UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-56073

Pre Effective Amendment No.	☐

Post Effective Amendment No. 24	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 129	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	July 26 , 2010

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on July 26, 2010 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account – II • Nationwide Variable Account – 9
Prospectus supplement dated July 26, 2010 to
prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.
Termination of the Nationwide Allocation Architect Service
Effective as of the close of the New York Stock Exchange on November 26, 2010 (the "Termination Date"), the Nationwide Allocation Architect ("NAA") service will be terminated by Nationwide.  In addition, any client agreement signed with Nationwide Investment Advisers, LLC ("NIA") in connection with the NAA service will also terminate.  This means that after the Termination Date, NIA will no longer develop and maintain the NAA models and NIA will no longer have limited discretionary authority to allocate and rebalance Variable Account contract value in support of the NAA service.
If your contract does not currently participate in the NAA service, its termination will have no impact on your contract.
Terminating Participation in the NAA Service Prior to the Termination Date
If you are currently participating in the NAA service, at any time prior to the Termination Date you may elect to terminate your participation in the NAA service in accordance with the terms of your contract.  Any such election must be submitted to Nationwide’s home office in writing and must provide new current and future allocation instructions, subject to any investment restrictions applicable to your contract.  Transfers resulting from the current allocation instructions submitted with your election to terminate NAA will not be assessed a short-term trading fee and will not count as a transfer event for the purpose of U.S. mail restrictions.  See the "Short-Term Trading Fees" and "Transfer Restrictions" section of your prospectus.
Impact on Contracts Actively Participating in the NAA Service on the Termination Date
For those contracts still participating in the NAA service on the Termination Date, your then-current and future allocations of Contract Value among the Fixed Account, GTOs, and Sub-Accounts will not be affected by the termination of NAA.  Your Variable Account contract value will remain allocated to Sub-Accounts that made up the NAA model you were invested in on the Termination Date.  The portion of your subsequent purchase payments directed to the Variable Account will be allocated to the Sub-Accounts according to the last allocation percentages in effect for that NAA model.  After the Termination Date, the NAA service will simply no longer exist.

Nationwide Life Insurance Company: •Nationwide Variable Account - II •Nationwide Variable Account - 9
Prospectus supplement dated May 1, 2010 to
Prospectus dated May 1, 2010
This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Nationwide Allocation Architect
Prior to annuitization, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their Variable Account allocations invested according to an investment model.  Nationwide Allocation Architect is not available for contracts issued on or after May 1, 2008, or for contracts issued before May 1, 2008 that were not participating in Nationwide Allocation Architect as of May 1, 2008.  For contracts that were participating in Nationwide Allocation Architect as of May 1, 2008, Nationwide Allocation Architect will continue to be available until the contract owner terminates participation.  Once participation in Nationwide Allocation Architect is terminated, the contract owner cannot re-elect Nationwide Allocation Architect.
The investment models in Nationwide Allocation Architect diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of 7 available models:
•	Conservative;
•	Moderately Conservative;
•	Balanced;
•	Moderate;
•	Capital Appreciation;
•	Moderately Aggressive; and
•	Aggressive.
Each model is comprised of Sub-Accounts of underlying funds that are currently available as investment options in this contract.  Certain Sub-Accounts that are not available in other Nationwide products that offer Nationwide Allocation Architect are not considered for inclusion in the models.  In addition, Sub-Accounts that are no longer available to all contract owners (as indicated in "Appendix A: Underlying Mutual Funds") are not considered for inclusion in the models.  The Sub-Accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about Nationwide Allocation Architect and the models is available in the brochure ("Form ADV Brochure") for the program.
Nationwide Investment Advisers, LLC ("NIA") as Investment Adviser
For those contract owners who elect Nationwide Allocation Architect, NIA will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  Currently, NIA has retained an independent third-party analytical firm to develop and maintain the models on its behalf.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  To participate in Nationwide Allocation Architect, contract owners will grant NIA limited discretionary authority to allocate and rebalance their Variable Account assets in accordance with the model they selected.  Contract owners may terminate this limited discretionary investment authority and participation in the service upon proper written notice to Nationwide and NIA.  Contract owners will receive a copy of NIA's Form ADV Brochure at the time of application or prior to electing the service.  The Form ADV Brochure contains more information about NIA's role as investment adviser and the independent third-party analytical firm it relies upon when providing these services to contract owners.
Evaluating and Updating the Models
At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the Sub-Accounts within each model optimizes the return potential for that model, given its particular level of risk tolerance.  If necessary, the models will be updated on or about the second Friday in January and July of each year.  NIA may evaluate and update the models more frequently at its sole discretion.
Updating the models could entail adding or removing one or more Sub-Accounts from a model, or changing the allocation percentages among existing Sub-Accounts.  Currently, NIA updates the models based on information received from an independent third-party analytical firm.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.  A contract owner who terminates their participation in the service cannot re-elect it.
On or about the second Friday in January and July of each year (or any other day that NIA updates the models), Nationwide will reallocate the Variable Account contract values of contracts participating in the service based on the updated model allocation information received from NIA.  The reallocation will rebalance the Variable Account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a recognized holiday or any day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within Nationwide Allocation Architect are not subject to short-term trading fees.
Quarterly Rebalancing
In addition to reallocating the Variable Account contract value when the models change, Nationwide will also reallocate the Variable Account contract value on or about the second Friday in January, April, July, and October of each year, referred to as quarterly rebalancing.  If the scheduled date for a rebalance is a recognized holiday or any day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within Nationwide Allocation Architect are not subject to short-term trading fees.
Election of the Nationwide Allocation Architect
When selecting a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The qualified financial adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, neither Nationwide nor NIA is responsible for determining the appropriateness of the model contract owners select.  Contract owners are responsible for notifying their financial adviser of any changes to their financial situation or risk profile.  Contract owners should periodically review with their financial adviser, their financial situation and risk profile to evaluate the appropriateness of their selected model.
Operation of the Contract While Nationwide Allocation Architect is in Effect
While Nationwide Allocation Architect is in effect, contract owners will not be permitted to transfer Contract Value among the Sub-Accounts or out of the Sub-Accounts (to the Fixed Account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing Fixed Account contract value into the Variable Account (and thus, the selected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the Sub-Accounts will also be allocated according to the currently selected model.  Any surrenders taken from the contract while Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.
Changing Models
Contract owners participating in Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models, received in good order by Nationwide, will be immediately implemented and will not be subject to Short-Term Trading Fees.
Nationwide reserves the right to limit the number of times a contract owner can change models each year.
Terminating Participation in Nationwide Allocation Architect
Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the Contract Value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.
Nationwide reserves the right to terminate the availability of this service at any time.
Risks Associated with Nationwide Allocation Architect
The models are designed to optimize returns based on different risk tolerances.  However, the models may not perform as intended and neither Nationwide nor NIA guarantees that participation in Nationwide Allocation Architect will result in a profit or protect against a loss.  A contract owner's Contract Value could be better or worse by participating in Nationwide

Allocation Architect than if the contract owner had not participated.  A model may perform better or worse than any single Sub-Account or asset class or other combinations of Sub-Accounts and asset classes.
NIA may be subject to competing interests related to the selection of Sub-Accounts in the models.  Specifically, some of the Sub-Accounts offered in Nationwide Allocation Architect correspond to underlying mutual funds managed by a NIA-affiliated company and some underlying mutual funds may pay more revenue to Nationwide than others.  The independent third-party analytical firm provides the models, selects the Sub-Accounts to be used to populate the models (within the universe of Sub-Accounts available in the contract determined by Nationwide and described previously) and provides changes to the models' asset allocation or Sub-Account selection.  NIA believes that its reliance on the recommendations of a third-party analytical firm to develop, and maintain, and update the models reduces or eliminates the potential for NIA to be influenced by these competing interests, but there can be no assurance of this.

The Best of America® V
NEA Valuebuilder Select
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account -9
The date of this prospectus is May 1, 2010.

This prospectus contains basic information you should understand about the contracts before investing   Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2010), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page35.  For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
Information about this and other Nationwide products can be found at: www.nationwide.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Royce Capital Fund
•	SBL Fund
•	T. Rowe Price Equity Series, Inc.

1

•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Wells Fargo Advantage Funds
For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account.

2

Glossary of Special Terms
Accumulation Unit - An accounting unit of measure used to calculate the contract value allocated to the Variable Account before the Annuitization Date.
Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.
Annuitization Date - The date on which annuity payments begin.
Annuity Commencement Date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.
Annuity Unit - An accounting unit of measure used to calculate variable annuity payments.
Contract Value - The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.
Contract Year - Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.
ERISA - The Employee Retirement Income Security Act of 1974, as amended.
FDIC - Federal Deposit Insurance Corporation.
Fixed Account - An investment option that is funded by the General Account of Nationwide.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.
General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.
Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.
Investment-Only Contract - A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide - Nationwide Life Insurance Company.
Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.
Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC - Securities and Exchange Commission.
SEP IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Simple IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.
Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account - Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	9
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	10
Condensed Financial Information	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation.	10
Security Distributors, Inc.	10
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	13
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	15
Contract Maintenance Charge
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	16
CDSC Options and Charges
Optional Death Benefits
Contract Ownership	18
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	19
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	23
Surrender (Redemption) Prior to Annuitization	23
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

4

Table of Contents (continued)	Page
Loan Privilege	24
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	25
Contract Owner Services	26
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	30
Upon Death
Death Benefit Payment
Statements and Reports	32
Legal Proceedings	32
Table of Contents of Statement of Additional Information	35
Appendix A: Underlying Mutual Funds	36
Appendix B: Condensed Financial Information	50
Appendix C: Contract Types and Tax Information	98
Appendix D: State Variations	107

5

Contract Expenses
The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%1
* Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Maximum Annual Contract Maintenance Charge	$155
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)6
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.15%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.25%
Death Benefit Options (an applicant may elect one)
Optional One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.15%
Optional 5% Enhanced Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.20%
6

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2009, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.29%	1.99%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the contract owner may withdraw without a CDSC the greater of:
(1)10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary.  This charge is waived for any contract valued at $25,000 or more on any contract anniversary.

6 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

7 Range of Five-Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.

8 Range of CDSC over time:
Each Contract Year, the contract owner may withdraw without a CDSC the greater of:
(1)10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

7

Example
This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.99%)	993	1,631	2,286	4,167	*	1,206	2,031	4,167	398	1,206	2,031	4,167
Minimum Total Underlying Mutual Fund Operating Expenses (0.29%)	814	1,102	1,416	2,493	*	677	1,161	2,493	219	677	1,161	2,493
*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

8

Synopsis of the Contracts
The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."
The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Investment Only (Qualified Plan);
•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contract;
•	Roth IRAs;
•	Simplified Employee Pension ("SEP IRAs");
•	Simple IRA; and
•	Tax Sheltered Annuities.
For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in the "Appendix C: Contract Types and Tax Information" section of this prospectus. Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders
Contract owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.
Minimum Initial and Subsequent Purchase Payments
Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment Only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity*	$0	$25
*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Dollar Limit Restrictions
In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.
Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.
Guaranteed Term Options
Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Charges and Expenses
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets of the Variable Account Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

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A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary.  This charge will be waived if the Contract Value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.
There are several CDSC options that are available to contract owners, each with different characteristics and costs.  The charge associated with each option is charged as a percentage of the Daily Net Assets of the Variable Account.  They are as follows:
Option	Contract Type	Annual Charge
Five Year CDSC	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
Two optional death benefits are available under the contract.  Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.
Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.
Annuity Payments
Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.
Taxation
How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").
Ten Day Free Look
Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.
If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.
Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.
Security Distributors, Inc.
The contracts are distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.
The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual fund based on contract owner instructions.
Contract owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract owners should read these prospectuses carefully before investing.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.
Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.
The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
1)	shares of a current underlying mutual fund are no longer available for investment; or
2)	further investment in an underlying mutual fund is inappropriate.
In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the Contract that have similar investment

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objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.
No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.
Deregistration of the Separate Account
Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.
Guaranteed Term Options
Guaranteed Term Options ("GTOs") are separate investment options under the contract.  Allocations to Guaranteed Term Options are not subject to Variable Account charges.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.
Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.
Guaranteed Term Options may not be available in every state.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying mutual funds in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's Fixed Account matures.  At that time, the contract owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

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•	Dollar Cost Averaging – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the 12-month anniversary in which the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.
Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The contract owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.
Nationwide guarantees that the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.
The Contract in General
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.
Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.
Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the contract owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which includes reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2009, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.
Profitability
Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

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Standard Charges and Deductions
Contract Maintenance Charge
On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.
If on any contract anniversary (or on the date of a full surrender), the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.
The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account, the Fixed Account and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the Daily Net Assets of the Variable Account.
The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.
The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.
If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.
For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Contract
Maintenance Charge and other Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
Each Contract Year, the contract owner may withdraw without a CDSC the greater of:
a)	10% of all purchase payments (15% of all purchase payments if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
In addition, no CDSC will be deducted:
1)	upon the annuitization of contracts which have been in force for at least two years;
2)	upon payment of a death benefit; or
3)	from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC option is elected).
No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:
a)	is the amount which would otherwise be available for withdrawal without a CDSC; and
b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

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The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.
Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:
•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;
•	contract loans or surrenders, including CDSC-free withdrawals;
•	transfers made upon annuitization of the contract;
•	surrenders of Annuity Units to make annuity payments; or
•	surrenders of Accumulation Units to pay a death benefit.
New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges and Deductions
For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated; and
(3)	the charges associated with the optional benefits will be assessed until annuitization.

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CDSC Options and Charges
Five Year CDSC Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the contract owner may choose the Five Year CDSC Option.
The Five Year CDSC Option applies as follows:
Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Additional CDSC Waiver Options for Tax Sheltered Annuities 10 Year and Disability Waiver
For an additional charge of at an annualized rate 0.05% of the Daily Net Assets of the Variable Account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:
1)	the contract owner has been the owner of the contract for 10 years; and
2)	the contract owner has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.
This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The contract owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Optional Death Benefits
The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.
If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the Daily Net Assets of the Variable Account, depending upon the option chosen. Nationwide may lower either of these charges at any time without notifying contract owners.  Nationwide may realize a profit from the charges assessed for these options.  Further information about the standard and optional death benefits can be found in the "Death Benefit Payment" provision.
Optional One-Year Step Up Death Benefit
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
1)	the Contract Value;
2)	the total of all purchase payments, less an adjustment for amounts surrendered; or
3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).
Optional 5% Enhanced Death Benefit
If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:
1)	the Contract Value; or
2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

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The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).
Long Term Care Facility Provisions
If the contract owner chooses an optional death benefit, no CDSC will be charged if:
•	the third contract anniversary has passed; and
•	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.
Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:
•	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and
•	Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.
For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the Annuitant may exercise the rights of the contract owner for the purposes described in this provision.  If the non-natural contract owner has not been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.
Contract Ownership
The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.
Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the Annuitization Date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date the request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide's home office.
The contract owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:
•	on a Nationwide form;
•	signed by the contract owner; and
•	received at Nationwide's home office before the Annuitization Date.
Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the contract owner died at the time of the change.
On the Annuitization Date, the Annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.
Joint Ownership
Joint owners each own an undivided interest in the contract.
Contract owners can name a joint owner at any time before annuitization subject to the following conditions:
•	joint owners can only be named for Non-Qualified Contracts;
•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;
•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;
•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and
•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
Contingent Ownership
The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
The contract owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
The contract owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.
Operation of the Contract
Minimum Initial and Subsequent Purchase Payments
Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment Only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity*	$0	$25
*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the contract owner(s) or the Annuitant. If upon notification of death of the contract owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.
Guaranteed Term Options
Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Pricing
Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.
Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.
Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents' Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day
Nationwide also will not price purchase payments if:
1)	trading on the New York Stock Exchange is restricted;
2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and contract owners will not have access to their accounts.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.
Contract owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result

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in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Determining the Contract Value
The Contract Value is the sum of:
1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;
2)	amounts allocated to the Fixed Account; and
3)	amounts allocated to a Guaranteed Term Option.
If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.
Determining Variable Account Value – Valuing an Accumulation Unit
Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.
Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
a)	is the sum of:
1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);
b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and
c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets of the Variable Account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn; and
2)	adding any interest earned on the amounts allocated.
Determining the Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);
2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and
3)	subtracting charges deducted in accordance with the contract.
Transfers Prior to Annuitization
Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option
Contract owners may request to have Fixed Account allocations transferred to the Variable Account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.
Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.
Contract owners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").
Transfers to the Fixed Account
Contract owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the combined value

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of the Variable Account and amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers Among the Sub-Accounts
A contract owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.
Transfer Requests
Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").
Interest Rate Guarantee Period
The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.
For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.
The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.
During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.
Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.
In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)       they have been identified as engaging in harmful trading practices; and
(2)       if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.
Managers of Multiple Contracts
Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).
In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

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Right to Revoke
If the contract owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.
If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.
Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Liability of the Variable Account under this provision is limited to the contract value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.
Surrender (Redemption) Prior to Annuitization
Contract owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.
Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").
Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.
Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in the "Appendix C: Contract Types and Tax Information" section of this prospectus.
Partial Surrenders (Partial Redemptions)
Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.
A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC from either:
a)	the amount requested; or
b)	the Contract Value remaining after the contract owner has received the requested amount.
If the contract owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the contract owner has received the requested amount.
The CDSC is deducted as a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Surrenders to Pay Investment Advisory Fees
Some contract owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders (Full Redemptions)
The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:
•	Variable Account charges;
•	a $15 Contract Maintenance Charge, if applicable;
•	underlying mutual fund charges;
•	the investment performance of the underlying mutual funds;
•	any outstanding loan balance plus accrued interest;
•	amounts allocated to the Fixed Account and any interest credited; and
•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.
A CDSC may apply.

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Surrenders Under a Tax Sheltered Annuity
Contract owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:
1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten-day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.
Minimum and Maximum Loan Amounts
Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

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*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.
Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.
Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the contract owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the contract owner/Annuitant dies;
•	the contract owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.
Assignment
Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.
A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.
IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.
Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset rebalancing is the automatic reallocation of contract value to the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.  Once asset rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.
Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.
Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.
Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.
Dollar Cost Averaging
Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.
Contract owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the:
Fidelity Variable Insurance Products Fund
•	Fidelity VIP High Income Portfolio: Service Class R
Nationwide Variable Insurance Trust (“NVIT”)
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
The following fund is only available in contracts for which good order applications were received before May 1, 2008:
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
The following fund is only available in contracts for which good order applications were received before May 1, 2007:
Fidelity Variable Insurance Products Fund
•	Fidelity VIP High Income Portfolio: Service Class
to any other underlying mutual fund.  Dollar cost averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.
Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers do not count as transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide to stop the transfers.
Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.
Dollar Cost Averaging from the Fixed Account
Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  A dollar cost averaging program, which transfers amounts from the Fixed Account to the Variable Account, is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the Fixed Account should first inquire whether any enhanced rate dollar cost averaging programs are available.
Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.
Enhanced Rate Dollar Cost Averaging
Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the enhanced rate dollar cost averaging program.  Dollar cost averaging transfers for this program may only be made from the Fixed Account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the Fixed Account than would normally be credited when not participating in the program.
Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate Fixed Account are exhausted, or the contract owner instructs Nationwide to stop the transfers.   For enhanced rate dollar cost averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions.
Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

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Systematic Withdrawals
Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through systematic withdrawals.
If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the contract owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or
3)	a percentage of the Contract Value based on the contract owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%
Contract Value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.
If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.
The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  The contract owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:
•	the age (or date) specified in your contract; or
•	the age (or date) specified by state law, where applicable.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in the "Appendix C: Contract Types and Tax Information" section of this prospectus).
Annuitization
Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:
1)	an annuity payment option; and
2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.
Fixed Payment Annuity
A fixed payment annuity is an annuity where the amount of the annuity payment remains level.
The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:
1)	deducting applicable premium taxes from the total Contract Value; then
2)	applying the Contract Value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

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Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.
Variable Payment Annuity
A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."  The Nationwide Allocation Architect is not available after annuitization.
The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:
1)	deducting applicable premium taxes from the total Contract Value; then
2)	applying the Contract Value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.
The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.
The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then
2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.
Assumed Investment Rate
An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.
Exchanges among Underlying Mutual Funds
Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.
Frequency and Amount of Annuity Payments
Payments are made based on the annuity payment option selected, unless:
•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or
•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.
Annuity Payment Options
Contract owners must elect an annuity payment option before the Annuitization Date.  The annuity payment options are:
1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

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If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.
No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits
Upon Death
If death occurs before Annuitization:

If the deceased is the …	And …	And …	then the …
Contract Owner	The contract owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is a contingent owner, but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner, and no death benefit is paid.
Contract Owner	The contract owner is the Annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The contract owner is the Annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the contract owner.
Annuitant	The Annuitant is not the contract owner	There is a surviving contingent Annuitant	Surviving contingent Annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner's estate.

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If the contract owner and Annuitant are the same, and the contract owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.
If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.
If the contract owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
The beneficiary may elect to receive the death benefit:
1)	in a lump sum;
2)	as an annuity; or
3)	in any other manner permitted by law and approved by Nationwide.
The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.
Distributions will be made pursuant to the "Required Distributions" provisions in the "Appendix C: Contract Types and Tax Information" section of this prospectus.
If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.
The death benefit value is determined as of the date Nationwide receives:
1)	proper proof of the Annuitant's death;
2)	an election specifying the distribution method; and
3)	any state required form(s).
Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.   After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.
Five-Year Reset Death Benefit (Standard Contractual Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
1)	the Contract Value;
2)	the total of all purchase payments, less an adjustment for amounts surrendered; or
3)
the Contract Value as of the most recent five year contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).
One-Year Step Up Death Benefit
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
1)	the Contract Value;
2)	the total of all purchase payments, less an adjustment for amounts surrendered; or
3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).
5% Enhanced Death Benefit
If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:
1)	the Contract Value; or
2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

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Statements and Reports
Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.
Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.
Legal Proceedings
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial position or results of operations in a particular period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.
In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations,

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including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company's litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company's consolidated financial position or results of operations in the future.
On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.
On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs' motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.
On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants

33

violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.    On May 23, 2008, the Court granted the defendants' motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.
On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs' motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court's dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC's counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler's motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful "revenue sharing" payments.  NFS and NLIC continue to defend this lawsuit vigorously.
The general distributor, NISC, is not engaged in any litigation of any material nature.
Security Distributors, Inc., the principal underwriter of the Contract ("SDI"), has been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by to MBC under the NEA Valuebuilder Program.  The other defendants include other affiliates of SDI and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above.  SDI and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint.  The District Court granted defendants' motion to dismiss.  The plaintiffs have appealed to the Ninth Circuit Court of Appeals.  The briefs were filed and oral arguments were held.  The United States Department of Labor filed an amicus brief, which supported the defendants' position in the case.  SDI does not believe that the class action claims have merit and intends to continue to defend against the claims vigorously.  The general distributor, Security Distributors, Inc. does not believe that these claims are likely to have a material adverse effect on its ability to perform its duties as principal underwriter of the Contract.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-56073

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Appendix A: Underlying Mutual Funds
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.
Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K.
Limited
Investment Objective:	Seeks high total investment return.
Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

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Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company,
Fidelity Investments Japan Limited, Fidelity International Investment
Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

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Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.
Designation: STTF

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Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Invesco - Invesco V.I. Capital Appreciation Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Capital Development Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Health Care Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Sub-adviser:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.

39

Invesco - Invesco V.I. International Growth Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF
Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF
Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

40

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund Seeks maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

41

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

42

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe,
Australasia and Far East Index (“MSCI EAFE»
Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund (“Aggressive Fund” or the
“Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth
of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor
Destinations Funds.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund (“Conservative Fund” or
the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

43

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund (“Moderate Fund” or the
“Fund”) seeks a high level of total return
consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund (“Moderately
Aggressive Fund” or the “Fund”) seeks
growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund (“Moderately
Conservative Fund” or the “Fund”)
seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

44

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc.
and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley
Investment Management; Neuberger Berman Management, Inc.; Putnam
Investment Management, LLC; Waddell & Reed Investment Management
Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

45

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF
Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

46

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares)
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in
Fixed Income Instruments that are economically tied to foreign (non-U.S.)
countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

47

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
SBL Fund - Series D (Global Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	Security Global Investors, LLC
Investment Objective:	Long-term capital growth.
SBL Fund - Series J (Mid Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Capital appreciation.
SBL Fund - Series N (Managed Asset Allocation Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.
SBL Fund - Series O (Equity Income Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income and capital appreciation.
SBL Fund - Series P (High Yield Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.
SBL Fund - Series Q (Small Cap Value Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term capital appreciation.
SBL Fund - Series V (Mid Cap Value Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.
SBL Fund - Series X (Small Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.
SBL Fund - Series Y (Select 25 Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

48

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of
non-U.S. issuers domiciled in EAFE countries.
Van Eck Variable Insurance Products Trust -  Van Eck VIP Emerging Markets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF
Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: STTF
Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

49

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 1.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                     www.nationwide.com
The following funds were added to the Variable Account effective May 1, 2010, therefore, no Condensed Financial Information is available:
MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund: Class I
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio: Class II
No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.208582	8.759604	41.09%	6,263	2009
	10.000000	6.208582	-37.91%	129	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.406501	12.433365	9.00%	66,084	2009
	11.719554	11.406501	-2.67%	68,119	2008
	10.823057	11.719554	8.28%	31,167	2007
	10.772114	10.823057	0.47%	26,022	2006
	10.724012	10.772114	0.45%	28,923	2005
	10.247814	10.724012	4.65%	18,628	2004
	10.000000	10.247814	2.48%	2,209	2003*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.223592	11.940917	16.80%	150,261	2009
	15.803283	10.223592	-35.31%	158,715	2008
	15.990790	15.803283	-1.17%	172,953	2007
	13.808600	15.990790	15.80%	177,039	2006
	13.343804	13.808600	3.48%	176,379	2005
	11.940757	13.343804	11.75%	153,183	2004
	9.333731	11.940757	27.93%	131,778	2003
	11.705008	9.333731	-20.26%	114,316	2002
	12.914785	11.705008	-9.37%	100,002	2001
	14.608384	12.914785	-11.59%	290,153	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.967180	14.508855	32.29%	0	2009
	20.097962	10.967180	-45.43%	27,731	2008
	17.214343	20.097962	16.75%	30,693	2007
	13.921341	17.214343	23.65%	36,130	2006
	12.428422	13.921341	12.01%	39,581	2005
	10.934729	12.428422	13.66%	42,920	2004
	8.879812	10.934729	23.14%	47,575	2003
	11.275782	8.879812	-21.25%	53,502	2002
	16.098754	11.275782	-29.96%	58,134	2001
	19.569739	16.098754	-17.74%	99,177	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	8.003497	10.285729	28.52%	36,037	2009
	10.697120	8.003497	-25.18%	30,383	2008
	11.071995	10.697120	-3.39%	32,499	2007
	10.000000	11.071995	10.72%	9,059	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.884699	17.645061	18.54%	212,461	2009
	20.554101	14.884699	-27.58%	227,614	2008
	21.909766	20.554101	-6.19%	243,150	2007
	18.670139	21.909766	17.35%	250,221	2006
	17.972501	18.670139	3.88%	230,750	2005
	15.894190	17.972501	13.08%	196,553	2004
	12.461991	15.894190	27.54%	152,124	2003
	14.420645	12.461991	-13.58%	117,173	2002
	12.924722	14.420645	11.57%	63,465	2001
	11.060928	12.924722	16.85%	17,917	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.088339	20.88%	4,149	2009*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.102743	1.03%	1,335	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.081407	12.465786	23.65%	78,926	2009
	14.755033	10.081407	-31.67%	80,830	2008
	15.018400	14.755033	-1.75%	82,541	2007
	13.272308	15.018400	13.16%	79,520	2006
	12.514320	13.272308	6.06%	64,841	2005
	10.381496	12.514320	20.54%	41,457	2004
	7.618563	10.381496	36.27%	16,084	2003
	10.000000	7.618563	-23.81%	3,336	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.799377	10.317348	32.28%	165,456	2009
	12.026253	7.799377	-35.15%	180,866	2008
	11.282351	12.026253	6.59%	198,342	2007
	10.446352	11.282351	8.00%	227,188	2006
	10.193646	10.446352	2.48%	244,194	2005
	9.704318	10.193646	5.04%	255,941	2004
	7.787219	9.704318	24.62%	256,172	2003
	11.081580	7.787219	-29.73%	251,247	2002
	14.472958	11.081580	-23.43%	242,514	2001
	16.447766	14.472958	-12.01%	768,604	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.457808	11.817023	24.94%	558,667	2009
	15.213830	9.457808	-37.83%	615,287	2008
	14.615858	15.213830	4.09%	645,804	2007
	12.795006	14.615858	14.23%	677,765	2006
	12.357170	12.795006	3.54%	687,042	2005
	11.292966	12.357170	9.42%	661,939	2004
	8.895399	11.292966	26.95%	596,698	2003
	11.585200	8.895399	-23.22%	546,163	2002
	13.339745	11.585200	-13.15%	478,009	2001
	14.867150	13.339745	-10.27%	1,255,447	2000

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.835374	13.133645	21.21%	70,774	2009
	15.551743	10.835374	-30.33%	75,249	2008
	14.678695	15.551743	5.95%	80,707	2007
	12.741982	14.678695	15.20%	89,987	2006
	12.342942	12.741982	3.23%	94,351	2005
	11.880707	12.342942	3.89%	92,257	2004
	9.914002	11.880707	19.84%	84,422	2003
	12.036131	9.914002	-17.63%	67,989	2002
	13.420126	12.036131	-10.31%	56,393	2001
	13.657521	13.420126	-1.74%	245,175	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.927144	15.397564	19.11%	128,849	2009
	14.098393	12.927144	-8.31%	151,473	2008
	13.527760	14.098393	4.22%	155,070	2007
	13.132275	13.527760	3.01%	143,105	2006
	13.107871	13.132275	0.19%	133,341	2005
	12.790643	13.107871	2.48%	111,998	2004
	12.358755	12.790643	3.49%	104,713	2003
	11.432220	12.358755	8.10%	72,830	2002
	10.702323	11.432220	6.82%	24,774	2001
	9.796953	10.702323	9.24%	3,292	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.380770	10.290497	22.79%	44,331	2009
	11.310248	8.380770	-25.90%	45,269	2008
	10.526627	11.310248	7.44%	26,185	2007
	10.000000	10.526627	5.27%	6,955	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.646576	9.738655	27.36%	71,351	2009
	11.490429	7.646576	-33.45%	61,250	2008
	10.546649	11.490429	8.95%	19,743	2007
	10.000000	10.546649	5.47%	7,256	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.117041	9.249263	29.96%	60,662	2009
	11.621249	7.117041	-38.76%	49,687	2008
	10.566834	11.621249	9.98%	23,275	2007
	10.000000	10.566834	5.67%	5,794	2006*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.709604	18.394528	34.17%	505,956	2009
	24.156274	13.709604	-43.25%	564,916	2008
	20.786972	24.156274	16.21%	597,939	2007
	18.834678	20.786972	10.37%	579,650	2006
	16.297747	18.834678	15.57%	468,623	2005
	14.287374	16.297747	14.07%	382,283	2004
	11.255043	14.287374	26.94%	310,064	2003
	12.564462	11.255043	-10.42%	271,483	2002
	14.497111	12.564462	-13.33%	239,522	2001
	15.712599	14.497111	-7.74%	559,132	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.098189	8.900303	45.95%	99,333	2009
	13.523666	6.098189	-54.91%	91,899	2008
	9.389333	13.523666	44.03%	54,808	2007
	10.000000	9.389333	-6.11%	19,196	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.259159	13.193376	28.60%	313,768	2009
	18.105249	10.259159	-43.34%	345,695	2008
	18.051815	18.105249	0.30%	350,643	2007
	15.199905	18.051815	18.76%	347,849	2006
	14.531777	15.199905	4.60%	310,576	2005
	13.191825	14.531777	10.16%	270,446	2004
	10.243000	13.191825	28.79%	210,298	2003
	12.478012	10.243000	-17.91%	162,033	2002
	13.294130	12.478012	-6.14%	119,839	2001
	12.410474	13.294130	7.12%	213,299	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.589833	8.055873	44.12%	39,450	2009
	12.577225	5.589833	-55.56%	44,789	2008
	10.336124	12.577225	21.68%	43,897	2007
	9.924641	10.336124	4.15%	44,719	2006
	9.217840	9.924641	7.67%	54,170	2005
	8.705771	9.217840	5.88%	55,929	2004
	6.788835	8.705771	28.24%	51,124	2003
	8.791124	6.788835	-22.78%	46,281	2002
	10.389625	8.791124	-15.39%	41,449	2001
	12.683293	10.389625	-18.08%	83,616	2000

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.392585	10.636620	26.74%	453,783	2009
	16.082526	8.392585	-47.82%	499,379	2008
	12.818073	16.082526	25.47%	519,696	2007
	12.142810	12.818073	5.56%	561,417	2006
	11.618360	12.142810	4.51%	568,293	2005
	11.376318	11.618360	2.13%	564,329	2004
	8.662889	11.376318	31.32%	530,150	2003
	12.549094	8.662889	-30.97%	491,100	2002
	15.423665	12.549094	-18.64%	446,621	2001
	17.534950	15.423665	-12.04%	698,416	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.773015	12.474675	42.19%	43,824	2009
	11.837516	8.773015	-25.89%	51,482	2008
	11.660133	11.837516	1.52%	65,470	2007
	10.604160	11.660133	9.96%	94,601	2006
	10.457917	10.604160	1.40%	90,408	2005
	9.659661	10.457917	8.26%	81,544	2004
	7.692360	9.659661	25.57%	79,484	2003
	7.506322	7.692360	2.48%	54,260	2002
	8.615157	7.506322	-12.87%	44,056	2001
	11.255695	8.615157	-23.46%	135,220	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.280603	10.363858	42.35%	35,636	2009
	9.812673	7.280603	-25.80%	22,354	2008
	10.000000	9.812673	-1.87%	18,755	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.736231	12.282400	14.40%	168,610	2009
	11.231360	10.736231	-4.41%	159,858	2008
	10.897994	11.231360	3.06%	146,654	2007
	10.564594	10.897994	3.16%	111,100	2006
	10.464104	10.564594	0.96%	79,371	2005
	10.142433	10.464104	3.17%	51,429	2004
	10.000000	10.142433	1.42%	2,792	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.743663	9.338298	38.48%	116,135	2009
	11.272286	6.743663	-40.17%	104,133	2008
	9.869805	11.272286	14.21%	86,324	2007
	10.000000	9.869805	-1.30%	38,517	2006*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.825312	14.787237	25.05%	10,485	2009
	21.300566	11.825312	-44.48%	12,763	2008
	18.376710	21.300566	15.91%	14,138	2007
	15.753299	18.376710	16.65%	18,870	2006
	13.388056	15.753299	17.67%	19,728	2005
	11.928089	13.388056	12.24%	20,329	2004
	8.421945	11.928089	41.63%	24,730	2003
	10.690513	8.421945	-21.22%	25,879	2002
	13.731142	10.690513	-22.14%	33,441	2001
	17.171657	13.731142	-20.04%	52,347	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.867381	13.594998	25.10%	85,661	2009
	19.579612	10.867381	-44.50%	88,404	2008
	16.889323	19.579612	15.93%	95,985	2007
	14.477894	16.889323	16.66%	86,461	2006
	12.309005	14.477894	17.62%	64,107	2005
	10.965863	12.309005	12.25%	48,173	2004
	7.739985	10.965863	41.68%	21,291	2003
	10.000000	7.739985	-22.60%	10,606	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.708219	11.999041	55.67%	52,294	2009
	15.963627	7.708219	-51.71%	55,005	2008
	15.286166	15.963627	4.43%	56,555	2007
	13.301272	15.286166	14.92%	52,577	2006
	13.113789	13.301272	1.43%	42,573	2005
	11.632535	13.113789	12.73%	37,864	2004
	7.454046	11.632535	56.06%	16,739	2003
	10.000000	7.454046	-25.46%	658	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.948254	10.658939	34.10%	57,226	2009
	11.424928	7.948254	-30.43%	77,331	2008
	11.134394	11.424928	2.61%	49,474	2007
	10.000000	11.134394	11.34%	19,040	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.504602	8.308699	27.74%	67,719	2009
	9.818976	6.504602	-33.75%	38,341	2008
	10.170851	9.818976	-3.46%	25,813	2007
	10.000000	10.170851	1.71%	6,067	2006*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.607120	8.511220	28.82%	1,223	2009
	10.000000	6.607120	-33.93%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.364846	10.867049	70.74%	22,834	2009
	13.598175	6.364846	-53.19%	15,608	2008
	10.684141	13.598175	27.27%	16,984	2007
	10.000000	10.684141	6.84%	7,166	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.801198	14.671362	35.83%	0	2009
	18.274046	10.801198	-40.89%	0	2008
	15.958716	18.274046	14.51%	0	2007
	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.317648	9.929187	35.69%	14,588	2009
	12.413074	7.317648	-41.05%	51,945	2008
	10.872497	12.413074	14.17%	27,782	2007
	10.000000	10.872497	8.72%	4,913	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.068737	14.166385	17.38%	51,221	2009
	11.489837	12.068737	5.04%	51,390	2008
	10.463874	11.489837	9.80%	11,449	2007
	10.000000	10.463874	4.64%	2,705	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	6.202428	7.405096	19.39%	4,087	2009
	10.930971	6.202428	-43.26%	3,050	2008
	9.892531	10.930971	10.50%	352	2007
	10.000000	9.892531	-1.07%	83	2006*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	5.770779	8.103801	40.43%	2,123	2009
	11.036313	5.770779	-47.71%	1,931	2008
	10.094887	11.036313	9.33%	4,444	2007
	10.000000	10.094887	0.95%	632	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.347111	10.539915	26.27%	0	2009
	11.824034	8.347111	-29.41%	0	2008
	10.689063	11.824034	10.62%	0	2007
	10.000000	10.689063	6.89%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.528516	8.492310	30.08%	0	2009
	11.925753	6.528516	-45.26%	0	2008
	12.766269	11.925753	-6.58%	0	2007
	10.000000	12.766269	27.66%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.702013	16.989575	33.75%	0	2009
	21.542349	12.702013	-41.04%	0	2008
	18.988211	21.542349	13.45%	0	2007
	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.819252	22.037235	23.67%	25,112	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.500045	9.386671	44.41%	280,785	2009
	11.801837	6.500045	-44.92%	304,628	2008
	8.734063	11.801837	35.12%	274,073	2007
	8.093142	8.734063	7.92%	281,262	2006
	7.270035	8.093142	11.32%	288,742	2005
	6.231243	7.270035	16.67%	276,525	2004
	5.240220	6.231243	18.91%	263,995	2003
	6.302423	5.240220	-16.85%	238,234	2002
	8.152720	6.302423	-22.70%	196,861	2001
	10.000000	8.152720	-18.47%	140,862	2000*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.094243	12.575766	55.37%	29,496	2009
	14.587904	8.094243	-44.51%	29,970	2008
	12.115386	14.587904	20.41%	29,580	2007
	11.348676	12.115386	6.76%	35,445	2006
	10.307067	11.348676	10.11%	35,789	2005
	10.335357	10.307067	-0.27%	32,243	2004
	7.102551	10.335357	45.52%	25,715	2003
	10.000000	7.102551	-28.97%	12,974	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.667374	4.138988	55.17%	39,029	2009
	4.813811	2.667374	-44.59%	41,561	2008
	3.999765	4.813811	20.35%	50,760	2007
	3.750538	3.999765	6.65%	64,235	2006
	3.399492	3.750538	10.33%	71,246	2005
	3.417949	3.399492	-0.54%	78,038	2004
	2.359397	3.417949	44.87%	91,114	2003
	4.038883	2.359397	-41.58%	107,416	2002
	6.515527	4.038883	-38.01%	112,873	2001
	10.000000	6.515527	-34.84%	111,382	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.731980	24.319760	77.10%	149,724	2009
	29.054225	13.731980	-52.74%	138,406	2008
	22.939247	29.054225	26.66%	132,427	2007
	15.810633	22.939247	45.09%	112,227	2006
	12.108943	15.810633	30.57%	85,069	2005
	10.313811	12.108943	17.41%	71,014	2004
	7.750784	10.313811	33.07%	50,982	2003
	10.000000	7.750784	-22.49%	28,534	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	8.049491	14.255855	77.10%	49,599	2009
	17.037948	8.049491	-52.76%	55,633	2008
	13.457741	17.037948	26.60%	61,145	2007
	9.279830	13.457741	45.02%	72,247	2006
	7.111343	9.279830	30.49%	98,166	2005
	6.058322	7.111343	17.38%	105,419	2004
	4.553254	6.058322	33.05%	122,199	2003
	6.201296	4.553254	-26.58%	146,242	2002
	8.189524	6.201296	-24.28%	156,320	2001
	10.000000	8.189524	-18.10%	146,837	2000*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.524129	11.934062	25.30%	20,268	2009
	14.418129	9.524129	-33.94%	26,798	2008
	14.230228	14.418129	1.32%	31,723	2007
	12.314314	14.230228	15.56%	42,734	2006
	11.400631	12.314314	8.01%	51,553	2005
	10.000000	11.400631	14.01%	7,519	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.841640	9.496562	21.10%	99,302	2009
	11.788968	7.841640	-33.48%	61,124	2008
	11.079463	11.788968	6.40%	39,941	2007
	10.000000	11.079463	10.79%	13,904	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.166189	10.273491	12.08%	58,554	2009
	10.705809	9.166189	-14.38%	69,420	2008
	10.332505	10.705809	3.61%	66,164	2007
	10.025843	10.332505	3.06%	31,626	2006
	9.992825	10.025843	0.33%	19,964	2005
	10.025854	9.992825	-0.33%	14,180	2004
	10.000000	10.025854	0.26%	62,192	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.799261	7.040521	21.40%	3,994	2009
	9.688085	5.799261	-40.14%	1,913	2008
	9.746244	9.688085	-0.60%	284	2007
	10.000000	9.746244	-2.54%	25	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.560035	11.126395	29.98%	25,227	2009
	14.292911	8.560035	-40.11%	27,251	2008
	13.430250	14.292911	6.42%	63,945	2007
	11.942734	13.430250	12.46%	25,003	2006
	11.300308	11.942734	5.69%	7,907	2005
	10.000000	11.300308	13.00%	1,025	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.335025	13.35%	13	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.472097	24.72%	0	2009*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.639940	9.325078	22.06%	43,606	2009
	11.000442	7.639940	-30.55%	35,029	2008
	10.479861	11.000442	4.97%	22,431	2007
	10.000000	10.479861	4.80%	7,280	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.497230	10.533955	10.92%	59,431	2009
	10.654712	9.497230	-10.86%	58,722	2008
	10.461879	10.654712	1.84%	32,184	2007
	10.000000	10.461879	4.62%	5,251	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.387323	10.345640	40.05%	66,085	2009
	12.172813	7.387323	-39.31%	55,028	2008
	10.762882	12.172813	13.10%	37,081	2007
	10.000000	10.762882	7.63%	17,663	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.281631	8.621883	37.26%	107,997	2009
	11.385541	6.281631	-44.83%	89,248	2008
	10.288678	11.385541	10.66%	84,595	2007
	10.000000	10.288678	2.89%	30,892	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.014749	7.774220	29.25%	33,737	2009
	9.819431	6.014749	-38.75%	13,568	2008
	10.000000	9.819431	-1.81%	4,834	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.670909	15.408067	44.39%	13,879	2009
	14.983441	10.670909	-28.78%	16,851	2008
	14.690513	14.983441	1.99%	18,780	2007
	13.429490	14.690513	9.39%	24,185	2006
	13.262747	13.429490	1.26%	33,528	2005
	12.180431	13.262747	8.89%	35,668	2004
	10.072515	12.180431	20.93%	33,755	2003
	9.866328	10.072515	2.09%	16,927	2002
	9.573036	9.866328	3.06%	11,912	2001
	10.552305	9.573036	-9.28%	12,666	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.304238	11.997439	44.47%	43,734	2009
	11.677897	8.304238	-28.89%	40,147	2008
	11.445881	11.677897	2.03%	43,275	2007
	10.463797	11.445881	9.39%	31,149	2006
	10.000000	10.463797	4.64%	14,860	2005*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.408349	10.787539	28.30%	1,121	2009
	15.760938	8.408349	-46.65%	1,125	2008
	12.534539	15.760938	25.74%	1,161	2007
	9.531459	12.534539	31.51%	1,163	2006
	7.401248	9.531459	28.78%	1,179	2005
	6.553362	7.401248	12.94%	1,222	2004
	4.885747	6.553362	34.13%	1,636	2003
	6.509205	4.885747	-24.94%	1,720	2002
	9.225133	6.509205	-29.44%	1,969	2001
	10.000000	9.225133	-7.75%	751	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.374780	17.152513	28.25%	35,947	2009
	25.062342	13.374780	-46.63%	34,326	2008
	19.931416	25.062342	25.74%	34,286	2007
	15.157788	19.931416	31.49%	26,164	2006
	11.773306	15.157788	28.75%	9,680	2005
	10.410101	11.773306	13.10%	3,488	2004
	7.777707	10.410101	33.85%	2,413	2003
	10.000000	7.777707	-22.22%	1,750	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.261650	13.922676	23.63%	5,442	2009
	20.458951	11.261650	-44.95%	6,501	2008
	17.254227	20.458951	18.57%	8,474	2007
	13.858748	17.254227	24.50%	9,519	2006
	11.741802	13.858748	18.03%	11,075	2005
	10.264387	11.741802	14.39%	12,310	2004
	7.627885	10.264387	34.56%	16,301	2003
	10.337468	7.627885	-26.21%	15,807	2002
	12.874957	10.337468	-19.71%	11,282	2001
	14.846771	12.874957	-13.28%	31,439	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.906024	18.427344	23.62%	12,767	2009
	27.072479	14.906024	-44.94%	12,840	2008
	22.823774	27.072479	18.62%	13,107	2007
	18.342427	22.823774	24.43%	11,352	2006
	15.540553	18.342427	18.03%	5,022	2005
	13.585158	15.540553	14.39%	2,960	2004
	10.000000	13.585158	35.85%	1,530	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.144130	7.781931	51.28%	221,386	2009
	10.000000	5.144130	-48.56%	0	2008*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.132866	7.978095	30.09%	59,837	2009
	10.000000	6.132866	-38.67%	62,587	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.365782	8.133865	27.77%	6,119	2009
	10.000000	6.365782	-36.34%	1,000	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.930212	9.397542	18.50%	3,900	2009
	10.000000	7.930212	-20.70%	363	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.207070	8.850147	22.80%	2,291	2009
	10.000000	7.207070	-27.93%	411	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.082054	10.151663	11.78%	2,437	2009
	10.000000	9.082054	-9.18%	1,026	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.565372	9.124286	20.61%	25,388	2009
	10.000000	7.565372	-24.35%	2,103	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.843520	8.567131	25.19%	26,785	2009
	10.000000	6.843520	-31.56%	4,390	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.310716	9.672495	16.39%	6,375	2009
	10.000000	8.310716	-16.89%	1,439	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.872127	10.621184	7.59%	22,521	2009
	10.000000	9.872127	-1.28%	1,632	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.856077	11.349822	15.16%	17,149	2009
	10.000000	9.856077	-1.44%	1,653	2008*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.222724	22.972236	61.52%	1,399	2009
	34.048272	14.222724	-58.23%	1,661	2008
	23.649505	34.048272	43.97%	1,961	2007
	17.489766	23.649505	35.22%	5,433	2006
	13.332348	17.489766	31.18%	9,544	2005
	11.164642	13.332348	19.42%	9,909	2004
	6.830658	11.164642	63.45%	10,080	2003
	8.147532	6.830658	-16.16%	10,603	2002
	8.689073	8.147532	-6.23%	5,018	2001
	10.000000	8.689073	-13.11%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.612753	25.243732	61.69%	74,987	2009
	37.435968	15.612753	-58.29%	75,493	2008
	26.008051	37.435968	43.94%	85,396	2007
	19.244358	26.008051	35.15%	71,072	2006
	14.667907	19.244358	31.20%	47,794	2005
	12.281718	14.667907	19.43%	28,196	2004
	7.516119	12.281718	63.41%	9,012	2003
	10.000000	7.516119	-24.84%	3,491	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.972061	15.205460	1.56%	364,931	2009
	14.053697	14.972061	6.53%	412,379	2008
	13.261543	14.053697	5.97%	381,759	2007
	12.975103	13.261543	2.21%	366,444	2006
	12.704400	12.975103	2.13%	342,702	2005
	12.439896	12.704400	2.13%	323,645	2004
	12.331593	12.439896	0.88%	286,878	2003
	11.234737	12.331593	9.76%	229,253	2002
	10.591943	11.234737	6.07%	133,587	2001
	9.515930	10.591943	11.31%	150,095	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.198214	6.861832	32.00%	191,100	2009
	8.575303	5.198214	-39.38%	209,367	2008
	7.253528	8.575303	18.22%	236,366	2007
	6.907911	7.253528	5.00%	262,470	2006
	6.558208	6.907911	5.33%	298,779	2005
	6.131042	6.558208	6.97%	327,315	2004
	4.670172	6.131042	31.28%	331,473	2003
	6.624951	4.670172	-29.51%	323,027	2002
	9.321861	6.624951	-28.93%	318,353	2001
	12.829034	9.321861	-27.34%	393,628	2000

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.626051	8.427987	27.19%	8,709	2009
	11.772823	6.626051	-43.72%	7,951	2008
	10.882719	11.772823	8.18%	5,592	2007
	10.000000	10.882719	8.83%	1,798	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.794239	12.321793	25.81%	257,744	2009
	15.680560	9.794239	-37.54%	246,692	2008
	14.964301	15.680560	4.79%	238,974	2007
	12.946440	14.964301	15.59%	191,382	2006
	12.128091	12.946440	6.75%	117,995	2005
	10.754510	12.128091	12.77%	71,804	2004
	8.246178	10.754510	30.42%	30,962	2003
	10.000000	8.246178	-17.54%	9,874	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.554648	15.55%	7	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.114759	21.15%	7	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.417641	12.317877	7.88%	59,936	2009
	12.284510	11.417641	-7.06%	76,194	2008
	11.787573	12.284510	4.22%	67,170	2007
	11.226330	11.787573	5.00%	62,834	2006
	10.987504	11.226330	2.17%	49,608	2005
	10.615823	10.987504	3.50%	40,828	2004
	9.947392	10.615823	6.72%	27,812	2003
	10.000000	9.947392	-0.53%	7,321	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.597109	12.486034	17.82%	767,114	2009
	13.951104	10.597109	-24.04%	699,671	2008
	13.351492	13.951104	4.49%	713,673	2007
	12.123233	13.351492	10.13%	600,992	2006
	11.635859	12.123233	4.19%	448,804	2005
	10.741012	11.635859	8.33%	268,840	2004
	9.046478	10.741012	18.73%	115,913	2003
	10.000000	9.046478	-9.54%	35,394	2002*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.202365	12.551362	23.02%	768,785	2009
	15.035889	10.202365	-32.15%	799,166	2008
	14.323110	15.035889	4.98%	747,557	2007
	12.643526	14.323110	13.28%	658,392	2006
	11.939394	12.643526	5.90%	522,811	2005
	10.769790	11.939394	10.86%	311,805	2004
	8.598521	10.769790	25.25%	112,515	2003
	10.000000	8.598521	-14.01%	35,229	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.085962	12.560527	13.30%	248,372	2009
	13.194253	11.085962	-15.98%	287,454	2008
	12.603326	13.194253	4.69%	224,139	2007
	11.753180	12.603326	7.23%	201,821	2006
	11.373337	11.753180	3.34%	168,836	2005
	10.731567	11.373337	5.98%	123,405	2004
	9.543547	10.731567	12.45%	54,919	2003
	10.000000	9.543547	-4.56%	10,774	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.759745	22.667783	35.25%	125,574	2009
	26.671830	16.759745	-37.16%	131,171	2008
	25.074563	26.671830	6.37%	139,022	2007
	23.071107	25.074563	8.68%	140,632	2006
	20.809277	23.071107	10.87%	124,821	2005
	18.180524	20.809277	14.46%	103,324	2004
	13.651955	18.180524	33.17%	72,343	2003
	16.298133	13.651955	-16.24%	57,912	2002
	16.698444	16.298133	-2.40%	37,050	2001
	14.654661	16.698444	13.95%	31,437	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.266942	12.137097	-1.06%	402,865	2009
	12.153777	12.266942	0.93%	556,280	2008
	11.727628	12.153777	3.63%	491,969	2007
	11.343801	11.727628	3.38%	384,519	2006
	11.171561	11.343801	1.54%	361,622	2005
	11.204900	11.171561	-0.30%	309,500	2004
	11.259085	11.204900	-0.48%	303,968	2003
	11.248046	11.259085	0.10%	286,394	2002
	10.978256	11.248046	2.46%	242,535	2001
	10.468792	10.978256	4.87%	209,798	2000

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.172363	14.973439	23.01%	70,672	2009
	14.880871	12.172363	-18.20%	72,659	2008
	14.382121	14.880871	3.47%	74,780	2007
	13.870570	14.382121	3.69%	75,687	2006
	13.725193	13.870570	1.06%	68,269	2005
	13.026690	13.725193	5.36%	61,062	2004
	11.748112	13.026690	10.88%	45,465	2003
	11.080176	11.748112	6.03%	20,677	2002
	10.753649	11.080176	3.04%	9,639	2001
	10.290756	10.753649	4.50%	7,527	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.478709	34.79%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.095120	8.225872	34.96%	200,289	2009
	10.000000	6.095120	-39.05%	57,044	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.938879	15.330724	28.41%	38,702	2009
	22.494186	11.938879	-46.92%	51,110	2008
	22.097949	22.494186	1.79%	55,411	2007
	18.202596	22.097949	21.40%	48,103	2006
	16.424694	18.202596	10.82%	33,765	2005
	13.809398	16.424694	18.94%	11,051	2004
	10.000000	13.809398	38.09%	1,740	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.317627	8.108655	28.35%	77,410	2009
	10.000000	6.317627	-36.82%	230	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.301835	7.940970	26.01%	4,661	2009
	10.000000	6.301835	-36.98%	255	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.233404	7.836832	25.72%	353,412	2009
	10.000000	6.233404	-37.67%	19,829	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.708071	8.655721	29.03%	177,256	2009
	10.000000	6.708071	-32.92%	40,088	2008*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.176532	11.567848	26.06%	67,341	2009
	17.317497	9.176532	-47.01%	72,671	2008
	15.955463	17.317497	8.54%	71,877	2007
	15.631166	15.955463	2.07%	69,372	2006
	14.621540	15.631166	6.91%	69,628	2005
	13.035349	14.621540	12.17%	61,240	2004
	9.816488	13.035349	32.79%	53,028	2003
	14.878675	9.816488	-34.02%	42,972	2002
	16.874259	14.878675	-11.83%	30,753	2001
	20.352098	16.874259	-17.09%	26,669	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.661647	27.039543	24.83%	91,325	2009
	32.282450	21.661647	-32.90%	99,310	2008
	35.060668	32.282450	-7.92%	112,412	2007
	30.222899	35.060668	16.01%	116,911	2006
	29.647062	30.222899	1.94%	123,062	2005
	25.555935	29.647062	16.01%	114,126	2004
	16.473727	25.555935	55.13%	96,893	2003
	22.869189	16.473727	-27.97%	85,792	2002
	18.027390	22.869189	26.86%	63,374	2001
	16.391038	18.027390	9.98%	75,128	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.504764	23.319904	33.22%	117,471	2009
	28.635274	17.504764	-38.87%	124,594	2008
	28.351029	28.635274	1.00%	127,233	2007
	25.585419	28.351029	10.81%	130,664	2006
	23.032234	25.585419	11.09%	113,087	2005
	19.566351	23.032234	17.71%	91,053	2004
	14.029693	19.566351	39.46%	75,625	2003
	17.159419	14.029693	-18.24%	66,213	2002
	18.598401	17.159419	-7.74%	48,167	2001
	17.267747	18.598401	7.71%	67,342	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.848135	11.034479	24.71%	395,628	2009
	15.307951	8.848135	-42.20%	437,933	2008
	14.308509	15.307951	6.98%	470,614	2007
	12.732098	14.308509	12.38%	508,287	2006
	11.981674	12.732098	6.26%	530,423	2005
	11.038527	11.981674	8.54%	554,018	2004
	8.752996	11.038527	26.11%	545,809	2003
	10.708803	8.752996	-18.26%	538,915	2002
	12.280107	10.708803	-12.80%	505,938	2001
	12.684916	12.280107	-3.19%	701,784	2000

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.604966	7.252567	29.40%	338,603	2009
	10.000000	5.604966	-43.95%	3,280	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.870265	10.455700	5.93%	19,992	2009
	10.000000	9.870265	-1.30%	1,205	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.963939	29.64%	146	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.938556	29.39%	49,967	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.491429	10.795566	27.13%	124,093	2009
	13.626680	8.491429	-37.69%	135,457	2008
	14.091448	13.626680	-3.30%	145,629	2007
	12.292541	14.091448	14.63%	114,694	2006
	11.922530	12.292541	3.10%	83,840	2005
	10.259752	11.922530	16.21%	59,406	2004
	7.892787	10.259752	29.99%	28,094	2003
	10.661295	7.892787	-25.97%	14,363	2002
	12.271980	10.661295	-13.12%	10,810	2001
	13.882376	12.271980	-11.60%	10,551	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.586883	15.131684	42.93%	235,841	2009
	19.648575	10.586883	-46.12%	255,623	2008
	17.405548	19.648575	12.89%	267,642	2007
	16.302811	17.405548	6.76%	291,452	2006
	15.683951	16.302811	3.95%	288,328	2005
	14.829748	15.683951	5.76%	276,491	2004
	11.451136	14.829748	29.50%	232,020	2003
	15.830623	11.451136	-27.66%	202,448	2002
	18.310774	15.830623	-13.54%	164,875	2001
	18.556149	18.310774	-1.32%	220,567	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.751120	18.998591	38.16%	198,674	2009
	23.249077	13.751120	-40.85%	216,697	2008
	22.107952	23.249077	5.16%	222,177	2007
	18.993498	22.107952	16.40%	196,348	2006
	16.795982	18.993498	13.08%	136,878	2005
	14.247804	16.795982	17.88%	79,720	2004
	10.000000	14.247804	42.48%	28,481	2003*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.708572	12.038250	38.23%	53,121	2009
	14.722203	8.708572	-40.85%	63,226	2008
	14.002027	14.722203	5.14%	73,651	2007
	12.029135	14.002027	16.40%	80,485	2006
	10.640161	12.029135	13.05%	85,023	2005
	9.028338	10.640161	17.85%	98,233	2004
	6.382747	9.028338	41.45%	108,721	2003
	8.288465	6.382747	-22.99%	115,532	2002
	9.528196	8.288465	-13.01%	56,276	2001
	10.000000	9.528196	-4.72%	19,705	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.001972	2.509638	25.36%	4,081	2009
	9.589836	2.001972	-79.12%	3,384	2008
	10.000000	9.589836	-4.10%	1,333	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.194362	2.719670	23.94%	1,959	2009
	10.403406	2.194362	-78.91%	2,996	2008
	10.530449	10.403406	-1.21%	4,121	2007
	10.000000	10.530449	5.30%	3,388	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.721788	12.334467	26.87%	188,121	2009
	15.976084	9.721788	-39.15%	196,840	2008
	15.470351	15.976084	3.27%	194,220	2007
	13.598711	15.470351	13.76%	171,963	2006
	12.974169	13.598711	4.81%	149,481	2005
	11.984770	12.974169	8.26%	139,089	2004
	9.562870	11.984770	25.33%	113,232	2003
	11.907673	9.562870	-19.69%	95,631	2002
	13.402637	11.907673	-11.15%	66,562	2001
	14.854438	13.402637	-9.77%	105,849	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	6.019679	8.167896	35.69%	32,015	2009
	9.790374	6.019679	-38.51%	47,011	2008
	10.021096	9.790374	-2.30%	37,701	2007
	10.000000	10.021096	0.21%	10,834	2006*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	9.000027	11.803424	31.15%	179,461	2009
	17.867256	9.000027	-49.63%	191,202	2008
	16.991136	17.867256	5.16%	201,850	2007
	16.686412	16.991136	1.83%	224,057	2006
	15.019928	16.686412	11.10%	232,368	2005
	12.679364	15.019928	18.46%	220,457	2004
	10.207958	12.679364	24.21%	206,142	2003
	14.294141	10.207958	-28.59%	180,525	2002
	21.029849	14.294141	-32.03%	154,870	2001
	23.954947	21.029849	-12.21%	211,195	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.885591	8.86%	1,415	2009

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.965168	9.65%	30,617	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.206869	11.946595	17.04%	0	2009
	11.100121	10.206869	-8.05%	0	2008
	10.144307	11.100121	9.42%	0	2007
	10.000000	10.144307	1.44%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.576877	13.055716	12.77%	0	2009
	11.174964	11.576877	3.60%	0	2008
	10.391416	11.174964	7.54%	0	2007
	10.000000	10.391416	3.91%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.355345	9.933727	56.31%	0	2009
	11.327700	6.355345	-43.90%	0	2008
	11.016187	11.327700	2.83%	0	2007
	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.627888	9.032382	18.41%	0	2009
	12.517934	7.627888	-39.06%	0	2008
	11.625035	12.517934	7.68%	0	2007
	10.000000	11.625035	16.25%	0	2006*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.435681	7.739240	42.38%	0	2009
	9.155089	5.435681	-40.63%	0	2008
	10.335417	9.155089	-11.42%	0	2007
	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.325215	10.343834	24.25%	0	2009
	11.562960	8.325215	-28.00%	0	2008
	11.026505	11.562960	4.87%	0	2007
	10.000000	11.026505	10.27%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.064464	9.293030	31.55%	0	2009
	11.600977	7.064464	-39.10%	0	2008
	11.409461	11.600977	1.68%	0	2007
	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.404825	12.651218	70.85%	0	2009
	10.692932	7.404825	-30.75%	0	2008
	10.592642	10.692932	0.95%	0	2007
	10.000000	10.592642	5.93%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.165724	11.050788	54.22%	0	2009
	11.797726	7.165724	-39.26%	0	2008
	10.820360	11.797726	9.03%	0	2007
	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.673631	10.922922	42.34%	0	2009
	10.846442	7.673631	-29.25%	0	2008
	10.767486	10.846442	0.73%	0	2007
	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.649111	7.553321	33.71%	0	2009
	10.823315	5.649111	-47.81%	0	2008
	10.363546	10.823315	4.44%	0	2007
	10.000000	10.363546	3.64%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.258576	8.249778	31.82%	0	2009
	10.056156	6.258576	-37.76%	0	2008
	10.838566	10.056156	-7.22%	0	2007
	10.000000	10.838566	8.39%	0	2006*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.666063	9.347967	40.23%	16,849	2009
	11.753108	6.666063	-43.28%	51,426	2008
	10.565055	11.753108	11.25%	24,633	2007
	10.000000	10.565055	5.65%	7,441	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.072929	8.761477	23.87%	43,428	2009
	11.221100	7.072929	-36.97%	51,099	2008
	11.012919	11.221100	1.89%	39,315	2007
	10.000000	11.012919	10.13%	23,280	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.654044	10.468731	8.44%	11,744	2009
	10.870771	9.654044	-11.19%	37,432	2008
	10.423896	10.870771	4.29%	34,719	2007
	10.000000	10.423896	4.24%	6,789	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.031944	36.098833	28.78%	4,091	2009
	33.336470	28.031944	-15.91%	4,903	2008
	31.642335	33.336470	5.35%	5,604	2007
	28.872927	31.642335	9.59%	6,482	2006
	26.007067	28.872927	11.02%	8,406	2005
	23.892237	26.007067	8.85%	9,433	2004
	18.893275	23.892237	26.46%	12,499	2003
	17.490433	18.893275	8.02%	7,810	2002
	16.063592	17.490433	8.88%	4,166	2001
	14.580968	16.063592	10.17%	3,465	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	10.044100	13.165013	31.07%	0	2009
	18.340560	10.044100	-45.24%	0	2008
	16.184326	18.340560	13.32%	0	2007
	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.785353	22.762483	111.05%	21,344	2009
	30.938576	10.785353	-65.14%	20,960	2008
	22.741347	30.938576	36.05%	21,305	2007
	16.478735	22.741347	38.00%	19,494	2006
	12.635307	16.478735	30.42%	13,857	2005
	10.000000	12.635307	26.35%	3,764	2004*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	21.750628	45.857764	110.83%	8,837	2009
	62.444926	21.750628	-65.17%	9,883	2008
	45.883718	62.444926	36.09%	10,360	2007
	33.258208	45.883718	37.96%	12,335	2006
	25.475580	33.258208	30.55%	17,473	2005
	20.461231	25.475580	24.51%	18,450	2004
	13.417673	20.461231	52.49%	18,845	2003
	13.972459	13.417673	-3.97%	16,780	2002
	14.389442	13.972459	-2.90%	13,598	2001
	25.026598	14.389442	-42.50%	15,321	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	27.702334	43.160801	55.80%	1,597	2009
	51.992806	27.702334	-46.72%	1,804	2008
	36.168999	51.992806	43.75%	1,821	2007
	29.375443	36.168999	23.13%	1,936	2006
	19.582479	29.375443	50.01%	2,238	2005
	15.938475	19.582479	22.86%	2,769	2004
	11.130644	15.938475	43.19%	3,394	2003
	11.582739	11.130644	-3.90%	3,275	2002
	13.078363	11.582739	-11.44%	1,387	2001
	11.869689	13.078363	10.18%	1,189	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.677839	27.557270	55.89%	15,995	2009
	33.161291	17.677839	-46.69%	15,674	2008
	23.073317	33.161291	43.72%	18,396	2007
	18.732746	23.073317	23.17%	18,257	2006
	12.492289	18.732746	49.95%	15,177	2005
	10.000000	12.492289	24.92%	3,647	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.104632	31.05%	2,006	2009*

74

Maximum Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.916493	13.906134	40.23%	0	2009
	15.701038	9.916493	-36.84%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.019566	11.938727	8.34%	0	2009
	11.391105	11.019566	-3.26%	0	2008
	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.218139	8.379453	16.09%	0	2009
	11.225835	7.218139	-35.70%	0	2008
	11.428768	11.225835	-1.78%	0	2007
	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	0	2003
	8.623786	6.834929	-20.74%	0	2002
	9.573565	8.623786	-9.92%	0	2001
	10.894734	9.573565	-12.13%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	8.125088	10.683757	31.49%	0	2009
	14.980792	8.125088	-45.76%	0	2008
	12.910087	14.980792	16.04%	0	2007
	10.503984	12.910087	22.91%	0	2006
	9.434597	10.503984	11.33%	0	2005
	8.351354	9.434597	12.97%	0	2004
	6.823270	8.351354	22.40%	0	2003
	8.717309	6.823270	-21.73%	0	2002
	12.522513	8.717309	-30.39%	0	2001
	15.314929	12.522513	-18.23%	0	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.874490	10.058556	27.74%	0	2009
	10.589059	7.874490	-25.64%	0	2008
	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.185668	13.179603	17.83%	0	2009
	15.540625	11.185668	-28.02%	0	2008
	16.667321	15.540625	-6.76%	0	2007
	14.289251	16.667321	16.64%	0	2006
	13.839011	14.289251	3.25%	0	2005
	12.313381	13.839011	12.39%	0	2004
	9.713280	12.313381	26.77%	0	2003
	11.308628	9.713280	-14.11%	0	2002
	10.197744	11.308628	10.89%	0	2001
	8.780117	10.197744	16.15%	0	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.039340	20.39%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.099384	0.99%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.680413	11.897305	22.90%	0	2009
	14.254844	9.680413	-32.09%	0	2008
	14.598370	14.254844	-2.35%	0	2007
	12.979641	14.598370	12.47%	0	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	5.327622	7.004877	31.48%	0	2009
	8.265192	5.327622	-35.54%	0	2008
	7.801519	8.265192	5.94%	0	2007
	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001
	11.868131	10.380157	-12.54%	0	2000

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	6.500695	8.072997	24.19%	0	2009
	10.521014	6.500695	-38.21%	0	2008
	10.169522	10.521014	3.46%	0	2007
	8.956764	10.169522	13.54%	0	2006
	8.702901	8.956764	2.92%	0	2005
	8.001922	8.702901	8.76%	0	2004
	6.341490	8.001922	26.18%	0	2003
	8.309551	6.341490	-23.68%	0	2002
	9.626823	8.309551	-13.68%	0	2001
	10.794215	9.626823	-10.81%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	7.649085	9.215280	20.48%	0	2009
	11.045665	7.649085	-30.75%	0	2008
	10.489561	11.045665	5.30%	0	2007
	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	0	2001
	10.184154	9.946799	-2.33%	0	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.188974	14.430333	18.39%	0	2009
	13.374489	12.188974	-8.86%	0	2008
	12.911892	13.374489	3.58%	0	2007
	12.610701	12.911892	2.39%	0	2006
	12.663894	12.610701	-0.42%	0	2005
	12.432845	12.663894	1.86%	0	2004
	12.086367	12.432845	2.87%	0	2003
	11.248475	12.086367	7.45%	0	2002
	10.594913	11.248475	6.17%	0	2001
	9.757496	10.594913	8.58%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.245737	10.063301	22.04%	0	2009
	11.196038	8.245737	-26.35%	0	2008
	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.523329	9.523576	26.59%	0	2009
	11.374367	7.523329	-33.86%	0	2008
	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.002297	9.044919	29.17%	0	2009
	11.503856	7.002297	-39.13%	0	2008
	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.316033	12.423730	33.36%	0	2009
	16.515303	9.316033	-43.59%	0	2008
	14.298951	16.515303	15.50%	0	2007
	13.034847	14.298951	9.70%	0	2006
	11.347721	13.034847	14.87%	0	2005
	10.008646	11.347721	13.38%	0	2004
	7.932488	10.008646	26.17%	0	2003
	8.909469	7.932488	-10.97%	0	2002
	10.343090	8.909469	-13.86%	0	2001
	11.278366	10.343090	-8.29%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.999758	8.703507	45.06%	0	2009
	13.386940	5.999758	-55.18%	0	2008
	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.285831	9.312785	27.82%	0	2009
	12.936709	7.285831	-43.68%	0	2008
	12.977703	12.936709	-0.32%	0	2007
	10.993905	12.977703	18.04%	0	2006
	10.574610	10.993905	3.97%	0	2005
	9.658120	10.574610	9.49%	0	2004
	7.544918	9.658120	28.01%	0	2003
	9.247408	7.544918	-18.41%	0	2002
	9.912757	9.247408	-6.71%	0	2001
	9.309967	9.912757	6.47%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.117850	5.898522	43.24%	0	2009
	9.322042	4.117850	-55.83%	0	2008
	7.707977	9.322042	20.94%	0	2007
	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	0	2004
	5.187189	6.611555	27.46%	0	2003
	6.758171	5.187189	-23.25%	0	2002
	8.036133	6.758171	-15.90%	0	2001
	9.868824	8.036133	-18.58%	0	2000

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.583142	7.033050	25.97%	0	2009
	10.764399	5.583142	-48.13%	0	2008
	8.632044	10.764399	24.70%	0	2007
	8.227083	8.632044	4.92%	0	2006
	7.919648	8.227083	3.88%	0	2005
	7.801994	7.919648	1.51%	0	2004
	5.977313	7.801994	30.53%	0	2003
	8.711728	5.977313	-31.39%	0	2002
	10.773174	8.711728	-19.13%	0	2001
	12.322268	10.773174	-12.57%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.137243	10.087208	41.33%	0	2009
	9.689202	7.137243	-26.34%	0	2008
	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	0	2004
	6.490761	8.101344	24.81%	0	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	0	2001
	9.672582	7.358723	-23.92%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.207015	10.196940	41.49%	0	2009
	9.772842	7.207015	-26.25%	0	2008
	10.000000	9.772842	-2.27%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.372212	11.794012	13.71%	0	2009
	10.916785	10.372212	-4.99%	0	2008
	10.657751	10.916785	2.43%	0	2007
	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.634926	9.132006	37.64%	0	2009
	11.158385	6.634926	-40.54%	0	2008
	9.830032	11.158385	13.51%	0	2007
	10.000000	9.830032	-1.70%	0	2006*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.513548	10.581339	24.29%	0	2009
	15.429063	8.513548	-44.82%	0	2008
	13.392845	15.429063	15.20%	0	2007
	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001
	13.058898	10.379362	-20.52%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.435125	12.975013	24.34%	0	2009
	18.915891	10.435125	-44.83%	0	2008
	16.416913	18.915891	15.22%	0	2007
	14.158574	16.416913	15.95%	0	2006
	12.110746	14.158574	16.91%	0	2005
	10.855078	12.110746	11.57%	0	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.401564	11.451772	54.72%	0	2009
	15.422507	7.401564	-52.01%	0	2008
	14.858647	15.422507	3.79%	0	2007
	13.007946	14.858647	14.23%	0	2006
	12.902636	13.007946	0.82%	0	2005
	11.515065	12.902636	12.05%	0	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.820175	10.423613	33.29%	0	2009
	11.309545	7.820175	-30.85%	0	2008
	11.089575	11.309545	1.98%	0	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.399697	8.125063	26.96%	0	2009
	9.719744	6.399697	-34.16%	0	2008
	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.580310	8.425280	28.04%	0	2009
	10.000000	6.580310	-34.20%	0	2008*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.262201	10.627001	69.70%	0	2009
	13.460804	6.262201	-53.48%	0	2008
	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.371611	14.002395	35.01%	0	2009
	17.654595	10.371611	-41.25%	0	2008
	15.512350	17.654595	13.81%	0	2007
	12.966422	15.512350	19.63%	0	2006
	11.939228	12.966422	8.60%	0	2005
	10.217328	11.939228	16.85%	0	2004
	7.841336	10.217328	30.30%	0	2003
	10.000000	7.841336	-21.59%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.199705	9.709886	34.87%	0	2009
	12.287718	7.199705	-41.41%	0	2008
	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.874402	13.853761	16.67%	0	2009
	11.373802	11.874402	4.40%	0	2008
	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.244363	8.596596	18.67%	0	2009
	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	10.000000	11.696400	4.26%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	7.640737	10.664672	39.58%	0	2009
	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.217921	10.313864	25.50%	0	2009
	11.712227	8.217921	-29.83%	0	2008
	10.652960	11.712227	9.94%	0	2007
	10.000000	10.652960	6.53%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.427408	8.310048	29.29%	0	2009
	11.812979	6.427408	-45.59%	0	2008
	12.723212	11.812979	-7.15%	0	2007
	10.000000	12.723212	27.23%	0	2006*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.196853	16.214951	32.94%	0	2009
	20.812149	12.196853	-41.40%	0	2008
	18.457158	20.812149	12.76%	0	2007
	14.641528	18.457158	26.06%	0	2006
	12.629688	14.641528	15.93%	0	2005
	10.360852	12.629688	21.90%	0	2004
	8.166527	10.360852	26.87%	0	2003
	10.000000	8.166527	-18.33%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.964338	20.852791	22.92%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.156160	8.836160	43.53%	0	2009
	11.245915	6.156160	-45.26%	0	2008
	8.373693	11.245915	34.30%	0	2007
	7.806451	8.373693	7.27%	0	2006
	7.055157	7.806451	10.65%	0	2005
	6.083963	7.055157	15.96%	0	2004
	5.147573	6.083963	18.19%	0	2003
	6.228852	5.147573	-17.36%	0	2002
	8.107133	6.228852	-23.17%	0	2001
	10.000000	8.107133	-18.93%	0	2000

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.772210	12.002177	54.42%	0	2009
	14.093313	7.772210	-44.85%	0	2008
	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.526192	3.896141	54.23%	0	2009
	4.586938	2.526192	-44.93%	0	2008
	3.834638	4.586938	19.62%	0	2007
	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	0	2002
	6.479020	3.991639	-38.39%	0	2001
	10.000000	6.479020	-35.21%	0	2000

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.185794	23.210861	76.03%	0	2009
	28.069600	13.185794	-53.02%	0	2008
	22.297783	28.069600	25.89%	0	2007
	15.461983	22.297783	44.21%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	0	2003
	10.000000	7.719236	-22.81%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.623666	13.419831	76.03%	0	2009
	16.235545	7.623666	-53.04%	0	2008
	12.902589	16.235545	25.83%	0	2007
	8.951137	12.902589	44.14%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	0	2001
	10.000000	8.143702	-18.56%	0	2000

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.257720	11.529869	24.54%	0	2009
	14.100585	9.257720	-34.35%	0	2008
	14.002214	14.100585	0.70%	0	2007
	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.962500	11.991826	20.37%	0	2009
	15.069070	9.962500	-33.89%	0	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.855412	9.864986	11.40%	0	2009
	10.405989	8.855412	-14.90%	0	2008
	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.156925	9.842719	20.67%	0	2009
	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.320532	10.749471	29.19%	0	2009
	13.978067	8.320532	-40.47%	0	2008
	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.289050	12.89%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.421582	24.22%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.516796	9.119112	21.32%	0	2009
	10.889310	7.516796	-30.97%	0	2008
	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.344260	10.301441	10.24%	0	2009
	10.547109	9.344260	-11.40%	0	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.268248	10.117159	39.20%	0	2009
	12.049870	7.268248	-39.68%	0	2008
	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.180334	8.431393	36.42%	0	2009
	11.270518	6.180334	-45.16%	0	2008
	10.247234	11.270518	9.99%	0	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.953882	7.648876	28.47%	0	2009
	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.263916	13.295414	43.52%	0	2009
	13.087309	9.263916	-29.21%	0	2008
	12.910184	13.087309	1.37%	0	2007
	11.873788	12.910184	8.73%	0	2006
	11.797727	11.873788	0.64%	0	2005
	10.901080	11.797727	8.23%	0	2004
	9.069535	10.901080	20.19%	0	2003
	8.938092	9.069535	1.47%	0	2002
	8.725646	8.938092	2.43%	0	2001
	9.676620	8.725646	-9.83%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.121026	11.661664	43.60%	0	2009
	11.490054	8.121026	-29.32%	0	2008
	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.996675	10.197126	27.52%	0	2009
	15.081031	7.996675	-46.98%	0	2008
	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.842853	16.370417	27.47%	0	2009
	24.212910	12.842853	-46.96%	0	2008
	19.373993	24.212910	24.98%	0	2007
	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.029729	9.866849	22.88%	0	2009
	14.676850	8.029729	-45.29%	0	2008
	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001
	11.182210	9.638561	-13.80%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.400670	17.694588	22.87%	0	2009
	26.314770	14.400670	-45.28%	0	2008
	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.123186	7.703242	50.36%	0	2009
	10.000000	5.123186	-48.77%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.107929	7.897457	29.30%	0	2009
	10.000000	6.107929	-38.92%	0	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.898055	9.302682	17.78%	0	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.177820	8.760766	22.05%	0	2009
	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.045270	10.049218	11.10%	0	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.534670	9.032136	19.87%	0	2009
	10.000000	7.534670	-24.65%	0	2008*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.832166	10.514058	6.94%	0	2009
	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.816183	11.235352	14.46%	0	2009
	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.526313	21.714927	60.54%	0	2009
	32.579671	13.526313	-58.48%	0	2008
	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001
	10.000000	8.676322	-13.24%	0	2000

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.991860	24.092836	60.71%	0	2009
	36.167634	14.991860	-58.55%	0	2008
	25.280916	36.167634	43.06%	0	2007
	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.500804	14.637532	0.94%	0	2009
	13.694396	14.500804	5.89%	0	2008
	13.001762	13.694396	5.33%	0	2007
	12.798374	13.001762	1.59%	0	2006
	12.607632	12.798374	1.51%	0	2005
	12.420485	12.607632	1.51%	0	2004
	12.387519	12.420485	0.27%	0	2003
	11.354552	12.387519	9.10%	0	2002
	10.770572	11.354552	5.42%	0	2001
	9.735132	10.770572	10.64%	0	2000

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	3.723622	4.885505	31.20%	0	2009
	6.180327	3.723622	-39.75%	0	2008
	5.259774	6.180327	17.50%	0	2007
	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001
	9.707627	7.011148	-27.78%	0	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.519215	8.241771	26.42%	0	2009
	11.653883	6.519215	-44.06%	0	2008
	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.389637	11.741097	25.04%	0	2009
	15.124787	9.389637	-37.92%	0	2008
	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.946084	11.737507	7.23%	0	2009
	11.849056	10.946084	-7.62%	0	2008
	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.159426	11.897721	17.11%	0	2009
	13.456647	10.159426	-24.50%	0	2008
	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.780927	11.959902	22.28%	0	2009
	14.502953	9.780927	-32.56%	0	2008
	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.628096	11.968718	12.61%	0	2009
	12.726582	10.628096	-16.49%	0	2008
	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.394191	16.661606	34.43%	0	2009
	19.845137	12.394191	-37.55%	0	2008
	18.771190	19.845137	5.72%	0	2007
	17.376513	18.771190	8.03%	0	2006
	15.768301	17.376513	10.20%	0	2005
	13.860424	15.768301	13.76%	0	2004
	10.471383	13.860424	32.36%	0	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	0	2001
	11.447800	12.965645	13.26%	0	2000

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.325476	11.137615	-1.66%	0	2009
	11.289488	11.325476	0.32%	0	2008
	10.960502	11.289488	3.00%	0	2007
	10.666317	10.960502	2.76%	0	2006
	10.568302	10.666317	0.93%	0	2005
	10.664538	10.568302	-0.90%	0	2004
	10.781517	10.664538	-1.08%	0	2003
	10.836691	10.781517	-0.51%	0	2002
	10.641677	10.836691	-1.83%	0	2001
	10.209430	10.641677	4.23%	0	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.083470	13.551342	22.27%	0	2009
	13.632414	11.083470	-18.70%	0	2008
	13.256349	13.632414	2.84%	0	2007
	12.862646	13.256349	3.06%	0	2006
	12.805314	12.862646	0.45%	0	2005
	12.227805	12.805314	4.72%	0	2004
	11.094926	12.227805	10.21%	0	2003
	10.527978	11.094926	5.39%	0	2002
	10.280419	10.527978	2.41%	0	2001
	9.897603	10.280419	3.87%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.424122	34.24%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.070359	8.142763	34.14%	0	2009
	10.000000	6.070359	-39.30%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.534047	14.720979	27.63%	0	2009
	21.864487	11.534047	-47.25%	0	2008
	21.611209	21.864487	1.17%	0	2007
	17.909961	21.611209	20.67%	0	2006
	16.258970	17.909961	10.15%	0	2005
	13.753445	16.258970	18.22%	0	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.291956	8.026722	27.57%	0	2009
	10.000000	6.291956	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.208058	7.757631	24.96%	0	2009
	10.000000	6.208058	-37.92%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.680815	8.568256	28.25%	0	2009
	10.000000	6.680815	-33.19%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.652209	10.840720	25.29%	0	2009
	16.428033	8.652209	-47.33%	0	2008
	15.228839	16.428033	7.87%	0	2007
	15.010175	15.228839	1.46%	0	2006
	14.126052	15.010175	6.26%	0	2005
	12.670461	14.126052	11.49%	0	2004
	9.599855	12.670461	31.99%	0	2003
	14.639366	9.599855	-34.42%	0	2002
	16.705019	14.639366	-12.37%	0	2001
	20.270503	16.705019	-17.59%	0	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.634307	18.156682	24.07%	0	2009
	21.943047	14.634307	-33.31%	0	2008
	23.977837	21.943047	-8.49%	0	2007
	20.795111	23.977837	15.31%	0	2006
	20.523009	20.795111	1.33%	0	2005
	17.798875	20.523009	15.31%	0	2004
	11.543278	17.798875	54.19%	0	2003
	16.122666	11.543278	-28.40%	0	2002
	12.787277	16.122666	26.08%	0	2001
	11.697140	12.787277	9.32%	0	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.555192	17.948705	32.41%	0	2009
	22.310072	13.555192	-39.24%	0	2008
	22.224214	22.310072	0.39%	0	2007
	20.178364	22.224214	10.14%	0	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	0	2001
	14.124755	15.121378	7.06%	0	2000

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.505702	8.064012	23.95%	0	2009
	11.324266	6.505702	-42.55%	0	2008
	10.649866	11.324266	6.33%	0	2007
	9.534200	10.649866	11.70%	0	2006
	9.026851	9.534200	5.62%	0	2005
	8.367042	9.026851	7.89%	0	2004
	6.675091	8.367042	25.35%	0	2003
	8.216536	6.675091	-18.76%	0	2002
	9.480069	8.216536	-13.33%	0	2001
	9.851989	9.480069	-3.78%	0	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.582069	7.179054	28.61%	0	2009
	10.000000	5.582069	-44.18%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.911434	29.11%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.886142	28.86%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.241606	7.887116	26.36%	0	2009
	10.077576	6.241606	-38.06%	0	2008
	10.485261	10.077576	-3.89%	0	2007
	9.202382	10.485261	13.94%	0	2006
	8.979694	9.202382	2.48%	0	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001
	10.778958	9.471062	-12.13%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.891456	9.790139	42.06%	0	2009
	12.868455	6.891456	-46.45%	0	2008
	11.469371	12.868455	12.20%	0	2007
	10.808133	11.469371	6.12%	0	2006
	10.461119	10.808133	3.32%	0	2005
	9.951728	10.461119	5.12%	0	2004
	7.731297	9.951728	28.72%	0	2003
	10.753519	7.731297	-28.10%	0	2002
	12.514763	10.753519	-14.07%	0	2001
	12.759449	12.514763	-1.92%	0	2000

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.284926	18.243138	37.32%	0	2009
	22.598324	13.284926	-41.21%	0	2008
	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	0	2004
	10.000000	14.190099	41.90%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.261035	11.350309	37.40%	0	2009
	14.051084	8.261035	-41.21%	0	2008
	13.445762	14.051084	4.50%	0	2007
	11.621530	13.445762	15.70%	0	2006
	10.342152	11.621530	12.37%	0	2005
	8.829014	10.342152	17.14%	0	2004
	6.279861	8.829014	40.59%	0	2003
	8.204726	6.279861	-23.46%	0	2002
	9.489961	8.204726	-13.54%	0	2001
	10.000000	9.489961	-5.10%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.981687	2.469149	24.60%	0	2009
	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.158949	2.659550	23.19%	0	2009
	10.298312	2.158949	-79.04%	0	2008
	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.681916	8.426197	26.10%	0	2009
	11.047780	6.681916	-39.52%	0	2008
	10.763720	11.047780	2.64%	0	2007
	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	0	2005
	8.491851	9.137147	7.60%	0	2004
	6.817103	8.491851	24.57%	0	2003
	8.540552	6.817103	-20.18%	0	2002
	9.671852	8.540552	-11.70%	0	2001
	10.784586	9.671852	-10.32%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.922587	7.987353	34.86%	0	2009
	9.691444	5.922587	-38.89%	0	2008
	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.715778	7.450703	30.35%	0	2009
	11.416738	5.715778	-49.94%	0	2008
	10.923544	11.416738	4.51%	0	2007
	10.792970	10.923544	1.21%	0	2006
	9.774156	10.792970	10.42%	0	2005
	8.301377	9.774156	17.74%	0	2004
	6.724059	8.301377	23.46%	0	2003
	9.473229	6.724059	-29.02%	0	2002
	14.023027	9.473229	-32.45%	0	2001
	16.070617	14.023027	-12.74%	0	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.920652	9.21%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.047489	11.688705	16.33%	0	2009
	10.993488	10.047489	-8.61%	0	2008
	10.108517	10.993488	8.75%	0	2007
	10.000000	10.108517	1.09%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.396099	12.773877	12.09%	0	2009
	11.067607	11.396099	2.97%	0	2008
	10.354752	11.067607	6.88%	0	2007
	10.000000	10.354752	3.55%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.256941	9.720603	55.36%	0	2009
	11.220573	6.256941	-44.24%	0	2008
	10.978996	11.220573	2.20%	0	2007
	10.000000	10.978996	9.79%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.509811	8.838615	17.69%	0	2009
	12.399593	7.509811	-39.44%	0	2008
	11.585790	12.399593	7.02%	0	2007
	10.000000	11.585790	15.86%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.351473	7.573146	41.52%	0	2009
	9.068451	5.351473	-40.99%	0	2008
	10.300493	9.068451	-11.96%	0	2007
	10.000000	10.300493	3.00%	0	2006*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.196404	10.122027	23.49%	0	2009
	11.453641	8.196404	-28.44%	0	2008
	10.989268	11.453641	4.23%	0	2007
	10.000000	10.989268	9.89%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	6.955083	9.093641	30.75%	0	2009
	11.491278	6.955083	-39.48%	0	2008
	11.370941	11.491278	1.06%	0	2007
	10.000000	11.370941	13.71%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.290244	12.380040	69.82%	0	2009
	10.591822	7.290244	-31.17%	0	2008
	10.556864	10.591822	0.33%	0	2007
	10.000000	10.556864	5.57%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.054746	10.813656	53.28%	0	2009
	11.686114	7.054746	-39.63%	0	2008
	10.783799	11.686114	8.37%	0	2007
	10.000000	10.783799	7.84%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.554828	10.688598	41.48%	0	2009
	10.743839	7.554828	-29.68%	0	2008
	10.731108	10.743839	0.12%	0	2007
	10.000000	10.731108	7.31%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.561614	7.391211	32.90%	0	2009
	10.720935	5.561614	-48.12%	0	2008
	10.328539	10.720935	3.80%	0	2007
	10.000000	10.328539	3.29%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.161656	8.072754	31.02%	0	2009
	9.961017	6.161656	-38.14%	0	2008
	10.801955	9.961017	-7.79%	0	2007
	10.000000	10.801955	8.02%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.958885	8.567894	23.12%	0	2009
	11.107758	6.958885	-37.35%	0	2008
	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.958885	8.567894	23.12%	0	2009
	11.107758	6.958885	-37.35%	0	2008
	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.498565	10.237665	7.78%	0	2009
	10.760988	9.498565	-11.73%	0	2008
	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.404365	26.116941	28.00%	0	2009
	24.413707	20.404365	-16.42%	0	2008
	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.644610	12.564686	30.28%	0	2009
	17.718848	9.644610	-45.57%	0	2008
	15.731638	17.718848	12.63%	0	2007
	12.788621	15.731638	23.01%	0	2006
	11.712706	12.788621	9.19%	0	2005
	10.150241	11.712706	15.39%	0	2004
	8.103758	10.150241	25.25%	0	2003
	10.000000	8.103758	-18.96%	0	2002*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.483599	21.991657	109.77%	0	2009
	30.257475	10.483599	-65.35%	0	2008
	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	12.832010	26.890464	109.56%	0	2009
	37.066048	12.832010	-65.38%	0	2008
	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001
	15.596564	8.913211	-42.85%	0	2000

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	22.066487	34.171384	54.86%	0	2009
	41.668880	22.066487	-47.04%	0	2008
	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001
	9.987144	10.937759	9.52%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.183383	26.623921	54.94%	0	2009
	32.431172	17.183383	-47.02%	0	2008
	22.703760	32.431172	42.84%	0	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.051557	30.52%	0	2009*

97

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:
a)	the Contract Value on the day before the withdrawal; and
b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)
Contract ownership at annuitization.  On the Annuitization Date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the Annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
Non-Qualified Contracts
A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

98

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.
In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.
Tax Sheltered Annuities
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

99

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs and Simple IRAs
Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or

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joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the Annuitization Date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion

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of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the Annuitant are not the same individual.
With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Internal Revenue Code);
•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.
If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original

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contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.
Same-sex marriages, domestic partnership and other similar relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.
In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.
Withholding
Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.
In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

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(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;
•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

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Required Distributions
Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.
The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:
(1)
If any contract owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:
(a)	the death of the Annuitant will be treated as the death of a contract owner;
(b)	any change of Annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

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For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.
The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax adviser.

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Appendix D: State Variations
Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.
California - For Contracts issued in the State of California, Nationwide will allocate intitial purchase payments allocated to Sub-Accounts to the Fixed Account during the free look period.
Maryland - Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.
Massachusetts – The Long-Term Care Facility Provisions is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Optional Death Benefits" earlier in this prospectus for more information.
Purchase payments, if any, after the initial purchase payment must be at least $25 and made within three years of the initial Purchase payment.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payment" earlier in this prospectus for more information.
The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.
The 10 Year and Disability Waiver of CDSC under the "Additional CDSC Waiver Options for Tax Sheltered Annuities" is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.
The Hardship Waiver under the "Additional CDSC Waiver Options for Tax Sheltered Annuities" is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.
New Jersey - Charitable Remainder Trust contract type is not available.  See "Synopsis of the Contracts" earlier in this prospectus for more information.
Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.
The Long-Term Care Facility Provisions is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Optional Death Benefits" earlier in this prospectus for more information.
A percentage of the Contract Value based on the contract owner's age is not included in the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program. See "Contract Owner Services" subsection "Systematic Withdrawals" earlier in this prospectus for more information.
Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.
Contract loans are not available. See "Loan Privilege" earlier in this prospectus for more information.
Pennsylvania - Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.
Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.
The Long-Term Care Facility Provisions is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Optional Death Benefits" earlier in this prospectus for more information.
Puerto Rico - Nationwide will not charge premium taxes against the Contract.
Texas - The $25 loan processing fee is not applicable.  See "Loan Privilege" subsection "Maximum Loan Processing Fee" earlier in the prospectus for more information.
The dollar limitation on the net amount to be annuitized is $2,000 and the payment limit is $20.  See "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments" earlier in this prospectus for more information.

107

Washington - Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.
The Fixed Account is not available.  See "Investing in the Contract" subsection "The Fixed Account" earlier in the prospectus for more information.
The Optional 5% Enhanced Death Benefit is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Optional Death Benefits" earlier in this prospectus for more information.
Wisconsin - Contract loans are not available. See "Loan Privilege" earlier in this prospectus for more information.
108

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide and Security Benefit Life (SBL), have responsibility for administration of the contracts and the Variable Account.  Nationwide and SBL maintain records of the name, address, taxpayer identification number, and other pertinent information such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements are related to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries' changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions were paid by Nationwide to NISC.

Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636 – 0001.  Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  During the fiscal years ended December 31, 2009, 2008, and 2007, no underwriting commissions were paid by Nationwide to SDI.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2009.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.208582	8.759604	41.09%	6,263	2009
	10.000000	6.208582	-37.91%	129	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.406501	12.433365	9.00%	66,084	2009
	11.719554	11.406501	-2.67%	68,119	2008
	10.823057	11.719554	8.28%	31,167	2007
	10.772114	10.823057	0.47%	26,022	2006
	10.724012	10.772114	0.45%	28,923	2005
	10.247814	10.724012	4.65%	18,628	2004
	10.000000	10.247814	2.48%	2,209	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.223592	11.940917	16.80%	150,261	2009
	15.803283	10.223592	-35.31%	158,715	2008
	15.990790	15.803283	-1.17%	172,953	2007
	13.808600	15.990790	15.80%	177,039	2006
	13.343804	13.808600	3.48%	176,379	2005
	11.940757	13.343804	11.75%	153,183	2004
	9.333731	11.940757	27.93%	131,778	2003
	11.705008	9.333731	-20.26%	114,316	2002
	12.914785	11.705008	-9.37%	100,002	2001
	14.608384	12.914785	-11.59%	290,153	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.967180	14.508855	32.29%	0	2009
	20.097962	10.967180	-45.43%	27,731	2008
	17.214343	20.097962	16.75%	30,693	2007
	13.921341	17.214343	23.65%	36,130	2006
	12.428422	13.921341	12.01%	39,581	2005
	10.934729	12.428422	13.66%	42,920	2004
	8.879812	10.934729	23.14%	47,575	2003
	11.275782	8.879812	-21.25%	53,502	2002
	16.098754	11.275782	-29.96%	58,134	2001
	19.569739	16.098754	-17.74%	99,177	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	8.003497	10.285729	28.52%	36,037	2009
	10.697120	8.003497	-25.18%	30,383	2008
	11.071995	10.697120	-3.39%	32,499	2007
	10.000000	11.071995	10.72%	9,059	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.884699	17.645061	18.54%	212,461	2009
	20.554101	14.884699	-27.58%	227,614	2008
	21.909766	20.554101	-6.19%	243,150	2007
	18.670139	21.909766	17.35%	250,221	2006
	17.972501	18.670139	3.88%	230,750	2005
	15.894190	17.972501	13.08%	196,553	2004
	12.461991	15.894190	27.54%	152,124	2003
	14.420645	12.461991	-13.58%	117,173	2002
	12.924722	14.420645	11.57%	63,465	2001
	11.060928	12.924722	16.85%	17,917	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.088339	20.88%	4,149	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.102743	1.03%	1,335	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.081407	12.465786	23.65%	78,926	2009
	14.755033	10.081407	-31.67%	80,830	2008
	15.018400	14.755033	-1.75%	82,541	2007
	13.272308	15.018400	13.16%	79,520	2006
	12.514320	13.272308	6.06%	64,841	2005
	10.381496	12.514320	20.54%	41,457	2004
	7.618563	10.381496	36.27%	16,084	2003
	10.000000	7.618563	-23.81%	3,336	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.799377	10.317348	32.28%	165,456	2009
	12.026253	7.799377	-35.15%	180,866	2008
	11.282351	12.026253	6.59%	198,342	2007
	10.446352	11.282351	8.00%	227,188	2006
	10.193646	10.446352	2.48%	244,194	2005
	9.704318	10.193646	5.04%	255,941	2004
	7.787219	9.704318	24.62%	256,172	2003
	11.081580	7.787219	-29.73%	251,247	2002
	14.472958	11.081580	-23.43%	242,514	2001
	16.447766	14.472958	-12.01%	768,604	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.457808	11.817023	24.94%	558,667	2009
	15.213830	9.457808	-37.83%	615,287	2008
	14.615858	15.213830	4.09%	645,804	2007
	12.795006	14.615858	14.23%	677,765	2006
	12.357170	12.795006	3.54%	687,042	2005
	11.292966	12.357170	9.42%	661,939	2004
	8.895399	11.292966	26.95%	596,698	2003
	11.585200	8.895399	-23.22%	546,163	2002
	13.339745	11.585200	-13.15%	478,009	2001
	14.867150	13.339745	-10.27%	1,255,447	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.835374	13.133645	21.21%	70,774	2009
	15.551743	10.835374	-30.33%	75,249	2008
	14.678695	15.551743	5.95%	80,707	2007
	12.741982	14.678695	15.20%	89,987	2006
	12.342942	12.741982	3.23%	94,351	2005
	11.880707	12.342942	3.89%	92,257	2004
	9.914002	11.880707	19.84%	84,422	2003
	12.036131	9.914002	-17.63%	67,989	2002
	13.420126	12.036131	-10.31%	56,393	2001
	13.657521	13.420126	-1.74%	245,175	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.927144	15.397564	19.11%	128,849	2009
	14.098393	12.927144	-8.31%	151,473	2008
	13.527760	14.098393	4.22%	155,070	2007
	13.132275	13.527760	3.01%	143,105	2006
	13.107871	13.132275	0.19%	133,341	2005
	12.790643	13.107871	2.48%	111,998	2004
	12.358755	12.790643	3.49%	104,713	2003
	11.432220	12.358755	8.10%	72,830	2002
	10.702323	11.432220	6.82%	24,774	2001
	9.796953	10.702323	9.24%	3,292	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.380770	10.290497	22.79%	44,331	2009
	11.310248	8.380770	-25.90%	45,269	2008
	10.526627	11.310248	7.44%	26,185	2007
	10.000000	10.526627	5.27%	6,955	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.646576	9.738655	27.36%	71,351	2009
	11.490429	7.646576	-33.45%	61,250	2008
	10.546649	11.490429	8.95%	19,743	2007
	10.000000	10.546649	5.47%	7,256	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.117041	9.249263	29.96%	60,662	2009
	11.621249	7.117041	-38.76%	49,687	2008
	10.566834	11.621249	9.98%	23,275	2007
	10.000000	10.566834	5.67%	5,794	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.709604	18.394528	34.17%	505,956	2009
	24.156274	13.709604	-43.25%	564,916	2008
	20.786972	24.156274	16.21%	597,939	2007
	18.834678	20.786972	10.37%	579,650	2006
	16.297747	18.834678	15.57%	468,623	2005
	14.287374	16.297747	14.07%	382,283	2004
	11.255043	14.287374	26.94%	310,064	2003
	12.564462	11.255043	-10.42%	271,483	2002
	14.497111	12.564462	-13.33%	239,522	2001
	15.712599	14.497111	-7.74%	559,132	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.098189	8.900303	45.95%	99,333	2009
	13.523666	6.098189	-54.91%	91,899	2008
	9.389333	13.523666	44.03%	54,808	2007
	10.000000	9.389333	-6.11%	19,196	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.259159	13.193376	28.60%	313,768	2009
	18.105249	10.259159	-43.34%	345,695	2008
	18.051815	18.105249	0.30%	350,643	2007
	15.199905	18.051815	18.76%	347,849	2006
	14.531777	15.199905	4.60%	310,576	2005
	13.191825	14.531777	10.16%	270,446	2004
	10.243000	13.191825	28.79%	210,298	2003
	12.478012	10.243000	-17.91%	162,033	2002
	13.294130	12.478012	-6.14%	119,839	2001
	12.410474	13.294130	7.12%	213,299	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.589833	8.055873	44.12%	39,450	2009
	12.577225	5.589833	-55.56%	44,789	2008
	10.336124	12.577225	21.68%	43,897	2007
	9.924641	10.336124	4.15%	44,719	2006
	9.217840	9.924641	7.67%	54,170	2005
	8.705771	9.217840	5.88%	55,929	2004
	6.788835	8.705771	28.24%	51,124	2003
	8.791124	6.788835	-22.78%	46,281	2002
	10.389625	8.791124	-15.39%	41,449	2001
	12.683293	10.389625	-18.08%	83,616	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.392585	10.636620	26.74%	453,783	2009
	16.082526	8.392585	-47.82%	499,379	2008
	12.818073	16.082526	25.47%	519,696	2007
	12.142810	12.818073	5.56%	561,417	2006
	11.618360	12.142810	4.51%	568,293	2005
	11.376318	11.618360	2.13%	564,329	2004
	8.662889	11.376318	31.32%	530,150	2003
	12.549094	8.662889	-30.97%	491,100	2002
	15.423665	12.549094	-18.64%	446,621	2001
	17.534950	15.423665	-12.04%	698,416	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.773015	12.474675	42.19%	43,824	2009
	11.837516	8.773015	-25.89%	51,482	2008
	11.660133	11.837516	1.52%	65,470	2007
	10.604160	11.660133	9.96%	94,601	2006
	10.457917	10.604160	1.40%	90,408	2005
	9.659661	10.457917	8.26%	81,544	2004
	7.692360	9.659661	25.57%	79,484	2003
	7.506322	7.692360	2.48%	54,260	2002
	8.615157	7.506322	-12.87%	44,056	2001
	11.255695	8.615157	-23.46%	135,220	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.280603	10.363858	42.35%	35,636	2009
	9.812673	7.280603	-25.80%	22,354	2008
	10.000000	9.812673	-1.87%	18,755	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.736231	12.282400	14.40%	168,610	2009
	11.231360	10.736231	-4.41%	159,858	2008
	10.897994	11.231360	3.06%	146,654	2007
	10.564594	10.897994	3.16%	111,100	2006
	10.464104	10.564594	0.96%	79,371	2005
	10.142433	10.464104	3.17%	51,429	2004
	10.000000	10.142433	1.42%	2,792	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.743663	9.338298	38.48%	116,135	2009
	11.272286	6.743663	-40.17%	104,133	2008
	9.869805	11.272286	14.21%	86,324	2007
	10.000000	9.869805	-1.30%	38,517	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.825312	14.787237	25.05%	10,485	2009
	21.300566	11.825312	-44.48%	12,763	2008
	18.376710	21.300566	15.91%	14,138	2007
	15.753299	18.376710	16.65%	18,870	2006
	13.388056	15.753299	17.67%	19,728	2005
	11.928089	13.388056	12.24%	20,329	2004
	8.421945	11.928089	41.63%	24,730	2003
	10.690513	8.421945	-21.22%	25,879	2002
	13.731142	10.690513	-22.14%	33,441	2001
	17.171657	13.731142	-20.04%	52,347	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.867381	13.594998	25.10%	85,661	2009
	19.579612	10.867381	-44.50%	88,404	2008
	16.889323	19.579612	15.93%	95,985	2007
	14.477894	16.889323	16.66%	86,461	2006
	12.309005	14.477894	17.62%	64,107	2005
	10.965863	12.309005	12.25%	48,173	2004
	7.739985	10.965863	41.68%	21,291	2003
	10.000000	7.739985	-22.60%	10,606	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.708219	11.999041	55.67%	52,294	2009
	15.963627	7.708219	-51.71%	55,005	2008
	15.286166	15.963627	4.43%	56,555	2007
	13.301272	15.286166	14.92%	52,577	2006
	13.113789	13.301272	1.43%	42,573	2005
	11.632535	13.113789	12.73%	37,864	2004
	7.454046	11.632535	56.06%	16,739	2003
	10.000000	7.454046	-25.46%	658	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.948254	10.658939	34.10%	57,226	2009
	11.424928	7.948254	-30.43%	77,331	2008
	11.134394	11.424928	2.61%	49,474	2007
	10.000000	11.134394	11.34%	19,040	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.504602	8.308699	27.74%	67,719	2009
	9.818976	6.504602	-33.75%	38,341	2008
	10.170851	9.818976	-3.46%	25,813	2007
	10.000000	10.170851	1.71%	6,067	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.607120	8.511220	28.82%	1,223	2009
	10.000000	6.607120	-33.93%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.364846	10.867049	70.74%	22,834	2009
	13.598175	6.364846	-53.19%	15,608	2008
	10.684141	13.598175	27.27%	16,984	2007
	10.000000	10.684141	6.84%	7,166	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.801198	14.671362	35.83%	0	2009
	18.274046	10.801198	-40.89%	0	2008
	15.958716	18.274046	14.51%	0	2007
	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.317648	9.929187	35.69%	14,588	2009
	12.413074	7.317648	-41.05%	51,945	2008
	10.872497	12.413074	14.17%	27,782	2007
	10.000000	10.872497	8.72%	4,913	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.068737	14.166385	17.38%	51,221	2009
	11.489837	12.068737	5.04%	51,390	2008
	10.463874	11.489837	9.80%	11,449	2007
	10.000000	10.463874	4.64%	2,705	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	6.202428	7.405096	19.39%	4,087	2009
	10.930971	6.202428	-43.26%	3,050	2008
	9.892531	10.930971	10.50%	352	2007
	10.000000	9.892531	-1.07%	83	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	5.770779	8.103801	40.43%	2,123	2009
	11.036313	5.770779	-47.71%	1,931	2008
	10.094887	11.036313	9.33%	4,444	2007
	10.000000	10.094887	0.95%	632	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.347111	10.539915	26.27%	0	2009
	11.824034	8.347111	-29.41%	0	2008
	10.689063	11.824034	10.62%	0	2007
	10.000000	10.689063	6.89%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.528516	8.492310	30.08%	0	2009
	11.925753	6.528516	-45.26%	0	2008
	12.766269	11.925753	-6.58%	0	2007
	10.000000	12.766269	27.66%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.702013	16.989575	33.75%	0	2009
	21.542349	12.702013	-41.04%	0	2008
	18.988211	21.542349	13.45%	0	2007
	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.819252	22.037235	23.67%	25,112	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.500045	9.386671	44.41%	280,785	2009
	11.801837	6.500045	-44.92%	304,628	2008
	8.734063	11.801837	35.12%	274,073	2007
	8.093142	8.734063	7.92%	281,262	2006
	7.270035	8.093142	11.32%	288,742	2005
	6.231243	7.270035	16.67%	276,525	2004
	5.240220	6.231243	18.91%	263,995	2003
	6.302423	5.240220	-16.85%	238,234	2002
	8.152720	6.302423	-22.70%	196,861	2001
	10.000000	8.152720	-18.47%	140,862	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.094243	12.575766	55.37%	29,496	2009
	14.587904	8.094243	-44.51%	29,970	2008
	12.115386	14.587904	20.41%	29,580	2007
	11.348676	12.115386	6.76%	35,445	2006
	10.307067	11.348676	10.11%	35,789	2005
	10.335357	10.307067	-0.27%	32,243	2004
	7.102551	10.335357	45.52%	25,715	2003
	10.000000	7.102551	-28.97%	12,974	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.667374	4.138988	55.17%	39,029	2009
	4.813811	2.667374	-44.59%	41,561	2008
	3.999765	4.813811	20.35%	50,760	2007
	3.750538	3.999765	6.65%	64,235	2006
	3.399492	3.750538	10.33%	71,246	2005
	3.417949	3.399492	-0.54%	78,038	2004
	2.359397	3.417949	44.87%	91,114	2003
	4.038883	2.359397	-41.58%	107,416	2002
	6.515527	4.038883	-38.01%	112,873	2001
	10.000000	6.515527	-34.84%	111,382	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.731980	24.319760	77.10%	149,724	2009
	29.054225	13.731980	-52.74%	138,406	2008
	22.939247	29.054225	26.66%	132,427	2007
	15.810633	22.939247	45.09%	112,227	2006
	12.108943	15.810633	30.57%	85,069	2005
	10.313811	12.108943	17.41%	71,014	2004
	7.750784	10.313811	33.07%	50,982	2003
	10.000000	7.750784	-22.49%	28,534	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	8.049491	14.255855	77.10%	49,599	2009
	17.037948	8.049491	-52.76%	55,633	2008
	13.457741	17.037948	26.60%	61,145	2007
	9.279830	13.457741	45.02%	72,247	2006
	7.111343	9.279830	30.49%	98,166	2005
	6.058322	7.111343	17.38%	105,419	2004
	4.553254	6.058322	33.05%	122,199	2003
	6.201296	4.553254	-26.58%	146,242	2002
	8.189524	6.201296	-24.28%	156,320	2001
	10.000000	8.189524	-18.10%	146,837	2000*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.524129	11.934062	25.30%	20,268	2009
	14.418129	9.524129	-33.94%	26,798	2008
	14.230228	14.418129	1.32%	31,723	2007
	12.314314	14.230228	15.56%	42,734	2006
	11.400631	12.314314	8.01%	51,553	2005
	10.000000	11.400631	14.01%	7,519	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.841640	9.496562	21.10%	99,302	2009
	11.788968	7.841640	-33.48%	61,124	2008
	11.079463	11.788968	6.40%	39,941	2007
	10.000000	11.079463	10.79%	13,904	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.166189	10.273491	12.08%	58,554	2009
	10.705809	9.166189	-14.38%	69,420	2008
	10.332505	10.705809	3.61%	66,164	2007
	10.025843	10.332505	3.06%	31,626	2006
	9.992825	10.025843	0.33%	19,964	2005
	10.025854	9.992825	-0.33%	14,180	2004
	10.000000	10.025854	0.26%	62,192	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.799261	7.040521	21.40%	3,994	2009
	9.688085	5.799261	-40.14%	1,913	2008
	9.746244	9.688085	-0.60%	284	2007
	10.000000	9.746244	-2.54%	25	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.560035	11.126395	29.98%	25,227	2009
	14.292911	8.560035	-40.11%	27,251	2008
	13.430250	14.292911	6.42%	63,945	2007
	11.942734	13.430250	12.46%	25,003	2006
	11.300308	11.942734	5.69%	7,907	2005
	10.000000	11.300308	13.00%	1,025	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.335025	13.35%	13	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.472097	24.72%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.639940	9.325078	22.06%	43,606	2009
	11.000442	7.639940	-30.55%	35,029	2008
	10.479861	11.000442	4.97%	22,431	2007
	10.000000	10.479861	4.80%	7,280	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.497230	10.533955	10.92%	59,431	2009
	10.654712	9.497230	-10.86%	58,722	2008
	10.461879	10.654712	1.84%	32,184	2007
	10.000000	10.461879	4.62%	5,251	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.387323	10.345640	40.05%	66,085	2009
	12.172813	7.387323	-39.31%	55,028	2008
	10.762882	12.172813	13.10%	37,081	2007
	10.000000	10.762882	7.63%	17,663	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.281631	8.621883	37.26%	107,997	2009
	11.385541	6.281631	-44.83%	89,248	2008
	10.288678	11.385541	10.66%	84,595	2007
	10.000000	10.288678	2.89%	30,892	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.014749	7.774220	29.25%	33,737	2009
	9.819431	6.014749	-38.75%	13,568	2008
	10.000000	9.819431	-1.81%	4,834	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.670909	15.408067	44.39%	13,879	2009
	14.983441	10.670909	-28.78%	16,851	2008
	14.690513	14.983441	1.99%	18,780	2007
	13.429490	14.690513	9.39%	24,185	2006
	13.262747	13.429490	1.26%	33,528	2005
	12.180431	13.262747	8.89%	35,668	2004
	10.072515	12.180431	20.93%	33,755	2003
	9.866328	10.072515	2.09%	16,927	2002
	9.573036	9.866328	3.06%	11,912	2001
	10.552305	9.573036	-9.28%	12,666	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.304238	11.997439	44.47%	43,734	2009
	11.677897	8.304238	-28.89%	40,147	2008
	11.445881	11.677897	2.03%	43,275	2007
	10.463797	11.445881	9.39%	31,149	2006
	10.000000	10.463797	4.64%	14,860	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.408349	10.787539	28.30%	1,121	2009
	15.760938	8.408349	-46.65%	1,125	2008
	12.534539	15.760938	25.74%	1,161	2007
	9.531459	12.534539	31.51%	1,163	2006
	7.401248	9.531459	28.78%	1,179	2005
	6.553362	7.401248	12.94%	1,222	2004
	4.885747	6.553362	34.13%	1,636	2003
	6.509205	4.885747	-24.94%	1,720	2002
	9.225133	6.509205	-29.44%	1,969	2001
	10.000000	9.225133	-7.75%	751	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.374780	17.152513	28.25%	35,947	2009
	25.062342	13.374780	-46.63%	34,326	2008
	19.931416	25.062342	25.74%	34,286	2007
	15.157788	19.931416	31.49%	26,164	2006
	11.773306	15.157788	28.75%	9,680	2005
	10.410101	11.773306	13.10%	3,488	2004
	7.777707	10.410101	33.85%	2,413	2003
	10.000000	7.777707	-22.22%	1,750	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.261650	13.922676	23.63%	5,442	2009
	20.458951	11.261650	-44.95%	6,501	2008
	17.254227	20.458951	18.57%	8,474	2007
	13.858748	17.254227	24.50%	9,519	2006
	11.741802	13.858748	18.03%	11,075	2005
	10.264387	11.741802	14.39%	12,310	2004
	7.627885	10.264387	34.56%	16,301	2003
	10.337468	7.627885	-26.21%	15,807	2002
	12.874957	10.337468	-19.71%	11,282	2001
	14.846771	12.874957	-13.28%	31,439	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.906024	18.427344	23.62%	12,767	2009
	27.072479	14.906024	-44.94%	12,840	2008
	22.823774	27.072479	18.62%	13,107	2007
	18.342427	22.823774	24.43%	11,352	2006
	15.540553	18.342427	18.03%	5,022	2005
	13.585158	15.540553	14.39%	2,960	2004
	10.000000	13.585158	35.85%	1,530	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.144130	7.781931	51.28%	221,386	2009
	10.000000	5.144130	-48.56%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.132866	7.978095	30.09%	59,837	2009
	10.000000	6.132866	-38.67%	62,587	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.365782	8.133865	27.77%	6,119	2009
	10.000000	6.365782	-36.34%	1,000	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.930212	9.397542	18.50%	3,900	2009
	10.000000	7.930212	-20.70%	363	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.207070	8.850147	22.80%	2,291	2009
	10.000000	7.207070	-27.93%	411	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.082054	10.151663	11.78%	2,437	2009
	10.000000	9.082054	-9.18%	1,026	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.565372	9.124286	20.61%	25,388	2009
	10.000000	7.565372	-24.35%	2,103	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.843520	8.567131	25.19%	26,785	2009
	10.000000	6.843520	-31.56%	4,390	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.310716	9.672495	16.39%	6,375	2009
	10.000000	8.310716	-16.89%	1,439	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.872127	10.621184	7.59%	22,521	2009
	10.000000	9.872127	-1.28%	1,632	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.856077	11.349822	15.16%	17,149	2009
	10.000000	9.856077	-1.44%	1,653	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.222724	22.972236	61.52%	1,399	2009
	34.048272	14.222724	-58.23%	1,661	2008
	23.649505	34.048272	43.97%	1,961	2007
	17.489766	23.649505	35.22%	5,433	2006
	13.332348	17.489766	31.18%	9,544	2005
	11.164642	13.332348	19.42%	9,909	2004
	6.830658	11.164642	63.45%	10,080	2003
	8.147532	6.830658	-16.16%	10,603	2002
	8.689073	8.147532	-6.23%	5,018	2001
	10.000000	8.689073	-13.11%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.612753	25.243732	61.69%	74,987	2009
	37.435968	15.612753	-58.29%	75,493	2008
	26.008051	37.435968	43.94%	85,396	2007
	19.244358	26.008051	35.15%	71,072	2006
	14.667907	19.244358	31.20%	47,794	2005
	12.281718	14.667907	19.43%	28,196	2004
	7.516119	12.281718	63.41%	9,012	2003
	10.000000	7.516119	-24.84%	3,491	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.972061	15.205460	1.56%	364,931	2009
	14.053697	14.972061	6.53%	412,379	2008
	13.261543	14.053697	5.97%	381,759	2007
	12.975103	13.261543	2.21%	366,444	2006
	12.704400	12.975103	2.13%	342,702	2005
	12.439896	12.704400	2.13%	323,645	2004
	12.331593	12.439896	0.88%	286,878	2003
	11.234737	12.331593	9.76%	229,253	2002
	10.591943	11.234737	6.07%	133,587	2001
	9.515930	10.591943	11.31%	150,095	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.198214	6.861832	32.00%	191,100	2009
	8.575303	5.198214	-39.38%	209,367	2008
	7.253528	8.575303	18.22%	236,366	2007
	6.907911	7.253528	5.00%	262,470	2006
	6.558208	6.907911	5.33%	298,779	2005
	6.131042	6.558208	6.97%	327,315	2004
	4.670172	6.131042	31.28%	331,473	2003
	6.624951	4.670172	-29.51%	323,027	2002
	9.321861	6.624951	-28.93%	318,353	2001
	12.829034	9.321861	-27.34%	393,628	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.626051	8.427987	27.19%	8,709	2009
	11.772823	6.626051	-43.72%	7,951	2008
	10.882719	11.772823	8.18%	5,592	2007
	10.000000	10.882719	8.83%	1,798	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.794239	12.321793	25.81%	257,744	2009
	15.680560	9.794239	-37.54%	246,692	2008
	14.964301	15.680560	4.79%	238,974	2007
	12.946440	14.964301	15.59%	191,382	2006
	12.128091	12.946440	6.75%	117,995	2005
	10.754510	12.128091	12.77%	71,804	2004
	8.246178	10.754510	30.42%	30,962	2003
	10.000000	8.246178	-17.54%	9,874	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.554648	15.55%	7	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.114759	21.15%	7	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.417641	12.317877	7.88%	59,936	2009
	12.284510	11.417641	-7.06%	76,194	2008
	11.787573	12.284510	4.22%	67,170	2007
	11.226330	11.787573	5.00%	62,834	2006
	10.987504	11.226330	2.17%	49,608	2005
	10.615823	10.987504	3.50%	40,828	2004
	9.947392	10.615823	6.72%	27,812	2003
	10.000000	9.947392	-0.53%	7,321	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.597109	12.486034	17.82%	767,114	2009
	13.951104	10.597109	-24.04%	699,671	2008
	13.351492	13.951104	4.49%	713,673	2007
	12.123233	13.351492	10.13%	600,992	2006
	11.635859	12.123233	4.19%	448,804	2005
	10.741012	11.635859	8.33%	268,840	2004
	9.046478	10.741012	18.73%	115,913	2003
	10.000000	9.046478	-9.54%	35,394	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.202365	12.551362	23.02%	768,785	2009
	15.035889	10.202365	-32.15%	799,166	2008
	14.323110	15.035889	4.98%	747,557	2007
	12.643526	14.323110	13.28%	658,392	2006
	11.939394	12.643526	5.90%	522,811	2005
	10.769790	11.939394	10.86%	311,805	2004
	8.598521	10.769790	25.25%	112,515	2003
	10.000000	8.598521	-14.01%	35,229	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.085962	12.560527	13.30%	248,372	2009
	13.194253	11.085962	-15.98%	287,454	2008
	12.603326	13.194253	4.69%	224,139	2007
	11.753180	12.603326	7.23%	201,821	2006
	11.373337	11.753180	3.34%	168,836	2005
	10.731567	11.373337	5.98%	123,405	2004
	9.543547	10.731567	12.45%	54,919	2003
	10.000000	9.543547	-4.56%	10,774	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.759745	22.667783	35.25%	125,574	2009
	26.671830	16.759745	-37.16%	131,171	2008
	25.074563	26.671830	6.37%	139,022	2007
	23.071107	25.074563	8.68%	140,632	2006
	20.809277	23.071107	10.87%	124,821	2005
	18.180524	20.809277	14.46%	103,324	2004
	13.651955	18.180524	33.17%	72,343	2003
	16.298133	13.651955	-16.24%	57,912	2002
	16.698444	16.298133	-2.40%	37,050	2001
	14.654661	16.698444	13.95%	31,437	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.266942	12.137097	-1.06%	402,865	2009
	12.153777	12.266942	0.93%	556,280	2008
	11.727628	12.153777	3.63%	491,969	2007
	11.343801	11.727628	3.38%	384,519	2006
	11.171561	11.343801	1.54%	361,622	2005
	11.204900	11.171561	-0.30%	309,500	2004
	11.259085	11.204900	-0.48%	303,968	2003
	11.248046	11.259085	0.10%	286,394	2002
	10.978256	11.248046	2.46%	242,535	2001
	10.468792	10.978256	4.87%	209,798	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.172363	14.973439	23.01%	70,672	2009
	14.880871	12.172363	-18.20%	72,659	2008
	14.382121	14.880871	3.47%	74,780	2007
	13.870570	14.382121	3.69%	75,687	2006
	13.725193	13.870570	1.06%	68,269	2005
	13.026690	13.725193	5.36%	61,062	2004
	11.748112	13.026690	10.88%	45,465	2003
	11.080176	11.748112	6.03%	20,677	2002
	10.753649	11.080176	3.04%	9,639	2001
	10.290756	10.753649	4.50%	7,527	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.478709	34.79%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.095120	8.225872	34.96%	200,289	2009
	10.000000	6.095120	-39.05%	57,044	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.938879	15.330724	28.41%	38,702	2009
	22.494186	11.938879	-46.92%	51,110	2008
	22.097949	22.494186	1.79%	55,411	2007
	18.202596	22.097949	21.40%	48,103	2006
	16.424694	18.202596	10.82%	33,765	2005
	13.809398	16.424694	18.94%	11,051	2004
	10.000000	13.809398	38.09%	1,740	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.317627	8.108655	28.35%	77,410	2009
	10.000000	6.317627	-36.82%	230	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.301835	7.940970	26.01%	4,661	2009
	10.000000	6.301835	-36.98%	255	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.233404	7.836832	25.72%	353,412	2009
	10.000000	6.233404	-37.67%	19,829	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.708071	8.655721	29.03%	177,256	2009
	10.000000	6.708071	-32.92%	40,088	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.176532	11.567848	26.06%	67,341	2009
	17.317497	9.176532	-47.01%	72,671	2008
	15.955463	17.317497	8.54%	71,877	2007
	15.631166	15.955463	2.07%	69,372	2006
	14.621540	15.631166	6.91%	69,628	2005
	13.035349	14.621540	12.17%	61,240	2004
	9.816488	13.035349	32.79%	53,028	2003
	14.878675	9.816488	-34.02%	42,972	2002
	16.874259	14.878675	-11.83%	30,753	2001
	20.352098	16.874259	-17.09%	26,669	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.661647	27.039543	24.83%	91,325	2009
	32.282450	21.661647	-32.90%	99,310	2008
	35.060668	32.282450	-7.92%	112,412	2007
	30.222899	35.060668	16.01%	116,911	2006
	29.647062	30.222899	1.94%	123,062	2005
	25.555935	29.647062	16.01%	114,126	2004
	16.473727	25.555935	55.13%	96,893	2003
	22.869189	16.473727	-27.97%	85,792	2002
	18.027390	22.869189	26.86%	63,374	2001
	16.391038	18.027390	9.98%	75,128	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.504764	23.319904	33.22%	117,471	2009
	28.635274	17.504764	-38.87%	124,594	2008
	28.351029	28.635274	1.00%	127,233	2007
	25.585419	28.351029	10.81%	130,664	2006
	23.032234	25.585419	11.09%	113,087	2005
	19.566351	23.032234	17.71%	91,053	2004
	14.029693	19.566351	39.46%	75,625	2003
	17.159419	14.029693	-18.24%	66,213	2002
	18.598401	17.159419	-7.74%	48,167	2001
	17.267747	18.598401	7.71%	67,342	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.848135	11.034479	24.71%	395,628	2009
	15.307951	8.848135	-42.20%	437,933	2008
	14.308509	15.307951	6.98%	470,614	2007
	12.732098	14.308509	12.38%	508,287	2006
	11.981674	12.732098	6.26%	530,423	2005
	11.038527	11.981674	8.54%	554,018	2004
	8.752996	11.038527	26.11%	545,809	2003
	10.708803	8.752996	-18.26%	538,915	2002
	12.280107	10.708803	-12.80%	505,938	2001
	12.684916	12.280107	-3.19%	701,784	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.604966	7.252567	29.40%	338,603	2009
	10.000000	5.604966	-43.95%	3,280	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.870265	10.455700	5.93%	19,992	2009
	10.000000	9.870265	-1.30%	1,205	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.963939	29.64%	146	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.938556	29.39%	49,967	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.491429	10.795566	27.13%	124,093	2009
	13.626680	8.491429	-37.69%	135,457	2008
	14.091448	13.626680	-3.30%	145,629	2007
	12.292541	14.091448	14.63%	114,694	2006
	11.922530	12.292541	3.10%	83,840	2005
	10.259752	11.922530	16.21%	59,406	2004
	7.892787	10.259752	29.99%	28,094	2003
	10.661295	7.892787	-25.97%	14,363	2002
	12.271980	10.661295	-13.12%	10,810	2001
	13.882376	12.271980	-11.60%	10,551	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.586883	15.131684	42.93%	235,841	2009
	19.648575	10.586883	-46.12%	255,623	2008
	17.405548	19.648575	12.89%	267,642	2007
	16.302811	17.405548	6.76%	291,452	2006
	15.683951	16.302811	3.95%	288,328	2005
	14.829748	15.683951	5.76%	276,491	2004
	11.451136	14.829748	29.50%	232,020	2003
	15.830623	11.451136	-27.66%	202,448	2002
	18.310774	15.830623	-13.54%	164,875	2001
	18.556149	18.310774	-1.32%	220,567	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.751120	18.998591	38.16%	198,674	2009
	23.249077	13.751120	-40.85%	216,697	2008
	22.107952	23.249077	5.16%	222,177	2007
	18.993498	22.107952	16.40%	196,348	2006
	16.795982	18.993498	13.08%	136,878	2005
	14.247804	16.795982	17.88%	79,720	2004
	10.000000	14.247804	42.48%	28,481	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.708572	12.038250	38.23%	53,121	2009
	14.722203	8.708572	-40.85%	63,226	2008
	14.002027	14.722203	5.14%	73,651	2007
	12.029135	14.002027	16.40%	80,485	2006
	10.640161	12.029135	13.05%	85,023	2005
	9.028338	10.640161	17.85%	98,233	2004
	6.382747	9.028338	41.45%	108,721	2003
	8.288465	6.382747	-22.99%	115,532	2002
	9.528196	8.288465	-13.01%	56,276	2001
	10.000000	9.528196	-4.72%	19,705	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.001972	2.509638	25.36%	4,081	2009
	9.589836	2.001972	-79.12%	3,384	2008
	10.000000	9.589836	-4.10%	1,333	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.194362	2.719670	23.94%	1,959	2009
	10.403406	2.194362	-78.91%	2,996	2008
	10.530449	10.403406	-1.21%	4,121	2007
	10.000000	10.530449	5.30%	3,388	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.721788	12.334467	26.87%	188,121	2009
	15.976084	9.721788	-39.15%	196,840	2008
	15.470351	15.976084	3.27%	194,220	2007
	13.598711	15.470351	13.76%	171,963	2006
	12.974169	13.598711	4.81%	149,481	2005
	11.984770	12.974169	8.26%	139,089	2004
	9.562870	11.984770	25.33%	113,232	2003
	11.907673	9.562870	-19.69%	95,631	2002
	13.402637	11.907673	-11.15%	66,562	2001
	14.854438	13.402637	-9.77%	105,849	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	6.019679	8.167896	35.69%	32,015	2009
	9.790374	6.019679	-38.51%	47,011	2008
	10.021096	9.790374	-2.30%	37,701	2007
	10.000000	10.021096	0.21%	10,834	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	9.000027	11.803424	31.15%	179,461	2009
	17.867256	9.000027	-49.63%	191,202	2008
	16.991136	17.867256	5.16%	201,850	2007
	16.686412	16.991136	1.83%	224,057	2006
	15.019928	16.686412	11.10%	232,368	2005
	12.679364	15.019928	18.46%	220,457	2004
	10.207958	12.679364	24.21%	206,142	2003
	14.294141	10.207958	-28.59%	180,525	2002
	21.029849	14.294141	-32.03%	154,870	2001
	23.954947	21.029849	-12.21%	211,195	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.885591	8.86%	1,415	2009

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.965168	9.65%	30,617	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.206869	11.946595	17.04%	0	2009
	11.100121	10.206869	-8.05%	0	2008
	10.144307	11.100121	9.42%	0	2007
	10.000000	10.144307	1.44%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.576877	13.055716	12.77%	0	2009
	11.174964	11.576877	3.60%	0	2008
	10.391416	11.174964	7.54%	0	2007
	10.000000	10.391416	3.91%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.355345	9.933727	56.31%	0	2009
	11.327700	6.355345	-43.90%	0	2008
	11.016187	11.327700	2.83%	0	2007
	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.627888	9.032382	18.41%	0	2009
	12.517934	7.627888	-39.06%	0	2008
	11.625035	12.517934	7.68%	0	2007
	10.000000	11.625035	16.25%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.435681	7.739240	42.38%	0	2009
	9.155089	5.435681	-40.63%	0	2008
	10.335417	9.155089	-11.42%	0	2007
	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.325215	10.343834	24.25%	0	2009
	11.562960	8.325215	-28.00%	0	2008
	11.026505	11.562960	4.87%	0	2007
	10.000000	11.026505	10.27%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.064464	9.293030	31.55%	0	2009
	11.600977	7.064464	-39.10%	0	2008
	11.409461	11.600977	1.68%	0	2007
	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.404825	12.651218	70.85%	0	2009
	10.692932	7.404825	-30.75%	0	2008
	10.592642	10.692932	0.95%	0	2007
	10.000000	10.592642	5.93%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.165724	11.050788	54.22%	0	2009
	11.797726	7.165724	-39.26%	0	2008
	10.820360	11.797726	9.03%	0	2007
	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.673631	10.922922	42.34%	0	2009
	10.846442	7.673631	-29.25%	0	2008
	10.767486	10.846442	0.73%	0	2007
	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.649111	7.553321	33.71%	0	2009
	10.823315	5.649111	-47.81%	0	2008
	10.363546	10.823315	4.44%	0	2007
	10.000000	10.363546	3.64%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.258576	8.249778	31.82%	0	2009
	10.056156	6.258576	-37.76%	0	2008
	10.838566	10.056156	-7.22%	0	2007
	10.000000	10.838566	8.39%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.666063	9.347967	40.23%	16,849	2009
	11.753108	6.666063	-43.28%	51,426	2008
	10.565055	11.753108	11.25%	24,633	2007
	10.000000	10.565055	5.65%	7,441	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.072929	8.761477	23.87%	43,428	2009
	11.221100	7.072929	-36.97%	51,099	2008
	11.012919	11.221100	1.89%	39,315	2007
	10.000000	11.012919	10.13%	23,280	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.654044	10.468731	8.44%	11,744	2009
	10.870771	9.654044	-11.19%	37,432	2008
	10.423896	10.870771	4.29%	34,719	2007
	10.000000	10.423896	4.24%	6,789	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.031944	36.098833	28.78%	4,091	2009
	33.336470	28.031944	-15.91%	4,903	2008
	31.642335	33.336470	5.35%	5,604	2007
	28.872927	31.642335	9.59%	6,482	2006
	26.007067	28.872927	11.02%	8,406	2005
	23.892237	26.007067	8.85%	9,433	2004
	18.893275	23.892237	26.46%	12,499	2003
	17.490433	18.893275	8.02%	7,810	2002
	16.063592	17.490433	8.88%	4,166	2001
	14.580968	16.063592	10.17%	3,465	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	10.044100	13.165013	31.07%	0	2009
	18.340560	10.044100	-45.24%	0	2008
	16.184326	18.340560	13.32%	0	2007
	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.785353	22.762483	111.05%	21,344	2009
	30.938576	10.785353	-65.14%	20,960	2008
	22.741347	30.938576	36.05%	21,305	2007
	16.478735	22.741347	38.00%	19,494	2006
	12.635307	16.478735	30.42%	13,857	2005
	10.000000	12.635307	26.35%	3,764	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	21.750628	45.857764	110.83%	8,837	2009
	62.444926	21.750628	-65.17%	9,883	2008
	45.883718	62.444926	36.09%	10,360	2007
	33.258208	45.883718	37.96%	12,335	2006
	25.475580	33.258208	30.55%	17,473	2005
	20.461231	25.475580	24.51%	18,450	2004
	13.417673	20.461231	52.49%	18,845	2003
	13.972459	13.417673	-3.97%	16,780	2002
	14.389442	13.972459	-2.90%	13,598	2001
	25.026598	14.389442	-42.50%	15,321	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	27.702334	43.160801	55.80%	1,597	2009
	51.992806	27.702334	-46.72%	1,804	2008
	36.168999	51.992806	43.75%	1,821	2007
	29.375443	36.168999	23.13%	1,936	2006
	19.582479	29.375443	50.01%	2,238	2005
	15.938475	19.582479	22.86%	2,769	2004
	11.130644	15.938475	43.19%	3,394	2003
	11.582739	11.130644	-3.90%	3,275	2002
	13.078363	11.582739	-11.44%	1,387	2001
	11.869689	13.078363	10.18%	1,189	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.677839	27.557270	55.89%	15,995	2009
	33.161291	17.677839	-46.69%	15,674	2008
	23.073317	33.161291	43.72%	18,396	2007
	18.732746	23.073317	23.17%	18,257	2006
	12.492289	18.732746	49.95%	15,177	2005
	10.000000	12.492289	24.92%	3,647	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.104632	31.05%	2,006	2009*

Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.206477	8.752194	41.02%	563	2009
	10.000000	6.206477	-37.94%	1,329	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.373829	12.391484	8.95%	31,905	2009
	11.691897	11.373829	-2.72%	25,733	2008
	10.803007	11.691897	8.23%	17,341	2007
	10.757583	10.803007	0.42%	17,985	2006
	10.714951	10.757583	0.40%	10,933	2005
	10.244335	10.714951	4.59%	5,381	2004
	10.000000	10.244335	2.44%	7	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.170713	11.873152	16.74%	31,948	2009
	15.729529	10.170713	-35.34%	37,160	2008
	15.924263	15.729529	-1.22%	40,870	2007
	13.758089	15.924263	15.74%	46,449	2006
	13.301697	13.758089	3.43%	40,495	2005
	11.909093	13.301697	11.69%	38,095	2004
	9.313685	11.909093	27.87%	34,008	2003
	11.685785	9.313685	-20.30%	25,860	2002
	12.900147	11.685785	-9.41%	20,992	2001
	14.599165	12.900147	-11.64%	59,040	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.910476	14.426549	32.23%	0	2009
	20.004201	10.910476	-45.46%	10,491	2008
	17.142734	20.004201	16.69%	11,405	2007
	13.870417	17.142734	23.59%	13,454	2006
	12.389207	13.870417	11.96%	14,362	2005
	10.905738	12.389207	13.60%	15,649	2004
	8.860735	10.905738	23.08%	16,607	2003
	11.257260	8.860735	-21.29%	18,981	2002
	16.080508	11.257260	-29.99%	21,924	2001
	19.557409	16.080508	-17.78%	33,302	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.992698	10.266647	28.45%	21,558	2009
	10.688098	7.992698	-25.22%	15,828	2008
	11.068287	10.688098	-3.43%	14,069	2007
	10.000000	11.068287	10.68%	3,882	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.807686	17.544896	18.49%	87,248	2009
	20.458146	14.807686	-27.62%	97,343	2008
	21.818582	20.458146	-6.24%	105,679	2007
	18.601817	21.818582	17.29%	100,655	2006
	17.915769	18.601817	3.83%	97,136	2005
	15.852041	17.915769	13.02%	81,815	2004
	12.435228	15.852041	27.48%	66,146	2003
	14.396972	12.435228	-13.63%	54,959	2002
	12.910062	14.396972	11.52%	32,499	2001
	11.053935	12.910062	16.79%	4,973	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.084265	20.84%	2,315	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.102465	1.02%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.047490	12.417560	23.59%	27,509	2009
	14.712847	10.047490	-31.71%	30,856	2008
	14.983074	14.712847	-1.80%	34,291	2007
	13.247767	14.983074	13.10%	30,052	2006
	12.497476	13.247767	6.00%	29,270	2005
	10.372759	12.497476	20.48%	23,764	2004
	7.615982	10.372759	36.20%	15,444	2003
	10.000000	7.615982	-23.84%	182	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.759012	10.258770	32.22%	53,371	2009
	11.970076	7.759012	-35.18%	60,953	2008
	11.235361	11.970076	6.54%	63,295	2007
	10.408090	11.235361	7.95%	67,951	2006
	10.161439	10.408090	2.43%	70,034	2005
	9.678551	10.161439	4.99%	69,919	2004
	7.770469	9.678551	24.56%	69,441	2003
	11.063366	7.770469	-29.76%	68,913	2002
	14.456547	11.063366	-23.47%	67,083	2001
	16.437396	14.456547	-12.05%	133,163	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.408908	11.749993	24.88%	189,461	2009
	15.142839	9.408908	-37.87%	189,751	2008
	14.555054	15.142839	4.04%	205,323	2007
	12.748193	14.555054	14.17%	213,585	2006
	12.318167	12.748193	3.49%	215,757	2005
	11.263009	12.318167	9.37%	217,895	2004
	8.876292	11.263009	26.89%	203,936	2003
	11.566182	8.876292	-23.26%	186,900	2002
	13.324628	11.566182	-13.20%	156,799	2001
	14.857773	13.324628	-10.32%	338,500	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.779382	13.059169	21.15%	21,057	2009
	15.479227	10.779382	-30.36%	22,751	2008
	14.617682	15.479227	5.89%	26,879	2007
	12.695402	14.617682	15.14%	28,576	2006
	12.304021	12.695402	3.18%	27,516	2005
	11.849234	12.304021	3.84%	24,055	2004
	9.892733	11.849234	19.78%	19,785	2003
	12.016387	9.892733	-17.67%	18,244	2002
	13.404933	12.016387	-10.36%	19,304	2001
	13.648909	13.404933	-1.79%	69,166	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.864153	15.314813	19.05%	56,788	2009
	14.036793	12.864153	-8.35%	57,341	2008
	13.475495	14.036793	4.17%	63,514	2007
	13.088130	13.475495	2.96%	64,264	2006
	13.070401	13.088130	0.14%	63,632	2005
	12.760534	13.070401	2.43%	58,028	2004
	12.335897	12.760534	3.44%	52,889	2003
	11.416849	12.335897	8.05%	39,977	2002
	10.693364	11.416849	6.77%	19,727	2001
	9.793677	10.693364	9.19%	4,973	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.369472	10.271440	22.73%	14,512	2009
	11.300723	8.369472	-25.94%	9,539	2008
	10.523113	11.300723	7.39%	6,730	2007
	10.000000	10.523113	5.23%	2,131	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.636252	9.720590	27.30%	1,845	2009
	11.480737	7.636252	-33.49%	2,097	2008
	10.543114	11.480737	8.89%	1,697	2007
	10.000000	10.543114	5.43%	1,025	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.107434	9.232091	29.89%	4,654	2009
	11.611433	7.107434	-38.79%	5,368	2008
	10.563287	11.611433	9.92%	4,956	2007
	10.000000	10.563287	5.63%	509	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.638709	18.290160	34.10%	180,144	2009
	24.043548	13.638709	-43.27%	195,801	2008
	20.700489	24.043548	16.15%	215,505	2007
	18.765787	20.700489	10.31%	205,888	2006
	16.246321	18.765787	15.51%	167,670	2005
	14.249503	16.246321	14.01%	126,670	2004
	11.230871	14.249503	26.88%	106,517	2003
	12.543824	11.230871	-10.47%	89,650	2002
	14.480674	12.543824	-13.38%	73,938	2001
	15.702687	14.480674	-7.78%	110,823	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.089947	8.883781	45.88%	22,495	2009
	13.512260	6.089947	-54.93%	24,812	2008
	9.386190	13.512260	43.96%	18,698	2007
	10.000000	9.386190	-6.14%	13,485	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.206086	13.118484	28.54%	105,385	2009
	18.020736	10.206086	-43.36%	118,030	2008
	17.976697	18.020736	0.24%	129,683	2007
	15.144293	17.976697	18.70%	128,466	2006
	14.485907	15.144293	4.55%	123,894	2005
	13.156833	14.485907	10.10%	113,799	2004
	10.220994	13.156833	28.72%	86,884	2003
	12.457519	10.220994	-17.95%	72,356	2002
	13.279061	12.457519	-6.19%	52,123	2001
	12.402631	13.279061	7.07%	53,444	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.560895	8.010122	44.04%	7,407	2009
	12.518473	5.560895	-55.58%	8,241	2008
	10.293065	12.518473	21.62%	7,925	2007
	9.888284	10.293065	4.09%	11,237	2006
	9.188710	9.888284	7.61%	16,075	2005
	8.682645	9.188710	5.83%	16,125	2004
	6.774232	8.682645	28.17%	13,201	2003
	8.776671	6.774232	-22.82%	12,165	2002
	10.377837	8.776671	-15.43%	11,620	2001
	12.675276	10.377837	-18.13%	14,129	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.349186	10.576265	26.67%	145,535	2009
	16.007495	8.349186	-47.84%	167,915	2008
	12.764761	16.007495	25.40%	169,831	2007
	12.098405	12.764761	5.51%	182,714	2006
	11.581701	12.098405	4.46%	184,634	2005
	11.346151	11.581701	2.08%	194,676	2004
	8.644282	11.346151	31.26%	182,195	2003
	12.528481	8.644282	-31.00%	169,994	2002
	15.406192	12.528481	-18.68%	155,022	2001
	17.523903	15.406192	-12.08%	192,972	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.727615	12.403842	42.12%	11,273	2009
	11.782239	8.727615	-25.93%	13,299	2008
	11.611599	11.782239	1.47%	17,629	2007
	10.565336	11.611599	9.90%	20,126	2006
	10.424872	10.565336	1.35%	21,404	2005
	9.634008	10.424872	8.21%	23,498	2004
	7.675825	9.634008	25.51%	21,353	2003
	7.493979	7.675825	2.43%	14,974	2002
	8.605370	7.493979	-12.92%	9,564	2001
	11.248584	8.605370	-23.50%	19,137	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.274465	10.349886	42.28%	11,915	2009
	9.809361	7.274465	-25.84%	7,180	2008
	10.000000	9.809361	-1.91%	4,368	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.705483	12.241042	14.34%	41,263	2009
	11.204860	10.705483	-4.46%	47,676	2008
	10.877807	11.204860	3.01%	43,699	2007
	10.550355	10.877807	3.10%	36,908	2006
	10.455277	10.550355	0.91%	28,873	2005
	10.139004	10.455277	3.12%	10,106	2004
	10.000000	10.139004	1.39%	530	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.734567	9.320984	38.41%	42,422	2009
	11.262788	6.734567	-40.21%	44,037	2008
	9.866503	11.262788	14.15%	41,048	2007
	10.000000	9.866503	-1.33%	20,741	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.764171	14.703338	24.98%	2,217	2009
	21.201191	11.764171	-44.51%	2,668	2008
	18.300275	21.201191	15.85%	2,670	2007
	15.695687	18.300275	16.59%	3,012	2006
	13.345817	15.695687	17.61%	3,245	2005
	11.896469	13.345817	12.18%	3,373	2004
	8.403857	11.896469	41.56%	4,359	2003
	10.672961	8.403857	-21.26%	5,443	2002
	13.715591	10.672961	-22.18%	3,736	2001
	17.160838	13.715591	-20.08%	13,328	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.830786	13.542364	25.04%	31,676	2009
	19.523570	10.830786	-44.52%	37,215	2008
	16.849545	19.523570	15.87%	38,708	2007
	14.451083	16.849545	16.60%	38,895	2006
	12.292402	14.451083	17.56%	31,430	2005
	10.956617	12.292402	12.19%	22,841	2004
	7.737361	10.956617	41.61%	10,990	2003
	10.000000	7.737361	-22.63%	2,611	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.682281	11.952611	55.59%	15,831	2009
	15.917982	7.682281	-51.74%	15,623	2008
	15.250212	15.917982	4.38%	15,045	2007
	13.276674	15.250212	14.86%	14,105	2006
	13.096147	13.276674	1.38%	10,457	2005
	11.622753	13.096147	12.68%	7,274	2004
	7.451528	11.622753	55.98%	3,177	2003
	10.000000	7.451528	-25.48%	108	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.937530	10.639189	34.04%	22,650	2009
	11.415294	7.937530	-30.47%	23,100	2008
	11.130667	11.415294	2.56%	19,464	2007
	10.000000	11.130667	11.31%	11,596	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.495824	8.293287	27.67%	27,214	2009
	9.810701	6.495824	-33.79%	23,160	2008
	10.167449	9.810701	-3.51%	12,499	2007
	10.000000	10.167449	1.67%	6,540	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.604890	8.504046	28.75%	251	2009
	10.000000	6.604890	-33.95%	251	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.356257	10.846908	70.65%	10,979	2009
	13.586701	6.356257	-53.22%	7,827	2008
	10.680558	13.586701	27.21%	6,523	2007
	10.000000	10.680558	6.81%	2,463	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.764824	14.614564	35.76%	0	2009
	18.221740	10.764824	-40.92%	0	2008
	15.921139	18.221740	14.45%	0	2007
	13.234311	15.921139	20.30%	0	2006
	12.118301	13.234311	9.21%	0	2005
	10.312906	12.118301	17.51%	0	2004
	7.870705	10.312906	31.03%	0	2003
	10.000000	7.870705	-21.29%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.307773	9.910773	35.62%	6,206	2009
	12.402623	7.307773	-41.08%	17,687	2008
	10.868857	12.402623	14.11%	10,235	2007
	10.000000	10.868857	8.69%	4,497	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.052467	14.140156	17.32%	16,251	2009
	11.480144	12.052467	4.99%	14,002	2008
	10.460367	11.480144	9.75%	2,772	2007
	10.000000	10.460367	4.60%	2,573	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	6.194065	7.391366	19.33%	0	2009
	10.921756	6.194065	-43.29%	0	2008
	9.889216	10.921756	10.44%	100	2007
	10.000000	9.889216	-1.11%	4,684	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	5.762981	8.088760	40.36%	338	2009
	11.026992	5.762981	-47.74%	305	2008
	10.091496	11.026992	9.27%	383	2007
	10.000000	10.091496	0.91%	41	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.336291	10.520921	26.21%	0	2009
	11.814698	8.336291	-29.44%	0	2008
	10.686048	11.814698	10.56%	0	2007
	10.000000	10.686048	6.86%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.520046	8.476998	30.01%	0	2009
	11.916339	6.520046	-45.28%	0	2008
	12.762681	11.916339	-6.63%	0	2007
	10.000000	12.762681	27.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.659231	16.923783	33.69%	0	2009
	21.480687	12.659231	-41.07%	0	2008
	18.943490	21.480687	13.39%	0	2007
	14.943983	18.943490	26.76%	0	2006
	12.819102	14.943983	16.58%	0	2005
	10.457776	12.819102	22.58%	0	2004
	8.197100	10.457776	27.58%	0	2003
	10.000000	8.197100	-18.03%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.746584	21.936284	23.61%	1,824	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.470744	9.339638	44.34%	82,636	2009
	11.754601	6.470744	-44.95%	81,745	2008
	8.703523	11.754601	35.06%	88,897	2007
	8.068907	8.703523	7.86%	100,792	2006
	7.251916	8.068907	11.27%	110,457	2005
	6.218858	7.251916	16.61%	118,580	2004
	5.232452	6.218858	18.85%	113,730	2003
	6.296270	5.232452	-16.90%	113,820	2002
	8.148922	6.296270	-22.73%	98,700	2001
	10.000000	8.148922	-18.51%	91,068	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.066957	12.527047	55.29%	13,853	2009
	14.546116	8.066957	-44.54%	17,139	2008
	12.086833	14.546116	20.35%	16,875	2007
	11.327646	12.086833	6.70%	18,688	2006
	10.293165	11.327646	10.05%	18,164	2005
	10.326633	10.293165	-0.32%	16,687	2004
	7.100137	10.326633	45.44%	12,021	2003
	10.000000	7.100137	-29.00%	8,324	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.655358	4.118270	55.09%	19,052	2009
	4.794557	2.655358	-44.62%	22,129	2008
	3.985792	4.794557	20.29%	29,541	2007
	3.739321	3.985792	6.59%	37,541	2006
	3.391029	3.739321	10.27%	54,468	2005
	3.411159	3.391029	-0.59%	60,303	2004
	2.355896	3.411159	44.79%	66,811	2003
	4.034937	2.355896	-41.61%	75,644	2002
	6.512483	4.034937	-38.04%	84,498	2001
	10.000000	6.512483	-34.88%	85,311	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.685742	24.225619	77.01%	55,888	2009
	28.971115	13.685742	-52.76%	56,030	2008
	22.885263	28.971115	26.59%	56,332	2007
	15.781376	22.885263	45.01%	45,718	2006
	12.092621	15.781376	30.50%	33,056	2005
	10.305108	12.092621	17.35%	30,747	2004
	7.748155	10.305108	33.00%	24,793	2003
	10.000000	7.748155	-22.52%	18,530	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	8.013182	14.184381	77.01%	19,561	2009
	16.969706	8.013182	-52.78%	21,631	2008
	13.410654	16.969706	26.54%	29,158	2007
	9.252030	13.410654	44.95%	32,298	2006
	7.093614	9.252030	30.43%	39,278	2005
	6.046281	7.093614	17.32%	47,616	2004
	4.546506	6.046281	32.99%	52,341	2003
	6.195252	4.546506	-26.61%	63,386	2002
	8.185713	6.195252	-24.32%	79,741	2001
	10.000000	8.185713	-18.14%	94,163	2000*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.501691	11.899937	25.24%	12,399	2009
	14.391466	9.501691	-33.98%	14,581	2008
	14.211136	14.391466	1.27%	17,977	2007
	12.303996	14.211136	15.50%	23,366	2006
	11.396821	12.303996	7.96%	34,500	2005
	10.000000	11.396821	13.97%	5,567	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.831075	9.478975	21.04%	48,238	2009
	11.779046	7.831075	-33.52%	32,335	2008
	11.075760	11.779046	6.35%	18,724	2007
	10.000000	11.075760	10.76%	5,341	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.139973	10.238941	12.02%	16,526	2009
	10.680593	9.139973	-14.42%	21,343	2008
	10.313421	10.680593	3.56%	22,234	2007
	10.012367	10.313421	3.01%	14,308	2006
	9.984412	10.012367	0.28%	8,473	2005
	10.022469	9.984412	-0.38%	3,536	2004
	10.000000	10.022469	0.22%	218	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.791426	7.027444	21.34%	0	2009
	9.679898	5.791426	-40.17%	482	2008
	9.742968	9.679898	-0.65%	308	2007
	10.000000	9.742968	-2.57%	149	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.539874	11.094594	29.92%	5,535	2009
	14.266478	8.539874	-40.14%	8,014	2008
	13.412223	14.266478	6.37%	16,883	2007
	11.932717	13.412223	12.40%	9,201	2006
	11.296531	11.932717	5.63%	4,805	2005
	10.000000	11.296531	12.97%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.331195	13.31%	49	2009

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.467890	24.68%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.629628	9.307778	22.00%	21,225	2009
	10.991163	7.629628	-30.58%	18,298	2008
	10.476339	10.991163	4.91%	16,548	2007
	10.000000	10.476339	4.76%	5,719	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.484428	10.514432	10.86%	21,261	2009
	10.645730	9.484428	-10.91%	20,442	2008
	10.458382	10.645730	1.79%	8,863	2007
	10.000000	10.458382	4.58%	732	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.377345	10.326441	39.98%	39,023	2009
	12.162544	7.377345	-39.34%	36,526	2008
	10.759272	12.162544	13.04%	19,851	2007
	10.000000	10.759272	7.59%	7,825	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.273149	8.605881	37.19%	39,816	2009
	11.375941	6.273149	-44.86%	45,460	2008
	10.285224	11.375941	10.60%	32,154	2007
	10.000000	10.285224	2.85%	8,525	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.009658	7.763734	29.19%	10,450	2009
	9.816107	6.009658	-38.78%	9,496	2008
	10.000000	9.816107	-1.84%	4,279	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.615762	15.320693	44.32%	5,301	2009
	14.913557	10.615762	-28.82%	5,547	2008
	14.629427	14.913557	1.94%	7,757	2007
	13.380377	14.629427	9.33%	9,395	2006
	13.220896	13.380377	1.21%	14,452	2005
	12.148136	13.220896	8.83%	21,973	2004
	10.050887	12.148136	20.87%	13,956	2003
	9.850124	10.050887	2.04%	6,631	2002
	9.562175	9.850124	3.01%	3,074	2001
	10.545637	9.562175	-9.33%	2,422	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.288832	11.969129	44.40%	14,778	2009
	11.662156	8.288832	-28.93%	12,129	2008
	11.436266	11.662156	1.98%	13,635	2007
	10.460288	11.436266	9.33%	13,687	2006
	10.000000	10.460288	4.60%	9,036	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.373358	10.737210	28.23%	189	2009
	15.703294	8.373358	-46.68%	191	2008
	12.495047	15.703294	25.68%	193	2007
	9.506220	12.495047	31.44%	340	2006
	7.385378	9.506220	28.72%	579	2005
	6.542624	7.385378	12.88%	582	2004
	4.880201	6.542624	34.06%	644	2003
	6.505103	4.880201	-24.98%	649	2002
	9.224008	6.505103	-29.48%	505	2001
	10.000000	9.224008	-7.76%	246	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.329763	17.086136	28.18%	18,892	2009
	24.990664	13.329763	-46.66%	18,281	2008
	19.884497	24.990664	25.68%	18,585	2007
	15.129732	19.884497	31.43%	11,874	2006
	11.757438	15.129732	28.68%	8,205	2005
	10.401328	11.757438	13.04%	2,234	2004
	7.775080	10.401328	33.78%	600	2003
	10.000000	7.775080	-22.25%	277	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.203420	13.843686	23.57%	1,793	2009
	20.363500	11.203420	-44.98%	1,809	2008
	17.182457	20.363500	18.51%	1,810	2007
	13.808057	17.182457	24.44%	2,078	2006
	11.704753	13.808057	17.97%	2,162	2005
	10.237171	11.704753	14.34%	2,742	2004
	7.611516	10.237171	34.50%	3,280	2003
	10.320501	7.611516	-26.25%	3,683	2002
	12.860372	10.320501	-19.75%	3,910	2001
	14.837408	12.860372	-13.32%	7,842	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.863375	18.365329	23.56%	2,986	2009
	27.008713	14.863375	-44.97%	2,770	2008
	22.781582	27.008713	18.56%	2,939	2007
	18.317742	22.781582	24.37%	2,311	2006
	15.527453	18.317742	17.97%	2,945	2005
	13.580570	15.527453	14.34%	1,879	2004
	10.000000	13.580570	35.81%	1,103	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.142379	7.775357	51.20%	71,139	2009
	10.000000	5.142379	-48.58%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.130791	7.971380	30.02%	11,950	2009
	10.000000	6.130791	-38.69%	12,237	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.363626	8.127013	27.71%	1,281	2009
	10.000000	6.363626	-36.36%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.927537	9.389621	18.44%	1,646	2009
	10.000000	7.927537	-20.72%	435	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.204634	8.842676	22.74%	1,337	2009
	10.000000	7.204634	-27.95%	1,339	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.078992	10.143105	11.72%	6,052	2009
	10.000000	9.078992	-9.21%	255	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.562819	9.116587	20.54%	11,243	2009
	10.000000	7.562819	-24.37%	75	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.841204	8.559890	25.12%	4,062	2009
	10.000000	6.841204	-31.59%	1,065	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.307908	9.664334	16.33%	125	2009
	10.000000	8.307908	-16.92%	21	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.868797	10.612240	7.53%	5,947	2009
	10.000000	9.868797	-1.31%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.852755	11.340265	15.10%	2,935	2009
	10.000000	9.852755	-1.47%	16	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.163501	22.865016	61.44%	382	2009
	33.923728	14.163501	-58.25%	479	2008
	23.574977	33.923728	43.90%	488	2007
	17.443443	23.574977	35.15%	757	2006
	13.303723	17.443443	31.12%	1,200	2005
	11.146305	13.303723	19.36%	1,480	2004
	6.822884	11.146305	63.37%	1,485	2003
	8.142380	6.822884	-16.21%	1,535	2002
	8.688017	8.142380	-6.28%	930	2001
	10.000000	8.688017	-13.12%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.560214	25.146066	61.60%	34,857	2009
	37.328953	15.560214	-58.32%	38,914	2008
	25.946870	37.328953	43.87%	37,455	2007
	19.208764	25.946870	35.08%	29,995	2006
	14.648149	19.208764	31.13%	18,375	2005
	12.271368	14.648149	19.37%	8,517	2004
	7.513570	12.271368	63.32%	3,434	2003
	10.000000	7.513570	-24.86%	1,104	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.894664	15.119205	1.51%	104,532	2009
	13.988120	14.894664	6.48%	130,710	2008
	13.206371	13.988120	5.92%	122,435	2007
	12.927647	13.206371	2.16%	121,329	2006
	12.664327	12.927647	2.08%	115,607	2005
	12.406921	12.664327	2.07%	113,283	2004
	12.305129	12.406921	0.83%	117,416	2003
	11.216307	12.305129	9.71%	107,010	2002
	10.579941	11.216307	6.01%	66,395	2001
	9.509925	10.579941	11.25%	75,336	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.171325	6.822890	31.94%	66,340	2009
	8.535283	5.171325	-39.41%	64,750	2008
	7.223344	8.535283	18.16%	70,913	2007
	6.882641	7.223344	4.95%	76,967	2006
	6.537501	6.882641	5.28%	85,670	2005
	6.114786	6.537501	6.91%	92,290	2004
	4.660144	6.114786	31.21%	94,948	2003
	6.614069	4.660144	-29.54%	91,828	2002
	9.311292	6.614069	-28.97%	88,817	2001
	12.820934	9.311292	-27.37%	171,235	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.617105	8.412370	27.13%	5,762	2009
	11.762888	6.617105	-43.75%	6,321	2008
	10.879072	11.762888	8.12%	10,227	2007
	10.000000	10.879072	8.79%	6,234	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.759958	12.272451	25.74%	86,615	2009
	15.633605	9.759958	-37.57%	87,018	2008
	14.927083	15.633605	4.73%	91,958	2007
	12.920750	14.927083	15.53%	80,746	2006
	12.110133	12.920750	6.69%	60,650	2005
	10.744012	12.110133	12.72%	42,170	2004
	8.242281	10.744012	30.35%	19,943	2003
	10.000000	8.242281	-17.58%	5,466	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.550746	15.51%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.110672	21.11%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.377644	12.268517	7.83%	21,210	2009
	12.247679	11.377644	-7.10%	15,538	2008
	11.758213	12.247679	4.16%	16,368	2007
	11.204020	11.758213	4.95%	19,338	2006
	10.971215	11.204020	2.12%	18,207	2005
	10.605451	10.971215	3.45%	13,903	2004
	9.942704	10.605451	6.67%	9,648	2003
	10.000000	9.942704	-0.57%	3,201	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.560036	12.436081	17.77%	232,415	2009
	13.909352	10.560036	-24.08%	238,831	2008
	13.318307	13.909352	4.44%	287,607	2007
	12.099196	13.318307	10.08%	235,492	2006
	11.618642	12.099196	4.14%	181,878	2005
	10.730544	11.618642	8.28%	116,562	2004
	9.042222	10.730544	18.67%	64,587	2003
	10.000000	9.042222	-9.58%		2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.166666	12.501126	22.96%	222,675	2009
	14.990874	10.166666	-32.18%	227,178	2008
	14.287497	14.990874	4.92%	212,176	2007
	12.618444	14.287497	13.23%	192,156	2006
	11.921713	12.618444	5.84%	149,893	2005
	10.759274	11.921713	10.80%	105,623	2004
	8.594465	10.759274	25.19%	45,559	2003
	10.000000	8.594465	-14.06%		2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.047191	12.510267	13.24%	71,551	2009
	13.154760	11.047191	-16.02%	88,538	2008
	12.571989	13.154760	4.64%	62,840	2007
	11.729868	12.571989	7.18%	63,241	2006
	11.356507	11.729868	3.29%	71,071	2005
	10.721096	11.356507	5.93%	44,378	2004
	9.539048	10.721096	12.39%	23,369	2003
	10.000000	9.539048	-4.61%	3,337	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.673054	22.539123	35.18%	42,407	2009
	26.547341	16.673054	-37.20%	49,415	2008
	24.970222	26.547341	6.32%	55,570	2007
	22.986686	24.970222	8.63%	55,553	2006
	20.743589	22.986686	10.81%	49,544	2005
	18.132311	20.743589	14.40%	42,214	2004
	13.622624	18.132311	33.10%	28,406	2003
	16.271356	13.622624	-16.28%	15,741	2002
	16.679519	16.271356	-2.45%	10,194	2001
	14.645409	16.679519	13.89%	10,784	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.203522	12.068244	-1.11%	156,779	2009
	12.097060	12.203522	0.88%	187,610	2008
	11.678837	12.097060	3.58%	137,086	2007
	11.302306	11.678837	3.33%	103,483	2006
	11.136308	11.302306	1.49%	88,502	2005
	11.175193	11.136308	-0.35%	102,395	2004
	11.234913	11.175193	-0.53%	86,521	2003
	11.229574	11.234913	0.05%	106,761	2002
	10.965798	11.229574	2.41%	70,376	2001
	10.462170	10.965798	4.81%	35,947	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.109454	14.888534	22.95%	26,184	2009
	14.811446	12.109454	-18.24%	30,425	2008
	14.322312	14.811446	3.42%	35,280	2007
	13.819851	14.322312	3.64%	31,668	2006
	13.681913	13.819851	1.01%	31,211	2005
	12.992190	13.681913	5.31%	27,020	2004
	11.722912	12.992190	10.83%	17,355	2003
	11.062002	11.722912	5.97%	9,900	2002
	10.741462	11.062002	2.98%	6,834	2001
	10.284262	10.741462	4.45%	4,801	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.474169	34.74%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.093062	8.218933	34.89%	77,133	2009
	10.000000	6.093062	-39.07%	11,688	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.904701	15.279098	28.35%	16,747	2009
	22.441172	11.904701	-46.95%	21,395	2008
	22.057082	22.441172	1.74%	21,909	2007
	18.178088	22.057082	21.34%	21,348	2006
	16.410853	18.178088	10.77%	19,384	2005
	13.804740	16.410853	18.88%	9,724	2004
	10.000000	13.804740	38.05%	2,824	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.315495	8.101826	28.28%	18,169	2009
	10.000000	6.315495	-36.85%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.299706	7.934264	25.95%	209	2009
	10.000000	6.299706	-37.00%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.231294	7.830213	25.66%	140,055	2009
	10.000000	6.231294	-37.69%	4,408	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.705806	8.648417	28.97%	100,824	2009
	10.000000	6.705806	-32.94%	7,441	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.131786	11.505620	26.00%	18,979	2009
	17.241801	9.131786	-47.04%	19,931	2008
	15.893793	17.241801	8.48%	23,224	2007
	15.578606	15.893793	2.02%	26,975	2006
	14.579713	15.578606	6.85%	24,476	2005
	13.004630	14.579713	12.11%	22,426	2004
	9.798306	13.004630	32.72%	22,099	2003
	14.858644	9.798306	-34.06%	17,698	2002
	16.860140	14.858644	-11.87%	10,726	2001
	20.345317	16.860140	-17.13%	9,624	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.549644	26.886130	24.76%	36,895	2009
	32.131819	21.549644	-32.93%	41,179	2008
	34.914843	32.131819	-7.97%	46,199	2007
	30.112384	34.914843	15.95%	47,331	2006
	29.553543	30.112384	1.89%	45,432	2005
	25.488198	29.553543	15.95%	40,621	2004
	16.438351	25.488198	55.05%	34,065	2003
	22.831653	16.438351	-28.00%	27,654	2002
	18.006956	22.831653	26.79%	22,130	2001
	16.380692	18.006956	9.93%	17,256	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.414238	23.187571	33.15%	54,050	2009
	28.501641	17.414238	-38.90%	60,843	2008
	28.233079	28.501641	0.95%	66,045	2007
	25.491825	28.233079	10.75%	64,479	2006
	22.959559	25.491825	11.03%	54,587	2005
	19.514472	22.959559	17.65%	46,337	2004
	13.999555	19.514472	39.39%	32,394	2003
	17.131237	13.999555	-18.28%	28,087	2002
	18.577322	17.131237	-7.78%	23,236	2001
	17.256864	18.577322	7.65%	21,026	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.802384	10.971862	24.65%	114,486	2009
	15.236520	8.802384	-42.23%	144,977	2008
	14.248988	15.236520	6.93%	150,546	2007
	12.685521	14.248988	12.32%	161,403	2006
	11.943858	12.685521	6.21%	167,707	2005
	11.009243	11.943858	8.49%	184,674	2004
	8.734199	11.009243	26.05%	177,537	2003
	10.691229	8.734199	-18.31%	168,076	2002
	12.266207	10.691229	-12.84%	164,480	2001
	12.676933	12.266207	-3.24%	186,717	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.603068	7.246440	29.33%	128,544	2009
	10.000000	5.603068	-43.97%	1,771	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.866941	10.446897	5.88%	4,870	2009
	10.000000	9.866941	-1.33%	675	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.959566	29.60%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.934195	29.34%	9,087	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.447508	10.734303	27.07%	76,868	2009
	13.563070	8.447508	-37.72%	85,969	2008
	14.032808	13.563070	-3.35%	98,774	2007
	12.247557	14.032808	14.58%	86,975	2006
	11.884888	12.247557	3.05%	75,123	2005
	10.232526	11.884888	16.15%	38,680	2004
	7.875820	10.232526	29.92%	20,730	2003
	10.643778	7.875820	-26.01%	3,900	2002
	12.258057	10.643778	-13.17%	2,615	2001
	13.873607	12.258057	-11.64%	8,705	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.532128	15.045825	42.86%	106,113	2009
	19.556880	10.532128	-46.15%	118,023	2008
	17.333124	19.556880	12.83%	131,152	2007
	16.243171	17.333124	6.71%	137,483	2006
	15.634471	16.243171	3.89%	133,077	2005
	14.790435	15.634471	5.71%	132,601	2004
	11.426546	14.790435	29.44%	112,744	2003
	15.804639	11.426546	-27.70%	98,160	2002
	18.290036	15.804639	-13.59%	77,846	2001
	18.544459	18.290036	-1.37%	64,858	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.711763	18.934646	38.09%	71,962	2009
	23.194279	13.711763	-40.88%	81,939	2008
	22.067063	23.194279	5.11%	91,302	2007
	18.967927	22.067063	16.34%	83,603	2006
	16.781825	18.967927	13.03%	66,943	2005
	14.242986	16.781825	17.83%	42,664	2004
	10.000000	14.242986	42.43%	16,465	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.670472	11.979518	38.16%	14,001	2009
	14.665223	8.670472	-40.88%	15,341	2008
	13.954930	14.665223	5.09%	18,932	2007
	11.994723	13.954930	16.34%	20,786	2006
	10.615063	11.994723	13.00%	23,028	2005
	9.011599	10.615063	17.79%	24,850	2004
	6.374126	9.011599	41.38%	33,636	2003
	8.281465	6.374126	-23.03%	37,732	2002
	9.525016	8.281465	-13.06%	19,429	2001
	10.000000	9.525016	-4.75%	6,231	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.000278	2.506254	25.30%	384	2009
	9.586595	2.000278	-79.13%	1,454	2008
	10.000000	9.586595	-4.13%	83	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.191393	2.714612	23.88%	72	2009
	10.394627	2.191393	-78.92%	72	2008
	10.526915	10.394627	-1.26%	668	2007
	10.000000	10.526915	5.27%	273	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.671519	12.264481	26.81%	72,079	2009
	15.901541	9.671519	-39.18%	77,318	2008
	15.405998	15.901541	3.22%	81,268	2007
	13.548971	15.405998	13.71%	82,184	2006
	12.933232	13.548971	4.76%	72,273	2005
	11.952995	12.933232	8.20%	67,599	2004
	9.542333	11.952995	25.26%	61,480	2003
	11.888126	9.542333	-19.73%	49,174	2002
	13.387444	11.888126	-11.20%	36,289	2001
	14.845060	13.387444	-9.82%	37,590	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	6.011559	8.152745	35.62%	6,452	2009
	9.782119	6.011559	-38.55%	10,446	2008
	10.017743	9.782119	-2.35%	11,848	2007
	10.000000	10.017743	0.18%	7,602	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.953474	11.736436	31.08%	66,973	2009
	17.783866	8.953474	-49.65%	67,485	2008
	16.920420	17.783866	5.10%	70,472	2007
	16.625356	16.920420	1.77%	77,089	2006
	14.972502	16.625356	11.04%	78,121	2005
	12.645718	14.972502	18.40%	78,060	2004
	10.186018	12.645718	24.15%	76,327	2003
	14.270642	10.186018	-28.62%	68,719	2002
	21.006006	14.270642	-32.06%	55,971	2001
	23.939845	21.006006	-12.26%	74,162	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.881912	8.82%	252	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.961461	9.61%	6,780	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.193531	11.924954	16.99%	0	2009
	11.091221	10.193531	-8.09%	0	2008
	10.141328	11.091221	9.37%	0	2007
	10.000000	10.141328	1.41%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.561741	13.032053	12.72%	0	2009
	11.166001	11.561741	3.54%	0	2008
	10.388364	11.166001	7.49%	0	2007
	10.000000	10.388364	3.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.347117	9.915852	56.23%	0	2009
	11.318777	6.347117	-43.92%	0	2008
	11.013104	11.318777	2.78%	0	2007
	10.000000	11.013104	10.13%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.055306	9.276291	31.48%	0	2009
	11.591815	7.055306	-39.14%	0	2008
	11.406249	11.591815	1.63%	0	2007
	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.428630	7.725313	42.31%	0	2009
	9.147859	5.428630	-40.66%	0	2008
	10.332511	9.147859	-11.47%	0	2007
	10.000000	10.332511	3.33%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.314433	10.325228	24.18%	956	2009
	11.553835	8.314433	-28.04%	958	2008
	11.023401	11.553835	4.81%	0	2007
	10.000000	11.023401	10.23%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.055306	9.276291	31.48%	0	2009
	11.591815	7.055306	-39.14%	0	2008
	11.406249	11.591815	1.63%	0	2007
	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.395228	12.628451	70.76%	0	2009
	10.684493	7.395228	-30.79%	0	2008
	10.589657	10.684493	0.90%	0	2007
	10.000000	10.589657	5.90%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.156435	11.030887	54.14%	0	2009
	11.788402	7.156435	-39.29%	0	2008
	10.817313	11.788402	8.98%	0	2007
	10.000000	10.817313	8.17%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.663686	10.903247	42.27%	0	2009
	10.837871	7.663686	-29.29%	0	2008
	10.764449	10.837871	0.68%	0	2007
	10.000000	10.764449	7.64%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.641794	7.539731	33.64%	0	2009
	10.814772	5.641794	-47.83%	0	2008
	10.360638	10.814772	4.38%	0	2007
	10.000000	10.360638	3.61%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.250453	8.234893	31.75%	0	2009
	10.048206	6.250453	-37.80%	0	2008
	10.835513	10.048206	-7.27%	0	2007
	10.000000	10.835513	8.36%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.657058	9.330614	40.16%	4,865	2009
	11.743192	6.657058	-43.31%	7,122	2008
	10.561516	11.743192	11.19%	2,934	2007
	10.000000	10.561516	5.62%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.063369	8.745213	23.81%	17,429	2009
	11.211619	7.063369	-37.00%	18,100	2008
	11.009214	11.211619	1.84%	14,007	2007
	10.000000	11.009214	10.09%	6,633	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.641045	10.449346	8.38%	3,040	2009
	10.861617	9.641045	-11.24%	6,504	2008
	10.420412	10.861617	4.23%	7,885	2007
	10.000000	10.420412	4.20%	2,751	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.887028	35.894065	28.71%	766	2009
	33.180925	27.887028	-15.95%	2,679	2008
	31.510701	33.180925	5.30%	2,927	2007
	28.767313	31.510701	9.54%	3,165	2006
	25.924994	28.767313	10.96%	3,583	2005
	23.828896	25.924994	8.80%	3,956	2004
	18.852711	23.828896	26.40%	3,298	2003
	17.461708	18.852711	7.97%	2,315	2002
	16.045362	17.461708	8.83%	621	2001
	14.471756	16.045362	10.11%	654	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	10.010271	13.114039	31.01%	0	2009
	18.288061	10.010271	-45.26%	0	2008
	16.146209	18.288061	13.27%	0	2007
	13.052832	16.146209	23.70%	0	2006
	11.888377	13.052832	9.79%	0	2005
	10.245194	11.888377	16.04%	0	2004
	8.134101	10.245194	25.95%	0	2003
	10.000000	8.134101	-18.66%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.759965	22.697440	110.94%	5,194	2009
	30.881418	10.759965	-65.16%	5,987	2008
	22.710866	30.881418	35.98%	6,217	2007
	16.464941	22.710866	37.93%	7,630	2006
	12.631088	16.464941	30.35%	5,488	2005
	10.000000	12.631088	26.31%	2,832	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	21.638159	45.597634	110.73%	1,547	2009
	62.153612	21.638159	-65.19%	1,829	2008
	45.692872	62.153612	36.02%	2,392	2007
	33.136572	45.692872	37.89%	2,878	2006
	25.395192	33.136572	30.48%	3,975	2005
	20.406985	25.395192	24.44%	4,217	2004
	13.388854	20.406985	52.42%	5,371	2003
	13.949511	13.388854	-4.02%	4,818	2002
	14.373141	13.949511	-2.95%	3,458	2001
	25.010854	14.373141	-42.53%	3,299	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	27.559137	42.915980	55.72%	2,323	2009
	51.750299	27.559137	-46.75%	2,464	2008
	36.018604	51.750299	43.68%	2,584	2007
	29.268051	36.018604	23.06%	4,223	2006
	19.520708	29.268051	49.93%	4,918	2005
	15.896223	19.520708	22.80%	6,721	2004
	11.106735	15.896223	43.12%	7,222	2003
	11.563707	11.106735	-3.95%	2,034	2002
	13.063519	11.563707	-11.48%	566	2001
	11.862189	13.063519	10.13%	448	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.636206	27.478457	55.81%	7,991	2009
	33.099989	17.636206	-46.72%	10,137	2008
	23.042373	33.099989	43.65%	10,284	2007
	18.717058	23.042373	23.11%	14,755	2006
	12.488115	18.717058	49.88%	14,164	2005
	10.000000	12.488115	24.88%	2,996	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.100218	31.00%	2,674	2009*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.204371	8.744818	40.95%	0	2009
	10.000000	6.204371	-37.96%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.341243	12.349734	8.89%	3,778	2009
	11.664298	11.341243	-2.77%	3,642	2008
	10.782991	11.664298	8.17%	3,992	2007
	10.743070	10.782991	0.37%	3,514	2006
	10.705893	10.743070	0.35%	2,979	2005
	10.240855	10.705893	4.54%	2,809	2004
	10.000000	10.240855	2.41%	2,238	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.052611	11.729347	16.68%	11,884	2009
	15.554749	10.052611	-35.37%	12,575	2008
	15.755326	15.554749	-1.27%	11,924	2007
	13.618988	15.755326	15.69%	12,171	2006
	13.173845	13.618988	3.38%	9,846	2005
	11.800602	13.173845	11.64%	8,375	2004
	9.233496	11.800602	27.80%	6,834	2003
	11.591056	9.233496	-20.34%	3,328	2002
	12.802086	11.591056	-9.46%	2,057	2001
	14.495483	12.802086	-11.68%	4,960	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.815043	12.971540	32.16%	0	2009
	18.004862	9.815043	-45.49%	476	2008
	15.437238	18.004862	16.63%	527	2007
	12.496772	15.437238	23.53%	814	2006
	11.167883	12.496772	11.90%	883	2005
	9.835624	11.167883	13.55%	900	2004
	7.995327	9.835624	23.02%	1,042	2003
	10.162935	7.995327	-21.33%	2,746	2002
	14.524713	10.162935	-30.03%	2,588	2001
	17.674116	14.524713	-17.82%	3,715	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.981902	10.247605	28.39%	5,303	2009
	10.679075	7.981902	-25.26%	5,673	2008
	11.064576	10.679075	-3.48%	5,229	2007
	10.000000	11.064576	10.65%	54	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.019486	17.786839	18.43%	13,651	2009
	20.761269	15.019486	-27.66%	14,627	2008
	22.153132	20.761269	-6.28%	20,563	2007
	18.896571	22.153132	17.23%	18,623	2006
	18.208834	18.896571	3.78%	15,392	2005
	16.119499	18.208834	12.96%	12,703	2004
	12.651422	16.119499	27.41%	9,816	2003
	14.654697	12.651422	-13.67%	5,561	2002
	13.147862	14.654697	11.46%	2,789	2001
	11.263216	13.147862	16.73%	244	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.080182	20.80%	461	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.102183	1.02%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.013642	12.369464	23.53%	11,973	2009
	14.670723	10.013642	-31.74%	14,674	2008
	14.947780	14.670723	-1.85%	16,548	2007
	13.223234	14.947780	13.04%	22,173	2006
	12.480627	13.223234	5.95%	19,938	2005
	10.364013	12.480627	20.42%	14,823	2004
	7.613403	10.364013	36.13%	11,487	2003
	10.000000	7.613403	-23.87%	1,628	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.705099	10.182340	32.15%	2,259	2009
	11.892933	7.705099	-35.21%	2,472	2008
	11.168633	11.892933	6.49%	2,476	2007
	10.351504	11.168633	7.89%	3,123	2006
	10.111287	10.351504	2.38%	4,445	2005
	9.635655	10.111287	4.94%	4,352	2004
	7.739942	9.635655	24.49%	6,304	2003
	11.025487	7.739942	-29.80%	6,369	2002
	14.414394	11.025487	-23.51%	5,669	2001
	16.397708	14.414394	-12.10%	20,209	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.289668	11.595206	24.82%	25,899	2009
	14.958510	9.289668	-37.90%	30,737	2008
	14.385200	14.958510	3.99%	30,917	2007
	12.605780	14.385200	14.12%	31,127	2006
	12.186711	12.605780	3.44%	29,593	2005
	11.148445	12.186711	9.31%	27,120	2004
	8.790442	11.148445	26.82%	26,161	2003
	11.460136	8.790442	-23.30%	17,236	2002
	13.209188	11.460136	-13.24%	11,724	2001
	14.736468	13.209188	-10.36%	35,346	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.568422	12.797113	21.09%	4,796	2009
	15.183971	10.568422	-30.40%	4,817	2008
	14.346155	15.183971	5.84%	4,521	2007
	12.465876	14.346155	15.08%	4,756	2006
	12.087664	12.465876	3.13%	4,082	2005
	11.646776	12.087664	3.79%	3,461	2004
	9.728623	11.646776	19.72%	2,716	2003
	11.823034	9.728623	-17.71%	1,950	2002
	13.195948	11.823034	-10.40%	945	2001
	13.442893	13.195948	-1.84%	7,361	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.801405	15.232405	18.99%	15,765	2009
	13.975403	12.801405	-8.40%	16,508	2008
	13.423384	13.975403	4.11%	18,135	2007
	13.044103	13.423384	2.91%	21,823	2006
	13.033001	13.044103	0.09%	19,223	2005
	12.730457	13.033001	2.38%	17,382	2004
	12.313044	12.730457	3.39%	18,958	2003
	11.401464	12.313044	8.00%	10,120	2002
	10.684388	11.401464	6.71%	5,592	2001
	9.790385	10.684388	9.13%	90	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.358168	10.252378	22.66%	3,492	2009
	11.291189	8.358168	-25.98%	0	2008
	10.519576	11.291189	7.34%	0	2007
	10.000000	10.519576	5.20%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.625956	9.702572	27.23%	720	2009
	11.471058	7.625956	-33.52%	2,300	2008
	10.539579	11.471058	8.84%	727	2007
	10.000000	10.539579	5.40%	675	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.097840	9.214958	29.83%	15,116	2009
	11.601646	7.097840	-38.82%	294	2008
	10.559747	11.601646	9.87%	24	2007
	10.000000	10.559747	5.60%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.365134	17.914214	34.04%	42,910	2009
	23.573218	13.365134	-43.30%	39,148	2008
	20.305885	23.573218	16.09%	47,461	2007
	18.417343	20.305885	10.25%	41,576	2006
	15.952706	18.417343	15.45%	32,383	2005
	13.999044	15.952706	13.96%	21,735	2004
	11.039054	13.999044	26.81%	16,302	2003
	12.335838	11.039054	-10.51%	10,319	2002
	14.247834	12.335838	-13.42%	6,426	2001
	15.457984	14.247834	-7.83%	11,548	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.081720	8.867305	45.80%	5,267	2009
	13.500848	6.081720	-54.95%	3,570	2008
	9.383035	13.500848	43.89%	3,842	2007
	10.000000	9.383035	-6.17%	2,225	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.190835	13.092259	28.47%	39,619	2009
	18.002932	10.190835	-43.39%	39,255	2008
	17.968073	18.002932	0.19%	48,032	2007
	15.144659	17.968073	18.64%	41,700	2006
	14.493567	15.144659	4.49%	38,503	2005
	13.170455	14.493567	10.05%	31,733	2004
	10.236736	13.170455	28.66%	23,344	2003
	12.483021	10.236736	-17.99%	13,812	2002
	13.313013	12.483021	-6.23%	9,970	2001
	12.440601	13.313013	7.01%	15,803	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.583962	8.039293	43.97%	302	2009
	12.576778	5.583962	-55.60%	303	2008
	10.346265	12.576778	21.56%	512	2007
	9.944414	10.346265	4.04%	512	2006
	9.245533	9.944414	7.56%	513	2005
	8.740750	9.245533	5.78%	514	2004
	6.823011	8.740750	28.11%	515	2003
	8.844341	6.823011	-22.85%	457	2002
	10.463173	8.844341	-15.47%	367	2001
	12.785954	10.463173	-18.17%	1,320	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.372807	10.600829	26.61%	35,083	2009
	16.060924	8.372807	-47.87%	35,415	2008
	12.813873	16.060924	25.34%	34,797	2007
	12.151083	12.813873	5.45%	35,207	2006
	11.638000	12.151083	4.41%	36,372	2005
	11.407069	11.638000	2.02%	33,029	2004
	8.695091	11.407069	31.19%	28,668	2003
	12.608518	8.695091	-31.04%	20,977	2002
	15.512519	12.608518	-18.72%	16,500	2001
	17.653733	15.512519	-12.13%	19,961	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.563916	12.165048	42.05%	2,986	2009
	11.567096	8.563916	-25.96%	3,493	2008
	11.405362	11.567096	1.42%	3,546	2007
	10.382924	11.405362	9.85%	12,944	2006
	10.250064	10.382924	1.30%	13,386	2005
	9.477262	10.250064	8.15%	10,578	2004
	7.554754	9.477262	25.45%	9,199	2003
	7.379494	7.554754	2.37%	5,816	2002
	8.478210	7.379494	-12.96%	5,006	2001
	11.087928	8.478210	-23.54%	5,870	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.268321	10.335924	42.21%	6,942	2009
	9.806038	7.268321	-25.88%	5,699	2008
	10.000000	9.806038	-1.94%	5,438	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.674834	12.199820	14.29%	26,016	2009
	11.178437	10.674834	-4.51%	15,300	2008
	10.857668	11.178437	2.95%	16,736	2007
	10.536126	10.857668	3.05%	10,201	2006
	10.446445	10.536126	0.86%	4,884	2005
	10.135570	10.446445	3.07%	3,712	2004
	10.000000	10.135570	1.36%	927	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.725459	9.303679	38.34%	13,760	2009
	11.253265	6.725459	-40.24%	11,268	2008
	9.863182	11.253265	14.09%	14,410	2007
	10.000000	9.863182	-1.37%	13,537	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.850910	13.555045	24.92%	832	2009
	19.565247	10.850910	-44.54%	832	2008
	16.896770	19.565247	15.79%	858	2007
	14.499246	16.896770	16.54%	858	2006
	12.334722	14.499246	17.55%	927	2005
	11.000744	12.334722	12.13%	1,030	2004
	7.775040	11.000744	41.49%	1,031	2003
	9.879361	7.775040	-21.30%	1,036	2002
	12.702222	9.879361	-22.22%	1,116	2001
	15.900927	12.702222	-20.12%	2,497	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.794322	13.489945	24.97%	13,735	2009
	19.467718	10.794322	-44.55%	13,805	2008
	16.809880	19.467718	15.81%	12,951	2007
	14.424335	16.809880	16.54%	12,249	2006
	12.275838	14.424335	17.50%	11,043	2005
	10.947388	12.275838	12.13%	9,575	2004
	7.734738	10.947388	41.54%	6,210	2003
	10.000000	7.734738	-22.65%	3,482	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.656370	11.906264	55.51%	2,808	2009
	15.872344	7.656370	-51.76%	2,915	2008
	15.214228	15.872344	4.33%	2,100	2007
	13.252038	15.214228	14.81%	1,736	2006
	13.078442	13.252038	1.33%	1,352	2005
	11.612918	13.078442	12.62%	930	2004
	7.448995	11.612918	55.90%	390	2003
	10.000000	7.448995	-25.51%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.926819	10.619457	33.97%	5,675	2009
	11.405666	7.926819	-30.50%	5,192	2008
	11.126930	11.405666	2.51%	3,292	2007
	10.000000	11.126930	11.27%	1,440	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.487052	8.277889	27.61%	5,625	2009
	9.802409	6.487052	-33.82%	3,946	2008
	10.164026	9.802409	-3.56%	1,725	2007
	10.000000	10.164026	1.64%	803	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.602655	8.496860	28.69%	141	2009
	10.000000	6.602655	-33.97%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.347673	10.826778	70.56%	493	2009
	13.575240	6.347673	-53.24%	625	2008
	10.676971	13.575240	27.15%	825	2007
	10.000000	10.676971	6.77%	450	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.728574	14.557993	35.69%	0	2009
	18.169582	10.728574	-40.95%	0	2008
	15.883636	18.169582	14.39%	0	2007
	13.209799	15.883636	20.24%	0	2006
	12.101957	13.209799	9.15%	0	2005
	10.304201	12.101957	17.45%	0	2004
	7.868033	10.304201	30.96%	0	2003
	10.000000	7.868033	-21.32%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.297905	9.892389	35.55%	1,207	2009
	12.392141	7.297905	-41.11%	1,740	2008
	10.865204	12.392141	14.05%	819	2007
	10.000000	10.865204	8.65%	3,430	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.036200	14.113920	17.26%	13,022	2009
	11.470459	12.036200	4.93%	8,578	2008
	10.456863	11.470459	9.69%	9,661	2007
	10.000000	10.456863	4.57%	1,025	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	6.185696	7.377654	19.27%	0	2009
	10.912533	6.185696	-43.32%	0	2008
	9.885895	10.912533	10.38%	0	2007
	10.000000	9.885895	-1.14%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	5.755196	8.073745	40.29%	820	2009
	11.017691	5.755196	-47.76%	818	2008
	10.088107	11.017691	9.21%	746	2007
	10.000000	10.088107	0.88%	669	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.325488	10.501983	26.14%	0	2009
	11.805376	8.325488	-29.48%	0	2008
	10.683050	11.805376	10.51%	0	2007
	10.000000	10.683050	6.83%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.511587	8.461723	29.95%	0	2009
	11.906931	6.511587	-45.31%	0	2008
	12.759106	11.906931	-6.68%	0	2007
	10.000000	12.759106	27.59%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.616616	16.858284	33.62%	0	2009
	21.419228	12.616616	-41.10%	0	2008
	18.898897	21.419228	13.34%	0	2007
	14.916325	18.898897	26.70%	0	2006
	12.801831	14.916325	16.52%	0	2005
	10.448966	12.801831	22.52%	0	2004
	8.194331	10.448966	27.51%	0	2003
	10.000000	8.194331	-18.06%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.674192	21.835756	23.55%	1,049	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.441522	9.292757	44.26%	22,179	2009
	11.707458	6.441522	-44.98%	20,968	2008
	8.673028	11.707458	34.99%	14,631	2007
	8.044709	8.673028	7.81%	15,514	2006
	7.233815	8.044709	11.21%	15,779	2005
	6.206483	7.233815	16.55%	14,551	2004
	5.224689	6.206483	18.79%	13,997	2003
	6.290120	5.224689	-16.94%	13,974	2002
	8.145127	6.290120	-22.77%	10,306	2001
	10.000000	8.145127	-18.55%	7,710	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.039786	12.478522	55.21%	3,998	2009
	14.504483	8.039786	-44.57%	4,061	2008
	12.058365	14.504483	20.29%	4,167	2007
	11.306670	12.058365	6.65%	3,705	2006
	10.279283	11.306670	9.99%	3,378	2005
	10.317923	10.279283	-0.37%	2,807	2004
	7.097740	10.317923	45.37%	2,049	2003
	10.000000	7.097740	-29.02%	1,280	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.643381	4.097605	55.01%	462	2009
	4.775364	2.643381	-44.65%	464	2008
	3.971844	4.775364	20.23%	468	2007
	3.728118	3.971844	6.54%	469	2006
	3.382577	3.728118	10.22%	610	2005
	3.404379	3.382577	-0.64%	656	2004
	2.352398	3.404379	44.72%	1,138	2003
	4.030994	2.352398	-41.64%	1,145	2002
	6.509446	4.030994	-38.07%	3,993	2001
	10.000000	6.509446	-34.91%	8,534	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.639607	24.131758	76.92%	9,004	2009
	28.888141	13.639607	-52.78%	8,098	2008
	22.831314	28.888141	26.53%	7,196	2007
	15.752110	22.831314	44.94%	6,608	2006
	12.076286	15.752110	30.44%	4,299	2005
	10.296399	12.076286	17.29%	3.939	2004
	7.745526	10.296399	32.93%	2,849	2003
	10.000000	7.745526	-22.54%	1,474	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.977040	14.113259	76.92%	1,458	2009
	16.901767	7.977040	-52.80%	1,461	2008
	13.363752	16.901767	26.47%	1,541	2007
	9.224320	13.363752	44.88%	1,802	2006
	7.075935	9.224320	30.36%	1,922	2005
	6.034263	7.075935	17.26%	2,035	2004
	4.539769	6.034263	32.92%	3,411	2003
	6.189198	4.539769	-26.65%	3,704	2002
	8.181886	6.189198	-24.35%	4,403	2001
	10.000000	8.181886	-18.18%	9,133	2000*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.479322	11.865912	25.18%	1,430	2009
	14.364858	9.479322	-34.01%	1,433	2008
	14.192075	14.364858	1.22%	2,856	2007
	12.293683	14.192075	15.44%	2,925	2006
	11.393010	12.293683	7.91%	6,602	2005
	10.000000	11.393010	13.93%	1,184	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.820481	9.461369	20.98%	4,506	2009
	11.769084	7.820481	-33.55%	5,086	2008
	11.072036	11.769084	6.30%	2,553	2007
	10.000000	11.072036	10.72%	14	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.113768	10.204416	11.97%	2,981	2009
	10.655363	9.113768	-14.47%	3,396	2008
	10.294293	10.655363	3.51%	1,351	2007
	9.998849	10.294293	2.95%	1,107	2006
	9.975981	9.998849	0.23%	923	2005
	10.019076	9.975981	-0.43%	630	2004
	10.000000	10.019076	0.19%	25	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.783597	7.014399	21.28%	0	2009
	9.671730	5.783597	-40.20%	0	2008
	9.739699	9.671730	-0.70%	0	2007
	10.000000	9.739699	-2.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.519760	11.062852	29.85%	388	2009
	14.240089	8.519760	-40.17%	381	2008
	13.394228	14.240089	6.32%	1,313	2007
	11.922729	13.394228	12.34%	1,241	2006
	11.292761	11.922729	5.58%	466	2005
	10.000000	11.292761	12.93%	363	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.327368	13.27%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.463678	24.64%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.619334	9.290525	21.93%	1,443	2009
	10.981885	7.619334	-30.62%	1,472	2008
	10.472825	10.981885	4.86%	1,688	2007
	10.000000	10.472825	4.73%	1,681	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.471637	10.494946	10.80%	3,599	2009
	10.636755	9.471637	-10.95%	3,586	2008
	10.454871	10.636755	1.74%	169	2007
	10.000000	10.454871	4.55%	130	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.367390	10.307303	39.90%	9,009	2009
	12.152287	7.367390	-39.37%	8,306	2008
	10.755666	12.152287	12.98%	4,134	2007
	10.000000	10.755666	7.56%	2,140	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.264678	8.589921	37.12%	10,326	2009
	11.366340	6.264678	-44.88%	9,324	2008
	10.281776	11.366340	10.55%	7,859	2007
	10.000000	10.281776	2.82%	5,742	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.004590	7.753245	29.12%	3,098	2009
	9.812784	6.004590	-38.81%	3,090	2008
	10.000000	9.812784	-1.87%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.787009	15.559975	44.25%	428	2009
	15.161801	10.787009	-28.85%	428	2008
	14.880516	15.161801	1.89%	966	2007
	13.616913	14.880516	9.28%	967	2006
	13.461410	13.616913	1.16%	1,146	2005
	12.375393	13.461410	8.78%	1,163	2004
	10.244088	12.375393	20.81%	1,516	2003
	10.044539	10.244088	1.99%	1,188	2002
	9.755865	10.044539	2.96%	11	2001
	10.764664	9.755865	-9.37%	255	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.273481	11.940929	44.33%	2,166	2009
	11.646442	8.273481	-28.96%	2,550	2008
	11.426670	11.646442	1.92%	2,215	2007
	10.456788	11.426670	9.28%	548	2006
	10.000000	10.456788	4.57%	252	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.338511	10.687119	28.17%	0	2009
	15.645882	8.338511	-46.70%	0	2008
	12.455693	15.645882	25.61%	0	2007
	9.481057	12.455693	31.37%	0	2006
	7.369528	9.481057	28.65%	0	2005
	6.531881	7.369528	12.82%	0	2004
	4.874649	6.531881	34.00%	0	2003
	6.500996	4.874649	-25.02%	0	2002
	9.222891	6.500996	-29.51%	37	2001
	10.000000	9.222891	-7.77%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.284846	17.019966	28.12%	5,573	2009
	24.919078	13.284846	-46.69%	5,160	2008
	19.837629	24.919078	25.62%	2,306	2007
	15.101683	19.837629	31.36%	1,734	2006
	11.741561	15.101683	28.62%	380	2005
	10.392529	11.741561	12.98%	216	2004
	7.772433	10.392529	33.71%	1	2003
	10.000000	7.772433	-22.28%	1	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.723883	13.244440	23.50%	728	2009
	19.501770	10.723883	-45.01%	729	2008
	16.463710	19.501770	18.45%	729	2007
	13.237138	16.463710	24.38%	729	2006
	11.226453	13.237138	17.91%	745	2005
	9.823812	11.226453	14.28%	746	2004
	7.307866	9.823812	34.43%	746	2003
	9.913802	7.307866	-26.29%	671	2002
	12.359900	9.913802	-19.79%	163	2001
	14.267173	12.359900	-13.37%	794	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.820780	18.303440	23.50%	1,543	2009
	26.944986	14.820780	-45.00%	1,664	2008
	22.739391	26.944986	18.49%	1,579	2007
	18.293047	22.739391	24.31%	1,352	2006
	15.514347	18.293047	17.91%	1,124	2005
	13.575979	15.514347	14.28%	492	2004
	10.000000	13.575979	35.76%	302	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.140642	7.768792	51.12%	12,862	2009
	10.000000	5.140642	-48.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.128718	7.964638	29.96%	2,191	2009
	10.000000	6.128718	-38.71%	2,113	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.361474	8.120150	27.65%	987	2009
	10.000000	6.361474	-36.39%	403	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.924860	9.381701	18.38%	0	2009
	10.000000	7.924860	-20.75%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.202203	8.835230	22.67%	0	2009
	10.000000	7.202203	-27.98%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.075933	10.134560	11.66%	0	2009
	10.000000	9.075933	-9.24%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.560267	9.108906	20.48%	0	2009
	10.000000	7.560267	-24.40%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.838895	8.552690	25.06%	28	2009
	10.000000	6.838895	-31.61%	28	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.305104	9.656186	16.27%	0	2009
	10.000000	8.305104	-16.95%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.865476	10.603308	7.48%	344	2009
	10.000000	9.865476	-1.35%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.849433	11.330708	15.04%	0	2009
	10.000000	9.849433	-1.51%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.104539	22.758326	61.35%	0	2009
	33.799667	14.104539	-58.27%	0	2008
	23.500696	33.799667	43.82%	0	2007
	17.397252	23.500696	35.08%	0	2006
	13.275190	17.397252	31.05%	0	2005
	11.128016	13.275190	19.30%	0	2004
	6.815122	11.128016	63.28%	0	2003
	8.137235	6.815122	-16.25%	0	2002
	8.686950	8.137235	-6.33%	0	2001
	10.000000	8.686950	-13.13%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.507825	25.048732	61.52%	6,017	2009
	37.222183	15.507825	-58.34%	5,774	2008
	25.885813	37.222183	43.79%	5,701	2007
	19.173227	25.885813	35.01%	3,969	2006
	14.628417	19.173227	31.07%	2,006	2005
	12.261030	14.628417	19.31%	1,193	2004
	7.511024	12.261030	63.24%	136	2003
	10.000000	7.511024	-24.89%	32	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.304243	15.527093	1.46%	19,630	2009
	14.380053	15.304243	6.43%	20,765	2008
	13.583305	14.380053	5.87%	22,160	2007
	13.303332	13.583305	2.10%	22,855	2006
	13.038934	13.303332	2.03%	21,792	2005
	12.780385	13.038934	2.02%	19,831	2004
	12.681945	12.780385	0.78%	16,761	2003
	11.565612	12.681945	9.65%	12,656	2002
	10.914977	11.565612	5.96%	8,351	2001
	9.816007	10.914977	11.20%	7,814	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.126544	6.760382	31.87%	4,911	2009
	8.465669	5.126544	-39.44%	5,283	2008
	7.168076	8.465669	18.10%	4,966	2007
	6.833425	7.168076	4.90%	5,027	2006
	6.494037	6.833425	5.23%	5,433	2005
	6.077202	6.494037	6.86%	5,973	2004
	4.633836	6.077202	31.15%	5,622	2003
	6.580071	4.633836	-29.58%	5,409	2002
	9.268169	6.580071	-29.00%	7,170	2001
	12.767993	9.268169	-27.41%	8,360	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.608175	8.396757	27.07%	70	2009
	11.752968	6.608175	-43.77%	164	2008
	10.875421	11.752968	8.07%	9	2007
	10.000000	10.875421	8.75%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.725789	12.223295	25.68%	58,195	2009
	15.586769	9.725789	-37.60%	62,390	2008
	14.889933	15.586769	4.68%	44,367	2007
	12.895102	14.889933	15.47%	27,808	2006
	12.092189	12.895102	6.64%	14,156	2005
	10.733522	12.092189	12.66%	4,836	2004
	8.238400	10.733522	30.29%	3,480	2003
	10.000000	8.238400	-17.62%	1,433	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.546847	15.47%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.337840	12.219414	7.78%	2,660	2009
	12.211001	11.337840	-7.15%	2,655	2008
	11.728967	12.211001	4.11%	47	2007
	11.181789	11.728967	4.89%	47	2006
	10.954966	11.181789	2.07%	44	2005
	10.595099	10.954966	3.40%	44	2004
	9.938018	10.595099	6.61%	42	2003
	10.000000	9.938018	-0.62%	124	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.523064	12.386263	17.71%	41,333	2009
	13.867663	10.523064	-24.12%	59,143	2008
	13.285144	13.867663	4.38%	60,546	2007
	12.075166	13.285144	10.02%	56,009	2006
	11.601416	12.075166	4.08%	52,345	2005
	10.720050	11.601416	8.22%	41,379	2004
	9.037949	10.720050	18.61%	27,184	2003
	10.000000	9.037949	-9.62%	7,931	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.131069	12.451067	22.90%	55,468	2009
	14.945964	10.131069	-32.22%	62,669	2008
	14.251945	14.945964	4.87%	54,560	2007
	12.593401	14.251945	13.17%	42,996	2006
	11.904051	12.593401	5.79%	28,878	2005
	10.748772	11.904051	10.75%	12,249	2004
	8.590418	10.748772	25.13%	4,592	2003
	10.000000	8.590418	-14.10%	1,220	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.008504	12.460165	13.19%	13,167	2009
	13.115336	11.008504	-16.06%	12,549	2008
	12.540694	13.115336	4.58%	13,535	2007
	11.706575	12.540694	7.13%	15,968	2006
	11.339678	11.706575	3.24%	15,294	2005
	10.710627	11.339678	5.87%	14,613	2004
	9.534557	10.710627	12.33%	914	2003
	10.000000	9.534557	-4.65%	156	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.596330	22.424067	35.11%	12,081	2009
	26.438587	16.596330	-37.23%	15,440	2008
	24.880577	26.438587	6.26%	19,361	2007
	22.915733	24.880577	8.57%	19,796	2006
	20.689986	22.915733	10.76%	16,782	2005
	18.094597	20.689986	14.34%	12,762	2004
	13.601153	18.094597	33.04%	9,587	2003
	16.253946	13.601153	-16.32%	4,952	2002
	16.670157	16.253946	-2.50%	1,560	2001
	14.644558	16.670157	13.83%	194	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.179942	12.038832	-1.16%	23,104	2009
	12.079795	12.179942	0.83%	42,941	2008
	11.668105	12.079795	3.53%	36,988	2007
	11.297619	11.668105	3.28%	22,588	2006
	11.137309	11.297619	1.44%	20,270	2005
	11.181852	11.137309	-0.40%	19,504	2004
	11.247296	11.181852	-0.58%	15,932	2003
	11.247642	11.247296	0.00%	15,671	2002
	10.989031	11.247642	2.35%	11,696	2001
	10.489614	10.989031	4.76%	1,080	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.319676	15.139348	22.89%	3,431	2009
	15.076201	12.319676	-18.28%	3,713	2008
	14.585737	15.076201	3.36%	5,936	2007
	14.081135	14.585737	3.58%	5,870	2006
	13.947624	14.081135	0.96%	5,405	2005
	13.251194	13.947624	5.26%	5,360	2004
	11.962673	13.251194	10.77%	5,117	2003
	11.293959	11.962673	5.92%	4,722	2002
	10.972282	11.293959	2.93%	2,086	2001
	10.510552	10.972282	4.39%	54	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.469612	34.70%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.091001	8.212008	34.82%	11,722	2009
	10.000000	6.091001	-39.09%	2,277	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.870601	15.227625	28.28%	7,484	2009
	22.388260	11.870601	-46.98%	6,947	2008
	22.016277	22.388260	1.69%	8,910	2007
	18.153613	22.016277	21.28%	4,109	2006
	16.397022	18.153613	10.71%	2,544	2005
	13.800078	16.397022	18.82%	402	2004
	10.000000	13.800078	38.00%	12	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.313352	8.094976	28.22%	10,347	2009
	10.000000	6.313352	-36.87%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.297572	7.927560	25.88%	0	2009
	10.000000	6.297572	-37.02%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.229179	7.823609	25.60%	36,245	2009
	10.000000	6.229179	-37.71%	651	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.703532	8.641112	28.90%	19,036	2009
	10.000000	6.703532	-32.96%	1,508	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.087220	11.443667	25.93%	6,524	2009
	17.166371	9.087220	-47.06%	6,668	2008
	15.832320	17.166371	8.43%	6,029	2007
	15.526190	15.832320	1.97%	5,512	2006
	14.537994	15.526190	6.80%	4,869	2005
	12.973972	14.537994	12.06%	4,057	2004
	9.780139	12.973972	32.66%	3,918	2003
	14.838618	9.780139	-34.09%	2,899	2002
	16.846010	14.838618	11.92%	2,123	2001
	20.338511	16.846010	-17.17%	867	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.818097	25.960286	24.70%	5,726	2009
	31.056789	20.818097	-32.97%	6,153	2008
	33.763890	31.056789	-8.02%	7,011	2007
	29.134444	33.763890	15.89%	6,352	2006
	28.608182	29.134444	1.84%	5,641	2005
	24.685368	28.608182	15.89%	4,292	2004
	15.928613	24.685368	54.98%	3,246	2003
	22.134881	15.928613	-28.04%	1,637	2002
	17.466310	22.134881	26.73%	550	2001
	15.896867	17.466310	9.87%	2,393	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.176615	22.859607	33.09%	8,711	2009
	28.126986	17.176615	-38.93%	9,021	2008
	27.876127	28.126986	0.90%	13,503	2007
	25.182239	27.876127	10.70%	11,122	2006
	22.692159	25.182239	10.97%	8,676	2005
	19.296948	22.692159	17.59%	5,055	2004
	13.850506	19.296948	39.32%	2,750	2003
	16.957444	13.850506	-18.32%	2,323	2002
	18.398225	16.957444	-7.83%	982	2001
	17.099098	18.398225	7.60%	1,578	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.741250	10.890161	24.58%	33,046	2009
	15.138387	8.741250	-42.26%	33,053	2008
	14.164409	15.138387	6.88%	29,844	2007
	12.616582	14.164409	12.27%	30,885	2006
	11.884933	12.616582	6.16%	31,012	2005
	10.960481	11.884933	8.43%	28,853	2004
	8.699902	10.960481	25.98%	25,169	2003
	10.654646	8.699902	-18.35%	20,704	2002
	12.230458	10.654646	-12.88%	19,568	2001
	12.646339	12.230458	-3.29%	21.915	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.601154	7.240299	29.26%	38,192	2009

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.863610	10.438093	5.82%	3,759	2009
	10.000000	9.863610	-1.36%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.955200	29.55%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.929827	29.30%	1,853	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.463794	10.749552	27.01%	24,760	2009
	13.596107	8.463794	-37.75%	25,448	2008
	14.074146	13.596107	-3.40%	31,323	2007
	12.289836	14.074146	14.52%	27,349	2006
	11.931935	12.289836	3.00%	26,106	2005
	10.278230	11.931935	16.09%	20,389	2004
	7.914998	10.278230	29.86%	16,694	2003
	10.702140	7.914998	-26.04%	6,649	2002
	12.331560	10.702140	-13.21%	695	2001
	13.963829	12.331560	-11.69%	864	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.090864	14.408162	42.78%	15,307	2009
	18.747026	10.090864	-46.17%	15,524	2008
	16.623801	18.747026	12.77%	20,996	2007
	15.586311	16.623801	6.66%	20,189	2006
	15.009784	15.586311	3.84%	19,680	2005
	14.206657	15.009784	5.65%	15,875	2004
	10.981083	14.206657	29.37%	12,482	2003
	15.196200	10.981083	-27.74%	9,306	2002
	17.594890	15.196200	-13.63%	6,046	2001
	17.848621	17.594890	-1.42%	6,301	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.672499	18.870882	38.02%	19,982	2009
	23.139603	13.672499	-40.91%	22,089	2008
	22.026248	23.139603	5.05%	36,947	2007
	18.942389	22.026248	16.28%	31,190	2006
	16.767687	18.942389	12.97%	25,893	2005
	14.238187	16.767687	17.77%	16,358	2004
	10.000000	14.238187	42.38%	7,667	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.632507	11.921033	38.09%	3,168	2009
	14.608429	8.632507	-40.91%	3,223	2008
	13.907967	14.608429	5.04%	3,450	2007
	11.960386	13.907967	16.28%	3,780	2006
	10.590024	11.960386	12.94%	3,910	2005
	8.994884	10.590024	17.73%	4,355	2004
	6.365520	8.994884	41.31%	5,662	2003
	8.274485	6.365520	-23.07%	5,358	2002
	9.521827	8.274485	-13.10%	998	2001
	10.000000	9.521827	-4.78%	251	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.998588	2.502869	25.23%	0	2009
	9.583349	1.998588	-79.15%	0	2008
	10.000000	9.583349	-4.17%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.188435	2.709588	23.81%	0	2009
	10.385859	2.188435	-78.93%	0	2008
	10.523389	10.385859	-1.31%	0	2007
	10.000000	10.523389	5.23%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.474608	12.008692	26.75%	13,435	2009
	15.585693	9.474608	-39.21%	14,438	2008
	15.107682	15.585693	3.16%	16,675	2007
	13.293323	15.107682	13.65%	15,669	2006
	12.695602	13.293323	4.71%	13,359	2005
	11.739303	12.695602	8.15%	11,474	2004
	9.376475	11.739303	25.20%	9,369	2003
	11.687410	9.376475	-19.77%	6,675	2002
	13.168121	11.687410	-11.24%	4,691	2001
	14.609212	13.168121	-9.86%	4,492	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	6.003438	8.137614	35.55%	1,233	2009
	9.773861	6.003438	-38.58%	2,325	2008
	10.014381	9.773861	-2.40%	1,763	2007
	10.000000	10.014381	0.14%	1,198	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.753721	11.468790	31.02%	8,087	2009
	17.395944	8.753721	-49.68%	8,427	2008
	16.559762	17.395944	5.05%	7,391	2007
	16.279198	16.559762	1.72%	9,333	2006
	14.668150	16.279198	10.98%	8,574	2005
	12.394931	14.668150	18.34%	7,051	2004
	9.989064	12.394931	24.09%	5,727	2003
	14.001802	9.989064	-28.66%	3,153	2002
	20.620784	14.001802	-32.10%	2,627	2001
	23.512658	20.620784	-12.30%	4,867	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.878232	8.78%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.957755	9.58%	350	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.180199	11.903332	16.93%	0	2009
	11.082321	10.180199	-8.14%	0	2008
	10.138350	11.082321	9.31%	0	2007
	10.000000	10.138350	1.38%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.546625	13.008435	12.66%	0	2009
	11.157043	11.546625	3.49%	0	2008
	10.385312	11.157043	7.43%	0	2007
	10.000000	10.385312	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.338874	9.897973	56.15%	0	2009
	11.309817	6.338874	-43.95%	0	2008
	11.009999	11.309817	2.72%	0	2007
	10.000000	11.009999	10.10%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.608140	8.999893	18.29%	0	2009
	12.498196	7.608140	-39.13%	0	2008
	11.618503	12.498196	7.57%	0	2007
	10.000000	11.618503	16.19%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.421591	7.711382	42.23%	0	2009
	9.140620	5.421591	-40.69%	0	2008
	10.329601	9.140620	-11.51%	0	2007
	10.000000	10.329601	3.30%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.303672	10.306644	24.12%	0	2009
	11.544721	8.303672	-28.07%	0	2008
	11.020304	11.544721	4.76%	0	2007
	10.000000	11.020304	10.20%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.046167	9.259588	31.41%	0	2009
	11.582675	7.046167	-39.17%	0	2008
	11.403056	11.582675	1.58%	0	2007
	10.000000	11.403056	14.03%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.385647	12.605713	70.68%	0	2009
	10.676057	7.385647	-30.82%	0	2008
	10.586683	10.676057	0.84%	0	2007
	10.000000	10.586683	5.87%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.147164	11.011026	54.06%	0	2009
	11.779101	7.147164	-39.32%	0	2008
	10.814274	11.779101	8.92%	0	2007
	10.000000	10.814274	8.14%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.653752	10.883613	42.20%	0	2009
	10.829314	7.653752	-29.32%	0	2008
	10.761427	10.829314	0.63%	0	2007
	10.000000	10.761427	7.61%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.634475	7.526143	33.57%	0	2009
	10.806233	5.634475	-47.86%	0	2008
	10.357726	10.806233	4.33%	0	2007
	10.000000	10.357726	3.58%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.242362	8.220088	31.68%	0	2009
	10.040272	6.242362	-37.83%	0	2008
	10.832470	10.040272	-7.31%	0	2007
	10.000000	10.832470	8.32%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.648071	9.313312	40.09%	3,224	2009
	11.733290	6.648071	-43.34%	1,322	2008
	10.557976	11.733290	11.13%	226	2007
	10.000000	10.557976	5.58%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.053828	8.728985	23.75%	4,741	2009
	11.202172	7.053828	-37.03%	3,817	2008
	11.005533	11.202172	1.79%	2,773	2007
	10.000000	11.005533	10.06%	2,199	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.628030	10.429972	8.33%	2,132	2009
	10.852448	9.628030	-11.28%	2,988	2008
	10.416914	10.852448	4.18%	1,726	2007
	10.000000	10.416914	4.17%	1,257	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.761196	35.714045	28.65%	421	2009
	33.047924	27.761196	-16.00%	421	2008
	31.400371	33.047924	5.25%	421	2007
	28.681058	31.400371	9.48%	422	2006
	25.860301	28.681058	10.91%	422	2005
	23.781464	25.860301	8.74%	522	2004
	18.824701	23.781464	26.33%	1,029	2003
	17.444590	18.824701	7.91%	177	2002
	16.037786	17.444590	8.77%	0	2001
	14.572201	16.037786	10.06%	3	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.976561	13.063269	30.94%	0	2009
	18.235716	9.976561	-45.29%	0	2008
	16.108182	18.235716	13.21%	0	2007
	13.028664	16.108182	23.64%	0	2006
	11.872350	13.028664	9.74%	0	2005
	10.236551	11.872350	15.98%	0	2004
	8.131339	10.236551	25.89%	0	2003
	10.000000	8.131339	-18.69%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.734599	22.632505	110.84%	576	2009
	30.824302	10.734599	-65.17%	513	2008
	22.680384	30.824302	35.91%	389	2007
	16.451145	22.680384	37.87%	318	2006
	12.626866	16.451145	30.29%	335	2005
	10.000000	12.626866	26.27%	289	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	20.624175	43.438941	110.62%	156	2009
	59.271173	20.624175	-65.20%	156	2008
	43.595964	59.271173	35.96%	156	2007
	31.631833	43.595964	37.82%	156	2006
	24.254218	31.631833	30.42%	156	2005
	19.499977	24.254218	24.38%	156	2004
	12.800242	19.499977	52.34%	424	2003
	13.343009	12.800242	-4.07%	306	2002
	13.755231	13.343009	-3.00%	114	2001
	23.947713	13.755231	-42.56%	64	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	29.255507	45.534579	55.64%	0	2009
	54.963626	29.255507	-46.77%	0	2008
	38.274579	54.963626	43.60%	8	2007
	31.116907	38.274579	23.00%	8	2006
	20.764275	31.116907	49.86%	8	2005
	16.917457	20.764275	22.74%	8	2004
	11.826254	16.917457	43.05%	8	2003
	12.319065	11.826254	-4.00%	8	2002
	13.923943	12.319065	-11.53%	32	2001
	12.649846	13.923943	10.07%	32	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.594660	27.399871	55.73%	0	2009
	33.038793	17.594660	-46.75%	59	2008
	23.011470	33.038793	43.58%	59	2007
	18.701377	23.011470	23.05%	0	2006
	12.483933	18.701377	49.80%	0	2005
	10.000000	12.483933	24.84%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.095791	30.96%	784	2009*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.495046	13.376095	40.87%	0	2009
	14.965038	9.495046	-36.55%	226	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.308735	12.308103	8.84%	6,785	2009
	11.636753	11.308735	-2.82%	7,227	2008
	10.763004	11.636753	8.12%	0	2007
	10.728572	10.763004	0.32%	4,713	2006
	10.696844	10.728572	0.30%	4,710	2005
	10.237378	10.696844	4.49%	3,653	2004
	10.000000	10.237378	2.37%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.000143	11.662225	16.62%	2,986	2009
	15.481418	10.000143	-35.41%	3,336	2008
	15.689047	15.481418	-1.32%	0	2007
	13.568544	15.689047	15.63%	4,574	2006
	13.131678	13.568544	3.33%	3,652	2005
	11.768787	13.131678	11.58%	1,478	2004
	9.213262	11.768787	27.74%	1,535	2003
	11.571520	9.213262	-20.38%	1,292	2002
	12.787029	11.571520	-9.51%	2,803	2001
	14.485724	12.787029	-11.73%	6,678	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.763830	12.897322	32.09%	0	2009
	17.920014	9.763830	-45.51%	64	2008
	15.372314	17.920014	16.57%	0	2007
	12.450501	15.372314	23.47%	64	2006
	11.132159	12.450501	11.84%	205	2005
	9.809129	11.132159	13.49%	206	2004
	7.977821	9.809129	22.95%	255	2003
	10.145818	7.977821	-21.37%	257	2002
	14.507647	10.145818	-30.07%	673	2001
	17.662250	14.507647	-17.86%	1,003	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.971125	10.228588	28.32%	1,644	2009
	10.670055	7.971125	-25.29%	1,898	2008
	11.060864	10.670055	-3.53%	0	2007
	10.000000	11.060864	10.61%	1,117	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.941148	17.685118	18.37%	5,363	2009
	20.663458	14.941148	-27.69%	5,947	2008
	22.059989	20.663458	-6.33%	7,366	2007
	18.826617	22.059989	17.17%	7,100	2006
	18.150582	18.826617	3.72%	6,765	2005
	16.076066	18.150582	12.90%	4,461	2004
	12.623723	16.076066	27.35%	2,488	2003
	14.630021	12.623723	-13.71%	2,157	2002
	13.132406	14.630021	11.40%	1,011	2001
	11.255628	13.132406	16.67%	431	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.076097	20.76%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.101906	1.02%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.979863	12.321501	23.46%	5,719	2009
	14.628661	9.979863	-31.78%	4,290	2008
	14.912520	14.628661	-1.90%	0	2007
	13.198697	14.912520	12.98%	2,807	2006
	12.463747	13.198697	5.90%	1,673	2005
	10.355238	12.463747	20.36%	130	2004
	7.610820	10.355238	36.06%	71	2003
	10.000000	7.610820	-23.89%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.664898	10.124093	32.08%	3,794	2009
	11.836884	7.664898	-35.25%	3,998	2008
	11.121665	11.836884	6.43%	0	2007
	10.313177	11.121665	7.84%	4,998	2006
	10.078937	10.313177	2.32%	4,046	2005
	9.609681	10.078937	4.88%	3,461	2004
	7.722981	9.609681	24.43%	3,169	2003
	11.006915	7.722981	-29.84%	3,044	2002
	14.397461	11.006915	-23.55%	3,370	2001
	16.386683	14.397461	-12.14%	16,017	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.241214	11.528882	24.76%	50,843	2009
	14.888051	9.241214	-37.93%	48,183	2008
	14.324729	14.888051	3.93%	187	2007
	12.559128	14.324729	14.06%	34,529	2006
	12.147726	12.559128	3.39%	34,055	2005
	11.118412	12.147726	9.26%	27,379	2004
	8.771190	11.118412	26.76%	19,565	2003
	11.440825	8.771190	-23.33%	7,448	2002
	13.193664	11.440825	-13.29%	5,291	2001
	14.726559	13.193664	-10.41%	49,636	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.513296	12.723920	21.03%	2,111	2009
	15.112442	10.513296	-30.43%	1,793	2008
	14.285838	15.112442	5.79%	9,309	2007
	12.419725	14.285838	15.03%	1,446	2006
	12.049000	12.419725	3.08%	2,444	2005
	11.615394	12.049000	3.73%	1,929	2004
	9.707308	11.615394	19.66%	832	2003
	11.803122	9.707308	-17.76%	668	2002
	13.180436	11.803122	-10.45%	535	2001
	13.433832	13.180436	-1.89%	6,698	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.738951	15.150425	18.93%	6,114	2009
	13.914256	12.738951	-8.45%	6,666	2008
	13.371467	13.914256	4.06%	17,658	2007
	13.000205	13.371467	2.86%	9,396	2006
	12.995693	13.000205	0.03%	7,274	2005
	12.700446	12.995693	2.32%	5,854	2004
	12.290233	12.700446	3.34%	4,933	2003
	11.386105	12.290233	7.94%	2,887	2002
	10.675429	11.386105	6.66%	2,130	2001
	9.787093	10.675429	9.08%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.346893	10.233376	22.60%	0	2009
	11.281660	8.346893	-26.01%	802	2008
	10.516049	11.281660	7.28%	10,873	2007
	10.000000	10.516049	5.16%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.615645	9.684552	27.17%	3,386	2009
	11.461372	7.615645	-33.55%	5,749	2008
	10.536046	11.461372	8.78%	2,861	2007
	10.000000	10.536046	5.36%	4,027	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.088246	9.197845	29.76%	4,814	2009
	11.591849	7.088246	-38.85%	4,184	2008
	10.556199	11.591849	9.81%	0	2007
	10.000000	10.556199	5.56%	110	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.295440	17.811784	33.97%	41,761	2009
	23.462203	13.295440	-43.33%	43,212	2008
	20.220546	23.462203	16.03%	37,428	2007
	18.349198	20.220546	10.20%	22,830	2006
	15.901687	18.349198	15.39%	9,484	2005
	13.961332	15.901687	13.90%	5,885	2004
	11.014882	13.961332	26.75%	4,658	2003
	12.315058	11.014882	-10.56%	3,625	2002
	14.231074	12.315058	-13.46%	2,729	2001
	15.447579	14.231074	-7.88%	9,433	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.073480	8.850802	45.73%	0	2009
	13.489422	6.073480	-54.98%	0	2008
	9.379869	13.489422	43.81%	0	2007
	10.000000	9.379869	-6.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.137667	13.017361	28.41%	6,632	2009
	17.918117	10.137667	-43.42%	7,376	2008
	17.892525	17.918117	0.14%	0	2007
	15.088589	17.892525	18.58%	7,147	2006
	14.447194	15.088589	4.44%	5,841	2005
	13.134952	14.447194	9.99%	5,586	2004
	10.214304	13.134952	28.59%	2,858	2003
	12.462000	10.214304	-18.04%	1,738	2002
	13.297371	12.462000	-6.28%	409	2001
	12.432231	13.297371	6.96%	13,086	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.554807	7.993274	43.90%	452	2009
	12.517484	5.554807	-55.62%	457	2008
	10.302731	12.517484	21.50%	0	2007
	9.907573	10.302731	3.99%	451	2006
	9.215932	9.907573	7.50%	776	2005
	8.717183	9.215932	5.72%	779	2004
	6.808058	8.717183	28.04%	851	2003
	8.829438	6.808058	-22.89%	852	2002
	10.450878	8.829438	-15.51%	1,240	2001
	12.777351	10.450878	-18.21%	1,454	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.329103	10.540147	26.55%	5,094	2009
	15.985215	8.329103	-47.89%	6,181	2008
	12.759957	15.985215	25.28%	0	2007
	12.106070	12.759957	5.40%	7,146	2006
	11.600743	12.106070	4.36%	7,019	2005
	11.376316	11.600743	1.97%	5,866	2004
	8.676036	11.376316	31.12%	3,262	2003
	12.587267	8.676036	-31.07%	7,401	2002
	15.494279	12.587267	-18.76%	7,064	2001
	17.641868	15.494279	-12.17%	13,369	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.519187	12.095392	41.98%	5,140	2009
	11.512518	8.519187	-26.00%	5,141	2008
	11.357330	11.512518	1.37%	0	2007
	10.344409	11.357330	9.79%	7,688	2006
	10.217205	10.344409	1.24%	7,046	2005
	9.451656	10.217205	8.10%	5,303	2004
	7.538157	9.451656	25.38%	2,049	2003
	7.367024	7.538157	2.32%	4,491	2002
	8.468211	7.367024	-13.00%	7,918	2001
	11.080460	8.468211	-23.58%	3,610	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.262190	10.321979	42.13%	975	2009
	9.802731	7.262190	-25.92%	741	2008
	10.000000	9.802731	-1.97%	509	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.644234	12.158698	14.23%	9,770	2009
	11.152038	10.644234	-4.55%	10,668	2008
	10.837555	11.152038	2.90%	0	2007
	10.521925	10.837555	3.00%	7,408	2006
	10.437626	10.521925	0.81%	7,586	2005
	10.132142	10.437626	3.01%	2,930	2004
	10.000000	10.132142	1.32%	329	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.716375	9.286425	38.27%	6,830	2009
	11.243766	6.716375	-40.27%	7,272	2008
	9.859873	11.243766	14.04%	0	2007
	10.000000	9.859873	-1.40%	4,536	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.794322	13.477523	24.86%	154	2009
	19.473097	10.794322	-44.57%	155	2008
	16.825747	19.473097	15.73%	315	2007
	14.445584	16.825747	16.48%	315	2006
	12.295261	14.445584	17.49%	316	2005
	10.971102	12.295261	12.07%	316	2004
	7.757996	10.971102	41.42%	317	2003
	9.862700	7.757996	-21.34%	318	2002
	12.687275	9.862700	-22.26%	622	2001
	15.890221	12.687275	-20.16%	541	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.757924	13.437646	24.91%	7,071	2009
	19.411921	10.757924	-44.58%	7,215	2008
	16.770243	19.411921	15.75%	6,231	2007
	14.397587	16.770243	16.48%	4,565	2006
	12.259263	14.397587	17.44%	1,834	2005
	10.938143	12.259263	12.08%	602	2004
	7.732121	10.938143	41.46%	266	2003
	10.000000	7.732121	-22.68%	83	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.630562	11.860125	55.43%	1,157	2009
	15.826899	7.630562	-51.79%	1,144	2008
	15.178387	15.826899	4.27%	0	2007
	13.227488	15.178387	14.75%	3,688	2006
	13.060805	13.227488	1.28%	781	2005
	11.603120	13.060805	12.56%	199	2004
	7.446470	11.603120	55.82%	45	2003
	10.000000	7.446470	-25.54%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.916115	10.599753	33.90%	950	2009
	11.396036	7.916115	-30.54%	977	2008
	11.123200	11.396036	2.45%	0	2007
	10.000000	11.123200	11.23%	114	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.324935	13.168615	27.54%	1,480	2009
	15.609664	10.324935	-33.86%	585	2008
	16.193756	15.609664	-3.61%	0	2007
	14.017788	16.193756	15.52%	127	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.600419	8.489692	28.62%	34	2009
	10.000000	6.600419	-34.00%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ	6.339102	10.806703	70.48%	0	2009
	13.563790	6.339102	-53.26%	0	2008
	10.673390	13.563790	27.08%	0	2007
	10.000000	10.673390	6.73%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	9.545392	16.272686	70.48%	215	2009
	20.424312	9.545392	-53.26%	396	2008
	16.071961	20.424312	27.08%	94	2007
	12.698125	16.071961	26.57%	18	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.692415	14.501577	35.62%	0	2009
	18.117537	10.692415	-40.98%	0	2008
	15.846198	18.117537	14.33%	0	2007
	13.185313	15.846198	20.18%	0	2006
	12.085622	13.185313	9.10%	0	2005
	10.295503	12.085622	17.39%	0	2004
	7.865374	10.295503	30.90%	0	2003
	10.000000	7.865374	-21.35%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ	7.288044	9.874029	35.48%	0	2009
	12.381680	7.288044	-41.14%	0	2008
	10.861562	12.381680	14.00%	0	2007
	10.000000	10.861562	8.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	9.958058	13.491423	35.48%	229	2009
	16.917785	9.958058	-41.14%	1,994	2008
	14.840751	16.917785	14.00%	0	2007
	12.372710	14.840751	19.95%	30	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.019967	14.087751	17.20%	0	2009
	11.460777	12.019967	4.88%	0	2008
	10.453347	11.460777	9.64%	0	2007
	9.799086	10.453347	4.53%	0	2006

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.589445	9.047315	19.21%	0	2009
	13.395769	7.589445	-43.34%	0	2008
	12.141679	13.395769	10.33%	4,099	2007
	10.000000	12.141679	4.74%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	8.337056	11.689827	40.22%	111	2009
	15.968485	8.337056	-47.79%	0	2008
	14.628656	15.968485	9.16%	510	2007
	12.741948	14.628656	14.81%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.314688	10.483045	26.08%	0	2009
	11.796042	8.314688	-29.51%	0	2008
	10.680037	11.796042	10.45%	0	2007
	10.000000	10.680037	6.80%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.503145	8.446471	29.88%	0	2009
	11.897525	6.503145	-45.34%	0	2008
	12.755518	11.897525	-6.73%	163	2007
	10.000000	12.755518	27.56%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.574092	16.792972	33.55%	0	2009
	21.357862	12.574092	-41.13%	0	2008
	18.854342	21.357862	13.28%	0	2007
	14.888679	18.854342	26.64%	0	2006
	12.784541	14.888679	16.46%	0	2005
	10.440136	12.784541	22.46%	0	2004
	8.191550	10.440136	27.45%	0	2003
	10.000000	8.191550	-18.08%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.602129	21.735727	23.48%	5,121	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.412493	9.246199	44.19%	8,903	2009
	11.660629	6.412493	-45.01%	9,254	2008
	8.642729	11.660629	34.92%	2,849	2007
	8.020653	8.642729	7.76%	6,386	2006
	7.215824	8.020653	11.15%	4,475	2005
	6.194175	7.215824	16.49%	4,919	2004
	5.216955	6.194175	18.73%	3,336	2003
	6.283990	5.216955	-16.98%	1,954	2002
	8.141323	6.283990	-22.81%	1,048	2001
	10.000000	8.141323	-18.59%	5,602	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.593655	24.038282	76.83%	6,379	2009
	28.805444	13.593655	-52.81%	7,711	2008
	22.777550	28.805444	26.46%	7,591	2007
	11.285722	22.777550	44.87%	7,303	2006
	10.265417	11.285722	9.94%	679	2005
	10.309227	10.265417	-0.42%	285	2004
	7.095326	10.309227	45.30%	191	2003
	10.000000	7.095326	-29.05%	82	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	7.941109	14.042580	76.83%	1,202	2009
	16.834173	7.941109	-52.83%	1,423	2008
	13.317081	16.834173	26.41%	0	2007
	3.716911	13.317081	44.80%	2,280	2006
	3.374104	3.716911	10.16%	893	2005
	3.397584	3.374104	-0.69%	896	2004
	2.348897	3.397584	44.65%	899	2003
	4.027049	2.348897	-41.67%	902	2002
	6.506406	4.027049	-38.11%	852	2001
	10.000000	6.506406	-34.94%	2,872	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.593655	24.038282	76.83%	6,379	2009
	28.805444	13.593655	-52.81%	7,711	2008
	22.841581	28.805444	44.87%	7,303	2007
	15.722944	22.841581	45.28%	7,303	2006
	12.060003	15.722944	30.37%	5,301	2005
	10.287726	12.060003	17.23%	5,232	2004
	7.742909	10.287726	32.87%	3,644	2003
	10.000000	7.742909	-22.57%	2,269	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.941109	14.042580	76.83%	1,202	2009
	16.834173	7.941109	-52.83%	1,423	2008
	13.317081	16.834173	44.80%	2,280	2007
	9.196737	13.317081	45.15%	2,280	2006
	7.058336	9.196737	30.30%	2,810	2005
	6.022291	7.058336	17.20%	3,172	2004
	4.533041	6.022291	32.85%	3,291	2003
	6.183160	4.533041	-26.69%	3,518	2002
	8.178071	6.183160	-24.39%	3,956	2001
	10.000000	8.178071	-18.22%	4,422	2000*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.456972	11.831936	25.11%	546	2009
	14.338267	9.456972	-34.04%	546	2008
	14.173021	14.338267	1.17%	543	2007
	12.283381	14.173021	15.38%	547	2006
	11.389202	12.283381	7.85%	2,368	2005
	10.000000	11.389202	13.89%	683	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.763214	13.014934	20.92%	4,342	2009
	16.205840	10.763214	-33.58%	2,978	2008
	15.253770	16.205840	6.24%	0	2007
	12.817901	15.253770	19.00%	29	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.087672	10.170049	11.91%	590	2009
	10.630241	9.087672	-14.51%	1,100	2008
	10.275244	10.630241	3.45%	1,359	2007
	9.985363	10.275244	2.90%	225	2006
	9.967544	9.985363	0.18%	64	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.259416	8.799827	21.22%	0	2009
	12.145853	7.259416	-40.23%	0	2008
	12.237442	12.145853	-0.75%	10,361	2007
	11.773573	12.237442	3.94%	23	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.887810	11.534933	29.78%	380	2009
	14.862813	8.887810	-40.20%	466	2008
	13.987076	14.862813	6.26%	0	2007
	12.456727	13.987076	12.29%	275	2006
	11.804504	12.456727	5.53%	0	2005
	10.552559	11.804504	11.86%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.323537	13.24%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.459482	24.59%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.609027	9.273251	21.87%	3,506	2009
	10.972607	7.609027	-30.65%	3,512	2008
	10.469308	10.972607	4.81%	0	2007
	10.000000	10.469308	4.69%	206	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.458857	10.475482	10.75%	2,163	2009
	10.627782	9.458857	-11.00%	2,508	2008
	10.451366	10.627782	1.69%	34	2007
	10.000000	10.451366	4.51%	1,155	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.357433	10.288170	39.83%	6,536	2009
	12.142021	7.357433	-39.41%	7,062	2008
	10.752059	12.142021	12.93%	145	2007
	10.000000	10.752059	7.52%	1,104	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.256195	8.573945	37.05%	49,230	2009
	11.356722	6.256195	-44.91%	50,750	2008
	10.278312	11.356722	10.49%	5,412	2007
	10.000000	10.278312	2.78%	16,623	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.999507	7.742763	29.06%	265	2009
	9.809470	5.999507	-38.84%	87	2008
	10.000000	9.809470	-1.91%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.730712	15.470945	44.17%	263	2009
	15.090339	10.730712	-28.89%	264	2008
	14.817911	15.090339	1.84%	276	2007
	13.566462	14.817911	9.22%	411	2006
	13.418308	13.566462	1.10%	421	2005
	12.342012	13.418308	8.72%	360	2004
	10.221629	12.342012	20.74%	106	2003
	10.027593	10.221629	1.94%	48	2002
	9.744373	10.027593	2.91%	48	2001
	10.757403	9.744373	-9.42%	76	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.258152	11.912792	44.25%	2,436	2009
	11.630759	8.258152	-29.00%	3,152	2008
	11.417078	11.630759	1.87%	0	2007
	10.453271	11.417078	9.22%	1,482	2006
	10.000000	10.453271	4.53%	754	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.303713	10.637128	28.10%	76	2009
	15.588521	8.303713	-46.73%	76	2008
	12.416347	15.588521	25.55%	0	2007
	9.455883	12.416347	31.31%	77	2006
	7.353676	9.455883	28.59%	77	2005
	6.521138	7.353676	12.77%	77	2004
	4.869101	6.521138	33.93%	77	2003
	6.496891	4.869101	-25.05%	78	2002
	9.221767	6.496891	-29.55%	78	2001
	10.000000	9.221767	-7.78%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.240088	16.954039	28.05%	4,385	2009
	24.847742	13.240088	-46.72%	2,044	2008
	19.790909	24.847742	25.55%	1,288	2007
	15.073720	19.790909	31.29%	1,140	2006
	11.725727	15.073720	28.55%	1,169	2005
	10.383768	11.725727	12.92%	104	2004
	7.769802	10.383768	33.64%	96	2003
	10.000000	7.769802	-22.30%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.667936	13.168676	23.44%	75	2009
	19.409873	10.667936	-45.04%	75	2008
	16.394468	19.409873	18.39%	75	2007
	13.188122	16.394468	24.31%	75	2006
	11.190533	13.188122	17.85%	75	2005
	9.797330	11.190533	14.22%	83	2004
	7.291847	9.797330	34.36%	84	2003
	9.897097	7.291847	-26.32%	84	2002
	12.345376	9.897097	-19.83%	85	2001
	14.257588	12.345376	-13.41%	200	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.778347	18.241791	23.44%	707	2009
	26.881481	14.778347	-45.02%	707	2008
	22.697336	26.881481	18.43%	76	2007
	18.268429	22.697336	24.24%	0	2006
	15.501292	18.268429	17.85%	0	2005
	13.571411	15.501292	14.22%	0	2004
	10.000000	13.571411	35.71%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.138900	7.762224	51.05%	31,757	2009
	10.000000	5.138900	-48.61%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.126637	7.957915	29.89%	3,068	2009
	10.000000	6.126637	-38.73%	3,289	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.359322	8.113295	27.58%	0	2009
	10.000000	6.359322	-36.41%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.922177	9.373787	18.32%	0	2009
	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.199765	8.827775	22.61%	0	2009
	10.000000	7.199765	-28.00%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.072864	10.126015	11.61%	146	2009
	10.000000	9.072864	-9.27%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.557700	9.101202	20.42%	13,667	2009
	10.000000	7.557700	-24.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.836576	8.545465	25.00%	0	2009
	10.000000	6.836576	-31.63%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.302301	9.648048	16.21%	74	2009
	10.000000	8.302301	-16.98%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.862143	10.594362	7.42%	312	2009
	10.000000	9.862143	-1.38%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.846106	11.321157	14.98%	0	2009
	10.000000	9.846106	-1.54%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.045719	22.651951	61.27%	29	2009
	33.675844	14.045719	-58.29%	29	2008
	23.426504	33.675844	43.75%	29	2007
	17.351085	23.426504	35.01%	29	2006
	13.246644	17.351085	30.98%	48	2005
	11.109704	13.246644	19.23%	48	2004
	6.807349	11.109704	63.20%	48	2003
	8.132085	6.807349	-16.29%	48	2002
	8.685889	8.132085	-6.38%	0	2001
	10.000000	8.685889	-13.14%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.455536	24.951644	61.44%	4,110	2009
	37.115561	15.455536	-58.36%	3,546	2008
	25.824796	37.115561	43.72%	3,130	2007
	19.137690	25.824796	34.94%	2,810	2006
	14.608663	19.137690	31.00%	2,299	2005
	12.250675	14.608663	19.25%	718	2004
	7.508471	12.250675	63.16%	253	2003
	10.000000	7.508471	-24.92%	88	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.224418	15.438298	1.40%	9,977	2009
	14.312279	15.224418	6.37%	8,358	2008
	13.526164	14.312279	5.81%	0	2007
	13.254058	13.526164	2.05%	9,092	2006
	12.997203	13.254058	1.98%	8,218	2005
	12.745923	12.997203	1.97%	6,306	2004
	12.654152	12.745923	0.73%	5,684	2003
	11.546116	12.654152	9.60%	6,260	2002
	10.902126	11.546116	5.91%	3,836	2001
	9.809384	10.902126	11.14%	5,096	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.099795	6.721715	31.80%	1,356	2009
	8.425771	5.099795	-39.47%	1,359	2008
	7.137919	8.425771	18.04%	1,362	2007
	6.808112	7.137919	4.84%	2,913	2006
	6.473239	6.808112	5.17%	3,054	2005
	6.060807	6.473239	6.80%	1,554	2004
	4.623680	6.060807	31.08%	1,695	2003
	6.568981	4.623680	-29.61%	1,092	2002
	9.257262	6.568981	-29.04%	2,361	2001
	12.759041	9.257262	-27.45%	3,274	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.599237	8.381156	27.00%	1,197	2009
	11.743033	6.599237	-43.80%	1,117	2008
	10.871766	11.743033	8.01%	7,007	2007
	10.000000	10.871766	8.72%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.691703	12.174286	25.62%	11,754	2009
	15.540025	9.691703	-37.63%	10,799	2008
	14.852830	15.540025	4.63%	187	2007
	12.869465	14.852830	15.41%	11,052	2006
	12.074239	12.869465	6.59%	9,296	2005
	10.723013	12.074239	12.60%	1,920	2004
	8.234496	10.723013	30.22%	414	2003
	10.000000	8.234496	-17.66%	122	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.102502	21.03%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.298120	12.170443	7.72%	1,338	2009
	12.174397	11.298120	-7.20%	1,790	2008
	11.699753	12.174397	4.06%	4,817	2007
	11.159571	11.699753	4.84%	2,281	2006
	10.938716	11.159571	2.02%	285	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.486186	12.336608	17.65%	18,639	2009
	13.826087	10.486186	-24.16%	18,548	2008
	13.252053	13.826087	4.33%	0	2007
	12.051166	13.252053	9.96%	17,680	2006
	11.584213	12.051166	4.03%	20,693	2005
	10.709575	11.584213	8.17%	1,400	2004
	9.033690	10.709575	18.55%	604	2003
	10.000000	9.033690	-9.66%	1,525	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.095565	12.401149	22.84%	33,167	2009
	14.901132	10.095565	-32.25%	36,986	2008
	14.216422	14.901132	4.82%	3,798	2007
	12.568358	14.216422	13.11%	24,663	2006
	11.886380	12.568358	5.74%	18,060	2005
	10.738253	11.886380	10.69%	3,549	2004
	8.586354	10.738253	25.06%	1,856	2003
	10.000000	8.586354	-14.14%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.969951	12.410250	13.13%	5,049	2009
	13.076032	10.969951	-16.11%	5,238	2008
	12.509474	13.076032	4.53%	0	2007
	11.683322	12.509474	7.07%	5,755	2006
	11.322864	11.683322	3.18%	5,935	2005
	10.700165	11.322864	5.82%	2,208	2004
	9.530058	10.700165	12.28%	416	2003
	10.000000	9.530058	-4.70%	179	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.509748	22.295780	35.05%	5,273	2009
	26.314008	16.509748	-37.26%	4,844	2008
	24.775941	26.314008	6.21%	4,426	2007
	22.830881	24.775941	8.52%	5,229	2006
	20.623786	22.830881	10.70%	3,149	2005
	18.045837	20.623786	14.29%	1,843	2004
	13.571367	18.045837	32.97%	1,303	2003
	16.226571	13.571367	-16.36%	901	2002
	16.650563	16.226571	-2.55%	569	2001
	14.634711	16.650563	13.77%	263	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.116391	11.969960	-1.21%	14,153	2009
	12.022852	12.116391	0.78%	24,153	2008
	11.619013	12.022852	3.48%	0	2007
	11.255765	11.619013	3.23%	7,016	2006
	11.101653	11.255765	1.39%	6,033	2005
	11.151696	11.101653	-0.45%	3,589	2004
	11.222643	11.151696	-0.63%	4,262	2003
	11.228670	11.222643	-0.05%	3,938	2002
	10.976083	11.228670	2.30%	2,497	2001
	10.482530	10.976083	4.71%	12,384	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.255431	15.052787	22.83%	5,988	2009
	15.005176	12.255431	-18.33%	6,645	2008
	14.524404	15.005176	3.31%	0	2007
	14.029010	14.524404	3.53%	6,233	2006
	13.903003	14.029010	0.91%	6,410	2005
	13.215501	13.903003	5.20%	5,696	2004
	11.936481	13.215501	10.72%	2,305	2003
	11.274938	11.936481	5.87%	2,321	2002
	10.959378	11.274938	2.88%	2,061	2001
	10.503468	10.959378	4.34%	9	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.465073	34.65%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.088932	8.205050	34.75%	7,647	2009
	10.000000	6.088932	-39.11%	3,500	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.836579	15.176301	28.22%	2,759	2009
	22.335425	11.836579	-47.01%	3,562	2008
	21.975505	22.335425	1.64%	3,929	2007
	18.129148	21.975505	21.22%	1,920	2006
	16.383193	18.129148	10.66%	1,713	2005
	13.795416	16.383193	18.76%	145	2004
	10.000000	13.795416	37.95%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.311220	8.088157	28.16%	4,190	2009
	10.000000	6.311220	-36.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.295437	7.920878	25.82%	0	2009
	10.000000	6.295437	-37.05%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.227072	7.816992	25.53%	18,147	2009
	10.000000	6.227072	-37.73%	1,015	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.701262	8.633805	28.84%	7,612	2009
	10.000000	6.701262	-32.99%	2,463	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.042865	11.382047	25.87%	2,419	2009
	17.091260	9.042865	-47.09%	2,466	2008
	15.771065	17.091260	8.37%	1,952	2007
	15.473935	15.771065	1.92%	2,870	2006
	14.496373	15.473935	6.74%	1,943	2005
	12.943374	14.496373	12.00%	1,037	2004
	9.762003	12.943374	32.59%	931	2003
	14.818626	9.762003	-34.12%	748	2002
	16.831886	14.818626	-11.96%	967	2001
	20.331712	16.831886	-17.21%	270	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.709509	25.811790	24.64%	1,721	2009
	30.910484	20.709509	-33.00%	1,669	2008
	33.621951	30.910484	-8.06%	1,575	2007
	29.026603	33.621951	15.83%	2,395	2006
	28.516666	29.026603	1.79%	2,046	2005
	24.618843	28.516666	15.83%	1,674	2004
	15.893715	24.618843	54.90%	1,457	2003
	22.097595	15.893715	-28.07%	1,158	2002
	17.445777	22.097595	26.66%	818	2001
	15.886176	17.445777	9.82%	3393	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.086989	22.728813	33.02%	3,661	2009
	27.994447	17.086989	-38.96%	3,851	2008
	27.758912	27.994447	0.85%	3,697	2007
	25.089017	27.758912	10.64%	3,506	2006
	22.619557	25.089017	10.92%	2,506	2005
	19.244942	22.619557	17.54%	1,880	2004
	13.820149	19.244942	39.25%	1,208	2003
	16.928867	13.820149	-18.36%	948	2002
	18.376589	16.928867	-7.88%	667	2001
	17.087592	18.376589	7.54%	533	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.695593	10.827787	24.52%	7,947	2009
	15.066968	8.695593	-42.29%	8,387	2008
	14.104765	15.066968	6.82%	0	2007
	12.569807	14.104765	12.21%	8,829	2006
	11.846853	12.569807	6.10%	7,879	2005
	10.930890	11.846853	8.38%	7,280	2004
	8.680809	10.930890	25.92%	6,527	2003
	10.636664	8.680809	-18.39%	5,814	2002
	12.216049	10.636664	-12.93%	6,650	2001
	12.637807	12.216049	-3.34%	30,027	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.599255	7.234189	29.20%	16,316	2009
	10.000000	5.599255	-44.01%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.860285	10.429293	5.77%	203	2009
	10.000000	9.860285	-1.40%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.950830	29.51%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.925473	29.25%	2,635	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.419634	10.688060	26.94%	7,286	2009
	13.532052	8.419634	-37.78%	7,297	2008
	14.014970	13.532052	-3.45%	874	2007
	12.244340	14.014970	14.46%	8,620	2006
	11.893755	12.244340	2.95%	3,990	2005
	10.250526	11.893755	16.03%	2,973	2004
	7.897653	10.250526	29.79%	1,628	2003
	10.684106	7.897653	-26.08%	1,488	2002
	12.317063	10.684106	-13.26%	1,303	2001
	13.954430	12.317063	-11.73%	338	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.038225	14.325754	42.71%	1,270	2009
	18.658710	10.038225	-46.20%	2,853	2008
	16.553915	18.658710	12.71%	4,351	2007
	15.528631	16.553915	6.60%	6,363	2006
	14.961776	15.528631	3.79%	5,923	2005
	14.168379	14.961776	5.60%	5,768	2004
	10.957031	14.168379	29.31%	4,909	2003
	15.170607	10.957031	-27.77%	5,004	2002
	17.574219	15.170607	-13.68%	3,521	2001
	17.836627	17.574219	-1.47%	10,053	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.633328	18.807297	37.95%	12,984	2009
	23.085020	13.633328	-40.94%	14,461	2008
	21.985482	23.085020	5.00%	14,248	2007
	18.916877	21.985482	16.22%	13,651	2006
	16.753552	18.916877	12.91%	6,770	2005
	14.233382	16.753552	17.71%	3,064	2004
	10.000000	14.233382	42.33%	1,098	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.594707	11.862818	38.02%	1,833	2009
	14.551844	8.594707	-40.94%	1,834	2008
	13.861145	14.551844	4.98%	0	2007
	11.926147	13.861145	16.22%	1,835	2006
	10.565033	11.926147	12.88%	2,516	2005
	8.978200	10.565033	17.67%	2,754	2004
	6.356923	8.978200	41.23%	2,757	2003
	8.267491	6.356923	-23.11%	3,318	2002
	9.518646	8.267491	-13.14%	1,596	2001
	10.000000	9.518646	-4.81%	267	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.996897	2.499491	25.17%	7	2009
	9.580103	1.996897	-79.16%	5	2008
	10.000000	9.580103	-4.20%	9	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.185467	2.704523	23.75%	25	2009
	10.377086	2.185467	-78.94%	28	2008
	10.519855	10.377086	-1.36%	34	2007
	10.000000	10.519855	5.20%	16	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.425201	11.940024	26.68%	12,745	2009
	15.512276	9.425201	-39.24%	13,163	2008
	15.044165	15.512276	3.11%	4,348	2007
	13.244102	15.044165	13.59%	10,208	2006
	12.654982	13.244102	4.66%	6,755	2005
	11.707682	12.654982	8.09%	2,324	2004
	9.355937	11.707682	25.14%	720	2003
	11.667724	9.355937	-19.81%	592	2002
	13.152642	11.667724	-11.29%	1,031	2001
	14.599387	13.152642	-9.91%	5,369	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.995323	8.122488	35.48%	7,691	2009
	9.765612	5.995323	-38.61%	9,038	2008
	10.011018	9.765612	-2.45%	8,867	2007
	10.000000	10.011018	0.11%	2,537	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.708048	11.403177	30.95%	3,524	2009
	17.313969	8.708048	-49.71%	3,559	2008
	16.490117	17.313969	5.00%	0	2007
	16.218926	16.490117	1.67%	4,258	2006
	14.621223	16.218926	10.93%	4,196	2005
	12.361526	14.621223	18.28%	3,496	2004
	9.967175	12.361526	24.02%	3,101	2003
	13.978216	9.967175	-28.69%	2,796	2002
	20.596567	13.978216	-32.13%	2,062	2001
	23.496887	20.596567	-12.34%	4,582	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.874552	8.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.954048	9.54%	883	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.166878	11.881741	16.87%	0	2009
	11.073425	10.166878	-8.19%	0	2008
	10.135369	11.073425	9.26%	2,667	2007
	10.000000	10.135369	1.35%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.531516	12.984838	12.60%	0	2009
	11.148087	11.531516	3.44%	0	2008
	10.382258	11.148087	7.38%	0	2007
	10.000000	10.382258	3.82%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.330660	9.880140	56.07%	0	2009
	11.300887	6.330660	-43.98%	0	2008
	11.006899	11.300887	2.67%	648	2007
	10.000000	11.006899	10.07%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.598272	8.983675	18.23%	0	2009
	12.488321	7.598272	-39.16%	0	2008
	11.615234	12.488321	7.52%	0	2007
	10.000000	11.615234	16.15%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.414553	7.697481	42.16%	0	2009
	9.133395	5.414553	-40.72%	0	2008
	10.326692	9.133395	-11.56%	0	2007
	10.000000	10.326692	3.27%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.292904	10.288057	24.06%	0	2009
	11.535600	8.292904	-28.11%	0	2008
	11.017210	11.535600	4.71%	5,680	2007
	10.000000	11.017210	10.17%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.037023	9.242888	31.35%	0	2009
	11.573519	7.037023	-39.20%	0	2008
	11.399845	11.573519	1.52%	0	2007
	10.000000	11.399845	14.00%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.376075	12.583027	70.59%	0	2009
	10.667618	7.376075	-30.86%	0	2008
	10.583702	10.667618	0.79%	1,470	2007
	10.000000	10.583702	5.84%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.137877	10.991151	53.98%	0	2009
	11.769787	7.137877	-39.35%	0	2008
	10.811230	11.769787	8.87%	0	2007
	10.000000	10.811230	8.11%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.643819	10.863984	42.13%	0	2009
	10.820751	7.643819	-29.36%	0	2008
	10.758396	10.820751	0.58%	0	2007
	10.000000	10.758396	7.58%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.627160	7.512565	33.51%	0	2009
	10.797685	5.627160	-47.89%	0	2008
	10.354803	10.797685	4.28%	1,516	2007
	10.000000	10.354803	3.55%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.234253	8.205251	31.62%	0	2009
	10.032335	6.234253	-37.86%	0	2008
	10.829422	10.032335	-7.36%	0	2007
	10.000000	10.829422	8.29%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - NQ	6.639088	9.296018	40.02%	0	2009
	11.723392	6.639088	-43.37%	0	2008
	10.554438	11.723392	11.08%	0	2007
	10.000000	10.554438	5.54%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q	7.620685	10.670445	40.02%	276	2009
	13.456691	7.620685	-43.37%	1,951	2008
	12.114909	13.456691	11.08%	0	2007
	11.221044	12.114909	7.97%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.044306	8.712776	23.69%	0	2009
	11.192717	7.044306	-37.06%	0	2008
	11.001840	11.192717	1.73%	0	2007
	10.000000	11.001840	10.02%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.615032	10.410626	8.27%	717	2009
	10.843289	9.615032	-11.33%	1,105	2008
	10.413414	10.843289	4.13%	0	2007
	10.000000	10.413414	4.13%	96	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.616445	35.509855	28.58%	74	2009
	32.892265	27.616445	-16.04%	74	2008
	31.268369	32.892265	5.19%	74	2007
	28.574908	31.268369	9.43%	196	2006
	25.777598	28.574908	10.85%	197	2005
	23.717411	25.777598	8.69%	197	2004
	18.783491	23.717411	26.27%	192	2003
	17.415214	18.783491	7.86%	173	2002
	16.018934	17.415214	8.72%	152	2001
	14.562396	16.018934	10.00%	128	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.942920	13.012625	30.87%	0	2009
	18.183456	9.942920	-45.32%	0	2008
	16.070189	18.183456	13.15%	2,716	2007
	13.004495	16.070189	23.57%	0	2006
	11.856303	13.004495	9.68%	0	2005
	10.227893	11.856303	15.92%	0	2004
	8.128587	10.227893	25.83%	0	2003
	10.000000	8.128587	-18.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.709286	22.567734	110.73%	0	2009
	30.767280	10.709286	-65.19%	246	2008
	22.649945	30.767280	35.84%	219	2007
	16.437358	22.649945	37.80%	196	2006
	12.622652	16.437358	30.22%	0	2005
	10.000000	12.622652	26.23%	0	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	20.516561	43.190476	110.52%	0	2009
	58.991911	20.516561	-65.22%	0	2008
	43.412632	58.991911	35.89%	0	2007
	31.514704	43.412632	37.75%	0	2006
	24.176597	31.514704	30.35%	60	2005
	19.447415	24.176597	24.32%	60	2004
	12.772187	19.447415	52.26%	60	2003
	13.320519	12.772187	-4.12%	60	2002
	13.739047	13.320519	-3.05%	60	2001
	23.931619	13.739047	-42.59%	60	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	29.102885	45.274087	55.57%	42	2009
	54.704654	29.102885	-46.80%	42	2008
	38.113622	54.704654	43.53%	43	2007
	31.001698	38.113622	22.94%	43	2006
	20.697822	31.001698	49.78%	43	2005
	16.871845	20.697822	22.68%	43	2004
	11.800336	16.871845	42.98%	44	2003
	12.298301	11.800336	-4.05%	44	2002
	13.907561	12.298301	-11.57%	44	2001
	12.641312	13.907561	10.02%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.553176	27.321439	55.65%	0	2009
	32.977627	17.553176	-46.77%	207	2008
	22.980567	32.977627	43.50%	188	2007
	18.685701	22.980567	22.98%	166	2006
	12.479763	18.685701	49.73%	0	2005
	10.000000	12.479763	24.80%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.091373	30.91%	0	2009*

Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.200164	8.730018	40.80%	0	2009
	10.000000	6.200164	-38.00%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.276296	12.266583	8.78%	3,522	2009
	11.609253	11.276296	-2.87%	3,574	2008
	10.743037	11.609253	8.06%	3,176	2007
	10.714080	10.743037	0.27%	2,947	2006
	10.687792	10.714080	0.25%	0	2005
	10.233898	10.687792	4.44%	0	2004
	10.000000	10.233898	2.34%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.947974	11.595507	16.56%	697	2009
	15.408481	9.947974	-35.44%	1,080	2008
	15.623076	15.408481	-1.37%	1,250	2007
	13.518310	15.623076	15.57%	1,151	2006
	13.089671	13.518310	3.27%	922	2005
	11.737071	13.089671	11.52%	808	2004
	9.193080	11.737071	27.67%	805	2003
	11.552029	9.193080	-20.42%	609	2002
	12.771997	11.552029	-9.55%	1,151	2001
	14.475981	12.771997	-11.77%	9,401	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.712886	12.823534	32.03%	0	2009
	17.835565	9.712886	-45.54%	208	2008
	15.307662	17.835565	16.51%	208	2007
	12.404396	15.307662	23.41%	208	2006
	11.096532	12.404396	11.79%	208	2005
	9.782676	11.096532	13.43%	208	2004
	7.960337	9.782676	22.89%	208	2003
	10.128725	7.960337	-21.41%	208	2002
	14.490593	10.128725	-30.10%	871	2001
	17.650383	14.490593	-17.90%	4,193	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.960349	10.209581	28.26%	30	2009
	10.661044	7.960349	-25.33%	30	2008
	11.057147	10.661044	-3.58%	14	2007
	10.000000	11.057147	10.57%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.863162	17.583894	18.31%	1,351	2009
	20.566055	14.863162	-27.73%	1,347	2008
	21.967196	20.566055	-6.38%	1,370	2007
	18.756880	21.967196	17.12%	1,883	2006
	18.092486	18.756880	3.67%	1,692	2005
	16.032727	18.092486	12.85%	1,567	2004
	12.596055	16.032727	27.28%	1,976	2003
	14.605357	12.596055	-13.76%	1,701	2002
	13.116946	14.605357	11.35%	704	2001
	11.248045	13.116946	16.62%	196	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.072012	20.72%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.101626	1.02%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.946220	12.273737	23.40%	339	2009
	14.586751	9.946220	-31.81%	1,175	2008
	14.877364	14.586751	-1.95%	771	2007
	13.174239	14.877364	12.93%	590	2006
	12.446927	13.174239	5.84%	693	2005
	10.346504	12.446927	20.30%	411	2004
	7.608241	10.346504	35.99%	88	2003
	10.000000	7.608241	-23.92%	38	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.624873	10.066125	32.02%	1,849	2009
	11.781058	7.624873	-35.28%	2,477	2008
	11.074843	11.781058	6.38%	2,335	2007
	10.274954	11.074843	7.78%	2,151	2006
	10.046653	10.274954	2.27%	1,998	2005
	9.583764	10.046653	4.83%	2,005	2004
	7.706045	9.583764	24.37%	1,849	2003
	10.988353	7.706045	-29.87%	2,340	2002
	14.380518	10.988353	-23.59%	3,406	2001
	16.375662	14.380518	-12.18%	24,497	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.192999	11.462933	24.69%	3,119	2009
	14.817894	9.192999	-37.96%	4,524	2008
	14.264491	14.817894	3.88%	4,541	2007
	12.512627	14.264491	14.00%	4,471	2006
	12.108868	12.512627	3.33%	3,982	2005
	11.088459	12.108868	9.20%	3,586	2004
	8.751979	11.088459	26.70%	4,214	2003
	11.421554	8.751979	-23.37%	3,090	2002
	13.178151	11.421554	-13.33%	7,168	2001
	14.716647	13.178151	-10.45%	69.868	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.458431	12.651120	20.97%	653	2009
	15.041197	10.458431	-30.47%	843	2008
	14.225733	15.041197	5.73%	498	2007
	12.373722	14.225733	14.97%	598	2006
	12.010432	12.373722	3.02%	368	2005
	11.584069	12.010432	3.68%	306	2004
	9.686029	11.584069	19.60%	179	2003
	11.783214	9.686029	-17.80%	135	2002
	13.164923	11.783214	-10.50%	79	2001
	13.424790	13.164923	-1.94%	21.334	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.676743	15.068808	18.87%	2,596	2009
	13.853324	12.676743	-8.49%	3,273	2008
	13.319686	13.853324	4.01%	3,352	2007
	12.956412	13.319686	2.80%	3,103	2006
	12.958478	12.956412	-0.02%	2,798	2005
	12.670489	12.958478	2.27%	2,507	2004
	12.267458	12.670489	3.29%	3,667	2003
	11.370764	12.267458	7.89%	3,006	2002
	10.666472	11.370764	6.60%	776	2001
	9.783812	10.666472	9.02%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.335607	10.214361	22.54%	0	2009
	11.272131	8.335607	-26.05%	0	2008
	10.512515	11.272131	7.23%	0	2007
	10.000000	10.512515	5.13%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.605353	9.666584	27.10%	0	2009
	11.451684	7.605353	-33.59%	0	2008
	10.532507	11.451684	8.73%	0	2007
	10.000000	10.532507	5.33%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.078673	9.180780	29.70%	0	2009
	11.582071	7.078673	-38.88%	0	2008
	10.552664	11.582071	9.75%	0	2007
	10.000000	10.552664	5.53%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.226050	17.709848	33.90%	8,491	2009
	23.351620	13.226050	-43.36%	9,822	2008
	20.135487	23.351620	15.97%	9,303	2007
	18.281239	20.135487	10.14%	8,326	2006
	15.850782	18.281239	15.33%	6,236	2005
	13.923698	15.850782	13.84%	6,251	2004
	10.990756	13.923698	26.69%	4,464	2003
	12.294307	10.990756	-10.60%	3,889	2002
	14.214337	12.294307	-13.51%	4,079	2001
	15.437189	14.214337	-7.92%	31,064	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.065267	8.834360	45.65%	932	2009
	13.478023	6.065267	-55.00%	1,306	2008
	9.376713	13.478023	43.74%	353	2007
	10.000000	9.376713	-6.23%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.084737	12.942820	28.34%	9,858	2009
	17.833606	10.084737	-43.45%	10,713	2008
	17.817217	17.833606	0.09%	10,178	2007
	15.032685	17.817217	18.52%	10,601	2006
	14.400930	15.032685	4.39%	7,049	2005
	13.099526	14.400930	9.93%	5,950	2004
	10.191923	13.099526	28.53%	6,476	2003
	12.440995	10.191923	-18.08%	5,645	2002
	13.281731	12.440995	-6.33%	7,999	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.525804	7.947506	43.83%	0	2009
	12.458470	5.525804	-55.65%	105	2008
	10.259376	12.458470	21.43%	95	2007
	9.870863	10.259376	3.94%	368	2006
	9.186413	9.870863	7.45%	359	2005
	8.693663	9.186413	5.67%	529	2004
	6.793127	8.693663	27.98%	510	2003
	8.814543	6.793127	-22.93%	183	2002
	10.438575	8.814543	-15.56%	164	2001
	12.768758	10.438575	-18.25%	1,479	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.285615	10.479802	26.48%	3,608	2009
	15.909833	8.285615	-47.92%	4,006	2008
	12.706253	15.909833	25.21%	4,601	2007
	12.061208	12.706253	5.35%	4,629	2006
	11.563600	12.061208	4.30%	3,176	2005
	11.345636	11.563600	1.92%	3,077	2004
	8.657007	11.345636	31.06%	3,936	2003
	12.566043	8.657007	-31.11%	3,230	2002
	15.476056	12.566043	-18.80%	1,259	2001
	17.630000	15.476056	-12.22%	16,401	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.474745	12.026207	41.91%	643	2009
	11.458268	8.474745	-26.04%	721	2008
	11.309562	11.458268	1.31%	759	2007
	10.306110	11.309562	9.74%	1,232	2006
	10.184506	10.306110	1.19%	960	2005
	9.426171	10.184506	8.04%	1,493	2004
	7.521629	9.426171	25.32%	1,383	2003
	7.354603	7.521629	2.27%	822	2002
	8.458245	7.354603	-13.05%	197	2001
	11.072984	8.458245	-23.61%	2,196	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.256051	10.308039	42.06%	376	2009
	9.799408	7.256051	-25.95%	376	2008
	10.000000	9.799408	-2.01%	576	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.613742	12.117734	14.17%	291	2009
	11.125731	10.613742	-4.60%	249	2008
	10.817475	11.125731	2.85%	265	2007
	10.507730	10.817475	2.95%	0	2006
	10.428807	10.507730	0.76%	4	2005
	10.128708	10.428807	2.96%	1	2004
	10.000000	10.128708	1.29%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.707301	9.269168	38.20%	756	2009
	11.234279	6.707301	-40.30%	724	2008
	9.856561	11.234279	13.98%	430	2007
	10.000000	9.856561	-1.43%	46	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.737954	13.400354	24.79%	0	2009
	19.381260	10.737954	-44.60%	5	2008
	16.754919	19.381260	15.68%	5	2007
	14.392045	16.754919	16.42%	5	2006
	12.255881	14.392045	17.43%	5	2005
	10.941500	12.255881	12.01%	5	2004
	7.740990	10.941500	41.34%	5	2003
	9.846083	7.740990	-21.38%	5	2002
	12.672362	9.846083	-22.30%	0	2001
	15.879549	12.672362	-20.20%	583	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.721641	13.385550	24.85%	1,470	2009
	19.356271	10.721641	-44.61%	2,523	2008
	16.730683	19.356271	15.69%	2,476	2007
	14.370885	16.730683	16.42%	2,350	2006
	12.242700	14.370885	17.38%	1,460	2005
	10.928889	12.242700	12.02%	1,171	2004
	7.729491	10.928889	41.39%	161	2003
	10.000000	7.729491	-22.71%	24	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.604841	11.814180	55.35%	150	2009
	15.781569	7.604841	-51.81%	150	2008
	15.142626	15.781569	4.22%	262	2007
	13.202987	15.142626	14.69%	163	2006
	13.043195	13.202987	1.23%	28	2005
	11.593346	13.043195	12.51%	0	2004
	7.443946	11.593346	55.74%	15	2003
	10.000000	7.443946	-25.56%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.905422	10.580086	33.83%	768	2009
	11.386418	7.905422	-30.57%	1,024	2008
	11.119465	11.386418	2.40%	870	2007
	10.000000	11.119465	11.19%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.469518	8.247149	27.48%	653	2009
	9.785862	6.469518	-33.89%	480	2008
	10.157203	9.785862	-3.66%	315	2007
	10.000000	10.157203	1.57%	11	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.598185	8.482528	28.56%	0	2009
	10.000000	6.598185	-34.02%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.330521	10.786608	70.39%	59	2009
	13.552327	6.330521	-53.29%	737	2008
	10.669800	13.552327	27.02%	18	2007
	10.000000	10.669800	6.70%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.656354	14.445365	35.56%	0	2009
	18.065596	10.656354	-41.01%	0	2008
	15.808818	18.065596	14.28%	0	2007
	13.160857	15.808818	20.12%	0	2006
	12.069294	13.160857	9.04%	0	2005
	10.286800	12.069294	17.33%	0	2004
	7.862698	10.286800	30.83%	0	2003
	10.000000	7.862698	-21.37%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.278199	9.855685	35.41%	0	2009
	12.371231	7.278199	-41.17%	296	2008
	10.857910	12.371231	13.94%	94	2007
	10.000000	10.857910	8.58%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.003743	14.061614	17.14%	646	2009
	11.451105	12.003743	4.83%	73	2008
	10.449841	11.451105	9.58%	0	2007
	10.000000	10.449841	4.50%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	6.168990	7.350289	19.15%	0	2009
	10.894113	6.168990	-43.37%	0	2008
	9.879259	10.894113	10.27%	0	2007
	10.000000	9.879259	-1.21%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	5.739643	8.043783	40.14%	22	2009
	10.999093	5.739643	-47.82%	20	2008
	10.081339	10.999093	9.10%	5	2007
	10.000000	10.081339	0.81%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.303907	10.464156	26.01%	0	2009
	11.786725	8.303907	-29.55%	0	2008
	10.677037	11.786725	10.39%	0	2007
	10.000000	10.677037	6.77%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.494699	8.431232	29.82%	0	2009
	11.888124	6.494699	-45.37%	0	2008
	12.751928	11.888124	-6.77%	0	2007
	10.000000	12.751928	27.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.531690	16.727857	33.48%	0	2009
	21.296639	12.531690	-41.16%	0	2008
	18.809873	21.296639	13.22%	0	2007
	14.861051	18.809873	26.57%	0	2006
	12.767265	14.861051	16.40%	0	2005
	10.431301	12.767265	22.39%	0	2004
	8.188770	10.431301	27.39%	0	2003
	10.000000	8.188770	-18.11%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.530208	21.635967	23.42%	13	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.383581	9.199859	44.12%	1,196	2009
	11.613943	6.383581	-45.04%	603	2008
	8.612511	11.613943	34.85%	569	2007
	7.996638	8.612511	7.70%	532	2006
	7.197845	7.996638	11.10%	523	2005
	6.181859	7.197845	16.43%	449	2004
	6.277859	5.209227	-17.02%	1,351	2003
	8.137529	6.277859	-22.85%	1,704	2002
	10.000000	8.137529	-18.62%	1,569	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.985659	12.381964	55.05%	971	2009
	14.421477	7.985659	-44.63%	920	2008
	12.001567	14.421477	20.16%	1,016	2007
	11.264791	12.001567	6.54%	876	2006
	10.251543	11.264791	9.88%	719	2005
	7.092920	10.300510	45.22%	408	2004
	10.000000	7.092920	-29.07%	226	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.619563	4.056586	54.86%	711	2009
	4.737139	2.619563	-44.70%	723	2008
	3.944077	4.737139	20.11%	723	2007
	3.705791	3.944077	6.43%	723	2006
	3.365706	3.705791	10.10%	723	2005
	2.345410	3.390832	44.57%	757	2004
	4.023106	2.345410	-41.70%	1,267	2003
	6.503356	4.023106	-38.14%	1,544	2002
	10.000000	6.503356	-34.97%	1,345	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.547818	23.945108	76.75%	1,163	2009
	28.722913	13.547818	-52.83%	1,187	2008
	22.723853	28.722913	26.40%	1,426	2007
	15.693805	22.723853	44.80%	1,346	2006
	12.043732	15.693805	30.31%	1,263	2005
	7.740287	10.279042	32.80%	1,374	2004
	10.000000	7.740287	-22.60%	1,032	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.905262	13.972112	76.74%	188	2009
	16.766719	7.905262	-52.85%	208	2008
	13.270466	16.766719	26.35%	208	2007
	9.169173	13.270466	44.73%	211	2006
	7.040734	9.169173	30.23%	507	2005
	4.526318	6.010319	32.79%	605	2004
	6.177123	4.526318	-26.72%	1,487	2003
	8.174255	6.177123	-24.43%	1,143	2002
	10.000000	8.174255	-18.26%	1,238	2001*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.434666	11.798063	25.05%	273	2009
	14.311728	9.434666	-34.08%	277	2008
	14.153990	14.311728	1.11%	381	2007
	12.273075	14.153990	15.33%	1,312	2006
	11.385394	12.273075	7.80%	1,231	2005
	10.000000	11.385394	13.85%	84	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.799359	9.426253	20.86%	870	2009
	11.749223	7.799359	-33.62%	553	2008
	11.064604	11.749223	6.19%	335	2007
	10.000000	11.064604	10.65%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.061609	10.135756	11.85%	97	2009
	10.605123	9.061609	-14.55%	198	2008
	10.256191	10.605123	3.40%	185	2007
	9.971898	10.256191	2.85%	0	2006
	9.959135	9.971898	0.13%	0	2005
	10.000000	10.012296	0.12%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.767972	6.988376	21.16%	0	2009
	9.655389	5.767972	-40.26%	379	2008
	9.733157	9.655389	-0.80%	0	2007
	10.000000	9.733157	-2.67%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.479606	10.999572	29.72%	51	2009
	14.187383	8.479606	-40.23%	51	2008
	13.358247	14.187383	6.21%	259	2007
	11.902710	13.358247	12.23%	265	2006
	11.285193	11.902710	5.47%	132	2005
	10.000000	11.285193	12.85%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.319707	13.20%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.455269	24.55%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.598753	9.256045	21.81%	0	2009
	10.963349	7.598753	-30.69%	0	2008
	10.465796	10.963349	4.75%	0	2007
	10.000000	10.465796	4.66%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.446067	10.456028	10.69%	0	2009
	10.618787	9.446067	-11.04%	0	2008
	10.447849	10.618787	1.64%	0	2007
	10.000000	10.447849	4.48%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.347487	10.269056	39.76%	593	2009
	12.131768	7.347487	-39.44%	608	2008
	10.748441	12.131768	12.87%	298	2007
	10.000000	10.748441	7.48%	85	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.247751	8.558038	36.98%	815	2009
	11.347156	6.247751	-44.94%	886	2008
	10.274872	11.347156	10.44%	431	2007
	10.000000	10.274872	2.75%	88	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.994429	7.732300	28.99%	663	2009
	9.806149	5.994429	-38.87%	663	2008
	10.000000	9.806149	-1.94%	267	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.674743	15.382474	44.10%	0	2009
	15.019226	10.674743	-28.93%	0	2008
	14.755589	15.019226	1.79%	0	2007
	13.516216	14.755589	9.17%	0	2006
	13.375356	13.516216	1.05%	0	2005
	12.308733	13.375356	8.67%	2	2004
	10.199226	12.308733	20.68%	0	2003
	10.010690	10.199226	1.88%	0	2002
	9.732895	10.010690	2.85%	0	2001
	10.750149	9.732895	-9.46%	61	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.242826	11.884679	44.18%	332	2009
	11.615064	8.242826	-29.03%	53	2008
	11.407487	11.615064	1.82%	0	2007
	10.449767	11.407487	9.16%	20	2006
	10.000000	10.449767	4.50%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.269122	10.587452	28.04%	0	2009
	15.531453	8.269122	-46.76%	0	2008
	12.377189	15.531453	25.48%	0	2007
	9.430813	12.377189	31.24%	0	2006
	7.337885	9.430813	28.52%	0	2005
	6.510418	7.337885	12.71%	0	2004
	4.863546	6.510418	33.86%	0	2003
	6.492772	4.863546	-25.09%	0	2002
	9.220640	6.492772	-29.58%	0	2001
	10.000000	9.220640	-7.79%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.195412	16.888271	27.99%	0	2009
	24.776488	13.195412	-46.74%	0	2008
	19.744200	24.776488	25.49%	0	2007
	15.045739	19.744200	31.23%	0	2006
	11.709868	15.045739	28.49%	633	2005
	10.374988	11.709868	12.87%	0	2004
	7.767159	10.374988	33.58%	0	2003
	10.000000	7.767159	-22.33%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.612230	13.093272	23.38%	0	2009
	19.318341	10.612230	-45.07%	23	2008
	16.325448	19.318341	18.33%	23	2007
	13.139231	16.325448	24.25%	23	2006
	11.154684	13.139231	17.79%	23	2005
	9.770899	11.154684	14.16%	40	2004
	7.275861	9.770899	34.29%	40	2003
	9.880402	7.275861	-26.36%	35	2002
	12.330829	9.880402	-19.87%	17	2001
	14.247974	12.330829	-13.46%	987	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.735974	18.180274	23.37%	0	2009
	26.818036	14.735974	-45.05%	45	2008
	22.655299	26.818036	18.37%	40	2007
	18.243804	22.655299	24.18%	37	2006
	15.488203	18.243804	17.79%	33	2005
	13.566822	15.488203	14.16%	22	2004
	10.000000	13.566822	35.67%	9	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.137150	7.755653	50.97%	0	2009
	10.000000	5.137150	-48.63%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.124558	7.951186	29.82%	387	2009
	10.000000	6.124558	-38.75%	451	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.357162	8.106439	27.52%	0	2009
	10.000000	6.357162	-36.43%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.919500	9.365872	18.26%	569	2009
	10.000000	7.919500	-20.81%	571	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.197326	8.820316	22.55%	0	2009
	10.000000	7.197326	-28.03%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.069797	10.117462	11.55%	0	2009
	10.000000	9.069797	-9.30%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.555141	9.093523	20.36%	0	2009
	10.000000	7.555141	-24.45%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.834262	8.538248	24.93%	0	2009
	10.000000	6.834262	-31.66%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.299494	9.639911	16.15%	0	2009
	10.000000	8.299494	-17.01%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.858821	10.585430	7.37%	104	2009
	10.000000	9.858821	-1.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.842789	11.311614	14.92%	0	2009
	10.000000	9.842789	-1.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.987189	22.546141	61.19%	0	2009
	33.552578	13.987189	-58.31%	0	2008
	23.352634	33.552578	43.68%	0	2007
	17.305110	23.352634	34.95%	0	2006
	13.218203	17.305110	30.92%	0	2005
	11.091469	13.218203	19.17%	0	2004
	6.799600	11.091469	63.12%	0	2003
	8.126945	6.799600	-16.33%	0	2002
	8.684823	8.126945	-6.42%	0	2001
	10.000000	8.684823	-13.15%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.403444	24.854962	61.36%	268	2009
	37.009267	15.403444	-58.38%	628	2008
	25.763929	37.009267	43.65%	285	2007
	19.102228	25.763929	34.87%	196	2006
	14.588946	19.102228	30.94%	152	2005
	12.240339	14.588946	19.19%	122	2004
	7.505927	12.240339	63.08%	63	2003
	10.000000	7.505927	-24.94%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.144983	15.349977	1.35%	4,486	2009
	14.244815	15.144983	6.32%	5,829	2008
	13.469262	14.244815	5.76%	5,665	2007
	13.204965	13.469262	2.00%	5,492	2006
	12.955598	13.204965	1.92%	5,587	2005
	12.711565	12.955598	1.92%	5,113	2004
	12.626432	12.711565	0.67%	4,712	2003
	11.526653	12.626432	9.54%	3,317	2002
	10.889287	11.526653	5.85%	2,322	2001
	9.802780	10.889287	11.08%	5,585	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.073150	6.683205	31.74%	171	2009
	8.386001	5.073150	-39.50%	172	2008
	7.107851	8.386001	17.98%	325	2007
	6.782860	7.107851	4.79%	327	2006
	6.452491	6.782860	5.12%	306	2005
	6.044444	6.452491	6.75%	311	2004
	4.613524	6.044444	31.02%	402	2003
	6.557891	4.613524	-29.65%	405	2002
	9.246358	6.557891	-29.08%	438	2001
	12.750810	9.246358	-27.48%	7,354	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.590334	8.365616	26.94%	0	2009
	11.733135	6.590334	-43.83%	821	2008
	10.868126	11.733135	7.96%	0	2007
	10.000000	10.868126	8.68%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.657744	12.125482	25.55%	1,913	2009
	15.493447	9.657744	-37.67%	4,786	2008
	14.815857	15.493447	4.57%	7,674	2007
	12.843911	14.815857	15.35%	6,983	2006
	12.056354	12.843911	6.53%	6,079	2005
	10.712555	12.056354	12.54%	5,056	2004
	8.230619	10.712555	30.15%	43	2003
	10.000000	8.230619	-17.69%	7	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.539047	15.39%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.098401	20.98%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.258535	12.121663	7.67%	661	2009
	12.137877	11.258535	-7.24%	661	2008
	11.670602	12.137877	4.00%	993	2007
	11.137379	11.670602	4.79%	856	2006
	10.922479	11.137379	1.97%	501	2005
	10.574381	10.922479	3.29%	352	2004
	9.928642	10.574381	6.50%	0	2003
	10.000000	9.928642	-0.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.449446	12.287158	17.59%	10,979	2009
	13.784623	10.449446	-24.19%	10,592	2008
	13.219043	13.784623	4.28%	10,615	2007
	12.027221	13.219043	9.91%	11,276	2006
	11.567029	12.027221	3.98%	13,663	2005
	10.699107	11.567029	8.11%	11,903	2004
	9.029424	10.699107	18.49%	6,434	2003
	10.000000	9.029424	-9.71%	5,415	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.060199	12.351443	22.78%	17,523	2009
	14.856478	10.060199	-32.28%	23,750	2008
	14.181041	14.856478	4.76%	22,546	2007
	12.543415	14.181041	13.06%	20,604	2006
	11.868786	12.543415	5.68%	14,370	2005
	10.727781	11.868786	10.64%	10,706	2004
	8.582311	10.727781	25.00%	1,233	2003
	10.000000	8.582311	-14.18%	7	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.931514	12.360498	13.07%	2,476	2009
	13.036813	10.931514	-16.15%	2,476	2008
	12.478314	13.036813	4.48%	2,121	2007
	11.660102	12.478314	7.02%	1,563	2006
	11.306072	11.660102	3.13%	937	2005
	10.689699	11.306072	5.77%	304	2004
	9.525559	10.689699	12.22%	49	2003
	10.000000	9.525559	-4.74%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.423543	22.168141	34.98%	326	2009
	26.189909	16.423543	-37.29%	326	2008
	24.671671	26.189909	6.15%	301	2007
	22.746284	24.671671	8.46%	442	2006
	20.557736	22.746284	10.65%	704	2005
	17.997152	20.557736	14.23%	250	2004
	13.541599	17.997152	32.90%	311	2003
	16.199200	13.541599	-16.41%	172	2002
	16.630966	16.199200	-2.60%	3	2001
	14.624858	16.630966	13.72%	1,444	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.053139	11.901442	-1.26%	3,851	2009
	11.966147	12.053139	0.73%	504	2008
	11.570104	11.966147	3.42%	678	2007
	11.214049	11.570104	3.18%	447	2006
	11.066094	11.214049	1.34%	3,319	2005
	11.121610	11.066094	-0.50%	612	2004
	11.198034	11.121610	-0.68%	7,862	2003
	11.209725	11.198034	-0.10%	9,876	2002
	10.963142	11.209725	2.25%	6,396	2001
	10.475448	10.963142	4.66%	2,739	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.191449	14.966630	22.76%	2,239	2009
	14.934416	12.191449	-18.37%	2,313	2008
	14.463279	14.934416	3.26%	2,107	2007
	13.977022	14.463279	3.48%	1,972	2006
	13.858482	13.977022	0.86%	1,105	2005
	13.179840	13.858482	5.15%	507	2004
	11.910299	13.179840	10.66%	459	2003
	11.255907	11.910299	5.81%	289	2002
	10.946464	11.255907	2.83%	116	2001
	10.496386	10.946464	4.29%	252	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.460527	34.61%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.086866	8.198125	34.69%	1,614	2009
	10.000000	6.086866	-39.13%	413	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.802643	15.125104	28.15%	0	2009
	22.282710	11.802643	-47.03%	88	2008
	21.934820	22.282710	1.59%	64	2007
	18.104708	21.934820	21.16%	13	2006
	16.369372	18.104708	10.60%	0	2005
	13.790762	16.369372	18.70%	0	2004
	10.000000	13.790762	37.91%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.309071	8.081308	28.09%	253	2009
	10.000000	6.309071	-36.91%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.293303	7.914167	25.76%	0	2009
	10.000000	6.293303	-37.07%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.224956	7.810388	25.47%	13,571	2009
	10.000000	6.224956	-37.75%	137	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.698993	8.626530	28.77%	5,747	2009
	10.000000	6.698993	-33.01%	300	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.998682	11.320708	25.80%	159	2009
	17.016399	8.998682	-47.12%	505	2008
	15.709991	17.016399	8.32%	747	2007
	15.421797	15.709991	1.87%	666	2006
	14.454824	15.421797	6.69%	429	2005
	12.912822	14.454824	11.94%	331	2004
	9.743886	12.912822	32.52%	271	2003
	14.798640	9.743886	-34.16%	168	2002
	16.817775	14.798640	-12.01%	17	2001
	20.324927	16.817775	-17.26%	0	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.601414	25.664079	24.57%	751	2009
	30.764759	20.601414	-33.04%	1,056	2008
	33.480497	30.764759	-8.11%	804	2007
	28.919087	33.480497	15.77%	1,942	2006
	28.425391	28.919087	1.74%	1,913	2005
	24.552470	28.425391	15.77%	1,728	2004
	15.858883	24.552470	54.82%	1,710	2003
	22.060369	15.858883	-28.11%	1,184	2002
	17.425261	22.060369	26.60%	846	2001
	15.875478	17.425261	9.76%	751	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.997792	22.598710	32.95%	983	2009
	27.862455	16.997792	-38.99%	1,145	2008
	27.642106	27.862455	0.80%	1,074	2007
	24.996065	27.642106	10.59%	922	2006
	22.547136	24.996065	10.86%	664	2005
	19.193041	22.547136	17.48%	620	2004
	13.789861	19.193041	39.18%	1,007	2003
	16.900322	13.789861	-18.40%	878	2002
	18.354971	16.900322	-7.93%	3	2001
	17.076087	18.354971	7.49%	697	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.650226	10.765841	24.46%	1,349	2009
	14.995969	8.650226	-42.32%	1,753	2008
	14.045448	14.995969	6.77%	2,623	2007
	12.523258	14.045448	12.15%	2,729	2006
	11.808950	12.523258	6.05%	3,346	2005
	10.901442	11.808950	8.32%	2,713	2004
	8.661797	10.901442	25.86%	2,342	2003
	10.618745	8.661797	-18.43%	1,868	2002
	12.201684	10.618745	-12.79%	1,658	2001
	12.629301	12.201684	-3.39%	29,903	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.597338	7.228034	29.13%	1,985	2009
	10.000000	5.597338	-44.03%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.856957	10.420495	5.72%	69	2009
	10.000000	9.856957	-1.43%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.946450	29.46%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.921098	29.21%	301	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.375673	10.626864	26.88%	750	2009
	13.468234	8.375673	-37.81%	3,230	2008
	13.955987	13.468234	-3.49%	3,573	2007
	12.198971	13.955987	14.40%	1,634	2006
	11.855672	12.198971	2.90%	1,356	2005
	10.222862	11.855672	15.97%	207	2004
	7.880333	10.222862	29.73%	46	2003
	10.666092	7.880333	-26.12%	46	2002
	12.302565	10.666092	-13.30%	46	2001
	13.945030	12.302565	-11.78%	356	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.985816	14.243730	42.64%	4,063	2009
	18.570724	9.985816	-46.23%	4,460	2008
	16.484240	18.570724	12.66%	4,462	2007
	15.471084	16.484240	6.55%	4,527	2006
	14.913859	15.471084	3.74%	2,972	2005
	10.933007	14.130159	29.24%	2,353	2004
	15.145026	10.933007	-27.81%	2,102	2003
	17.553551	15.145026	-13.72%	3,185	2002
	17.824624	17.553551	-1.52%	17,382	2001
	12.748581	17.824624	39.82%	206	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.594259	18.743899	37.88%	4,267	2009
	23.030564	13.594259	-40.97%	4,667	2008
	21.944788	23.030564	4.95%	3,744	2007
	18.891396	21.944788	16.16%	3,115	2006
	16.739434	18.891396	12.86%	2,451	2005
	10.000000	14.228585	42.29%	816	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.557055	11.804875	37.95%	5,528	2009
	14.495447	8.557055	-40.97%	6,006	2008
	13.814456	14.495447	4.93%	6,268	2007
	11.891977	13.814456	16.17%	6,503	2006
	10.540076	11.891977	12.83%	6,724	2005
	6.348332	8.961533	41.16%	9,726	2004
	8.260515	6.348332	-23.15%	9,257	2003
	9.515462	8.260515	-13.19%	4,117	2002
	10.000000	9.515462	-4.85%	2,661	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.995202	2.496092	25.10%	73	2009
	9.576862	1.995202	-79.17%	38	2008
	10.000000	9.576862	-4.23%	7	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.182512	2.699504	23.69%	2	2009
	10.368322	2.182512	-78.95%	2	2008
	10.516325	10.368322	-1.41%	2	2007
	10.000000	10.516325	5.16%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.376011	11.871691	26.62%	5,269	2009
	15.439159	9.376011	-39.27%	5,354	2008
	14.980884	15.439159	3.06%	4,778	2007
	13.195056	14.980884	13.53%	4,402	2006
	12.614486	13.195056	4.60%	5,411	2005
	9.335444	11.676116	25.07%	3,892	2004
	11.648072	9.335444	-19.85%	3,484	2003
	13.137180	11.648072	-11.34%	3,296	2002
	14.589572	13.137180	-9.96%	2,663	2001
	12.145122	14.589572	20.13%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.987212	8.107393	35.41%	137	2009
	9.757357	5.987212	-38.64%	305	2008
	10.007657	9.757357	-2.50%	139	2007
	10.000000	10.007657	0.08%	23	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.662587	11.337902	30.88%	1,898	2009
	17.232342	8.662587	-49.73%	1,975	2008
	16.420733	17.232342	4.94%	1,815	2007
	16.158843	16.420733	1.62%	2,406	2006
	14.574407	16.158843	10.87%	2,202	2005
	9.945321	12.328183	23.96%	1,630	2004
	13.954638	9.945321	-28.73%	1,775	2003
	20.572328	13.954638	-32.17%	2,002	2002
	23.481073	20.572328	-12.39%	4,073	2001
	12.956986	23.481073	81.22%	138	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.870871	8.71%	146	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.950340	9.50%	123	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.153568	11.860177	16.81%	0	2009
	11.064532	10.153568	-8.23%	0	2008
	10.132387	11.064532	9.20%	0	2007
	10.000000	10.132387	1.32%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.516424	12.961276	12.55%	0	2009
	11.139136	11.516424	3.39%	0	2008
	10.379205	11.139136	7.32%	0	2007
	10.000000	10.379205	3.79%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.322436	9.862318	55.99%	0	2009
	11.291953	6.322436	-44.01%	0	2008
	11.003808	11.291953	2.62%	0	2007
	10.000000	11.003808	10.04%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.588414	8.967468	18.17%	0	2009
	12.478455	7.588414	-39.19%	0	2008
	11.611969	12.478455	7.46%	0	2007
	10.000000	11.611969	16.12%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.407517	7.683587	42.09%	0	2009
	9.126180	5.407517	-40.75%	0	2008
	10.323790	9.126180	-11.60%	0	2007
	10.000000	10.323790	3.24%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.282144	10.269513	24.00%	0	2009
	11.526482	8.282144	-28.15%	0	2008
	11.014106	11.526482	4.65%	0	2007
	10.000000	11.014106	10.14%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.027887	9.226215	31.28%	0	2009
	11.564367	7.027887	-39.23%	0	2008
	11.396634	11.564367	1.47%	0	2007
	10.000000	11.396634	13.97%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.366516	12.560370	70.51%	0	2009
	10.659200	7.366516	-30.89%	0	2008
	10.580725	10.659200	0.74%	0	2007
	10.000000	10.580725	5.81%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.128610	10.971327	53.91%	0	2009
	11.760475	7.128610	-39.39%	0	2008
	10.808181	11.760475	8.81%	0	2007
	10.000000	10.808181	8.08%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.633907	10.844411	42.06%	0	2009
	10.812208	7.633907	-29.40%	0	2008
	10.755372	10.812208	0.53%	0	2007
	10.000000	10.755372	7.55%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.619860	7.499011	33.44%	0	2009
	10.789150	5.619860	-47.91%	0	2008
	10.351888	10.789150	4.22%	0	2007
	10.000000	10.351888	3.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.226170	8.190457	31.55%	0	2009
	10.024404	6.226170	-37.89%	0	2008
	10.826374	10.024404	-7.41%	0	2007
	10.000000	10.826374	8.26%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.034780	8.696596	23.62%	0	2009
	11.183260	7.034780	-37.10%	0	2008
	10.998145	11.183260	1.68%	0	2007
	10.000000	10.998145	9.98%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.034780	8.696596	23.62%	0	2009
	11.183260	7.034780	-37.10%	0	2008
	10.998145	11.183260	1.68%	0	2007
	10.000000	10.998145	9.98%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.602059	10.391310	8.22%	0	2009
	10.834137	9.602059	-11.37%	100	2008
	10.409923	10.834137	4.08%	144	2007
	10.000000	10.409923	4.10%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.472344	35.306707	28.52%	0	2009
	32.737222	27.472344	-16.08%	36	2008
	31.136832	32.737222	5.14%	36	2007
	28.469072	31.136832	9.37%	100	2006
	25.695091	28.469072	10.80%	101	2005
	18.742335	23.653460	26.20%	100	2004
	17.385852	18.742335	7.80%	15	2003
	16.000072	17.385852	8.66%	0	2002
	14.552579	16.000072	9.95%	0	2001
	11.396332	14.552579	27.70%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.909413	12.962191	30.81%	0	2009
	18.131384	9.909413	-45.35%	0	2008
	16.032327	18.131384	13.09%	0	2007
	12.980403	16.032327	23.51%	0	2006
	11.840306	12.980403	9.63%	0	2005
	8.125827	10.219258	25.76%	0	2004
	10.000000	8.125827	-18.74%	0	2003*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.684030	22.503131	110.62%	372	2009
	30.710332	10.684030	-65.21%	167	2008
	22.619525	30.710332	35.77%	145	2007
	16.423563	22.619525	37.73%	274	2006
	12.618420	16.423563	30.16%	273	2005
	10.000000	12.618420	26.18%	262	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	20.409502	42.943373	110.41%	201	2009
	58.713950	20.409502	-65.24%	201	2008
	43.230067	58.713950	35.82%	201	2007
	31.398017	43.230067	37.68%	201	2006
	24.099223	31.398017	30.29%	201	2005
	12.744182	19.394982	52.19%	324	2004
	13.298062	12.744182	-4.17%	330	2003
	13.722894	13.298062	-3.10%	127	2002
	23.915562	13.722894	-42.62%	354	2001
	12.097773	23.915562	97.69%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	28.951032	45.015030	55.49%	0	2009
	54.446893	28.951032	-46.83%	0	2008
	37.953355	54.446893	43.46%	0	2007
	30.886919	37.953355	22.88%	0	2006
	20.631596	30.886919	49.71%	0	2005
	11.774488	16.826365	42.91%	0	2004
	12.277582	11.774488	-4.10%	0	2003
	13.891206	12.277582	-11.62%	0	2002
	12.632809	13.891206	9.96%	0	2001
	10.577601	12.632809	19.43%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.511810	27.243231	55.57%	165	2009
	32.916636	17.511810	-46.80%	0	2008
	22.949739	32.916636	43.43%	0	2007
	18.670053	22.949739	22.92%	0	2006
	12.475588	18.670053	49.65%	0	2005
	10.000000	12.475588	24.76%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.086941	30.87%	0	2009*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.198064	8.722650	40.73%	5,021	2009
	10.000000	6.198064	-38.02%	1,790	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.243940	12.225190	8.73%	11,577	2009
	11.581808	11.243940	-2.92%	16,145	2008
	10.723102	11.581808	8.01%	10,704	2007
	10.699603	10.723102	0.22%	9,677	2006
	10.678747	10.699603	0.20%	8,287	2005
	10.230418	10.678747	4.38%	4,994	2004
	10.000000	10.230418	2.30%	888	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.961739	11.605666	16.50%	5,028	2009
	15.437641	9.961739	-35.47%	5,749	2008
	15.660629	15.437641	-1.42%	5,605	2007
	13.557656	15.660629	15.51%	6,629	2006
	13.134404	13.557656	3.22%	5,586	2005
	11.783152	13.134404	11.47%	6,286	2004
	9.233843	11.783152	27.61%	3,581	2003
	11.609139	9.233843	-20.46%	799	2002
	12.841696	11.609139	-9.60%	200	2001
	14.562313	12.841696	-11.82%	832	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.686293	14.101544	31.96%	0	2009
	19.632988	10.686293	-45.57%	0	2008
	16.858919	19.632988	16.45%	0	2007
	13.668353	16.858919	23.34%	0	2006
	12.233397	13.668353	11.73%	0	2005
	10.790402	12.233397	13.37%	0	2004
	8.784787	10.790402	22.83%	0	2003
	11.183425	8.784787	-21.45%	0	2002
	16.007673	11.183425	-30.14%	0	2001
	19.508116	16.007673	-17.94%	37	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.949586	10.190630	28.19%	1,646	2009
	10.652040	7.949586	-25.37%	2,591	2008
	11.053441	10.652040	-3.63%	2,286	2007
	10.000000	11.053441	10.53%	805	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.503440	17.149628	18.25%	11,785	2009
	20.078494	14.503440	-27.77%	14,811	2008
	21.457342	20.078494	-6.43%	17,280	2007
	18.330797	21.457342	17.06%	22,871	2006
	17.690426	18.330797	3.62%	11,196	2005
	15.684387	17.690426	12.79%	6,866	2004
	12.328634	15.684387	27.22%	4,225	2003
	14.302552	12.328634	-13.80%	2,497	2002
	12.851555	14.302552	11.29%	1,866	2001
	11.026014	12.851555	16.56%	1,803	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.067934	20.68%	10	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.101345	1.01%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.912640	12.226094	23.34%	22,962	2009
	14.544896	9.912640	-31.85%	25,232	2008
	14.842255	14.544896	-2.00%	46,135	2007
	13.149784	14.842255	12.87%	58,256	2006
	12.430106	13.149784	5.79%	50,429	2005
	10.337754	12.430106	20.24%	35,310	2004
	7.605654	10.337754	35.92%	10,171	2003
	10.000000	7.605654	-23.94%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.599551	10.027613	31.95%	860	2009
	11.747891	7.599551	-35.31%	886	2008
	11.049299	11.747891	6.32%	963	2007
	10.256425	11.049299	7.73%	1,026	2006
	10.033608	10.256425	2.22%	1,487	2005
	9.576172	10.033608	4.78%	1,059	2004
	7.703845	9.576172	24.30%	531	2003
	10.990787	7.703845	-29.91%	210	2002
	14.391057	10.990787	-23.63%	204	2001
	16.395915	14.391057	-12.23%	528	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.215577	11.485265	24.63%	346,945	2009
	14.861839	9.215577	-37.99%	439,821	2008
	14.314078	14.861839	3.83%	512,295	2007
	12.562472	14.314078	13.94%	518,534	2006
	12.163248	12.562472	3.28%	421,048	2005
	11.143887	12.163248	9.15%	262,398	2004
	8.800186	11.143887	26.63%	108,695	2003
	11.490304	8.800186	-23.41%	4,299	2002
	13.264252	11.490304	-13.37%	4,163	2001
	14.820270	13.264252	-10.50%	5,986	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.557930	12.765013	20.90%	7,426	2009
	15.192008	10.557930	-30.50%	7,258	2008
	14.375687	15.192008	5.68%	6,117	2007
	12.510464	14.375687	14.91%	5,345	2006
	12.149293	12.510464	2.97%	4,160	2005
	11.723937	12.149293	3.63%	2,034	2004
	9.807948	11.723937	19.54%	1,312	2003
	11.937596	9.807948	-17.84%	1,076	2002
	13.344202	11.937596	-10.54%	212	2001
	13.614453	13.344202	-1.99%	608	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.614835	14.987624	18.81%	3,168	2009
	13.792665	12.614835	-8.54%	3,361	2008
	13.268123	13.792665	3.95%	3,649	2007
	12.912779	13.268123	2.75%	4,036	2006
	12.921360	12.912779	-0.07%	6,197	2005
	12.640599	12.921360	2.22%	2,836	2004
	12.244728	12.640599	3.23%	731	2003
	11.355438	12.244728	7.83%	138	2002
	10.657518	11.355438	6.55%	171	2001
	9.780523	10.657518	8.97%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.324343	10.195394	22.48%	0	2009
	11.262606	8.324343	-26.09%	0	2008
	10.508981	11.262606	7.17%	0	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.595069	9.648611	27.04%	4,098	2009
	11.442011	7.595069	-33.62%	6,371	2008
	10.528964	11.442011	8.67%	2,052	2007
	10.000000	10.528964	5.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.069088	9.163717	29.63%	6,316	2009
	11.572273	7.069088	-38.91%	8,121	2008
	10.549111	11.572273	9.70%	6,227	2007
	10.000000	10.549111	5.49%	14,601	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.358484	17.878120	33.83%	101,196	2009
	23.597432	13.358484	-43.39%	107,362	2008
	20.357800	23.597432	15.91%	123,819	2007
	18.492427	20.357800	10.09%	131,553	2006
	16.041996	18.492427	15.28%	73,251	2005
	14.098807	16.041996	13.78%	20,371	2004
	11.134608	14.098807	26.62%	8,233	2003
	12.461548	11.134608	-10.65%	3,437	2002
	14.415058	12.461548	-13.55%	2,564	2001
	15.663065	14.415058	-7.97%	2,155	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.057053	8.817909	45.58%	32,359	2009
	13.466625	6.057053	-55.02%	30,475	2008
	9.373560	13.466625	43.67%	36,825	2007
	10.000000	9.373560	-6.26%	585	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.996397	12.822952	28.28%	18,691	2009
	17.686387	9.996397	-43.48%	19,328	2008
	17.679134	17.686387	0.04%	18,930	2007
	14.923707	17.679134	18.46%	18,929	2006
	14.303761	14.923707	4.33%	16,116	2005
	13.017728	14.303761	9.88%	10,470	2004
	10.133398	13.017728	28.46%	4,220	2003
	12.375831	10.133398	-18.12%	1,116	2002
	13.218906	12.375831	-6.38%	598	2001
	12.371310	13.218906	6.85%	555	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.446575	7.829580	43.75%	1,178	2009
	12.286083	5.446575	-55.67%	1,264	2008
	10.122583	12.286083	21.37%	1,193	2007
	9.744182	10.122583	3.88%	1,130	2006
	9.073103	9.744182	7.40%	1,060	2005
	8.590785	9.073103	5.61%	1,269	2004
	6.716136	8.590785	27.91%	1,192	2003
	8.719070	6.716136	-22.97%	1,080	2002
	10.330777	8.719070	-15.60%	245	2001
	12.643267	10.330777	-18.29%	142	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.177572	10.337912	26.42%	21,351	2009
	15.710359	8.177572	-47.95%	21,284	2008
	12.553328	15.710359	25.15%	16,082	2007
	11.922071	12.553328	5.29%	16,472	2006
	11.435966	11.922071	4.25%	17,615	2005
	11.226098	11.435966	1.87%	140,001	2004
	8.570136	11.226098	30.99%	3,771	2003
	12.446254	8.570136	-31.14%	1,920	2002
	15.336364	12.446254	-18.84%	772	2001
	17.479679	15.336364	-12.26%	1,385	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.548305	12.124453	41.83%	5,776	2009
	11.563598	8.548305	-26.08%	7,197	2008
	11.419344	11.563598	1.26%	13,757	2007
	10.411407	11.419344	9.68%	24,706	2006
	10.293759	10.411407	1.14%	18,332	2005
	9.532130	10.293759	7.99%	10,370	2004
	7.610038	9.532130	25.26%	3,458	2003
	7.444808	7.610038	2.22%	140	2002
	8.566348	7.444808	-13.09%	126	2001
	11.220168	8.566348	-23.65%	53	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.249915	10.294121	41.99%	10,606	2009
	9.796088	7.249915	-25.99%	3,385	2008
	10.000000	9.796088	-2.04%	2,806	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.583295	12.076844	14.11%	17,218	2009
	11.099433	10.583295	-4.65%	18,126	2008
	10.797409	11.099433	2.80%	18,385	2007
	10.493546	10.797409	2.90%	17,607	2006
	10.419995	10.493546	0.71%	11,913	2005
	10.125285	10.419995	2.91%	8,034	2004
	10.000000	10.125285	1.25%	326	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.698216	9.251935	38.13%	9,762	2009
	11.224769	6.698216	-40.33%	8,874	2008
	9.853242	11.224769	13.92%	8,528	2007
	10.000000	9.853242	-1.47%	3,805	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.522435	14.372058	24.73%	611	2009
	20.807759	11.522435	-44.62%	615	2008
	17.997284	20.807759	15.62%	615	2007
	15.467025	17.997284	16.36%	615	2006
	13.177961	15.467025	17.37%	615	2005
	11.770648	13.177961	11.96%	615	2004
	8.331809	11.770648	41.27%	615	2003
	10.602942	8.331809	-21.42%	632	2002
	13.653448	10.602942	-22.34%	81	2001
	17.117558	13.653448	-20.24%	35	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.685482	13.333633	24.78%	9,728	2009
	19.300799	10.685482	-44.64%	10,149	2008
	16.691229	19.300799	15.63%	15,639	2007
	14.344227	16.691229	16.36%	14,547	2006
	12.226160	14.344227	17.32%	12,826	2005
	10.919656	12.226160	11.96%	10,004	2004
	7.726686	10.919656	41.32%	5,056	2003
	10.000000	7.726868	-22.73%	206	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.579168	11.768316	55.27%	5,040	2009
	15.736301	7.579168	-51.84%	6,835	2008
	15.106887	15.736301	4.17%	9,634	2007
	13.178479	15.106887	14.63%	8,944	2006
	13.025568	13.178479	1.17%	4,925	2005
	11.583541	13.025568	12.45%	3,581	2004
	7.441418	11.583541	55.66%	916	2003
	10.000000	7.441418	-25.59%	59	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.894728	10.560423	33.77%	2,199	2009
	11.376790	7.894728	-30.61%	2,489	2008
	11.115728	11.376790	2.35%	1,733	2007
	10.000000	11.115728	11.16%	1,718	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.460770	8.231833	27.41%	9,061	2009
	9.777596	6.460770	-33.92%	6,569	2008
	10.153798	9.777596	-3.71%	2,992	2007
	10.000000	10.153798	1.54%	659	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.595954	8.475367	28.49%	192	2009
	10.000000	6.595954	-34.04%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.321955	10.766565	70.30%	813	2009
	13.540865	6.321955	-53.31%	1,376	2008
	10.666212	13.540865	26.95%	1,280	2007
	10.000000	10.666212	6.66%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.620386	14.389319	35.49%	0	2009
	18.013780	10.620386	-41.04%	0	2008
	15.771497	18.013780	14.22%	0	2007
	13.136416	15.771497	20.06%	0	2006
	12.052978	13.136416	8.99%	0	2005
	10.278099	12.052978	17.27%	0	2004
	7.860031	10.278099	30.76%	0	2003
	10.000000	7.860031	-21.40%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.268362	9.837385	35.35%	1,237	2009
	12.360786	7.268362	-41.20%	7,558	2008
	10.854263	12.360786	13.88%	5,238	2007
	10.000000	10.854263	8.54%	2,382	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.987524	14.035512	17.08%	2,365	2009
	11.441428	11.987524	4.77%	7,494	2008
	10.446327	11.441428	9.53%	675	2007
	10.000000	10.446327	4.46%	601	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	6.160629	7.336602	19.09%	333	2009
	10.884889	6.160629	-43.40%	345	2008
	9.875930	10.884889	10.22%	162	2007
	10.000000	9.875930	-1.24%	48	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	5.731866	8.028808	40.07%	1,000	2009
	10.989779	5.731866	-47.84%	701	2008
	10.077945	10.989779	9.05%	10	2007
	10.000000	10.077945	0.78%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.293118	10.445282	25.95%	0	2009
	11.777393	8.293118	-29.58%	0	2008
	10.674020	11.777393	10.34%	0	2007
	10.000000	10.674020	6.74%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.486273	8.416033	29.75%	0	2009
	11.878721	6.486273	-45.40%	0	2008
	12.748349	11.878721	-6.82%	0	2007
	10.000000	12.748349	27.48%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.489403	16.662980	33.42%	0	2009
	21.235572	12.489403	-41.19%	0	2008
	18.765492	21.235572	13.16%	0	2007
	14.833478	18.765492	26.51%	0	2006
	12.750019	14.833478	16.34%	0	2005
	10.422497	12.750019	22.23%	0	2004
	8.185996	10.422497	27.32%	0	2003
	10.000000	8.185996	-18.14%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.458570	21.536641	23.36%	4,798	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.354726	9.153635	44.04%	16,282	2009
	11.567341	6.354726	-45.06%	24,182	2008
	8.582315	11.567341	34.78%	20,162	2007
	7.972641	8.582315	7.65%	19,045	2006
	7.179879	7.972641	11.04%	17,360	2005
	6.169559	7.179879	16.38%	17,198	2004
	5.201491	6.169559	18.61%	12,979	2003
	6.271720	5.201491	-17.06%	4,701	2002
	8.133724	6.271720	-22.89%	2,984	2001
	10.000000	8.133724	-18.66%	2,066	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.958706	12.333932	54.97%	1,642	2009
	14.380107	7.958706	-44.65%	1,516	2008
	11.973242	14.380107	20.10%	1,865	2007
	11.243886	11.973242	6.49%	1,724	2006
	10.237685	11.243886	9.83%	1,463	2005
	10.291804	10.237685	-0.53%	2,638	2004
	7.090507	10.291804	45.15%	518	2003
	10.000000	7.090507	-29.09%	245	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.607720	4.036206	54.78%	1,647	2009
	4.718130	2.607720	-44.73%	1,657	2008
	3.930244	4.718130	20.05%	1,657	2007
	3.694652	3.930244	6.38%	1,657	2006
	3.357287	3.694652	10.05%	1,657	2005
	3.384068	3.357287	-0.79%	3,989	2004
	2.341922	3.384068	44.50%	3,989	2003
	4.019173	2.341922	-41.73%	4,009	2002
	6.500322	4.019173	-38.17%	2,453	2001
	10.000000	6.500322	-35.00%	2,117	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.502080	23.852176	76.66%	10,031	2009
	28.640508	13.502080	-52.86%	9,047	2008
	22.733929	28.640508	44.72%	8,549	2007
	15.664654	22.733929	45.13%	8,549	2006
	12.027429	15.664654	30.24%	1,051	2005
	10.270328	12.027429	17.11%	882	2004
	7.737652	10.270328	32.73%	342	2003
	10.000000	7.737652	-22.62%	198	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.869575	13.901995	76.65%	0	2009
	16.699513	7.869575	-52.88%	6	2008
	13.255546	16.699513	44.66%	6	2007
	9.141690	13.255546	45.00%	6	2006
	7.023167	9.141690	30.16%	6	2005
	5.998356	7.023167	17.08%	2,429	2004
	4.519598	5.998356	32.72%	2,429	2003
	6.171086	4.519598	-26.76%	2,429	2002
	8.170438	6.171086	-24.47%	2,541	2001
	10.000000	8.170438	-18.30%	2,121	2000*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.412391	11.764239	24.99%	11,820	2009
	14.285188	9.412391	-34.11%	11,917	2008
	14.134939	14.285188	1.06%	13,899	2007
	12.262752	14.134939	15.27%	20,484	2006
	11.381571	12.262752	7.74%	22,811	2005
	10.000000	11.381571	13.82%	4,296	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.788820	9.408753	20.80%	5,802	2009
	11.739304	7.788820	-33.65%	4,525	2008
	11.060891	11.739304	6.13%	1,247	2007
	10.000000	11.060891	10.61%	1,469	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.035620	10.101568	11.80%	5,789	2009
	10.580072	9.035620	-14.60%	7,740	2008
	10.237167	10.580072	3.35%	8,892	2007
	9.958429	10.237167	2.80%	10,068	2006
	9.950715	9.958429	0.08%	2,929	2005
	10.008909	9.950715	-0.58%	1,979	2004
	10.000000	10.008909	0.09%	1,846	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.760162	6.975368	21.10%	0	2009
	9.647223	5.760162	-40.29%	294	2008
	9.729886	9.647223	-0.85%	0	2007
	10.000000	9.729886	-2.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.459602	10.968053	29.65%	123	2009
	14.161115	8.459602	-40.26%	123	2008
	13.340303	14.161115	6.15%	8,905	2007
	11.892729	13.340303	12.17%	5,294	2006
	11.281422	11.892729	5.42%	90	2005
	10.000000	11.281422	12.81%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.315875	13.16%	10	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.451066	24.51%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.588470	9.238844	21.75%	15,497	2009
	10.954073	7.588470	-30.72%	14,596	2008
	10.462278	10.954073	4.70%	10,954	2007
	10.000000	10.462278	4.62%	10,423	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.433308	10.436622	10.64%	455	2009
	10.609831	9.433308	-11.09%	438	2008
	10.444352	10.609831	1.58%	2,434	2007
	10.000000	10.444352	4.44%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.337562	10.249994	39.69%	9,290	2009
	12.121527	7.337562	-39.47%	6,700	2008
	10.744833	12.121527	12.81%	3,711	2007
	10.000000	10.744833	7.45%	2,456	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.239296	8.542120	36.91%	28,299	2009
	11.337557	6.239296	-44.97%	29,608	2008
	10.271422	11.337557	10.38%	11,138	2007
	10.000000	10.271422	2.71%	7,721	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.989361	7.721847	28.93%	1,462	2009
	9.802828	5.989361	-38.90%	1,448	2008
	10.000000	9.802828	-1.97%	517	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.397663	14.975621	44.03%	810	2009
	14.636808	10.397663	-28.96%	888	2008
	14.387216	14.636808	1.73%	5,317	2007
	13.185444	14.387216	9.11%	8,065	2006
	13.054643	13.185444	1.00%	9,716	2005
	12.019681	13.054643	8.61%	9,348	2004
	9.964745	12.019681	20.62%	2,671	2003
	9.785504	9.964745	1.83%	17	2002
	9.518824	9.785504	2.80%	0	2001
	10.519004	9.518824	-9.51%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.227523	11.856601	44.11%	8,381	2009
	11.599384	8.227523	-29.07%	7,922	2008
	11.397886	11.599384	1.77%	10,539	2007
	10.446260	11.397886	9.11%	8,078	2006
	10.000000	10.446260	4.46%	4,766	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.234631	10.537955	27.97%	0	2009
	15.474531	8.234631	-46.79%	0	2008
	12.338107	15.474531	25.42%	0	2007
	9.405787	12.338107	31.18%	0	2006
	7.322103	9.405787	28.46%	0	2005
	6.499712	7.322103	12.65%	0	2004
	4.858005	6.499712	33.79%	0	2003
	6.488671	4.858005	-25.13%	0	2002
	9.219512	6.488671	-29.62%	0	2001
	10.000000	9.219512	-7.80%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.150894	16.822765	27.92%	9,823	2009
	24.705460	13.150894	-46.77%	9,265	2008
	19.697626	24.705460	25.42%	6,132	2007
	15.017832	19.697626	31.16%	6,623	2006
	11.694054	15.017832	28.42%	1,968	2005
	10.366220	11.694054	12.81%	270	2004
	7.764530	10.366220	33.51%	0	2003
	10.000000	7.764530	-22.35%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.973198	13.531767	23.32%	685	2009
	19.985594	10.973198	-45.09%	685	2008
	16.897939	19.985594	18.27%	685	2007
	13.606861	16.897939	24.19%	685	2006
	11.557498	13.606861	17.73%	685	2005
	10.128863	11.557498	14.10%	685	2004
	7.546232	10.128863	34.22%	685	2003
	10.252768	7.546232	-26.40%	661	2002
	12.802092	10.252768	-19.91%	0	2001
	14.799960	12.802092	-13.50%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.693709	18.118948	23.31%	450	2009
	26.754702	14.693709	-45.08%	516	2008
	22.613305	26.754702	18.31%	384	2007
	18.219188	22.613305	24.12%	756	2006
	15.475126	18.219188	17.73%	447	2005
	13.562236	15.475126	14.10%	335	2004
	10.000000	13.562236	35.62%	138	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.135407	7.749115	50.90%	20,905	2009
	10.000000	5.135407	-48.65%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.122477	7.944449	29.76%	6,728	2009
	10.000000	6.122477	-38.78%	8,951	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.355008	8.099592	27.45%	0	2009
	10.000000	6.355008	-36.45%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.916818	9.357952	18.20%	0	2009
	10.000000	7.916818	-20.83%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.194892	8.812871	22.49%	0	2009
	10.000000	7.194892	-28.05%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.066730	10.108923	11.49%	0	2009
	10.000000	9.066730	-9.33%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.552592	9.085842	20.30%	22,849	2009
	10.000000	7.552592	-24.47%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.831944	8.531026	24.87%	3,281	2009
	10.000000	6.831944	-31.68%	653	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.296674	9.631751	16.09%	774	2009
	10.000000	8.296674	-17.03%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.855478	10.576480	7.32%	2,155	2009
	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.839470	11.302080	14.86%	613	2009
	10.000000	9.839470	-1.61%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.928802	22.440645	61.11%	0	2009
	33.429532	13.928802	-58.33%	0	2008
	23.278840	33.429532	43.60%	0	2007
	17.259135	23.278840	34.88%	0	2006
	13.189746	17.259135	30.85%	0	2005
	11.073210	13.189746	19.11%	0	2004
	6.791842	11.073210	63.04%	0	2003
	8.121795	6.791842	-16.38%	0	2002
	8.683765	8.121795	-6.47%	0	2001
	10.000000	8.683765	-13.16%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.351464	24.758534	61.28%	7,825	2009
	36.903183	15.351464	-58.40%	8,795	2008
	25.703155	36.903183	43.57%	14,131	2007
	19.066801	25.703155	34.81%	6,604	2006
	14.569246	19.066801	30.87%	3,451	2005
	12.229998	14.569246	19.13%	1,915	2004
	7.503370	12.229998	62.99%	461	2003
	10.000000	7.503370	-24.97%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.588744	14.778718	1.30%	15,284	2009
	13.728590	14.588744	6.27%	27,711	2008
	12.987757	13.728590	5.70%	38,702	2007
	12.739345	12.987757	1.95%	33,059	2006
	12.505084	12.739345	1.87%	24,749	2005
	12.275758	12.505084	1.87%	10,149	2004
	12.199721	12.275758	0.62%	2,937	2003
	11.142753	12.199721	9.49%	507	2002
	10.531983	11.142753	5.80%	484	2001
	9.485894	10.531983	11.03%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.065003	6.669101	31.67%	894	2009
	8.376797	5.065003	-39.54%	1,236	2008
	7.103661	8.376797	17.92%	812	2007
	6.782293	7.103661	4.74%	1,012	2006
	6.455208	6.782293	5.07%	939	2005
	6.050040	6.455208	6.70%	685	2004
	4.620133	6.050040	30.95%	599	2003
	6.570618	4.620133	-29.68%	130	2002
	9.269045	6.570618	-29.11%	75	2001
	12.788549	9.269045	-27.52%	880	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.581420	8.350063	26.87%	318	2009
	11.723228	6.581420	-43.86%	265	2008
	10.864484	11.723228	7.90%	47	2007
	10.000000	10.864484	8.64%	47	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.623865	12.076832	25.49%	59,729	2009
	15.446943	9.623865	-37.70%	70,269	2008
	14.778924	15.446943	4.52%	70,582	2007
	12.818377	14.778924	15.29%	54,073	2006
	12.038453	12.818377	6.48%	22,509	2005
	10.702064	12.038453	12.49%	9,661	2004
	8.226725	10.702064	30.09%	3,585	2003
	10.000000	8.226725	-17.73%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	7.916818	9.357952	18.20%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	7.194892	8.812871	22.49%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.219083	12.073063	7.61%	5,425	2009
	12.101477	11.219083	-7.29%	4,317	2008
	11.641531	12.101477	3.95%	4,318	2007
	11.115251	11.641531	4.73%	2,566	2006
	10.906285	11.115251	1.92%	4,478	2005
	10.564049	10.906285	3.24%	4,136	2004
	9.923961	10.564049	6.45%	2,518	2003
	10.000000	9.923961	-0.76%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.412824	12.237903	17.53%	61,139	2009
	13.743287	10.412824	-24.23%	59,290	2008
	13.186120	13.743287	4.23%	62,597	2007
	12.003325	13.186120	9.85%	70,077	2006
	11.549873	12.003325	3.93%	52,711	2005
	10.688646	11.549873	8.06%	15,298	2004
	9.025163	10.688646	18.43%	5,007	2003
	10.000000	9.025163	-9.75%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.024929	12.301916	22.71%	88,346	2009
	14.811897	10.024929	-32.32%	88,891	2008
	14.145692	14.811897	4.71%	81,376	2007
	12.518467	14.145692	13.00%	81,391	2006
	11.851157	12.518467	5.63%	60,564	2005
	10.717277	11.851157	10.58%	16,745	2004
	8.578257	10.717277	24.94%	1,138	2003
	10.000000	8.578257	-14.22%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.893172	12.310900	13.01%	30,222	2009
	12.997689	10.893172	-16.19%	32,809	2008
	12.447195	12.997689	4.42%	31,734	2007
	11.636906	12.447195	6.96%	22,908	2006
	11.289284	11.636906	3.08%	11,029	2005
	10.679239	11.289284	5.71%	307	2004
	9.521061	10.679239	12.16%	0	2003
	10.000000	9.521061	-4.79%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.330450	22.031318	34.91%	28,870	2009
	26.054702	16.330450	-37.32%	31,943	2008
	24.556798	26.054702	6.10%	34,496	2007
	22.651820	24.556798	8.41%	39,273	2006
	20.482702	22.651820	10.59%	26,352	2005
	17.940543	20.482702	14.17%	13,148	2004
	13.505833	17.940543	32.84%	4,655	2003
	16.164624	13.505833	-16.45%	209	2002
	16.603938	16.164624	-2.65%	144	2001
	14.608445	16.603938	13.66%	12	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.952729	11.796315	-1.31%	67,201	2009
	11.872477	11.952729	0.68%	108,034	2008
	11.485385	11.872477	3.37%	34,099	2007
	11.137564	11.485385	3.12%	25,346	2006
	10.996174	11.137564	1.29%	29,440	2005
	11.056941	10.996174	-0.55%	19,763	2004
	11.138565	11.056941	-0.73%	573	2003
	11.155845	11.138565	-0.15%	497	2002
	10.916008	11.155845	2.20%	304	2001
	10.435669	10.916008	4.60%	167	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.860742	14.553266	22.70%	6,370	2009
	14.536664	11.860742	-18.41%	6,093	2008
	14.085245	14.536664	3.20%	9,346	2007
	13.618583	14.085245	3.43%	9,986	2006
	13.509902	13.618583	0.80%	11,943	2005
	12.854836	13.509902	5.10%	3,412	2004
	11.622486	12.854836	10.60%	149	2003
	10.989466	11.622486	5.76%	36	2002
	10.692772	10.989466	2.77%	0	2001
	10.258279	10.692772	4.24%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.455985	34.56%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.084812	8.191216	34.62%	10,640	2009
	10.000000	6.084812	-39.15%	8,536	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.768783	15.074088	28.09%	3,115	2009
	22.230070	11.768783	-47.06%	5,363	2008
	21.894163	22.230070	1.53%	8,515	2007
	18.080291	21.894163	21.09%	10,181	2006
	16.355551	18.080291	10.55%	6,427	2005
	13.786097	16.355551	18.64%	2,461	2004
	10.000000	13.786097	37.86%	2	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.306937	8.074482	28.03%	10,196	2009
	10.000000	6.306937	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.291166	7.907475	25.69%	490	2009
	10.000000	6.291166	-37.09%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.222846	7.803801	25.41%	31,381	2009
	10.000000	6.222846	-37.77%	2,743	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.696728	8.619231	28.71%	13,443	2009
	10.000000	6.696728	-33.03%	6,151	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.954701	11.259668	25.74%	4,482	2009
	16.941859	8.954701	-47.14%	5,000	2008
	15.649135	16.941859	8.26%	3,372	2007
	15.369821	15.649135	1.82%	4,131	2006
	14.413376	15.369821	6.64%	3,572	2005
	12.882319	14.413376	11.88%	2,256	2004
	9.725788	12.882319	32.46%	752	2003
	14.778663	9.725788	-34.19%	525	2002
	16.803658	14.778663	-12.05%	11	2001
	20.318124	16.803658	-17.30%	0	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.106873	26.280420	24.51%	6,892	2009
	31.535594	21.106873	-33.07%	6,786	2008
	34.336874	31.535594	-8.16%	6,973	2007
	29.673774	34.336874	15.71%	7,164	2006
	29.181930	29.673774	1.69%	4,532	2005
	25.218705	29.181930	15.72%	2,850	2004
	16.297452	25.218705	54.74%	750	2003
	22.681958	16.297452	-28.15%	26	2002
	17.925387	22.681958	26.54%	7	2001
	16.339365	17.925387	9.71%	3	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.056405	22.665147	32.88%	4,000	2009
	27.972742	17.056405	-39.02%	5,196	2008
	27.765664	27.972742	0.75%	7,017	2007
	25.120487	27.765664	10.53%	7,896	2006
	22.670814	25.120487	10.81%	5,565	2005
	19.308104	22.670814	17.42%	2,265	2004
	13.879545	19.308104	39.11%	85	2003
	17.018889	13.879545	-18.45%	44	2002
	18.493168	17.018889	-7.97%	13	2001
	17.213333	18.493168	7.44%	127	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.621508	10.724675	24.39%	11,696	2009
	14.953776	8.621508	-42.35%	14,269	2008
	14.013068	14.953776	6.71%	14,238	2007
	12.500702	14.013068	12.10%	13,266	2006
	11.793631	12.500702	6.00%	10,060	2005
	10.892809	11.793631	8.27%	6,551	2004
	8.659317	10.892809	25.79%	1,439	2003
	10.621089	8.659317	-18.47%	1,340	2002
	12.210612	10.621089	-13.02%	883	2001
	12.644908	12.210612	-3.43%	1,081	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.595431	7.221893	29.07%	54,664	2009
	10.000000	5.595431	-44.05%	96	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.853625	10.411702	5.66%	6,743	2009
	10.000000	9.853625	-1.46%	3,255	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.942074	29.42%	11	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.916734	29.17%	5,350	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.273910	10.492443	26.81%	16,316	2009
	13.311361	8.273910	-37.84%	18,958	2008
	13.800459	13.311361	-3.54%	34,682	2007
	12.069113	13.800459	14.35%	34,466	2006
	11.735400	12.069113	2.84%	27,154	2005
	10.124293	11.735400	15.91%	16,607	2004
	7.808298	10.124293	29.66%	5,085	2003
	10.573946	7.808298	-26.16%	621	2002
	12.202501	10.573946	-13.35%	0	2001
	13.838584	12.202501	-11.82%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.315688	14.706817	42.57%	6,672	2009
	19.193963	10.315688	-46.26%	6,598	2008
	17.046145	19.193963	12.60%	11,597	2007
	16.006534	17.046145	6.49%	13,392	2006
	15.437819	16.006534	3.68%	13,064	2005
	14.633993	15.437819	5.49%	8,586	2004
	11.328575	14.633993	29.18%	3,591	2003
	15.700970	11.328575	-27.85%	770	2002
	18.207193	15.700970	-13.77%	426	2001
	18.497677	18.207193	-1.57%	673	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.555289	18.680692	37.81%	18,203	2009
	22.976209	13.555289	-41.00%	19,014	2008
	21.904136	22.976209	4.89%	19,413	2007
	18.865932	21.904136	16.10%	17,044	2006
	16.725308	18.865932	12.80%	10,594	2005
	14.223775	16.725308	17.59%	4,509	2004
	10.000000	14.223775	42.24%	1,069	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.519524	11.747140	37.88%	1,503	2009
	14.439213	8.519524	-41.00%	1,503	2008
	13.767875	14.439213	4.88%	2,147	2007
	11.857869	13.767875	16.11%	2,203	2006
	10.515171	11.857869	12.77%	2,262	2005
	8.944883	10.515171	17.56%	2,333	2004
	6.339745	8.944883	41.09%	2,346	2003
	8.253527	6.339745	-23.19%	2,096	2002
	9.512275	8.253527	-13.23%	571	2001
	10.000000	9.512275	-4.88%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.993510	2.492736	25.04%	43	2009
	9.573619	1.993510	-79.18%	11	2008
	10.000000	9.573619	-4.26%	5	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.179565	2.694504	23.63%	0	2009
	10.359570	2.179565	-78.96%	0	2008
	10.512796	10.359570	-1.46%	0	2007
	10.000000	10.512796	5.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.472790	11.988148	26.55%	42,732	2009
	15.606456	9.472790	-39.30%	54,065	2008
	15.150935	15.606456	3.01%	66,803	2007
	13.351587	15.150935	13.48%	66,549	2006
	12.770576	13.351587	4.55%	47,268	2005
	11.826595	12.770576	7.98%	30,131	2004
	9.460540	11.826595	25.01%	18,439	2003
	11.810153	9.460540	-19.89%	5,458	2002
	13.326790	11.810153	-11.38%	4,613	2001
	14.807604	13.326790	-10.00%	4,179	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.979109	8.092326	35.34%	782	2009
	9.749103	5.979109	-38.67%	4,989	2008
	10.004288	9.749103	-2.55%	4,280	2007
	10.000000	10.004288	0.04%	1,891	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.769449	11.471960	30.82%	11,206	2009
	17.453795	8.769449	-49.76%	11,685	2008
	16.640228	17.453795	4.89%	15,366	2007
	16.383114	16.640228	1.57%	17,934	2006
	14.784164	16.383114	10.82%	17,167	2005
	12.511950	14.784164	18.16%	11,364	2004
	10.098682	12.511950	23.90%	3,256	2003
	14.177025	10.098682	-28.77%	919	2002
	20.910873	14.177025	-32.20%	274	2001
	23.879534	20.910873	-12.43%	58	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.867188	8.67%	182	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.946630	9.47%	2,200	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.140273	11.838646	16.75%	0	2009
	11.055641	10.140273	-8.28%	0	2008
	10.129406	11.055641	9.14%	0	2007
	10.000000	10.129406	1.29%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.501340	12.937746	12.49%	0	2009
	11.130186	11.501340	3.33%	0	2008
	10.376152	11.130186	7.27%	0	2007
	10.000000	10.376152	3.76%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.314237	9.844542	55.91%	0	2009
	11.283020	6.314237	-44.04%	0	2008
	11.000705	11.283020	2.57%	0	2007
	10.000000	11.000705	10.01%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.578555	8.951281	18.11%	0	2009
	12.468578	7.578555	-39.22%	0	2008
	11.608696	12.468578	7.41%	0	2007
	10.000000	11.608696	16.09%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.400494	7.669714	42.02%	0	2009
	9.118956	5.400494	-40.78%	0	2008
	10.320878	9.118956	-11.65%	0	2007
	10.000000	10.320878	3.21%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.271398	10.250996	23.93%	0	2009
	11.517362	8.271398	-28.18%	0	2008
	11.010997	11.517362	4.60%	0	2007
	10.000000	11.010997	10.11%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.018770	9.209575	31.21%	0	2009
	11.555230	7.018770	-39.26%	0	2008
	11.393429	11.555230	1.42%	0	2007
	10.000000	11.393429	13.93%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.356950	12.537717	70.42%	0	2009
	10.650762	7.356950	-30.93%	0	2008
	10.577747	10.650762	0.69%	0	2007
	10.000000	10.577747	5.78%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.119358	10.951541	53.83%	0	2009
	11.751183	7.119358	-39.42%	0	2008
	10.805147	11.751183	8.76%	0	2007
	10.000000	10.805147	8.05%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.623979	10.824826	41.98%	0	2009
	10.803640	7.623979	-29.43%	0	2008
	10.752333	10.803640	0.48%	0	2007
	10.000000	10.752333	7.52%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.612552	7.485480	33.37%	0	2009
	10.780612	5.612552	-47.94%	0	2008
	10.348974	10.780612	4.17%	0	2007
	10.000000	10.348974	3.49%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.218075	8.175667	31.48%	0	2009
	10.016465	6.218075	-37.92%	0	2008
	10.823320	10.016465	-7.45%	0	2007
	10.000000	10.823320	8.23%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.025266	8.680436	23.56%	984	2009
	11.173803	7.025266	-37.13%	571	2008
	10.994446	11.173803	1.63%	456	2007
	10.000000	10.994446	9.94%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.025266	8.680436	23.56%	984	2009
	11.173803	7.025266	-37.13%	571	2008
	10.994446	11.173803	1.63%	456	2007
	10.000000	10.994446	9.94%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.589082	10.372014	8.16%	9	2009
	10.824988	9.589082	-11.42%	1,830	2008
	10.406425	10.824988	4.02%	4,097	2007
	10.000000	10.406425	4.06%	3,314	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.314305	35.085823	28.45%	88	2009
	32.565389	27.314305	-16.12%	143	2008
	30.989172	32.565389	5.09%	147	2007
	28.348378	30.989172	9.32%	2,157	2006
	25.599081	28.348378	10.74%	2,228	2005
	23.577028	25.599081	8.58%	2,230	2004
	18.691227	23.577028	26.14%	596	2003
	17.347230	18.691227	7.75%	53	2002
	15.972670	17.347230	8.61%	0	2001
	14.534982	15.972670	9.89%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.875959	12.911901	30.74%	0	2009
	18.079359	9.875959	-45.37%	0	2008
	15.994480	18.079359	13.03%	0	2007
	12.956307	15.994480	23.45%	0	2006
	11.824310	12.956307	9.57%	0	2005
	10.210629	11.824310	15.80%	0	2004
	8.123074	10.210629	25.70%	0	2003
	10.000000	8.123074	-18.77%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.658815	22.438677	110.52%	0	2009
	30.653451	10.658815	-65.23%	0	2008
	22.589129	30.653451	35.70%	0	2007
	16.409772	22.589129	37.66%	0	2006
	12.614189	16.409772	30.09%	0	2005
	10.000000	12.614189	26.14%	0	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	21.193516	44.570461	110.30%	0	2009
	61.000464	21.193516	-65.26%	0	2008
	44.936453	61.000464	35.75%	0	2007
	32.653846	44.936453	37.61%	0	2006
	25.075792	32.653846	30.22%	0	2005
	20.191153	25.075792	24.19%	0	2004
	13.274041	20.191153	52.11%	14	2003
	13.857976	13.274041	-4.21%	11	2002
	14.308006	13.857976	-3.15%	0	2001
	24.947866	14.308006	-42.65%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	26.992877	41.949101	55.41%	0	2009
	50.790086	26.992877	-46.85%	22	2008
	35.422343	50.790086	43.38%	22	2007
	28.841712	35.422343	22.82%	22	2006
	19.275174	28.841712	49.63%	22	2005
	15.728084	19.275174	22.55%	22	2004
	11.011517	15.728084	42.83%	20	2003
	11.487829	11.011517	-4.15%	10	2002
	13.004291	11.487829	-11.66%	0	2001
	11.832203	13.004291	9.91%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.470460	27.165127	55.49%	0	2009
	32.855614	17.470460	-46.83%	26	2008
	22.918869	32.855614	43.36%	24	2007
	18.654364	22.918869	22.86%	19	2006
	12.471404	18.654364	49.58%	13	2005
	10.000000	12.471404	24.71%	6	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.082528	30.83%	1,264	2009*

Unassociated Document
Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.195961	8.715275	40.66%	0	2009
	10.000000	6.195961	-38.04%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.211657	12.183910	8.67%	0	2009
	11.554412	11.211657	-2.97%	0	2008
	10.703194	11.554412	7.95%	0	2007
	10.685142	10.703194	0.17%	0	2006
	10.669705	10.685142	0.14%	0	2005
	10.226939	10.669705	4.33%	0	2004
	10.000000	10.226939	2.27%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.910108	11.539646	16.44%	0	2009
	15.365439	9.910108	-35.50%	0	2008
	15.595327	15.365439	-1.47%	0	2007
	13.507947	15.595327	15.45%	0	2006
	13.092858	13.507947	3.17%	0	2005
	11.751833	13.092858	11.41%	0	2004
	9.213961	11.751833	27.54%	0	2003
	11.590032	9.213961	-20.50%	0	2002
	12.827110	11.590032	-9.64%	0	2001
	14.553111	12.827110	-11.86%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.630932	14.021379	31.89%	0	2009
	19.541206	10.630932	-45.60%	0	2008
	16.788644	19.541206	16.40%	0	2007
	13.618248	16.788644	23.28%	0	2006
	12.194706	13.618248	11.67%	0	2005
	10.761728	12.194706	13.32%	0	2004
	8.765875	10.761728	22.77%	0	2003
	11.165028	8.765875	-21.49%	0	2002
	15.989500	11.165028	-30.17%	0	2001
	19.495801	15.989500	-17.98%	0	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.938834	10.171685	28.13%	0	2009
	10.643035	7.938834	-25.41%	0	2008
	11.049729	10.643035	-3.68%	4	2007
	10.000000	11.049729	10.50%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.428331	17.052167	18.19%	5	2009
	19.984662	14.428331	-27.80%	6	2008
	21.367955	19.984662	-6.47%	0	2007
	18.263666	21.367955	17.00%	0	2006
	17.634549	18.263666	3.57%	0	2005
	15.642757	17.634549	12.73%	0	2004
	12.302130	15.642757	27.15%	0	2003
	14.279045	12.302130	-13.84%	0	2002
	12.836968	14.279045	11.23%	0	2001
	11.019041	12.836968	16.50%	0	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.063857	20.64%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.101066	1.01%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.879210	12.178690	23.28%	0	2009
	14.503198	9.879210	-31.88%	0	2008
	14.807242	14.503198	-2.05%	0	2007
	13.125399	14.807242	12.81%	0	2006
	12.413331	13.125399	5.74%	0	2005
	10.329023	12.413331	20.18%	0	2004
	7.603070	10.329023	35.85%	0	2003
	10.000000	7.603070	-23.97%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.560169	9.970594	31.88%	0	2009
	11.692955	7.560169	-35.34%	0	2008
	11.003223	11.692955	6.27%	1	2007
	10.218827	11.003223	7.68%	1	2006
	10.001884	10.218827	2.17%	1	2005
	9.550729	10.001884	4.72%	1	2004
	7.687264	9.550729	24.24%	1	2003
	10.972704	7.687264	-29.94%	1	2002
	14.374715	10.972704	-23.67%	1	2001
	16.385550	14.374715	-12.27%	12	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.167807	11.419938	24.57%	8	2009
	14.792314	9.167807	-38.02%	9	2008
	14.254382	14.792314	3.77%	1,245	2007
	12.516404	14.254382	13.89%	894	2006
	12.124769	12.516404	3.23%	474	2005
	11.114277	12.124769	9.09%	207	2004
	8.781243	11.114277	26.57%	1	2003
	11.471393	8.781243	-23.45%	1	2002
	13.249172	11.471393	-13.42%	1	2001
	14.810885	13.249172	-10.54%	27	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.503190	12.692396	20.84%	0	2009
	15.120919	10.503190	-30.54%	0	2008
	14.315710	15.120919	5.62%	0	2007
	12.464569	14.315710	14.85%	0	2006
	12.110835	12.464569	2.92%	0	2005
	11.692755	12.110835	3.58%	0	2004
	9.786828	11.692755	19.47%	0	2003
	11.917939	9.786828	-17.88%	0	2002
	13.329025	11.917939	-10.59%	0	2001
	13.605834	13.329025	-2.03%	0	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.553222	14.906875	18.75%	6	2009
	13.732251	12.553222	-8.59%	326	2008
	13.216733	13.732251	3.90%	204	2007
	12.869267	13.216733	2.70%	0	2006
	12.884321	12.869267	-0.12%	0	2005
	12.610763	12.884321	2.17%	0	2004
	12.222015	12.610763	3.18%	0	2003
	11.340121	12.222015	7.78%	0	2002
	10.648571	11.340121	6.49%	0	2001
	9.777237	10.648571	8.91%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.313085	10.176442	22.41%	9	2009
	11.253089	8.313085	-26.13%	10	2008
	10.505459	11.253089	7.12%	0	2007
	10.000000	10.505459	5.05%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.584783	9.630658	26.97%	0	2009
	11.432335	7.584783	-33.65%	0	2008
	10.525423	11.432335	8.62%	0	2007
	10.000000	10.525423	5.25%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.059531	9.146676	29.56%	0	2009
	11.562493	7.059531	-38.94%	0	2008
	10.545563	11.562493	9.64%	0	2007
	10.000000	10.545563	5.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.289253	17.776459	33.77%	806	2009
	23.487077	13.289253	-43.42%	975	2008
	20.272919	23.487077	15.85%	726	2007
	18.424638	20.272919	10.03%	598	2006
	15.991270	18.424638	15.22%	488	2005
	11.061341	15.991270	13.73%	464	2004
	11.110642	11.061341	26.56%	464	2003
	12.441038	11.110642	-10.69%	465	2002
	14.398684	12.441038	-13.60%	0	2001
	15.653161	14.398684	-8.01%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.048851	8.801514	45.51%	0	2009
	13.455244	6.048851	-55.04%	0	2008
	9.370407	13.455244	43.59%	0	2007
	10.000000	9.370407	-6.30%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.944576	12.750014	28.21%	0	2009
	17.603654	9.944576	-43.51%	0	2008
	17.605402	17.603654	-0.01%	1	2007
	14.868984	17.605402	18.40%	1	2006
	14.258511	14.868984	4.28%	1	2005
	12.983123	14.258511	9.82%	1	2004
	10.111588	12.983123	28.40%	1	2003
	12.355466	10.111588	-18.16%	1	2002
	13.203880	12.355466	-6.43%	1	2001
	12.363474	13.203880	6.80%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.418346	7.785067	43.68%	0	2009
	12.228638	5.418346	-55.69%	0	2008
	10.080384	12.228638	21.31%	0	2007
	9.708462	10.080384	3.83%	0	2006
	9.044412	9.708462	7.34%	0	2005
	8.567950	9.044412	5.56%	0	2004
	6.701675	8.567950	27.85%	0	2003
	8.704709	6.701675	-23.01%	0	2002
	10.319040	8.704709	-15.64%	0	2001
	12.635267	10.319040	-18.33%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.135167	10.279106	26.35%	0	2009
	15.636843	8.135167	-47.97%	0	2008
	12.500955	15.636843	25.09%	1	2007
	11.878333	12.500955	5.24%	1	2006
	11.399783	11.878333	4.20%	1	2005
	11.196253	11.399783	1.82%	1	2004
	8.551687	11.196253	30.92%	1	2003
	12.425772	8.551687	-31.18%	1	2002
	15.318941	12.425772	-18.89%	1	2001
	17.468631	15.318941	-12.31%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.504019	12.055544	41.76%	0	2009
	11.509516	8.504019	-26.11%	0	2008
	11.371725	11.509516	1.21%	0	2007
	10.373232	11.371725	9.63%	0	2006
	10.261209	10.373232	1.09%	0	2005
	9.506798	10.261209	7.94%	0	2004
	7.593653	9.506798	25.19%	0	2003
	7.432559	7.593653	2.17%	0	2002
	8.556624	7.432559	-13.14%	0	2001
	11.213084	8.556624	-23.69%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.243785	10.280217	41.92%	0	2009
	9.792776	7.243785	-26.03%	0	2008
	10.000000	9.792776	-2.07%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.552916	12.036092	14.05%	2	2009
	11.073183	10.552916	-4.70%	2	2008
	10.777370	11.073183	2.74%	2	2007
	10.479364	10.777370	2.84%	0	2006
	10.411178	10.479364	0.65%	0	2005
	10.121844	10.411178	2.86%	0	2004
	10.000000	10.121844	1.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.689160	9.234738	38.06%	1,006	2009
	11.215287	6.689160	-40.36%	176	2008
	9.849935	11.215287	13.86%	82	2007
	10.000000	9.849935	-1.50%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.462720	14.290321	24.67%	0	2009
	20.710438	11.462720	-44.65%	0	2008
	17.922234	20.710438	15.56%	0	2007
	15.410290	17.922234	16.30%	0	2006
	13.136258	15.410290	17.31%	0	2005
	11.739347	13.136258	11.90%	0	2004
	8.313864	11.739347	41.20%	0	2003
	10.585490	8.313864	-21.46%	0	2002
	13.637938	10.585490	22.38%	0	2001
	17.106743	13.637938	-20.28%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.649405	13.281875	24.72%	0	2009
	19.245422	10.649405	-44.67%	142	2008
	16.651827	19.245422	15.58%	97	2007
	14.317604	16.651827	16.30%	0	2006
	12.209635	14.317604	17.26%	0	2005
	10.910427	12.209635	11.91%	0	2004
	7.724242	10.910427	41.25%	0	2003
	10.000000	7.724242	-22.76%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.553572	11.722632	55.19%	0	2009
	15.691143	7.553572	-51.86%	0	2008
	15.071219	15.691143	4.11%	0	2007
	13.154007	15.071219	14.58%	0	2006
	13.007940	13.154007	1.12%	647	2005
	11.573740	13.007940	12.39%	647	2004
	7.438892	11.573740	55.58%	647	2003
	10.000000	7.438892	-25.61%	647	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.884068	10.540823	33.70%	1,310	2009
	11.367190	7.884068	-30.64%	0	2008
	11.112000	11.367190	2.30%	0	2007
	10.000000	11.112000	11.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.452025	8.216525	27.35%	9	2009
	9.769322	6.452025	-33.96%	0	2008
	10.150386	9.769322	-3.75%	0	2007
	10.000000	10.150386	1.50%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.593718	8.468198	28.43%	0	2009
	10.000000	6.593718	-34.06%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.313407	10.746557	70.22%	0	2009
	13.529433	6.313407	-53.34%	0	2008
	10.662627	13.529433	26.89%	0	2007
	10.000000	10.662627	6.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.584566	14.333510	35.42%	0	2009
	17.962143	10.584566	-41.07%	0	2008
	15.734309	17.962143	14.16%	0	2007
	13.112067	15.734309	20.00%	0	2006
	12.036709	13.112067	8.93%	0	2005
	10.269420	12.036709	17.21%	0	2004
	7.857358	10.269420	30.70%	0	2003
	10.000000	7.857358	-21.43%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.258526	9.819093	35.28%	0	2009
	12.350333	7.258526	-41.23%	8	2008
	10.850622	12.350333	13.82%	9	2007
	10.000000	10.850622	8.51%	1	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.971313	14.009423	17.02%	328	2009
	11.431762	11.971313	4.72%	0	2008
	10.442823	11.431762	9.47%	0	2007
	10.000000	10.442823	4.43%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	6.152307	7.322973	19.03%	0	2009
	10.875701	6.152307	-43.43%	0	2008
	9.872617	10.875701	10.16%	0	2007
	10.000000	9.872617	-1.27%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	5.724115	8.013895	40.00%	0	2009
	10.980495	5.724115	-47.87%	0	2008
	10.074567	10.980495	8.99%	0	2007
	10.000000	10.074567	0.75%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.282354	10.426437	25.89%	0	2009
	11.768074	8.282354	-29.62%	0	2008
	10.671018	11.768074	10.28%	0	2007
	10.000000	10.671018	6.71%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.477839	8.400806	29.69%	0	2009
	11.869320	6.477839	-45.42%	0	2008
	12.744751	11.869320	-6.87%	0	2007
	10.000000	12.744751	27.45%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.447264	16.598334	33.35%	0	2009
	21.174672	12.447264	-41.22%	0	2008
	18.721215	21.174672	13.11%	0	2007
	14.805963	18.721215	26.44%	0	2006
	12.732798	14.805963	16.28%	0	2005
	10.413687	12.732798	22.27%	0	2004
	8.183208	10.413687	27.26%	0	2003
	10.000000	8.183208	-18.17%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.387222	21.437776	23.30%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.326003	9.107636	43.97%	0	2009
	11.520915	6.326003	-45.09%	0	2008
	8.552224	11.520915	34.71%	1	2007
	7.948696	8.552224	7.59%	1	2006
	7.161930	7.948696	10.99%	1	2005
	6.157266	7.161930	16.32%	1	2004
	5.193752	6.157266	18.55%	2	2003
	6.265584	5.193752	-17.11%	1	2002
	8.129929	6.265584	-22.93%	2	2001
	10.000000	8.129929	-18.70%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.931839	12.286059	54.90%	0	2009
	14.338854	7.931839	-44.68%	0	2008
	11.944978	14.338854	20.04%	0	2007
	11.223011	11.944978	6.43%	0	2006
	10.223851	11.223011	9.77%	0	2005
	10.283100	10.223851	-0.58%	0	2004
	7.088099	10.283100	45.08%	0	2003
	10.000000	7.088099	-29.12%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.595933	4.015918	54.70%	0	2009
	4.699186	2.595933	-44.76%	0	2008
	3.916461	4.699186	19.99%	0	2007
	3.683574	3.916461	6.32%	0	2006
	3.348910	3.683574	9.99%	0	2005
	3.377335	3.348910	-0.84%	0	2004
	2.338439	3.377335	44.43%	0	2003
	4.015227	2.338439	-41.76%	0	2002
	6.497274	4.015227	-38.20%	0	2001
	10.000000	6.497274	-35.03%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.456513	23.759654	76.57%	2	2009
	28.558402	13.456513	-52.88%	3	2008
	22.616725	28.558402	26.27%	977	2007
	15.635606	22.616725	44.65%	769	2006
	12.011186	15.635606	30.18%	478	2005
	10.261664	12.011186	17.05%	228	2004
	7.735029	10.261664	32.66%	0	2003
	10.000000	7.735029	-22.65%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.834034	13.832197	76.57%	0	2009
	16.632567	7.834034	-52.90%	0	2008
	13.177706	16.632567	26.22%	0	2007
	9.114282	13.177706	44.58%	0	2006
	7.005646	9.114282	30.10%	0	2005
	5.986432	7.005646	17.03%	0	2004
	4.512894	5.986432	32.65%	0	2003
	6.165048	4.512894	-26.80%	0	2002
	8.166613	6.165048	-24.51%	849	2001
	10.000000	8.166613	-18.33%	649	2000*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.390184	11.730542	24.92%	0	2009
	14.258726	9.390184	-34.14%	0	2008
	14.115945	14.258726	1.01%	0	2007
	12.252465	14.115945	15.21%	0	2006
	11.377764	12.252465	7.69%	0	2005
	10.000000	11.377764	13.78%	0	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.778283	9.391265	20.74%	7	2009
	11.729383	7.778283	-33.69%	164	2008
	11.057180	11.729383	6.08%	77	2007
	10.000000	11.057180	10.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.009695	10.067484	11.74%	0	2009
	10.555062	9.009695	-14.64%	0	2008
	10.218181	10.555062	3.30%	0	2007
	9.944989	10.218181	2.75%	0	2006
	9.942308	9.944989	0.03%	0	2005
	10.005513	9.942308	-0.63%	0	2004
	10.000000	10.005513	0.06%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.752371	6.962419	21.04%	0	2009
	9.639072	5.752371	-40.32%	0	2008
	9.726615	9.639072	-0.90%	0	2007
	10.000000	9.726615	-2.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.439623	10.936610	29.59%	0	2009
	14.134860	8.439623	-40.29%	0	2008
	13.322362	14.134860	6.10%	10	2007
	11.882732	13.322362	12.12%	2	2006
	11.277640	11.882732	5.37%	0	2005
	10.000000	11.277640	12.78%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.312041	13.12%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.446849	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.578222	9.221689	21.69%	0	2009
	10.944829	7.578222	-30.76%	0	2008
	10.458763	10.944829	4.65%	0	2007
	10.000000	10.458763	4.59%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.420556	10.417221	10.58%	0	2009
	10.600857	9.420556	-11.13%	0	2008
	10.440837	10.600857	1.53%	0	2007
	10.000000	10.440837	4.41%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.327629	10.230924	39.62%	0	2009
	12.111276	7.327629	-39.50%	0	2008
	10.741225	12.111276	12.76%	0	2007
	10.000000	10.741225	7.41%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.230855	8.526248	36.84%	3	2009
	11.327974	6.230855	-45.00%	3	2008
	10.267965	11.327974	10.32%	3	2007
	10.000000	10.267965	2.68%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.984290	7.711392	28.86%	0	2009
	9.799507	5.984290	-38.93%	0	2008
	10.000000	9.799507	-2.00%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.343788	14.890479	43.96%	0	2009
	14.568352	10.343788	-29.00%	0	2008
	14.327225	14.568352	1.68%	0	2007
	13.137103	14.327225	9.06%	0	2006
	13.013356	13.137103	0.95%	0	2005
	11.987751	13.013356	8.56%	0	2004
	9.943317	11.987751	20.56%	0	2003
	9.769394	9.943317	1.78%	0	2002
	9.507993	9.769394	2.75%	0	2001
	10.512337	9.507993	-9.55%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.212227	11.828576	44.04%	0	2009
	11.583704	8.212227	-29.11%	160	2008
	11.388285	11.583704	1.72%	78	2007
	10.442736	11.388285	9.05%	0	2006
	10.000000	10.442736	4.43%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.200240	10.488624	27.91%	0	2009
	15.417748	8.200240	-46.81%	0	2008
	12.299092	15.417748	25.36%	0	2007
	9.380789	12.299092	31.11%	0	2006
	7.306337	9.380789	28.39%	0	2005
	6.489005	7.306337	12.60%	0	2004
	4.852467	6.489005	33.73%	0	2003
	6.484565	4.852467	-25.17%	0	2002
	9.218392	6.484565	29.66%	0	2001
	10.000000	9.218392	-7.82%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.106515	16.757493	27.86%	855	2009
	24.634597	13.106515	-46.80%	855	2008
	19.651130	24.634597	25.36%	705	2007
	14.989960	19.651130	31.10%	658	2006
	11.678247	14.989960	28.36%	0	2005
	10.357459	11.678247	12.75%	0	2004
	7.761892	10.357459	33.44%	0	2003
	10.000000	7.761892	-22.38%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.916317	13.454805	23.25%	0	2009
	19.892114	10.916317	-45.12%	0	2008
	16.827483	19.892114	18.21%	45	2007
	13.556971	16.827483	24.12%	45	2006
	11.520951	13.556971	17.67%	46	2005
	10.101947	11.520951	14.05%	47	2004
	7.529984	10.101947	34.16%	48	2003
	10.235887	7.529984	-26.44%	50	2002
	12.787543	10.235887	-19.95%	51	2001
	14.790595	12.787543	-13.54%	52	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.651550	18.057807	23.25%	0	2009
	26.691509	14.651550	-45.11%	0	2008
	22.571390	26.691509	18.25%	0	2007
	18.194610	22.571390	24.06%	0	2006
	15.462062	18.194610	17.67%	0	2005
	13.557650	15.462062	14.05%	0	2004
	10.000000	13.557650	35.58%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.133661	7.742536	50.82%	0	2009
	10.000000	5.133661	-48.66%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.120401	7.937739	29.69%	11	2009
	10.000000	6.120401	-38.80%	11	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.352856	8.092734	27.39%	0	2009
	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.914141	9.350064	18.14%	0	2009
	10.000000	7.914141	-20.86%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.192456	8.805424	22.43%	0	2009
	10.000000	7.192456	-28.08%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.063670	10.100382	11.44%	0	2009
	10.000000	9.063670	-9.36%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.550034	9.078170	20.24%	0	2009
	10.000000	7.550034	-24.50%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.829631	8.523825	24.81%	0	2009
	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.293877	9.623621	16.03%	5,232	2009
	10.000000	8.293877	-17.06%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.852148	10.567560	7.26%	0	2009
	10.000000	9.852148	-1.48%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.836146	11.292531	14.81%	0	2009
	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.870698	22.335735	61.03%	0	2009
	33.307042	13.870698	-58.36%	0	2008
	23.205358	33.307042	43.53%	0	2007
	17.213353	23.205358	34.81%	0	2006
	13.161389	17.213353	30.79%	0	2005
	11.054993	13.161389	19.05%	0	2004
	6.784099	11.054993	62.95%	0	2003
	8.116661	6.784099	-16.42%	0	2002
	8.682706	8.116661	-6.52%	0	2001
	10.000000	8.682706	-13.17%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.299635	24.662454	61.20%	0	2009
	36.797325	15.299635	-58.42%	0	2008
	25.642476	36.797325	43.50%	0	2007
	19.031401	25.642476	34.74%	0	2006
	14.549538	19.031401	30.80%	0	2005
	12.219653	14.549538	19.07%	0	2004
	7.500827	12.219653	62.91%	0	2003
	10.000000	7.500827	-24.99%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.513118	14.694661	1.25%	6	2009
	13.664343	14.513118	6.21%	5	2008
	12.933561	13.664343	5.65%	0	2007
	12.692608	12.933561	1.90%	0	2006
	12.465513	12.692608	1.82%	0	2005
	12.243119	12.465513	1.82%	0	2004
	12.173458	12.243119	0.57%	0	2003
	11.124403	12.173458	9.43%	0	2002
	10.519995	11.124403	5.75%	0	2001
	9.479885	10.519995	10.97%	43	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.038723	6.631125	31.60%	0	2009
	8.337574	5.038723	-39.57%	0	2008
	7.074000	8.337574	17.86%	0	2007
	6.757391	7.074000	4.69%	0	2006
	6.434764	6.757391	5.01%	0	2005
	6.033943	6.434764	6.64%	0	2004
	4.610169	6.033943	30.88%	0	2003
	6.559782	4.610169	-29.72%	0	2002
	9.258498	6.559782	-29.15%	713	2001
	12.780450	9.258498	-27.56%	524	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.572504	8.334511	26.81%	0	2009
	11.713296	6.572504	-43.89%	0	2008
	10.860812	11.713296	7.85%	0	2007
	10.000000	10.860812	8.61%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.590102	12.028363	25.42%	0	2009
	15.400568	9.590102	-37.73%	0	2008
	14.742058	15.400568	4.47%	0	2007
	12.792856	14.742058	15.24%	0	2006
	12.020568	12.792856	6.42%	0	2005
	10.691584	12.020568	12.43%	0	2004
	8.222834	10.691584	30.02%	0	2003
	10.000000	8.222834	-17.77%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.531239	15.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.090220	20.90%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.179749	12.024651	7.56%	75	2009
	12.065159	11.179749	-7.34%	88	2008
	11.612509	12.065159	3.90%	84	2007
	11.093142	11.612509	4.68%	81	2006
	10.890089	11.093142	1.86%	0	2005
	10.553714	10.890089	3.19%	0	2004
	9.919273	10.553714	6.40%	0	2003
	10.000000	9.919273	-0.81%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.376310	12.188811	17.47%	213	2009
	13.702051	10.376310	-24.27%	206	2008
	13.153254	13.702051	4.17%	199	2007
	11.979453	13.153254	9.80%	193	2006
	11.532734	11.979453	3.87%	0	2005
	10.678199	11.532734	8.00%	0	2004
	9.020903	10.678199	18.37%	0	2003
	10.000000	9.020903	-9.79%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.989754	12.252537	22.65%	5,443	2009
	14.767442	9.989754	-32.35%	5,444	2008
	14.110426	14.767442	4.66%	5,437	2007
	12.493570	14.110426	12.94%	4,041	2006
	11.833566	12.493570	5.58%	2,549	2005
	10.706793	11.833566	10.52%	2,037	2004
	8.574196	10.706793	24.87%	0	2003
	10.000000	8.574196	-14.26%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.854964	12.261505	12.96%	196	2009
	12.958668	10.854964	-16.23%	202	2008
	12.416152	12.958668	4.37%	196	2007
	11.613758	12.416152	6.91%	194	2006
	11.272511	11.613758	3.03%	89	2005
	10.668780	11.272511	5.66%	0	2004
	9.516564	10.668780	12.11%	0	2003
	10.000000	9.516564	-4.83%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.245788	21.905984	34.84%	141	2009
	25.932810	16.245788	-37.35%	141	2008
	24.454381	25.932810	6.05%	0	2007
	22.568763	24.454381	8.35%	0	2006
	20.417909	22.568763	10.53%	0	2005
	17.892866	20.417909	14.11%	0	2004
	13.476762	17.892866	32.77%	0	2003
	16.138025	13.476762	-16.49%	0	2002
	16.585077	16.138025	-2.70%	0	2001
	14.599208	16.585077	13.60%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.890766	11.729216	-1.36%	1,053	2009
	11.816919	11.890766	0.62%	8,047	2008
	11.437465	11.816919	3.32%	0	2007
	11.096705	11.437465	3.07%	0	2006
	10.961374	11.096705	1.23%	1,451	2005
	11.027537	10.961374	-0.60%	979	2004
	11.114578	11.027537	-0.78%	506	2003
	11.137467	11.114578	-0.21%	36	2002
	10.903584	11.137467	2.15%	0	2001
	10.429048	10.903584	4.55%	71	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.799208	14.470434	22.64%	25	2009
	14.468591	11.799208	-18.45%	28	2008
	14.026433	14.468591	3.15%	28	2007
	13.568574	14.026433	3.37%	28	2006
	13.467108	13.568574	0.75%	30	2005
	12.820626	13.467108	5.04%	0	2004
	11.597439	12.820626	10.55%	0	2003
	10.971350	11.597439	5.71%	0	2002
	10.680606	10.971350	2.72%	0	2001
	10.251777	10.680606	4.18%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.451439	34.51%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.082741	8.184265	34.55%	13	2009
	10.000000	6.082741	-39.17%	15	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.735032	15.023225	28.02%	0	2009
	22.177588	11.735032	-47.09%	3	2008
	21.853598	22.177588	1.48%	5	2007
	18.055902	21.853598	21.03%	1	2006
	16.341750	18.055902	10.49%	0	2005
	13.781443	16.341750	18.58%	0	2004
	10.000000	13.781443	37.81%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.304802	8.067649	27.96%	8	2009
	10.000000	6.304802	-36.95%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.289031	7.900785	25.63%	0	2009
	10.000000	6.289031	-37.11%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.220733	7.797173	25.34%	1,214	2009
	10.000000	6.220733	-37.79%	3	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.694455	8.611937	28.64%	7	2009
	10.000000	6.694455	-33.06%	9	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.910934	11.198962	25.68%	0	2009
	16.867623	8.910934	-47.17%	0	2008
	15.588507	16.867623	8.21%	0	2007
	15.318030	15.588507	1.77%	0	2006
	14.372068	15.318030	6.58%	0	2005
	12.851906	14.372068	11.83%	0	2004
	9.707740	12.851906	32.39%	0	2003
	14.758730	9.707740	-34.22%	0	2002
	16.789563	14.758730	-12.10%	0	2001
	20.311328	16.789563	-17.34%	0	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.997459	26.130932	24.45%	0	2009
	31.388067	20.997459	-33.10%	0	2008
	34.193682	31.388067	-8.21%	352	2007
	29.564986	34.193682	15.66%	251	2006
	29.089641	29.564986	1.63%	135	2005
	25.151693	29.089641	15.66%	61	2004
	16.262376	25.151693	54.66%	0	2003
	22.644645	16.262376	-28.18%	0	2002
	17.905028	22.644645	26.47%	0	2001
	16.329040	17.905028	9.65%	0	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.967998	22.536251	32.82%	586	2009
	27.841912	16.967998	-39.06%	846	2008
	27.649899	27.841912	0.69%	609	2007
	25.028404	27.649899	10.47%	417	2006
	22.599126	25.028404	10.75%	0	2005
	19.256799	22.599126	17.36%	0	2004
	13.849676	19.256799	39.04%	0	2003
	16.990870	13.849676	-18.49%	0	2002
	18.472168	16.990870	-8.02%	0	2001
	17.202461	18.472168	7.38%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.576821	10.663668	24.33%	8	2009
	14.883829	8.576821	-42.37%	141	2008
	13.954626	14.883829	6.66%	73	2007
	12.454858	13.954626	12.04%	3	2006
	11.756316	12.454858	5.94%	1	2005
	10.863847	11.756316	8.22%	1	2004
	8.640665	10.863847	25.73%	1	2003
	10.603608	8.640665	-18.51%	1	2002
	12.196740	10.603608	-13.06%	623	2001
	12.636905	12.196740	-3.48%	499	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.593521	7.215778	29.00%	0	2009
	10.000000	5.593521	-44.06%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.850295	10.402907	5.61%	0	2009
	10.000000	9.850295	-1.50%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.937705	29.38%	0	2009

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.912369	29.12%	10	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.231001	10.432735	26.75%	4	2009
	13.249079	8.231001	-37.87%	4	2008
	13.742893	13.249079	-3.59%	9	2007
	12.024844	13.742893	14.29%	1	2006
	11.698262	12.024844	2.79%	0	2005
	10.097367	11.698262	15.85%	0	2004
	7.791482	10.097367	29.59%	0	2003
	10.556552	7.791482	-26.19%	0	2002
	12.188636	10.556552	-13.39%	0	2001
	13.829829	12.188636	-11.87%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.262211	14.623163	42.50%	0	2009
	19.104160	10.262211	-46.28%	0	2008
	16.975039	19.104160	12.54%	0	2007
	15.947833	16.975039	6.44%	0	2006
	15.388983	15.947833	3.63%	0	2005
	14.595104	15.388983	5.44%	0	2004
	11.304185	14.595104	29.11%	0	2003
	15.675123	11.304185	-27.88%	0	2002
	18.186519	15.675123	-13.81%	0	2001
	18.485985	18.186519	-1.62%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.516351	18.617594	37.74%	23	2009
	22.921857	13.516351	-41.03%	104	2008
	21.863480	22.921857	4.84%	57	2007
	18.840442	21.863480	16.05%	18	2006
	16.711161	18.840442	12.74%	24	2005
	14.218957	16.711161	17.53%	0	2004
	10.000000	14.218957	42.19%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.482166	11.689703	37.82%	0	2009
	14.383197	8.482166	-41.03%	0	2008
	13.721463	14.383197	4.82%	0	2007
	11.823860	13.721463	16.05%	0	2006
	10.490302	11.823860	12.71%	0	2005
	8.928255	10.490302	17.50%	0	2004
	6.331165	8.928255	41.02%	0	2003
	8.246547	6.331165	-23.23%	0	2002
	9.509088	8.246547	-13.28%	0	2001
	10.000000	9.509088	-4.91%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.991820	2.489349	24.98%	0	2009
	9.570368	1.991820	-79.19%	461	2008
	10.000000	9.570368	-4.30%	186	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.176607	2.689494	23.56%	0	2009
	10.350807	2.176607	-78.97%	0	2008
	10.509264	10.350807	-1.51%	0	2007
	10.000000	10.509264	5.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.423709	11.919993	26.49%	40	2009
	15.533481	9.423709	-39.33%	35	2008
	15.087777	15.533481	2.95%	34	2007
	13.302642	15.087777	13.42%	29	2006
	12.730190	13.302642	4.50%	564	2005
	11.795169	12.730190	7.93%	533	2004
	9.440180	11.795169	24.95%	533	2003
	11.790725	9.440180	-19.94%	533	2002
	13.311650	11.790725	-11.43%	1	2001
	14.798240	13.311650	-10.05%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.971012	8.077252	35.27%	0	2009
	9.740855	5.971012	-38.70%	202	2008
	10.000925	9.740855	-2.60%	95	2007
	10.000000	10.000925	0.01%	1	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.723969	11.406673	30.75%	0	2009
	17.372133	8.723969	-49.78%	0	2008
	16.570821	17.372133	4.84%	1	2007
	16.323041	16.570821	1.52%	1	2006
	14.737397	16.323041	10.76%	1	2005
	12.478694	14.737397	18.10%	1	2004
	10.076931	12.478694	23.83%	1	2003
	14.153669	10.076931	-28.80%	1	2002
	20.887100	14.153669	-32.24%	310	2001
	23.864429	20.887100	-12.48%	233	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.863506	8.64%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.942921	9.43%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.126988	11.817145	16.69%	0	2009
	11.046758	10.126988	-8.33%	0	2008
	10.126425	11.046758	9.09%	0	2007
	10.000000	10.126425	1.26%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.486267	12.914239	12.43%	0	2009
	11.121235	11.486267	3.28%	0	2008
	10.373094	11.121235	7.21%	0	2007
	10.000000	10.373094	3.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.306022	9.826745	55.83%	0	2009
	11.274080	6.306022	-44.07%	0	2008
	10.997597	11.274080	2.51%	0	2007
	10.000000	10.997597	9.98%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.568709	8.935117	18.05%	0	2009
	12.458716	7.568709	-39.25%	0	2008
	11.605428	12.458716	7.35%	0	2007
	10.000000	11.605428	16.05%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.393468	7.655864	41.95%	0	2009
	9.111723	5.393468	-40.81%	0	2008
	10.317965	9.111723	-11.69%	0	2007
	10.000000	10.317965	3.18%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.260648	10.232481	23.87%	0	2009
	11.508243	8.260648	-28.22%	0	2008
	11.007891	11.508243	4.55%	0	2007
	10.000000	11.007891	10.08%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.009642	9.192945	31.15%	0	2009
	11.546077	7.009642	-39.29%	0	2008
	11.390217	11.546077	1.37%	0	2007
	10.000000	11.390217	13.90%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.347394	12.515093	70.33%	0	2009
	10.642331	7.347394	-30.96%	0	2008
	10.574761	10.642331	0.64%	0	2007
	10.000000	10.574761	5.75%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.110104	10.931761	53.75%	0	2009
	11.741872	7.110104	-39.45%	0	2008
	10.802089	11.741872	8.70%	0	2007
	10.000000	10.802089	8.02%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.614088	10.805303	41.91%	0	2009
	10.795096	7.614088	-29.47%	0	2008
	10.749310	10.795096	0.43%	0	2007
	10.000000	10.749310	7.49%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.605260	7.471964	33.30%	0	2009
	10.772082	5.605260	-47.96%	0	2008
	10.346061	10.772082	4.12%	0	2007
	10.000000	10.346061	3.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.210003	8.160914	31.42%	0	2009
	10.008542	6.210003	-37.95%	0	2008
	10.820268	10.008542	-7.50%	0	2007
	10.000000	10.820268	8.20%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.015759	8.664286	23.50%	0	2009
	11.164371	7.015759	-37.16%	0	2008
	10.990761	11.164371	1.58%	0	2007
	10.000000	10.990761	9.91%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.015759	8.664286	23.50%	0	2009
	11.164371	7.015759	-37.16%	0	2008
	10.990761	11.164371	1.58%	0	2007
	10.000000	10.990761	9.91%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.576107	10.352730	8.11%	0	2009
	10.815830	9.576107	-11.46%	0	2008
	10.402929	10.815830	3.97%	0	2007
	10.000000	10.402929	4.03%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.172779	34.886363	28.39%	0	2009
	32.413104	27.172779	-16.17%	0	2008
	30.859988	32.413104	5.03%	0	2007
	28.244481	30.859988	9.26%	0	2006
	25.518160	28.244481	10.68%	0	2005
	23.514411	25.518160	8.52%	0	2004
	18.651037	23.514411	26.08%	0	2003
	17.318710	18.651037	7.69%	0	2002
	15.954543	17.318710	8.55%	0	2001
	14.525802	15.954543	9.84%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.842625	12.861786	30.67%	0	2009
	18.027497	9.842625	-45.40%	0	2008
	15.956721	18.027497	12.98%	0	2007
	12.932254	15.956721	23.39%	0	2006
	11.808336	12.932254	9.52%	0	2005
	10.201991	11.808336	15.75%	0	2004
	8.120315	10.201991	25.64%	0	2003
	10.000000	8.120315	-18.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.633635	22.374338	110.41%	0	2009
	30.596660	10.633635	-65.25%	0	2008
	22.558762	30.596660	35.63%	0	2007
	16.396002	22.558762	37.59%	0	2006
	12.609968	16.396002	30.02%	0	2005
	10.000000	12.609968	26.10%	0	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	21.083641	44.316971	110.20%	0	2009
	60.715138	21.083641	-65.27%	0	2008
	44.749051	60.715138	35.68%	0	2007
	32.534103	44.749051	37.55%	0	2006
	24.996452	32.534103	30.15%	0	2005
	20.137470	24.996452	24.13%	0	2004
	13.245459	20.137470	52.03%	0	2003
	13.835162	13.245459	-4.26%	0	2002
	14.291739	13.835162	-3.19%	0	2001
	24.932117	14.291739	-42.68%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	26.852986	41.710547	55.33%	0	2009
	50.552578	26.852986	-46.88%	0	2008
	35.274668	50.552578	43.31%	0	2007
	28.735989	35.274668	22.75%	0	2006
	19.214216	28.735989	49.56%	0	2005
	15.686285	19.214216	22.49%	0	2004
	10.987828	15.686285	42.76%	0	2003
	11.468935	10.987828	-4.19%	0	2002
	12.989532	11.468935	-11.71%	0	2001
	11.824722	12.989532	9.85%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.429231	27.087285	55.41%	0	2009
	32.794748	17.429231	-46.85%	0	2008
	22.888068	32.794748	43.28%	0	2007
	18.638711	22.888068	22.80%	0	2006
	12.467222	18.638711	49.50%	0	2005
	10.000000	12.467222	24.67%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.078108	30.78%	0	2009*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.396216	13.210063	40.59%	0	2009
	14.839422	9.396216	-36.68%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.179458	12.142758	8.62%	90	2009
	11.527071	11.179458	-3.02%	67	2008
	10.683311	11.527071	7.90%	134	2007
	10.670686	10.683311	0.12%	404	2006
	10.660662	10.670686	0.09%	16	2005
	10.223456	10.660662	4.28%	0	2004
	10.000000	10.223456	2.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.858737	11.474011	16.38%	286	2009
	15.293548	9.858737	-35.54%	272	2008
	15.530272	15.293548	-1.52%	268	2007
	13.458402	15.530272	15.39%	237	2006
	13.051431	13.458402	3.12%	186	2005
	11.720585	13.051431	11.35%	116	2004
	9.194119	11.720585	27.48%	76	2003
	11.570948	9.194119	-20.54%	0	2002
	12.812521	11.570948	-9.69%	0	2001
	14.543892	12.812521	-11.90%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.575796	13.941581	31.83%	0	2009
	19.449742	10.575796	-45.63%	0	2008
	16.718585	19.449742	16.34%	0	2007
	13.568283	16.718585	23.22%	0	2006
	12.156115	13.568283	11.62%	0	2005
	10.733117	12.156115	13.26%	0	2004
	8.747002	10.733117	22.71%	0	2003
	11.146637	8.747002	-21.53%	0	2002
	15.971330	11.146637	-30.21%	0	2001
	19.483474	15.971330	-18.03%	0	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.928090	10.152758	28.06%	1,440	2009
	10.634032	7.928090	-25.45%	1,442	2008
	11.046020	10.634032	-3.73%	1,778	2007
	10.000000	11.046020	10.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.353499	16.955134	18.13%	4,919	2009
	19.891120	14.353499	-27.84%	4,833	2008
	21.278799	19.891120	-6.52%	5,247	2007
	18.196661	21.278799	16.94%	5,232	2006
	17.578743	18.196661	3.52%	4,496	2005
	15.601172	17.578743	12.68%	47	2004
	12.275645	15.601172	27.09%	0	2003
	14.255535	12.275645	-13.89%	0	2002
	12.822378	14.255535	11.18%	0	2001
	11.012072	12.822378	16.44%	0	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.059777	20.60%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.100787	1.01%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.845842	12.131407	23.21%	7,801	2009
	14.461573	9.845842	-31.92%	9,058	2008
	14.772279	14.461573	-2.10%	9,231	2007
	13.101031	14.772279	12.76%	7,209	2006
	12.396547	13.101031	5.68%	6,962	2005
	10.320294	12.396547	20.12%	4,973	2004
	7.600492	10.320294	35.78%	221	2003
	10.000000	7.600492	-24.00%	221	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.520932	9.913825	31.82%	0	2009
	11.638187	7.520932	-35.38%	0	2008
	10.957272	11.638187	6.21%	0	2007
	10.181289	10.957272	7.62%	0	2006
	9.970177	10.181289	2.12%	0	2005
	9.525286	9.970177	4.67%	0	2004
	7.670681	9.525286	24.18%	0	2003
	10.954608	7.670681	-29.98%	0	2002
	14.358357	10.954608	-23.71%	0	2001
	16.375184	14.358357	-12.32%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.120253	11.354934	24.50%	77,325	2009
	14.723077	9.120253	-38.05%	82,901	2008
	14.194908	14.723077	3.72%	93,583	2007
	12.470481	14.194908	13.83%	106,215	2006
	12.086394	12.470481	3.18%	91,880	2005
	11.084718	12.086394	9.04%	72,480	2004
	8.762333	11.084718	26.50%	0	2003
	11.452508	8.762333	-23.49%	0	2002
	13.234124	11.452508	-13.46%	0	2001
	14.801530	13.234124	-10.59%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.448718	12.620167	20.78%	0	2009
	15.050138	10.448718	-30.57%	0	2008
	14.255975	15.050138	5.57%	0	2007
	12.418841	14.255975	14.79%	0	2006
	12.072519	12.418841	2.87%	0	2005
	11.661674	12.072519	3.52%	0	2004
	9.765754	11.661674	19.41%	0	2003
	11.898327	9.765754	-17.92%	0	2002
	13.313894	11.898327	-10.63%	0	2001
	13.597232	13.313894	-2.08%	0	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.491847	14.826476	18.69%	802	2009
	13.672045	12.491847	-8.63%	760	2008
	13.165512	13.672045	3.85%	794	2007
	12.825871	13.165512	2.65%	668	2006
	12.847380	12.825871	-0.17%	546	2005
	12.580977	12.847380	2.12%	372	2004
	12.199338	12.580977	3.13%	305	2003
	11.324824	12.199338	7.72%	305	2002
	10.639621	11.324824	6.44%	0	2001
	9.773948	10.639621	8.86%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.301827	10.157509	22.35%	0	2009
	11.243560	8.301827	-26.16%	0	2008
	10.501921	11.243560	7.06%	0	2007
	10.000000	10.501921	5.02%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.574533	9.612773	26.91%	0	2009
	11.422675	7.574533	-33.69%	0	2008
	10.521894	11.422675	8.56%	0	2007
	10.000000	10.521894	5.22%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.049968	9.129655	29.50%	0	2009
	11.552705	7.049968	-38.98%	0	2008
	10.542019	11.552705	9.59%	0	2007
	10.000000	10.542019	5.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.220332	17.675281	33.70%	28,683	2009
	23.377160	13.220332	-43.45%	29,308	2008
	20.188342	23.377160	15.80%	26,196	2007
	18.357045	20.188342	9.98%	18,072	2006
	15.940662	18.357045	15.16%	11,931	2005
	14.023952	15.940662	13.67%	0	2004
	11.086716	14.023952	26.49%	0	2003
	12.420560	11.086716	-10.74%	0	2002
	14.382315	12.420560	-13.64%	0	2001
	15.643260	14.382315	-8.06%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.040655	8.785117	45.43%	0	2009
	13.443845	6.040655	-55.07%	0	2008
	9.367249	13.443845	43.52%	4,415	2007
	10.000000	9.367249	-6.33%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.892995	12.677441	28.15%	795	2009
	17.521257	9.892995	-43.54%	779	2008
	17.531934	17.521257	-0.06%	2,320	2007
	14.814417	17.531934	18.34%	2,159	2006
	14.213371	14.814417	4.23%	399	2005
	12.948586	14.213371	9.77%	366	2004
	10.089795	12.948586	28.33%	1,182	2003
	12.335099	10.089795	-18.20%	1,149	2002
	13.188860	12.335099	-6.47%	778	2001
	12.355641	13.188860	6.74%	261	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.390221	7.740722	43.61%	0	2009
	12.171365	5.390221	-55.71%	0	2008
	10.038281	12.171365	21.25%	0	2007
	9.672813	10.038281	3.78%	0	2006
	9.015753	9.672813	7.29%	0	2005
	8.545136	9.015753	5.51%	0	2004
	6.687212	8.545136	27.78%	0	2003
	8.690341	6.687212	-23.05%	0	2002
	10.307281	8.690341	-15.69%	0	2001
	12.627255	10.307281	-18.37%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.093000	10.220627	26.29%	1,566	2009
	15.563709	8.093000	-48.00%	1,601	2008
	12.448828	15.563709	25.02%	463	2007
	11.834788	12.448828	5.19%	435	2006
	11.363725	11.834788	4.15%	389	2005
	11.166492	11.363725	1.77%	389	2004
	8.533273	11.166492	30.86%	1,305	2003
	12.405324	8.533273	-31.21%	1,343	2002
	15.301552	12.405324	-18.93%	791	2001
	17.457597	15.301552	-12.35%	216	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.459919	11.986961	41.69%	668	2009
	11.455663	8.459919	-26.15%	679	2008
	11.324289	11.455663	1.16%	2,881	2007
	10.335185	11.324289	9.57%	3,362	2006
	10.228738	10.335185	1.04%	2,406	2005
	9.481524	10.228738	7.88%	43	2004
	7.577300	9.481524	25.13%	523	2003
	7.420301	7.577300	2.12%	561	2002
	8.546878	7.420301	-13.18%	635	2001
	11.205978	8.546878	-23.73%	186	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.237660	10.266316	41.85%	92	2009
	9.789459	7.237660	-26.07%	87	2008
	10.000000	9.789459	-2.11%	95	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.522621	11.995456	14.00%	392	2009
	11.046997	10.522621	-4.75%	401	2008
	10.757370	11.046997	2.69%	31	2007
	10.465216	10.757370	2.79%	0	2006
	10.402383	10.465216	0.60%	0	2005
	10.118423	10.402383	2.81%	0	2004
	10.000000	10.118423	1.18%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.680093	9.217537	37.99%	1,015	2009
	11.205785	6.680093	-40.39%	1,024	2008
	9.846616	11.205785	13.80%	996	2007
	10.000000	9.846616	-1.53%	933	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.403279	14.209012	24.60%	0	2009
	20.613530	11.403279	-44.68%	0	2008
	17.847473	20.613530	15.50%	0	2007
	15.353778	17.847473	16.24%	0	2006
	13.094692	15.353778	17.25%	0	2005
	11.708141	13.094692	11.84%	0	2004
	8.295957	11.708141	41.13%	0	2003
	10.568057	8.295957	-21.50%	0	2002
	13.622435	10.568057	-22.42%	444	2001
	17.095933	13.622435	-20.32%	120	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.613415	13.230275	24.66%	566	2009
	19.190138	10.613415	-44.69%	510	2008
	16.612455	19.190138	15.52%	542	2007
	14.290986	16.612455	16.24%	374	2006
	12.193101	14.290986	17.21%	265	2005
	10.901182	12.193101	11.85%	79	2004
	7.721614	10.901182	41.18%	486	2003
	10.000000	7.721614	-22.78%	529	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.528076	11.677127	55.11%	142	2009
	15.646148	7.528076	-51.89%	119	2008
	15.035657	15.646148	4.06%	80	2007
	13.129617	15.035657	14.52%	51	2006
	12.990391	13.129617	1.07%	35	2005
	11.563978	12.990391	12.33%	0	2004
	7.436365	11.563978	55.51%	0	2003
	10.000000	7.436365	-25.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.873384	10.521206	33.63%	0	2009
	11.357564	7.873384	-30.68%	0	2008
	11.108263	11.357564	2.24%	0	2007
	10.000000	11.108263	11.08%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.217490	13.005172	27.28%	236	2009
	15.478667	10.217490	-33.99%	226	2008
	16.090636	15.478667	-3.80%	223	2007
	13.956702	16.090636	15.29%	204	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.591481	8.461035	28.36%	0	2009
	10.000000	6.591481	-34.09%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.304842	10.726539	70.13%	666	2009
	13.517984	6.304842	-53.36%	674	2008
	10.659039	13.517984	26.82%	666	2007
	10.000000	10.659039	6.59%	629	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.548801	14.277830	35.35%	0	2009
	17.910554	10.548801	-41.10%	0	2008
	15.697116	17.910554	14.10%	0	2007
	13.087694	15.697116	19.94%	0	2006
	12.020412	13.087694	8.88%	0	2005
	10.260715	12.020412	17.15%	0	2004
	7.854689	10.260715	30.63%	0	2003
	10.000000	7.854689	-21.45%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.248694	9.800819	35.21%	0	2009
	12.339884	7.248694	-41.26%	38	2008
	10.846970	12.339884	13.76%	32	2007
	10.000000	10.846970	8.47%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.955131	13.983398	16.97%	0	2009
	11.422100	11.955131	4.67%	0	2008
	10.439316	11.422100	9.41%	0	2007
	10.000000	10.439316	4.39%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.510434	8.934998	18.97%	0	2009
	13.283293	7.510434	-43.46%	0	2008
	12.064311	13.283293	10.10%	0	2007
	10.000000	12.064311	4.52%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	8.250282	11.544732	39.93%	0	2009
	15.834457	8.250282	-47.90%	0	2008
	14.535457	15.834457	8.94%	0	2007
	12.686383	14.535457	14.58%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.271597	10.407622	25.82%	0	2009
	11.758772	8.271597	-29.66%	0	2008
	10.668014	11.758772	10.22%	0	2007
	10.000000	10.668014	6.68%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.469422	8.385642	29.62%	0	2009
	11.859928	6.469422	-45.45%	0	2008
	12.741165	11.859928	-6.92%	0	2007
	10.000000	12.741165	27.41%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.405241	16.533932	33.28%	0	2009
	21.113905	12.405241	-41.25%	0	2008
	18.677008	21.113905	13.05%	0	2007
	14.778470	18.677008	26.38%	0	2006
	12.715583	14.778470	16.22%	0	2005
	10.404876	12.715583	22.21%	0	2004
	8.180432	10.404876	27.19%	0	2003
	10.000000	8.180432	-18.20%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.316121	21.339290	23.23%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.297416	9.061898	43.90%	0	2009
	11.474682	6.297416	-45.12%	0	2008
	8.522247	11.474682	34.64%	0	2007
	7.924857	8.522247	7.54%	0	2006
	7.144059	7.924857	10.93%	0	2005
	6.145006	7.144059	16.26%	0	2004
	5.186035	6.145006	18.49%	1,700	2003
	6.259448	5.186035	-17.15%	1,581	2002
	8.126129	6.259448	-22.97%	1,564	2001
	10.000000	8.126129	-18.74%	414	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.905032	12.238335	54.82%	0	2009
	14.297680	7.905032	-44.71%	0	2008
	11.916745	14.297680	19.98%	0	2007
	11.202161	11.916745	6.38%	0	2006
	10.210014	11.202161	9.72%	0	2005
	10.274404	10.210014	-0.63%	0	2004
	7.085688	10.274404	45.00%	494	2003
	10.000000	7.085688	-29.14%	534	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.584197	3.995742	54.62%	0	2009
	4.680325	2.584197	-44.79%	0	2008
	3.902724	4.680325	19.92%	0	2007
	3.672506	3.902724	6.27%	0	2006
	3.340536	3.672506	9.94%	0	2005
	3.370605	3.340536	-0.89%	0	2004
	2.334963	3.370605	44.35%	0	2003
	4.011291	2.334963	-41.79%	0	2002
	6.494235	4.011291	-38.23%	2,420	2001
	10.000000	6.494235	-35.06%	448	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.411091	23.667446	76.48%	2,107	2009
	28.476500	13.411091	-52.90%	474	2008
	22.563352	28.476500	26.21%	464	2007
	15.606584	22.563352	44.58%	440	2006
	11.994950	15.606584	30.11%	0	2005
	10.252980	11.994950	16.99%	0	2004
	7.732399	10.252980	32.60%	520	2003
	10.000000	7.732399	-22.68%	530	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.798599	13.762660	76.48%	0	2009
	16.565770	7.798599	-52.92%	0	2008
	13.131471	16.565770	26.15%	0	2007
	9.086896	13.131471	44.51%	0	2006
	6.988123	9.086896	30.03%	0	2005
	5.974486	6.988123	16.97%	0	2004
	4.506173	5.974486	32.58%	0	2003
	6.159009	4.506173	-26.84%	0	2002
	8.162793	6.159009	-24.55%	796	2001
	10.000000	8.162793	-18.37%	194	2000*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.368008	11.696896	24.86%	1	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.651224	12.853443	20.68%	119	2009
	16.069848	10.651224	-33.72%	95	2008
	15.156623	16.069848	6.03%	84	2007
	12.762021	15.156623	18.76%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.983830	10.033500	11.68%	0	2009
	10.530103	8.983830	-14.68%	9	2008
	10.199219	10.530103	3.24%	16	2007
	9.931551	10.199219	2.70%	0	2006
	9.933898	9.931551	-0.02%	0	2005
	10.002124	9.933898	-0.68%	0	2004
	10.000000	10.002124	0.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.183867	8.690609	20.97%	0	2009
	12.043892	7.183867	-40.35%	0	2008
	12.159478	12.043892	-0.95%	0	2007
	11.722254	12.159478	3.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.795299	11.391748	29.52%	0	2009
	14.738047	8.795299	-40.32%	0	2008
	13.897962	14.738047	6.04%	48	2007
	12.402412	13.897962	12.06%	0	2006
	11.776812	12.402412	5.31%	0	2005
	10.000000	11.776812	11.64%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.308207	13.08%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.442635	24.43%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.567959	9.204535	21.63%	0	2009
	10.935557	7.567959	-30.79%	0	2008
	10.455243	10.935557	4.59%	0	2007
	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.407821	10.397879	10.52%	0	2009
	10.591896	9.407821	-11.18%	0	2008
	10.437325	10.591896	1.48%	0	2007
	10.000000	10.437325	4.37%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.317716	10.211900	39.55%	0	2009
	12.101040	7.317716	-39.53%	0	2008
	10.737612	12.101040	12.70%	0	2007
	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.222418	8.510393	36.77%	466	2009
	11.318398	6.222418	-45.02%	483	2008
	10.264514	11.318398	10.27%	475	2007
	10.000000	10.264514	2.65%	431	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.979217	7.700958	28.80%	5,341	2009
	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.290167	14.805788	43.88%	22	2009
	14.500192	10.290167	-29.03%	22	2008
	14.267463	14.500192	1.63%	1,064	2007
	13.088926	14.267463	9.00%	1,064	2006
	12.972189	13.088926	0.90%	1,064	2005
	11.955882	12.972189	8.50%	0	2004
	9.921909	11.955882	20.50%	0	2003
	9.753315	9.921909	1.73%	0	2002
	9.497186	9.753315	2.70%	0	2001
	10.505688	9.497186	-9.60%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.196988	11.800636	43.96%	509	2009
	11.568076	8.196988	-29.14%	488	2008
	11.378717	11.568076	1.66%	450	2007
	10.439233	11.378717	9.00%	371	2006
	10.000000	10.439233	4.39%	16	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.165994	10.439526	27.84%	0	2009
	15.361167	8.165994	-46.84%	0	2008
	12.260210	15.361167	25.29%	0	2007
	9.355861	12.260210	31.04%	0	2006
	7.290600	9.355861	28.33%	0	2005
	6.478305	7.290600	12.54%	0	2004
	4.846917	6.478305	33.66%	0	2003
	6.480453	4.846917	-25.21%	0	2002
	9.217263	6.480453	-29.69%	0	2001
	10.000000	9.217263	-7.83%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.062257	16.692442	27.79%	1,000	2009
	24.563902	13.062257	-46.82%	929	2008
	19.604737	24.563902	25.30%	1,036	2007
	14.962124	19.604737	31.03%	953	2006
	11.662449	14.962124	28.29%	168	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.859682	13.378217	23.19%	0	2009
	19.798979	10.859682	-45.15%	0	2008
	16.757233	19.798979	18.15%	0	2007
	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	0	2003
	10.219036	7.513762	-26.47%	0	2002
	12.773009	10.219036	-20.00%	0	2001
	14.781243	12.773009	-13.59%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.609482	17.996820	23.19%	0	2009
	26.628401	14.609482	-45.14%	0	2008
	22.529507	26.628401	18.19%	0	2007
	18.170038	22.529507	23.99%	0	2006
	15.448981	18.170038	17.61%	0	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.131922	7.735999	50.74%	515	2009
	10.000000	5.131922	-48.68%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.118329	7.931024	29.63%	45	2009
	10.000000	6.118329	-38.82%	52	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.350701	8.085889	27.32%	0	2009
	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.911463	9.342158	18.08%	0	2009
	10.000000	7.911463	-20.89%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.190018	8.797984	22.36%	0	2009
	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.060605	10.091860	11.38%	0	2009
	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.547472	9.070489	20.18%	0	2009
	10.000000	7.547472	-24.53%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.827311	8.516605	24.74%	0	2009
	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.291069	9.615490	15.97%	0	2009
	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.848830	10.558648	7.21%	0	2009
	10.000000	9.848830	-1.51%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.832816	11.282996	14.75%	0	2009
	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.812777	22.231185	60.95%	0	2009
	33.184857	13.812777	-58.38%	0	2008
	23.132005	33.184857	43.46%	0	2007
	17.167614	23.132005	34.74%	0	2006
	13.133057	17.167614	30.72%	0	2005
	11.036792	13.133057	18.99%	0	2004
	6.776365	11.036792	62.87%	0	2003
	8.111518	6.776365	-16.46%	0	2002
	8.681644	8.111518	-6.57%	0	2001
	10.000000	8.681644	-13.18%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.247993	24.566755	61.11%	1,632	2009
	36.691806	15.247993	-58.44%	86	2008
	25.581976	36.691806	43.43%	270	2007
	18.996097	25.581976	34.67%	239	2006
	14.529882	18.996097	30.74%	129	2005
	12.209330	14.529882	19.01%	38	2004
	7.498277	12.209330	62.83%	0	2003
	10.000000	7.498277	-25.02%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.437885	14.611075	1.20%	1,001	2009
	13.600397	14.437885	6.16%	8,683	2008
	12.879601	13.600397	5.60%	1,117	2007
	12.646037	12.879601	1.85%	779	2006
	12.426052	12.646037	1.77%	447	2005
	12.210544	12.426052	1.76%	70	2004
	12.147237	12.210544	0.52%	789	2003
	11.106073	12.147237	9.37%	697	2002
	10.508016	11.106073	5.69%	423	2001
	9.473867	10.508016	10.92%	162	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.012580	6.593381	31.54%	0	2009
	8.298523	5.012580	-39.60%	0	2008
	7.044463	8.298523	17.80%	43	2007
	6.732585	7.044463	4.63%	27	2006
	6.414387	6.732585	4.96%	0	2005
	6.017884	6.414387	6.59%	0	2004
	4.600232	6.017884	30.82%	0	2003
	6.548971	4.600232	-29.76%	0	2002
	9.247972	6.548971	-29.18%	0	2001
	12.772360	9.247972	-27.59%	0	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.563605	8.319006	26.74%	0	2009
	11.703384	6.563605	-43.92%	0	2008
	10.857171	11.703384	7.79%	0	2007
	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.556444	11.980071	25.36%	18,286	2009
	15.354325	9.556444	-37.76%	13,766	2008
	14.705289	15.354325	4.41%	9,733	2007
	12.767402	14.705289	15.18%	6,791	2006
	12.002712	12.767402	6.37%	3,535	2005
	10.681108	12.002712	12.37%	0	2004
	8.218945	10.681108	29.96%	0	2003
	10.000000	8.218945	-17.81%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.527329	15.27%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.086136	20.86%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.140488	11.976342	7.50%	238	2009
	12.028901	11.140488	-7.39%	202	2008
	11.583512	12.028901	3.85%	161	2007
	11.071052	11.583512	4.63%	260	2006
	10.873912	11.071052	1.81%	200	2005
	10.543381	10.873912	3.13%	147	2004
	9.914588	10.543381	6.34%	0	2003
	10.000000	9.914588	-0.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.339873	12.139841	17.41%	4,805	2009
	13.660867	10.339873	-24.31%	3,906	2008
	13.120417	13.660867	4.12%	3,715	2007
	11.955598	13.120417	9.74%	3,762	2006
	11.515594	11.955598	3.82%	3,481	2005
	10.667735	11.515594	7.95%	3,366	2004
	9.016631	10.667735	18.31%	0	2003
	10.000000	9.016631	-9.83%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.954672	12.203317	22.59%	1,152	2009
	14.723058	9.954672	-32.39%	2,391	2008
	14.075186	14.723058	4.60%	2,483	2007
	12.468670	14.075186	12.88%	3,556	2006
	11.815958	12.468670	5.52%	1,737	2005
	10.696293	11.815958	10.47%	1,420	2004
	8.570137	10.696293	24.81%	0	2003
	10.000000	8.570137	-14.30%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.816900	12.212310	12.90%	2,814	2009
	12.919773	10.816900	-16.28%	3,018	2008
	12.385198	12.919773	4.32%	3,445	2007
	11.590666	12.385198	6.85%	3,941	2006
	11.255804	11.590666	2.98%	3,372	2005
	10.658362	11.255804	5.61%	2,141	2004
	9.512081	10.658362	12.05%	0	2003
	10.000000	9.512081	-4.88%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.161541	21.781329	34.77%	9,441	2009
	25.811450	16.161541	-37.39%	10,605	2008
	24.352351	25.811450	5.99%	10,559	2007
	22.485972	24.352351	8.30%	8,828	2006
	20.353296	22.485972	10.48%	6,253	2005
	17.845279	20.353296	14.05%	3,474	2004
	13.447730	17.845279	32.70%	0	2003
	16.111432	13.447730	-16.53%	0	2002
	16.566203	16.111432	-2.75%	0	2001
	14.589957	16.566203	13.55%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.829103	11.662474	-1.41%	2,681	2009
	11.761601	11.829103	0.57%	2,677	2008
	11.389731	11.761601	3.26%	1,010	2007
	11.055984	11.389731	3.02%	805	2006
	10.926674	11.055984	1.18%	289	2005
	10.998203	10.926674	-0.65%	83	2004
	11.090636	10.998203	-0.83%	0	2003
	11.119112	11.090636	-0.26%	0	2002
	10.891167	11.119112	2.09%	0	2001
	10.422427	10.891167	4.50%	0	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.738054	14.388142	22.58%	614	2009
	14.400908	11.738054	-18.49%	638	2008
	13.967937	14.400908	3.10%	758	2007
	13.518819	13.967937	3.32%	700	2006
	13.424511	13.518819	0.70%	0	2005
	12.786566	13.424511	4.99%	0	2004
	11.572500	12.786566	10.49%	0	2003
	10.953304	11.572500	5.65%	0	2002
	10.668471	10.953304	2.67%	0	2001
	10.245290	10.668471	4.13%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.446880	34.47%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.080687	8.177359	34.48%	49	2009
	10.000000	6.080687	-39.19%	56	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.701327	14.972479	27.96%	7	2009
	22.125147	11.701327	-47.11%	18	2008
	21.813054	22.125147	1.43%	35	2007
	18.031528	21.813054	20.97%	10	2006
	16.327943	18.031528	10.43%	11	2005
	13.776777	16.327943	18.52%	32	2004
	10.000000	13.776777	37.77%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.302657	8.060818	27.90%	403	2009
	10.000000	6.302657	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.286901	7.894107	25.56%	0	2009
	10.000000	6.286901	-37.13%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.218621	7.790588	25.28%	61	2009
	10.000000	6.218621	-37.81%	16	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.692181	8.604649	28.58%	736	2009
	10.000000	6.692181	-33.08%	40	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.867311	11.138481	25.61%	0	2009
	16.793597	8.867311	-47.20%	0	2008
	15.528017	16.793597	8.15%	10	2007
	15.266316	15.528017	1.71%	6	2006
	14.330796	15.266316	6.53%	0	2005
	12.821504	14.330796	11.77%	0	2004
	9.689686	12.821504	32.32%	384	2003
	14.738777	9.689686	-34.26%	413	2002
	16.775454	14.738777	-12.14%	343	2001
	20.304522	16.775454	-17.38%	96	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.888577	25.982239	24.38%	458	2009
	31.241186	20.888577	-33.14%	369	2008
	34.051054	31.241186	-8.25%	357	2007
	29.456548	34.051054	15.60%	267	2006
	28.997596	29.456548	1.58%	182	2005
	25.084829	28.997596	15.60%	8	2004
	16.227347	25.084829	54.58%	210	2003
	22.607355	16.227347	-28.22%	254	2002
	17.884672	22.607355	26.41%	227	2001
	16.318704	17.884672	9.60%	91	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.880000	22.407994	32.75%	45	2009
	27.711600	16.880000	-39.09%	41	2008
	27.534538	27.711600	0.64%	14	2007
	24.936594	27.534538	10.42%	4	2006
	22.527605	24.936594	10.69%	0	2005
	19.205589	22.527605	17.30%	0	2004
	13.819838	19.205589	38.97%	0	2003
	16.962886	13.819838	-18.53%	0	2002
	18.451164	16.962886	-8.07%	0	2001
	17.191574	18.451164	7.33%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.532324	10.602976	24.27%	50	2009
	14.814157	8.532324	-42.40%	57	2008
	13.896397	14.814157	6.60%	65	2007
	12.409166	13.896397	11.98%	14	2006
	11.719115	12.409166	5.89%	0	2005
	10.834968	11.719115	8.16%	0	2004
	8.622061	10.834968	25.67%	2,835	2003
	10.586142	8.622061	-18.55%	2,796	2002
	12.182869	10.586142	-13.11%	2,717	2001
	12.628895	12.182869	-3.53%	806	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.591616	7.209649	28.94%	21,539	2009
	10.000000	5.591616	-44.08%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.846962	10.394113	5.56%	0	2009
	10.000000	9.846962	-1.53%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.933335	29.33%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.908002	29.08%	40	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.188324	10.373383	26.69%	137	2009
	13.187082	8.188324	-37.91%	137	2008
	13.685555	13.187082	-3.64%	1,876	2007
	11.980731	13.685555	14.23%	1,849	2006
	11.661238	11.980731	2.74%	1,849	2005
	10.070517	11.661238	15.80%	112	2004
	7.774693	10.070517	29.53%	90	2003
	10.539153	7.774693	-26.23%	0	2002
	12.174767	10.539153	-13.43%	0	2001
	13.821079	12.174767	-11.91%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.208982	14.539941	42.42%	2,217	2009
	19.014745	10.208982	-46.31%	2,217	2008
	16.904209	19.014745	12.49%	5,102	2007
	15.889314	16.904209	6.39%	5,028	2006
	15.340269	15.889314	3.58%	1,341	2005
	14.556280	15.340269	5.39%	0	2004
	11.279831	14.556280	29.05%	0	2003
	15.649321	11.279831	-27.92%	0	2002
	18.165855	15.649321	-13.85%	0	2001
	18.474301	18.165855	-1.67%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.477578	18.554780	37.67%	195	2009
	22.867724	13.477578	-41.06%	180	2008
	21.822967	22.867724	4.79%	1,414	2007
	18.815041	21.822967	15.99%	1,375	2006
	16.697062	18.815041	12.68%	1,319	2005
	14.214155	16.697062	17.47%	14	2004
	10.000000	14.214155	42.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.444970	11.632540	37.75%	0	2009
	14.327425	8.444970	-41.06%	0	2008
	13.675231	14.327425	4.77%	0	2007
	11.789981	13.675231	15.99%	0	2006
	10.465531	11.789981	12.66%	0	2005
	8.911680	10.465531	17.44%	0	2004
	6.322604	8.911680	40.95%	0	2003
	8.239576	6.322604	-23.27%	0	2002
	9.505903	8.239576	-13.32%	0	2001
	10.000000	9.505903	-4.94%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.990129	2.485965	24.91%	69	2009
	9.567120	1.990129	-79.20%	57	2008
	10.000000	9.567120	-4.33%	10	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.173660	2.684471	23.50%	0	2009
	10.342058	2.173660	-78.98%	0	2008
	10.505732	10.342058	-1.56%	0	2007
	10.000000	10.505732	5.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.374830	11.852164	26.43%	21,513	2009
	15.460789	9.374830	-39.36%	22,814	2008
	15.024833	15.460789	2.90%	23,174	2007
	13.253841	15.024833	13.36%	26,376	2006
	12.689909	13.253841	4.44%	19,810	2005
	11.763806	12.689909	7.87%	11,342	2004
	9.419845	11.763806	24.88%	25	2003
	11.771303	9.419845	-19.98%	0	2002
	13.296520	11.771303	-11.47%	0	2001
	14.788879	13.296520	-10.09%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.962922	8.062226	35.21%	86	2009
	9.732608	5.962922	-38.73%	106	2008
	9.997565	9.732608	-2.65%	82	2007
	10.000000	9.997565	-0.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.678735	11.341777	30.68%	515	2009
	17.290851	8.678735	-49.81%	515	2008
	16.501698	17.290851	4.78%	699	2007
	16.263170	16.501698	1.47%	678	2006
	14.690755	16.263170	10.70%	531	2005
	12.445509	14.690755	18.04%	44	2004
	10.055227	12.445509	23.77%	0	2003
	14.130362	10.055227	-28.84%	29	2002
	20.863367	14.130362	-32.27%	16	2001
	23.849355	20.863367	-12.52%	5	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.859825	8.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.939212	9.39%	16	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.113712	11.795669	16.63%	0	2009
	11.037872	10.113712	-8.37%	0	2008
	10.123440	11.037872	9.03%	0	2007
	10.000000	10.123440	1.23%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.471211	12.890771	12.37%	0	2009
	11.112292	11.471211	3.23%	0	2008
	10.370039	11.112292	7.16%	0	2007
	10.000000	10.370039	3.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.297828	9.809001	55.75%	0	2009
	11.265159	6.297828	-44.09%	0	2008
	10.994500	11.265159	2.46%	0	2007
	10.000000	10.994500	9.95%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.558878	8.918993	17.99%	0	2009
	12.448855	7.558878	-39.28%	0	2008
	11.602156	12.448855	7.30%	0	2007
	10.000000	11.602156	16.02%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.386463	7.642037	41.87%	0	2009
	9.104513	5.386463	-40.84%	0	2008
	10.315062	9.104513	-11.74%	0	2007
	10.000000	10.315062	3.15%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.249929	10.214032	23.81%	0	2009
	11.499152	8.249929	-28.26%	0	2008
	11.004798	11.499152	4.49%	0	2007
	10.000000	11.004798	10.05%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.000546	9.176350	31.08%	0	2009
	11.536953	7.000546	-39.32%	0	2008
	11.387009	11.536953	1.32%	0	2007
	10.000000	11.387009	13.87%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.337855	12.492509	70.25%	0	2009
	10.633911	7.337855	-31.00%	0	2008
	10.571782	10.633911	0.59%	0	2007
	10.000000	10.571782	5.72%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.100855	10.912009	53.67%	0	2009
	11.732573	7.100855	-39.48%	0	2008
	10.799047	11.732573	8.64%	0	2007
	10.000000	10.799047	7.99%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.604188	10.785783	41.84%	0	2009
	10.786546	7.604188	-29.50%	0	2008
	10.746274	10.786546	0.37%	0	2007
	10.000000	10.746274	7.46%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.597969	7.458449	33.23%	0	2009
	10.763552	5.597969	-47.99%	0	2008
	10.343142	10.763552	4.06%	0	2007
	10.000000	10.343142	3.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.201934	8.146185	31.35%	0	2009
	10.000623	6.201934	-37.98%	0	2008
	10.817217	10.000623	-7.55%	0	2007
	10.000000	10.817217	8.17%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.006253	8.648172	23.44%	0	2009
	11.154915	7.006253	-37.19%	0	2008
	10.987066	11.154915	1.53%	0	2007
	10.000000	10.987066	9.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.006253	8.648172	23.44%	0	2009
	11.154915	7.006253	-37.19%	0	2008
	10.987066	11.154915	1.53%	0	2007
	10.000000	10.987066	9.87%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.563160	10.333491	8.06%	0	2009
	10.806679	9.563160	-11.51%	0	2008
	10.399424	10.806679	3.92%	21	2007
	10.000000	10.399424	3.99%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.031931	34.687929	28.32%	0	2009
	32.261466	27.031931	-16.21%	0	2008
	30.731273	32.261466	4.98%	0	2007
	28.140902	30.731273	9.21%	0	2006
	25.437438	28.140902	10.63%	0	2005
	23.451931	25.437438	8.47%	0	2004
	18.610910	23.451931	26.01%	0	2003
	17.290213	18.610910	7.64%	0	2002
	15.936413	17.290213	8.50%	0	2001
	14.516616	15.936413	9.78%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.809374	12.811838	30.61%	0	2009
	17.975722	9.809374	-45.43%	0	2008
	15.919012	17.975722	12.92%	0	2007
	12.908221	15.919012	23.32%	0	2006
	11.792352	12.908221	9.46%	0	2005
	10.193349	11.792352	15.69%	0	2004
	8.117559	10.193349	25.57%	0	2003
	10.000000	8.117559	-18.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.608521	22.310198	110.30%	0	2009
	30.539927	10.608521	-65.26%	0	2008
	22.528407	30.539927	35.56%	0	2007
	16.382210	22.528407	37.52%	0	2006
	12.605738	16.382210	29.96%	0	2005
	10.000000	12.605738	26.06%	0	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	20.974288	44.064804	110.09%	0	2009
	60.431031	20.974288	-65.29%	0	2008
	44.562351	60.431031	35.61%	0	2007
	32.414752	44.562351	37.48%	0	2006
	24.917339	32.414752	30.09%	0	2005
	20.083913	24.917339	24.07%	0	2004
	13.216913	20.083913	51.96%	0	2003
	13.812362	13.216913	-4.31%	0	2002
	14.275487	13.812362	-3.24%	0	2001
	24.916384	14.275487	-42.71%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	26.713771	41.473254	55.25%	0	2009
	50.316098	26.713771	-46.91%	0	2008
	35.127563	50.316098	43.24%	0	2007
	28.630638	35.127563	22.69%	0	2006
	19.153438	28.630638	49.48%	0	2005
	15.644606	19.153438	22.43%	0	2004
	10.964166	15.644606	42.69%	0	2003
	11.450041	10.964166	-4.24%	39	2002
	12.974758	11.450041	-11.75%	25	2001
	11.817233	12.974758	9.80%	12	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.388052	27.009576	55.33%	0	2009
	32.733939	17.388052	-46.88%	0	2008
	22.857287	32.733939	43.21%	0	2007
	18.623055	22.857287	22.74%	0	2006
	12.463044	18.623055	49.43%	0	2005
	10.000000	12.463044	24.63%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.073677	30.74%	0	2009*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.051813	14.124597	40.52%	0	2009
	15.882881	10.051813	-36.71%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.147327	12.101716	8.56%	0	2009
	11.499777	11.147327	-3.06%	0	2008
	10.663455	11.499777	7.84%	0	2007
	10.656245	10.663455	0.07%	0	2006
	10.651623	10.656245	0.04%	0	2005
	10.219974	10.651623	4.22%	0	2004
	10.000000	10.219974	2.20%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.807567	11.408680	16.33%	0	2009
	15.221926	9.807567	-35.57%	0	2008
	15.465441	15.221926	-1.57%	0	2007
	13.409003	15.465441	15.34%	0	2006
	13.010107	13.409003	3.07%	0	2005
	11.689405	13.010107	11.30%	0	2004
	9.174309	11.689405	27.41%	0	2003
	11.551890	9.174309	-20.58%	0	2002

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.520876	13.862139	31.76%	0	2009
	19.358592	10.520876	-45.65%	0	2008
	16.648726	19.358592	16.28%	0	2007
	13.518429	16.648726	23.16%	0	2006
	12.117584	13.518429	11.56%	0	2005
	10.704526	12.117584	13.20%	0	2004
	8.728132	10.704526	22.64%	0	2003
	11.128268	8.728132	-21.57%	0	2002

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.917341	10.133858	28.00%	0	2009
	10.625020	7.917341	-25.48%	0	2008
	11.042287	10.625020	-3.78%	0	2007
	10.000000	11.042287	10.42%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.279047	16.858625	18.07%	0	2009
	19.798017	14.279047	-27.88%	0	2008
	21.190011	19.798017	-6.57%	0	2007
	18.129889	21.190011	16.88%	0	2006
	17.523098	18.129889	3.46%	0	2005
	15.559667	17.523098	12.62%	0	2004
	12.249189	15.559667	27.03%	0	2003
	14.232053	12.249189	-13.93%	0	2002

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.055694	20.56%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.100507	1.01%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.812538	12.084235	23.15%	0	2009
	14.420003	9.812538	-31.95%	0	2008
	14.737340	14.420003	-2.15%	0	2007
	13.076669	14.737340	12.70%	0	2006
	12.379750	13.076669	5.63%	0	2005
	10.311541	12.379750	20.06%	0	2004
	7.597901	10.311541	35.72%	0	2003
	10.000000	7.597901	-24.02%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.481911	9.857382	31.75%	0	2009
	11.583691	7.481911	-35.41%	0	2008
	10.911525	11.583691	6.16%	0	2007
	10.143929	10.911525	7.57%	0	2006
	9.938626	10.143929	2.07%	0	2005
	9.499959	9.938626	4.62%	0	2004
	7.654150	9.499959	24.12%	0	2003
	10.936572	7.654150	-30.01%	0	2002

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.072925	11.290301	24.44%	0	2009
	14.654133	9.072925	-38.09%	0	2008
	14.135644	14.654133	3.67%	0	2007
	12.424711	14.135644	13.77%	0	2006
	12.048127	12.424711	3.13%	0	2005
	11.055229	12.048127	8.98%	0	2004
	8.743455	11.055229	26.44%	0	2003
	11.433642	8.743455	-23.53%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.394501	12.548318	20.72%	0	2009
	14.979668	10.394501	-30.61%	0	2008
	14.196462	14.979668	5.52%	0	2007
	12.373260	14.196462	14.74%	0	2006
	12.034289	12.373260	2.82%	0	2005
	11.630648	12.034289	3.47%	0	2004
	9.744716	11.630648	19.35%	0	2003
	11.878721	9.744716	-17.96%	0	2002

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.430716	14.746442	18.63%	0	2009
	13.612057	12.430716	-8.68%	0	2008
	13.114438	13.612057	3.79%	0	2007
	12.782592	13.114438	2.60%	0	2006
	12.810509	12.782592	-0.22%	0	2005
	12.551247	12.810509	2.07%	0	2004
	12.176693	12.551247	3.08%	0	2003
	11.309545	12.176693	7.67%	0	2002

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.290592	10.138614	22.29%	0	2009
	11.234050	8.290592	-26.20%	0	2008
	10.498392	11.234050	7.01%	0	2007
	10.000000	10.498392	4.98%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.564266	9.594872	26.84%	0	2009
	11.412998	7.564266	-33.72%	0	2008
	10.518347	11.412998	8.51%	0	2007
	10.000000	10.518347	5.18%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.040431	9.112684	29.43%	0	2009
	11.542938	7.040431	-39.01%	0	2008
	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.151764	17.574694	33.63%	53	2009
	23.267756	13.151764	-43.48%	53	2008
	20.104112	23.267756	15.74%	53	2007
	18.289700	20.104112	9.92%	53	2006
	15.890209	18.289700	15.10%	53	2005
	13.986657	15.890209	13.61%	54	2004
	11.062836	13.986657	26.43%	54	2003
	12.400091	11.062836	-10.78%	54	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.032463	8.768775	45.36%	332	2009
	13.432461	6.032463	-55.09%	333	2008
	9.364090	13.432461	43.45%	306	2007
	10.000000	9.364090	-6.36%	287	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.841661	12.605268	28.08%	87	2009
	17.439229	9.841661	-43.57%	87	2008
	17.458770	17.439229	-0.11%	87	2007
	14.760062	17.458770	18.28%	87	2006
	14.168390	14.760062	4.18%	87	2005
	12.914155	14.168390	9.71%	88	2004
	10.068066	12.914155	28.27%	88	2003
	12.314799	10.068066	-18.24%	88	2002

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.362252	7.696648	43.53%	0	2009
	12.114380	5.362252	-55.74%	0	2008
	9.996390	12.114380	21.19%	0	2007
	9.637319	9.996390	3.73%	0	2006
	8.987214	9.637319	7.23%	0	2005
	8.522420	8.987214	5.45%	0	2004
	6.672816	8.522420	27.72%	0	2003
	8.676041	6.672816	-23.09%	0	2002

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.050949	10.162366	26.23%	0	2009
	15.490725	8.050949	-48.03%	0	2008
	12.396773	15.490725	24.96%	0	2007
	11.791270	12.396773	5.14%	0	2006
	11.327678	11.791270	4.09%	0	2005
	11.136737	11.327678	1.71%	0	2004
	8.514851	11.136737	30.79%	0	2003
	12.384853	8.514851	-31.25%	0	2002

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.416032	11.918726	41.62%	0	2009
	11.402019	8.416032	-26.19%	0	2008
	11.277015	11.402019	1.11%	0	2007
	10.297247	11.277015	9.51%	0	2006
	10.196357	10.297247	0.99%	0	2005
	9.456304	10.196357	7.83%	0	2004
	7.560980	9.456304	25.07%	0	2003
	7.408079	7.560980	2.06%	0	2002

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.231511	10.252397	41.77%	0	2009
	9.786127	7.231511	-26.10%	0	2008
	10.000000	9.786127	-2.14%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.492401	11.954949	13.94%	0	2009
	11.020864	10.492401	-4.80%	0	2008
	10.737396	11.020864	2.64%	0	2007
	10.451062	10.737396	2.74%	0	2006
	10.393570	10.451062	0.55%	0	2005
	10.114979	10.393570	2.75%	0	2004
	10.000000	10.114979	1.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.671050	9.200402	37.92%	336	2009
	11.196312	6.671050	-40.42%	336	2008
	9.843302	11.196312	13.75%	308	2007
	10.000000	9.843302	-1.57%	287	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.344108	14.128098	24.54%	0	2009
	20.517005	11.344108	-44.71%	0	2008
	17.772964	20.517005	15.44%	0	2007
	15.297418	17.772964	16.18%	0	2006
	13.053223	15.297418	17.19%	0	2005
	11.676982	13.053223	11.79%	0	2004
	8.278081	11.676982	41.06%	0	2003
	10.550644	8.278081	-21.54%	0	2002

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.577575	13.178908	24.59%	0	2009
	19.135070	10.577575	-44.72%	0	2008
	16.573237	19.135070	15.46%	0	2007
	14.264458	16.573237	16.19%	0	2006
	12.176620	14.264458	17.15%	0	2005
	10.891962	12.176620	11.79%	0	2004
	7.718997	10.891962	41.11%	0	2003
	10.000000	7.718997	-22.81%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.502620	11.631741	55.04%	116	2009
	15.601198	7.502620	-51.91%	116	2008
	15.000119	15.601198	4.01%	116	2007
	13.105208	15.000119	14.46%	117	2006
	12.972801	13.105208	1.02%	117	2005
	11.554180	12.972801	12.28%	117	2004
	7.433831	11.554180	55.43%	118	2003
	10.000000	7.433831	-25.66%	118	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.862729	10.501643	33.56%	0	2009
	11.347958	7.862729	-30.71%	0	2008
	11.104529	11.347958	2.19%	0	2007
	10.000000	11.104529	11.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.434554	8.185954	27.22%	0	2009
	9.752789	6.434554	-34.02%	0	2008
	10.143557	9.752789	-3.85%	0	2007
	10.000000	10.143557	1.44%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.589253	8.453884	28.30%	0	2009
	10.000000	6.589253	-34.11%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.296301	10.706574	70.05%	0	2009
	13.506531	6.296301	-53.38%	0	2008
	10.655440	13.506531	26.76%	0	2007
	10.000000	10.655440	6.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.513161	14.222374	35.28%	0	2009
	17.859129	10.513161	-41.13%	0	2008
	15.660044	17.859129	14.04%	0	2007
	13.063390	15.660044	19.88%	0	2006
	12.004163	13.063390	8.82%	0	2005
	10.252048	12.004163	17.09%	0	2004
	7.852023	10.252048	30.57%	0	2003
	10.000000	7.852023	-21.48%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.238892	9.782597	35.14%	0	2009
	12.329457	7.238892	-41.29%	0	2008
	10.843323	12.329457	13.71%	0	2007
	10.000000	10.843323	8.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.938945	13.957379	16.91%	0	2009
	11.412418	11.938945	4.61%	0	2008
	10.435795	11.412418	9.36%	0	2007
	10.000000	10.435795	4.36%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.343252	8.731681	18.91%	0	2009
	12.994210	7.343252	-43.49%	0	2008
	11.807776	12.994210	10.05%	0	2007
	10.000000	11.807776	4.47%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	7.713524	10.788169	39.86%	0	2009
	14.811811	7.713524	-47.92%	0	2008
	13.603656	14.811811	8.88%	0	2007
	11.879131	13.603656	14.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.260850	10.388824	25.76%	0	2009
	11.749454	8.260850	-29.69%	0	2008
	10.665000	11.749454	10.17%	0	2007
	10.000000	10.665000	6.65%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.461002	8.370485	29.55%	0	2009
	11.850539	6.461002	-45.48%	0	2008
	12.737583	11.850539	-6.96%	0	2007
	10.000000	12.737583	27.38%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.363328	16.469708	33.21%	0	2009
	21.053292	12.363328	-41.28%	0	2008
	18.632898	21.053292	12.99%	0	2007
	14.751026	18.632898	26.32%	0	2006
	12.698388	14.751026	16.16%	0	2005
	10.396068	12.698388	22.15%	0	2004
	8.177656	10.396068	27.13%	0	2003
	10.000000	8.177656	-18.22%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.245268	21.241206	23.17%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.268928	9.016324	43.83%	0	2009
	11.428589	6.268928	-45.15%	0	2008
	8.492349	11.428589	34.58%	0	2007
	7.901043	8.492349	7.48%	0	2006
	7.126209	7.901043	10.87%	0	2005
	6.132757	7.126209	16.20%	0	2004
	5.178331	6.132757	18.43%	0	2003
	6.253323	5.178331	-17.19%	0	2002

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.878316	12.190787	54.74%	0	2009
	14.256608	7.878316	-44.74%	0	2008
	11.888578	14.256608	19.92%	0	2007
	11.181353	11.888578	6.33%	0	2006
	10.196210	11.181353	9.66%	0	2005
	10.265717	10.196210	-0.68%	0	2004
	7.083279	10.265717	44.93%	0	2003
	10.000000	7.083279	-29.17%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.572472	3.975587	54.54%	0	2009
	4.661468	2.572472	-44.81%	0	2008
	3.888995	4.661468	19.86%	0	2007
	3.661446	3.888995	6.21%	0	2006
	3.332166	3.661446	9.88%	0	2005
	3.363865	3.332166	-0.94%	0	2004
	2.331479	3.363865	44.28%	0	2003
	4.007355	2.331479	-41.82%	0	2002

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.365756	23.575481	76.39%	172	2009
	28.394698	13.365756	-52.93%	172	2008
	22.510007	28.394698	26.14%	160	2007
	15.577572	22.510007	44.50%	151	2006
	11.978709	15.577572	30.04%	0	2005
	10.244286	11.978709	16.93%	0	2004
	7.729765	10.244286	32.53%	0	2003
	10.000000	7.729765	-22.70%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.763332	13.693467	76.39%	0	2009
	16.499263	7.763332	-52.95%	0	2008
	13.085427	16.499263	26.09%	0	2007
	9.059618	13.085427	44.44%	0	2006
	6.970674	9.059618	29.97%	0	2005
	5.962587	6.970674	16.91%	0	2004
	4.499478	5.962587	32.52%	0	2003
	6.152979	4.499478	-26.87%	0	2002

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.345851	11.663313	24.80%	0	2009
	14.205869	9.345851	-34.21%	0	2008
	14.077968	14.205869	0.91%	0	2007
	12.231867	14.077968	15.09%	0	2006
	11.370133	12.231867	7.58%	0	2005
	10.000000	11.370133	13.70%	0	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.098507	12.180267	20.61%	0	2009
	15.243699	10.098507	-33.75%	0	2008
	14.384752	15.243699	5.97%	0	2007
	12.118222	14.384752	18.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.958025	9.999600	11.63%	0	2009
	10.505182	8.958025	-14.73%	0	2008
	10.180267	10.505182	3.19%	0	2007
	9.918119	10.180267	2.64%	0	2006
	9.925486	9.918119	-0.07%	0	2005
	9.998725	9.925486	-0.73%	0	2004
	10.000000	9.998725	-0.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.268264	9.997385	20.91%	0	2009
	13.868982	8.268264	-40.38%	0	2008
	14.009236	13.868982	-1.00%	0	2007
	13.512331	14.009236	3.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.399779	10.873942	29.46%	0	2009
	14.082459	8.399779	-40.35%	0	2008
	13.286513	14.082459	5.99%	0	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.304382	13.04%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.438437	24.38%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.557697	9.187384	21.56%	0	2009
	10.926297	7.557697	-30.83%	0	2008
	10.451726	10.926297	4.54%	0	2007
	10.000000	10.451726	4.52%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.395078	10.378523	10.47%	0	2009
	10.582931	9.395078	-11.22%	0	2008
	10.433824	10.582931	1.43%	0	2007
	10.000000	10.433824	4.34%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.307804	10.192912	39.48%	0	2009
	12.090799	7.307804	-39.56%	0	2008
	10.734006	12.090799	12.64%	0	2007
	10.000000	10.734006	7.34%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.213995	8.494561	36.70%	0	2009
	11.308815	6.213995	-45.05%	0	2008
	10.261053	11.308815	10.21%	0	2007
	10.000000	10.261053	2.61%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.974146	7.690526	28.73%	0	2009
	9.792857	5.974146	-38.99%	0	2008
	10.000000	9.792857	-2.07%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.236784	14.721522	43.81%	0	2009
	14.432295	10.236784	-29.07%	0	2008
	14.207908	14.432295	1.58%	0	2007
	13.040874	14.207908	8.95%	0	2006
	12.931102	13.040874	0.85%	0	2005
	11.924059	12.931102	8.45%	0	2004
	9.900524	11.924059	20.44%	0	2003
	9.737236	9.900524	1.68%	0	2002

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.181762	11.772757	43.89%	0	2009
	11.552447	8.181762	-29.18%	0	2008
	11.369143	11.552447	1.61%	0	2007
	10.435727	11.369143	8.94%	0	2006
	10.000000	10.435727	4.36%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.131881	10.390629	27.78%	0	2009
	15.304786	8.131881	-46.87%	0	2008
	12.221441	15.304786	25.23%	0	2007
	9.330986	12.221441	30.98%	0	2006
	7.274894	9.330986	28.26%	0	2005
	6.467638	7.274894	12.48%	0	2004
	4.841394	6.467638	33.59%	0	2003
	6.476357	4.841394	-25.25%	0	2002

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.018102	16.627569	27.73%	0	2009
	24.493336	13.018102	-46.85%	0	2008
	19.558384	24.493336	25.23%	0	2007
	14.934305	19.558384	30.96%	0	2006
	11.646653	14.934305	28.23%	0	2005
	10.339912	11.646653	12.64%	0	2004
	7.756602	10.339912	33.30%	0	2003
	10.000000	7.756602	-22.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.803329	13.302032	23.13%	0	2009
	19.706262	10.803329	-45.18%	0	2008
	16.687268	19.706262	18.09%	0	2007
	13.457619	16.687268	24.00%	0	2006
	11.448092	13.457619	17.55%	0	2005
	10.048253	11.448092	13.93%	0	2004
	7.497562	10.048253	34.02%	0	2003
	10.202185	7.497562	-26.51%	0	2002

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.567530	17.936037	23.12%	0	2009
	26.565458	14.567530	-45.16%	0	2008
	22.487719	26.565458	18.13%	0	2007
	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	0	2005
	13.548477	15.435931	13.93%	0	2004
	10.000000	13.548477	35.48%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.130170	7.729430	50.67%	0	2009
	10.000000	5.130170	-48.70%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.908776	9.334244	18.02%	0	2009
	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.187575	8.790510	22.30%	0	2009
	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.057536	10.083319	11.33%	0	2009
	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.544912	9.062813	20.12%	0	2009
	10.000000	7.544912	-24.55%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.824993	8.509389	24.68%	0	2009
	10.000000	6.824993	-31.75%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.288260	9.607347	15.92%	0	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.845494	10.549709	7.15%	0	2009
	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.829489	11.273445	14.69%	0	2009
	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.755036	22.127024	60.86%	0	2009
	33.063004	13.755036	-58.40%	0	2008
	23.058810	33.063004	43.39%	0	2007
	17.121952	23.058810	34.67%	0	2006
	13.104750	17.121952	30.65%	0	2005
	11.018589	13.104750	18.93%	0	2004
	6.768606	11.018589	62.79%	0	2003
	8.106355	6.768606	-16.50%	0	2002

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.196467	24.471320	61.03%	0	2009
	36.586463	15.196467	-58.46%	0	2008
	25.521530	36.586463	43.36%	0	2007
	18.960812	25.521530	34.60%	0	2006
	14.510224	18.960812	30.67%	0	2005
	12.198995	14.510224	18.95%	0	2004
	7.495729	12.198995	62.75%	0	2003
	10.000000	7.495729	-25.04%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.362980	14.527898	1.15%	0	2009
	13.536704	14.362980	6.10%	0	2008
	12.825824	13.536704	5.54%	0	2007
	12.599616	12.825824	1.80%	0	2006
	12.386709	12.599616	1.72%	0	2005
	12.178075	12.386709	1.71%	0	2004
	12.121079	12.178075	0.47%	0	2003
	11.087778	12.121079	9.32%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	4.986558	6.555835	31.47%	0	2009
	8.259649	4.986558	-39.63%	0	2008
	7.015054	8.259649	17.74%	0	2007
	6.707862	7.015054	4.58%	0	2006
	6.394073	6.707862	4.91%	0	2005
	6.001871	6.394073	6.53%	0	2004
	4.590315	6.001871	30.75%	0	2003
	6.538172	4.590315	-29.79%	0	2002

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.554722	8.303543	26.68%	0	2009
	11.693487	6.554722	-43.95%	0	2008
	10.853520	11.693487	7.74%	0	2007
	10.000000	10.853520	8.54%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.522873	11.931917	25.30%	0	2009
	15.308184	9.522873	-37.79%	0	2008
	14.668581	15.308184	4.36%	0	2007
	12.741978	14.668581	15.12%	0	2006
	11.984875	12.741978	6.32%	0	2005
	10.670649	11.984875	12.32%	0	2004
	8.215054	10.670649	29.89%	0	2003
	10.000000	8.215054	-17.85%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.523426	15.23%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.082047	20.82%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.101361	11.928224	7.45%	0	2009
	11.992742	11.101361	-7.43%	0	2008
	11.554601	11.992742	3.79%	0	2007
	11.049006	11.554601	4.58%	0	2006
	10.857746	11.049006	1.76%	0	2005
	10.533052	10.857746	3.08%	0	2004
	9.909899	10.533052	6.29%	0	2003
	10.000000	9.909899	-0.90%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.303566	12.091079	17.35%	0	2009
	13.619819	10.303566	-24.35%	0	2008
	13.087664	13.619819	4.07%	0	2007
	11.931793	13.087664	9.69%	0	2006
	11.498473	11.931793	3.77%	0	2005
	10.657265	11.498473	7.89%	0	2004
	9.012363	10.657265	18.25%	0	2003
	10.000000	9.012363	-9.88%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.919721	12.154289	22.53%	0	2009
	14.678830	9.919721	-32.42%	0	2008
	14.040065	14.678830	4.55%	0	2007
	12.443859	14.040065	12.83%	0	2006
	11.798411	12.443859	5.47%	0	2005
	10.685816	11.798411	10.41%	0	2004
	8.566085	10.685816	24.75%	0	2003
	10.000000	8.566085	-14.34%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.778891	12.163228	12.84%	0	2009
	12.880912	10.778891	-16.32%	0	2008
	12.354247	12.880912	4.26%	0	2007
	11.567555	12.354247	6.80%	0	2006
	11.239043	11.567555	2.92%	0	2005
	10.647898	11.239043	5.55%	0	2004
	9.507569	10.647898	11.99%	0	2003
	10.000000	9.507569	-4.92%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.077655	21.657282	34.70%	0	2009
	25.690552	16.077655	-37.42%	0	2008
	24.250660	25.690552	5.94%	0	2007
	22.403405	24.250660	8.25%	0	2006
	20.288824	22.403405	10.42%	0	2005
	11.797782	20.288824	14.00%	0	2004
	13.418734	11.797782	32.63%	0	2003
	16.084876	13.418734	-16.58%	0	2002

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.767718	11.596067	-1.46%	0	2009
	11.706507	11.767718	0.52%	0	2008
	11.342165	11.706507	3.21%	0	2007
	11.015384	11.342165	2.97%	0	2006
	10.892063	11.015384	1.13%	0	2005
	10.968931	10.892063	-0.70%	0	2004
	11.066732	10.968931	-0.88%	0	2003
	11.100780	11.066732	-0.31%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.677180	14.306279	22.51%	0	2009
	14.333485	11.677180	-18.53%	0	2008
	13.909639	14.333485	3.05%	0	2007
	13.469205	13.909639	3.27%	0	2006
	13.382009	13.469205	0.65%	0	2005
	12.752538	13.382009	4.94%	0	2004
	11.547565	12.752538	10.43%	0	2003
	10.935239	11.547565	5.60%	0	2002

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.442337	34.42%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.078619	8.170431	34.41%	0	2009
	10.000000	6.078619	-39.21%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.667697	14.921868	27.89%	0	2009
	22.072817	11.667697	-47.14%	0	2008
	21.772574	22.072817	1.38%	0	2007
	18.007172	21.772574	20.91%	0	2006
	16.314137	18.007172	10.38%	0	2005
	13.772107	16.314137	18.46%	0	2004
	10.000000	13.772107	37.72%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.300524	8.054001	27.83%	0	2009
	10.000000	6.300524	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.284757	7.887411	25.50%	0	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.216511	7.783988	25.21%	0	2009
	10.000000	6.216511	-37.83%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.689909	8.597378	28.51%	0	2009
	10.000000	6.689909	-33.10%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.823919	11.078364	25.55%	0	2009
	16.719936	8.823919	-47.23%	0	2008
	15.467798	16.719936	8.10%	0	2007
	15.214808	15.467798	1.66%	0	2006
	14.289660	15.214808	6.47%	0	2005
	12.791193	14.289660	11.71%	0	2004
	9.671672	12.791193	32.25%	0	2003
	14.718863	9.671672	-34.29%	0	2002

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.780205	25.834325	24.32%	0	2009
	31.094922	20.780205	-33.17%	0	2008
	33.908952	31.094922	-8.30%	0	2007
	29.348465	33.908952	15.54%	0	2006
	28.905822	29.348465	1.53%	0	2005
	25.018122	28.905822	15.54%	0	2004
	16.192394	25.018122	54.51%	0	2003
	22.570133	16.192394	-28.26%	0	2002

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.792408	22.280410	32.68%	0	2009
	27.581842	16.792408	-39.12%	0	2008
	27.419590	27.581842	0.59%	0	2007
	24.845062	27.419590	10.36%	0	2006
	22.456273	24.845062	10.64%	0	2005
	19.154484	22.456273	17.24%	0	2004
	13.790055	19.154484	38.90%	0	2003
	16.934952	13.790055	-18.57%	0	2002

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.488044	10.542591	24.21%	0	2009
	14.744782	8.488044	-42.43%	0	2008
	13.838380	14.744782	6.55%	0	2007
	12.363615	13.838380	11.93%	0	2006
	11.682001	12.363615	5.83%	0	2005
	10.806133	11.682001	8.11%	0	2004
	8.603482	10.806133	25.60%	0	2003
	10.568710	8.603482	-18.59%	0	2002

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.589702	7.203521	28.87%	333	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.843634	10.385334	5.50%	0	2009
	10.000000	9.843634	-1.56%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.928952	29.29%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.903630	29.04%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.145827	10.314299	26.62%	0	2009
	13.125312	8.145827	-37.94%	0	2008
	13.628411	13.125312	-3.69%	0	2007
	11.936752	13.628411	14.17%	0	2006
	11.624315	11.936752	2.69%	0	2005
	10.043723	11.624315	15.74%	0	2004
	7.757941	10.043723	29.46%	0	2003
	10.521790	7.757941	-26.27%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.156003	14.457152	42.35%	0	2009
	18.925714	10.156003	-46.34%	0	2008
	16.833637	18.925714	12.43%	0	2007
	15.830998	16.833637	6.33%	0	2006
	15.291700	15.830998	3.53%	0	2005
	14.517548	15.291700	5.33%	0	2004
	11.255526	14.517548	28.98%	0	2003
	15.623539	11.255526	-27.96%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.438879	18.492103	37.60%	0	2009
	22.813666	13.438879	-41.09%	0	2008
	21.782493	22.813666	4.73%	0	2007
	18.789648	21.782493	15.93%	0	2006
	16.682960	18.789648	12.63%	0	2005
	14.209351	16.682960	17.41%	0	2004
	10.000000	14.209351	42.09%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.407890	11.575585	37.68%	0	2009
	14.271766	8.407890	-41.09%	0	2008
	13.629059	14.271766	4.72%	0	2007
	11.756121	13.629059	15.93%	0	2006
	10.440758	11.756121	12.60%	0	2005
	8.895100	10.440758	17.38%	0	2004
	6.314040	8.895100	40.88%	0	2003
	8.232600	6.314040	-23.30%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.988444	2.482612	24.85%	0	2009
	9.563886	1.988444	-79.21%	0	2008
	10.000000	9.563886	-4.36%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.170717	2.679489	23.44%	0	2009
	10.333299	2.170717	-78.99%	0	2008
	10.502191	10.333299	-1.61%	0	2007
	10.000000	10.502191	5.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.326193	11.784682	26.36%	0	2009
	15.388393	9.326193	-39.39%	0	2008
	14.962113	15.388393	2.85%	0	2007
	13.205210	14.962113	13.30%	0	2006
	12.649738	13.205210	4.39%	0	2005
	11.732516	12.649738	7.82%	0	2004
	9.399555	11.732516	24.82%	0	2003
	11.751920	9.399555	-20.02%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.954845	8.047221	35.14%	339	2009
	9.724370	5.954845	-38.76%	340	2008
	9.994196	9.724370	-2.70%	307	2007
	10.000000	9.994196	-0.06%	286	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.633683	11.277175	30.62%	58	2009
	17.209838	8.633683	-49.83%	58	2008
	16.432771	17.209838	4.73%	58	2007
	16.203447	16.432771	1.42%	58	2006
	14.644219	16.203447	10.65%	58	2005
	12.412379	14.644219	17.98%	58	2004
	10.033548	12.412379	23.71%	59	2003
	14.107081	10.033548	-28.88%	59	2002

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.856139	8.56%	0	2009

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.935503	9.36%	0	2009

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.100445	11.774218	16.57%	0	2009
	11.028989	10.100445	-8.42%	0	2008
	10.120458	11.028989	8.98%	0	2007
	10.000000	10.120458	1.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.456166	12.867331	12.32%	0	2009
	11.103352	11.456166	3.18%	0	2008
	10.366984	11.103352	7.10%	0	2007
	10.000000	10.366984	3.67%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.289634	9.791276	55.67%	0	2009
	11.256238	6.289634	-44.12%	0	2008
	10.991407	11.256238	2.41%	0	2007
	10.000000	10.991407	9.91%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.549055	8.902877	17.93%	0	2009
	12.439008	7.549055	-39.31%	0	2008
	11.598891	12.439008	7.24%	0	2007
	10.000000	11.598891	15.99%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.379457	7.628231	41.80%	0	2009
	9.097298	5.379457	-40.87%	0	2008
	10.312149	9.097298	-11.78%	0	2007
	10.000000	10.312149	3.12%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.239202	10.195562	23.74%	0	2009
	11.490037	8.239202	-28.29%	0	2008
	11.001693	11.490037	4.44%	0	2007
	10.000000	11.001693	10.02%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	6.991427	9.159756	31.01%	0	2009
	11.527802	6.991427	-39.35%	0	2008
	11.383794	11.527802	1.27%	0	2007
	10.000000	11.383794	13.84%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.328317	12.469962	70.16%	0	2009
	10.625490	7.328317	-31.03%	0	2008
	10.568800	10.625490	0.54%	0	2007
	10.000000	10.568800	5.69%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.091623	10.892292	53.59%	0	2009
	11.723275	7.091623	-39.51%	0	2008
	10.796002	11.723275	8.59%	0	2007
	10.000000	10.796002	7.96%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.594298	10.766290	41.77%	0	2009
	10.777996	7.594298	-29.54%	0	2008
	10.743245	10.777996	0.32%	0	2007
	10.000000	10.743245	7.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.590692	7.444983	33.17%	0	2009
	10.755028	5.590692	-48.02%	0	2008
	10.340219	10.755028	4.01%	0	2007
	10.000000	10.340219	3.40%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.193861	8.131464	31.28%	0	2009
	9.992694	6.193861	-38.02%	0	2008
	10.814168	9.992694	-7.60%	0	2007
	10.000000	10.814168	8.14%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.996774	8.632082	23.37%	0	2009
	11.145496	6.996774	-37.22%	0	2008
	10.983371	11.145496	1.48%	0	2007
	10.000000	10.983371	9.83%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.996774	8.632082	23.37%	0	2009
	11.145496	6.996774	-37.22%	0	2008
	10.983371	11.145496	1.48%	0	2007
	10.000000	10.983371	9.83%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.550224	10.314278	8.00%	0	2009
	10.797546	9.550224	-11.55%	0	2008
	10.395936	10.797546	3.86%	0	2007
	10.000000	10.395936	3.96%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.891737	34.490539	28.26%	0	2009
	32.110447	26.891737	-16.25%	0	2008
	30.603032	32.110447	4.93%	0	2007
	28.037652	30.603032	9.15%	0	2006
	25.356933	28.037652	10.57%	0	2005
	23.389566	25.356933	8.41%	0	2004
	18.570832	23.389566	25.95%	0	2003
	17.261739	18.570832	7.58%	0	2002

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.776243	12.762092	30.54%	0	2009
	17.924126	9.776243	-45.46%	0	2008
	15.881416	17.924126	12.86%	0	2007
	12.884245	15.881416	23.26%	0	2006
	11.776394	12.884245	9.41%	0	2005
	10.184725	11.776394	15.63%	0	2004
	8.114795	10.184725	25.51%	0	2003
	10.000000	8.114795	-18.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.583445	22.246184	110.20%	0	2009
	30.483292	10.583445	-65.28%	0	2008
	22.498101	30.483292	35.49%	0	2007
	16.368454	22.498101	37.45%	0	2006
	12.601515	16.368454	29.89%	0	2005
	10.000000	12.601515	26.02%	0	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	20.865450	43.813936	109.98%	0	2009
	60.148122	20.865450	-65.31%	0	2008
	44.376351	60.148122	35.54%	0	2007
	32.295777	44.376351	37.41%	0	2006
	24.838435	32.295777	30.02%	0	2005
	20.030473	24.838435	24.00%	0	2004
	13.188423	20.030473	51.88%	0	2003
	13.789595	13.188423	-4.36%	0	2002

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	26.575168	41.237130	55.17%	0	2009
	50.080524	26.575168	-46.94%	0	2008
	34.980940	50.080524	43.17%	0	2007
	28.525563	34.980940	22.63%	0	2006
	19.092790	28.525563	49.40%	0	2005
	15.602972	19.092790	22.37%	0	2004
	10.940542	15.602972	42.62%	0	2003
	11.431171	10.940542	-4.29%	0	2002

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.346970	26.932078	55.26%	0	2009
	32.673221	17.346970	-46.91%	0	2008
	22.826527	32.673221	43.14%	0	2007
	18.607412	22.826527	22.67%	0	2006
	12.458870	18.607412	49.35%	0	2005
	10.000000	12.458870	24.59%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.069260	30.69%	0	2009*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.017824	14.069675	40.45%	0	2009
	15.837244	10.017824	-36.75%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.115274	12.060795	8.51%	59	2009
	11.472534	11.115274	-3.11%	59	2008
	10.643627	11.472534	7.79%	33	2007

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.756634	11.343661	16.27%	0	2009
	15.150584	9.756634	-35.60%	0	2008
	15.400828	15.150584	-1.62%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.466302	13.783241	31.69%	0	2009
	19.267971	10.466302	-45.68%	0	2008
	16.579251	19.267971	16.22%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.906617	10.114983	27.93%	0	2009
	10.616031	7.906617	-25.52%	0	2008
	11.038582	10.616031	-3.83%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.204930	16.762603	18.01%	0	2009
	19.705270	14.204930	-27.91%	0	2008
	21.101512	19.705270	-6.62%	0	2007

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.051594	20.52%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.100225	1.00%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.779387	12.037287	23.09%	0	2009
	14.378592	9.779387	-31.99%	0	2008
	14.702514	14.378592	-2.20%	0	2007

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.443071	9.801238	31.68%	0	2009
	11.529422	7.443071	-35.44%	0	2008
	10.865963	11.529422	6.11%	0	2007

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	9.025801	11.225947	24.38%	0	2009
	14.585446	9.025801	-38.12%	0	2008
	14.076570	14.585446	3.62%	0	2007

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.340571	12.476865	20.66%	0	2009
	14.909523	10.340571	-30.64%	0	2008
	14.137200	14.909523	5.46%	0	2007

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.369872	14.666819	18.57%	0	2009
	13.552311	12.369872	-8.72%	0	2008
	13.063536	13.552311	3.74%	0	2007

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.279353	10.119745	22.23%	0	2009
	11.224535	8.279353	-26.24%	0	2008
	10.494851	11.224535	6.95%	0	2007

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.554008	9.577005	26.78%	0	2009
	11.403328	7.554008	-33.76%	0	2008
	10.514805	11.403328	8.45%	0	2007

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.030879	9.095709	29.37%	0	2009
	11.533156	7.030879	-39.04%	0	2008
	10.534920	11.533156	9.48%	0	2007

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.083461	17.474549	33.56%	509	2009
	23.158696	13.083461	-43.51%	509	2008
	20.020089	23.158696	15.68%	251	2007

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.024270	8.752400	45.29%	0	2009
	13.421070	6.024270	-55.11%	0	2008
	9.360928	13.421070	43.37%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.790590	12.533482	28.02%	578	2009
	17.357577	9.790590	-43.59%	578	2008
	17.385893	17.357577	-0.16%	269	2007

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.334388	7.652780	43.46%	0	2009
	12.057582	5.334388	-55.76%	0	2008
	9.954596	12.057582	21.13%	0	2007

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.009173	10.104505	26.16%	0	2009
	15.418206	8.009173	-48.05%	0	2008
	12.345038	15.418206	24.89%	0	2007

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.372353	11.850852	41.55%	0	2009
	11.348609	8.372353	-26.23%	0	2008
	11.229923	11.348609	1.06%	0	2007

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.225384	10.238503	41.70%	0	2009
	9.782807	7.225384	-26.14%	0	2008
	10.000000	9.782807	-2.17%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.462273	11.914564	13.88%	0	2009
	10.994792	10.462273	-4.84%	0	2008
	10.717458	10.994792	2.59%	0	2007

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.662004	9.183259	37.85%	0	2009
	11.186819	6.662004	-40.45%	0	2008
	9.839985	11.186819	13.69%	0	2007

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.285190	14.047583	24.48%	0	2009
	20.420848	11.285190	-44.74%	0	2008
	17.698704	20.420848	15.38%	0	2007

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.541812	13.127680	24.53%	0	2009
	19.080088	10.541812	-44.75%	0	2008
	16.534063	19.080088	15.40%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.477240	11.586518	54.96%	75	2009
	15.556357	7.477240	-51.93%	75	2008
	14.964645	15.556357	3.95%	34	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.852078	10.482089	33.49%	0	2009
	11.338348	7.852078	-30.75%	0	2008
	11.100789	11.338348	2.14%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.425835	8.170719	27.15%	0	2009
	9.744526	6.425835	-34.06%	0	2008
	10.140131	9.744526	-3.90%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.587021	8.446738	28.23%	0	2009
	10.000000	6.587021	-34.13%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.287761	10.686648	69.96%	0	2009
	13.495083	6.287761	-53.41%	0	2008
	10.651851	13.495083	26.69%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.477627	14.167112	35.21%	0	2009
	17.807816	10.477627	-41.16%	0	2008
	15.623013	17.807816	13.98%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.229077	9.764383	35.07%	0	2009
	12.319021	7.229077	-41.32%	0	2008
	10.839679	12.319021	13.65%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.922782	13.931412	16.85%	0	2009
	11.402754	11.922782	4.56%	0	2008
	10.432283	11.402754	9.30%	0	2007

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.318439	8.697747	18.85%	0	2009
	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	7.695275	10.757175	39.79%	0	2009
	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.250100	10.370039	25.70%	0	2009
	11.740142	8.250100	-29.73%	0	2008
	10.661992	11.740142	10.11%	0	2007

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.452593	8.355345	29.49%	0	2009
	11.841142	6.452593	-45.51%	0	2008
	12.733986	11.841142	-7.01%	0	2007

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.321506	16.405654	33.15%	0	2009
	20.992749	12.321506	-41.31%	0	2008
	18.588802	20.992749	12.93%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.174627	21.143472	23.11%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.240588	8.971001	43.75%	0	2009
	11.382719	6.240588	-45.17%	0	2008
	8.462578	11.382719	34.51%	0	2007

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.851660	12.143365	54.66%	0	2009
	14.215620	7.851660	-44.77%	0	2008
	11.860451	14.215620	19.86%	0	2007

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.560843	3.955620	54.47%	0	2009
	4.642758	2.560843	-44.84%	0	2008
	3.875357	4.642758	19.80%	0	2007

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.320575	23.483877	76.30%	0	2009
	28.313138	13.320575	-52.95%	0	2008
	22.456808	28.313138	26.08%	0	2007

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.728195	13.624574	76.30%	0	2009
	16.432956	7.728195	-52.97%	0	2008
	13.039486	16.432956	26.02%	0	2007

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.323754	11.629845	24.73%	0	2009
	14.179487	9.323754	-34.24%	0	2008
	14.059007	14.179487	0.86%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.064340	12.132886	20.55%	0	2009
	15.199863	10.064340	-33.79%	0	2008
	14.350718	15.199863	5.92%	0	2007

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.932255	9.965779	11.57%	0	2009
	10.480296	8.932255	-14.77%	0	2008
	10.161335	10.480296	3.14%	0	2007

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.240292	9.958495	20.85%	0	2009
	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.379915	10.842704	29.39%	0	2009
	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.300553	13.01%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.434223	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.547477	9.170310	21.50%	0	2009
	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	0	2007

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.382348	10.359202	10.41%	0	2009
	10.573953	9.382348	-11.27%	0	2008
	10.430304	10.573953	1.38%	0	2007

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.297903	10.173918	39.41%	0	2009
	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.205551	8.478706	36.63%	0	2009
	11.299224	6.205551	-45.08%	0	2008
	10.257600	11.299224	10.15%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.969082	7.680104	28.66%	0	2009
	9.789543	5.969082	-39.03%	0	2008
	10.000000	9.789543	-2.10%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.183633	14.637649	43.74%	0	2009
	14.364668	10.183633	-29.11%	0	2008
	14.148553	14.364668	1.53%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.166545	11.744906	43.82%	0	2009
	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.097881	10.341937	27.71%	0	2009
	15.248556	8.097881	-46.89%	0	2008
	12.182757	15.248556	25.17%	0	2007

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.974091	16.562944	27.66%	0	2009
	24.422976	12.974091	-46.88%	0	2008
	19.512150	24.422976	25.17%	0	2007

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.747242	13.226261	23.07%	0	2009
	19.613938	10.747242	-45.21%	0	2008
	16.617558	19.613938	18.03%	0	2007

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.525655	17.875394	23.06%	0	2009
	26.502591	14.525655	-45.19%	0	2008
	22.445955	26.502591	18.07%	0	2007

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.128430	7.722891	50.59%	0	2009
	10.000000	5.128430	-48.72%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.114157	7.917563	29.50%	0	2009
	10.000000	6.114157	-38.86%	0	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.906100	9.326349	17.96%	0	2009
	10.000000	7.906100	-20.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.185138	8.783074	22.24%	0	2009
	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.054467	10.074792	11.27%	0	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.542347	9.055130	20.06%	0	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.822678	8.502192	24.62%	0	2009
	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.842156	10.540779	7.10%	0	2009
	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.826168	11.263937	14.63%	0	2009
	10.000000	9.826168	-1.74%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.697545	22.023367	60.78%	0	2009
	32.941605	13.697545	-58.42%	0	2008
	22.985864	32.941605	43.31%	0	2007

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.145084	24.376212	60.95%	63	2009
	36.481374	15.145084	-58.49%	63	2008
	25.461205	36.481374	43.28%	32	2007

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.288471	14.445190	1.10%	0	2009
	13.473320	14.288471	6.05%	0	2008
	12.772282	13.473320	5.49%	0	2007

NVIT NVIT Growth Fund: Class I - Q/NQ	4.960659	6.518468	31.40%	0	2009
	8.220945	4.960659	-39.66%	0	2008
	6.985741	8.220945	17.68%	0	2007

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.545828	8.288047	26.62%	0	2009
	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.489423	11.883980	25.23%	0	2009
	15.262171	9.489423	-37.82%	0	2008
	14.631960	15.262171	4.31%	0	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.519523	15.20%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.077950	20.78%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.062388	11.880314	7.39%	0	2009
	11.956703	11.062388	-7.48%	0	2008
	11.525753	11.956703	3.74%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.267363	12.042482	17.29%	0	2009
	13.578871	10.267363	-24.39%	0	2008
	13.054979	13.578871	4.01%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.884870	12.105449	22.46%	0	2009
	14.634701	9.884870	-32.46%	0	2008
	14.005009	14.634701	4.50%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.741025	12.114345	12.79%	0	2009
	12.842197	10.741025	-16.36%	0	2008
	12.323405	12.842197	4.21%	0	2007

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.994221	21.533962	34.64%	0	2009
	25.570254	15.994221	-37.45%	0	2008
	24.149432	25.570254	5.88%	0	2007

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.706618	11.530003	-1.51%	0	2009
	11.651639	11.706618	0.47%	0	2008
	11.294770	11.651639	3.16%	0	2007

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.616550	14.224766	22.45%	0	2009
	14.266311	11.616550	-18.57%	0	2008
	13.851522	14.266311	2.99%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.437789	34.38%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.076553	8.163503	34.34%	0	2009
	10.000000	6.076553	-39.23%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.634171	14.871436	27.83%	0	2009
	22.020598	11.634171	-47.17%	0	2008
	21.732167	22.020598	1.33%	0	2007

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.298373	8.047163	27.77%	0	2009
	10.000000	6.298373	-37.02%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.282625	7.880723	25.44%	0	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.214397	7.777395	25.15%	0	2009
	10.000000	6.214397	-37.86%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.687632	8.590080	28.45%	0	2009
	10.000000	6.687632	-33.12%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.780713	11.018517	25.49%	0	2009
	16.646531	8.780713	-47.25%	0	2008
	15.407749	16.646531	8.04%	0	2007

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.672323	25.687156	24.26%	0	2009
	30.949250	20.672323	-33.21%	0	2008
	33.767343	30.949250	-8.35%	0	2007

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.705232	22.153496	32.61%	0	2009
	27.452618	16.705232	-39.15%	0	2008
	27.305066	27.452618	0.54%	0	2007

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.443977	10.482532	24.14%	0	2009
	14.675695	8.443977	-42.46%	0	2008
	13.780579	14.675695	6.50%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.587798	7.197397	28.81%	0	2009
	10.000000	5.587798	-44.12%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.840303	10.376547	5.45%	0	2009
	10.000000	9.840303	-1.60%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.924568	29.25%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.899269	28.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.103526	10.255537	26.56%	0	2009
	13.063813	8.103526	-37.97%	0	2008
	13.571478	13.063813	-3.74%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.103262	14.374787	42.28%	0	2009
	18.837030	10.103262	-46.36%	0	2008
	16.763314	18.837030	12.37%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.400233	18.429576	37.53%	497	2009
	22.759649	13.400233	-41.12%	497	2008
	21.742014	22.759649	4.68%	238	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.370969	11.518899	37.61%	0	2009
	14.216315	8.370969	-41.12%	0	2008
	13.583024	14.216315	4.66%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.986750	2.479231	24.79%	0	2009
	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.167769	2.674491	23.38%	0	2009
	10.324542	2.167769	-79.00%	0	2008
	10.498653	10.324542	-1.66%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.277785	11.717558	26.30%	0	2009
	15.316318	9.277785	-39.43%	0	2008
	14.899636	15.316318	2.80%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.946778	8.032226	35.07%	0	2009
	9.716144	5.946778	-38.79%	0	2008
	9.990835	9.716144	-2.75%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.588847	11.212926	30.55%	67	2009
	17.129200	8.588847	-49.86%	67	2008
	16.364120	17.129200	4.68%	31	2007

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.852457	8.52%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.931791	9.32%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.087189	11.752796	16.51%	0	2009
	11.020109	10.087189	-8.47%	0	2008
	10.117473	11.020109	8.92%	0	2007

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.441129	12.843922	12.26%	0	2009
	11.094409	11.441129	3.13%	0	2008
	10.363926	11.094409	7.05%	0	2007

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.281454	9.773575	55.59%	0	2009
	11.247316	6.281454	-44.15%	0	2008
	10.988299	11.247316	2.36%	0	2007

SBL Fund - Series D (Global Series) - Q/NQ	7.539232	8.886786	17.87%	0	2009
	12.429150	7.539232	-39.34%	0	2008
	11.595612	12.429150	7.19%	0	2007

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.372434	7.614397	41.73%	0	2009
	9.090064	5.372434	-40.90%	0	2008
	10.309227	9.090064	-11.83%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.228485	10.177148	23.68%	0	2009
	11.480932	8.228485	-28.33%	0	2008
	10.998587	11.480932	4.39%	0	2007

SBL Fund - Series O (Equity Income Series) - Q/NQ	6.982338	9.143203	30.95%	0	2009
	11.518668	6.982338	-39.38%	0	2008
	11.380584	11.518668	1.21%	0	2007

SBL Fund - Series P (High Yield Series) - Q/NQ	7.318776	12.447422	70.08%	0	2009
	10.617056	7.318776	-31.07%	0	2008
	10.565815	10.617056	0.48%	0	2007

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.082398	10.872598	53.52%	0	2009
	11.713981	7.082398	-39.54%	0	2008
	10.792948	11.713981	8.53%	0	2007

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.584413	10.746830	41.70%	0	2009
	10.769443	7.584413	-29.57%	0	2008
	10.740205	10.769443	0.27%	0	2007

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.583414	7.431509	33.10%	0	2009
	10.746502	5.583414	-48.04%	0	2008
	10.337299	10.746502	3.96%	0	2007

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.185807	8.116762	31.22%	0	2009
	9.984781	6.185807	-38.05%	0	2008
	10.811115	9.984781	-7.64%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.585343	9.192758	39.59%	0	2009
	11.664029	6.585343	-43.54%	0	2008
	10.533157	11.664029	10.74%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.987280	8.615984	23.31%	0	2009
	11.136039	6.987280	-37.26%	0	2008
	10.979668	11.136039	1.42%	0	2007

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.537279	10.295079	7.95%	0	2009
	10.788393	9.537279	-11.60%	0	2008
	10.392434	10.788393	3.81%	0	2007

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.752279	34.294273	28.19%	0	2009
	31.960149	26.752279	-16.29%	0	2008
	30.475338	31.960149	4.87%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.743196	12.712495	30.48%	0	2009
	17.872621	9.743196	-45.49%	0	2008
	15.843866	17.872621	12.80%	0	2007

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.558416	22.182334	110.09%	0	2009
	30.426723	10.558416	-65.30%	0	2008
	22.467806	30.426723	35.42%	0	2007

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	20.757117	43.564382	109.88%	0	2009
	59.866379	20.757117	-65.33%	0	2008
	44.191018	59.866379	35.47%	0	2007

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	26.437223	41.002242	55.09%	0	2009
	49.845964	26.437223	-46.96%	0	2008
	34.834877	49.845964	43.09%	0	2007

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.305968	26.854769	55.18%	0	2009
	32.612600	17.305968	-46.93%	0	2008
	22.795807	32.612600	43.06%	0	2007

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.064835	30.65%	0	2009*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.983965	14.015000	40.38%	0	2009
	15.791750	9.983965	-36.78%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.083295	12.019984	8.45%	0	2009
	11.445340	11.083295	-3.16%	0	2008
	10.623823	11.445340	7.73%	0	2007
	10.627401	10.623823	-0.03%	0	2006
	10.633557	10.627401	-0.06%	0	2005
	10.213008	10.633557	4.12%	0	2004
	10.000000	10.213008	2.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.706000	11.279060	16.21%	0	2009
	15.079630	9.706000	-35.64%	0	2008
	15.336528	15.079630	-1.68%	0	2007
	13.310693	15.336528	15.22%	0	2006
	12.927802	13.310693	2.96%	0	2005
	11.627252	12.927802	11.19%	0	2004
	9.134791	11.627252	27.29%	0	2003
	11.513844	9.134791	-20.66%	0	2002
	12.768846	11.513844	-9.83%	0	2001
	14.516288	12.768846	-12.04%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.411917	13.704659	31.62%	0	2009
	19.177624	10.411917	-45.71%	0	2008
	16.509933	19.177624	16.16%	0	2007
	13.419312	16.509933	23.03%	0	2006
	12.040921	13.419312	11.45%	0	2005
	10.647602	12.040921	13.09%	0	2004
	8.690538	10.647602	22.52%	0	2003
	11.091611	8.690538	-21.65%	0	2002
	15.916904	11.091611	-30.32%	0	2001
	19.446544	15.916904	-18.15%	0	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.895892	10.096145	27.87%	0	2009
	10.607030	7.895892	-25.56%	0	2008
	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.131173	16.667097	17.95%	0	2009
	19.612934	14.131173	-27.95%	0	2008
	21.013380	19.612934	-6.66%	0	2007
	17.996978	21.013380	16.76%	0	2006
	17.412261	17.996978	3.36%	0	2005
	15.476950	17.412261	12.50%	0	2004
	12.196439	15.476950	26.90%	0	2003
	14.185172	12.196439	-14.02%	0	2002
	12.778642	14.185172	-11.01%	0	2001
	10.991130	12.778642	16.26%	0	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.047512	20.48%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.099944	1.00%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.746305	11.990480	23.03%	124	2009
	14.337260	9.746305	-32.02%	125	2008
	14.667756	14.337260	-2.25%	116	2007
	13.028113	14.667756	12.59%	109	2006
	12.346278	13.028113	5.52%	94	2005
	10.294104	12.346278	19.94%	0	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.404379	9.745324	31.62%	0	2009
	11.475348	7.404379	-35.48%	0	2008
	10.820520	11.475348	6.05%	0	2007
	10.069512	10.820520	7.46%	0	2006
	9.875708	10.069512	1.96%	0	2005
	9.449413	9.875708	4.51%	0	2004
	7.621164	9.449413	23.99%	0	2003
	10.900528	7.621164	-30.08%	0	2002
	14.309420	10.900528	-23.82%	0	2001
	16.344103	14.309420	-12.45%	16	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	8.978954	11.162010	24.31%	12	2009
	14.517123	8.978954	-38.15%	12	2008
	14.017785	14.517123	3.56%	12	2007
	12.333598	14.017785	13.66%	12	2006
	11.971890	12.333598	3.02%	0	2005
	10.996431	11.971890	8.87%	0	2004
	8.705780	10.996431	26.31%	0	2003
	11.395964	8.705780	-23.61%	0	2002
	13.188992	11.395964	-13.59%	0	2001
	14.773416	13.188992	-10.72%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.286873	12.405791	20.60%	0	2009
	14.839651	10.286873	-30.68%	0	2008
	14.078129	14.839651	5.41%	0	2007
	12.282546	14.078129	14.62%	0	2006
	11.958170	12.282546	2.71%	0	2005
	11.568814	11.958170	3.37%	0	2004
	9.702740	11.568814	19.23%	0	2003
	11.839596	9.702740	-18.05%	0	2002
	13.268495	11.839596	-10.77	0	2001
	13.571399	13.268495	-2.23%	0	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.309331	14.587620	18.51%	0	2009
	13.492834	12.309331	-8.77%	0	2008
	13.012844	13.492834	3.69%	0	2007
	12.696417	13.012844	2.49%	0	2006
	12.737045	12.696417	-0.32%	0	2005
	12.491949	12.737045	1.96%	0	2004
	12.131471	12.491949	2.97%	0	2003
	11.278978	12.131471	7.56%	0	2002
	10.612780	11.278978	6.28%	165	2001
	9.764075	10.612780	8.69%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.268135	10.100892	22.17%	0	2009
	11.215025	8.268135	-26.28%	0	2008
	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.543784	9.559189	26.72%	0	2009
	11.393675	7.543784	-33.79%	0	2008
	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.021341	9.078750	29.30%	0	2009
	11.523387	7.021341	-39.07%	0	2008
	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.015516	17.374968	33.49%	0	2009
	23.050179	13.015516	-43.53%	0	2008
	19.936457	23.050179	15.62%	0	2007
	18.155558	19.936457	9.81%	0	2006
	15.789650	18.155558	14.98%	0	2005
	13.912260	15.789650	13.49%	0	2004
	11.015156	13.912260	26.30%	0	2003
	12.359225	11.015156	-10.88%	0	2002
	14.333260	12.359225	-13.77%	0	2001
	15.613554	14.333260	-8.20%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.016095	8.736084	45.21%	0	2009
	13.409697	6.016095	-55.14%	0	2008
	9.357772	13.409697	43.30%	0	2007
	10.000000	9.357772	-6.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.739694	12.462004	27.95%	1,068	2009
	17.276143	9.739694	-43.62%	1,070	2008
	17.313177	17.276143	-0.21%	941	2007
	14.651799	17.313177	18.16%	840	2006
	14.078719	14.651799	4.07%	713	2005
	12.845461	14.078719	9.60%	0	2004
	10.024679	12.845461	28.14%	0	2003
	12.274215	10.024679	-18.33%	0	2002
	13.143893	12.274215	-6.62%	0	2001
	12.332164	13.143893	6.58%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.306677	7.609170	43.39%	0	2009
	12.001064	5.306677	-55.78%	0	2008
	9.913004	12.001064	21.06%	0	2007
	9.566623	9.913004	3.62%	0	2006
	8.930329	9.566623	7.13%	0	2005
	8.477086	8.930329	5.35%	0	2004
	6.644054	8.477086	27.59%	0	2003
	8.647434	6.644054	-23.17%	0	2002
	10.272119	8.647434	-15.82%	0	2001
	12.603267	10.272119	-18.50%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.967548	10.046888	26.10%	0	2009
	15.345904	7.967548	-48.08%	0	2008
	12.293412	15.345904	24.83%	0	2007
	11.704811	12.293412	5.03%	0	2006
	11.256004	11.704811	3.99%	0	2005
	11.077503	11.256004	1.61%	0	2004
	8.478157	11.077503	30.66%	0	2003
	12.344049	8.478157	-31.32%	0	2002
	15.249368	12.344049	-19.05%	0	2001
	17.424460	15.249368	-12.48%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.328857	11.783305	41.48%	0	2009
	11.295399	8.328857	-26.26%	0	2008
	11.182974	11.295399	1.01%	0	2007
	10.221727	11.182974	9.40%	0	2006
	10.131831	10.221727	0.89%	0	2005
	9.406006	10.131831	7.72%	0	2004
	7.528392	9.406006	24.94%	0	2003
	7.383653	7.528392	1.96%	0	2002
	8.517712	7.383653	-13.31%	0	2001
	11.184683	8.517712	-23.84%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.219256	10.224645	41.63%	0	2009
	9.779485	7.219256	-26.18%	0	2008
	10.000000	9.779485	-2.21%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.432191	11.874274	13.82%	81	2009
	10.968752	10.432191	-4.89%	78	2008
	10.697536	10.968752	2.54%	64	2007
	10.422813	10.697536	2.64%	43	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.652963	9.166128	37.78%	0	2009
	11.177345	6.652963	-40.48%	0	2008
	9.836672	11.177345	13.63%	0	2007
	10.000000	9.836672	-1.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.226594	13.967551	24.41%	0	2009
	20.325159	11.226594	-44.77%	0	2008
	17.624769	20.325159	15.32%	0	2007
	15.185240	17.624769	16.07%	0	2006
	12.970635	15.185240	17.07%	0	2005
	11.614887	12.970635	11.67%	0	2004
	8.242406	11.614887	40.92%	0	2003
	10.515875	8.242406	-21.62%	0	2002
	13.576001	10.515875	-22.54%	0	2001
	17.063506	13.576001	-20.44%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.506140	13.076608	24.47%	54	2009
	19.025215	10.506140	-44.78%	54	2008
	16.494924	19.025215	15.34%	33	2007
	14.211442	16.494924	16.07%	15	2006
	12.143653	14.211442	17.03%	0	2005
	10.873513	12.143653	11.68%	0	2004
	7.713742	10.873513	40.96%	0	2003
	10.000000	7.713742	-22.86%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.451953	11.541464	54.88%	0	2009
	15.511651	7.451953	-51.96%	0	2008
	14.929260	15.511651	3.90%	0	2007
	13.056524	14.929260	14.34%	0	2006
	12.937705	13.056524	0.92%	0	2005
	11.534626	12.937705	12.16%	0	2004
	7.428775	11.534626	55.27%	0	2003
	10.000000	7.428775	-25.71%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.841436	10.462580	33.43%	0	2009
	11.328748	7.841436	-30.78%	0	2008
	11.097057	11.328748	2.09%	0	2007
	10.000000	11.097057	10.97%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.417120	8.155480	27.09%	18	2009
	9.736270	6.417120	-34.09%	0	2008
	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.279233	10.666723	69.87%	0	2009
	13.483652	6.279233	-53.43%	0	2008
	10.648257	13.483652	26.63%	0	2007
	10.000000	10.648257	6.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.442193	14.112023	35.14%	0	2009
	17.756634	10.442193	-41.19%	0	2008
	15.586068	17.756634	13.93%	0	2007
	13.014844	15.586068	19.76%	0	2006
	11.971670	13.014844	8.71%	0	2005
	10.234685	11.971670	16.97%	0	2004
	7.846679	10.234685	30.43%	0	2003
	10.000000	7.846679	-21.53%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.219258	9.746172	35.00%	0	2009
	12.308557	7.219258	-41.35%	25	2008
	10.836015	12.308557	13.59%	5	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.906623	13.905472	16.79%	0	2009
	11.393085	11.906623	4.51%	0	2008
	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.293671	8.663914	18.79%	0	2009
	12.919640	7.293671	-43.55%	0	2008
	11.752005	12.919640	9.94%	0	2007
	10.000000	11.752005	4.37%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.239374	10.351307	25.63%	0	2009
	11.730836	8.239374	-29.76%	0	2008
	10.658976	11.730836	10.06%	0	2007
	10.000000	10.658976	6.59%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.444185	8.340207	29.42%	0	2009
	11.831754	6.444185	-45.53%	0	2008
	12.730391	11.831754	-7.06%	0	2007
	10.000000	12.730391	27.30%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.279846	16.341890	33.08%	0	2009
	20.932428	12.279846	-41.34%	0	2008
	18.544861	20.932428	12.87%	0	2007
	14.696197	18.544861	26.19%	0	2006
	12.663998	14.696197	16.05%	0	2005
	10.378445	12.663998	22.02%	0	2004
	8.172087	10.378445	27.00%	0	2003
	10.000000	8.172087	-18.28%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.104303	21.046219	23.05%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.212331	8.925862	43.68%	0	2009
	11.336953	6.212331	-45.20%	0	2008
	8.432856	11.336953	34.44%	0	2007
	7.853644	8.432856	7.38%	0	2006
	7.090622	7.853644	10.76%	0	2005
	6.108331	7.090622	16.08%	0	2004
	5.162942	6.108331	18.31%	0	2003
	6.241085	5.162942	-17.27%	0	2002
	8.114733	6.241085	-23.09%	0	2001
	10.000000	8.114733	-18.85%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.825124	12.096185	54.58%	0	2009
	14.174782	7.825124	-44.80%	0	2008
	11.832408	14.174782	19.80%	0	2007
	11.139790	11.832408	6.22%	0	2006
	10.168590	11.139790	9.55%	0	2005
	10.248317	10.168590	-0.78%	0	2004
	7.078454	10.248317	44.78%	0	2003
	10.000000	7.078454	-29.22%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.549249	3.935705	54.39%	0	2009
	4.624093	2.549249	-44.87%	0	2008
	3.861747	4.624093	19.74%	0	2007
	3.639474	3.861747	6.11%	0	2006
	3.315514	3.639474	9.77%	0	2005
	3.350462	3.315514	-1.04%	0	2004
	2.324540	3.350462	44.13%	0	2003
	3.999498	2.324540	-41.88%	0	2002
	6.485104	3.999498	-38.33%	0	2001
	10.000000	6.485104	-35.15%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.275516	23.392553	76.21%	0	2009
	28.231761	13.275516	-52.98%	0	2008
	22.403696	28.231761	26.01%	0	2007
	15.519699	22.403696	44.36%	0	2006
	11.946276	15.519699	29.91%	0	2005
	10.226942	11.946276	16.81%	0	2004
	7.724506	10.226942	32.40%	0	2003
	10.000000	7.724506	-22.75%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.693219	13.556034	76.21%	0	2009
	16.366939	7.693219	-53.00%	0	2008
	12.993737	16.366939	25.96%	0	2007
	9.005239	12.993737	44.29%	0	2006
	6.935852	9.005239	29.84%	0	2005
	5.938819	6.935852	16.79%	0	2004
	4.486092	5.938819	32.38%	0	2003
	6.140922	4.486092	-26.95%	0	2002
	8.151333	6.140922	-24.66%	0	2001
	10.000000	8.151333	-18.49%	28	2000*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.301704	11.596447	24.67%	0	2009
	14.153158	9.301704	-34.28%	0	2008
	14.040063	14.153158	0.81%	0	2007
	12.211289	14.040063	14.98%	0	2006
	11.362502	12.211289	7.47%	0	2005
	10.000000	11.362502	13.63%	0	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.030303	12.085718	20.49%	22	2009
	15.156167	10.030303	-33.82%	0	2008
	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.906607	9.932110	11.51%	27	2009
	10.455501	8.906607	-14.81%	42	2008
	10.142483	10.455501	3.09%	21	2007
	9.891322	10.142483	2.54%	0	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	0	2004
	10.000000	9.991948	-0.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.212423	9.919776	20.79%	0	2009
	13.789344	8.212423	-40.44%	0	2008
	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.360084	10.811558	29.32%	0	2009
	14.030202	8.360084	-40.41%	0	2008
	13.250742	14.030202	5.88%	17	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.296710	12.97%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.430016	24.30%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.537242	9.153218	21.44%	0	2009
	10.907812	7.537242	-30.90%	0	2008
	10.444700	10.907812	4.43%	0	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.369657	10.339936	10.36%	0	2009
	10.565011	9.369657	-11.31%	0	2008
	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.288016	10.154988	39.34%	0	2009
	12.070327	7.288016	-39.62%	0	2008
	10.726774	12.070327	12.53%	0	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.197142	8.462921	36.56%	336	2009
	11.289658	6.197142	-45.11%	338	2008
	10.254148	11.289658	10.10%	339	2007
	10.000000	10.254148	2.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.964017	7.669690	28.60%	0	2009
	9.786217	5.964017	-39.06%	0	2008
	10.000000	9.786217	-2.14%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.130773	14.554292	43.66%	0	2009
	14.297368	10.130773	-29.14%	0	2008
	14.089452	14.297368	1.48%	0	2007
	12.945246	14.089452	8.84%	0	2006
	12.849293	12.945246	0.75%	0	2005
	11.860661	12.849293	8.34%	0	2004
	9.857878	11.860661	20.32%	0	2003
	9.705141	9.857878	1.57%	0	2002
	9.464778	9.705141	2.54%	0	2001
	10.485712	9.464778	-9.74%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.151351	11.717100	43.74%	0	2009
	11.521221	8.151351	-29.25%	0	2008
	11.349994	11.521221	1.51%	0	2007
	10.428702	11.349994	8.83%	0	2006
	10.000000	10.428702	4.29%	0	2005

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.064028	10.293468	27.65%	0	2009
	15.192561	8.064028	-46.92%	0	2008
	12.144219	15.192561	25.10%	0	2007
	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001
	10.000000	9.213885	-7.86%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.930219	16.498556	27.60%	329	2009
	24.352789	12.930219	-46.90%	329	2008
	19.466014	24.352789	25.10%	318	2007
	14.878826	19.466014	30.83%	309	2006
	11.615140	14.878826	28.10%	289	2005
	10.322414	11.615140	12.52%	0	2004
	7.751335	10.322414	33.17%	0	2003
	10.000000	7.751335	-22.49%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.691433	13.150891	23.00%	0	2009
	19.522028	10.691433	-45.23%	0	2008
	16.548136	19.522028	17.97%	0	2007
	13.358929	16.548136	23.87%	0	2006
	11.375654	13.358929	17.43%	0	2005
	9.994811	11.375654	13.82%	0	2004
	7.465251	9.994811	33.88%	0	2003
	10.168561	7.465251	-26.58%	0	2002
	12.729459	10.168561	-20.12%	0	2001
	14.753188	12.729459	-13.72%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.483883	17.814941	23.00%	0	2009
	26.439851	14.483883	-45.22%	0	2008
	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.126680	7.716333	50.51%	0	2009
	10.000000	5.126680	-48.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.112083	7.910873	29.43%	40	2009
	10.000000	6.112083	-38.88%	46	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.903416	9.318454	17.90%	0	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.051407	10.066259	11.21%	0	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.838832	10.531878	7.04%	28	2009
	10.000000	9.838832	-1.61%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.822838	11.254404	14.57%	0	2009
	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.640295	21.920197	60.70%	0	2009
	32.820669	13.640295	-58.44%	0	2008
	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006
	13.048349	17.031036	30.52%	0	2005
	10.982304	13.048349	18.81%	0	2004
	6.753156	10.982304	62.62%	0	2003
	8.096093	6.753156	-16.59%	0	2002
	8.678451	8.096093	-6.71%	0	2001
	10.000000	8.678451	-13.22%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.093873	24.281440	60.87%	0	2009
	36.376576	15.093873	-58.51%	0	2008
	25.401015	36.376576	43.21%	0	2007
	18.890385	25.401015	34.47%	0	2006
	14.470955	18.890385	30.54%	0	2005
	12.178340	14.470955	18.83%	0	2004
	7.490620	12.178340	62.58%	0	2003
	10.000000	7.49062	-25.09%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.231255	11.994031	17.23%	0	2009
	13.538003	10.231255	-24.43%	0	2008
	13.022333	13.538003	3.96%	0	2007
	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	12.113343	11.464275	7.78%	0	2004
	12.068906	12.113343	0.37%	0	2003
	11.051278	12.068906	9.21%	0	2002
	10.472185	11.051278	5.53%	0	2001
	9.455873	10.472185	10.75%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	4.934864	6.481277	31.34%	0	2009
	8.182358	4.934864	-39.69%	0	2008
	6.956499	8.182358	17.62%	0	2007
	6.658614	6.956499	4.47%	0	2006
	6.353549	6.658614	4.80%	0	2005
	5.969902	6.353549	6.43%	0	2004
	4.570511	5.969902	30.62%	0	2003
	6.516595	4.570511	-29.86%	0	2002
	9.216406	6.516595	-29.29%	0	2001
	12.748099	9.216406	-27.70%	0	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.456041	11.836163	25.17%	0	2009
	15.216240	9.456041	-37.86%	0	2008
	14.595369	15.216240	4.25%	0	2007
	12.691229	14.595369	15.00%	0	2006
	11.949230	12.691229	6.21%	0	2005
	10.649717	11.949230	12.20%	0	2004
	8.207270	10.649717	29.76%	0	2003
	10.000000	8.207270	-17.93%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.073858	20.74%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.023466	11.832509	7.34%	0	2009
	11.920695	11.023466	-7.53%	0	2008
	11.496915	11.920695	3.69%	0	2007
	11.004985	11.496915	4.47%	0	2006
	10.825457	11.004985	1.66%	0	2005
	10.512395	10.825457	2.98%	0	2004
	9.900522	10.512395	6.18%	0	2003
	10.000000	9.900522	-0.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.231255	11.994031	17.23%	0	2009
	13.538003	10.231255	-24.43%	0	2008
	13.022333	13.538003	3.96%	0	2007
	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	10.636383	11.464275	7.78%	0	2004
	9.003831	10.636383	18.13%	0	2003
	10.000000	9.003831	-9.96%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.850101	12.056739	22.40%	0	2009
	14.590644	9.850101	-32.49%	0	2008
	13.969982	14.590644	4.44%	0	2007
	12.394286	13.969982	12.71%	0	2006
	11.763314	12.394286	5.36%	0	2005
	10.664866	11.763314	10.30%	0	2004
	8.557964	10.664866	24.62%	0	2003
	10.000000	8.557964	-14.42%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.703273	12.065634	12.73%	0	2009
	12.803569	10.703273	-16.40%	0	2008
	12.292621	12.803569	4.16%	0	2007
	11.521507	12.292621	6.69%	0	2006
	11.205635	11.521507	2.82%	0	2005
	10.627027	11.205635	5.44%	0	2004
	9.498578	10.627027	11.88%	0	2003
	10.000000	9.498578	-5.01%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.911129	21.411209	34.57%	203	2009
	25.450372	15.911129	-37.48%	204	2008
	24.048495	25.450372	5.83%	194	2007
	22.239162	24.048495	8.14%	186	2006
	20.160466	22.239162	10.31%	166	2005
	17.703153	20.160466	13.88%	0	2004
	13.360934	17.703153	32.50%	0	2003
	16.031888	13.360934	-16.66%	0	2002
	16.509731	16.031888	-2.89%	0	2001
	14.562264	16.509731	13.37%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.645810	11.464287	-1.56%	0	2009
	11.597006	11.645810	0.42%	0	2008
	11.247554	11.597006	3.11%	4	2007
	10.934570	11.247554	2.86%	328	2006
	10.823110	10.934570	1.03%	330	2005
	10.910569	10.823110	-0.80%	0	2004
	11.019038	10.910569	-0.98%	0	2003
	11.064171	11.019038	-0.41%	0	2002
	10.853962	11.064171	1.94%	0	2001
	10.402569	10.853962	4.34%	0	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.556220	14.143714	22.39%	430	2009
	14.199439	11.556220	-18.61%	431	2008
	13.793632	14.199439	2.94%	376	2007
	13.370415	13.793632	3.17%	322	2006
	13.297326	13.370415	0.55%	278	2005
	12.684724	13.297326	4.83%	0	2004
	11.497820	12.684724	10.32%	0	2003
	10.899202	11.497820	5.49%	0	2002
	10.632058	10.899202	2.51%	0	2001
	10.225806	10.632058	3.97%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.433240	34.33%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.074489	8.156600	34.28%	34	2009
	10.000000	6.074489	-39.26%	30	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.600705	14.821136	27.76%	0	2009
	21.968445	11.600705	-47.19%	8	2008
	21.691770	21.968445	1.28%	5	2007
	17.958520	21.691770	20.79%	0	2006
	16.286544	17.958520	10.27%	0	2005
	13.762779	16.286544	18.34%	0	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.296237	8.040348	27.70%	20	2009
	10.000000	6.296237	-37.04%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.280491	7.874053	25.37%	0	2009
	10.000000	6.280491	-37.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.212287	7.770807	25.09%	15	2009
	10.000000	6.212287	-37.88%	14	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.685366	8.582814	28.38%	14	2009
	10.000000	6.685366	-33.15%	22	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.737691	10.958964	25.42%	401	2009
	16.573416	8.737691	-47.28%	401	2008
	15.347910	16.573416	7.98%	338	2007
	15.112192	15.347910	1.56%	267	2006
	14.207650	15.112192	6.37%	182	2005
	12.730702	14.207650	11.60%	90	2004
	9.635711	12.730702	32.12%	203	2003
	14.679081	9.635711	-34.36%	134	2002
	16.733188	14.679081	-12.28%	0	2001
	20.284124	16.733188	-17.51%	0	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.564933	25.540730	24.20%	403	2009
	30.804160	20.564933	-33.24%	403	2008
	33.626225	30.804160	-8.39%	345	2007
	29.133262	33.626225	15.42%	277	2006
	28.722942	29.133262	1.43%	196	2005
	24.885091	28.722942	15.42%	103	2004
	16.122626	24.885091	54.35%	246	2003
	22.495777	16.122626	-28.33%	166	2002
	17.823704	22.495777	26.21%	84	2001
	16.287722	17.823704	9.43%	0	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.618484	22.027260	32.55%	0	2009
	27.323988	16.618484	-39.18%	4	2008
	27.191015	27.323988	0.49%	2	2007
	24.662918	27.191015	10.25%	0	2006
	22.314210	24.662918	10.53%	0	2005
	19.052645	22.314210	17.12%	0	2004
	13.730651	19.052645	38.76%	0	2003
	16.879142	13.730651	-18.65%	0	2002
	18.388267	16.879142	-8.21%	0	2001
	17.158959	18.388267	7.16%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.400103	10.422768	24.08%	30	2009
	14.606893	8.400103	-42.49%	34	2008
	13.722966	14.606893	6.44%	15	2007
	12.272927	13.722966	11.81%	0	2006
	11.608061	12.272927	5.73%	0	2005
	10.748649	11.608061	8.00%	0	2004
	8.566400	10.748649	25.47%	0	2003
	10.533860	8.566400	-18.68%	0	2002
	12.141316	10.533860	-13.24%	0	2001
	12.604902	12.141316	-3.68%	0	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.585887	7.191287	28.74%	210	2009
	10.000000	5.585887	-44.14%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.836967	10.367761	5.40%	0	2009
	10.000000	9.836967	-1.63%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.920205	29.20%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.894893	28.95%	23	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.061443	10.197096	26.49%	77	2009
	13.002593	8.061443	-38.00%	85	2008
	13.514788	13.002593	-3.79%	50	2007
	11.849219	13.514788	14.06%	8	2006
	11.550766	11.849219	2.58%	0	2005
	9.990303	11.550766	15.62%	0	2004
	7.724509	9.990303	29.33%	0	2003
	10.487119	7.724509	-26.34%	0	2002
	12.133258	10.487119	-13.57%	0	2001
	13.794835	12.133258	-12.04%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.050760	14.292826	42.21%	0	2009
	18.748697	10.050760	-46.39%	0	2008
	16.693231	18.748697	12.31%	0	2007
	15.714870	16.693231	6.23%	0	2006
	15.194913	15.714870	3.42%	0	2005
	14.440322	15.194913	5.23%	0	2004
	11.207016	14.440322	28.85%	0	2003
	15.572047	11.207016	-28.03%	0	2002
	18.103937	15.572047	-13.99%	0	2001
	18.439240	18.103937	-1.82%	13	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.361713	18.367259	37.46%	0	2009
	22.705776	13.361713	-41.15%	0	2008
	21.701631	22.705776	4.63%	0	2007
	18.738865	21.701631	15.81%	0	2006
	16.654730	18.738865	12.51%	0	2005
	14.199720	16.654730	17.29%	0	2004
	10.000000	14.199720	42.00%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.334165	11.462435	37.54%	0	2009
	14.161034	8.334165	-41.15%	0	2008
	13.537128	14.161034	4.61%	0	2007
	11.688662	13.537128	15.81%	0	2006
	10.391353	11.688662	12.48%	0	2005
	8.862004	10.391353	17.26%	0	2004
	6.296936	8.862004	40.74%	0	2003
	8.218658	6.296936	-23.38%	0	2002
	9.496340	8.218658	-13.45%	0	2001
	10.000000	9.496340	-5.04%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.985066	2.475866	24.72%	0	2009
	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.164825	2.669500	23.31%	0	2009
	10.315805	2.164825	-79.01%	0	2008
	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*
	9.229598	11.650774	26.23%	27	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.244535	9.229598	-39.46%	26	2008
	14.837386	15.244535	2.74%	12	2007
	13.108388	14.837386	13.19%	0	2006
	12.569703	13.108388	4.29%	0	2005
	11.670124	12.569703	7.71%	0	2004
	9.359056	11.670124	24.69%	0	2003
	11.713202	9.359056	-20.10%	0	2002
	13.251196	11.713202	-11.61%	0	2001
	14.760805	13.251196	-10.23%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.938698	8.017245	35.00%	0	2009
	9.707899	5.938698	-38.83%	14	2008
	9.987465	9.707899	-2.80%	4	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.544230	11.149007	30.49%	0	2009
	17.048909	8.544230	-49.88%	0	2008
	16.295740	17.048909	4.62%	0	2007
	16.084619	16.295740	1.31%	0	2006
	14.551544	16.084619	10.54%	0	2005
	12.346352	14.551544	17.86%	0	2004
	9.990303	12.346352	23.58%	0	2003
	14.060573	9.990303	-28.95%	0	2002
	20.792245	14.060573	-32.38%	0	2001
	23.804137	20.792245	-12.65%	9	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.848770	8.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.928078	9.28%	10	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.073944	11.731404	16.45%	0	2009
	11.011231	10.073944	-8.51%	0	2008
	10.114488	11.011231	8.87%	0	2007
	10.000000	10.114488	1.14%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.426111	12.820546	12.20%	0	2009
	11.085475	11.426111	3.07%	0	2008
	10.360869	11.085475	6.99%	0	2007
	10.000000	10.360869	3.61%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.273267	9.755878	55.52%	0	2009
	11.238387	6.273267	-44.18%	0	2008
	10.985196	11.238387	2.30%	0	2007
	10.000000	10.985196	9.85%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.529426	8.870716	17.81%	0	2009
	12.419305	7.529426	-39.37%	0	2008
	11.592344	12.419305	7.13%	0	2007
	10.000000	11.592344	15.92%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.365446	7.600635	41.66%	0	2009
	9.082860	5.365446	-40.93%	0	2008
	10.306320	9.082860	-11.87%	0	2007
	10.000000	10.306320	3.06%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.217777	10.158733	23.62%	0	2009
	11.471831	8.217777	-28.37%	0	2008
	10.995483	11.471831	4.33%	0	2007
	10.000000	10.995483	9.95%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	6.973249	9.126673	30.88%	0	2009
	11.509546	6.973249	-39.41%	0	2008
	11.377371	11.509546	1.16%	0	2007
	10.000000	11.377371	13.77%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.309256	12.424910	69.99%	0	2009
	10.608640	7.309256	-31.10%	0	2008
	10.562829	10.608640	0.43%	0	2007
	10.000000	10.562829	5.63%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.073167	10.852910	53.44%	0	2009
	11.704685	7.073167	-39.57%	0	2008
	10.789901	11.704685	8.48%	0	2007
	10.000000	10.789901	7.90%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.574542	10.727384	41.62%	0	2009
	10.760906	7.574542	-29.61%	0	2008
	10.737169	10.760906	0.22%	0	2007
	10.000000	10.737169	7.37%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.576145	7.418066	33.03%	0	2009
	10.737978	5.576145	-48.07%	0	2008
	10.334377	10.737978	3.91%	0	2007
	10.000000	10.334377	3.34%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.177748	8.102064	31.15%	0	2009
	9.976852	6.177748	-38.08%	0	2008
	10.808065	9.976852	-7.69%	0	2007
	10.000000	10.808065	8.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.977814	8.599948	23.25%	0	2009
	11.126616	6.977814	-37.29%	0	2008
	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.977814	8.599948	23.25%	0	2009
	11.126616	6.977814	-37.29%	0	2008
	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.524373	10.275922	7.89%	0	2009
	10.779264	9.524373	-11.64%	27	2008
	10.388939	10.779264	3.76%	15	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.613380	34.098904	28.13%	0	2009
	31.810375	26.613380	-16.34%	0	2008
	30.348016	31.810375	4.82%	0	2007
	27.832187	30.348016	9.04%	0	2006
	25.196617	27.832187	10.46%	0	2005
	23.265299	25.196617	8.30%	0	2004
	18.490922	23.265299	25.82%	0	2003
	17.204918	18.490922	7.47%	0	2002
	15.882098	17.204918	8.33%	0	2001
	14.489064	15.882098	9.61%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.710238	12.663054	30.41%	0	2009
	17.821247	9.710238	-45.51%	0	2008
	15.806391	17.821247	12.75%	0	2007
	12.836370	15.806391	23.14%	0	2006
	11.744532	12.836370	9.30%	0	2005
	10.167476	11.744532	15.51%	0	2004
	8.109277	10.167476	25.38%	0	2003
	10.000000	8.109277	-18.91%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.533425	22.118613	109.99%	266	2009
	30.370223	10.533425	-65.32%	266	2008
	22.437530	30.370223	35.35%	226	2007
	16.340913	22.437530	37.31%	183	2006
	12.593052	16.340913	29.76%	116	2005
	10.000000	12.593052	25.93%	23	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	20.649302	43.316130	109.77%	55	2009
	59.585849	20.649302	-65.35%	55	2008
	44.006397	59.585849	35.40%	55	2007
	32.058974	44.006397	37.27%	55	2006
	24.681277	32.058974	29.89%	56	2005
	19.923949	24.681277	23.88%	56	2004
	13.131584	19.923949	51.73%	163	2003
	13.744142	13.131584	-4.46%	112	2002
	14.226803	13.744142	-3.39%	0	2001
	24.869640	14.226803	-42.79%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	26.299894	40.768529	55.01%	0	2009
	49.612322	26.299894	-46.99%	0	2008
	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001
	11.794757	12.930490	9.63%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.265023	26.777630	55.10%	0	2009
	32.552027	17.265023	-46.96%	0	2008
	22.765085	32.552027	42.99%	0	2007
	18.576124	22.765085	22.55%	0	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.060414	30.60%	0	2009*

Maximum Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.916493	13.906134	40.23%	0	2009
	15.701038	9.916493	-36.84%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.019566	11.938727	8.34%	0	2009
	11.391105	11.019566	-3.26%	0	2008
	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.218139	8.379453	16.09%	0	2009
	11.225835	7.218139	-35.70%	0	2008
	11.428768	11.225835	-1.78%	0	2007
	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	0	2003
	8.623786	6.834929	-20.74%	0	2002
	9.573565	8.623786	-9.92%	0	2001
	10.894734	9.573565	-12.13%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	8.125088	10.683757	31.49%	0	2009
	14.980792	8.125088	-45.76%	0	2008
	12.910087	14.980792	16.04%	0	2007
	10.503984	12.910087	22.91%	0	2006
	9.434597	10.503984	11.33%	0	2005
	8.351354	9.434597	12.97%	0	2004
	6.823270	8.351354	22.40%	0	2003
	8.717309	6.823270	-21.73%	0	2002
	12.522513	8.717309	-30.39%	0	2001
	15.314929	12.522513	-18.23%	0	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.874490	10.058556	27.74%	0	2009
	10.589059	7.874490	-25.64%	0	2008
	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.185668	13.179603	17.83%	0	2009
	15.540625	11.185668	-28.02%	0	2008
	16.667321	15.540625	-6.76%	0	2007
	14.289251	16.667321	16.64%	0	2006
	13.839011	14.289251	3.25%	0	2005
	12.313381	13.839011	12.39%	0	2004
	9.713280	12.313381	26.77%	0	2003
	11.308628	9.713280	-14.11%	0	2002
	10.197744	11.308628	10.89%	0	2001
	8.780117	10.197744	16.15%	0	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.039340	20.39%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio	10.000000	10.099384	0.99%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.680413	11.897305	22.90%	0	2009
	14.254844	9.680413	-32.09%	0	2008
	14.598370	14.254844	-2.35%	0	2007
	12.979641	14.598370	12.47%	0	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	5.327622	7.004877	31.48%	0	2009
	8.265192	5.327622	-35.54%	0	2008
	7.801519	8.265192	5.94%	0	2007
	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001
	11.868131	10.380157	-12.54%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	6.500695	8.072997	24.19%	0	2009
	10.521014	6.500695	-38.21%	0	2008
	10.169522	10.521014	3.46%	0	2007
	8.956764	10.169522	13.54%	0	2006
	8.702901	8.956764	2.92%	0	2005
	8.001922	8.702901	8.76%	0	2004
	6.341490	8.001922	26.18%	0	2003
	8.309551	6.341490	-23.68%	0	2002
	9.626823	8.309551	-13.68%	0	2001
	10.794215	9.626823	-10.81%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	7.649085	9.215280	20.48%	0	2009
	11.045665	7.649085	-30.75%	0	2008
	10.489561	11.045665	5.30%	0	2007
	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	0	2001
	10.184154	9.946799	-2.33%	0	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.188974	14.430333	18.39%	0	2009
	13.374489	12.188974	-8.86%	0	2008
	12.911892	13.374489	3.58%	0	2007
	12.610701	12.911892	2.39%	0	2006
	12.663894	12.610701	-0.42%	0	2005
	12.432845	12.663894	1.86%	0	2004
	12.086367	12.432845	2.87%	0	2003
	11.248475	12.086367	7.45%	0	2002
	10.594913	11.248475	6.17%	0	2001
	9.757496	10.594913	8.58%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.245737	10.063301	22.04%	0	2009
	11.196038	8.245737	-26.35%	0	2008
	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.523329	9.523576	26.59%	0	2009
	11.374367	7.523329	-33.86%	0	2008
	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.002297	9.044919	29.17%	0	2009
	11.503856	7.002297	-39.13%	0	2008
	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.316033	12.423730	33.36%	0	2009
	16.515303	9.316033	-43.59%	0	2008
	14.298951	16.515303	15.50%	0	2007
	13.034847	14.298951	9.70%	0	2006
	11.347721	13.034847	14.87%	0	2005
	10.008646	11.347721	13.38%	0	2004
	7.932488	10.008646	26.17%	0	2003
	8.909469	7.932488	-10.97%	0	2002
	10.343090	8.909469	-13.86%	0	2001
	11.278366	10.343090	-8.29%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.999758	8.703507	45.06%	0	2009
	13.386940	5.999758	-55.18%	0	2008
	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.285831	9.312785	27.82%	0	2009
	12.936709	7.285831	-43.68%	0	2008
	12.977703	12.936709	-0.32%	0	2007
	10.993905	12.977703	18.04%	0	2006
	10.574610	10.993905	3.97%	0	2005
	9.658120	10.574610	9.49%	0	2004
	7.544918	9.658120	28.01%	0	2003
	9.247408	7.544918	-18.41%	0	2002
	9.912757	9.247408	-6.71%	0	2001
	9.309967	9.912757	6.47%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.117850	5.898522	43.24%	0	2009
	9.322042	4.117850	-55.83%	0	2008
	7.707977	9.322042	20.94%	0	2007
	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	0	2004
	5.187189	6.611555	27.46%	0	2003
	6.758171	5.187189	-23.25%	0	2002
	8.036133	6.758171	-15.90%	0	2001
	9.868824	8.036133	-18.58%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.583142	7.033050	25.97%	0	2009
	10.764399	5.583142	-48.13%	0	2008
	8.632044	10.764399	24.70%	0	2007
	8.227083	8.632044	4.92%	0	2006
	7.919648	8.227083	3.88%	0	2005
	7.801994	7.919648	1.51%	0	2004
	5.977313	7.801994	30.53%	0	2003
	8.711728	5.977313	-31.39%	0	2002
	10.773174	8.711728	-19.13%	0	2001
	12.322268	10.773174	-12.57%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.137243	10.087208	41.33%	0	2009
	9.689202	7.137243	-26.34%	0	2008
	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	0	2004
	6.490761	8.101344	24.81%	0	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	0	2001
	9.672582	7.358723	-23.92%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.207015	10.196940	41.49%	0	2009
	9.772842	7.207015	-26.25%	0	2008
	10.000000	9.772842	-2.27%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.372212	11.794012	13.71%	0	2009
	10.916785	10.372212	-4.99%	0	2008
	10.657751	10.916785	2.43%	0	2007
	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.634926	9.132006	37.64%	0	2009
	11.158385	6.634926	-40.54%	0	2008
	9.830032	11.158385	13.51%	0	2007
	10.000000	9.830032	-1.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.513548	10.581339	24.29%	0	2009
	15.429063	8.513548	-44.82%	0	2008
	13.392845	15.429063	15.20%	0	2007
	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001
	13.058898	10.379362	-20.52%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.435125	12.975013	24.34%	0	2009
	18.915891	10.435125	-44.83%	0	2008
	16.416913	18.915891	15.22%	0	2007
	14.158574	16.416913	15.95%	0	2006
	12.110746	14.158574	16.91%	0	2005
	10.855078	12.110746	11.57%	0	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.401564	11.451772	54.72%	0	2009
	15.422507	7.401564	-52.01%	0	2008
	14.858647	15.422507	3.79%	0	2007
	13.007946	14.858647	14.23%	0	2006
	12.902636	13.007946	0.82%	0	2005
	11.515065	12.902636	12.05%	0	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.820175	10.423613	33.29%	0	2009
	11.309545	7.820175	-30.85%	0	2008
	11.089575	11.309545	1.98%	0	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.399697	8.125063	26.96%	0	2009
	9.719744	6.399697	-34.16%	0	2008
	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.580310	8.425280	28.04%	0	2009
	10.000000	6.580310	-34.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.262201	10.627001	69.70%	0	2009
	13.460804	6.262201	-53.48%	0	2008
	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.371611	14.002395	35.01%	0	2009
	17.654595	10.371611	-41.25%	0	2008
	15.512350	17.654595	13.81%	0	2007
	12.966422	15.512350	19.63%	0	2006
	11.939228	12.966422	8.60%	0	2005
	10.217328	11.939228	16.85%	0	2004
	7.841336	10.217328	30.30%	0	2003
	10.000000	7.841336	-21.59%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.199705	9.709886	34.87%	0	2009
	12.287718	7.199705	-41.41%	0	2008
	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.874402	13.853761	16.67%	0	2009
	11.373802	11.874402	4.40%	0	2008
	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.244363	8.596596	18.67%	0	2009
	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	10.000000	11.696400	4.26%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	7.640737	10.664672	39.58%	0	2009
	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	8.217921	10.313864	25.50%	0	2009
	11.712227	8.217921	-29.83%	0	2008
	10.652960	11.712227	9.94%	0	2007
	10.000000	10.652960	6.53%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	6.427408	8.310048	29.29%	0	2009
	11.812979	6.427408	-45.59%	0	2008
	12.723212	11.812979	-7.15%	0	2007
	10.000000	12.723212	27.23%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	12.196853	16.214951	32.94%	0	2009
	20.812149	12.196853	-41.40%	0	2008
	18.457158	20.812149	12.76%	0	2007
	14.641528	18.457158	26.06%	0	2006
	12.629688	14.641528	15.93%	0	2005
	10.360852	12.629688	21.90%	0	2004
	8.166527	10.360852	26.87%	0	2003
	10.000000	8.166527	-18.33%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.964338	20.852791	22.92%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.156160	8.836160	43.53%	0	2009
	11.245915	6.156160	-45.26%	0	2008
	8.373693	11.245915	34.30%	0	2007
	7.806451	8.373693	7.27%	0	2006
	7.055157	7.806451	10.65%	0	2005
	6.083963	7.055157	15.96%	0	2004
	5.147573	6.083963	18.19%	0	2003
	6.228852	5.147573	-17.36%	0	2002
	8.107133	6.228852	-23.17%	0	2001
	10.000000	8.107133	-18.93%	0	2000

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.772210	12.002177	54.42%	0	2009
	14.093313	7.772210	-44.85%	0	2008
	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.526192	3.896141	54.23%	0	2009
	4.586938	2.526192	-44.93%	0	2008
	3.834638	4.586938	19.62%	0	2007
	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	0	2002
	6.479020	3.991639	-38.39%	0	2001
	10.000000	6.479020	-35.21%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.185794	23.210861	76.03%	0	2009
	28.069600	13.185794	-53.02%	0	2008
	22.297783	28.069600	25.89%	0	2007
	15.461983	22.297783	44.21%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	0	2003
	10.000000	7.719236	-22.81%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.623666	13.419831	76.03%	0	2009
	16.235545	7.623666	-53.04%	0	2008
	12.902589	16.235545	25.83%	0	2007
	8.951137	12.902589	44.14%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	0	2001
	10.000000	8.143702	-18.56%	0	2000

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.257720	11.529869	24.54%	0	2009
	14.100585	9.257720	-34.35%	0	2008
	14.002214	14.100585	0.70%	0	2007
	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.962500	11.991826	20.37%	0	2009
	15.069070	9.962500	-33.89%	0	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.855412	9.864986	11.40%	0	2009
	10.405989	8.855412	-14.90%	0	2008
	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.156925	9.842719	20.67%	0	2009
	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.320532	10.749471	29.19%	0	2009
	13.978067	8.320532	-40.47%	0	2008
	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.289050	12.89%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.421582	24.22%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.516796	9.119112	21.32%	0	2009
	10.889310	7.516796	-30.97%	0	2008
	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.344260	10.301441	10.24%	0	2009
	10.547109	9.344260	-11.40%	0	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.268248	10.117159	39.20%	0	2009
	12.049870	7.268248	-39.68%	0	2008
	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.180334	8.431393	36.42%	0	2009
	11.270518	6.180334	-45.16%	0	2008
	10.247234	11.270518	9.99%	0	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.953882	7.648876	28.47%	0	2009
	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.263916	13.295414	43.52%	0	2009
	13.087309	9.263916	-29.21%	0	2008
	12.910184	13.087309	1.37%	0	2007
	11.873788	12.910184	8.73%	0	2006
	11.797727	11.873788	0.64%	0	2005
	10.901080	11.797727	8.23%	0	2004
	9.069535	10.901080	20.19%	0	2003
	8.938092	9.069535	1.47%	0	2002
	8.725646	8.938092	2.43%	0	2001
	9.676620	8.725646	-9.83%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.121026	11.661664	43.60%	0	2009
	11.490054	8.121026	-29.32%	0	2008
	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.996675	10.197126	27.52%	0	2009
	15.081031	7.996675	-46.98%	0	2008
	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.842853	16.370417	27.47%	0	2009
	24.212910	12.842853	-46.96%	0	2008
	19.373993	24.212910	24.98%	0	2007
	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.029729	9.866849	22.88%	0	2009
	14.676850	8.029729	-45.29%	0	2008
	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001
	11.182210	9.638561	-13.80%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.400670	17.694588	22.87%	0	2009
	26.314770	14.400670	-45.28%	0	2008
	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.123186	7.703242	50.36%	0	2009
	10.000000	5.123186	-48.77%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.107929	7.897457	29.30%	0	2009
	10.000000	6.107929	-38.92%	0	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.898055	9.302682	17.78%	0	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.177820	8.760766	22.05%	0	2009
	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.045270	10.049218	11.10%	0	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.534670	9.032136	19.87%	0	2009
	10.000000	7.534670	-24.65%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.832166	10.514058	6.94%	0	2009
	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.816183	11.235352	14.46%	0	2009
	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.526313	21.714927	60.54%	0	2009
	32.579671	13.526313	-58.48%	0	2008
	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001
	10.000000	8.676322	-13.24%	0	2000

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.991860	24.092836	60.71%	0	2009
	36.167634	14.991860	-58.55%	0	2008
	25.280916	36.167634	43.06%	0	2007
	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.500804	14.637532	0.94%	0	2009
	13.694396	14.500804	5.89%	0	2008
	13.001762	13.694396	5.33%	0	2007
	12.798374	13.001762	1.59%	0	2006
	12.607632	12.798374	1.51%	0	2005
	12.420485	12.607632	1.51%	0	2004
	12.387519	12.420485	0.27%	0	2003
	11.354552	12.387519	9.10%	0	2002
	10.770572	11.354552	5.42%	0	2001
	9.735132	10.770572	10.64%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	3.723622	4.885505	31.20%	0	2009
	6.180327	3.723622	-39.75%	0	2008
	5.259774	6.180327	17.50%	0	2007
	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001
	9.707627	7.011148	-27.78%	0	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.519215	8.241771	26.42%	0	2009
	11.653883	6.519215	-44.06%	0	2008
	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.389637	11.741097	25.04%	0	2009
	15.124787	9.389637	-37.92%	0	2008
	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.946084	11.737507	7.23%	0	2009
	11.849056	10.946084	-7.62%	0	2008
	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.159426	11.897721	17.11%	0	2009
	13.456647	10.159426	-24.50%	0	2008
	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.780927	11.959902	22.28%	0	2009
	14.502953	9.780927	-32.56%	0	2008
	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.628096	11.968718	12.61%	0	2009
	12.726582	10.628096	-16.49%	0	2008
	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.394191	16.661606	34.43%	0	2009
	19.845137	12.394191	-37.55%	0	2008
	18.771190	19.845137	5.72%	0	2007
	17.376513	18.771190	8.03%	0	2006
	15.768301	17.376513	10.20%	0	2005
	13.860424	15.768301	13.76%	0	2004
	10.471383	13.860424	32.36%	0	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	0	2001
	11.447800	12.965645	13.26%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.325476	11.137615	-1.66%	0	2009
	11.289488	11.325476	0.32%	0	2008
	10.960502	11.289488	3.00%	0	2007
	10.666317	10.960502	2.76%	0	2006
	10.568302	10.666317	0.93%	0	2005
	10.664538	10.568302	-0.90%	0	2004
	10.781517	10.664538	-1.08%	0	2003
	10.836691	10.781517	-0.51%	0	2002
	10.641677	10.836691	-1.83%	0	2001
	10.209430	10.641677	4.23%	0	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.083470	13.551342	22.27%	0	2009
	13.632414	11.083470	-18.70%	0	2008
	13.256349	13.632414	2.84%	0	2007
	12.862646	13.256349	3.06%	0	2006
	12.805314	12.862646	0.45%	0	2005
	12.227805	12.805314	4.72%	0	2004
	11.094926	12.227805	10.21%	0	2003
	10.527978	11.094926	5.39%	0	2002
	10.280419	10.527978	2.41%	0	2001
	9.897603	10.280419	3.87%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.424122	34.24%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.070359	8.142763	34.14%	0	2009
	10.000000	6.070359	-39.30%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.534047	14.720979	27.63%	0	2009
	21.864487	11.534047	-47.25%	0	2008
	21.611209	21.864487	1.17%	0	2007
	17.909961	21.611209	20.67%	0	2006
	16.258970	17.909961	10.15%	0	2005
	13.753445	16.258970	18.22%	0	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.291956	8.026722	27.57%	0	2009
	10.000000	6.291956	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.208058	7.757631	24.96%	0	2009
	10.000000	6.208058	-37.92%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.680815	8.568256	28.25%	0	2009
	10.000000	6.680815	-33.19%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.652209	10.840720	25.29%	0	2009
	16.428033	8.652209	-47.33%	0	2008
	15.228839	16.428033	7.87%	0	2007
	15.010175	15.228839	1.46%	0	2006
	14.126052	15.010175	6.26%	0	2005
	12.670461	14.126052	11.49%	0	2004
	9.599855	12.670461	31.99%	0	2003
	14.639366	9.599855	-34.42%	0	2002
	16.705019	14.639366	-12.37%	0	2001
	20.270503	16.705019	-17.59%	0	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.634307	18.156682	24.07%	0	2009
	21.943047	14.634307	-33.31%	0	2008
	23.977837	21.943047	-8.49%	0	2007
	20.795111	23.977837	15.31%	0	2006
	20.523009	20.795111	1.33%	0	2005
	17.798875	20.523009	15.31%	0	2004
	11.543278	17.798875	54.19%	0	2003
	16.122666	11.543278	-28.40%	0	2002
	12.787277	16.122666	26.08%	0	2001
	11.697140	12.787277	9.32%	0	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.555192	17.948705	32.41%	0	2009
	22.310072	13.555192	-39.24%	0	2008
	22.224214	22.310072	0.39%	0	2007
	20.178364	22.224214	10.14%	0	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	0	2001
	14.124755	15.121378	7.06%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.505702	8.064012	23.95%	0	2009
	11.324266	6.505702	-42.55%	0	2008
	10.649866	11.324266	6.33%	0	2007
	9.534200	10.649866	11.70%	0	2006
	9.026851	9.534200	5.62%	0	2005
	8.367042	9.026851	7.89%	0	2004
	6.675091	8.367042	25.35%	0	2003
	8.216536	6.675091	-18.76%	0	2002
	9.480069	8.216536	-13.33%	0	2001
	9.851989	9.480069	-3.78%	0	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.582069	7.179054	28.61%	0	2009
	10.000000	5.582069	-44.18%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.911434	29.11%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.886142	28.86%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.241606	7.887116	26.36%	0	2009
	10.077576	6.241606	-38.06%	0	2008
	10.485261	10.077576	-3.89%	0	2007
	9.202382	10.485261	13.94%	0	2006
	8.979694	9.202382	2.48%	0	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001
	10.778958	9.471062	-12.13%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.891456	9.790139	42.06%	0	2009
	12.868455	6.891456	-46.45%	0	2008
	11.469371	12.868455	12.20%	0	2007
	10.808133	11.469371	6.12%	0	2006
	10.461119	10.808133	3.32%	0	2005
	9.951728	10.461119	5.12%	0	2004
	7.731297	9.951728	28.72%	0	2003
	10.753519	7.731297	-28.10%	0	2002
	12.514763	10.753519	-14.07%	0	2001
	12.759449	12.514763	-1.92%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.284926	18.243138	37.32%	0	2009
	22.598324	13.284926	-41.21%	0	2008
	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	0	2004
	10.000000	14.190099	41.90%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.261035	11.350309	37.40%	0	2009
	14.051084	8.261035	-41.21%	0	2008
	13.445762	14.051084	4.50%	0	2007
	11.621530	13.445762	15.70%	0	2006
	10.342152	11.621530	12.37%	0	2005
	8.829014	10.342152	17.14%	0	2004
	6.279861	8.829014	40.59%	0	2003
	8.204726	6.279861	-23.46%	0	2002
	9.489961	8.204726	-13.54%	0	2001
	10.000000	9.489961	-5.10%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.981687	2.469149	24.60%	0	2009
	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.158949	2.659550	23.19%	0	2009
	10.298312	2.158949	-79.04%	0	2008
	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.681916	8.426197	26.10%	0	2009
	11.047780	6.681916	-39.52%	0	2008
	10.763720	11.047780	2.64%	0	2007
	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	0	2005
	8.491851	9.137147	7.60%	0	2004
	6.817103	8.491851	24.57%	0	2003
	8.540552	6.817103	-20.18%	0	2002
	9.671852	8.540552	-11.70%	0	2001
	10.784586	9.671852	-10.32%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.922587	7.987353	34.86%	0	2009
	9.691444	5.922587	-38.89%	0	2008
	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.715778	7.450703	30.35%	0	2009
	11.416738	5.715778	-49.94%	0	2008
	10.923544	11.416738	4.51%	0	2007
	10.792970	10.923544	1.21%	0	2006
	9.774156	10.792970	10.42%	0	2005
	8.301377	9.774156	17.74%	0	2004
	6.724059	8.301377	23.46%	0	2003
	9.473229	6.724059	-29.02%	0	2002
	14.023027	9.473229	-32.45%	0	2001
	16.070617	14.023027	-12.74%	0	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.920652	9.21%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.047489	11.688705	16.33%	0	2009
	10.993488	10.047489	-8.61%	0	2008
	10.108517	10.993488	8.75%	0	2007
	10.000000	10.108517	1.09%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	11.396099	12.773877	12.09%	0	2009
	11.067607	11.396099	2.97%	0	2008
	10.354752	11.067607	6.88%	0	2007
	10.000000	10.354752	3.55%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.256941	9.720603	55.36%	0	2009
	11.220573	6.256941	-44.24%	0	2008
	10.978996	11.220573	2.20%	0	2007
	10.000000	10.978996	9.79%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.509811	8.838615	17.69%	0	2009
	12.399593	7.509811	-39.44%	0	2008
	11.585790	12.399593	7.02%	0	2007
	10.000000	11.585790	15.86%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.351473	7.573146	41.52%	0	2009
	9.068451	5.351473	-40.99%	0	2008
	10.300493	9.068451	-11.96%	0	2007
	10.000000	10.300493	3.00%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.196404	10.122027	23.49%	0	2009
	11.453641	8.196404	-28.44%	0	2008
	10.989268	11.453641	4.23%	0	2007
	10.000000	10.989268	9.89%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	6.955083	9.093641	30.75%	0	2009
	11.491278	6.955083	-39.48%	0	2008
	11.370941	11.491278	1.06%	0	2007
	10.000000	11.370941	13.71%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.290244	12.380040	69.82%	0	2009
	10.591822	7.290244	-31.17%	0	2008
	10.556864	10.591822	0.33%	0	2007
	10.000000	10.556864	5.57%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.054746	10.813656	53.28%	0	2009
	11.686114	7.054746	-39.63%	0	2008
	10.783799	11.686114	8.37%	0	2007
	10.000000	10.783799	7.84%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.554828	10.688598	41.48%	0	2009
	10.743839	7.554828	-29.68%	0	2008
	10.731108	10.743839	0.12%	0	2007
	10.000000	10.731108	7.31%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.561614	7.391211	32.90%	0	2009
	10.720935	5.561614	-48.12%	0	2008
	10.328539	10.720935	3.80%	0	2007
	10.000000	10.328539	3.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.161656	8.072754	31.02%	0	2009
	9.961017	6.161656	-38.14%	0	2008
	10.801955	9.961017	-7.79%	0	2007
	10.000000	10.801955	8.02%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.958885	8.567894	23.12%	0	2009
	11.107758	6.958885	-37.35%	0	2008
	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.958885	8.567894	23.12%	0	2009
	11.107758	6.958885	-37.35%	0	2008
	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.498565	10.237665	7.78%	0	2009
	10.760988	9.498565	-11.73%	0	2008
	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.404365	26.116941	28.00%	0	2009
	24.413707	20.404365	-16.42%	0	2008
	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.644610	12.564686	30.28%	0	2009
	17.718848	9.644610	-45.57%	0	2008
	15.731638	17.718848	12.63%	0	2007
	12.788621	15.731638	23.01%	0	2006
	11.712706	12.788621	9.19%	0	2005
	10.150241	11.712706	15.39%	0	2004
	8.103758	10.150241	25.25%	0	2003
	10.000000	8.103758	-18.96%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Class R1 - Q/NQ	10.483599	21.991657	109.77%	0	2009
	30.257475	10.483599	-65.35%	0	2008
	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Variable Insurance Products Trust - Emerging Markets Fund: Initial Class - Q/NQ	12.832010	26.890464	109.56%	0	2009
	37.066048	12.832010	-65.38%	0	2008
	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001
	15.596564	8.913211	-42.85%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Initial Class - Q/NQ	22.066487	34.171384	54.86%	0	2009
	41.668880	22.066487	-47.04%	0	2008
	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001
	9.987144	10.937759	9.52%	0	2000

Van Eck Variable Insurance Products Trust - Global Hard Assets Fund: Class R1 - Q/NQ	17.183383	26.623921	54.94%	0	2009
	32.431172	17.183383	-47.02%	0	2008
	22.703760	32.431172	42.84%	0	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.051557	30.52%	0	2009*

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
132,224 shares (cost $1,133,284)	$780,120
Large Cap VIF (BBGI)
223,162 shares (cost $2,869,525)	1,698,259
Mid Cap Growth VIF (BBCA)
127,264 shares (cost $1,627,579)	1,121,195
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
1,200,456 shares (cost $15,588,569)	16,110,122
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
204,607 shares (cost $1,186,949)	1,198,996
U.S. Equity Flex I Portfolio (WSCP)
407,009 shares (cost $4,668,086)	5,075,399
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,976,383 shares (cost $8,463,306)	11,008,453
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,062 shares (cost $106,785)	113,463
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
4,188,139 shares (cost $125,496,364)	138,920,572
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,781,087 shares (cost $11,063,364)	12,932,055
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,223,632 shares (cost $15,474,933)	19,217,525
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
675 shares (cost $5,937)	6,481
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,464,116 shares (cost $116,933,094)	111,698,383
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,765,626 shares (cost $52,960,014)	79,594,400
Investors Growth Stock Series - Service Class (MIGSC)
20,247 shares (cost $183,740)	194,779
Mid Cap Growth Series - Service Class (MMCGSC)
356,235 shares (cost $2,047,266)	1,610,183
New Discovery Series - Service Class (MNDSC)
89,870 shares (cost $1,151,304)	1,172,805
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Value Series - Service Class (MVFSC)
3,151,674 shares (cost $39,114,449)	$36,811,553
Core Plus Fixed Income Portfolio - Class I (MSVFI)
417,860 shares (cost $4,157,916)	4,149,352
Core Plus Fixed Income Portfolio - Class II (MSVF2)
83,868 shares (cost $924,286)	826,096
Emerging Markets Debt Portfolio - Class I (MSEM)
1,722,019 shares (cost $13,709,402)	13,345,649
Mid Cap Growth Portfolio- class I (MSVMG)
5,920 shares (cost $47,276)	54,226
U.S. Real Estate Portfolio - Class I (MSVRE)
116,025 shares (cost $973,648)	1,177,650
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
88,414 shares (cost $982,217)	974,326
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
30,772 shares (cost $378,186)	392,041
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,352,760 shares (cost $41,443,424)	36,891,283
American Funds NVIT Bond Fund - Class II (GVABD2)
2,975,116 shares (cost $29,612,031)	31,684,980
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,404,000 shares (cost $30,605,983)	27,757,075
American Funds NVIT Growth Fund - Class II (GVAGR2)
844,217 shares (cost $47,608,126)	38,842,420
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
363,019 shares (cost $12,213,170)	12,172,014
Federated NVIT High Income Bond Fund - Class I (HIBF)
5,817,580 shares (cost $43,538,866)	38,396,028
Federated NVIT High Income Bond Fund - Class III (HIBF3)
9,203,048 shares (cost $47,754,737)	60,648,084
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
195,896 shares (cost $2,606,293)	2,225,379
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
5,226,622 shares (cost $73,119,295)	59,269,892
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
98,295 shares (cost $1,276,172)	1,113,687
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2,724 shares (cost $31,330)	22,007
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Global Utilities Fund - Class III (GVGU)
1,149,583 shares (cost $10,689,678)	$9,323,115
Gartmore NVIT International Equity Fund - Class I (GIG)
148,693 shares (cost $1,061,672)	1,191,035
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,427,853 shares (cost $33,663,653)	27,491,377
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
7,027 shares (cost $66,273)	56,217
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
787,014 shares (cost $6,745,443)	8,043,283
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
634,256 shares (cost $9,037,699)	6,482,096
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,077,712 shares (cost $92,043,852)	102,056,670
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
519,818 shares (cost $3,862,430)	4,382,069
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
201 shares (cost $1,524)	1,693
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
281,874 shares (cost $1,938,505)	2,370,559
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
627,377 shares (cost $5,365,729)	5,985,178
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
442,562 shares (cost $3,830,136)	4,022,889
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
619,287 shares (cost $5,811,286)	6,230,029
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,385,333 shares (cost $11,365,125)	12,911,305
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
628,035 shares (cost $4,903,648)	5,551,826
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
630,757 shares (cost $5,581,283)	6,156,189
NVIT Core Bond Fund - Class I (NVCBD1)
708,096 shares (cost $7,211,751)	7,229,658
NVIT Core Bond Fund - Class II (NVCBD2)
65,567 shares (cost $659,077)	668,125
NVIT Core Plus Bond Fund - Class II (NVLCP2)
368,243 shares (cost $3,931,906)	3,969,658
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Fund - Class I (TRF)
15,858,917 shares (cost $155,170,148)	$128,615,815
NVIT Fund - Class II (TRF2)
106,022 shares (cost $1,035,595)	855,595
NVIT Global Financial Services Fund - Class I (GVGF1)
498 shares (cost $5,489)	3,713
NVIT Global Financial Services Fund - Class III (GVGFS)
580,187 shares (cost $4,131,337)	4,333,997
NVIT Government Bond Fund - Class I (GBF)
25,690,648 shares (cost $298,012,157)	301,608,212
NVIT Government Bond Fund - Class II (GBF2)
900,229 shares (cost $10,479,287)	10,532,676
NVIT Growth Fund - Class I (CAF)
2,531,095 shares (cost $25,412,558)	29,765,680
NVIT Health Sciences Fund - Class I (GVGH1)
6,963 shares (cost $72,043)	66,847
NVIT Health Sciences Fund - Class III (GVGHS)
1,395,824 shares (cost $13,922,071)	13,427,830
NVIT International Index Fund - Class VIII (GVIX8)
379,578 shares (cost $3,339,208)	3,074,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
6,311,288 shares (cost $69,587,700)	51,941,904
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
125,090 shares (cost $1,471,474)	1,504,832
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
59,153 shares (cost $728,383)	763,671
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
6,419,131 shares (cost $64,458,764)	63,356,823
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
32,570,619 shares (cost $341,868,650)	316,260,713
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
16,407,167 shares (cost $189,923,075)	154,063,298
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
10,236,976 shares (cost $109,272,618)	100,424,736
NVIT Leaders Fund - Class III (GVUSL)
706,304 shares (cost $8,943,371)	6,074,216
NVIT Mid Cap Index Fund - Class I (MCIF)
8,196,064 shares (cost $138,515,885)	121,465,663
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class I (SAM)
397,255,008 shares (cost $397,255,008)	$397,255,008
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,267 shares (cost $10,869)	10,960
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
8,620,727 shares (cost $65,638,221)	74,483,081
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
278 shares (cost $3,734)	2,718
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,795,321 shares (cost $26,843,626)	17,576,195
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
95,048 shares (cost $1,396,649)	926,721
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,053,636 shares (cost $8,050,003)	9,156,098
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
126,900 shares (cost $980,346)	1,101,488
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
659,555 shares (cost $5,017,554)	5,500,687
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
12,840,373 shares (cost $93,919,120)	107,730,732
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
903,674 shares (cost $6,704,820)	7,545,677
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
8,913,306 shares (cost $72,994,819)	81,378,481
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,262,601 shares (cost $30,637,372)	27,829,995
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
49,268 shares (cost $693,302)	594,660
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,522,843 shares (cost $164,432,631)	120,539,600
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
163,411 shares (cost $1,802,914)	1,336,700
NVIT Multi-Manager Small Company Fund - Class I (SCF)
8,722,894 shares (cost $179,460,800)	126,045,823
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
205,107 shares (cost $4,105,102)	2,898,155
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,804,003 shares (cost $83,471,226)	81,079,108
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Short Term Bond Fund - Class II (NVSTB2)
2,131,367 shares (cost $21,951,079)	$21,846,516
NVIT Technology & Communications Fund - Class I (GGTC)
282,552 shares (cost $976,959)	960,676
NVIT Technology & Communications Fund - Class III (GGTC3)
3,411,977 shares (cost $9,944,355)	11,703,081
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
31,915 shares (cost $326,026)	239,365
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
1,038,949 shares (cost $10,430,967)	7,854,457
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
104,634 shares (cost $1,423,435)	1,473,244
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
899 shares (cost $12,118)	12,650
Templeton NVIT International Value Fund - Class III (NVTIV3)
421,166 shares (cost $4,928,404)	5,854,212
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
3,395,574 shares (cost $27,066,535)	30,152,701
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
13,644,061 shares (cost $85,572,527)	99,601,646
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,633,312 shares (cost $31,377,562)	29,545,763
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
364,417 shares (cost $4,021,945)	3,877,392
Low Duration Portfolio - Advisor Class (PMVLAD)
1,767,646 shares (cost $18,346,972)	17,870,898
V.I. Basic Balanced Fund - Series I (AVB)
40,031 shares (cost $384,759)	347,869
V.I. Basic Value Fund - Series II (AVBV2)
13,608 shares (cost $71,826)	80,967
V.I. Capital Appreciation Fund - Series I (AVCA)
4,999 shares (cost $113,498)	101,639
V.I. Capital Appreciation Fund - Series II (AVCA2)
61,308 shares (cost $1,045,608)	1,226,159
V.I. Capital Development Fund - Series II (AVCD2)
172,446 shares (cost $1,742,024)	1,895,186
V.I. Core Equity Fund - Series I (AVGI)
19,970 shares (cost $485,800)	497,644
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

V.I. Core Equity Fund - Series II (AVCE2)
44,663 shares (cost $1,027,132)	$1,105,404
V.I. Global Health Care Fund - Series I (IVHS)
7,426 shares (cost $115,747)	117,851
V.I. Global Real Estate Fund - Series I (IVRE)
25,548 shares (cost $348,947)	310,153
VPS Growth and Income Portfolio - Class B (ALVGIB)
108,543 shares (cost $2,372,046)	1,636,827
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
81,399 shares (cost $1,943,368)	2,012,188
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
600,119 shares (cost $6,920,397)	8,017,592
VP Income & Growth Fund - Class I (ACVIG)
13,186,485 shares (cost $86,551,676)	70,943,289
VP Income & Growth Fund - Class II (ACVIG2)
296,255 shares (cost $2,010,598)	1,593,851
VP Inflation Protection Fund - Class II (ACVIP2)
6,521,673 shares (cost $68,946,541)	69,977,548
VP International Fund - Class I (ACVI)
235,177 shares (cost $1,687,111)	1,817,921
VP International Fund - Class III (ACVI3)
19,807 shares (cost $135,245)	153,107
VP Mid Cap Value Fund - Class I (ACVMV1)
923,837 shares (cost $10,033,251)	11,196,900
VP Mid Cap Value Fund - Class II (ACVMV2)
35,137 shares (cost $454,805)	426,214
VP Ultra(R) Fund - Class I (ACVU1)
3,464 shares (cost $23,374)	28,130
VP Value Fund - Class I (ACVV)
33,951,707 shares (cost $233,748,484)	179,265,015
VP Value Fund - Class II (ACVV2)
776,479 shares (cost $5,375,681)	4,107,574
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,954,967 shares (cost $28,191,506)	28,810,927
Stock Index Fund, Inc. - Initial Shares (DSIF)
13,458,516 shares (cost $349,146,627)	354,093,560
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,744,499 shares (cost $41,989,660)	45,810,555
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,369 shares (cost $106,574)	$114,029
Appreciation Portfolio - Initial Shares (DCAP)
1,861,209 shares (cost $64,251,192)	58,441,971
Appreciation Portfolio - Service Shares (DCAPS)
56,576 shares (cost $1,957,936)	1,765,743
Developing Leaders Portfolio - Initial Shares (DSC)
6,716 shares (cost $237,743)	157,767
International Value Portfolio - Initial Shares (DVIV)
23,539 shares (cost $329,244)	257,049
Capital Appreciation Fund II - Service Shares (FCA2S)
98,987 shares (cost $528,750)	565,214
Clover Value Fund II - Service Shares (FALFS)
20,721 shares (cost $308,310)	187,110
High Income Bond Fund II - Service Shares (FHIBS)
540,819 shares (cost $3,503,151)	3,596,446
Market Opportunity Fund II - Service Shares (FVMOS)
312,705 shares (cost $3,168,086)	3,080,147
Quality Bond Fund II - Primary Shares (FQB)
13,918,642 shares (cost $155,071,709)	155,888,787
Quality Bond Fund II - Service Shares (FQBS)
598,729 shares (cost $6,528,343)	6,675,832
Contrafund Portfolio - Service Class 2 (FC2)
570,254 shares (cost $15,370,165)	11,570,454
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
155,621 shares (cost $1,655,680)	1,209,173
VIP Fund - Contrafund Portfolio - Service Class (FCS)
19,116,846 shares (cost $513,060,179)	392,851,188
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,561,827 shares (cost $30,129,519)	26,223,083
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
16,667,807 shares (cost $383,968,458)	279,185,770
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
457,308 shares (cost $10,492,357)	7,577,587
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
851,721 shares (cost $8,649,168)	8,321,311
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,654 shares (cost $28,018)	25,849
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
679,123 shares (cost $6,676,739)	$6,451,665
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
15,618 shares (cost $151,713)	148,060
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
367,234 shares (cost $3,666,096)	3,312,453
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
39,946 shares (cost $438,652)	359,515
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
1,625,195 shares (cost $24,002,418)	23,532,823
VIP Fund - Growth Portfolio - Service Class (FGS)
5,723,188 shares (cost $163,029,975)	171,466,722
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
98,234 shares (cost $3,209,836)	2,922,453
VIP Fund - High Income Portfolio - Service Class (FHIS)
12,309,895 shares (cost $72,788,934)	64,750,047
VIP Fund - High Income Portfolio - Service Class R (FHISR)
8,316,377 shares (cost $36,807,339)	43,660,981
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
6,422,163 shares (cost $78,557,769)	79,570,601
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,452,096 shares (cost $40,911,410)	36,897,757
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
358,608 shares (cost $10,942,602)	9,001,050
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,560,098 shares (cost $25,763,601)	23,385,873
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
361,954 shares (cost $6,946,195)	5,356,924
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,824,363 shares (cost $57,483,868)	42,280,713
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,085,260 shares (cost $14,894,617)	16,077,356
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,549,757 shares (cost $55,182,960)	50,122,573
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
41,181 shares (cost $754,792)	653,130
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,373,836 shares (cost $16,647,158)	17,543,884
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,472,974 shares (cost $12,256,052)	$14,332,036
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,338 shares (cost $33,974)	31,447
Templeton Foreign Securities Fund - Class 3 (TIF3)
832,971 shares (cost $10,657,008)	11,136,825
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,834,126 shares (cost $47,610,919)	49,115,400
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
469,206 shares (cost $2,942,474)	3,350,133
Guardian Portfolio - I Class Shares (AMGP)
17,841 shares (cost $254,352)	285,105
International Portfolio - S Class Shares (AMINS)
147 shares (cost $1,239)	1,395
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
18,880 shares (cost $375,581)	401,001
Partners Portfolio - I Class Shares (AMTP)
51,398 shares (cost $498,692)	504,213
Regency Portfolio - S Class Shares (AMRS)
298 shares (cost $3,465)	3,933
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
147,560 shares (cost $1,357,948)	1,512,485
Socially Responsive Portfolio - I Class Shares (AMSRS)
295,395 shares (cost $4,396,822)	3,574,283
Capital Appreciation Fund/VA - Service Class (OVCAFS)
97,039 shares (cost $3,257,766)	3,555,516
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
3,952,554 shares (cost $122,454,168)	146,007,349
Global Securities Fund/VA - Class 3 (OVGS3)
3,894,835 shares (cost $114,015,221)	103,875,242
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,704,380 shares (cost $63,864,471)	71,666,075
Global Securities Fund/VA - Service Class (OVGSS)
121,410 shares (cost $2,689,586)	3,190,648
High Income Fund/VA - Class 3 (OVHI3)
1,085,036 shares (cost $1,819,300)	2,159,221
High Income Fund/VA - Non-Service Shares (OVHI)
62,425 shares (cost $496,227)	123,601
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

High Income Fund/VA - Service Class (OVHIS)
13,004 shares (cost $107,797)	$25,879
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,833,504 shares (cost $125,017,896)	124,233,103
Main Street Fund(R)/VA - Service Class (OVGIS)
179,899 shares (cost $3,533,393)	3,245,377
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
612,672 shares (cost $7,471,394)	8,822,471
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
12,239 shares (cost $195,426)	174,775
MidCap Fund/VA - Non-Service Shares (OVAG)
1,613,943 shares (cost $64,713,596)	58,941,206
Strategic Bond Fund/VA - Service Class (OVSBS)
847,307 shares (cost $4,545,192)	4,558,511
Real Return Portfolio - Administrative Class (PMVRRA)
62,923 shares (cost $786,178)	782,762
Series D (Global Series) (SBLD)
23,886 shares (cost $232,259)	211,630
Series J (Mid Cap Growth Series) (SBLJ)
4,704 shares (cost $102,699)	113,837
Series N (Managed Asset Allocation Series) (SBLN)
8,133 shares (cost $146,429)	146,311
Series O (All Cap Value Series) (SBLO)
36,689 shares (cost $651,748)	702,227
Series P (High Yield Series) (SBLP)
19,201 shares (cost $370,328)	445,463
Series Q (Small Cap Value Series) (SBLQ)
25,272 shares (cost $665,815)	697,507
Series V (Mid Cap Value Series) (SBLV)
41,133 shares (cost $1,824,365)	2,017,574
Series X (Small Cap Growth Series) (SBLX)
3,301 shares (cost $40,807)	47,931
Series Y (Select 25 Series) (SBLY)
2,944 shares (cost $21,186)	25,112
Total Return Portfolio - Administrative Class (PMVTRA)
227,336 shares (cost $2,413,176)	2,459,776
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
772 shares (cost $16,885)	11,122
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Capital Growth Portfolio - Class II (ACEG2)
60,496 shares (cost $1,405,842)	$1,694,501
Comstock Portfolio - Class II (ACC2)
861,954 shares (cost $10,288,692)	8,705,733
Diversified Stock Fund Class A Shares (VYDS)
631,400 shares (cost $6,477,852)	5,537,376
Micro-Cap Portfolio - Investment Class (ROCMC)
82,060 shares (cost $799,784)	782,032
Blue Chip Growth Portfolio - II (TRBCG2)
779,976 shares (cost $5,087,892)	7,409,769
Equity Income Portfolio - II (TREI2)
887,991 shares (cost $17,510,997)	15,637,526
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2,059,384 shares (cost $20,110,976)	23,085,697
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,684,169 shares (cost $24,663,285)	18,896,376
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,239,162 shares (cost $36,604,380)	36,257,885
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
514,053 shares (cost $13,460,044)	15,041,186
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
29,152,491 shares (cost $244,068,971)	268,940,472
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
6,799,267 shares (cost $48,041,190)	57,645,545
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
20,135,830 shares (cost $108,004,602)	110,739,012
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
13,741,304 shares (cost $133,437,354)	136,750,711
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,927,342 shares (cost $26,700,589)	23,420,313
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2,066,223 shares (cost $12,579,954)	10,865,852
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
8,174,968 shares (cost $54,402,565)	46,988,901
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
16,808,103 shares (cost $127,833,300)	155,947,257
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
25,788,751 shares (cost $82,781,638)	85,095,140
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
6,483,839 shares (cost $43,921,282)	$48,573,031
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,347,346 shares (cost $26,987,122)	20,722,993
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
257,867 shares (cost $4,554,767)	4,048,571
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,223,976 shares (cost $14,011,608)	14,696,031
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
38,088,868 shares (cost $38,088,868)	38,088,868
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
1,246,301 shares (cost $6,120,716)	5,601,002
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,905,971 shares (cost $13,984,924)	9,792,495
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
6,010,669 shares (cost $80,510,446)	91,941,594
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
8,909,055 shares (cost $79,186,534)	72,810,140
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
649,733 shares (cost $9,157,994)	8,631,707
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
12,317,551 shares (cost $70,839,586)	63,368,873
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
21,342 shares (cost $278,280)	320,344
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
738,448 shares (cost $4,288,368)	$4,689,148

Total Investments	7,961,432,920

Accounts Receivable - Regency Portfolio - S Class Shares (AMRS)	258
Accounts Receivable - Mid Cap Growth Portfolio - class I (MSVMG)	1,663
Accounts Receivable - Limited-Term Bond Portfolio - II (TRLT2)	12,587

Total Assets	7,961,447,428

Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	20,938
Accounts Payable - International Portfolio - S Class Shares (AMINS)	1,395
Other Accounts Payable	33,454

$7,961,391,641

Contract Owners’ Equity:
Accumulation units	7,879,756,483
Contracts in payout (annuitization) period	81,634,158

Total Contract Owners’ Equity (note 5)	$7,961,391,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

Reinvested dividends	$156,956,588	6,290	17,787	-	192,721	-	-	-
Mortality and expense risk charges (note 2)	(87,890,026)	(10,191)	(21,365)	(12,467)	(51,559)	(621)	(12,857)	(81,061)

Net investment income (loss)	69,066,562	(3,901)	(3,578)	(12,467)	141,162	(621)	(12,857)	(81,061)

Realized gain (loss) on investments	(679,416,549)	(269,562)	(805,753)	(187,904)	59,155	19	11,810	235,837
Change in unrealized gain (loss) on investments	2,141,717,605	400,950	1,071,310	438,221	521,553	12,049	407,313	2,545,147

Net gain (loss) on investments	1,462,301,056	131,388	265,557	250,317	580,708	12,068	419,123	2,780,984

Reinvested capital gains	109,584,169	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,640,951,787	127,487	261,979	237,850	721,870	11,447	406,266	2,699,923

Investment Activity:	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

Reinvested dividends	$2,843	16,395	-	-	7,372	352,033	275,546	725
Mortality and expense risk charges (note 2)	(1,294)	(1,378,821)	(131,639)	(176,543)	(10,083)	(980,976)	(736,085)	(2,102)

Net investment income (loss)	1,549	(1,362,426)	(131,639)	(176,543)	(2,711)	(628,943)	(460,539)	(1,377)

Realized gain (loss) on investments	741	6,549,275	278,524	(23,221)	(787,140)	(3,933,548)	4,928,002	(1,393)
Change in unrealized gain (loss) on investments	16,911	38,820,781	5,154,528	7,483,498	906,460	47,489,460	31,358,613	56,691

Net gain (loss) on investments	17,652	45,370,056	5,433,052	7,460,277	119,320	43,555,912	36,286,615	55,298

Reinvested capital gains	3,877	-	-	-	-	2,369,924	1,949,340	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,078	44,007,630	5,301,413	7,283,734	116,609	45,296,893	37,775,416	53,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

Reinvested dividends	$-	-	375,667	540,774	72,137	1,038,574	-	2,710,772
Mortality and expense risk charges (note 2)	(26,044)	(17,628)	(386,137)	(66,284)	(16,546)	(151,439)	(79,371)	(578,570)

Net investment income (loss)	(26,044)	(17,628)	(10,470)	474,490	55,591	887,135	(79,371)	2,132,202

Realized gain (loss) on investments	(88,015)	(68,745)	(4,199,319)	(193,713)	(25,994)	(453,053)	(6,911,501)	(118,691,386)
Change in unrealized gain (loss) on investments	587,668	524,183	10,394,323	182,335	32,877	2,824,653	10,827,887	121,284,727

Net gain (loss) on investments	499,653	455,438	6,195,004	(11,378)	6,883	2,371,600	3,916,386	2,593,341

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$473,609	437,810	6,184,534	463,112	62,474	3,258,735	3,837,015	4,725,543

Investment Activity:	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

Reinvested dividends	$34,191	2,208	26,121	104,274	-	-	-	3,475,629
Mortality and expense risk charges (note 2)	(3,862)	(1,260)	(405,431)	(374,188)	(262,953)	(328,995)	(108,429)	(408,514)

Net investment income (loss)	30,329	948	(379,310)	(269,914)	(262,953)	(328,995)	(108,429)	3,067,115

Realized gain (loss) on investments	8,210	3,794	(2,838,254)	(3,729,975)	(2,508,317)	(3,543,526)	(1,263,463)	(4,148,468)
Change in unrealized gain (loss) on investments	(7,890)	13,851	9,026,556	7,240,981	8,592,064	9,293,715	3,531,610	14,256,487

Net gain (loss) on investments	320	17,645	6,188,302	3,511,006	6,083,747	5,750,189	2,268,147	10,108,019

Reinvested capital gains	4,490	13,244	836,324	9,965	1,761,984	3,122,179	244,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,139	31,837	6,645,316	3,251,057	7,582,778	8,543,373	2,404,358	13,175,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

Reinvested dividends	$4,417,749	24,370	616,008	9,632	857	364,866	9,269	239,842
Mortality and expense risk charges (note 2)	(582,586)	(20,845)	(555,922)	(16,231)	(270)	(121,227)	(10,178)	(277,345)

Net investment income (loss)	3,835,163	3,525	60,086	(6,599)	587	243,639	(909)	(37,503)

Realized gain (loss) on investments	(6,350,245)	(218,211)	(16,893,431)	(323,330)	(875)	(5,829,198)	(111,347)	(8,949,644)
Change in unrealized gain (loss) on investments	20,999,703	1,118,599	39,070,874	737,136	1,828	5,619,924	352,373	14,475,264

Net gain (loss) on investments	14,649,458	900,388	22,177,443	413,806	953	(209,274)	241,026	5,525,620

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,484,621	903,913	22,237,529	407,207	1,540	34,365	240,117	5,488,117

Investment Activity:	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

Reinvested dividends	$330	75,915	59,493	69,812	22,442	1	17,688	94,332
Mortality and expense risk charges (note 2)	(490)	(78,510)	(65,616)	(426,509)	(53,615)	(12)	(20,894)	(52,118)

Net investment income (loss)	(160)	(2,595)	(6,123)	(356,697)	(31,173)	(11)	(3,206)	42,214

Realized gain (loss) on investments	(3,944)	253,741	(1,704,366)	973,687	(2,091,723)	1	(369,652)	(244,151)
Change in unrealized gain (loss) on investments	14,274	1,263,513	2,900,358	10,041,102	3,083,853	169	886,321	988,580

Net gain (loss) on investments	10,330	1,517,254	1,195,992	11,014,789	992,130	170	516,669	744,429

Reinvested capital gains	-	-	-	220,910	-	-	529	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,170	1,514,659	1,189,869	10,879,002	960,957	159	513,992	786,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

Reinvested dividends	$59,684	130,496	189,367	54,002	108,568	145,810	12,681	97,609
Mortality and expense risk charges (note 2)	(53,495)	(52,596)	(120,444)	(41,175)	(51,841)	(52,463)	(7,674)	(20,330)

Net investment income (loss)	6,189	77,900	68,923	12,827	56,727	93,347	5,007	77,279

Realized gain (loss) on investments	(512,697)	(94,790)	(585,543)	(409,788)	(115,908)	126,672	3,675	74,825
Change in unrealized gain (loss) on investments	1,335,014	526,732	2,605,933	1,241,673	707,744	10,632	7,583	27,689

Net gain (loss) on investments	822,317	431,942	2,020,390	831,885	591,836	137,304	11,258	102,514

Reinvested capital gains	-	11,379	620	2,043	3,640	33,675	3,187	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	$828,506	521,221	2,089,933	846,755	652,203	264,326	19,452	251,193

Investment Activity:	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

Reinvested dividends	$1,584,684	7,696	39	44,933	11,693,251	363,633	148,740	177
Mortality and expense risk charges (note 2)	(1,255,229)	(12,789)	(44)	(48,731)	(3,964,087)	(214,546)	(283,178)	(774)

Net investment income (loss)	329,455	(5,093)	(5)	(3,798)	7,729,164	149,087	(134,438)	(597)

Realized gain (loss) on investments	(13,766,520)	(41,969)	(630)	(2,226,308)	2,882,260	(139,562)	1,006,038	(3,992)
Change in unrealized gain (loss) on investments	39,345,162	196,791	1,717	3,488,754	(10,019,570)	(110,847)	6,655,242	14,445

Net gain (loss) on investments	25,578,642	154,822	1,087	1,262,446	(7,137,310)	(250,409)	7,661,280	10,453

Reinvested capital gains	-	-	-	-	4,461,069	155,671	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,908,097	149,729	1,082	1,258,648	5,052,923	54,349	7,526,842	9,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

Reinvested dividends	$39,220	65,213	504,661	12,366	8,564	1,300,178	4,559,520	1,906,766
Mortality and expense risk charges (note 2)	(158,600)	(24,985)	(606,391)	(4,678)	(3,246)	(861,295)	(3,762,580)	(1,917,404)

Net investment income (loss)	(119,380)	40,228	(101,730)	7,688	5,318	438,883	796,940	(10,638)

Realized gain (loss) on investments	(4,891,975)	(499,950)	(5,708,040)	411	9,014	(2,079,314)	(12,417,527)	(8,221,910)
Change in unrealized gain (loss) on investments	6,261,895	1,085,420	14,175,669	33,357	35,288	6,448,554	54,473,664	31,899,916

Net gain (loss) on investments	1,369,920	585,470	8,467,629	33,768	44,302	4,369,240	42,056,137	23,678,006

Reinvested capital gains	-	-	2,648,715	10,743	3,978	338,752	6,890,545	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,250,540	625,698	11,014,614	52,199	53,598	5,146,875	49,743,622	29,794,945

Investment Activity:	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

Reinvested dividends	$1,778,789	11	48,032	1,050,521	279,167	-	268,545	44
Mortality and expense risk charges (note 2)	(1,292,879)	(12)	(65,018)	(1,265,086)	(6,181,237)	(8)	(340,827)	(30)

Net investment income (loss)	485,910	(1)	(16,986)	(214,565)	(5,902,070)	(8)	(72,282)	14

Realized gain (loss) on investments	(5,159,593)	(1,415)	(2,145,245)	(5,066,068)	-	-	(564,526)	(152)
Change in unrealized gain (loss) on investments	15,166,898	1,719	3,736,000	34,901,409	-	89	10,682,185	742

Net gain (loss) on investments	10,007,305	304	1,590,755	29,835,341	-	89	10,117,659	590

Reinvested capital gains	1,566,703	-	-	3,360,831	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,059,918	303	1,573,769	32,981,607	(5,902,070)	81	10,045,377	604

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

Reinvested dividends	$375,781	15,304	29,113	2,348	27,172	-	-	381,405
Mortality and expense risk charges (note 2)	(212,505)	(13,739)	(39,700)	(7,560)	(34,394)	(551,450)	(35,244)	(369,434)

Net investment income (loss)	163,276	1,565	(10,587)	(5,212)	(7,222)	(551,450)	(35,244)	11,971

Realized gain (loss) on investments	(9,583,270)	(288,045)	117,088	9,185	176,869	956,178	54,026	(309,902)
Change in unrealized gain (loss) on investments	13,736,670	482,139	1,119,818	121,142	479,467	14,618,887	840,857	9,580,160

Net gain (loss) on investments	4,153,400	194,094	1,236,906	130,327	656,336	15,575,065	894,883	9,270,258

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,316,676	195,659	1,226,319	125,115	649,114	15,023,615	859,639	9,282,229

Investment Activity:	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

Reinvested dividends	$-	-	641,368	6,665	312,030	4,232	7,423,622	280,542
Mortality and expense risk charges (note 2)	(300,305)	(9,891)	(1,258,232)	(22,446)	(1,284,797)	(49,120)	(893,575)	(128,788)

Net investment income (loss)	(300,305)	(9,891)	(616,864)	(15,781)	(972,767)	(44,888)	6,530,047	151,754

Realized gain (loss) on investments	(9,436,388)	(50,848)	(23,805,570)	(271,750)	(26,582,315)	(382,040)	(10,117,568)	198,733
Change in unrealized gain (loss) on investments	15,353,901	175,458	48,274,125	545,360	60,450,689	1,181,110	19,485,737	(86,287)

Net gain (loss) on investments	5,917,513	124,610	24,468,555	273,610	33,868,374	799,070	9,368,169	112,446

Reinvested capital gains	-	-	-	-	-	-	-	71,628

Net increase (decrease) in contract owners’ equity resulting from operations	$5,617,208	114,719	23,851,691	257,829	32,895,607	754,182	15,898,216	335,828

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

Reinvested dividends	$-	-	-	-	1,466	-	18,151	329,232
Mortality and expense risk charges (note 2)	(8,699)	(82,737)	(3,867)	(91,617)	(2,904)	(54)	(28,364)	(338,542)

Net investment income (loss)	(8,699)	(82,737)	(3,867)	(91,617)	(1,438)	(54)	(10,213)	(9,310)

Realized gain (loss) on investments	(89,116)	(2,469,685)	(91,588)	(1,460,729)	5,055	1	96,170	(11,417,909)
Change in unrealized gain (loss) on investments	435,935	5,596,497	143,606	3,173,287	49,810	532	925,808	17,755,765

Net gain (loss) on investments	346,819	3,126,812	52,018	1,712,558	54,865	533	1,021,978	6,337,856

Reinvested capital gains	-	-	-	-	24,039	210	9,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,120	3,044,075	48,151	1,620,941	77,466	689	1,021,289	6,328,546

Investment Activity:	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

Reinvested dividends	$797,941	2,304,193	12,276	134,617	14,544	827	584	3,122
Mortality and expense risk charges (note 2)	(410,229)	(358,514)	(9,336)	(62,967)	(3,297)	(46,528)	(1,057)	(18,479)

Net investment income (loss)	387,712	1,945,679	2,940	71,650	11,247	(45,701)	(473)	(15,357)

Realized gain (loss) on investments	406,496	(2,370,986)	17,171	53,928	(35,375)	(2,494,621)	(3,163)	(653,222)
Change in unrealized gain (loss) on investments	14,255,390	3,884,748	(144,552)	(476,075)	84,838	4,135,944	18,958	847,275

Net gain (loss) on investments	14,661,886	1,513,762	(127,381)	(422,147)	49,463	1,641,323	15,795	194,053

Reinvested capital gains	317,124	-	52,958	752,997	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,366,722	3,459,441	(71,483)	402,500	60,710	1,595,622	15,322	178,696

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

Reinvested dividends	$-	8,104	17,011	365	-	-	54,152	-
Mortality and expense risk charges (note 2)	(18,555)	(5,042)	(21,903)	(1,005)	(2,797)	(1,630)	(27,691)	(30,964)

Net investment income (loss)	(18,555)	3,062	(4,892)	(640)	(2,797)	(1,630)	26,461	(30,964)

Realized gain (loss) on investments	(1,059,596)	(15,695)	(130,015)	(15,792)	(99,902)	(83,289)	(146,518)	(15,601)
Change in unrealized gain (loss) on investments	1,561,643	96,347	378,687	37,517	183,658	105,784	378,153	552,953

Net gain (loss) on investments	502,047	80,652	248,672	21,725	83,756	22,495	231,635	537,352

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,492	83,714	243,780	21,085	80,959	20,865	258,096	506,388

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

Reinvested dividends	$35,245	3,326,365	67,436	1,181,305	749,453	633,401	315,331	12,222
Mortality and expense risk charges (note 2)	(78,148)	(775,324)	(28,927)	(802,365)	(227,052)	(209,693)	(98,290)	(5,436)

Net investment income (loss)	(42,903)	2,551,041	38,509	378,940	522,401	423,708	217,041	6,786

Realized gain (loss) on investments	(1,672,575)	(4,122,880)	(79,087)	279,678	(382,532)	(4,188,834)	(2,746,240)	(17,351)
Change in unrealized gain (loss) on investments	2,909,210	11,595,005	260,358	5,203,620	5,793,211	8,574,650	3,868,246	95,962

Net gain (loss) on investments	1,236,635	7,472,125	181,271	5,483,298	5,410,679	4,385,816	1,122,006	78,611

Reinvested capital gains	185,907	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,379,639	10,023,166	219,780	5,862,238	5,933,080	4,809,524	1,339,047	85,397

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

Reinvested dividends	$13,610	1,741	10,174,071	218,248	-	-	601,775	6,670,640
Mortality and expense risk charges (note 2)	(33,493)	(10,302)	(1,992,034)	(71,595)	(37,079)	(2,669)	(274,976)	(3,564,461)

Net investment income (loss)	(19,883)	(8,561)	8,182,037	146,653	(37,079)	(2,669)	326,799	3,106,179

Realized gain (loss) on investments	(3,220,488)	(409,142)	(39,690,837)	(742,671)	(4,259,450)	(220,605)	(13,196,435)	(6,831,586)
Change in unrealized gain (loss) on investments	3,911,438	545,505	58,222,005	1,224,611	4,669,213	245,455	12,778,447	54,567,717

Net gain (loss) on investments	690,950	136,363	18,531,168	481,940	409,763	24,850	(417,988)	47,736,131

Reinvested capital gains	-	-	-	-	-	-	4,079,322	20,763,529

Net increase (decrease) in contract owners’ equity resulting from operations	$671,067	127,802	26,713,205	628,593	372,684	22,181	3,988,133	71,605,839

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

Reinvested dividends	$405,641	674	1,455,996	48,278	2,044	10,323	3,984	4,185
Mortality and expense risk charges (note 2)	(446,405)	(1,854)	(614,870)	(33,309)	(1,541)	(3,346)	(10,620)	(3,608)

Net investment income (loss)	(40,764)	(1,180)	841,126	14,969	503	6,977	(6,636)	577

Realized gain (loss) on investments	340,147	(10)	(3,114,475)	(142,826)	(10,035)	(1,733)	16,943	(59,811)
Change in unrealized gain (loss) on investments	11,413,547	30,275	8,565,347	254,207	40,653	62,504	45,309	77,495

Net gain (loss) on investments	11,753,694	30,265	5,450,872	111,381	30,618	60,771	62,252	17,684

Reinvested capital gains	-	-	4,248,521	159,016	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,712,930	29,085	10,540,519	285,366	31,121	67,748	55,616	18,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

Reinvested dividends	$355,633	104,545	10,490,209	411,345	118,267	3,672	4,474,615	51,054
Mortality and expense risk charges (note 2)	(60,756)	(61,780)	(1,845,295)	(119,390)	(188,189)	(19,980)	(4,025,489)	(258,463)

Net investment income (loss)	294,877	42,765	8,644,914	291,955	(69,922)	(16,308)	449,126	(207,409)

Realized gain (loss) on investments	(251,671)	63,058	(4,351,727)	(239,255)	(367,177)	(423,541)	(9,349,615)	(8,994,144)
Change in unrealized gain (loss) on investments	1,273,309	(100,637)	22,969,480	1,024,685	3,402,497	918,885	112,944,656	17,283,512

Net gain (loss) on investments	1,021,638	(37,579)	18,617,753	785,430	3,035,320	495,344	103,595,041	8,289,368

Reinvested capital gains	-	106,126	-	-	2,859	-	95,326	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,316,515	111,312	27,262,667	1,077,385	2,968,257	479,036	104,139,493	8,081,959

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

Reinvested dividends	$5,423,531	138,307	296,161	891	193,903	4,156	62,146	6,437
Mortality and expense risk charges (note 2)	(2,904,878)	(125,649)	(92,702)	(279)	(63,783)	(1,721)	(30,386)	(4,847)

Net investment income (loss)	2,518,653	12,658	203,459	612	130,120	2,435	31,760	1,590

Realized gain (loss) on investments	(21,060,117)	(676,225)	(1,238,428)	(1,391)	(1,193,894)	(3,843)	(657,992)	(28,930)
Change in unrealized gain (loss) on investments	82,099,875	2,316,109	2,605,255	4,898	2,282,203	27,269	1,311,464	107,454

Net gain (loss) on investments	61,039,758	1,639,884	1,366,827	3,507	1,088,309	23,426	653,472	78,524

Reinvested capital gains	-	-	66,383	186	72,898	1,260	37,534	4,464

Net increase (decrease) in contract owners’ equity resulting from operations	$63,558,411	1,652,542	1,636,669	4,305	1,291,327	27,121	722,766	84,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

Reinvested dividends	$76,572	517,771	5,239	4,607,813	3,118,366	5,774,914	186,251	36,252
Mortality and expense risk charges (note 2)	(218,614)	(1,766,486)	(51,301)	(692,459)	(413,086)	(786,351)	(336,454)	(151,283)

Net investment income (loss)	(142,042)	(1,248,715)	(46,062)	3,915,354	2,705,280	4,988,563	(150,203)	(115,031)

Realized gain (loss) on investments	(1,283,016)	1,146,420	(17,209)	(6,426,537)	(2,907,003)	92,206	(3,751,495)	(266,661)
Change in unrealized gain (loss) on investments	9,078,300	37,767,384	699,170	24,264,875	12,952,030	3,537,944	13,063,566	2,947,511

Net gain (loss) on investments	7,795,284	38,913,804	681,961	17,838,338	10,045,027	3,630,150	9,312,071	2,680,850

Reinvested capital gains	-	135,846	2,341	-	-	280,887	166,121	41,280

Net increase (decrease) in contract owners’ equity resulting from operations	$7,653,242	37,800,935	638,240	21,753,692	12,750,307	8,899,600	9,327,989	2,607,099

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

Reinvested dividends	$424,364	93,554	773,884	67,310	3,188,989	8,865	227,062	266,403
Mortality and expense risk charges (note 2)	(232,021)	(91,745)	(451,011)	(153,433)	(472,673)	(9,262)	(169,065)	(110,579)

Net investment income (loss)	192,343	1,809	322,873	(86,123)	2,716,316	(397)	57,997	155,824

Realized gain (loss) on investments	(818,682)	(159,778)	(2,918,825)	(10,648,667)	(3,933,797)	(28,427)	(3,972,025)	(3,560,166)
Change in unrealized gain (loss) on investments	5,401,185	1,198,551	10,854,503	16,182,156	13,010,258	114,005	6,859,070	8,512,987

Net gain (loss) on investments	4,582,503	1,038,773	7,935,678	5,533,489	9,076,461	85,578	2,887,045	4,952,821

Reinvested capital gains	69,697	16,122	126,166	-	-	-	625,297	24,970

Net increase (decrease) in contract owners’ equity resulting from operations	$4,844,543	1,056,704	8,384,717	5,447,366	11,792,777	85,181	3,570,339	5,133,615

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

Reinvested dividends	$1,637	359,740	6,099,529	75,007	2,878	42	-	10,886
Mortality and expense risk charges (note 2)	(465)	(109,866)	(510,021)	(21,309)	(258,784)	(11,941)	(441,523)	(330,526)

Net investment income (loss)	1,172	249,874	5,589,508	53,698	(255,906)	(11,899)	(441,523)	(319,640)

Realized gain (loss) on investments	(4,239)	(5,330,269)	601,497	(75,983)	1,490,078	(915,404)	2,438,296	(48,266,083)
Change in unrealized gain (loss) on investments	10,892	7,064,420	783,873	503,967	3,597,567	1,231,409	5,956,056	63,903,225

Net gain (loss) on investments	6,653	1,734,151	1,385,370	427,984	5,087,645	316,005	8,394,352	15,637,142

Reinvested capital gains	2,020	434,845	-	-	-	-	-	48,357

Net increase (decrease) in contract owners’ equity resulting from operations	$9,845	2,418,870	6,974,878	481,682	4,831,739	304,106	7,952,829	15,365,859

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

Reinvested dividends	$32	-	71,058	224	445,819	2,135,689	1,549,968	61,066
Mortality and expense risk charges (note 2)	(20,151)	(17,378)	(38,943)	(58,182)	(1,533,969)	(1,114,554)	(771,937)	(55,790)

Net investment income (loss)	(20,119)	(17,378)	32,115	(57,958)	(1,088,150)	1,021,135	778,031	5,276

Realized gain (loss) on investments	(1,711,142)	(411,072)	(940,646)	90,471	3,283,907	(4,202,394)	3,057,837	209,682
Change in unrealized gain (loss) on investments	2,204,244	668,003	1,734,978	1,112,075	45,618,716	31,249,377	15,888,598	669,885

Net gain (loss) on investments	493,102	256,931	794,332	1,202,546	48,902,623	27,046,983	18,946,435	879,567

Reinvested capital gains	47	-	-	-	-	2,040,532	1,477,876	67,718

Net increase (decrease) in contract owners’ equity resulting from operations	$473,030	239,553	826,447	1,144,588	47,814,473	30,108,650	21,202,342	952,561

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

Reinvested dividends	$-	-	-	2,296,446	50,387	76,139	971	-
Mortality and expense risk charges (note 2)	(17,897)	(1,622)	(297)	(1,313,637)	(54,648)	(98,464)	(1,895)	(588,808)

Net investment income (loss)	(17,897)	(1,622)	(297)	982,809	(4,261)	(22,325)	(924)	(588,808)

Realized gain (loss) on investments	(533,695)	(123,303)	(11,633)	(915,631)	(32,191)	(1,684,312)	(6,232)	(2,298,344)
Change in unrealized gain (loss) on investments	983,470	149,471	17,230	27,014,066	738,143	4,800,249	53,849	17,451,483

Net gain (loss) on investments	449,775	26,168	5,597	26,098,435	705,952	3,115,937	47,617	15,153,139

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$431,878	24,546	5,300	27,081,244	701,691	3,093,612	46,693	14,564,331

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

Reinvested dividends	$9,877	22,010	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(72,669)	(7,984)	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Net investment income (loss)	(62,792)	14,026	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Realized gain (loss) on investments	(54,957)	(19,655)	(16,029)	(17,512)	(6,344)	(160,114)	4,857	(24,589)
Change in unrealized gain (loss) on investments	702,990	87,656	55,934	42,373	33,614	366,385	125,917	287,895

Net gain (loss) on investments	648,033	68,001	39,905	24,861	27,270	206,271	130,774	263,306

Reinvested capital gains	3,096	28,923	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$588,337	110,950	37,783	24,085	25,963	198,373	127,774	256,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

Reinvested dividends	$-	-	-	106,401	268	-	352,265	44,325
Mortality and expense risk charges (note 2)	(18,261)	(307)	(230)	(22,269)	(129)	(27,336)	(149,191)	(65,174)

Net investment income (loss)	(18,261)	(307)	(230)	84,132	139	(27,336)	203,074	(20,849)

Realized gain (loss) on investments	(49,996)	(3,890)	474	32	(5,652)	48,582	(269,348)	(545,263)
Change in unrealized gain (loss) on investments	686,118	13,196	5,463	86,403	7,561	677,709	1,932,263	1,764,076

Net gain (loss) on investments	636,122	9,306	5,937	86,435	1,909	726,291	1,662,915	1,218,813

Reinvested capital gains	-	-	-	74,667	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$617,861	8,999	5,707	245,234	2,048	698,955	1,865,989	1,197,964

Investment Activity:	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

Reinvested dividends	$-	-	235,425	412,415	19,846	25,013	70,838	34,776
Mortality and expense risk charges (note 2)	(6,549)	(122,671)	(163,657)	(145,579)	(176,614)	(159,580)	(323,903)	(138,894)

Net investment income (loss)	(6,549)	(122,671)	71,768	266,836	(156,768)	(134,567)	(253,065)	(104,118)

Realized gain (loss) on investments	(100,256)	(5,034,040)	(4,553,780)	454,676	(7,035,063)	(3,889,732)	(4,167,125)	504,098
Change in unrealized gain (loss) on investments	383,373	9,395,817	7,167,373	324,300	17,240,733	13,681,766	17,024,224	5,264,923

Net gain (loss) on investments	283,117	4,361,777	2,613,593	778,976	10,205,670	9,792,034	12,857,099	5,769,021

Reinvested capital gains	-	-	-	-	802,362	1,011,248	140,476	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	$276,568	4,239,106	2,685,361	1,045,812	10,851,264	10,668,715	12,744,510	5,733,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

Reinvested dividends	$881,683	1,174,111	4,340,735	1,337,433	223,206	-	-	567,220
Mortality and expense risk charges (note 2)	(2,905,163)	(670,523)	(1,342,473)	(1,530,268)	(269,631)	(113,104)	(462,391)	(1,759,562)

Net investment income (loss)	(2,023,480)	503,588	2,998,262	(192,835)	(46,425)	(113,104)	(462,391)	(1,192,342)

Realized gain (loss) on investments	6,318,051	1,795,582	(1,248,237)	(6,021,980)	(730,970)	(643,484)	(1,426,307)	(630,027)
Change in unrealized gain (loss) on investments	22,928,585	3,538,066	4,745,812	32,181,263	3,940,788	3,749,945	20,367,361	30,999,530

Net gain (loss) on investments	29,246,636	5,333,648	3,497,575	26,159,283	3,209,818	3,106,461	18,941,054	30,369,503

Reinvested capital gains	23,828,981	337,991	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	$51,052,137	6,175,227	6,495,837	25,966,448	3,163,393	2,993,357	18,478,663	33,369,101

Investment Activity:	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

Reinvested dividends	$6,594,398	658,128	609,757	-	-	580,314	324,063	264,454
Mortality and expense risk charges (note 2)	(862,089)	(517,829)	(209,394)	(39,050)	(135,137)	(653,094)	(69,733)	(101,887)

Net investment income (loss)	5,732,309	140,299	400,363	(39,050)	(135,137)	(72,780)	254,330	162,567

Realized gain (loss) on investments	(269,739)	2,237,652	(2,488,334)	(348,170)	(701,518)	-	(293,975)	(2,178,321)
Change in unrealized gain (loss) on investments	21,265,608	7,178,898	6,156,159	1,492,389	4,902,103	-	436,785	3,576,435

Net gain (loss) on investments	20,995,869	9,416,550	3,667,825	1,144,219	4,200,585	-	142,810	1,398,114

Reinvested capital gains	-	-	980,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,728,178	9,556,849	5,048,915	1,105,169	4,065,448	(72,780)	397,140	1,560,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

Reinvested dividends	$-	275,635	-	1,223,777	-	-	8	25,302
Mortality and expense risk charges (note 2)	(969,244)	(772,086)	(92,700)	(726,093)	(510,896)	(16,563)	(18,178)	(9,265)

Net investment income (loss)	(969,244)	(496,451)	(92,700)	497,684	(510,896)	(16,563)	(18,170)	16,037

Realized gain (loss) on investments	2,351,564	448,289	(1,055,510)	(1,567,132)	(34,456,674)	97,997	441,743	(38,972)
Change in unrealized gain (loss) on investments	21,764,143	18,757,875	3,050,968	14,055,829	53,085,484	400,780	(67,524)	279,387

Net gain (loss) on investments	24,115,707	19,206,164	1,995,458	12,488,697	18,628,810	498,777	374,219	240,415

Reinvested capital gains	5,252,733	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,399,196	18,709,713	1,902,758	12,986,381	18,117,914	482,214	356,049	256,452

Investment Activity:	BF	SGRF	JPMCVP	WGIP

Reinvested dividends	$401,477	-	245,162	284,500
Mortality and expense risk charges (note 2)	(187,033)	(86,529)	(35,916)	(34,852)

Net investment income (loss)	214,444	(86,529)	209,246	249,648

Realized gain (loss) on investments	(18,309,048)	(11,029,249)	(6,435,488)	(2,901,776)
Change in unrealized gain (loss) on investments	16,886,732	12,134,483	5,690,300	3,465,093

Net gain (loss) on investments	(1,422,316)	1,105,234	(745,188)	563,317

Reinvested capital gains	-	-	22,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,207,872)	1,018,705	(513,748)	812,965

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		BBCMAG		BBGI		BBCA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$69,066,562	68,923,673	(3,901)	(640)	(3,578)	8,001	(12,467)	(32,507)
Realized gain (loss) on investments	(679,416,549)	141,760,105	(269,562)	23,632	(805,753)	42,097	(187,904)	398,820
Change in unrealized gain (loss) on investments	2,141,717,605	(4,994,288,537)	400,950	(987,215)	1,071,310	(2,360,377)	438,221	(2,399,080)
Reinvested capital gains	109,584,169	614,502,928	-	315,512	-	715,977	-	445,954

Net increase (decrease) in contract owners’ equity resulting from operations	1,640,951,787	(4,169,101,831)	127,487	(648,711)	261,979	(1,594,302)	237,850	(1,586,813)

Equity transactions:
Purchase payments received from contract owners (note 3)	213,963,897	292,474,959	(8,897)	81,282	25,760	24,947	15,355	21,498
Transfers between funds	-	-	(123)	(211,732)	(346,129)	(841,233)	(12)	(657,558)
Redemptions (note 3)	(1,535,732,127)	(2,482,867,821)	(221,819)	(329,680)	(336,773)	(560,500)	(244,251)	(498,807)
Annuity benefits	(5,109,456)	(6,479,048)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(226,624)	(324,720)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,951,708)	(8,501,724)	(580)	(833)	(159)	(2,570)	(89)	(2,140)
Adjustments to maintain reserves	(110,835)	397,026	(28)	(58)	(31)	(101)	(52)	(53)

Net equity transactions	(1,331,166,853)	(2,205,301,328)	(231,447)	(461,021)	(657,332)	(1,379,457)	(229,049)	(1,137,060)

Net change in contract owners’ equity	309,784,934	(6,374,403,159)	(103,960)	(1,109,732)	(395,353)	(2,973,759)	8,801	(2,723,873)
Contract owners’ equity beginning of period	7,651,606,707	14,026,009,866	884,049	1,993,781	2,093,573	5,067,332	1,112,358	3,836,231

Contract owners’ equity end of period	$7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

CHANGES IN UNITS:
Beginning units	721,371,476	874,752,300	110,981	152,662	261,627	393,076	117,435	194,644
Units purchased	275,440,652	329,568,328	1,099	7,786	9,325	14,194	8,541	9,058
Units redeemed	(365,779,673)	(482,949,152)	(32,558)	(49,467)	(89,789)	(145,643)	(32,300)	(86,267)

Ending units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MLVGA3		CSIEF3		WSCP		JPMMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$141,162	-	(621)	-	(12,857)	-	(81,061)	-
Realized gain (loss) on investments	59,155	-	19	-	11,810	-	235,837	-
Change in unrealized gain (loss) on investments	521,553	-	12,049	-	407,313	-	2,545,147	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	721,870	-	11,447	-	406,266	-	2,699,923	-

Equity transactions:
Purchase payments received from contract owners (note 3)	270,186	-	55	-	18,839	-	42,418	-
Transfers between funds	15,799,366	-	1,185,824	-	4,778,356	-	9,246,326	-
Redemptions (note 3)	(676,123)	-	(1,827)	-	(128,128)	-	(988,531)	-
Annuity benefits	(3,681)	-	-	-	-	-	(1,362)	-
Contract maintenance charges (note 2)	(21)	-	-	-	(24)	-	(190)	-
Contingent deferred sales charges (note 2)	(1,476)	-	(5)	-	(19)	-	(1,003)	-
Adjustments to maintain reserves	(112)	-	(46)	-	11	-	2,339	-

Net equity transactions	15,388,139	-	1,184,001	-	4,669,035	-	8,299,997	-

Net change in contract owners’ equity	16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,472,293	-	118,413	-	485,940	-	1,121,053	-
Units redeemed	(142,768)	-	(180)	-	(20,889)	-	(199,415)	-

Ending units	1,329,525	-	118,233	-	465,051	-	921,638	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JABS		JACAS		JAGTS2		JAGTS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,549	840	(1,362,426)	(2,114,763)	(131,639)	(155,741)	(176,543)	(238,889)
Realized gain (loss) on investments	741	170	6,549,275	36,028,375	278,524	687,087	(23,221)	690,275
Change in unrealized gain (loss) on investments	16,911	(17,008)	38,820,781	(128,871,167)	5,154,528	(8,720,454)	7,483,498	(13,793,583)
Reinvested capital gains	3,877	1,928	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,078	(14,070)	44,007,630	(94,957,555)	5,301,413	(8,189,108)	7,283,734	(13,342,197)

Equity transactions:
Purchase payments received from contract owners (note 3)	50	-	2,743,945	3,112,750	602,350	775,081	211,803	230,217
Transfers between funds	6,108	79,385	5,252,337	868,058	709,197	(634,197)	(606,592)	(1,805,811)
Redemptions (note 3)	(6,892)	(6,656)	(18,927,419)	(40,583,636)	(2,356,313)	(2,935,255)	(2,072,844)	(5,496,738)
Annuity benefits	(282)	-	(25,688)	(37,253)	-	-	(1,833)	(2,421)
Contract maintenance charges (note 2)	-	-	(3,141)	(4,319)	(490)	(459)	(712)	(1,480)
Contingent deferred sales charges (note 2)	-	-	(51,463)	(107,794)	(10,197)	(16,308)	(3,612)	(5,911)
Adjustments to maintain reserves	(14)	113	57,400	86,097	74,097	(74,995)	(5,423)	22,186

Net equity transactions	(1,030)	72,842	(10,954,029)	(36,666,097)	(981,356)	(2,886,133)	(2,479,213)	(7,059,958)

Net change in contract owners’ equity	22,048	58,772	33,053,601	(131,623,652)	4,320,057	(11,075,241)	4,804,521	(20,402,155)
Contract owners’ equity beginning of period	91,385	32,613	105,919,792	237,543,444	8,611,584	19,686,825	14,408,805	34,810,960

Contract owners’ equity end of period	$113,433	91,385	138,973,393	105,919,792	12,931,641	8,611,584	19,213,326	14,408,805

CHANGES IN UNITS:
Beginning units	7,919	2,342	15,992,721	19,196,350	1,067,580	1,356,019	5,376,361	7,228,127
Units purchased	1,152	6,157	4,124,757	7,946,503	718,595	422,047	47,000	497,940
Units redeemed	(1,144)	(580)	(5,427,913)	(11,150,132)	(754,789)	(710,486)	(805,237)	(2,349,706)

Ending units	7,927	7,919	14,689,565	15,992,721	1,031,386	1,067,580	4,618,124	5,376,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JARLCS		JAIGS2		JAIGS		MIGSC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,711)	(13,905)	(628,943)	2,001,349	(460,539)	1,637,524	(1,377)	(2,072)
Realized gain (loss) on investments	(787,140)	(248,707)	(3,933,548)	20,122,672	4,928,002	18,441,362	(1,393)	2,575
Change in unrealized gain (loss) on investments	906,460	(954,111)	47,489,460	(122,594,162)	31,358,613	(102,734,913)	56,691	(104,015)
Reinvested capital gains	-	147,027	2,369,924	18,856,175	1,949,340	15,048,524	-	10,494

Net increase (decrease) in contract owners’ equity resulting from operations	116,609	(1,069,696)	45,296,893	(81,613,966)	37,775,416	(67,607,503)	53,921	(93,018)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,613	23,388	2,925,196	3,660,114	886,150	1,047,864	(195)	(6)
Transfers between funds	(1,597,596)	161,370	15,394,785	(14,771,518)	(2,752,353)	(7,174,128)	5,393	(4,076)
Redemptions (note 3)	(123,657)	(654,840)	(13,437,090)	(24,069,227)	(10,519,223)	(26,348,234)	(5,641)	(11,265)
Annuity benefits	(636)	(310)	(23,173)	(67,957)	(15,338)	(23,074)	(5,842)	(6,696)
Contract maintenance charges (note 2)	(10)	(2)	(3,027)	(2,943)	(1,549)	(4,626)	-	(2)
Contingent deferred sales charges (note 2)	(469)	(1,485)	(48,397)	(87,615)	(17,582)	(23,357)	(17)	(179)
Adjustments to maintain reserves	(106)	(103)	(4,598)	26,370	(2,088)	56,010	97	668

Net equity transactions	(1,718,861)	(471,982)	4,803,696	(35,312,776)	(12,421,983)	(32,469,545)	(6,205)	(21,556)

Net change in contract owners’ equity	(1,602,252)	(1,541,678)	50,100,589	(116,926,742)	25,353,433	(100,077,048)	47,716	(114,574)
Contract owners’ equity beginning of period	1,608,689	3,150,367	61,595,911	178,522,653	54,239,408	154,316,456	147,243	261,817

Contract owners’ equity end of period	$6,437	1,608,689	111,696,500	61,595,911	79,592,841	54,239,408	194,959	147,243

CHANGES IN UNITS:
Beginning units	140,574	177,353	4,486,666	6,157,632	6,684,942	8,694,808	18,125	20,042
Units purchased	45,295	66,214	2,024,382	2,032,442	124,988	763,914	688	84
Units redeemed	(185,394)	(102,993)	(1,921,319)	(3,703,408)	(1,251,853)	(2,773,780)	(1,350)	(2,001)

Ending units	475	140,574	4,589,729	4,486,666	5,558,077	6,684,942	17,463	18,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMCGSC		MNDSC		MVFSC		MSVFI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(26,044)	(41,644)	(17,628)	(19,405)	(10,470)	(65,618)	474,490	332,635
Realized gain (loss) on investments	(88,015)	79,081	(68,745)	(12,891)	(4,199,319)	(845,018)	(193,713)	(1,295,605)
Change in unrealized gain (loss) on investments	587,668	(1,819,815)	524,183	(676,408)	10,394,323	(16,140,076)	182,335	(306,788)
Reinvested capital gains	-	319,435	-	214,547	-	1,745,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,609	(1,462,943)	437,810	(494,157)	6,184,534	(15,305,481)	463,112	(1,269,758)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485	6,943	1,230	6,459	816,327	928,426	129,846	419,365
Transfers between funds	6,539	(148,555)	84,239	(366)	5,359,412	5,626,261	(3,023,753)	(184,643)
Redemptions (note 3)	(169,267)	(118,741)	(53,851)	(101,436)	(4,251,942)	(5,270,103)	(1,106,061)	(2,529,890)
Annuity benefits	-	-	-	-	(17,140)	(29,551)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,063)	(385)	(303)	(539)
Contingent deferred sales charges (note 2)	(1,736)	(568)	(262)	(822)	(11,001)	(13,194)	(4,221)	(13,586)
Adjustments to maintain reserves	(65)	(46)	286	(46,621)	21,045	(279)	2,059	125

Net equity transactions	(163,044)	(260,967)	31,642	(142,786)	1,915,638	1,241,175	(4,002,433)	(2,309,168)

Net change in contract owners’ equity	310,565	(1,723,910)	469,452	(636,943)	8,100,172	(14,064,306)	(3,539,321)	(3,578,926)
Contract owners’ equity beginning of period	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095	7,688,511	11,267,437

Contract owners’ equity end of period	$1,610,125	1,299,560	1,173,015	703,563	36,810,961	28,710,789	4,149,190	7,688,511

CHANGES IN UNITS:
Beginning units	234,916	259,737	101,953	114,943	3,458,496	3,388,372	797,752	1,037,706
Units purchased	20,743	8,125	25,562	12,289	2,046,178	2,174,589	873,688	1,037,826
Units redeemed	(45,625)	(32,946)	(21,022)	(25,279)	(1,808,251)	(2,104,465)	(1,274,343)	(1,277,780)

Ending units	210,034	234,916	106,493	101,953	3,696,423	3,458,496	397,097	797,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVF2		MSEM		MSVMG		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$55,591	30,084	887,135	1,061,196	(79,371)	(73,239)	2,132,202	3,637,828
Realized gain (loss) on investments	(25,994)	(32,030)	(453,053)	(1,325,540)	(6,911,501)	(1,419,494)	(118,691,386)	(10,205,933)
Change in unrealized gain (loss) on investments	32,877	(147,097)	2,824,653	(3,434,427)	10,827,887	(13,899,671)	121,284,727	(123,544,689)
Reinvested capital gains	-	-	-	735,547	-	4,929,728	-	62,046,801

Net increase (decrease) in contract owners’ equity resulting from operations	62,474	(149,043)	3,258,735	(2,963,224)	3,837,015	(10,462,676)	4,725,543	(68,065,993)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,490	106,914	97,050	250,427	299,568	776,904	3,946,915
Transfers between funds	14,018	(87,550)	(822,603)	(2,324,404)	(12,017,677)	(1,333,768)	(92,059,094)	(17,299,231)
Redemptions (note 3)	(114,584)	(87,893)	(2,296,012)	(3,856,527)	(1,454,122)	(5,449,125)	(7,924,155)	(32,420,621)
Annuity benefits	(10,781)	(8,248)	(9,846)	(10,295)	(3,390)	(4,878)	(25,093)	(78,227)
Contract maintenance charges (note 2)	-	-	(336)	(471)	(221)	(380)	(2,294)	(5,167)
Contingent deferred sales charges (note 2)	(858)	(1,412)	(5,906)	(12,513)	(2,038)	(12,770)	(27,812)	(140,483)
Adjustments to maintain reserves	(61)	852	(654)	739	(47,959)	3,821	4,197	6,714

Net equity transactions	(112,266)	(132,761)	(3,028,443)	(6,106,421)	(13,274,980)	(6,497,532)	(99,257,347)	(45,990,100)

Net change in contract owners’ equity	(49,792)	(281,804)	230,292	(9,069,645)	(9,437,965)	(16,960,208)	(94,531,804)	(114,056,093)
Contract owners’ equity beginning of period	875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

Contract owners’ equity end of period	$826,070	875,862	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403

CHANGES IN UNITS:
Beginning units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630
Units purchased	5,764	10,657	47,736	48,767	843,541	1,054,348	618,853	1,578,095
Units redeemed	(17,829)	(28,453)	(167,701)	(299,135)	(2,546,810)	(1,742,461)	(5,774,012)	(3,380,836)

Ending units	63,439	75,504	466,768	586,733	4,834	1,708,103	47,730	5,202,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAGF3		NVAMV1		GVAAA2		GVABD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$30,329	-	948	-	(379,310)	439,959	(269,914)	1,344,204
Realized gain (loss) on investments	8,210	-	3,794	-	(2,838,254)	(1,577,102)	(3,729,975)	(1,872,198)
Change in unrealized gain (loss) on investments	(7,890)	-	13,851	-	9,026,556	(14,412,669)	7,240,981	(3,720,930)
Reinvested capital gains	4,490	-	13,244	-	836,324	500,454	9,965	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	35,139	-	31,837	-	6,645,316	(15,049,358)	3,251,057	(4,222,895)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,910	-	29,111	-	1,536,979	2,697,976	483,396	1,111,878
Transfers between funds	995,682	-	363,916	-	2,815,926	6,828,923	3,208,035	1,875,370
Redemptions (note 3)	(69,376)	-	(32,806)	-	(5,240,766)	(11,934,581)	(5,818,847)	(7,863,791)
Annuity benefits	-	-	(11)	-	(66,777)	(53,909)	(46,432)	(40,002)
Contract maintenance charges (note 2)	(3)	-	(9)	-	(922)	(746)	(417)	(269)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(6,481)	(39,667)	(9,636)	(15,551)
Adjustments to maintain reserves	(14)	-	(13)	-	(681)	4,681	(519)	994

Net equity transactions	939,169	-	360,188	-	(962,722)	(2,497,323)	(2,184,420)	(4,931,371)

Net change in contract owners’ equity	974,308	-	392,025	-	5,682,594	(17,546,681)	1,066,637	(9,154,266)
Contract owners’ equity beginning of period	-	-	-	-	31,208,437	48,755,118	30,618,095	39,772,361

Contract owners’ equity end of period	$974,308	-	392,025	-	36,891,031	31,208,437	31,684,732	30,618,095

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,842,337	4,327,066	3,167,010	3,680,238
Units purchased	99,992	-	34,548	-	1,380,676	2,463,802	3,133,380	3,966,962
Units redeemed	(14,032)	-	(3,289)	-	(1,567,478)	(2,948,531)	(3,377,021)	(4,480,190)

Ending units	85,960	-	31,259	-	3,655,535	3,842,337	2,923,369	3,167,010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGG2		GVAGR2		GVAGI2		HIBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(262,953)	404,639	(328,995)	288,566	(108,429)	105,814	3,067,115	4,074,797
Realized gain (loss) on investments	(2,508,317)	(481,663)	(3,543,526)	(917,919)	(1,263,463)	(769,927)	(4,148,468)	(4,157,625)
Change in unrealized gain (loss) on investments	8,592,064	(14,244,214)	9,293,715	(21,230,930)	3,531,610	(3,310,354)	14,256,487	(15,634,681)
Reinvested capital gains	1,761,984	911,284	3,122,179	2,103,079	244,640	2,817	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,582,778	(13,409,954)	8,543,373	(19,757,204)	2,404,358	(3,971,650)	13,175,134	(15,717,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	489,752	986,481	909,029	1,652,820	680,705	727,755	84,683	118,372
Transfers between funds	4,448,817	3,937,864	10,496,698	9,771,893	3,029,225	5,930,503	(2,221,650)	(6,978,337)
Redemptions (note 3)	(4,280,332)	(4,186,077)	(5,023,461)	(5,697,519)	(1,322,132)	(1,064,026)	(6,729,066)	(13,727,511)
Annuity benefits	(17,876)	(13,058)	(32,281)	(32,456)	(37,355)	(42,161)	(21,985)	(30,178)
Contract maintenance charges (note 2)	(923)	(693)	(1,391)	(1,378)	(268)	(128)	(532)	(705)
Contingent deferred sales charges (note 2)	(12,386)	(16,773)	(12,914)	(26,625)	(3,677)	(1,959)	(8,946)	(29,829)
Adjustments to maintain reserves	(1,567)	1,481	(1,522)	1,638	(2,586)	1,438	(2,713)	(1,864)

Net equity transactions	625,485	709,225	6,334,158	5,668,373	2,343,912	5,551,422	(8,900,209)	(20,650,052)

Net change in contract owners’ equity	8,208,263	(12,700,729)	14,877,531	(14,088,831)	4,748,270	1,579,772	4,274,925	(36,367,561)
Contract owners’ equity beginning of period	19,548,258	32,248,987	23,964,401	38,053,232	7,421,132	5,841,360	34,120,404	70,487,965

Contract owners’ equity end of period	$27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

CHANGES IN UNITS:
Beginning units	2,607,903	2,609,463	3,724,440	3,258,610	1,149,098	537,058	3,127,646	4,627,823
Units purchased	1,420,654	1,438,508	2,425,025	2,550,266	749,225	1,058,928	155,403	334,718
Units redeemed	(1,377,265)	(1,440,068)	(1,749,176)	(2,084,436)	(475,997)	(446,888)	(850,283)	(1,834,895)

Ending units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM		GEM3		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,835,163	2,280,826	3,525	(952)	60,086	(101,376)	(6,599)	(14,640)
Realized gain (loss) on investments	(6,350,245)	(3,874,374)	(218,211)	787,003	(16,893,431)	8,668,667	(323,330)	(103,641)
Change in unrealized gain (loss) on investments	20,999,703	(6,635,904)	1,118,599	(4,206,251)	39,070,874	(94,816,847)	737,136	(1,538,348)
Reinvested capital gains	-	-	-	713,183	-	17,307,977	-	345,857

Net increase (decrease) in contract owners’ equity resulting from operations	18,484,621	(8,229,452)	903,913	(2,707,017)	22,237,529	(68,941,579)	407,207	(1,310,772)

Equity transactions:
Purchase payments received from contract owners (note 3)	787,358	1,237,325	111,599	106,145	1,620,444	2,062,330	13,067	16,996
Transfers between funds	9,912,116	11,845,476	(94,119)	(417,223)	2,701,712	(32,495,760)	149,929	(202,287)
Redemptions (note 3)	(7,197,760)	(6,900,762)	(417,217)	(976,220)	(7,332,600)	(16,720,775)	(150,590)	(245,027)
Annuity benefits	(44,044)	(41,681)	(3,275)	(6,739)	(24,429)	(84,343)	-	-
Contract maintenance charges (note 2)	(385)	(370)	(85)	(291)	(3,113)	(3,519)	-	-
Contingent deferred sales charges (note 2)	(11,277)	(22,294)	(840)	(2,679)	(22,375)	(66,134)	(636)	(3,619)
Adjustments to maintain reserves	776	213	(123)	(2,849)	(481)	(28,136)	5	(491)

Net equity transactions	3,446,784	6,117,907	(404,060)	(1,299,856)	(3,060,842)	(47,336,337)	11,775	(434,428)

Net change in contract owners’ equity	21,931,405	(2,111,545)	499,853	(4,006,873)	19,176,687	(116,277,916)	418,982	(1,745,200)
Contract owners’ equity beginning of period	38,715,492	40,827,037	1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812

Contract owners’ equity end of period	$60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

CHANGES IN UNITS:
Beginning units	4,616,958	3,454,996	117,608	168,853	2,568,733	4,177,260	57,587	83,699
Units purchased	4,610,564	4,979,785	10,065	39,301	1,093,399	1,222,131	20,399	15,475
Units redeemed	(4,205,084)	(3,817,823)	(34,900)	(90,546)	(1,318,743)	(2,830,658)	(20,203)	(41,587)

Ending units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU1		GVGU		GIG		GIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$587	901	243,639	392,392	(909)	3,180	(37,503)	30,468
Realized gain (loss) on investments	(875)	(9,403)	(5,829,198)	(3,644,120)	(111,347)	32,049	(8,949,644)	2,536,521
Change in unrealized gain (loss) on investments	1,828	(21,765)	5,619,924	(6,394,552)	352,373	(965,145)	14,475,264	(33,910,265)
Reinvested capital gains	-	516	-	276,258	-	186,092	-	6,114,051

Net increase (decrease) in contract owners’ equity resulting from operations	1,540	(29,751)	34,365	(9,370,022)	240,117	(743,824)	5,488,117	(25,229,225)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	205,331	390,049	45,772	25,636	445,688	879,600
Transfers between funds	-	-	(5,017,490)	(3,766,086)	291,336	145,254	829,819	(8,555,913)
Redemptions (note 3)	(2,262)	(27,610)	(1,771,067)	(5,107,530)	(199,034)	(177,577)	(3,648,045)	(7,822,781)
Annuity benefits	(113)	(549)	-	-	(2,300)	(3,344)	(23)	-
Contract maintenance charges (note 2)	-	(1)	(149)	(165)	(54)	(83)	(663)	(786)
Contingent deferred sales charges (note 2)	-	-	(3,064)	(12,685)	(249)	(646)	(12,229)	(17,704)
Adjustments to maintain reserves	(4)	607	(345)	(598)	127	37	(668)	(55)

Net equity transactions	(2,379)	(27,553)	(6,586,784)	(8,497,015)	135,598	(10,723)	(2,386,121)	(15,517,639)

Net change in contract owners’ equity	(839)	(57,304)	(6,552,419)	(17,867,037)	375,715	(754,547)	3,101,996	(40,746,864)
Contract owners’ equity beginning of period	22,846	80,150	15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925

Contract owners’ equity end of period	$22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

CHANGES IN UNITS:
Beginning units	1,501	3,488	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842
Units purchased	-	37	213,262	1,012,770	47,278	43,948	751,390	971,895
Units redeemed	(145)	(2,024)	(722,711)	(1,475,299)	(33,533)	(49,064)	(980,656)	(1,749,030)

Ending units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF		GEF3		NVNMO1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(160)	194	(2,595)	(44,925)	(6,123)	(61,202)	(356,697)	(1,094)
Realized gain (loss) on investments	(3,944)	(3,601)	253,741	1,666,747	(1,704,366)	(442,254)	973,687	(63,062)
Change in unrealized gain (loss) on investments	14,274	(24,330)	1,263,513	(11,532,186)	2,900,358	(8,164,752)	10,041,102	(28,282)
Reinvested capital gains	-	7,652	-	2,462,872	-	2,045,589	220,910	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,170	(20,085)	1,514,659	(7,447,492)	1,189,869	(6,622,619)	10,879,002	(92,438)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	54,104	51,268	61,348	270,709	432,974	937,904	8,303
Transfers between funds	21,133	-	(354,850)	(632,749)	(321,583)	(3,155,959)	96,213,801	232,942
Redemptions (note 3)	(4,258)	(3,620)	(1,199,210)	(2,568,680)	(921,308)	(2,526,326)	(6,087,874)	(17,603)
Annuity benefits	(873)	(350)	(2,579)	(2,288)	-	(5,534)	(6,304)	(83)
Contract maintenance charges (note 2)	-	-	(142)	(358)	(233)	(271)	(638)	-
Contingent deferred sales charges (note 2)	-	-	(633)	(3,816)	(2,562)	(12,547)	(7,118)	(146)
Adjustments to maintain reserves	12	(14)	4,386	2,080	(494)	238	(6,927)	2

Net equity transactions	16,014	50,120	(1,501,760)	(3,144,463)	(975,471)	(5,267,425)	91,042,844	223,415

Net change in contract owners’ equity	26,184	30,035	12,899	(10,591,955)	214,398	(11,890,044)	101,921,846	130,977
Contract owners’ equity beginning of period	30,035	-	8,035,052	18,627,007	6,267,551	18,157,595	130,977	-

Contract owners’ equity end of period	$56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

CHANGES IN UNITS:
Beginning units	5,501	-	726,959	930,932	421,671	672,810	24,053	-
Units purchased	3,378	6,224	17,983	48,722	85,154	153,727	15,151,610	48,886
Units redeemed	(827)	(723)	(158,633)	(252,695)	(154,360)	(404,866)	(2,092,940)	(24,833)

Ending units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(31,173)	(7,144)	(11)	-	(3,206)	9,231	42,214	19,796
Realized gain (loss) on investments	(2,091,723)	(281,569)	1	-	(369,652)	(51,468)	(244,151)	(228,204)
Change in unrealized gain (loss) on investments	3,083,853	(2,564,214)	169	-	886,321	(454,266)	988,580	(369,131)
Reinvested capital gains	-	-	-	-	529	28,153	-	13,371

Net increase (decrease) in contract owners’ equity resulting from operations	960,957	(2,852,927)	159	-	513,992	(468,350)	786,643	(564,168)

Equity transactions:
Purchase payments received from contract owners (note 3)	147,305	123,870	-	-	326,945	42,121	662,845	25,620
Transfers between funds	(2,202,180)	9,759,142	1,534	-	525,761	1,783,924	2,254,009	4,358,746
Redemptions (note 3)	(938,577)	(607,930)	-	-	(289,877)	(64,326)	(753,576)	(784,528)
Annuity benefits	(395)	(85)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,020)	(390)	-	-	(74)	-	(75)	(7)
Contingent deferred sales charges (note 2)	(6,181)	(3,516)	-	-	(222)	(92)	(225)	(18)
Adjustments to maintain reserves	3,889	(123)	2	-	146	625	(109)	(15)

Net equity transactions	(2,997,159)	9,270,968	1,536	-	562,679	1,762,252	2,162,869	3,599,798

Net change in contract owners’ equity	(2,036,202)	6,418,041	1,695	-	1,076,671	1,293,902	2,949,512	3,035,630
Contract owners’ equity beginning of period	6,418,041	-	-	-	1,293,902	-	3,035,630	-

Contract owners’ equity end of period	$4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

CHANGES IN UNITS:
Beginning units	1,045,538	-	-	-	203,409	-	382,103	-
Units purchased	182,907	1,211,311	217	-	243,321	233,367	386,459	514,419
Units redeemed	(682,979)	(165,773)	-	-	(155,209)	(29,958)	(178,623)	(132,316)

Ending units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$6,189	29,851	77,900	20,672	68,923	39,777	12,827	15,937
Realized gain (loss) on investments	(512,697)	(334,518)	(94,790)	(138,552)	(585,543)	(78,586)	(409,788)	(137,427)
Change in unrealized gain (loss) on investments	1,335,014	(1,142,261)	526,732	(107,989)	2,605,933	(1,059,754)	1,241,673	(593,494)
Reinvested capital gains	-	40,598	11,379	4,461	620	37,784	2,043	25,591

Net increase (decrease) in contract owners’ equity resulting from operations	828,506	(1,406,330)	521,221	(221,408)	2,089,933	(1,060,779)	846,755	(689,393)

Equity transactions:
Purchase payments received from contract owners (note 3)	201,435	2,981	89,458	6,538	1,611,034	96,009	1,293,097	409,472
Transfers between funds	886,720	6,556,923	4,172,111	3,356,206	5,586,811	6,996,482	1,421,546	2,665,798
Redemptions (note 3)	(2,059,944)	(961,052)	(1,199,870)	(530,286)	(1,937,222)	(411,382)	(261,619)	(98,938)
Annuity benefits	-	-	(17,163)	(808)	(48,497)	-	(20,564)	(13,758)
Contract maintenance charges (note 2)	(43)	-	(87)	-	(299)	(4)	(169)	-
Contingent deferred sales charges (note 2)	(6,456)	(19,780)	(5,579)	(4,476)	(7,725)	(2,904)	(368)	(31)
Adjustments to maintain reserves	(122)	(24)	68,962	(31)	(197)	(21)	(90)	47

Net equity transactions	(978,410)	5,579,048	3,107,832	2,827,143	5,203,905	6,678,180	2,431,833	2,962,590

Net change in contract owners’ equity	(149,904)	4,172,718	3,629,053	2,605,735	7,293,838	5,617,401	3,278,588	2,273,197
Contract owners’ equity beginning of period	4,172,718	-	2,605,735	-	5,617,401	-	2,273,197	-

Contract owners’ equity end of period	$4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

CHANGES IN UNITS:
Beginning units	559,727	-	283,337	-	742,815	-	303,444	-
Units purchased	368,003	701,112	617,478	576,210	1,009,155	836,678	374,682	406,456
Units redeemed	(509,342)	(141,385)	(319,619)	(292,873)	(478,949)	(93,863)	(191,069)	(103,012)

Ending units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$56,727	22,033	93,347	16,188	5,007	1,313	77,279	5,667
Realized gain (loss) on investments	(115,908)	(86,137)	126,672	(1,745)	3,675	(35)	74,825	(3,604)
Change in unrealized gain (loss) on investments	707,744	(132,838)	10,632	7,278	7,583	1,464	27,689	10,063
Reinvested capital gains	3,640	11,115	33,675	-	3,187	-	71,400	-

Net increase (decrease) in contract owners’ equity resulting from operations	652,203	(185,827)	264,326	21,721	19,452	2,742	251,193	12,126

Equity transactions:
Purchase payments received from contract owners (note 3)	387,857	93,955	101,829	88,959	-	-	19,118	28,467
Transfers between funds	2,538,399	4,129,381	6,628,168	1,123,725	579,089	99,088	3,536,367	521,980
Redemptions (note 3)	(1,132,337)	(310,623)	(914,752)	(72,633)	(30,807)	(1,388)	(383,426)	(10,239)
Annuity benefits	(1,247)	-	(10,261)	(42)	-	-	(5,681)	-
Contract maintenance charges (note 2)	(117)	-	(194)	(2)	-	-	(39)	(8)
Contingent deferred sales charges (note 2)	(12,815)	(2,601)	(1,026)	(95)	(42)	-	(179)	-
Adjustments to maintain reserves	(115)	(35)	(153)	(61)	(40)	4	(35)	(26)

Net equity transactions	1,779,625	3,910,077	5,803,611	1,139,851	548,200	97,704	3,166,125	540,174

Net change in contract owners’ equity	2,431,828	3,724,250	6,067,937	1,161,572	567,652	100,446	3,417,318	552,300
Contract owners’ equity beginning of period	3,724,250	-	1,161,572	-	100,446	-	552,300	-

Contract owners’ equity end of period	$6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

CHANGES IN UNITS:
Beginning units	445,889	-	109,155	-	10,259	-	53,319	-
Units purchased	579,509	553,891	1,182,533	231,014	58,175	10,402	727,470	61,841
Units redeemed	(391,993)	(108,002)	(621,929)	(121,859)	(4,435)	(143)	(436,225)	(8,522)

Ending units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRF		TRF2		GVGF1		GVGFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$329,455	613,571	(5,093)	(8,050)	(5)	93	(3,798)	55,659
Realized gain (loss) on investments	(13,766,520)	(5,725,472)	(41,969)	96,319	(630)	(9,130)	(2,226,308)	(2,965,751)
Change in unrealized gain (loss) on investments	39,345,162	(128,608,817)	196,791	(784,669)	1,717	(780)	3,488,754	(1,559,011)
Reinvested capital gains	-	31,797,048	-	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,908,097	(101,923,670)	149,729	(533,909)	1,082	(9,817)	1,258,648	(4,469,103)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,027,289	3,540,069	2,545	12,699	-	-	49,757	134,055
Transfers between funds	(3,906,228)	(12,672,352)	92,192	(224,362)	-	(9,584)	(720,768)	1,436,688
Redemptions (note 3)	(19,382,011)	(47,081,039)	(59,751)	(128,530)	(722)	(733)	(763,555)	(1,067,389)
Annuity benefits	(77,505)	(129,008)	-	-	-	(622)	(351)	(512)
Contract maintenance charges (note 2)	(9,736)	(13,512)	-	-	-	(1)	(72)	(95)
Contingent deferred sales charges (note 2)	(40,798)	(111,372)	(358)	(592)	-	-	(2,065)	(4,580)
Adjustments to maintain reserves	(9,969)	(2,709)	(53)	(23)	(1)	156	(410)	(277)

Net equity transactions	(20,398,958)	(56,469,923)	34,575	(340,808)	(723)	(10,784)	(1,437,464)	497,890

Net change in contract owners’ equity	5,509,139	(158,393,593)	184,304	(874,717)	359	(20,601)	(178,816)	(3,971,213)
Contract owners’ equity beginning of period	123,108,599	281,502,192	671,229	1,545,946	3,353	23,954	4,512,506	8,483,719

Contract owners’ equity end of period	$128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

CHANGES IN UNITS:
Beginning units	13,778,445	18,302,786	87,219	115,811	346	1,311	450,548	451,291
Units purchased	949,645	1,718,150	15,800	6,058	-	14	210,482	379,712
Units redeemed	(3,216,433)	(6,242,491)	(12,786)	(34,650)	(52)	(979)	(329,434)	(380,455)

Ending units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GBF2		CAF		GVGH1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,729,164	13,270,758	149,087	281,844	(134,438)	(326,381)	(597)	(816)
Realized gain (loss) on investments	2,882,260	(10,112,446)	(139,562)	(183,711)	1,006,038	4,992,200	(3,992)	(1,693)
Change in unrealized gain (loss) on investments	(10,019,570)	23,038,265	(110,847)	607,927	6,655,242	(24,154,144)	14,445	(30,347)
Reinvested capital gains	4,461,069	-	155,671	-	-	-	-	6,628

Net increase (decrease) in contract owners’ equity resulting from operations	5,052,923	26,196,577	54,349	706,060	7,526,842	(19,488,325)	9,856	(26,228)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,878,536	6,643,730	193,855	121,508	1,969,591	1,077,848	(28)	1
Transfers between funds	(33,027,493)	37,311,877	(674,907)	565,676	(127,600)	(4,798,461)	(7,613)	(2,247)
Redemptions (note 3)	(80,250,764)	(109,713,299)	(2,014,478)	(2,316,691)	(5,899,400)	(9,192,983)	(1,857)	(2,710)
Annuity benefits	(228,905)	(264,288)	(55,880)	(686)	(5,782)	(8,487)	(1,598)	(3,748)
Contract maintenance charges (note 2)	(7,141)	(7,448)	-	-	(3,200)	(4,500)	-	-
Contingent deferred sales charges (note 2)	(188,318)	(351,007)	(12,578)	(38,086)	(6,233)	(15,315)	-	-
Adjustments to maintain reserves	(8,301)	12,943	(7,454)	2,388	(20,567)	(8,596)	456	587

Net equity transactions	(107,832,386)	(66,367,492)	(2,571,442)	(1,665,891)	(4,093,191)	(12,950,494)	(10,640)	(8,117)

Net change in contract owners’ equity	(102,779,463)	(40,170,915)	(2,517,093)	(959,831)	3,433,651	(32,438,819)	(784)	(34,345)
Contract owners’ equity beginning of period	404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

Contract owners’ equity end of period	$301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

CHANGES IN UNITS:
Beginning units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058
Units purchased	4,886,085	18,610,507	70,196	179,772	670,273	511,820	60	57
Units redeemed	(11,764,185)	(23,149,632)	(280,715)	(322,452)	(1,377,714)	(2,239,101)	(1,072)	(782)

Ending units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVIX8		GVIDA		NVDBL2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(119,380)	(208,174)	40,228	23,854	(101,730)	511,572	7,688	-
Realized gain (loss) on investments	(4,891,975)	(1,893,569)	(499,950)	(389,483)	(5,708,040)	505,714	411	-
Change in unrealized gain (loss) on investments	6,261,895	(8,382,914)	1,085,420	(1,366,068)	14,175,669	(42,076,090)	33,357	-
Reinvested capital gains	-	2,019,789	-	4,434	2,648,715	11,308,647	10,743	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,250,540	(8,464,868)	625,698	(1,727,263)	11,014,614	(29,750,157)	52,199	-

Equity transactions:
Purchase payments received from contract owners (note 3)	161,972	369,717	50,672	87,993	1,718,914	3,017,999	27,200	-
Transfers between funds	(4,063,238)	8,491,414	765,939	(460,922)	(3,348,295)	(887,139)	1,429,039	-
Redemptions (note 3)	(2,018,199)	(3,980,114)	(189,841)	(341,479)	(4,800,538)	(7,765,735)	(3,515)	-
Annuity benefits	(2,381)	(2,792)	(1,762)	(176)	(58,595)	(85,442)	(92)	-
Contract maintenance charges (note 2)	(556)	(545)	(130)	(146)	(8,358)	(9,126)	-	-
Contingent deferred sales charges (note 2)	(8,782)	(16,183)	(979)	(705)	(43,507)	(85,098)	-	-
Adjustments to maintain reserves	(460)	(33)	(145)	(135)	(916)	3,054	(7)	-

Net equity transactions	(5,931,644)	4,861,464	623,754	(715,570)	(6,541,295)	(5,811,487)	1,452,625	-

Net change in contract owners’ equity	(4,681,104)	(3,603,404)	1,249,452	(2,442,833)	4,473,319	(35,561,644)	1,504,824	-
Contract owners’ equity beginning of period	18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	-	-

Contract owners’ equity end of period	$13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

CHANGES IN UNITS:
Beginning units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	-	-
Units purchased	517,957	1,722,730	222,842	91,675	809,695	1,040,476	151,707	-
Units redeemed	(1,133,372)	(1,536,088)	(133,935)	(179,973)	(1,427,025)	(1,477,517)	(23,748)	-

Ending units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDCA2		GVIDC		GVIDM		GVDMA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,318	-	438,883	1,714,574	796,940	5,388,784	(10,638)	2,302,823
Realized gain (loss) on investments	9,014	-	(2,079,314)	(1,339,883)	(12,417,527)	12,860,403	(8,221,910)	3,634,722
Change in unrealized gain (loss) on investments	35,288	-	6,448,554	(7,859,323)	54,473,664	(148,588,049)	31,899,916	(104,551,058)
Reinvested capital gains	3,978	-	338,752	1,441,673	6,890,545	30,882,603	6,127,577	21,025,917

Net increase (decrease) in contract owners’ equity resulting from operations	53,598	-	5,146,875	(6,042,959)	49,743,622	(99,456,259)	29,794,945	(77,587,596)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,579	-	909,838	1,546,476	7,574,577	7,749,460	3,992,577	6,663,815
Transfers between funds	829,455	-	3,438,277	15,280,115	33,576,689	(15,889,069)	(6,673,971)	(14,405,202)
Redemptions (note 3)	(137,898)	-	(17,890,855)	(25,747,582)	(51,636,339)	(72,499,634)	(21,146,166)	(33,319,375)
Annuity benefits	(626)	-	(107,081)	(99,079)	(560,852)	(689,259)	(312,574)	(381,450)
Contract maintenance charges (note 2)	-	-	(1,453)	(1,544)	(14,619)	(15,824)	(18,082)	(19,439)
Contingent deferred sales charges (note 2)	(436)	-	(44,090)	(131,805)	(220,931)	(461,597)	(102,831)	(228,642)
Adjustments to maintain reserves	(7)	-	2,065	2,997	299,532	33,230	(3,794)	28,353

Net equity transactions	710,067	-	(13,693,299)	(9,150,422)	(10,981,943)	(81,772,693)	(24,264,841)	(41,661,940)

Net change in contract owners’ equity	763,665	-	(8,546,424)	(15,193,381)	38,761,679	(181,228,952)	5,530,104	(119,249,536)
Contract owners’ equity beginning of period	-	-	71,902,802	87,096,183	277,508,854	458,737,806	148,533,275	267,782,811

Contract owners’ equity end of period	$763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

CHANGES IN UNITS:
Beginning units	-	-	6,279,027	7,077,704	25,414,593	32,085,878	14,184,832	17,437,628
Units purchased	73,997	-	2,162,702	3,080,477	9,343,606	4,782,363	1,844,241	1,956,800
Units redeemed	(12,468)	-	(3,332,078)	(3,879,154)	(10,177,698)	(11,453,648)	(4,095,955)	(5,209,596)

Ending units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		GVUSL		MCIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$485,910	2,485,863	(1)	(15)	(16,986)	(45,233)	(214,565)	84,231
Realized gain (loss) on investments	(5,159,593)	(896,174)	(1,415)	(51)	(2,145,245)	(1,391,206)	(5,066,068)	14,902,227
Change in unrealized gain (loss) on investments	15,166,898	(32,033,958)	1,719	(1,874)	3,736,000	(5,588,713)	34,901,409	(100,060,596)
Reinvested capital gains	1,566,703	6,807,757	-	-	-	-	3,360,831	11,002,002

Net increase (decrease) in contract owners’ equity resulting from operations	12,059,918	(23,636,512)	303	(1,940)	1,573,769	(7,025,152)	32,981,607	(74,072,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,767,196	2,038,323	3	-	144,864	276,990	2,425,750	3,468,920
Transfers between funds	(5,429,253)	7,947,491	(2,048)	-	(856,503)	(1,026,692)	(6,339,940)	(15,350,884)
Redemptions (note 3)	(18,570,063)	(33,688,115)	-	-	(832,822)	(1,879,117)	(18,602,115)	(35,214,838)
Annuity benefits	(149,038)	(184,388)	(115)	(330)	-	-	(59,571)	(86,336)
Contract maintenance charges (note 2)	(4,169)	(4,498)	-	-	(182)	(257)	(3,478)	(4,698)
Contingent deferred sales charges (note 2)	(64,170)	(150,061)	-	-	(2,347)	(6,741)	(44,499)	(142,362)
Adjustments to maintain reserves	(1,448)	15,669	27	65	(371)	(311)	(2,995)	10,840

Net equity transactions	(22,450,945)	(24,025,579)	(2,133)	(265)	(1,547,361)	(2,636,128)	(22,626,848)	(47,319,358)

Net change in contract owners’ equity	(10,391,027)	(47,662,091)	(1,830)	(2,205)	26,408	(9,661,280)	10,354,759	(121,391,494)
Contract owners’ equity beginning of period	110,814,884	158,476,975	1,830	4,035	6,047,515	15,708,795	111,113,429	232,504,923

Contract owners’ equity end of period	$100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

CHANGES IN UNITS:
Beginning units	9,861,417	11,879,449	221	241	663,781	854,701	7,039,039	9,280,128
Units purchased	1,604,697	2,881,262	1	5	111,763	237,388	914,484	1,723,974
Units redeemed	(3,616,337)	(4,899,294)	(222)	(25)	(272,219)	(428,308)	(2,292,012)	(3,965,063)

Ending units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG1		NVMIG3		GVDIV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,902,070)	5,573,010	(8)	-	(72,282)	(24,109)	14	9
Realized gain (loss) on investments	-	-	-	-	(564,526)	(268,299)	(152)	(18)
Change in unrealized gain (loss) on investments	-	-	89	-	10,682,185	(1,837,325)	742	(2,656)
Reinvested capital gains	-	-	-	-	-	-	-	533

Net increase (decrease) in contract owners’ equity resulting from operations	(5,902,070)	5,573,010	81	-	10,045,377	(2,129,733)	604	(2,132)

Equity transactions:
Purchase payments received from contract owners (note 3)	45,261,229	70,660,488	-	-	377,466	127,342	-	-
Transfers between funds	(10,457,895)	415,058,690	10,877	-	65,275,959	6,501,523	-	-
Redemptions (note 3)	(318,490,773)	(409,810,201)	-	-	(5,072,674)	(624,787)	-	-
Annuity benefits	(491,537)	(479,707)	-	-	(4,426)	-	(197)	(287)
Contract maintenance charges (note 2)	(7,180)	(6,947)	-	-	(1,352)	(410)	-	-
Contingent deferred sales charges (note 2)	(544,656)	(982,223)	-	-	(8,182)	(4,364)	-	-
Adjustments to maintain reserves	(41,971)	(45,671)	-	-	1,000	(106)	10	16

Net equity transactions	(284,772,783)	74,394,429	10,877	-	60,567,791	5,999,198	(187)	(271)

Net change in contract owners’ equity	(290,674,853)	79,967,439	10,958	-	70,613,168	3,869,465	417	(2,403)
Contract owners’ equity beginning of period	687,914,104	607,946,665	-	-	3,869,465	-	2,301	4,704

Contract owners’ equity end of period	$397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

CHANGES IN UNITS:
Beginning units	55,065,021	49,223,324	-	-	634,973	-	249	269
Units purchased	28,887,352	74,269,601	813	-	9,754,515	818,455	-	1
Units redeemed	(51,970,807)	(68,427,904)	-	-	(1,366,799)	(183,482)	(19)	(21)

Ending units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		GVDIV6		NVMLG1		NVMLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$163,276	226,800	1,565	(616)	(10,587)	(237)	(5,212)	(99)
Realized gain (loss) on investments	(9,583,270)	(3,080,214)	(288,045)	(175,870)	117,088	(17,843)	9,185	(4,634)
Change in unrealized gain (loss) on investments	13,736,670	(25,270,935)	482,139	(974,686)	1,119,818	(13,723)	121,142	-
Reinvested capital gains	-	5,465,241	-	229,075	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,316,676	(22,659,108)	195,659	(922,097)	1,226,319	(31,803)	125,115	(4,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,599	868,292	7,986	18,409	133,609	-	7,640	-
Transfers between funds	(5,313,468)	(12,352,820)	(76,757)	(240,699)	8,373,034	88,561	1,016,495	4,733
Redemptions (note 3)	(2,665,546)	(6,981,776)	(60,744)	(114,715)	(625,133)	(663)	(47,310)	-
Annuity benefits	-	(110)	(11,256)	(20,373)	(3,668)	-	-	-
Contract maintenance charges (note 2)	(979)	(1,344)	-	(1)	(375)	(2)	-	-
Contingent deferred sales charges (note 2)	(7,023)	(26,511)	(415)	(1,656)	(3,771)	-	(452)	-
Adjustments to maintain reserves	(4,427)	(461)	(30)	938	(230)	(6)	(178)	-

Net equity transactions	(7,781,844)	(18,494,730)	(141,216)	(358,097)	7,873,466	87,890	976,195	4,733

Net change in contract owners’ equity	(3,465,168)	(41,153,838)	54,443	(1,280,194)	9,099,785	56,087	1,101,310	-
Contract owners’ equity beginning of period	21,040,830	62,194,668	871,951	2,152,145	56,087	-	-	-

Contract owners’ equity end of period	$17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

CHANGES IN UNITS:
Beginning units	1,767,075	2,772,176	78,668	106,356	8,873	-	-	-
Units purchased	206,674	311,544	10,201	12,265	1,296,479	23,259	147,615	1,186
Units redeemed	(823,115)	(1,316,645)	(21,567)	(39,953)	(189,143)	(14,386)	(9,567)	(1,186)

Ending units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV2		NVMMG1		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(7,222)	(119)	(551,450)	(11,131)	(35,244)	(2)	11,971	7,945
Realized gain (loss) on investments	176,869	(35,696)	956,178	(101,311)	54,026	(556)	(309,902)	(139,672)
Change in unrealized gain (loss) on investments	479,467	3,666	14,618,887	(807,276)	840,857	-	9,580,160	(1,196,502)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	649,114	(32,149)	15,023,615	(919,718)	859,639	(558)	9,282,229	(1,328,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	56,414	5,031	749,257	48,850	(179,166)	-	640,896	104,988
Transfers between funds	5,007,591	121,779	98,434,637	2,709,603	6,974,862	558	74,469,147	4,822,680
Redemptions (note 3)	(301,422)	(692)	(8,122,814)	(294,017)	(311,969)	-	(6,047,743)	(520,932)
Annuity benefits	(4,392)	(168)	(29,805)	-	-	-	(6,144)	(174)
Contract maintenance charges (note 2)	(14)	(3)	(6,880)	(150)	-	-	(959)	(330)
Contingent deferred sales charges (note 2)	(414)	-	(19,255)	(1,735)	-	-	(12,899)	(3,355)
Adjustments to maintain reserves	(481)	11	182,396	(7,039)	202,264	-	(17,051)	(3,701)

Net equity transactions	4,757,282	125,958	91,187,536	2,455,512	6,685,991	558	69,025,247	4,399,176

Net change in contract owners’ equity	5,406,396	93,809	106,211,151	1,535,794	7,545,630	-	78,307,476	3,070,947
Contract owners’ equity beginning of period	93,809	-	1,535,794	-	-	-	3,070,947	-

Contract owners’ equity end of period	$5,500,205	93,809	107,746,945	1,535,794	7,545,630	-	81,378,423	3,070,947

CHANGES IN UNITS:
Beginning units	14,426	-	246,427	-	-	-	457,440	-
Units purchased	988,782	63,622	15,743,231	325,886	1,080,778	289	10,720,008	595,091
Units redeemed	(332,021)	(49,196)	(2,346,358)	(79,459)	(110,581)	(289)	(1,790,005)	(137,651)

Ending units	671,187	14,426	13,643,300	246,427	970,197	-	9,387,443	457,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCGF2		SCVF		SCVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(300,305)	(533,312)	(9,891)	(16,612)	(616,864)	(196,574)	(15,781)	(19,169)
Realized gain (loss) on investments	(9,436,388)	(2,558,971)	(50,848)	15,159	(23,805,570)	(17,202,333)	(271,750)	(241,558)
Change in unrealized gain (loss) on investments	15,353,901	(26,358,149)	175,458	(576,941)	48,274,125	(50,701,638)	545,360	(513,903)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,617,208	(29,450,432)	114,719	(578,394)	23,851,691	(68,100,545)	257,829	(774,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	542,505	1,121,549	10,502	7,539	2,547,344	3,915,778	8,482	28,960
Transfers between funds	(748,929)	(1,183,865)	(23,356)	(13,401)	(6,924,056)	(21,006,553)	(49,723)	(348,107)
Redemptions (note 3)	(4,659,719)	(8,756,903)	(95,335)	(68,078)	(19,846,277)	(39,200,117)	(187,795)	(235,995)
Annuity benefits	(7,580)	(10,106)	(23)	(33)	(38,527)	(58,114)	(65)	(83)
Contract maintenance charges (note 2)	(1,075)	(1,387)	-	-	(3,576)	(5,797)	-	-
Contingent deferred sales charges (note 2)	(14,531)	(29,994)	(921)	(261)	(55,664)	(184,216)	(1,409)	(3,074)
Adjustments to maintain reserves	(978)	3,642	(42)	278	10,761	2,445	(88)	674

Net equity transactions	(4,890,307)	(8,857,064)	(109,175)	(73,956)	(24,309,995)	(56,536,574)	(230,598)	(557,625)

Net change in contract owners’ equity	726,901	(38,307,496)	5,544	(652,350)	(458,304)	(124,637,119)	27,231	(1,332,255)
Contract owners’ equity beginning of period	27,102,412	65,409,908	589,059	1,241,409	121,000,019	245,637,138	1,309,314	2,641,569

Contract owners’ equity end of period	$27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019	1,336,545	1,309,314

CHANGES IN UNITS:
Beginning units	2,959,328	3,798,082	93,131	103,133	6,639,101	9,022,810	148,938	199,657
Units purchased	1,220,209	1,049,574	6,620	13,924	844,761	1,604,289	9,550	12,140
Units redeemed	(1,773,743)	(1,888,328)	(24,418)	(23,926)	(2,184,773)	(3,987,998)	(35,438)	(62,859)

Ending units	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101	123,050	148,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		SCF2		MSBF		NVSTB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(972,767)	(662,975)	(44,888)	(47,414)	6,530,047	6,018,270	151,754	16,944
Realized gain (loss) on investments	(26,582,315)	(3,341,197)	(382,040)	49,954	(10,117,568)	(6,030,653)	198,733	(12,203)
Change in unrealized gain (loss) on investments	60,450,689	(117,677,945)	1,181,110	(2,584,170)	19,485,737	(23,892,052)	(86,287)	(18,277)
Reinvested capital gains	-	37,116,005	-	805,965	-	2,448,871	71,628	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,895,607	(84,566,112)	754,182	(1,775,665)	15,898,216	(21,455,564)	335,828	(13,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,107	4,038,550	22,966	11,177	1,057,996	1,411,075	395,396	41,397
Transfers between funds	(8,103,761)	(20,372,795)	(31,923)	(83,360)	4,321,755	(15,083,844)	21,650,019	2,353,741
Redemptions (note 3)	(18,951,199)	(35,541,255)	(421,203)	(366,757)	(14,469,332)	(24,988,574)	(2,581,989)	(321,358)
Annuity benefits	(48,346)	(75,743)	-	-	(37,430)	(47,939)	(6,115)	-
Contract maintenance charges (note 2)	(3,619)	(5,421)	-	-	(890)	(1,056)	(72)	(4)
Contingent deferred sales charges (note 2)	(36,717)	(114,889)	(1,164)	(5,100)	(24,276)	(78,247)	(5,266)	(1,490)
Adjustments to maintain reserves	(1,697)	21,566	(77)	(138)	(4,052)	5,811	(2,095)	(36)

Net equity transactions	(24,827,232)	(52,049,987)	(431,401)	(444,178)	(9,156,229)	(38,782,774)	19,449,878	2,072,250

Net change in contract owners’ equity	8,068,375	(136,616,099)	322,781	(2,219,843)	6,741,987	(60,238,338)	19,785,706	2,058,714
Contract owners’ equity beginning of period	117,981,792	254,597,891	2,575,248	4,795,091	74,335,108	134,573,446	2,058,714	-

Contract owners’ equity end of period	$126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108	21,844,420	2,058,714

CHANGES IN UNITS:
Beginning units	7,666,352	10,099,992	281,038	316,449	6,067,116	9,025,394	208,273	-
Units purchased	837,288	1,249,698	18,552	16,818	3,305,125	2,293,675	3,219,165	302,300
Units redeemed	(2,358,523)	(3,683,338)	(59,799)	(52,229)	(3,989,540)	(5,251,953)	(1,391,843)	(94,027)

Ending units	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116	2,035,595	208,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC		GGTC3		GVUG1		GVUGL
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(8,699)	(13,920)	(82,737)	(91,472)	(3,867)	(6,268)	(91,617)	(174,889)
Realized gain (loss) on investments	(89,116)	(19,896)	(2,469,685)	(819,546)	(91,588)	(9,225)	(1,460,729)	(788,766)
Change in unrealized gain (loss) on investments	435,935	(949,061)	5,596,497	(5,579,673)	143,606	(291,285)	3,173,287	(8,476,873)
Reinvested capital gains	-	174,368	-	992,395	-	86,636	-	2,532,001

Net increase (decrease) in contract owners’ equity resulting from operations	338,120	(808,509)	3,044,075	(5,498,296)	48,151	(220,142)	1,620,941	(6,908,527)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,522	10,202	133,417	321,377	2,153	72,552	115,559	347,857
Transfers between funds	(7,149)	(62,178)	5,686,652	(7,465,381)	(85,265)	1,031	(531,914)	(2,951,606)
Redemptions (note 3)	(134,738)	(227,560)	(1,053,719)	(1,396,775)	(17,701)	(14,490)	(1,078,097)	(2,245,854)
Annuity benefits	-	-	-	(153)	(12,725)	(28,780)	-	-
Contract maintenance charges (note 2)	(93)	(144)	(400)	(367)	-	(7)	(283)	(293)
Contingent deferred sales charges (note 2)	(218)	(414)	(3,539)	(5,810)	(46)	-	(3,862)	(10,226)
Adjustments to maintain reserves	(1,086)	(37)	(537)	(294)	2,075	1,857	(446)	(263)

Net equity transactions	(128,762)	(280,131)	4,761,874	(8,547,403)	(111,509)	32,163	(1,499,043)	(4,860,385)

Net change in contract owners’ equity	209,358	(1,088,640)	7,805,949	(14,045,699)	(63,358)	(187,979)	121,898	(11,768,912)
Contract owners’ equity beginning of period	749,717	1,838,357	3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101

Contract owners’ equity end of period	$959,075	749,717	11,702,140	3,896,191	240,376	303,734	7,854,087	7,732,189

CHANGES IN UNITS:
Beginning units	374,006	455,623	530,725	1,242,540	32,147	29,414	806,416	1,182,851
Units purchased	49,478	72,871	1,053,538	225,809	509	5,893	133,367	416,266
Units redeemed	(104,837)	(154,488)	(530,258)	(937,624)	(11,284)	(3,160)	(282,152)	(792,701)

Ending units	318,647	374,006	1,054,005	530,725	21,372	32,147	657,631	806,416

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVOLG1		NVOLG2		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,438)	-	(54)	-	(10,213)	-	(9,310)	373,720
Realized gain (loss) on investments	5,055	-	1	-	96,170	-	(11,417,909)	(7,029,917)
Change in unrealized gain (loss) on investments	49,810	-	532	-	925,808	-	17,755,765	(15,913,348)
Reinvested capital gains	24,039	-	210	-	9,524	-	-	645,408

Net increase (decrease) in contract owners’ equity resulting from operations	77,466	-	689	-	1,021,289	-	6,328,546	(21,924,137)

Equity transactions:
Purchase payments received from contract owners (note 3)	36,434	-	-	-	148,858	-	633,988	1,413,030
Transfers between funds	1,381,379	-	11,961	-	5,012,489	-	(3,866,340)	(7,031,518)
Redemptions (note 3)	(19,805)	-	-	-	(325,490)	-	(5,409,728)	(10,503,652)
Annuity benefits	(2,192)	-	-	-	-	-	(33,553)	(49,757)
Contract maintenance charges (note 2)	-	-	-	-	(446)	-	(1,525)	(2,041)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(2,487)	-	(13,075)	(35,917)
Adjustments to maintain reserves	23	-	(1)	-	(96)	-	3,662	(78,676)

Net equity transactions	1,395,809	-	11,960	-	4,832,828	-	(8,686,571)	(16,288,531)

Net change in contract owners’ equity	1,473,275	-	12,649	-	5,854,117	-	(2,358,025)	(38,212,668)
Contract owners’ equity beginning of period	-	-	-	-	-	-	32,513,613	70,726,281

Contract owners’ equity end of period	$1,473,275	-	12,649	-	5,854,117	-	30,155,588	32,513,613

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	3,874,794	5,253,145
Units purchased	109,948	-	983	-	520,692	-	1,223,671	2,740,936
Units redeemed	(6,698)	-	-	-	(68,229)	-	(2,292,776)	(4,119,287)

Ending units	103,250	-	983	-	452,463	-	2,805,689	3,874,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		PMVFAD		PMVLAD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$387,712	20,889	1,945,679	1,150,829	2,940	-	71,650	-
Realized gain (loss) on investments	406,496	(124,257)	(2,370,986)	(837,383)	17,171	-	53,928	-
Change in unrealized gain (loss) on investments	14,255,390	(226,268)	3,884,748	(6,412,462)	(144,552)	-	(476,075)	-
Reinvested capital gains	317,124	-	-	-	52,958	-	752,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,366,722	(329,636)	3,459,441	(6,099,016)	(71,483)	-	402,500	-

Equity transactions:
Purchase payments received from contract owners (note 3)	845,889	10,724	759,366	1,145,069	191,525	-	384,387	-
Transfers between funds	87,805,724	1,283,244	1,640,479	(8,253,610)	3,828,542	-	18,223,964	-
Redemptions (note 3)	(5,252,274)	(87,149)	(5,386,545)	(10,823,914)	(71,188)	-	(1,136,626)	-
Annuity benefits	(17,314)	(77)	(31,941)	(39,774)	-	-	(897)	-
Contract maintenance charges (note 2)	(1,186)	(3)	(978)	(1,163)	(3)	-	(159)	-
Contingent deferred sales charges (note 2)	(12,920)	(1,610)	(15,287)	(27,783)	-	-	(2,269)	-
Adjustments to maintain reserves	(15,158)	(103)	(2,584)	1,041	(552)	-	(2,127)	-

Net equity transactions	83,352,761	1,205,026	(3,037,490)	(18,000,134)	3,948,324	-	17,466,273	-

Net change in contract owners’ equity	98,719,483	875,390	421,951	(24,099,150)	3,876,841	-	17,868,773	-
Contract owners’ equity beginning of period	875,390	-	29,122,245	53,221,395	-	-	-	-

Contract owners’ equity end of period	$99,594,873	875,390	29,544,196	29,122,245	3,876,841	-	17,868,773	-

CHANGES IN UNITS:
Beginning units	155,589	-	3,139,734	4,927,107	-	-	-	-
Units purchased	16,533,236	263,541	1,798,215	2,400,115	402,169	-	1,925,296	-
Units redeemed	(3,036,825)	(107,952)	(2,093,813)	(4,187,488)	(46,110)	-	(302,866)	-

Ending units	13,652,000	155,589	2,844,136	3,139,734	356,059	-	1,622,430	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVB		AVBV2		AVCA		AVCA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,247	13,761	(45,701)	(76,813)	(473)	(1,795)	(15,357)	(26,594)
Realized gain (loss) on investments	(35,375)	25,860	(2,494,621)	(505,362)	(3,163)	3,079	(653,222)	(35,588)
Change in unrealized gain (loss) on investments	84,838	(244,254)	4,135,944	(4,720,063)	18,958	(78,127)	847,275	(806,991)
Reinvested capital gains	-	-	-	1,178,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,710	(204,633)	1,595,622	(4,123,853)	15,322	(76,843)	178,696	(869,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,436	3,722	39,197	65,847	809	1,824	29,481	28,648
Transfers between funds	64,468	(24,676)	(4,727,337)	(160,799)	2,984	(18,051)	49,890	281,795
Redemptions (note 3)	(81,231)	(63,985)	(589,656)	(811,752)	(2,691)	(11,799)	(115,412)	(395,515)
Annuity benefits	-	-	(7,864)	(18,850)	-	-	(6,353)	(10,188)
Contract maintenance charges (note 2)	-	-	(16)	(35)	-	-	(12)	(11)
Contingent deferred sales charges (note 2)	(143)	(37)	(3,631)	(5,607)	-	(297)	(133)	(1,332)
Adjustments to maintain reserves	(33)	(32)	1,550	722	18	(14)	(102)	(101)

Net equity transactions	(15,503)	(85,008)	(5,287,757)	(930,474)	1,120	(28,337)	(42,641)	(96,704)

Net change in contract owners’ equity	45,207	(289,641)	(3,692,135)	(5,054,327)	16,442	(105,180)	136,055	(965,877)
Contract owners’ equity beginning of period	302,629	592,270	3,773,176	8,827,503	85,201	190,381	1,089,134	2,055,011

Contract owners’ equity end of period	$347,836	302,629	81,041	3,773,176	101,643	85,201	1,225,189	1,089,134

CHANGES IN UNITS:
Beginning units	43,568	51,932	642,858	689,206	11,674	14,793	153,590	161,870
Units purchased	9,801	4,343	1,589,336	506,128	1,547	564	310,558	72,713
Units redeemed	(15,638)	(12,707)	(2,223,572)	(552,476)	(1,551)	(3,683)	(316,598)	(80,993)

Ending units	37,731	43,568	8,622	642,858	11,670	11,674	147,550	153,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCD2		AVGI		AVCE2		IVHS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,555)	(30,464)	3,062	1,749	(4,892)	4,059	(640)	(773)
Realized gain (loss) on investments	(1,059,596)	(769,547)	(15,695)	7,638	(130,015)	5,077	(15,792)	3,142
Change in unrealized gain (loss) on investments	1,561,643	(916,556)	96,347	(179,854)	378,687	(523,309)	37,517	(43,543)
Reinvested capital gains	-	274,055	-	-	-	-	-	20,469

Net increase (decrease) in contract owners’ equity resulting from operations	483,492	(1,442,512)	83,714	(170,467)	243,780	(514,173)	21,085	(20,705)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,343	26,961	932	1,761	46,151	10,252	47,700	24,077
Transfers between funds	375,153	(903,208)	159,540	13,331	(22,976)	260,202	1,223	21,980
Redemptions (note 3)	(252,991)	(604,173)	(47,950)	(171,051)	(416,537)	(195,178)	(31,969)	(18,183)
Annuity benefits	(5,588)	(9,283)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(37)	(45)	-	-	-	-	-	(30)
Contingent deferred sales charges (note 2)	(809)	(4,106)	(444)	(302)	(701)	(1,656)	(143)	(61)
Adjustments to maintain reserves	(61)	121	(35)	(9)	(27)	(13)	(35)	13

Net equity transactions	134,010	(1,493,733)	112,043	(156,270)	(394,090)	73,607	16,776	27,796

Net change in contract owners’ equity	617,502	(2,936,245)	195,757	(326,737)	(150,310)	(440,566)	37,861	7,091
Contract owners’ equity beginning of period	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260	79,955	72,864

Contract owners’ equity end of period	$1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694	117,816	79,955

CHANGES IN UNITS:
Beginning units	194,563	344,231	31,402	45,118	161,347	148,885	9,622	6,191
Units purchased	152,938	82,765	31,214	1,257	31,251	39,735	4,846	6,812
Units redeemed	(138,625)	(232,433)	(21,600)	(14,973)	(79,496)	(27,273)	(3,233)	(3,381)

Ending units	208,876	194,563	41,016	31,402	113,102	161,347	11,235	9,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	IVRE		AVLCG		ALVGIB		ALVPGB
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,797)	14,469	(1,630)	(5,607)	26,461	(1,071)	(30,964)	(43,769)
Realized gain (loss) on investments	(99,902)	(90,881)	(83,289)	12,899	(146,518)	(96,205)	(15,601)	122,960
Change in unrealized gain (loss) on investments	183,658	(126,275)	105,784	(210,842)	378,153	(1,648,837)	552,953	(1,292,206)
Reinvested capital gains	-	28,017	-	-	-	449,753	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,959	(174,670)	20,865	(203,550)	258,096	(1,296,360)	506,388	(1,213,015)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,079	50,179	1,838	3,788	9,203	25,292	6,637	23,795
Transfers between funds	57,318	(86,469)	(260,904)	(1,012)	(21,351)	(164,505)	42,661	(164,093)
Redemptions (note 3)	(92,839)	(71,123)	(75,750)	(26,703)	(146,232)	(376,657)	(178,233)	(243,246)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(126)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(504)	(451)	-	(1)	(734)	(5,488)	(1,276)	(930)
Adjustments to maintain reserves	129	(174)	5	(52)	(85)	157	(45)	(48)

Net equity transactions	17,183	(108,164)	(334,811)	(23,980)	(159,199)	(521,201)	(130,256)	(384,522)

Net change in contract owners’ equity	98,142	(282,834)	(313,946)	(227,530)	98,897	(1,817,561)	376,132	(1,597,537)
Contract owners’ equity beginning of period	212,007	494,841	313,946	541,476	1,537,862	3,355,423	1,635,999	3,233,536

Contract owners’ equity end of period	$310,149	212,007	-	313,946	1,636,759	1,537,862	2,012,131	1,635,999

CHANGES IN UNITS:
Beginning units	32,265	41,195	44,214	46,389	193,493	246,507	224,033	261,646
Units purchased	16,035	19,258	291	6,852	7,220	7,022	19,043	15,224
Units redeemed	(12,033)	(28,188)	(44,505)	(9,027)	(26,398)	(60,036)	(38,561)	(52,837)

Ending units	36,267	32,265	-	44,214	174,315	193,493	204,515	224,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVSVB		ACVIG		ACVIG2		ACVIP2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(42,903)	(65,484)	2,551,041	1,121,093	38,509	50	378,940	2,683,385
Realized gain (loss) on investments	(1,672,575)	(559,134)	(4,122,880)	6,439,803	(79,087)	166,996	279,678	(981,742)
Change in unrealized gain (loss) on investments	2,909,210	(2,477,429)	11,595,005	(69,775,284)	260,358	(1,552,658)	5,203,620	(5,011,522)
Reinvested capital gains	185,907	403,989	-	14,770,934	-	321,760	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,379,639	(2,698,058)	10,023,166	(47,443,454)	219,780	(1,063,852)	5,862,238	(3,309,879)

Equity transactions:
Purchase payments received from contract owners (note 3)	441,523	48,530	1,891,827	2,486,899	22,596	24,678	1,535,740	1,304,846
Transfers between funds	2,486,770	2,715,617	(2,980,691)	(9,168,837)	(104,473)	(140,298)	8,913,674	32,904,974
Redemptions (note 3)	(560,153)	(490,608)	(13,774,170)	(25,386,765)	(170,185)	(681,168)	(13,079,376)	(17,463,775)
Annuity benefits	(11,522)	(2,702)	(15,181)	(37,362)	(314)	(414)	(112,563)	(116,264)
Contract maintenance charges (note 2)	(11)	-	(2,284)	(5,308)	-	-	(675)	(642)
Contingent deferred sales charges (note 2)	(4,900)	(3,979)	(30,625)	(59,009)	(1,450)	(7,167)	(29,974)	(41,680)
Adjustments to maintain reserves	(168)	29	(11,862)	1,121	134	3,486	(9,402)	8,144

Net equity transactions	2,351,539	2,266,887	(14,922,986)	(32,169,261)	(253,692)	(800,883)	(2,782,576)	16,595,603

Net change in contract owners’ equity	3,731,178	(431,171)	(4,899,820)	(79,612,715)	(33,912)	(1,864,735)	3,079,662	13,285,724
Contract owners’ equity beginning of period	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145	66,885,431	53,599,707

Contract owners’ equity end of period	$8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

CHANGES IN UNITS:
Beginning units	548,109	301,006	7,348,426	9,788,983	192,829	265,462	5,726,351	4,431,444
Units purchased	1,098,414	659,854	678,235	1,186,624	8,633	16,174	2,759,557	6,736,141
Units redeemed	(931,943)	(412,751)	(2,171,100)	(3,627,181)	(37,818)	(88,807)	(3,006,919)	(5,441,234)

Ending units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$522,401	(136,045)	423,708	(173,150)	217,041	(144,367)	6,786	(4,966)
Realized gain (loss) on investments	(382,532)	5,436,477	(4,188,834)	6,830,732	(2,746,240)	(3,260,035)	(17,351)	(8,381)
Change in unrealized gain (loss) on investments	5,793,211	(45,224,268)	8,574,650	(41,306,793)	3,868,246	(1,609,587)	95,962	(82,441)
Reinvested capital gains	-	6,207,427	-	5,399,322	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,933,080	(33,716,409)	4,809,524	(29,249,889)	1,339,047	(5,013,989)	85,397	(95,788)

Equity transactions:
Purchase payments received from contract owners (note 3)	347,839	418,055	605,607	1,548,619	270,822	428,864	66,866	32,168
Transfers between funds	(37,065,738)	(4,302,270)	(33,156,089)	(6,080,151)	145,612	4,827,439	(6)	(4,495)
Redemptions (note 3)	(3,132,269)	(13,754,018)	(2,786,638)	(9,422,672)	(1,392,453)	(2,530,068)	(9,350)	(10,082)
Annuity benefits	(10,067)	(20,432)	(833)	(3,878)	-	-	(26,335)	(28,075)
Contract maintenance charges (note 2)	(470)	(2,258)	(570)	(847)	(446)	(495)	-	(20)
Contingent deferred sales charges (note 2)	(3,720)	(12,179)	(9,158)	(35,610)	(3,224)	(7,328)	(74)	(137)
Adjustments to maintain reserves	(1,169)	2,319	(2,327)	169	(7,042)	(359)	72	60

Net equity transactions	(39,865,594)	(17,670,783)	(35,350,008)	(13,994,370)	(986,731)	2,718,053	31,173	(10,581)

Net change in contract owners’ equity	(33,932,514)	(51,387,192)	(30,540,484)	(43,244,259)	352,316	(2,295,936)	116,570	(106,369)
Contract owners’ equity beginning of period	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130	309,671	416,040

Contract owners’ equity end of period	$1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

CHANGES IN UNITS:
Beginning units	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247	32,785	32,641
Units purchased	32,933	268,574	306,073	708,348	939,514	2,670,828	6,339	4,524
Units redeemed	(3,244,122)	(1,383,716)	(3,389,838)	(1,682,872)	(1,188,073)	(2,521,521)	(3,604)	(4,380)

Ending units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVU2		ACVV		ACVV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(19,883)	(94,521)	(8,561)	(25,716)	8,182,037	3,818,200	146,653	33,625
Realized gain (loss) on investments	(3,220,488)	(74,475)	(409,142)	11,343	(39,690,837)	(15,635,052)	(742,671)	(225,933)
Change in unrealized gain (loss) on investments	3,911,438	(5,487,492)	545,505	(963,949)	58,222,005	(110,623,679)	1,224,611	(2,455,562)
Reinvested capital gains	-	1,367,195	-	228,647	-	37,750,498	-	791,520

Net increase (decrease) in contract owners’ equity resulting from operations	671,067	(4,289,293)	127,802	(749,675)	26,713,205	(84,690,033)	628,593	(1,856,350)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,858	146,501	3,285	475	3,751,980	5,654,385	101,622	44,481
Transfers between funds	(4,682,652)	(7,319,017)	(1,072,342)	30,087	(16,858,472)	(31,590,460)	(78,197)	(512,992)
Redemptions (note 3)	(571,535)	(1,476,252)	(35,064)	(111,126)	(32,061,575)	(56,632,902)	(755,109)	(783,216)
Annuity benefits	(5,164)	(11,579)	-	-	(67,839)	(92,165)	-	-
Contract maintenance charges (note 2)	(216)	(391)	-	-	(5,064)	(6,685)	-	-
Contingent deferred sales charges (note 2)	(2,402)	(7,088)	(346)	(1,187)	(82,221)	(196,269)	(3,261)	(6,538)
Adjustments to maintain reserves	(208)	52	(27)	(9)	(52,433)	58,530	(136)	(61)

Net equity transactions	(5,220,319)	(8,667,774)	(1,104,494)	(81,760)	(45,375,624)	(82,805,566)	(735,081)	(1,258,326)

Net change in contract owners’ equity	(4,549,252)	(12,957,067)	(976,692)	(831,435)	(18,662,419)	(167,495,599)	(106,488)	(3,114,676)
Contract owners’ equity beginning of period	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195	4,213,977	7,328,653

Contract owners’ equity end of period	$27,967	4,577,219	-	976,692	179,261,177	197,923,596	4,107,489	4,213,977

CHANGES IN UNITS:
Beginning units	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238	431,804	539,862
Units purchased	67,042	163,229	4,484	9,790	1,681,592	3,612,681	36,112	22,033
Units redeemed	(688,612)	(940,311)	(148,145)	(18,540)	(4,949,120)	(8,258,848)	(109,880)	(130,091)

Ending units	3,041	624,611	-	143,661	10,383,543	13,651,071	358,036	431,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVVS1		ACVVS2		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(37,079)	(185,543)	(2,669)	(7,165)	326,799	(125,641)	3,106,179	4,686,447
Realized gain (loss) on investments	(4,259,450)	(4,643,783)	(220,605)	(1,703)	(13,196,435)	(7,963,777)	(6,831,586)	10,838,931
Change in unrealized gain (loss) on investments	4,669,213	(6,940,815)	245,455	(277,587)	12,778,447	(12,699,776)	54,567,717	(242,978,746)
Reinvested capital gains	-	937,197	-	22,132	4,079,322	5,358,539	20,763,529	-

Net increase (decrease) in contract owners’ equity resulting from operations	372,684	(10,832,944)	22,181	(264,323)	3,988,133	(15,430,655)	71,605,839	(227,453,368)

Equity transactions:
Purchase payments received from contract owners (note 3)	91,638	426,825	-	77,541	444,988	835,527	11,940,758	13,522,878
Transfers between funds	(5,906,629)	(12,293,933)	(278,393)	42,087	(2,597,247)	8,349,445	(10,061,543)	(31,240,208)
Redemptions (note 3)	(597,268)	(2,732,253)	(4,993)	(9,641)	(3,076,052)	(5,875,077)	(54,297,090)	(109,927,248)
Annuity benefits	-	-	(13,204)	(31,736)	(37,157)	(40,073)	(144,647)	(182,766)
Contract maintenance charges (note 2)	(163)	(377)	-	(5)	(1,450)	(1,630)	(11,452)	(31,323)
Contingent deferred sales charges (note 2)	(4,263)	(10,015)	-	-	(14,586)	(30,024)	(128,538)	(285,265)
Adjustments to maintain reserves	(17,322)	(167)	66	(77)	(1,301)	(1,641)	(18,780)	3,798

Net equity transactions	(6,434,007)	(14,609,920)	(296,524)	78,169	(5,282,805)	3,236,527	(52,721,292)	(128,140,134)

Net change in contract owners’ equity	(6,061,323)	(25,442,864)	(274,343)	(186,154)	(1,294,672)	(12,194,128)	18,884,547	(355,593,502)
Contract owners’ equity beginning of period	6,061,323	31,504,187	274,343	460,497	30,104,881	42,299,009	335,193,302	690,786,804

Contract owners’ equity end of period	$-	6,061,323	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302

CHANGES IN UNITS:
Beginning units	889,566	2,287,313	32,734	27,543	2,956,423	2,832,247	34,537,124	44,544,149
Units purchased	88,029	2,378,316	-	8,329	1,396,910	2,592,774	4,662,547	6,241,546
Units redeemed	(977,595)	(3,776,063)	(32,734)	(3,138)	(2,076,392)	(2,468,598)	(10,155,269)	(16,248,571)

Ending units	-	889,566	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DSRGS		DCAP		DCAPS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(40,764)	(183,729)	(1,180)	(2,011)	841,126	768,441	14,969	(3,310)
Realized gain (loss) on investments	340,147	4,790,454	(10)	3,657	(3,114,475)	2,752,566	(142,826)	104,282
Change in unrealized gain (loss) on investments	11,413,547	(28,592,087)	30,275	(61,769)	8,565,347	(37,321,094)	254,207	(1,329,441)
Reinvested capital gains	-	-	-	-	4,248,521	6,302,421	159,016	217,910

Net increase (decrease) in contract owners’ equity resulting from operations	11,712,930	(23,985,362)	29,085	(60,123)	10,540,519	(27,497,666)	285,366	(1,010,559)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,331,393	2,770,730	-	(22)	1,513,681	1,791,713	43,397	5,186
Transfers between funds	(1,720,918)	(3,785,906)	(554)	(15,780)	(3,135,812)	(3,207,647)	(366,182)	(156,286)
Redemptions (note 3)	(6,699,361)	(13,483,880)	(11,097)	(27,013)	(9,343,972)	(15,870,228)	(278,198)	(251,424)
Annuity benefits	(4,984)	(7,245)	-	-	(34,187)	(74,965)	-	-
Contract maintenance charges (note 2)	(3,926)	(11,814)	-	-	(1,631)	(4,389)	-	-
Contingent deferred sales charges (note 2)	(27,806)	(30,609)	-	(377)	(22,730)	(35,531)	(985)	(2,996)
Adjustments to maintain reserves	(2,672)	(2,257)	(29)	(5)	(4,931)	3,057	(86)	(74)

Net equity transactions	(6,128,274)	(14,550,981)	(11,680)	(43,197)	(11,029,582)	(17,397,990)	(602,054)	(405,594)

Net change in contract owners’ equity	5,584,656	(38,536,343)	17,405	(103,320)	(489,063)	(44,895,656)	(316,688)	(1,416,153)
Contract owners’ equity beginning of period	40,224,179	78,760,522	96,608	199,928	58,929,821	103,825,477	2,082,345	3,498,498

Contract owners’ equity end of period	$45,808,835	40,224,179	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345

CHANGES IN UNITS:
Beginning units	5,103,159	6,507,082	13,576	18,076	5,283,363	6,500,979	243,047	281,395
Units purchased	257,714	967,636	-	46	731,917	1,453,038	16,642	7,364
Units redeemed	(970,456)	(2,371,559)	(1,323)	(4,546)	(1,708,838)	(2,670,654)	(88,787)	(45,712)

Ending units	4,390,417	5,103,159	12,253	13,576	4,306,442	5,283,363	170,902	243,047

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSC		DVIV		FCA2S		FALFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$503	(1,584)	6,977	5,258	(6,636)	(16,327)	577	(1,611)
Realized gain (loss) on investments	(10,035)	(3,156)	(1,733)	21,101	16,943	57,582	(59,811)	(62,252)
Change in unrealized gain (loss) on investments	40,653	(108,755)	62,504	(270,718)	45,309	(362,868)	77,495	(168,143)
Reinvested capital gains	-	20,497	-	77,762	-	19,715	-	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	31,121	(92,998)	67,748	(166,597)	55,616	(301,898)	18,261	(142,264)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,659	3,137	-	-	1,728	12,600	165	694
Transfers between funds	4,345	(231,987)	-	(92,223)	(21,677)	(59,572)	(32,306)	(121,245)
Redemptions (note 3)	(2,958)	(8,151)	(46,316)	(12,026)	(83,210)	(106,954)	(605)	(23,583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(122)	(28)	(199)	(166)	(1,596)	-	(112)
Adjustments to maintain reserves	(1)	(41)	(57)	2	(22)	(85)	(21)	(2)

Net equity transactions	3,043	(237,164)	(46,401)	(104,446)	(103,347)	(155,607)	(32,767)	(144,248)

Net change in contract owners’ equity	34,164	(330,162)	21,347	(271,043)	(47,731)	(457,505)	(14,506)	(286,512)
Contract owners’ equity beginning of period	123,595	453,757	235,670	506,713	612,911	1,070,416	201,610	488,122

Contract owners’ equity end of period	$157,759	123,595	257,017	235,670	565,180	612,911	187,104	201,610

CHANGES IN UNITS:
Beginning units	17,445	42,914	20,031	26,630	70,121	84,547	27,949	43,489
Units purchased	1,660	630	-	-	2,667	1,835	122	1,567
Units redeemed	(1,232)	(26,099)	(3,167)	(6,599)	(14,505)	(16,261)	(4,862)	(17,107)

Ending units	17,873	17,445	16,864	20,031	58,283	70,121	23,209	27,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIBS		FVMOS		FQB		FQBS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$294,877	304,658	42,765	27,929	8,644,914	8,691,466	291,955	237,078
Realized gain (loss) on investments	(251,671)	(306,216)	63,058	(492,075)	(4,351,727)	(6,085,171)	(239,255)	(184,414)
Change in unrealized gain (loss) on investments	1,273,309	(1,125,283)	(100,637)	10,775	22,969,480	(19,282,293)	1,024,685	(744,969)
Reinvested capital gains	-	-	106,126	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,316,515	(1,126,841)	111,312	(453,371)	27,262,667	(16,675,998)	1,077,385	(692,305)

Equity transactions:
Purchase payments received from contract owners (note 3)	88,043	162,916	113,149	81,430	2,949,375	3,948,044	142,829	122,715
Transfers between funds	(25,340)	(441,166)	(287,918)	4,875,506	(3,406,293)	(15,349,255)	148,611	(524,514)
Redemptions (note 3)	(497,383)	(499,554)	(1,474,215)	(1,097,378)	(31,639,160)	(46,276,545)	(1,073,039)	(999,123)
Annuity benefits	(155)	(158)	-	-	(79,357)	(100,308)	(649)	(656)
Contract maintenance charges (note 2)	-	-	(73)	(34)	(2,117)	(2,325)	-	-
Contingent deferred sales charges (note 2)	(3,013)	(4,887)	(2,283)	(8,545)	(63,963)	(165,236)	(6,581)	(11,202)
Adjustments to maintain reserves	(346)	153	(131)	(717)	1,484	(9,312)	(209)	2,401

Net equity transactions	(438,194)	(782,696)	(1,651,471)	3,850,262	(32,240,031)	(57,954,937)	(789,038)	(1,410,379)

Net change in contract owners’ equity	878,321	(1,909,537)	(1,540,159)	3,396,891	(4,977,364)	(74,630,935)	288,347	(2,102,684)
Contract owners’ equity beginning of period	2,717,840	4,627,377	4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010

Contract owners’ equity end of period	$3,596,161	2,717,840	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326

CHANGES IN UNITS:
Beginning units	273,394	339,327	469,126	121,945	12,428,184	16,768,928	606,570	733,237
Units purchased	41,843	108,880	687,721	1,281,853	2,509,896	4,366,048	95,819	46,338
Units redeemed	(72,803)	(174,813)	(844,604)	(934,672)	(4,842,641)	(8,706,792)	(164,212)	(173,005)

Ending units	242,434	273,394	312,243	469,126	10,095,439	12,428,184	538,177	606,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FC2		FVSS2		FCS		FNRS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(69,922)	(169,945)	(16,308)	(25,170)	449,126	(2,093,641)	(207,409)	(533,285)
Realized gain (loss) on investments	(367,177)	524,483	(423,541)	(254,427)	(9,349,615)	17,813,085	(8,994,144)	(2,589,591)
Change in unrealized gain (loss) on investments	3,402,497	(9,186,346)	918,885	(1,338,765)	112,944,656	(342,025,884)	17,283,512	(27,519,089)
Reinvested capital gains	2,859	482,988	-	426,394	95,326	18,511,927	-	1,407,632

Net increase (decrease) in contract owners’ equity resulting from operations	2,968,257	(8,348,820)	479,036	(1,191,968)	104,139,493	(307,794,513)	8,081,959	(29,234,333)

Equity transactions:
Purchase payments received from contract owners (note 3)	134,795	65,285	34,220	5,602	7,557,503	13,166,368	608,783	1,399,448
Transfers between funds	(279,751)	(632,630)	(121,310)	(261,324)	(16,322,870)	(49,376,712)	428,099	8,143,964
Redemptions (note 3)	(1,066,233)	(2,029,992)	(187,669)	(178,582)	(56,833,341)	(116,263,512)	(3,060,662)	(7,460,632)
Annuity benefits	(5,075)	(7,115)	-	-	(231,824)	(362,496)	(9,619)	(29,084)
Contract maintenance charges (note 2)	-	-	-	-	(13,111)	(25,000)	(1,232)	(1,185)
Contingent deferred sales charges (note 2)	(7,089)	(23,673)	(1,593)	(1,796)	(141,459)	(354,218)	(12,136)	(29,743)
Adjustments to maintain reserves	(110)	37	(68)	(13)	495	23,573	(1,163)	2,194

Net equity transactions	(1,223,463)	(2,628,088)	(276,420)	(436,113)	(65,984,607)	(153,191,997)	(2,047,930)	2,024,962

Net change in contract owners’ equity	1,744,794	(10,976,908)	202,616	(1,628,081)	38,154,886	(460,986,510)	6,034,029	(27,209,371)
Contract owners’ equity beginning of period	9,825,333	20,802,241	1,006,487	2,634,568	354,689,011	815,675,521	20,188,381	47,397,752

Contract owners’ equity end of period	$11,570,127	9,825,333	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381

CHANGES IN UNITS:
Beginning units	983,215	1,171,503	137,880	172,687	25,997,531	34,126,179	3,165,031	3,230,157
Units purchased	47,702	56,044	14,581	4,664	2,629,810	4,747,398	1,806,123	3,983,629
Units redeemed	(159,409)	(244,332)	(45,040)	(39,471)	(7,246,469)	(12,876,046)	(2,088,331)	(4,048,755)

Ending units	871,508	983,215	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FEI2		FF10S		FF10S2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,518,653	4,212,550	12,658	29,913	203,459	159,464	612	381
Realized gain (loss) on investments	(21,060,117)	(3,024,534)	(676,225)	187,703	(1,238,428)	(893,044)	(1,391)	617
Change in unrealized gain (loss) on investments	82,099,875	(236,726,233)	2,316,109	(6,308,647)	2,605,255	(2,834,252)	4,898	(9,661)
Reinvested capital gains	-	514,978	-	12,641	66,383	397,980	186	1,188

Net increase (decrease) in contract owners’ equity resulting from operations	63,558,411	(235,023,239)	1,652,542	(6,078,390)	1,636,669	(3,169,852)	4,305	(7,475)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,703,525	8,640,362	54,387	100,407	129,372	137,029	5,325	13,472
Transfers between funds	(11,638,804)	(43,293,206)	(334,236)	(588,782)	16,418	5,538,244	-	(10,109)
Redemptions (note 3)	(45,284,274)	(100,584,300)	(870,048)	(1,556,124)	(1,512,357)	(2,752,654)	(3,552)	(4,362)
Annuity benefits	(128,796)	(185,994)	-	-	(3,025)	(3,588)	(2,514)	(3,516)
Contract maintenance charges (note 2)	(5,514)	(9,106)	-	-	(112)	(112)	-	(1)
Contingent deferred sales charges (note 2)	(105,757)	(259,592)	(6,326)	(18,948)	(1,212)	(9,257)	-	-
Adjustments to maintain reserves	(6,861)	23,002	(257)	(58)	(193)	(128)	(7)	259

Net equity transactions	(51,466,481)	(135,668,834)	(1,156,480)	(2,063,505)	(1,371,109)	2,909,534	(748)	(4,257)

Net change in contract owners’ equity	12,091,930	(370,692,073)	496,062	(8,141,895)	265,560	(260,318)	3,557	(11,732)
Contract owners’ equity beginning of period	267,087,287	637,779,360	7,081,339	15,223,234	8,055,568	8,315,886	22,292	34,024

Contract owners’ equity end of period	$279,179,217	267,087,287	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292

CHANGES IN UNITS:
Beginning units	26,543,981	36,071,966	912,834	1,101,407	949,001	717,498	2,431	2,743
Units purchased	2,748,863	4,868,023	39,013	66,399	368,621	863,436	516	1,204
Units redeemed	(7,825,027)	(14,396,008)	(185,419)	(254,972)	(511,725)	(631,933)	(620)	(1,516)

Ending units	21,467,817	26,543,981	766,428	912,834	805,897	949,001	2,327	2,431

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF20S		FF20S2		FF30S		FF30S2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$130,120	93,653	2,435	1,031	31,760	34,343	1,590	2,317
Realized gain (loss) on investments	(1,193,894)	(432,585)	(3,843)	(474)	(657,992)	(152,920)	(28,930)	(27,824)
Change in unrealized gain (loss) on investments	2,282,203	(2,482,108)	27,269	(33,780)	1,311,464	(1,629,441)	107,454	(190,095)
Reinvested capital gains	72,898	358,206	1,260	3,596	37,534	228,388	4,464	26,641

Net increase (decrease) in contract owners’ equity resulting from operations	1,291,327	(2,462,834)	27,121	(29,627)	722,766	(1,519,630)	84,578	(188,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	555,955	345,824	58,655	64,998	412,910	574,791	18,750	-
Transfers between funds	1,171,251	2,234,200	-	-	296,988	(78,431)	-	184,744
Redemptions (note 3)	(1,778,574)	(1,508,109)	(3,330)	(1,914)	(480,995)	(226,412)	(15,312)	(54,174)
Annuity benefits	(6,127)	(7,756)	(6,111)	(6,148)	-	-	(20,830)	(27,673)
Contract maintenance charges (note 2)	(1,013)	(629)	-	(2)	(1,831)	(887)	-	(5)
Contingent deferred sales charges (note 2)	(8,648)	(7,089)	-	-	(8,861)	(3,201)	-	-
Adjustments to maintain reserves	(237)	(105)	39	540	(134)	(59)	47	1,232

Net equity transactions	(67,393)	1,056,336	49,253	57,474	218,077	265,801	(17,345)	104,124

Net change in contract owners’ equity	1,223,934	(1,406,498)	76,374	27,847	940,843	(1,253,829)	67,233	(84,837)
Contract owners’ equity beginning of period	5,227,509	6,634,007	71,695	43,848	2,371,508	3,625,337	292,303	377,140

Contract owners’ equity end of period	$6,451,443	5,227,509	148,069	71,695	3,312,351	2,371,508	359,536	292,303

CHANGES IN UNITS:
Beginning units	670,911	561,279	8,292	3,382	329,992	301,314	35,261	27,932
Units purchased	334,671	504,980	6,477	5,622	168,081	168,857	2,373	16,127
Units redeemed	(345,199)	(395,348)	(1,044)	(712)	(140,674)	(140,179)	(4,070)	(8,798)

Ending units	660,383	670,911	13,725	8,292	357,399	329,992	33,564	35,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGOS		FGS		FG2		FHIS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(142,042)	(291,007)	(1,248,715)	(1,441,040)	(46,062)	(62,627)	3,915,354	5,570,251
Realized gain (loss) on investments	(1,283,016)	1,561,148	1,146,420	19,074,895	(17,209)	325,393	(6,426,537)	(5,039,902)
Change in unrealized gain (loss) on investments	9,078,300	(28,851,921)	37,767,384	(188,540,707)	699,170	(3,061,729)	24,264,875	(23,551,722)
Reinvested capital gains	-	-	135,846	-	2,341	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,653,242	(27,581,780)	37,800,935	(170,906,852)	638,240	(2,798,963)	21,753,692	(23,021,373)

Equity transactions:
Purchase payments received from contract owners (note 3)	607,535	859,080	4,923,811	6,532,243	42,834	15,524	405,054	327,535
Transfers between funds	(430,007)	(884,140)	(7,586,619)	(32,372,231)	(118,867)	358,839	(4,295,463)	(13,012,388)
Redemptions (note 3)	(3,500,957)	(8,708,883)	(27,523,069)	(67,408,379)	(484,433)	(641,298)	(11,651,175)	(22,341,873)
Annuity benefits	(610)	(2,789)	(66,999)	(124,996)	-	-	(30,048)	(38,660)
Contract maintenance charges (note 2)	(392)	(1,255)	(8,961)	(16,062)	-	-	(933)	(2,073)
Contingent deferred sales charges (note 2)	(7,078)	(13,083)	(63,986)	(157,310)	(2,063)	(10,663)	(18,388)	(41,792)
Adjustments to maintain reserves	(1,480)	45	(39,191)	(3,613)	(85)	(32)	(2,732)	857

Net equity transactions	(3,332,989)	(8,751,025)	(30,365,014)	(93,550,348)	(562,614)	(277,630)	(15,593,685)	(35,108,394)

Net change in contract owners’ equity	4,320,253	(36,332,805)	7,435,921	(264,457,200)	75,626	(3,076,593)	6,160,007	(58,129,767)
Contract owners’ equity beginning of period	19,212,604	55,545,409	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

Contract owners’ equity end of period	$23,532,857	19,212,604	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167

CHANGES IN UNITS:
Beginning units	3,325,249	4,293,709	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891
Units purchased	283,300	1,068,057	1,596,266	3,363,809	19,031	66,431	280,336	879,789
Units redeemed	(784,860)	(2,036,517)	(5,008,209)	(10,420,406)	(96,073)	(97,864)	(1,866,647)	(4,247,088)

Ending units	2,823,689	3,325,249	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHISR		FIGBS		FMCS		FMC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,705,280	1,627,213	4,988,563	1,960,251	(150,203)	(321,442)	(115,031)	(196,933)
Realized gain (loss) on investments	(2,907,003)	(3,985,547)	92,206	(776,301)	(3,751,495)	(3,994,033)	(266,661)	772,748
Change in unrealized gain (loss) on investments	12,952,030	(3,827,678)	3,537,944	(4,238,529)	13,063,566	(19,917,178)	2,947,511	(8,622,741)
Reinvested capital gains	-	-	280,887	53,666	166,121	5,975,426	41,280	2,176,437

Net increase (decrease) in contract owners’ equity resulting from operations	12,750,307	(6,186,012)	8,899,600	(3,000,913)	9,327,989	(18,257,227)	2,607,099	(5,870,489)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,481,323	1,196,954	1,239,489	1,490,364	714,233	1,425,458	213,947	141,450
Transfers between funds	13,592,533	5,472,674	26,837,411	5,196,393	6,761,487	4,330,878	(594,628)	(865,828)
Redemptions (note 3)	(8,605,629)	(6,203,185)	(12,122,959)	(15,296,977)	(4,806,391)	(6,463,959)	(991,418)	(1,326,949)
Annuity benefits	-	-	(89,688)	(114,537)	(247)	(223)	(82,092)	(122,619)
Contract maintenance charges (note 2)	(255)	(227)	(2,193)	(1,962)	(1,207)	(1,119)	-	(48)
Contingent deferred sales charges (note 2)	(18,567)	(18,174)	(23,763)	(50,881)	(17,890)	(29,125)	(4,752)	(17,224)
Adjustments to maintain reserves	13,542	(292)	(2,203)	5,414	(1,012)	999	(135)	3,926

Net equity transactions	6,462,947	447,750	15,836,094	(8,772,186)	2,648,973	(737,091)	(1,459,078)	(2,187,292)

Net change in contract owners’ equity	19,213,254	(5,738,262)	24,735,694	(11,773,099)	11,976,962	(18,994,318)	1,148,021	(8,057,781)
Contract owners’ equity beginning of period	24,447,258	30,185,520	54,834,387	66,607,486	24,920,107	43,914,425	7,852,247	15,910,028

Contract owners’ equity end of period	$43,660,512	24,447,258	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247

CHANGES IN UNITS:
Beginning units	3,359,844	3,077,761	4,984,533	5,743,749	3,606,217	3,720,767	562,586	688,268
Units purchased	5,211,288	5,259,682	4,195,848	2,655,637	1,961,305	2,476,807	27,999	32,714
Units redeemed	(4,358,692)	(4,977,599)	(2,826,573)	(3,414,853)	(1,639,391)	(2,591,357)	(127,224)	(158,396)

Ending units	4,212,440	3,359,844	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOS		FO2R		FOSR		FVSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$192,343	455,400	1,809	21,140	322,873	739,962	(86,123)	(128,980)
Realized gain (loss) on investments	(818,682)	2,615,156	(159,778)	718,588	(2,918,825)	2,547,449	(10,648,667)	(4,292,902)
Change in unrealized gain (loss) on investments	5,401,185	(28,627,790)	1,198,551	(6,814,774)	10,854,503	(52,561,281)	16,182,156	(13,916,186)
Reinvested capital gains	69,697	4,945,362	16,122	1,139,337	126,166	9,580,938	-	5,056,892

Net increase (decrease) in contract owners’ equity resulting from operations	4,844,543	(20,611,872)	1,056,704	(4,935,709)	8,384,717	(39,692,932)	5,447,366	(13,281,176)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,780	187,048	16,923	39,091	976,482	1,681,227	564,622	500,371
Transfers between funds	(1,372,725)	(1,336,215)	(269,050)	(390,493)	(2,322,278)	(7,164,512)	1,576,674	(4,396,007)
Redemptions (note 3)	(3,143,138)	(8,074,947)	(605,831)	(977,083)	(6,663,567)	(13,862,852)	(2,292,687)	(4,139,516)
Annuity benefits	(9,857)	(18,208)	(141)	(196)	(45,500)	(56,302)	(12,462)	(22,982)
Contract maintenance charges (note 2)	(150)	(770)	-	-	(1,332)	(1,550)	(674)	(763)
Contingent deferred sales charges (note 2)	(2,911)	(9,197)	(3,045)	(9,300)	(24,426)	(62,610)	(6,887)	(21,438)
Adjustments to maintain reserves	(571)	2,275	99	1,964	(844)	2,596	(833)	3,619

Net equity transactions	(4,400,572)	(9,250,014)	(861,045)	(1,336,017)	(8,081,465)	(19,464,003)	(172,247)	(8,076,716)

Net change in contract owners’ equity	443,971	(29,861,886)	195,659	(6,271,726)	303,252	(59,156,935)	5,275,119	(21,357,892)
Contract owners’ equity beginning of period	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669	10,800,856	32,158,748

Contract owners’ equity end of period	$23,385,449	22,941,478	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856

CHANGES IN UNITS:
Beginning units	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023	1,388,196	1,995,932
Units purchased	31,386	213,270	21,782	53,817	617,845	1,017,722	1,312,113	358,554
Units redeemed	(416,746)	(790,445)	(103,857)	(164,628)	(1,372,514)	(2,320,593)	(1,372,219)	(966,290)

Ending units	1,697,629	2,082,989	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRD2		FTVSV2		FTVDM3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,716,316	2,347,439	(397)	2,478	57,997	4,042	155,824	185,370
Realized gain (loss) on investments	(3,933,797)	(3,927,872)	(28,427)	6,041	(3,972,025)	(5,763,259)	(3,560,166)	(2,685,224)
Change in unrealized gain (loss) on investments	13,010,258	(17,396,908)	114,005	(292,640)	6,859,070	(3,889,596)	8,512,987	(8,166,063)
Reinvested capital gains	-	1,248,095	-	7,040	625,297	1,492,261	24,970	2,366,707

Net increase (decrease) in contract owners’ equity resulting from operations	11,792,777	(17,729,246)	85,181	(277,081)	3,570,339	(8,156,552)	5,133,615	(8,299,210)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,008,436	1,594,129	(31)	(153)	508,366	605,751	511,146	341,295
Transfers between funds	9,095,924	3,260,697	(19,582)	(63,674)	1,224,615	8,331,848	5,581,512	(8,959,556)
Redemptions (note 3)	(6,127,284)	(13,272,437)	(25,991)	(50,321)	(2,530,556)	(3,090,755)	(1,958,810)	(2,348,529)
Annuity benefits	(66,936)	(72,030)	(48,432)	(70,372)	(31,176)	(41,821)	(17,499)	(22,802)
Contract maintenance charges (note 2)	(560)	(559)	(3)	(45)	(505)	(277)	(254)	(209)
Contingent deferred sales charges (note 2)	(11,631)	(26,997)	(285)	(1,546)	(6,238)	(13,304)	(3,132)	(9,414)
Adjustments to maintain reserves	(815)	2,871	27	4,661	(170)	2,283	(490)	1,273

Net equity transactions	3,897,134	(8,514,326)	(94,297)	(181,450)	(835,664)	5,793,725	4,112,473	(10,997,942)

Net change in contract owners’ equity	15,689,911	(26,243,572)	(9,116)	(458,531)	2,734,675	(2,362,827)	9,246,088	(19,297,152)
Contract owners’ equity beginning of period	34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	5,085,582	24,382,734

Contract owners’ equity end of period	$50,121,963	34,432,052	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582

CHANGES IN UNITS:
Beginning units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	746,789	1,629,698
Units purchased	2,111,337	2,770,029	872	596	1,237,657	3,120,705	1,171,780	564,552
Units redeemed	(1,746,640)	(3,767,993)	(11,776)	(16,560)	(1,365,120)	(2,600,502)	(638,827)	(1,447,461)

Ending units	4,609,866	4,245,169	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF2		TIF3		FTVGI3		FTVFA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,172	674	249,874	210,114	5,589,508	1,231,132	53,698	24,429
Realized gain (loss) on investments	(4,239)	7,706	(5,330,269)	(938,218)	601,497	1,289,935	(75,983)	(112,861)
Change in unrealized gain (loss) on investments	10,892	(48,524)	7,064,420	(7,688,911)	783,873	(1,091,876)	503,967	(96,307)
Reinvested capital gains	2,020	6,350	434,845	1,445,923	-	-	-	28,167

Net increase (decrease) in contract owners’ equity resulting from operations	9,845	(33,794)	2,418,870	(6,971,092)	6,974,878	1,429,191	481,682	(156,572)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	244,047	521,952	870,556	1,292,654	169,135	23,564
Transfers between funds	(19,000)	(9,283)	188,397	4,071,162	7,541,975	14,320,636	1,886,224	1,190,706
Redemptions (note 3)	-	(112)	(1,352,397)	(2,620,193)	(8,487,057)	(7,902,089)	(207,634)	(34,830)
Annuity benefits	(5,216)	(14,470)	(21,559)	(33,129)	(17,624)	(15,726)	(1,535)	-
Contract maintenance charges (note 2)	-	-	(621)	(797)	(595)	(287)	(11)	(1)
Contingent deferred sales charges (note 2)	-	-	(4,179)	(13,459)	(18,059)	(17,849)	(349)	(268)
Adjustments to maintain reserves	402	806	2,839	988	(710)	270	(75)	(8)

Net equity transactions	(23,814)	(23,059)	(943,473)	1,926,524	(111,514)	7,677,609	1,845,755	1,179,163

Net change in contract owners’ equity	(13,969)	(56,853)	1,475,397	(5,044,568)	6,863,364	9,106,800	2,327,437	1,022,591
Contract owners’ equity beginning of period	45,418	102,271	9,661,133	14,705,701	42,251,539	33,144,739	1,022,591	-

Contract owners’ equity end of period	$31,449	45,418	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591

CHANGES IN UNITS:
Beginning units	4,144	5,496	1,248,884	1,094,763	3,465,329	2,850,554	152,212	-
Units purchased	46	64	795,098	925,782	1,834,558	3,628,953	326,533	256,373
Units redeemed	(2,069)	(1,416)	(961,500)	(771,661)	(1,862,390)	(3,014,178)	(86,520)	(104,161)

Ending units	2,121	4,144	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMGP		AMINS		AMCG		AMTP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(255,906)	(402,306)	(11,899)	(82,313)	(441,523)	(1,287,791)	(319,640)	(636,157)
Realized gain (loss) on investments	1,490,078	7,600,226	(915,404)	(2,028,868)	2,438,296	14,345,893	(48,266,083)	(4,953,512)
Change in unrealized gain (loss) on investments	3,597,567	(35,517,706)	1,231,409	(261,229)	5,956,056	(73,525,161)	63,903,225	(66,411,465)
Reinvested capital gains	-	2,150,220	-	91	-	-	48,357	13,838,171

Net increase (decrease) in contract owners’ equity resulting from operations	4,831,739	(26,169,566)	304,106	(2,372,319)	7,952,829	(60,467,059)	15,365,859	(58,162,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	490,119	1,020,657	9,729	313,130	1,009,391	2,212,863	696,391	1,519,919
Transfers between funds	(40,111,750)	(3,114,685)	(1,773,116)	(8,174,807)	(68,841,092)	(11,247,612)	(56,709,043)	(7,231,103)
Redemptions (note 3)	(3,934,940)	(13,026,487)	(133,599)	(1,104,524)	(6,190,490)	(24,788,653)	(4,533,482)	(19,753,050)
Annuity benefits	(4,786)	(11,062)	(754)	(2,028)	(12,786)	(27,946)	(3,301)	(9,649)
Contract maintenance charges (note 2)	(497)	(1,455)	(47)	(438)	(1,290)	(3,812)	(964)	(2,047)
Contingent deferred sales charges (note 2)	(5,912)	(32,324)	(1,003)	(8,612)	(17,860)	(56,717)	(10,313)	(49,624)
Adjustments to maintain reserves	(1,493)	625	(282)	(1,946)	(146,605)	512	3,646	297

Net equity transactions	(43,569,259)	(15,164,731)	(1,899,072)	(8,979,225)	(74,200,732)	(33,911,365)	(60,557,066)	(25,525,257)

Net change in contract owners’ equity	(38,737,520)	(41,334,297)	(1,594,966)	(11,351,544)	(66,247,903)	(94,378,424)	(45,191,207)	(83,688,220)
Contract owners’ equity beginning of period	39,020,339	80,354,636	1,594,966	12,946,510	66,627,966	161,006,390	45,700,168	129,388,388

Contract owners’ equity end of period	$282,819	39,020,339	-	1,594,966	380,063	66,627,966	508,961	45,700,168

CHANGES IN UNITS:
Beginning units	3,174,895	4,032,425	266,109	1,121,173	4,899,483	6,698,477	5,238,503	7,015,661
Units purchased	268,648	746,054	57,193	345,137	270,584	796,262	1,028,680	1,713,452
Units redeemed	(3,418,617)	(1,603,584)	(323,302)	(1,200,201)	(5,142,946)	(2,595,256)	(6,218,154)	(3,490,610)

Ending units	24,926	3,174,895	-	266,109	27,121	4,899,483	49,029	5,238,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVCAFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(20,119)	(12,266)	(17,378)	(23,803)	32,115	(16,865)	(57,958)	(91,399)
Realized gain (loss) on investments	(1,711,142)	(579,464)	(411,072)	(541,687)	(940,646)	227,961	90,471	315,345
Change in unrealized gain (loss) on investments	2,204,244	(1,680,926)	668,003	(463,129)	1,734,978	(3,897,532)	1,112,075	(3,066,026)
Reinvested capital gains	47	8,072	-	51,557	-	382,045	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,030	(2,264,584)	239,553	(977,062)	826,447	(3,304,391)	1,144,588	(2,842,080)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,274	143,591	96,002	9,231	39,954	478,547	30,340	45,363
Transfers between funds	(2,580,828)	(665,957)	392,183	446,549	(192,882)	(9,088,330)	(122,246)	(341,802)
Redemptions (note 3)	(298,953)	(648,629)	(279,741)	(163,646)	(522,286)	(2,387,418)	(521,700)	(449,085)
Annuity benefits	(3,864)	(21,794)	(3,247)	(4,330)	(5,382)	(8,095)	(437)	(571)
Contract maintenance charges (note 2)	(75)	(227)	(17)	(26)	(298)	(952)	-	-
Contingent deferred sales charges (note 2)	(613)	(4,134)	(1,413)	(1,834)	(1,255)	(11,422)	(2,179)	(4,782)
Adjustments to maintain reserves	268	117	(135)	46	(336)	339	(540)	6,090

Net equity transactions	(2,879,791)	(1,197,033)	203,632	285,990	(682,485)	(11,017,331)	(616,762)	(744,787)

Net change in contract owners’ equity	(2,406,761)	(3,461,617)	443,185	(691,072)	143,962	(14,321,722)	527,826	(3,586,867)
Contract owners’ equity beginning of period	2,410,952	5,872,569	1,069,201	1,760,273	3,430,085	17,751,807	3,027,129	6,613,996

Contract owners’ equity end of period	$4,191	2,410,952	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129

CHANGES IN UNITS:
Beginning units	408,423	536,697	150,345	138,132	389,079	1,195,809	441,461	515,617
Units purchased	701,280	168,587	183,747	534,763	70,255	357,286	17,024	25,606
Units redeemed	(1,109,281)	(296,861)	(145,002)	(522,550)	(144,005)	(1,164,016)	(92,203)	(99,762)

Ending units	422	408,423	189,090	150,345	315,329	389,079	366,282	441,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVGS3		OVGS		OVGSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,088,150)	(2,312,922)	1,021,135	594,330	778,031	494,008	5,276	(23,786)
Realized gain (loss) on investments	3,283,907	19,599,369	(4,202,394)	5,280,326	3,057,837	14,101,095	209,682	460,253
Change in unrealized gain (loss) on investments	45,618,716	(140,675,586)	31,249,377	(89,026,528)	15,888,598	(76,182,265)	669,885	(3,067,304)
Reinvested capital gains	-	-	2,040,532	10,452,940	1,477,876	7,978,626	67,718	330,617

Net increase (decrease) in contract owners’ equity resulting from operations	47,814,473	(123,389,139)	30,108,650	(72,698,932)	21,202,342	(53,608,536)	952,561	(2,300,220)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,415,732	5,450,845	2,543,148	4,626,918	304,568	472,201	-	(33)
Transfers between funds	(8,561,844)	(20,775,362)	(6,027,544)	(16,024,052)	(5,094,575)	(13,108,614)	(132,383)	(308,049)
Redemptions (note 3)	(24,301,499)	(48,537,324)	(14,539,441)	(25,564,616)	(10,859,159)	(21,683,275)	(608,367)	(680,342)
Annuity benefits	(94,474)	(161,008)	(45,697)	(55,153)	(34,351)	(58,175)	(2,448)	(3,240)
Contract maintenance charges (note 2)	(5,494)	(9,255)	(3,871)	(4,272)	(750)	(1,503)	-	-
Contingent deferred sales charges (note 2)	(58,902)	(186,629)	(55,738)	(137,186)	(13,450)	(64,599)	(2,804)	(6,120)
Adjustments to maintain reserves	(10,895)	11,727	(3,179)	1,963	(4,794)	24,085	(145)	12

Net equity transactions	(29,617,376)	(64,207,006)	(18,132,322)	(37,156,398)	(15,702,511)	(34,419,880)	(746,147)	(997,772)

Net change in contract owners’ equity	18,197,097	(187,596,145)	11,976,328	(109,855,330)	5,499,831	(88,028,416)	206,414	(3,297,992)
Contract owners’ equity beginning of period	127,810,291	315,406,436	91,896,614	201,751,944	66,164,683	154,193,099	2,984,092	6,282,084

Contract owners’ equity end of period	$146,007,388	127,810,291	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092

CHANGES IN UNITS:
Beginning units	12,747,789	17,017,191	6,681,809	8,674,031	7,350,485	9,761,653	299,786	370,311
Units purchased	1,371,508	2,153,920	883,118	1,430,106	517,075	1,073,574	-	468
Units redeemed	(3,957,767)	(6,423,322)	(2,102,355)	(3,422,328)	(1,968,169)	(3,484,742)	(65,746)	(70,993)

Ending units	10,161,530	12,747,789	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI3		OVHI		OVHIS		OVGI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(17,897)	80,426	(1,622)	53,252	(297)	5,896	982,809	888,401
Realized gain (loss) on investments	(533,695)	(1,182,350)	(123,303)	(187,758)	(11,633)	(5,963)	(915,631)	5,751,651
Change in unrealized gain (loss) on investments	983,470	(606,013)	149,471	(485,159)	17,230	(90,139)	27,014,066	(110,502,352)
Reinvested capital gains	-	-	-	-	-	-	-	13,739,122

Net increase (decrease) in contract owners’ equity resulting from operations	431,878	(1,707,937)	24,546	(619,665)	5,300	(90,206)	27,081,244	(90,123,178)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,767	48,027	-	-	-	-	2,222,999	4,415,785
Transfers between funds	1,933,160	481,048	(19,456)	(386,775)	-	(2,247)	(5,749,670)	(17,806,428)
Redemptions (note 3)	(561,837)	(243,386)	(9,824)	(214,453)	(899)	(2,906)	(19,573,950)	(47,832,085)
Annuity benefits	-	-	-	-	(1,851)	(10,086)	(55,790)	(82,922)
Contract maintenance charges (note 2)	(14)	(18)	(12)	(37)	-	(1)	(3,216)	(5,337)
Contingent deferred sales charges (note 2)	(383)	(1,208)	(97)	(452)	-	-	(60,067)	(135,484)
Adjustments to maintain reserves	(65)	(7,460)	(61)	(74)	24	760	(17,203)	14,057

Net equity transactions	1,404,628	277,003	(29,450)	(601,791)	(2,726)	(14,480)	(23,236,897)	(61,432,414)

Net change in contract owners’ equity	1,836,506	(1,430,934)	(4,904)	(1,221,456)	2,574	(104,686)	3,844,347	(151,555,592)
Contract owners’ equity beginning of period	322,010	1,752,944	128,455	1,349,911	23,306	127,992	120,383,769	271,939,361

Contract owners’ equity end of period	$2,158,516	322,010	123,551	128,455	25,880	23,306	124,228,116	120,383,769

CHANGES IN UNITS:
Beginning units	160,909	182,957	58,162	128,274	9,322	10,820	13,429,592	18,473,644
Units purchased	1,487,261	502,308	3,986	11,358	-	98	1,191,059	2,538,411
Units redeemed	(788,821)	(524,356)	(16,747)	(81,470)	(1,008)	(1,596)	(3,723,246)	(7,582,463)

Ending units	859,349	160,909	45,401	58,162	8,314	9,322	10,897,405	13,429,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGIS		OVSC		OVSCS		OVAG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,261)	(24,043)	(22,325)	(60,813)	(924)	(1,645)	(588,808)	(1,092,629)
Realized gain (loss) on investments	(32,191)	444,822	(1,684,312)	(2,083,901)	(6,232)	(2,631)	(2,298,344)	5,752,427
Change in unrealized gain (loss) on investments	738,143	(3,775,931)	4,800,249	(2,608,008)	53,849	(90,807)	17,451,483	(62,520,126)
Reinvested capital gains	-	445,757	-	529,052	-	9,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,691	(2,909,395)	3,093,612	(4,223,670)	46,693	(86,066)	14,564,331	(57,860,328)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,424	14,913	173,142	332,531	2,190	11,353	2,252,617	3,394,926
Transfers between funds	(132,545)	(1,686,932)	1,019,428	211,367	-	44,261	(2,811,785)	(6,661,217)
Redemptions (note 3)	(353,519)	(897,400)	(1,304,821)	(1,829,940)	(7,254)	(9,463)	(8,256,397)	(21,499,313)
Annuity benefits	-	-	(61)	-	(7,810)	(9,663)	(4,271)	(8,655)
Contract maintenance charges (note 2)	-	-	(533)	(589)	-	(4)	(4,440)	(9,098)
Contingent deferred sales charges (note 2)	(793)	(9,749)	(3,268)	(8,795)	-	-	(31,941)	(61,891)
Adjustments to maintain reserves	(80)	(38)	7,637	(75)	(43)	670	(1,706)	10,659

Net equity transactions	(474,513)	(2,579,206)	(108,476)	(1,295,501)	(12,917)	37,154	(8,857,923)	(24,834,589)

Net change in contract owners’ equity	227,178	(5,488,601)	2,985,136	(5,519,171)	33,776	(48,912)	5,706,408	(82,694,917)
Contract owners’ equity beginning of period	3,018,113	8,506,714	5,836,724	11,355,895	141,006	189,918	53,231,517	135,926,434

Contract owners’ equity end of period	$3,245,291	3,018,113	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517

CHANGES IN UNITS:
Beginning units	391,338	664,432	954,905	1,108,657	15,897	13,112	6,695,313	8,636,413
Units purchased	6,355	8,508	2,808,481	887,546	267	4,421	536,283	1,162,852
Units redeemed	(63,020)	(281,602)	(2,690,293)	(1,041,298)	(1,582)	(1,636)	(1,588,884)	(3,103,952)

Ending units	334,673	391,338	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSBS		PMVRRA		SBLD		SBLJ

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(62,792)	207,884	14,026	15,818	(2,122)	(2,099)	(776)	(643)
Realized gain (loss) on investments	(54,957)	132,649	(19,655)	11,168	(16,029)	1,564	(17,512)	(1,928)
Change in unrealized gain (loss) on investments	702,990	(1,363,229)	87,656	(106,613)	55,934	(94,274)	42,373	(25,537)
Reinvested capital gains	3,096	75,957	28,923	1,088	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	588,337	(946,739)	110,950	(78,539)	37,783	(94,809)	24,085	(28,108)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,774	35,338	121,975	79,283	68,676	74,670	12,437	10,959
Transfers between funds	377,278	83,579	136,621	655,738	32,121	12,940	26,590	17,007
Redemptions (note 3)	(639,066)	(1,477,226)	(260,891)	(241,904)	(92,898)	(17,444)	(9,279)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(139)	-	(73)	-	(15)
Contingent deferred sales charges (note 2)	(4,748)	(13,762)	(1,244)	(290)	(338)	(33)	(16)	-
Adjustments to maintain reserves	(79)	(94)	90	(17,553)	(13)	75	(11)	3

Net equity transactions	(200,841)	(1,372,165)	(3,449)	475,135	7,548	70,135	29,721	27,954

Net change in contract owners’ equity	387,496	(2,318,904)	107,501	396,596	45,331	(24,674)	53,806	(154)
Contract owners’ equity beginning of period	4,170,962	6,489,866	675,187	278,591	166,288	190,962	59,995	60,149

Contract owners’ equity end of period	$4,558,458	4,170,962	782,688	675,187	211,619	166,288	113,801	59,995

CHANGES IN UNITS:
Beginning units	346,353	452,665	66,141	25,083	21,833	15,283	11,088	6,602
Units purchased	71,668	96,556	25,251	120,057	7,595	8,384	9,047	113,712
Units redeemed	(92,686)	(202,868)	(25,867)	(78,999)	(5,947)	(1,834)	(5,358)	(109,226)

Ending units	325,335	346,353	65,525	66,141	23,481	21,833	14,777	11,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLN		SBLO		SBLP		SBLQ
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,307)	(1,317)	(7,898)	(4,811)	(3,000)	(2,542)	(6,516)	(6,630)
Realized gain (loss) on investments	(6,344)	(6,462)	(160,114)	(25,830)	4,857	(8,704)	(24,589)	10,976
Change in unrealized gain (loss) on investments	33,614	(31,348)	366,385	(316,763)	125,917	(56,918)	287,895	(285,507)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,963	(39,127)	198,373	(347,404)	127,774	(68,164)	256,790	(281,161)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,768	25,673	134,694	330,116	29,177	40,177	165,976	233,907
Transfers between funds	23,002	33,714	(162,829)	666,343	260,761	(165,883)	(50,113)	(40,290)
Redemptions (note 3)	(42,723)	(39,407)	(292,753)	(113,418)	(101,357)	(114,947)	(134,337)	(64,448)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(60)	-	(112)	-	(36)	-	(210)
Contingent deferred sales charges (note 2)	(446)	(252)	(1,223)	(195)	(251)	(117)	(1,369)	(282)
Adjustments to maintain reserves	7	20	8	391	104	(50)	146	24

Net equity transactions	13,593	19,688	(322,103)	883,125	188,434	(240,856)	(19,697)	128,701

Net change in contract owners’ equity	39,556	(19,439)	(123,730)	535,721	316,208	(309,020)	237,093	(152,460)
Contract owners’ equity beginning of period	106,763	126,202	826,269	290,548	129,324	438,344	460,344	612,804

Contract owners’ equity end of period	$146,319	106,763	702,539	826,269	445,532	129,324	697,437	460,344

CHANGES IN UNITS:
Beginning units	12,844	10,932	117,337	25,150	17,473	40,974	64,592	52,222
Units purchased	3,590	6,345	17,942	107,433	39,615	27,490	18,276	28,955
Units redeemed	(2,265)	(4,433)	(59,438)	(15,246)	(21,922)	(50,991)	(19,417)	(16,585)

Ending units	14,169	12,844	75,841	117,337	35,166	17,473	63,451	64,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLV		SBLX		SBLY		PMVTRA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,261)	(14,386)	(307)	(154)	(230)	(78)	84,132	48,995
Realized gain (loss) on investments	(49,996)	(17,204)	(3,890)	(401)	474	(33)	32	11,203
Change in unrealized gain (loss) on investments	686,118	(458,862)	13,196	(6,050)	5,463	(1,645)	86,403	(53,680)
Reinvested capital gains	-	-	-	-	-	-	74,667	36,799

Net increase (decrease) in contract owners’ equity resulting from operations	617,861	(490,452)	8,999	(6,605)	5,707	(1,756)	245,234	43,317

Equity transactions:
Purchase payments received from contract owners (note 3)	436,511	417,178	15,367	8,777	10,853	3,843	338,183	240,889
Transfers between funds	2,979	193,590	1,023	21,316	(5,927)	6,951	872,470	1,405,182
Redemptions (note 3)	(363,987)	(185,786)	(9)	(1,346)	-	-	(767,956)	(280,053)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(481)	-	(1)	-	(4)	-	(210)
Contingent deferred sales charges (note 2)	(2,531)	(329)	(6)	(14)	(20)	-	(2,606)	(406)
Adjustments to maintain reserves	270	354	3	(1,136)	(17)	(3)	614	(11,257)

Net equity transactions	73,242	424,526	16,378	27,596	4,889	10,787	440,705	1,354,145

Net change in contract owners’ equity	691,103	(65,926)	25,377	20,991	10,596	9,031	685,939	1,397,462
Contract owners’ equity beginning of period	1,327,038	1,392,964	22,552	1,561	14,497	5,466	1,774,326	376,864

Contract owners’ equity end of period	$2,018,141	1,327,038	47,929	22,552	25,093	14,497	2,460,265	1,774,326

CHANGES IN UNITS:
Beginning units	173,469	128,838	4,010	145	2,318	545	153,732	33,848
Units purchased	48,866	108,472	4,389	4,652	2,360	1,909	117,549	270,041
Units redeemed	(36,958)	(63,841)	(2,028)	(787)	(1,633)	(136)	(82,345)	(150,157)

Ending units	185,377	173,469	6,371	4,010	3,045	2,318	188,936	153,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVGIB		ACEG2		ACC2		VYDS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$139	155	(27,336)	(32,589)	203,074	75,437	(20,849)	(54,586)
Realized gain (loss) on investments	(5,652)	(1,652)	48,582	59,155	(269,348)	756,583	(545,263)	237,135
Change in unrealized gain (loss) on investments	7,561	(10,806)	677,709	(1,239,974)	1,932,263	(7,069,165)	1,764,076	(6,019,549)
Reinvested capital gains	-	3,317	-	-	-	766,923	-	1,492,039

Net increase (decrease) in contract owners’ equity resulting from operations	2,048	(8,986)	698,955	(1,213,408)	1,865,989	(5,470,222)	1,197,964	(4,344,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	14,101	137	115,376	66,930	137,214	59,357
Transfers between funds	-	-	14,750	68,694	(736,649)	(1,120,875)	(380,749)	(487,866)
Redemptions (note 3)	(3,694)	(6,482)	(226,926)	(140,334)	(1,017,613)	(1,997,497)	(1,332,989)	(2,821,050)
Annuity benefits	-	-	-	-	(3,843)	(5,234)	-	-
Contract maintenance charges (note 2)	-	(1)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(698)	(2,201)	(3,805)	(23,576)	(1,781)	(4,645)
Adjustments to maintain reserves	6	134	(65)	(77)	(195)	94	(168)	(141)

Net equity transactions	(3,688)	(6,349)	(198,838)	(73,781)	(1,646,729)	(3,080,158)	(1,578,473)	(3,254,345)

Net change in contract owners’ equity	(1,640)	(15,335)	500,117	(1,287,189)	219,260	(8,550,380)	(380,509)	(7,599,306)
Contract owners’ equity beginning of period	12,762	28,097	1,194,326	2,481,515	8,486,235	17,036,615	5,917,748	13,517,054

Contract owners’ equity end of period	$11,122	12,762	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748

CHANGES IN UNITS:
Beginning units	1,634	2,177	207,406	215,311	1,011,292	1,281,115	691,105	975,201
Units purchased	-	16	19,105	16,826	33,093	22,265	131,376	208,181
Units redeemed	(523)	(559)	(45,187)	(24,731)	(222,676)	(292,088)	(311,789)	(492,277)

Ending units	1,111	1,634	181,324	207,406	821,709	1,011,292	510,692	691,105

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCMC		TRBCG2		TREI2		TRLT2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,549)	11,459	(122,671)	(185,092)	71,768	186,838	266,836	321,897
Realized gain (loss) on investments	(100,256)	(27,171)	(5,034,040)	(239,353)	(4,553,780)	(2,315,115)	454,676	(43,469)
Change in unrealized gain (loss) on investments	383,373	(353,287)	9,395,817	(9,414,343)	7,167,373	(7,849,625)	324,300	(382,396)
Reinvested capital gains	-	72,227	-	-	-	663,399	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	276,568	(296,772)	4,239,106	(9,838,788)	2,685,361	(9,314,503)	1,045,812	(103,968)

Equity transactions:
Purchase payments received from contract owners (note 3)	243,916 234,371	218,482	454,138	278,607	559,873	166,306	154,364
Transfers between funds	(55,622)	158,218	(7,271,550)	1,316,562	(256,085)	2,938,361	(13,650,421)	12,266,312
Redemptions (note 3)	(118,000)	(127,042)	(1,478,995)	(2,794,771)	(1,985,561)	(3,122,007)	(4,112,823)	(2,390,323)
Annuity benefits	-	-	(19,212)	(19,136)	(31,659)	(45,270)	(12,281)	(18,748)
Contract maintenance charges (note 2)	-	(264)	(435)	(597)	(300)	(347)	(113)	(72)
Contingent deferred sales charges (note 2)	(1,134)	(150)	(3,109)	(8,487)	(6,219)	(6,597)	(23,323)	(10,856)
Adjustments to maintain reserves	(243)	246	(1,308)	490	85	2,319	(10,148)	853

Net equity transactions	68,917	265,379	(8,556,127)	(1,051,801)	(2,001,132)	326,332	(17,642,803)	10,001,530

Net change in contract owners’ equity	345,485	(31,393)	(4,317,021)	(10,890,589)	684,229	(8,988,171)	(16,596,991)	9,897,562
Contract owners’ equity beginning of period	436,495	467,888	11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016

Contract owners’ equity end of period	$781,980	436,495	7,407,453	11,724,474	15,637,116	14,952,887	12,587	16,609,578

CHANGES IN UNITS:
Beginning units	68,775	41,378	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947
Units purchased	24,694	39,926	1,407,384	757,070	742,486	1,305,367	1,379,840	1,700,083
Units redeemed	(14,601)	(12,529)	(2,332,036)	(921,984)	(1,027,723)	(1,298,259)	(2,905,421)	(771,342)

Ending units	78,868	68,775	754,802	1,679,454	1,708,614	1,993,851	1,107	1,526,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEMR		VWEM		VWHAR		VWHA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(156,768)	(272,226)	(134,567)	(290,400)	(253,065)	(389,073)	(104,118)	(180,071)
Realized gain (loss) on investments	(7,035,063)	(11,687,014)	(3,889,732)	(222,612)	(4,167,125)	821,244	504,098	4,190,232
Change in unrealized gain (loss) on investments	17,240,733	(23,890,893)	13,681,766	(37,350,529)	17,024,224	(31,674,577)	5,264,923	(19,629,831)
Reinvested capital gains	802,362	14,938,207	1,011,248	14,422,780	140,476	8,659,750	68,964	4,230,495

Net increase (decrease) in contract owners’ equity resulting from operations	10,851,264	(20,911,926)	10,668,715	(23,440,761)	12,744,510	(22,582,656)	5,733,867	(11,389,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	434,711	526,090	185,517	191,031	685,507	635,477	145,380	643,109
Transfers between funds	5,674,959	(11,013,431)	(826,101)	(3,053,485)	4,256,490	(6,122,498)	(526,033)	(3,243,713)
Redemptions (note 3)	(2,334,969)	(5,193,517)	(1,857,279)	(5,440,456)	(3,874,821)	(10,472,526)	(1,366,300)	(5,436,976)
Annuity benefits	(57)	(1,148)	(5,546)	(23,232)	(3,252)	(5,340)	(15,624)	(22,696)
Contract maintenance charges (note 2)	(184)	(193)	(336)	(807)	(276)	(263)	(97)	(477)
Contingent deferred sales charges (note 2)	(4,724)	(10,040)	(2,459)	(6,474)	(7,385)	(18,204)	(2,052)	(5,154)
Adjustments to maintain reserves	12,989	(872)	(2,309)	(58)	5,412	(129)	(246)	10,042

Net equity transactions	3,782,725	(15,693,111)	(2,508,513)	(8,333,481)	1,061,675	(15,983,483)	(1,764,972)	(8,055,865)

Net change in contract owners’ equity	14,633,989	(36,605,037)	8,160,202	(31,774,242)	13,806,185	(38,566,139)	3,968,895	(19,445,040)
Contract owners’ equity beginning of period	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156	11,072,002	30,517,042

Contract owners’ equity end of period	$23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

CHANGES IN UNITS:
Beginning units	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149	540,162	800,293
Units purchased	805,519	397,496	52,428	80,526	767,187	1,063,353	28,951	70,122
Units redeemed	(575,623)	(1,070,742)	(197,246)	(384,029)	(722,880)	(1,634,692)	(95,394)	(330,253)

Ending units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		WRBP		WRBDP		WRCEP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,023,480)	(2,612,292)	503,588	(949,093)	2,998,262	(1,459,742)	(192,835)	(2,256,548)
Realized gain (loss) on investments	6,318,051	16,219,589	1,795,582	4,132,142	(1,248,237)	(1,078,327)	(6,021,980)	4,575,696
Change in unrealized gain (loss) on investments	22,928,585	(123,515,090)	3,538,066	(22,916,709)	4,745,812	1,094,768	32,181,263	(90,860,666)
Reinvested capital gains	23,828,981	20,330,014	337,991	54,179	-	-	-	5,051,921

Net increase (decrease) in contract owners’ equity resulting from operations	51,052,137	(89,577,779)	6,175,227	(19,679,481)	6,495,837	(1,443,301)	25,966,448	(83,489,597)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,438,696	5,377,135	879,789	1,060,989	1,772,278	1,914,602	2,178,634	2,556,815
Transfers between funds	20,329,943	5,322,185	(2,153,990)	(4,542,968)	4,532,194	9,419,584	(9,532,631)	(13,933,384)
Redemptions (note 3)	(34,928,884)	(37,513,143)	(9,442,029)	(13,178,441)	(20,906,230)	(20,020,161)	(19,565,660)	(26,779,210)
Annuity benefits	(31,105)	(29,755)	(11,565)	(13,424)	(33,039)	(34,272)	(12,283)	(16,425)
Contract maintenance charges (note 2)	(41)	-	-	-	-	-	-	(62)
Contingent deferred sales charges (note 2)	(110,423)	(200,721)	(37,837)	(55,474)	(60,083)	(95,223)	(54,925)	(136,604)
Adjustments to maintain reserves	(2,911)	9,690	(476)	5,820	1,953	4,056	(481)	31,734

Net equity transactions	(10,304,725)	(27,034,609)	(10,766,108)	(16,723,498)	(14,692,927)	(8,811,414)	(26,987,346)	(38,277,136)

Net change in contract owners’ equity	40,747,412	(116,612,388)	(4,590,881)	(36,402,979)	(8,197,090)	(10,254,715)	(1,020,898)	(121,766,733)
Contract owners’ equity beginning of period	228,191,907	344,804,295	62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098

Contract owners’ equity end of period	$268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

CHANGES IN UNITS:
Beginning units	12,909,693	14,390,538	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431
Units purchased	3,277,982	5,309,278	859,958	2,212,535	2,367,326	4,843,743	2,492,907	7,115,799
Units redeemed	(3,909,321)	(6,790,123)	(1,854,396)	(3,619,785)	(3,471,812)	(5,606,136)	(6,010,440)	(11,218,324)

Ending units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRDIV		WRENG		WRGNR		WRGP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(46,425)	(431,421)	(113,104)	(139,321)	(462,391)	(40,617)	(1,192,342)	(2,865,797)
Realized gain (loss) on investments	(730,970)	1,521,989	(643,484)	422,792	(1,426,307)	2,341,583	(630,027)	8,136,002
Change in unrealized gain (loss) on investments	3,940,788	(16,387,185)	3,749,945	(7,561,825)	20,367,361	(47,372,142)	30,999,530	(105,511,623)
Reinvested capital gains	-	49,185	-	12,285	-	2,831,602	4,191,940	2,105,992
Net increase (decrease) in contract owners’ equity resulting from operations	3,163,393	(15,247,432)	2,993,357	(7,266,069)	18,478,663	(42,239,574)	33,369,101	(98,135,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	291,505	999,252	155,862	626,786	917,351	1,399,957	2,312,587	2,791,705
Transfers between funds	(1,302,226)	937,874	1,212,947	4,670,150	7,323,248	1,038,331	(9,838,663)	(17,142,059)
Redemptions (note 3)	(3,158,433)	(5,352,886)	(1,181,686)	(1,292,656)	(4,631,342)	(5,942,907)	(21,678,093)	(28,097,664)
Annuity benefits	(3,398)	(4,137)	-	-	(1,849)	(2,875)	(11,694)	(14,017)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,771)	(32,063)	(3,322)	(5,433)	(13,262)	(31,610)	(80,138)	(157,182)
Adjustments to maintain reserves	(374)	(187)	(167)	(105)	(365)	(333)	(2,716)	16,409

Net equity transactions	(4,180,697)	(3,452,147)	183,634	3,998,742	3,593,781	(3,539,437)	(29,298,717)	(42,602,808)

Net change in contract owners’ equity	(1,017,304)	(18,699,579)	3,176,991	(3,267,327)	22,072,444	(45,779,011)	4,070,384	(140,738,234)
Contract owners’ equity beginning of period	24,437,327	43,136,906	7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355

Contract owners’ equity end of period	$23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

CHANGES IN UNITS:
Beginning units	2,406,092	2,699,802	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472
Units purchased	434,311	1,190,088	483,019	936,240	1,378,298	1,617,833	2,610,477	7,248,335
Units redeemed	(866,227)	(1,483,798)	(466,116)	(684,081)	(1,078,751)	(1,866,041)	(6,409,913)	(11,826,267)

Ending units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRHIP		WRIP		WRI2P		WRMIC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,732,309	(472,701)	140,299	(725,665)	400,363	(249,106)	(39,050)	(59,902)
Realized gain (loss) on investments	(269,739)	(1,115,548)	2,237,652	4,363,468	(2,488,334)	(966,393)	(348,170)	2,652
Change in unrealized gain (loss) on investments	21,265,608	(16,350,585)	7,178,898	(40,979,851)	6,156,159	(14,803,484)	1,492,389	(2,860,331)
Reinvested capital gains	-	-	-	1,289,104	980,727	489,117	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,728,178	(17,938,834)	9,556,849	(36,052,944)	5,048,915	(15,529,866)	1,105,169	(2,917,581)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,463,640	1,115,645	682,556	1,077,574	170,974	447,529	55,186	110,934
Transfers between funds	11,505,322	(1,287,783)	2,497,212	(3,583,813)	858,938	(3,982,632)	516,981	(343,848)
Redemptions (note 3)	(11,473,380)	(8,958,736)	(7,419,037)	(8,097,305)	(2,821,104)	(3,474,581)	(425,994)	(459,542)
Annuity benefits	(22,216)	(15,832)	(2,623)	(4,281)	(8,731)	(7,934)	(2,255)	(4,208)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39,497)	(43,739)	(29,688)	(50,282)	(8,868)	(23,063)	(1,373)	(4,993)
Adjustments to maintain reserves	(375)	6,333	(211)	8,917	(1,232)	5,892	452	52

Net equity transactions	1,433,494	(9,184,112)	(4,271,791)	(10,649,190)	(1,810,023)	(7,034,789)	142,997	(701,605)

Net change in contract owners’ equity	28,161,672	(27,122,946)	5,285,058	(46,702,134)	3,238,892	(22,564,655)	1,248,166	(3,619,186)
Contract owners’ equity beginning of period	56,932,952	84,055,898	43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216

Contract owners’ equity end of period	$85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

CHANGES IN UNITS:
Beginning units	4,801,530	5,514,524	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786
Units purchased	1,833,792	1,861,801	1,484,094	2,265,176	491,395	689,829	149,951	165,270
Units redeemed	(1,686,476)	(2,574,795)	(2,049,307)	(3,301,387)	(682,708)	(1,162,540)	(139,015)	(231,085)

Ending units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMCG		WRMMP		WRMSP		WRRESP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(135,137)	(170,082)	(72,780)	429,651	254,330	(31,041)	162,567	(126,154)
Realized gain (loss) on investments	(701,518)	10,049	-	-	(293,975)	(206,578)	(2,178,321)	(544,934)
Change in unrealized gain (loss) on investments	4,902,103	(5,895,996)	-	-	436,785	(756,628)	3,576,435	(6,294,814)
Reinvested capital gains	-	175,165	-	-	-	-	-	248,914

Net increase (decrease) in contract owners’ equity resulting from operations	4,065,448	(5,880,864)	(72,780)	429,651	397,140	(994,247)	1,560,681	(6,716,988)

Equity transactions:
Purchase payments received from contract owners (note 3)	187,968	255,665	8,085,623	2,886,776	42,058	117,722	222,841	333,916
Transfers between funds	3,122,657	(317,196)	(4,466,459)	50,433,521	(326,766)	(863,584)	(549,747)	(970,870)
Redemptions (note 3)	(2,112,030)	(1,424,429)	(32,908,264)	(26,581,291)	(975,124)	(1,152,576)	(1,318,565)	(1,828,968)
Annuity benefits	-	-	(23,926)	(17,576)	(1,264)	(2,064)	(2,457)	(4,709)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,504)	(6,539)	(77,908)	(112,361)	(1,913)	(3,904)	(4,507)	(14,856)
Adjustments to maintain reserves	(215)	(10,828)	5,277	17,215	(115)	(170)	(2,679)	898

Net equity transactions	1,193,876	(1,503,327)	(29,385,657)	26,626,284	(1,263,124)	(1,904,576)	(1,655,114)	(2,484,589)

Net change in contract owners’ equity	5,259,324	(7,384,191)	(29,458,437)	27,055,935	(865,984)	(2,898,823)	(94,433)	(9,201,577)
Contract owners’ equity beginning of period	9,436,571	16,820,762	67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459

Contract owners’ equity end of period	$14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

CHANGES IN UNITS:
Beginning units	1,106,727	1,245,741	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756
Units purchased	581,646	584,332	3,830,840	7,984,467	149,146	358,254	285,094	652,473
Units redeemed	(499,996)	(723,346)	(6,515,946)	(5,606,124)	(277,357)	(541,563)	(483,708)	(869,928)

Ending units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRSTP		WRSCP		WRSCV		WRVP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(969,244)	(1,384,958)	(496,451)	(1,215,642)	(92,700)	(104,126)	497,684	(985,737)
Realized gain (loss) on investments	2,351,564	4,022,139	448,289	4,676,896	(1,055,510)	(850,922)	(1,567,132)	2,928,195
Change in unrealized gain (loss) on investments	21,764,143	(49,372,796)	18,757,875	(52,623,308)	3,050,968	(2,292,457)	14,055,829	(39,058,141)
Reinvested capital gains	5,252,733	2,785,882	-	1,320,347	-	184,322	-	629,272

Net increase (decrease) in contract owners’ equity resulting from operations	28,399,196	(43,949,733)	18,709,713	(47,841,707)	1,902,758	(3,063,183)	12,986,381	(36,486,411)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,593,516	1,877,522	995,246	1,429,849	117,861	185,251	802,610	966,918
Transfers between funds	(1,263,433)	(7,536,349)	(999,587)	(9,253,838)	(53,765)	(197,854)	(3,476,195)	(7,865,460)
Redemptions (note 3)	(11,687,782)	(12,459,810)	(9,598,632)	(10,918,980)	(1,110,086)	(1,166,148)	(9,027,570)	(10,450,066)
Annuity benefits	(5,987)	(7,261)	(6,810)	(11,108)	(8,355)	(6,760)	(10,803)	(15,132)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(53,089)	(79,605)	(32,754)	(75,836)	(2,647)	(6,828)	(40,025)	(77,358)
Adjustments to maintain reserves	(2,091)	1,151	(1,957)	10,927	(400)	(4)	(231)	345

Net equity transactions	(11,418,866)	(18,204,352)	(9,644,494)	(18,818,986)	(1,057,392)	(1,192,343)	(11,752,214)	(17,440,753)

Net change in contract owners’ equity	16,980,330	(62,154,085)	9,065,219	(66,660,693)	845,366	(4,255,526)	1,234,167	(53,927,164)
Contract owners’ equity beginning of period	74,961,222	137,115,307	63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087

Contract owners’ equity end of period	$91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

CHANGES IN UNITS:
Beginning units	8,066,843	9,699,144	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591
Units purchased	1,387,537	2,699,063	1,272,955	2,689,893	232,432	404,552	1,088,787	1,822,179
Units redeemed	(2,516,948)	(4,331,364)	(2,311,055)	(4,391,929)	(337,364)	(501,325)	(2,305,094)	(3,290,781)

Ending units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WIEP		WVCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(510,896)	729,968	(16,563)	-	(18,170)	34,440	16,037	12,041
Realized gain (loss) on investments	(34,456,674)	5,327,091	97,997	-	441,743	393,153	(38,972)	80,869
Change in unrealized gain (loss) on investments	53,085,484	(82,256,265)	400,780	-	(67,524)	(2,977,267)	279,387	(1,098,985)
Reinvested capital gains	-	25,001,571	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,117,914	(51,197,635)	482,214	-	356,049	(2,549,674)	256,452	(1,006,075)

Equity transactions:
Purchase payments received from contract owners (note 3)	974,102	2,303,077	19,239	-	4,142	9,970	4,829	12,444
Transfers between funds	(78,669,406)	(10,099,924)	4,323,989	-	(3,398,263)	(181,321)	(1,129,504)	(120,617)
Redemptions (note 3)	(7,814,619)	(22,234,173)	(135,734)	-	(249,254)	(852,767)	(94,757)	(435,050)
Annuity benefits	(8,222)	(16,321)	-	-	-	(1,647)	-	-
Contract maintenance charges (note 2)	(999)	(2,289)	(5)	-	(13)	(44)	(4)	(37)
Contingent deferred sales charges (note 2)	(22,517)	(81,989)	(555)	-	(36)	(93)	(167)	(88)
Adjustments to maintain reserves	9,140	29,732	(56)	-	(45)	(284)	(83)	(217)

Net equity transactions	(85,532,521)	(30,101,887)	4,206,878	-	(3,643,469)	(1,026,186)	(1,219,686)	(543,565)

Net change in contract owners’ equity	(67,414,607)	(81,299,522)	4,689,092	-	(3,287,420)	(3,575,860)	(963,234)	(1,549,640)
Contract owners’ equity beginning of period	67,739,222	149,038,744	-	-	3,287,420	6,863,280	963,234	2,512,874

Contract owners’ equity end of period	$324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

CHANGES IN UNITS:
Beginning units	8,437,109	10,766,464	-	-	351,739	429,076	137,487	189,766
Units purchased	701,258	1,657,625	441,589	-	413	1,727	-	489
Units redeemed	(9,111,563)	(3,986,980)	(83,078)	-	(352,152)	(79,064)	(137,487)	(52,768)

Ending units	26,804	8,437,109	358,511	-	-	351,739	-	137,487

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BF		SGRF		JPMCVP		WGIP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$214,444	1,243,604	(86,529)	(545,889)	209,246	(6,076)	249,648	122,868
Realized gain (loss) on investments	(18,309,048)	(272,805)	(11,029,249)	5,330,616	(6,435,488)	(492,149)	(2,901,776)	(219,773)
Change in unrealized gain (loss) on investments	16,886,732	(33,551,999)	12,134,483	(31,856,522)	5,690,300	(8,443,606)	3,465,093	(3,569,481)
Reinvested capital gains	-	8,777,720	-	-	22,194	1,484,506	-	617,366

Net increase (decrease) in contract owners’ equity resulting from operations	(1,207,872)	(23,803,480)	1,018,705	(27,071,795)	(513,748)	(7,457,325)	812,965	(3,049,020)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,044,937)	1,341,069	(480,241)	1,485,766	12,983	9,693	86,441	86,986
Transfers between funds	(50,702,988)	(5,369,688)	(24,722,407)	(9,106,224)	(10,794,242)	(5,683,501)	(5,010,364)	(469,686)
Redemptions (note 3)	(4,235,054)	(18,852,943)	(1,228,501)	(10,214,632)	(390,600)	(3,978,350)	(532,364)	(1,221,330)
Annuity benefits	(12,253)	(22,951)	(4,372)	(24,961)	(569)	(3,627)	-	-
Contract maintenance charges (note 2)	(549)	(2,079)	(715)	(2,936)	(239)	(498)	(68)	(171)
Contingent deferred sales charges (note 2)	(8,381)	(44,856)	(9,301)	(31,791)	(2,643)	(5,192)	(126)	(1,361)
Adjustments to maintain reserves	(299,719)	6	(177,418)	2,772	(1,819)	(366)	(405)	(57)

Net equity transactions	(56,303,881)	(22,951,442)	(26,622,955)	(17,892,006)	(11,177,129)	(9,661,841)	(5,456,886)	(1,605,619)

Net change in contract owners’ equity	(57,511,753)	(46,754,922)	(25,604,250)	(44,963,801)	(11,690,877)	(17,119,166)	(4,643,921)	(4,654,639)
Contract owners’ equity beginning of period	57,511,753	104,266,675	25,604,250	70,568,051	11,690,877	28,810,043	4,643,921	9,298,560

Contract owners’ equity end of period	$-	57,511,753	-	25,604,250	-	11,690,877	-	4,643,921

CHANGES IN UNITS:
Beginning units	6,114,999	8,194,862	3,026,086	4,466,109	1,228,220	2,001,101	424,452	537,328
Units purchased	261,055	1,401,274	119,094	1,033,578	20,013	110,617	25,129	22,416
Units redeemed	(6,376,054)	(3,481,137)	(3,145,180)	(2,473,601)	(1,248,233)	(883,498)	(449,581)	(135,292)

Ending units	-	6,114,999	-	3,026,086	-	1,228,220	-	424,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

BBLCG

	2009	2008

Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(181)	-
Transfers between funds	181	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	1,500	-
Units redeemed	(1,500)	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

Mid Cap Growth VIF (BBCA)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio- Class I (MSVIM)*

Mid Cap Growth Portfolio- class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)*

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)*

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the Evergreen Variable Annuity Funds

VA Diversified Capital Builder Fund - Class 1 (EVFF)*

VA Diversified Income Builder Fund - Class 1 (EVSI)*

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA International Equity Fund - Class 1 (EVIG)*

VA Omega Fund - Class 1 (EVOM)*

VA Special Values Fund - Class 1 (EVSC)*

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

High Income Bond Fund II - Service Shares (FHIBS)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Contrafund Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio- I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

Portfolios of the Victory Variable Insurance Funds

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15% (5)	0.15% (5)	-	-
One-Year Step Up	0.05% (6)	0.10% (6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20% (5)	0.20% (5)	-	0.15%
5% Enhanced	0.10% (7)	0.15% (7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45% (9)	-	0.45% (9)
Option 2	0.30%(8)	0.30% (9)	-	0.30% (9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15% (5)	-	-	-
5% Enhanced	0.05% (7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45% (9)	-	-	-
Option 2	0.30% (9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

0.95%	$25,302,310	$1,302	$4,364	$3,544	$10,386	$366	$5,524	$25,336
1%	7,509,956	-	-	-	3,463	119	2,365	8,606
1.05%	1,413,969	-	5	14	159	61	1,209	1,515
1.1%	12,755,405	997	3,980	2,013	4,636	22	286	9,347
1.15%	6,163,636	418	2,127	454	6,849	-	84	2,968
1.2%	11,436,638	31	99	65	14,618	53	2,351	16,059
1.25%	2,482,291	67	185	104	1,715	-	271	2,373
1.3%	2,054,311	167	1,436	679	598	-	600	2,577
1.35%	2,769,403	107	698	569	899	-	28	2,781
1.4%	4,229,584	193	3,583	2,162	2,551	-	58	3,153
1.45%	744,741	779	860	589	279	-	5	201
1.5%	1,529,628	56	96	56	689	-	-	675
1.55%	1,410,775	27	2,085	-	1,751	-	73	417
1.6%	1,891,945	1,866	1,790	2,191	155	-	-	1,850
1.65%	1,637,419	1,519	57	27	694	-	-	731
1.7%	171,615	2,662	-	-	198	-	2	145
1.75%	794,262	-	-	-	12	-	-	185
1.8%	584,612	-	-	-	201	-	-	837
1.85%	191,750	-	-	-	385	-	1	185
1.9%	132,333	-	-	-	43	-	-	82
1.95%	637,983	-	-	-	1,178	-	-	-
2%	96,010	-	-	-	11	-	-	-
2.05%	418,524	-	-	-	-	-	-	395
2.1%	415,452	-	-	-	71	-	-	-
2.15%	53,731	-	-	-	-	-	-	-
2.2%	390,947	-	-	-	18	-	-	643
2.25%	472,356	-	-	-	-	-	-	-
2.3%	92	-	-	-	-	-	-	-
2.35%	19,559	-	-	-	-	-	-	-
2.4%	905	-	-	-	-	-	-	-
2.45%	42,535	-	-	-	-	-	-	-
2.5%	51,543	-	-	-	-	-	-	-
2.6%	83,806	-	-	-	-	-	-	-

Totals	$87,890,026	$10,191	$21,365	$12,467	$51,559	$621	$12,857	$81,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 9 NOTES TO FINANCIAL STATEMENTS

	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

0.95%	$-	$401,796	$37,429	$59,978	$3,692	$271,999	$220,302	$-
1%	-	194,059	12,898	39,346	1,092	90,902	139,249	-
1.05%	-	22,501	1,080	4,922	6	13,947	16,768	-
1.1%	-	144,940	17,002	12,724	866	127,389	77,569	-
1.15%	-	56,203	6,768	5,907	557	50,602	35,708	-
1.2%	-	240,944	27,162	30,079	1,131	199,917	145,172	-
1.25%	1,294	39,461	7,085	4,947	332	37,733	17,463	2,054
1.3%	-	60,500	2,396	6,204	13	18,259	23,112	-
1.35%	-	45,409	5,919	3,144	41	42,963	12,370	-
1.4%	-	50,743	4,257	2,314	338	44,596	16,865	-
1.45%	-	7,075	241	1,320	128	7,040	3,955	-
1.5%	-	24,162	787	2,086	29	8,878	10,513	-
1.55%	-	12,640	954	564	15	6,287	3,324	-
1.6%	-	18,568	1,051	988	746	17,118	2,304	-
1.65%	-	24,257	3,106	986	168	19,463	5,077	-
1.7%	-	3,695	62	187	-	2,236	558	-
1.75%	-	4,677	1,204	35	7	7,872	533	-
1.8%	-	8,087	1,107	434	89	2,375	3,435	-
1.85%	-	3,128	505	5	-	3,716	17	-
1.9%	-	856	89	7	520	608	8	-
1.95%	-	7,020	2	-	154	3,026	-	-
2%	-	387	-	3	-	302	11	-
2.05%	-	2,884	467	296	-	2,231	-	-
2.1%	-	334	25	-	-	183	-	-
2.15%	-	-	-	-	-	83	-	-
2.2%	-	1,227	43	67	-	1,151	1,772	-
2.25%	-	3,268	-	-	23	100	-	48
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	136	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$1,294	$1,378,821	$131,639	$176,543	$10,083	$980,976	$736,085	$2,102

	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

0.95%	$-	$-	$114,523	$25,471	$-	$46,545	$16,293	$196,468
1%	-	-	27,621	4,027	-	14,956	7,631	46,531
1.05%	-	-	3,441	591	-	2,603	1,164	6,092
1.1%	-	-	35,245	5,454	-	15,387	6,882	67,683
1.15%	-	-	16,691	3,814	-	8,133	3,296	33,223
1.2%	-	-	57,611	8,598	-	24,191	20,539	76,778
1.25%	-	-	9,666	3,784	650	3,686	1,896	13,988
1.3%	-	-	8,067	2,594	-	2,295	2,000	9,172
1.35%	-	-	8,327	1,459	-	6,664	5,322	19,402
1.4%	-	-	11,568	2,189	-	4,849	1,603	20,876
1.45%	-	-	4,785	62	-	2,351	264	4,611
1.5%	3,959	1,671	10,378	182	1,141	546	1,899	9,832
1.55%	-	-	3,886	233	-	2,022	523	5,305
1.6%	1,567	501	9,856	584	468	9,063	865	25,001
1.65%	5,112	2,317	13,366	1,232	1,785	2,769	3,722	11,040
1.7%	-	-	1,116	1	-	86	4	725
1.75%	2,044	569	4,598	5,380	762	3,658	2,797	8,507
1.8%	909	482	643	359	48	349	848	4,615
1.85%	-	-	4,141	270	-	97	11	1,526
1.9%	1,135	614	1,954	-	594	8	4	907
1.95%	3,253	3,339	12,028	-	6,712	-	79	3,781
2%	-	-	2,236	-	-	365	5	1,340
2.05%	2,851	2,677	5,669	-	320	781	1,068	3,525
2.1%	2,650	2,359	4,507	-	28	31	-	3,588
2.15%	54	88	1,705	-	-	4	-	45
2.2%	1,317	1,785	7,540	-	240	-	656	2,878
2.25%	-	-	2,654	-	2,730	-	-	59
2.3%	-	-	-	-	-	-	-	-
2.35%	-	126	-	-	-	-	-	406
2.4%	-	-	-	-	-	-	-	6
2.45%	72	499	885	-	-	-	-	172
2.5%	584	503	1,191	-	204	-	-	51
2.6%	537	98	239	-	864	-	-	437

	$26,044	$17,628	$386,137	$66,284	$16,546	$151,439	$79,371	$578,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$802	$425	$99,938	$91,523	$74,287	$102,325	$25,196	$133,221
1%	253	11	34,155	27,402	16,114	22,228	10,645	45,448
1.05%	17	-	6,509	9,764	4,253	7,535	1,745	12,252
1.1%	365	248	28,895	26,363	27,452	28,641	9,954	42,834
1.15%	127	-	23,949	18,822	15,444	20,138	5,132	31,336
1.2%	2,188	329	60,311	101,091	45,733	60,922	19,004	49,050
1.25%	32	-	23,672	8,091	10,958	12,821	5,150	8,661
1.3%	-	128	25,579	11,848	26,081	13,346	2,528	13,684
1.35%	2	5	9,821	20,176	8,755	18,166	7,227	12,795
1.4%	14	23	30,865	29,939	20,729	14,402	6,088	14,842
1.45%	51	-	1,452	1,592	165	297	45	1,262
1.5%	-	-	2,199	2,452	573	2,999	730	6,687
1.55%	4	-	2,828	2,227	2,685	2,060	1,677	5,474
1.6%	7	77	7,157	3,212	3,834	3,389	600	7,998
1.65%	-	-	6,694	6,781	2,853	4,473	3,092	6,891
1.7%	-	-	154	325	18	307	-	986
1.75%	-	-	2,173	748	1,226	2,356	104	7,687
1.8%	-	-	1,658	1,306	853	1,592	22	6,252
1.85%	-	-	675	568	638	377	-	536
1.9%	-	-	63	93	83	76	118	18
1.95%	-	-	1,190	674	66	590	1,475	294
2%	-	-	44	22	-	-	22	19
2.05%	-	-	3,749	23	153	-	146	75
2.1%	-	-	-	-	-	35	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	345	41	-	9	-	212
2.25%	-	14	31,356	9,105	-	9,911	7,729	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$3,862	$1,260	$405,431	$374,188	$262,953	$328,995	$108,429	$408,514

	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

0.95%	$120,184	$5,917	$181,594	$-	$-	$34,935	$2,557	$78,151
1%	36,656	2,420	48,009	-	-	15,353	166	32,608
1.05%	4,583	142	5,845	-	-	1,069	140	5,851
1.1%	44,168	4,910	62,654	-	-	10,623	3,387	23,851
1.15%	20,101	2,171	34,158	-	-	7,469	1,594	12,855
1.2%	268,646	1,469	92,970	-	-	20,011	471	49,207
1.25%	21,763	1,484	16,244	-	270	2,440	258	7,216
1.3%	17,415	156	11,803	-	-	2,595	114	8,364
1.35%	13,753	96	23,267	-	-	2,634	398	10,482
1.4%	16,594	585	20,474	-	-	4,648	357	8,633
1.45%	1,347	85	3,118	-	-	797	22	4,182
1.5%	2,392	392	5,035	3,985	-	1,270	190	4,042
1.55%	2,244	15	5,198	-	-	5,821	116	4,952
1.6%	6,250	77	9,909	951	-	5,618	-	6,987
1.65%	2,145	354	3,740	810	-	706	99	1,290
1.7%	853	18	1,595	-	-	555	-	1,460
1.75%	1,081	-	11,604	544	-	1,050	-	1,966
1.8%	1,140	76	2,669	11	-	1,116	168	1,102
1.85%	639	-	6,001	-	-	662	141	4,962
1.9%	40	-	326	576	-	9	-	-
1.95%	1	-	5,675	2,645	-	1,177	-	7,027
2%	12	-	1,250	-	-	118	-	68
2.05%	553	478	1,220	1,028	-	6	-	562
2.1%	-	-	502	1,083	-	94	-	485
2.15%	-	-	-	211	-	4	-	1
2.2%	26	-	1,054	3,359	-	443	-	1,041
2.25%	-	-	8	-	-	4	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	99	-	-	-	-
2.5%	-	-	-	845	-	-	-	-
2.6%	-	-	-	84	-	-	-	-

	$582,586	$20,845	$555,922	$16,231	$270	$121,227	$10,178	$277,345

	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.95%	$-	$29,421	$18,749	$138,551	$17,176	$-	$10,184	$6,754
1%	-	13,433	6,487	59,094	5,945	-	1,138	4,173
1.05%	-	3,459	1,376	14,789	626	-	14	1,186
1.1%	-	6,886	9,638	57,111	9,830	-	1,261	6,263
1.15%	-	1,331	3,609	23,604	4,913	-	2,100	4,628
1.2%	-	10,881	10,574	58,004	4,363	-	4,662	14,281
1.25%	490	3,135	1,858	10,314	3,580	-	966	2,418
1.3%	-	3,717	3,330	13,000	825	-	15	1,041
1.35%	-	882	2,441	17,007	1,550	-	76	3,861
1.4%	-	1,521	3,253	12,530	2,315	-	-	2,526
1.45%	-	137	330	2,601	152	-	-	-
1.5%	-	716	41	2,912	127	-	-	-
1.55%	-	199	543	3,530	600	-	-	50
1.6%	-	801	1,270	3,773	659	-	-	134
1.65%	-	641	465	4,630	343	-	478	2,095
1.7%	-	62	329	464	77	-	-	-
1.75%	-	103	541	1,061	237	-	-	543
1.8%	-	816	309	1,884	-	-	-	-
1.85%	-	17	154	478	-	-	-	-
1.9%	-	-	-	157	-	-	-	-
1.95%	-	-	57	1	-	-	-	-
2%	-	-	-	8	-	-	-	-
2.05%	-	292	219	650	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	60	43	202	-	12	-	-
2.25%	-	-	-	154	297	-	-	2,165
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$490	$78,510	$65,616	$426,509	$53,615	$12	$20,894	$52,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$5,135	$15,240	$22,150	$8,206	$16,145	$12,888	$-	$6,809
1%	2,978	1,451	11,833	3,942	4,058	4,545	-	1,143
1.05%	5	156	315	-	955	2,967	-	-
1.1%	19,743	4,542	11,415	2,988	2,725	7,000	-	2,026
1.15%	1,739	1,626	6,180	433	2,982	3,177	-	1,845
1.2%	4,828	17,496	22,894	10,635	10,809	3,486	-	3,453
1.25%	2,568	2,838	4,961	3,532	4,203	1,897	-	447
1.3%	7,179	1,252	7,002	2,963	4,205	1,553	-	2,942
1.35%	6,505	2,799	12,411	2,091	2,703	2,440	-	89
1.4%	552	853	2,811	-	1,877	6,293	-	605
1.45%	261	-	284	-	-	487	-	-
1.5%	739	456	1,309	-	65	272	1,017	37
1.55%	562	1,194	515	66	-	1,298	-	-
1.6%	-	1,898	1,012	430	63	1,125	584	220
1.65%	-	394	889	-	118	438	319	55
1.7%	-	-	-	-	-	62	-	86
1.75%	-	-	-	-	55	289	-	-
1.8%	82	-	816	-	-	-	-	-
1.85%	-	-	-	-	568	1	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	1,376	21
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	2,881	80
2.1%	-	-	-	-	-	-	142	-
2.15%	-	-	-	-	-	-	202	-
2.2%	-	-	-	-	-	-	694	87
2.25%	619	401	13,647	5,889	310	2,245	-	385
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	459	-
2.6%	-	-	-	-	-	-	-	-

	$53,495	$52,596	$120,444	$41,175	$51,841	$52,463	$7,674	$20,330

	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

0.95%	$518,478	$-	$-	$12,755	$1,303,455	$-	$116,348	$-
1%	267,512	-	-	2,902	435,686	-	57,371	-
1.05%	41,484	-	-	1,002	92,148	-	15,745	-
1.1%	128,806	-	-	6,202	483,602	-	26,060	-
1.15%	39,684	-	-	3,244	244,054	-	11,274	-
1.2%	109,209	-	-	7,992	558,044	-	22,653	-
1.25%	26,202	-	44	690	96,844	-	5,694	774
1.3%	16,036	-	-	1,078	119,232	-	10,012	-
1.35%	20,656	-	-	885	121,499	-	4,421	-
1.4%	27,043	-	-	3,292	177,850	-	5,936	-
1.45%	5,042	-	-	287	18,105	-	728	-
1.5%	9,635	1,902	-	248	39,396	46,668	2,357	-
1.55%	7,831	-	-	992	49,095	-	1,398	-
1.6%	11,109	1,116	-	5,154	67,428	11,316	936	-
1.65%	7,704	2,002	-	552	41,078	22,642	804	-
1.7%	2,115	-	-	98	17,239	-	382	-
1.75%	3,620	1,619	-	313	28,570	12,468	697	-
1.8%	1,475	568	-	755	20,510	7,014	292	-
1.85%	952	-	-	34	7,343	-	-	-
1.9%	272	514	-	38	428	4,701	-	-
1.95%	270	1,673	-	14	9,675	35,629	-	-
2%	45	-	-	16	3,781	539	45	-
2.05%	187	1,167	-	182	4,569	18,107	25	-
2.1%	334	384	-	-	794	26,956	-	-
2.15%	123	-	-	6	407	228	-	-
2.2%	234	744	-	-	1,480	18,648	-	-
2.25%	9,171	-	-	-	21,775	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	305	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	342	-	-	-	3,715	-	-
2.5%	-	688	-	-	-	1,680	-	-
2.6%	-	70	-	-	-	3,930	-	-

	$1,255,229	$12,789	$44	$48,731	$3,964,087	$214,546	$283,178	$774

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.95%	$38,591	$13,837	$131,251	$473	$1,374	$209,412	$833,023	$332,456
1%	13,208	1,118	18,306	1,055	87	27,701	201,463	70,058
1.05%	1,748	276	12,881	-	-	5,718	47,259	10,623
1.1%	21,497	1,773	71,440	655	322	105,420	460,792	246,456
1.15%	12,639	1,735	40,121	858	1,225	75,114	309,525	168,227
1.2%	19,840	4,047	76,953	143	3	114,962	361,911	173,464
1.25%	2,685	1,465	49,971	-	-	25,835	197,671	97,449
1.3%	2,352	32	8,143	-	-	16,910	66,641	30,822
1.35%	8,287	409	25,750	2	-	42,188	101,397	53,011
1.4%	6,625	41	28,224	112	-	42,118	250,478	185,921
1.45%	1,644	3	5,625	-	-	5,272	23,719	12,377
1.5%	3,487	40	13,315	58	-	40,417	93,829	65,046
1.55%	1,268	-	9,829	1,060	-	25,109	67,323	86,352
1.6%	4,972	12	22,134	66	-	24,467	185,909	62,389
1.65%	4,166	35	15,371	-	-	20,756	109,002	59,472
1.7%	183	11	1,766	-	-	3,995	7,848	3,167
1.75%	2,955	79	7,587	-	-	13,499	112,107	39,116
1.8%	1,180	-	6,529	-	-	2,886	53,760	20,804
1.85%	518	47	2,453	-	-	2,630	19,520	8,260
1.9%	378	-	1,292	-	-	462	7,067	2,182
1.95%	3,631	-	18,670	-	-	15,694	39,759	29,777
2%	246	-	101	-	-	66	3,555	1,761
2.05%	1,680	-	12,044	-	-	8,052	18,433	13,003
2.1%	1,049	-	2,838	-	-	10,522	47,631	32,597
2.15%	139	-	843	-	-	2,353	8,656	5,564
2.2%	1,690	25	8,422	-	-	5,802	46,710	38,844
2.25%	-	-	2,226	196	235	8,732	72,575	54,860
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	269	6,052	1,477
2.4%	-	-	-	-	-	-	-	870
2.45%	127	-	1,057	-	-	-	1,572	1,832
2.5%	-	-	-	-	-	2,896	2,973	2,685
2.6%	1,815	-	11,249	-	-	2,038	4,420	6,482

	$158,600	$24,985	$606,391	$4,678	$3,246	$861,295	$3,762,580	$1,917,404

	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$297,148	$-	$21,854	$358,411	$1,917,342	$-	$112,072	$-
1%	59,025	-	5,170	115,034	700,037	-	47,991	-
1.05%	15,482	-	871	18,857	151,853	-	8,352	-
1.1%	176,701	-	5,747	167,294	611,239	8	29,265	-
1.15%	106,963	-	3,951	94,152	341,472	-	16,747	-
1.2%	121,803	-	10,983	186,563	997,092	-	59,208	-
1.25%	48,246	12	3,070	33,387	141,505	-	10,928	30
1.3%	24,899	-	2,218	53,971	152,734	-	9,147	-
1.35%	38,671	-	3,629	53,235	213,053	-	10,667	-
1.4%	63,829	-	2,633	58,460	266,257	-	11,560	-
1.45%	7,749	-	564	11,667	22,159	-	1,953	-
1.5%	47,320	-	881	11,769	89,310	-	6,789	-
1.55%	21,441	-	616	19,953	58,398	-	2,384	-
1.6%	46,821	-	915	26,486	79,531	-	4,617	-
1.65%	41,777	-	701	16,734	123,514	-	4,247	-
1.7%	5,228	-	35	1,827	6,520	-	208	-
1.75%	41,669	-	9	12,581	55,816	-	770	-
1.8%	18,285	-	210	9,211	42,745	-	2,085	-
1.85%	2,450	-	-	1,242	9,830	-	247	-
1.9%	3,164	-	-	1,377	16,197	-	30	-
1.95%	9,946	-	-	498	31,700	-	383	-
2%	3,971	-	-	1,297	8,125	-	3	-
2.05%	15,973	-	177	4,653	49,274	-	699	-
2.1%	25,703	-	-	618	24,849	-	-	-
2.15%	5,028	-	-	262	13,477	-	23	-
2.2%	23,528	-	784	2,631	25,548	-	438	-
2.25%	5,185	-	-	2,900	15,860	-	14	-
2.3%	-	-	-	16	-	-	-	-
2.35%	273	-	-	-	1,307	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,642	-	-	-	685	-	-	-
2.5%	6,424	-	-	-	2,564	-	-	-
2.6%	6,535	-	-	-	11,244	-	-	-

	$1,292,879	$12	$65,018	$1,265,086	$6,181,237	$8	$340,827	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

0.95%	$62,466	$-	$10,838	$-	$4,391	$166,530	$-	$95,444
1%	13,594	-	3,430	-	1,043	77,266	-	20,323
1.05%	3,072	-	199	-	367	11,021	-	3,606
1.1%	18,029	-	5,813	-	1,601	69,621	-	52,860
1.15%	13,651	-	3,428	-	1,064	31,213	-	32,401
1.2%	47,125	-	4,978	-	1,466	81,913	19,819	70,712
1.25%	5,997	2,711	1,859	-	1,024	19,662	-	11,832
1.3%	17,513	-	371	-	301	9,746	6,483	9,007
1.35%	8,331	-	1,618	-	407	15,068	4,688	16,328
1.4%	6,388	-	3,554	-	2,700	21,614	2,531	20,457
1.45%	342	-	431	-	240	2,901	56	2,083
1.5%	2,039	2,944	104	916	2,723	7,857	253	5,236
1.55%	1,785	-	488	-	145	5,251	-	4,228
1.6%	3,126	1,206	538	457	815	7,754	9	5,836
1.65%	2,433	1,296	924	1,222	2,379	9,676	795	7,992
1.7%	391	-	58	-	2	1,409	106	697
1.75%	1,427	711	246	807	1,065	2,836	5	1,819
1.8%	2,288	-	382	4	522	3,809	60	4,884
1.85%	667	-	60	-	-	506	175	311
1.9%	-	290	103	103	564	360	-	251
1.95%	11	957	16	1,139	3,050	707	-	49
2%	34	360	16	67	14	190	-	167
2.05%	744	924	-	509	1,067	1,150	96	2,216
2.1%	364	1,207	185	549	2,519	199	168	40
2.15%	-	16	2	-	195	63	-	73
2.2%	688	878	37	1,712	2,423	1,144	-	275
2.25%	-	-	22	-	376	1,984	-	307
2.3%	-	-	-	-	-	-	-	-
2.35%	-	28	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	78	-	40	45	-	-	-
2.5%	-	-	-	-	344	-	-	-
2.6%	-	133	-	35	1,542	-	-	-

	$212,505	$13,739	$39,700	$7,560	$34,394	$551,450	$35,244	$369,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

0.95%	$81,052	$-	$404,219	$-	$439,373	$-	$286,620	$44,713
1%	24,802	-	110,952	-	148,973	-	87,196	8,104
1.05%	3,062	-	19,561	-	20,874	-	17,115	1,542
1.1%	41,940	-	173,587	-	134,083	-	78,936	10,898
1.15%	19,397	-	75,607	-	68,950	-	34,813	10,855
1.2%	54,587	-	191,916	-	207,894	-	153,628	25,570
1.25%	9,976	-	33,516	-	35,170	-	21,269	3,097
1.3%	8,464	-	26,710	-	32,667	-	29,227	2,032
1.35%	12,931	-	49,462	-	35,423	-	34,178	4,373
1.4%	12,403	-	56,403	-	64,842	-	28,107	8,766
1.45%	1,714	-	6,991	-	5,893	-	4,219	33
1.5%	2,839	2,000	15,642	5,078	14,333	7,556	20,174	1,404
1.55%	6,337	-	14,615	-	12,886	-	5,847	702
1.6%	5,666	417	25,570	1,500	17,858	5,559	12,824	974
1.65%	5,580	1,302	19,413	3,161	19,597	3,273	23,670	2,085
1.7%	599	-	2,896	-	1,257	-	1,935	-
1.75%	3,288	813	12,777	861	6,316	2,148	9,005	334
1.8%	2,997	56	9,024	46	9,794	2,981	8,528	777
1.85%	352	-	3,205	-	1,189	-	1,696	6
1.9%	55	173	567	724	424	3,545	689	-
1.95%	58	1,708	325	2,637	1,763	5,810	10,092	-
2%	15	17	809	164	334	359	141	-
2.05%	1,233	1,024	2,838	964	3,952	4,274	9,310	299
2.1%	-	1,463	-	3,098	335	3,708	3,474	-
2.15%	107	-	135	4	-	418	1	-
2.2%	851	146	1,480	2,546	521	6,066	7,665	20
2.25%	-	-	4	-	96	-	-	2,204
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	77	-	-	281	-
2.4%	-	-	8	-	-	-	-	-
2.45%	-	-	-	2	-	1,552	1,931	-
2.5%	-	672	-	785	-	970	437	-
2.6%	-	100	-	799	-	901	567	-

	$300,305	$9,891	$1,258,232	$22,446	$1,284,797	$49,120	$893,575	$128,788

	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

0.95%	$2,084	$19,334	$-	$24,735	$604	$-	$8,627	$85,246
1%	2,220	9,439	-	7,196	543	-	2,994	37,438
1.05%	118	680	-	789	19	-	316	6,858
1.1%	1,197	18,745	-	9,270	378	-	5,037	35,173
1.15%	338	4,475	-	5,725	49	-	2,400	32,825
1.2%	1,333	9,727	-	18,157	174	-	2,953	58,739
1.25%	203	1,731	1,846	1,735	4	-	1,893	10,235
1.3%	168	1,771	-	2,814	41	-	885	6,551
1.35%	138	4,792	-	1,888	13	-	1,000	13,679
1.4%	213	2,396	-	1,142	-	-	1,007	10,767
1.45%	49	552	-	255	-	-	81	1,363
1.5%	99	580	-	4,402	-	-	110	5,944
1.55%	108	502	-	967	4	-	256	4,216
1.6%	45	4,573	-	3,880	14	-	368	4,896
1.65%	2	958	-	2,064	-	-	264	10,241
1.7%	35	526	-	63	-	-	53	1,157
1.75%	45	821	-	1,588	-	-	120	1,966
1.8%	190	790	-	765	80	-	-	5,400
1.85%	-	70	-	57	6	-	-	806
1.9%	114	5	-	321	-	-	-	194
1.95%	-	64	-	308	-	54	-	1,014
2%	-	132	-	399	-	-	-	30
2.05%	-	16	-	1,697	-	-	-	761
2.1%	-	-	-	769	-	-	-	601
2.15%	-	4	-	-	-	-	-	15
2.2%	-	52	-	219	-	-	-	119
2.25%	-	2	2,021	-	975	-	-	2,308
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	412	-	-	-	-

	$8,699	$82,737	$3,867	$91,617	$2,904	$54	$28,364	$338,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

0.95%	$142,607	$86,384	$3,141	$16,120	$399	$7,726	$59	$1,428
1%	34,674	27,864	1,182	6,635	-	1,480	-	449
1.05%	4,876	3,442	45	341	-	335	-	-
1.1%	47,343	43,257	1,097	4,380	936	2,276	52	594
1.15%	23,497	21,006	262	3,405	351	1,019	344	68
1.2%	57,235	81,581	2,583	16,963	42	2,094	-	2,384
1.25%	10,554	9,307	240	1,365	127	2,112	-	564
1.3%	6,689	16,018	84	3,339	39	391	32	27
1.35%	14,777	14,275	370	1,514	78	233	-	400
1.4%	14,829	12,934	190	2,565	31	3,096	408	136
1.45%	3,693	997	-	86	-	69	-	-
1.5%	7,113	7,821	14	573	-	4,594	-	1,688
1.55%	3,711	1,465	56	1,126	841	77	-	30
1.6%	10,690	4,102	17	1,195	453	1,159	162	875
1.65%	7,778	5,010	34	690	-	3,270	-	1,346
1.7%	534	505	-	357	-	9	-	-
1.75%	3,026	5,583	-	383	-	1,157	-	877
1.8%	3,420	2,659	-	184	-	666	-	239
1.85%	1,078	33	-	287	-	-	-	-
1.9%	701	-	21	-	-	809	-	69
1.95%	2,856	2,439	-	951	-	3,942	-	1,671
2%	376	396	-	-	-	23	-	-
2.05%	2,189	545	-	-	-	1,463	-	1,386
2.1%	2,752	5,582	-	71	-	3,388	-	639
2.15%	27	144	-	-	-	246	-	431
2.2%	2,217	973	-	15	-	1,940	-	2,365
2.25%	47	4,128	-	422	-	380	-	280
2.3%	-	-	-	-	-	-	-	-
2.35%	324	64	-	-	-	-	-	195
2.4%	4	-	-	-	-	-	-	-
2.45%	131	-	-	-	-	57	-	258
2.5%	148	-	-	-	-	524	-	-
2.6%	333	-	-	-	-	1,993	-	80

	$410,229	$358,514	$9,336	$62,967	$3,297	$46,528	$1,057	$18,479

	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

0.95%	$3,305	$472	$-	$16	$285	$434	$-	$-
1%	1,024	-	-	-	8	-	-	-
1.05%	59	-	-	-	-	-	-	-
1.1%	1,216	266	-	887	1,770	807	-	-
1.15%	94	170	-	58	660	39	-	-
1.2%	5,185	-	-	11	12	-	-	-
1.25%	1,173	-	-	33	12	10	152	-
1.3%	46	-	-	-	50	-	-	-
1.35%	422	137	-	-	-	24	-	-
1.4%	1,439	2,005	-	-	-	54	-	-
1.45%	-	-	-	-	-	56	-	-
1.5%	1,496	-	2,553	-	-	-	6,005	3,350
1.55%	59	1,992	-	-	-	145	-	-
1.6%	7	-	1,177	-	-	61	1,912	1,032
1.65%	719	-	2,980	-	-	-	5,088	11,306
1.7%	3	-	-	-	-	-	-	-
1.75%	66	-	512	-	-	-	314	316
1.8%	43	-	266	-	-	-	1,190	1,178
1.85%	9	-	-	-	-	-	-	-
1.9%	48	-	882	-	-	-	136	349
1.95%	126	-	2,963	-	-	-	3,970	7,010
2%	65	-	-	-	-	-	-	-
2.05%	411	-	4,998	-	-	-	2,237	2,661
2.1%	66	-	3,224	-	-	-	1,936	2,062
2.15%	58	-	102	-	-	-	294	26
2.2%	505	-	140	-	-	-	2,817	911
2.25%	498	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	133
2.4%	-	-	-	-	-	-	-	-
2.45%	77	-	1,514	-	-	-	612	32
2.5%	336	-	88	-	-	-	76	276
2.6%	-	-	504	-	-	-	952	322

	$18,555	$5,042	$21,903	$1,005	$2,797	$1,630	$27,691	$30,964

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$8,292	$239,768	$-	$261,669	$81,601	$62,976	$26,633	$-
1%	2,599	83,383	-	62,686	42,731	15,260	4,421	-
1.05%	106	17,185	-	10,396	6,066	4,253	1,060	-
1.1%	6,513	97,846	-	65,734	19,388	20,949	9,747	-
1.15%	1,933	42,299	-	47,292	8,884	14,814	5,778	-
1.2%	3,610	122,258	-	134,428	35,218	41,771	26,279	-
1.25%	366	21,124	-	25,850	6,107	4,477	2,035	2,631
1.3%	702	21,867	-	32,346	7,954	3,877	2,643	-
1.35%	1,399	27,294	-	44,471	3,067	9,168	3,435	-
1.4%	436	28,645	-	32,240	2,690	11,716	5,312	-
1.45%	21	3,760	-	1,506	985	606	467	-
1.5%	7,203	9,265	5,340	9,263	6,168	2,630	967	-
1.55%	251	10,647	-	8,802	1,299	1,541	1,491	-
1.6%	1,998	10,324	557	11,449	772	5,652	1,820	-
1.65%	6,951	14,947	3,186	7,179	2,815	3,044	517	-
1.7%	81	660	-	818	27	132	547	-
1.75%	1,909	8,854	976	4,789	176	2,426	94	-
1.8%	2,159	9,671	549	3,515	688	2,295	712	-
1.85%	194	1,204	-	788	6	340	1,693	-
1.9%	1,809	461	604	3,110	-	38	-	-
1.95%	10,573	543	2,252	3,467	18	567	2,293	-
2%	19	100	336	158	-	4	-	-
2.05%	3,775	2,727	1,666	1,327	98	872	-	-
2.1%	4,419	340	7,662	4,834	-	-	172	-
2.15%	-	-	283	2,587	-	28	-	-
2.2%	3,812	152	4,273	4,684	294	241	63	-
2.25%	4,790	-	-	15,768	-	16	111	2,805
2.3%	-	-	-	-	-	-	-	-
2.35%	354	-	742	189	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	814	-	-	398	-	-	-	-
2.5%	508	-	76	-	-	-	-	-
2.6%	552	-	425	622	-	-	-	-

	$78,148	$775,324	$28,927	$802,365	$227,052	$209,693	$98,290	$5,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

0.95%	$9,558	$-	$560,318	$-	$11,727	$-	$87,149	$1,167,824
1%	1,764	-	158,044	-	3,560	-	18,905	489,072
1.05%	58	-	26,914	-	470	-	2,212	99,547
1.1%	3,904	-	277,405	-	5,920	-	35,743	382,737
1.15%	3,544	-	132,804	-	2,772	-	19,852	209,963
1.2%	4,844	-	332,049	-	3,975	-	38,950	552,597
1.25%	1,300	-	68,210	-	973	1,134	11,114	96,349
1.3%	499	-	55,262	-	835	-	6,279	105,206
1.35%	1,496	-	75,675	-	2,525	-	15,977	145,390
1.4%	2,136	-	109,033	-	2,141	-	13,436	107,498
1.45%	516	-	15,042	-	-	-	3,745	26,809
1.5%	105	1,500	27,813	16,003	323	-	1,856	28,720
1.55%	296	-	25,767	-	543	-	3,122	21,089
1.6%	736	619	39,384	3,437	130	-	7,902	49,757
1.65%	1,060	1,669	35,045	6,536	705	-	2,373	27,310
1.7%	43	-	4,680	-	73	-	646	10,046
1.75%	407	1,025	11,662	2,986	284	-	1,468	12,602
1.8%	510	5	13,725	4,602	7	-	966	10,601
1.85%	84	-	6,534	-	18	-	720	3,466
1.9%	248	146	484	4,780	-	-	482	772
1.95%	33	1,877	3,809	12,090	31	-	59	234
2%	19	28	2,306	1,594	67	-	-	278
2.05%	-	953	5,065	6,508	-	-	1,050	4,946
2.1%	248	900	273	5,436	-	-	-	-
2.15%	6	3	17	541	-	-	-	238
2.2%	50	1,469	2,556	3,368	-	-	964	1,551
2.25%	29	-	2,158	-	-	1,535	6	9,845
2.3%	-	-	-	-	-	-	-	14
2.35%	-	-	-	1,526	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	60	-	1,368	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	48	-	820	-	-	-	-

	$33,493	$10,302	$1,992,034	$71,595	$37,079	$2,669	$274,976	$3,564,461

	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

0.95%	$145,259	$-	$190,016	$-	$564	$646	$-	$-
1%	67,360	-	71,592	-	-	-	-	-
1.05%	16,693	-	19,610	-	-	-	-	-
1.1%	76,490	-	74,253	-	173	126	-	-
1.15%	24,171	-	35,593	-	-	55	-	-
1.2%	57,996	-	94,917	-	-	-	-	-
1.25%	10,894	-	17,494	-	45	-	-	-
1.3%	7,142	-	17,634	-	-	-	-	-
1.35%	9,639	-	20,724	-	24	-	-	-
1.4%	13,115	-	29,469	-	212	732	-	-
1.45%	1,714	-	3,548	-	-	-	-	-
1.5%	3,573	668	7,811	5,090	-	-	508	135
1.55%	2,330	-	5,881	-	523	1,787	-	-
1.6%	1,355	53	6,995	4,058	-	-	2,587	-
1.65%	3,473	286	9,230	4,127	-	-	290	165
1.7%	407	-	1,486	-	-	-	-	-
1.75%	1,848	-	1,150	1,886	-	-	103	230
1.8%	1,074	-	4,098	554	-	-	102	66
1.85%	59	-	158	-	-	-	-	-
1.9%	144	26	212	455	-	-	-	-
1.95%	-	201	219	2,113	-	-	2,129	781
2%	22	-	230	55	-	-	-	-
2.05%	1,327	-	1,772	6,820	-	-	1,923	581
2.1%	-	273	294	4,017	-	-	1,731	317
2.15%	-	-	-	-	-	-	63	47
2.2%	252	-	231	1,351	-	-	1,184	1,150
2.25%	68	-	253	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	54	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	346	-	2,061	-	-	-	-
2.5%	-	-	-	189	-	-	-	-
2.6%	-	1	-	479	-	-	-	136

	$446,405	$1,854	$614,870	$33,309	$1,541	$3,346	$10,620	$3,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

0.95%	$-	$19,017	$519,982	$-	$-	$-	$1,242,842	$80,643
1%	-	9,360	113,306	-	-	-	493,606	23,167
1.05%	-	958	27,636	-	-	-	80,864	4,203
1.1%	-	6,066	233,631	-	-	-	441,845	29,989
1.15%	-	3,435	143,668	-	-	-	211,430	13,781
1.2%	-	11,534	290,703	-	-	-	672,568	44,530
1.25%	-	615	50,587	-	-	-	118,288	7,833
1.3%	-	2,331	60,238	-	-	-	118,351	5,989
1.35%	-	2,456	83,665	-	-	-	150,676	14,108
1.4%	-	3,159	106,130	-	-	-	173,320	12,359
1.45%	-	1,160	15,723	-	-	-	33,546	2,086
1.5%	15,786	394	15,779	21,798	33,844	4,452	39,313	1,490
1.55%	-	263	25,818	-	-	-	33,148	2,402
1.6%	2,371	397	52,603	7,471	9,026	1,362	54,522	6,124
1.65%	7,442	150	31,246	19,088	23,558	997	58,934	1,890
1.7%	-	26	13,575	-	-	-	8,421	370
1.75%	2,838	33	31,135	8,866	13,061	1,269	21,976	1,328
1.8%	779	-	16,119	2,395	5,042	928	19,306	2,796
1.85%	-	418	7,277	-	-	-	5,628	1,830
1.9%	76	-	204	2,949	6,315	296	1,570	28
1.95%	5,128	8	65	21,420	34,883	2,317	2,841	849
2%	339	-	453	599	1,563	41	2,031	142
2.05%	5,459	-	2,604	11,330	10,694	1,779	7,216	377
2.1%	9,292	-	-	11,667	23,860	4,452	151	35
2.15%	1,179	-	21	540	336	-	148	-
2.2%	2,766	-	1,363	6,574	18,381	1,412	3,237	23
2.25%	-	-	1,764	-	-	-	29,686	91
2.3%	-	-	-	-	-	-	17	-
2.35%	378	-	-	462	1,945	-	-	-
2.4%	-	-	-	-	-	-	8	-
2.45%	1,216	-	-	926	964	-	-	-
2.5%	5,390	-	-	897	2,345	-	-	-
2.6%	317	-	-	2,408	2,372	675	-	-

	$60,756	$61,780	$1,845,295	$119,390	$188,189	$19,980	$4,025,489	$258,463

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.95%	$897,430	$-	$28,992	$-	$16,127	$-	$7,146	$-
1%	336,880	-	10,071	-	8,832	-	2,217	-
1.05%	69,291	-	1,103	-	1,358	-	162	-
1.1%	364,114	-	14,596	-	11,381	-	7,970	-
1.15%	162,574	-	2,519	-	1,507	-	3,258	-
1.2%	445,551	-	12,817	-	10,888	-	4,992	-
1.25%	73,167	-	3,530	264	1,312	644	1,180	2,864
1.3%	63,375	-	4,277	-	485	-	262	-
1.35%	121,203	-	390	-	1,373	-	2,814	-
1.4%	130,937	-	3,085	-	1,978	-	264	-
1.45%	16,133	-	-	-	149	-	-	-
1.5%	31,917	25,484	733	-	1,567	-	-	-
1.55%	27,245	-	1,628	-	3,489	-	93	-
1.6%	55,374	6,064	924	-	69	-	-	-
1.65%	41,091	15,704	7,510	-	329	-	20	-
1.7%	4,576	-	-	-	-	-	4	-
1.75%	21,461	8,082	283	-	-	-	-	-
1.8%	16,109	6,304	242	-	2,088	-	4	-
1.85%	3,066	-	2	-	350	-	-	-
1.9%	1,164	6,868	-	-	-	-	-	-
1.95%	2,188	20,065	-	-	501	-	-	-
2%	2,009	62	-	-	-	-	-	-
2.05%	7,000	5,789	-	-	-	-	-	-
2.1%	-	12,647	-	-	-	-	-	-
2.15%	115	16	-	-	-	-	-	-
2.2%	1,646	11,072	-	-	-	-	-	-
2.25%	9,249	-	-	15	-	1,077	-	1,983
2.3%	13	-	-	-	-	-	-	-
2.35%	-	439	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	1,800	-	-	-	-	-	-
2.5%	-	960	-	-	-	-	-	-
2.6%	-	4,293	-	-	-	-	-	-

	$2,904,878	$125,649	$92,702	$279	$63,783	$1,721	$30,386	$4,847

	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

0.95%	$82,225	$548,796	$-	$235,053	$183,642	$246,558	$96,387	$-
1%	46,950	276,504	-	97,630	32,614	57,327	33,475	-
1.05%	13,056	50,430	-	22,568	6,250	9,395	3,535	-
1.1%	16,819	191,064	-	75,731	33,472	74,334	43,549	-
1.15%	5,358	72,716	-	34,915	19,872	44,285	19,027	-
1.2%	27,405	306,134	-	101,121	72,086	155,042	56,095	-
1.25%	4,998	53,981	-	15,134	5,887	23,402	9,425	6,384
1.3%	4,819	43,222	-	24,923	14,158	34,528	10,444	-
1.35%	4,902	64,216	-	19,954	15,311	23,940	11,940	-
1.4%	3,028	52,894	-	23,401	12,806	36,835	17,971	-
1.45%	744	6,897	-	1,365	2,479	4,243	3,976	-
1.5%	2,227	21,065	8,941	8,131	2,316	5,938	2,724	21,766
1.55%	1,340	14,695	-	5,288	3,884	6,580	2,335	-
1.6%	296	16,387	3,025	6,818	2,505	13,494	5,384	8,625
1.65%	2,965	20,256	7,874	6,728	2,004	9,399	10,009	18,712
1.7%	606	4,251	-	1,724	1,584	2,323	938	-
1.75%	67	7,068	3,193	6,122	797	8,647	584	7,017
1.8%	112	8,419	1,552	3,312	510	5,542	1,003	2,844
1.85%	112	2,299	-	325	570	1,336	2,221	-
1.9%	324	748	703	-	-	1,810	362	4,269
1.95%	-	2	3,362	7	-	2,831	2,938	18,654
2%	-	221	351	72	12	-	999	2,612
2.05%	249	1,771	5,282	913	2	1,004	851	14,422
2.1%	-	-	6,205	98	-	1,380	210	17,034
2.15%	-	-	19	-	-	-	-	106
2.2%	12	971	6,737	1,126	325	158	72	9,067
2.25%	-	1,479	-	-	-	16,020	-	12,301
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	451
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	2,042	-	-	-	-	2,771
2.5%	-	-	840	-	-	-	-	2,814
2.6%	-	-	1,175	-	-	-	-	1,434

	$218,614	$1,766,486	$51,301	$692,459	$413,086	$786,351	$336,454	$151,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

0.95%	$82,511	$-	$137,682	$51,310	$109,465	$-	$56,445	$32,417
1%	44,350	-	34,349	13,169	40,541	-	17,097	14,950
1.05%	8,959	-	6,810	2,243	8,560	-	1,072	1,291
1.1%	13,978	-	51,300	17,760	50,300	-	18,346	9,877
1.15%	6,161	-	24,990	9,042	18,249	-	8,965	2,889
1.2%	46,600	-	90,641	22,693	87,769	-	30,167	14,584
1.25%	7,743	-	13,206	5,375	16,567	5,615	10,583	5,058
1.3%	6,385	-	13,681	4,207	31,724	-	2,517	3,911
1.35%	4,383	-	14,232	7,246	39,266	-	4,053	4,588
1.4%	2,568	-	30,465	6,665	18,317	-	6,560	6,274
1.45%	1,143	-	1,712	916	9,554	-	2,031	3,036
1.5%	2,191	13,690	4,970	642	3,605	-	570	1,302
1.55%	647	-	4,873	614	1,245	-	1,975	1,238
1.6%	285	6,640	5,034	4,724	6,953	-	3,427	6,712
1.65%	1,776	14,866	6,527	1,960	16,090	-	1,181	439
1.7%	191	-	554	431	414	-	408	26
1.75%	345	2,707	2,647	1,745	2,793	-	625	1,028
1.8%	492	2,308	3,501	876	760	-	736	192
1.85%	4	-	1,635	318	1,828	-	483	72
1.9%	-	3,195	-	-	22	-	-	27
1.95%	-	17,126	57	103	878	-	1,707	81
2%	-	808	129	-	2,075	-	-	147
2.05%	756	5,372	1,160	415	-	-	-	422
2.1%	-	12,413	321	-	36	-	91	-
2.15%	-	16	-	-	-	-	-	-
2.2%	553	6,958	535	258	12	-	26	18
2.25%	-	-	-	721	5,650	3,647	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	128	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,239	-	-	-	-	-	-
2.5%	-	2,328	-	-	-	-	-	-
2.6%	-	951	-	-	-	-	-	-

	$232,021	$91,745	$451,011	$153,433	$472,673	$9,262	$169,065	$110,579

	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

0.95%	$-	$38,260	$154,823	$4,191	$79,874	$3,105	$134,588	$118,820
1%	-	11,490	46,924	1,401	28,743	832	63,005	43,540
1.05%	-	1,434	10,497	140	9,141	26	8,612	10,247
1.1%	-	11,514	40,022	2,078	31,140	2,267	54,066	40,162
1.15%	-	5,087	30,806	740	18,648	1,756	22,624	12,859
1.2%	-	11,573	79,719	4,767	32,872	886	69,546	48,897
1.25%	465	7,413	14,177	539	6,988	1,002	12,199	4,761
1.3%	-	1,524	27,689	128	4,292	125	12,180	12,955
1.35%	-	2,656	22,887	1,053	11,994	1,168	11,267	8,380
1.4%	-	11,643	30,728	477	9,013	137	17,137	8,390
1.45%	-	469	2,860	175	3,316	117	2,731	783
1.5%	-	726	2,037	352	2,896	74	4,593	1,351
1.55%	-	820	5,988	356	3,600	-	2,413	1,442
1.6%	-	2,335	7,140	1,948	3,543	175	7,612	4,381
1.65%	-	724	3,717	766	3,813	72	8,926	3,695
1.7%	-	111	2,644	80	594	-	993	475
1.75%	-	736	2,591	145	4,017	166	4,337	6,451
1.8%	-	450	5,616	66	1,036	-	1,548	1,879
1.85%	-	189	5,993	192	759	-	477	616
1.9%	-	21	-	-	217	-	504	-
1.95%	-	647	10,280	1,670	1,615	33	351	4
2%	-	-	1,593	-	-	-	74	9
2.05%	-	-	68	-	540	-	450	173
2.1%	-	35	744	36	92	-	236	-
2.15%	-	-	-	-	-	-	86	-
2.2%	-	9	313	9	31	-	968	256
2.25%	-	-	165	-	10	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$465	$109,866	$510,021	$21,309	$258,784	$11,941	$441,523	$330,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

0.95%	$10,505	$2,762	$9,573	$-	$449,046	$313,060	$206,238	$-
1%	1,220	666	4,655	-	157,923	64,466	47,986	-
1.05%	422	-	1,280	-	25,231	12,644	6,539	-
1.1%	1,784	1,304	5,916	-	209,445	128,513	103,972	-
1.15%	996	565	1,627	-	114,992	65,566	50,920	-
1.2%	2,064	1,732	7,141	-	218,918	195,867	140,314	-
1.25%	971	348	1,224	-	42,186	32,778	19,322	-
1.3%	333	201	431	-	29,901	26,508	18,453	-
1.35%	244	73	297	-	59,324	39,120	37,561	-
1.4%	309	1,284	287	-	78,170	66,878	46,459	-
1.45%	35	-	68	-	9,256	7,199	3,948	-
1.5%	146	1,645	75	12,078	21,873	22,219	11,976	7,936
1.55%	439	-	43	-	13,816	9,480	8,706	-
1.6%	49	909	1,533	5,565	26,202	25,692	18,015	5,606
1.65%	107	1,389	882	7,533	30,047	23,877	24,256	3,901
1.7%	8	-	313	-	3,746	2,406	485	-
1.75%	-	689	977	3,967	9,789	14,889	8,488	3,637
1.8%	71	-	20	5,001	10,514	8,121	11,775	3,772
1.85%	-	-	-	-	1,574	1,358	1,270	-
1.9%	-	-	51	2,517	2,127	5,191	872	1,426
1.95%	-	886	616	8,523	1,704	11,700	798	8,531
2%	-	267	-	83	654	1,720	1,292	379
2.05%	105	919	501	2,203	2,427	11,464	1,311	5,297
2.1%	-	270	570	3,329	-	7,899	453	5,548
2.15%	-	205	-	166	-	636	-	736
2.2%	-	457	-	4,939	323	11,193	412	7,080
2.25%	343	-	708	-	14,781	9	107	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	230	-	684
2.4%	-	-	-	-	-	-	9	-
2.45%	-	482	155	97	-	836	-	676
2.5%	-	228	-	883	-	1,259	-	383
2.6%	-	97	-	1,298	-	1,776	-	198

	$20,151	$17,378	$38,943	$58,182	$1,533,969	$1,114,554	$771,937	$55,790

	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.95%	$8,858	$286	$-	$386,870	$-	$29,489	$-	$166,346
1%	2,131	79	-	174,403	-	11,678	-	88,022
1.05%	14	-	-	23,496	-	1,194	-	13,254
1.1%	1,175	401	-	156,785	-	20,781	-	79,320
1.15%	822	145	-	77,602	-	3,321	-	32,387
1.2%	2,825	105	-	202,021	-	13,550	-	97,072
1.25%	284	23	297	39,654	-	4,286	1,895	22,134
1.3%	8	346	-	32,580	-	1,931	-	14,712
1.35%	927	-	-	58,642	-	4,233	-	16,371
1.4%	654	22	-	56,304	-	2,450	-	22,677
1.45%	1	-	-	11,306	-	40	-	5,556
1.5%	23	65	-	17,832	9,851	1,551	-	5,879
1.55%	-	108	-	10,675	-	461	-	1,517
1.6%	-	42	-	13,169	4,687	1,082	-	5,751
1.65%	104	-	-	23,362	11,456	517	-	10,107
1.7%	-	-	-	2,447	-	576	-	678
1.75%	27	-	-	9,194	3,898	509	-	2,075
1.8%	30	-	-	10,140	1,280	191	-	2,408
1.85%	-	-	-	1,335	-	449	-	746
1.9%	-	-	-	685	1,899	-	-	805
1.95%	-	-	-	257	4,695	2	-	109
2%	-	-	-	189	310	-	-	-
2.05%	7	-	-	1,178	3,669	173	-	171
2.1%	-	-	-	-	8,817	-	-	18
2.15%	-	-	-	9	-	-	-	106
2.2%	7	-	-	1,336	2,330	-	-	574
2.25%	-	-	-	2,166	-	-	-	1
2.3%	-	-	-	-	-	-	-	12
2.35%	-	-	-	-	434	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	487	-	-	-
2.5%	-	-	-	-	186	-	-	-
2.6%	-	-	-	-	649	-	-	-

	$17,897	$1,622	$297	$1,313,637	$54,648	$98,464	$1,895	$588,808

	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

0.95%	$-	$872	$101	$136	$171	$1,572	$665	$119
1%	-	47	-	-	-	99	21	2
1.05%	-	-	-	-	-	-	-	-
1.1%	-	4,003	1,198	451	765	4,335	1,756	3,895
1.15%	-	1,775	496	96	301	1,120	416	2,095
1.2%	-	435	114	-	24	651	-	205
1.25%	-	458	1	50	46	-	-	58
1.3%	-	394	212	43	-	121	142	142
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	13,995	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	8,517	-	-	-	-	-	-	-
1.65%	13,113	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	2,581	-	-	-	-	-	-	-
1.8%	1,385	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	1,947	-	-	-	-	-	-	-
1.95%	14,208	-	-	-	-	-	-	-
2%	51	-	-	-	-	-	-	-
2.05%	3,680	-	-	-	-	-	-	-
2.1%	6,427	-	-	-	-	-	-	-
2.15%	227	-	-	-	-	-	-	-
2.2%	2,784	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,645	-	-	-	-	-	-	-
2.5%	1,578	-	-	-	-	-	-	-
2.6%	531	-	-	-	-	-	-	-

	$72,669	$7,984	$2,122	$776	$1,307	$7,898	$3,000	$6,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

0.95%	$1,653	$32	$-	$5,358	$-	$-	$-	$3,727
1%	152	-	-	252	-	-	-	11,702
1.05%	-	-	-	-	-	-	-	253
1.1%	10,334	195	183	12,297	-	-	-	22,472
1.15%	4,832	80	-	3,464	-	-	-	3,012
1.2%	472	-	-	39	-	-	-	10,104
1.25%	740	-	47	599	129	-	-	2,148
1.3%	78	-	-	260	-	-	-	3,939
1.35%	-	-	-	-	-	-	-	561
1.4%	-	-	-	-	-	-	-	774
1.45%	-	-	-	-	-	-	-	95
1.5%	-	-	-	-	-	3,573	23,167	525
1.55%	-	-	-	-	-	-	-	286
1.6%	-	-	-	-	-	2,553	12,208	3,001
1.65%	-	-	-	-	-	1,424	22,466	720
1.7%	-	-	-	-	-	-	-	1,855
1.75%	-	-	-	-	-	1,278	8,390	-
1.8%	-	-	-	-	-	1,172	3,756	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	1,663	6,602	-
1.95%	-	-	-	-	-	4,587	22,362	-
2%	-	-	-	-	-	514	661	-
2.05%	-	-	-	-	-	4,205	11,174	-
2.1%	-	-	-	-	-	2,761	17,655	-
2.15%	-	-	-	-	-	489	1,897	-
2.2%	-	-	-	-	-	2,249	11,397	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	226	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	409	1,715	-
2.5%	-	-	-	-	-	364	1,776	-
2.6%	-	-	-	-	-	95	3,739	-

	$18,261	$307	$230	$22,269	$129	$27,336	$149,191	$65,174

	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

0.95%	$130	$60,112	$47,512	$59,435	$55,348	$62,094	$95,651	$58,144
1%	48	7,100	14,440	10,785	28,093	22,902	49,560	17,311
1.05%	-	383	2,861	1,312	3,775	4,027	6,417	3,031
1.1%	4,491	8,704	15,781	9,137	13,143	13,503	19,352	15,672
1.15%	1,674	6,051	7,133	6,748	3,422	6,115	14,043	6,346
1.2%	119	22,186	31,167	28,107	35,973	25,714	71,619	21,714
1.25%	76	3,590	6,032	5,018	2,290	3,066	5,393	1,422
1.3%	11	1,360	6,969	2,656	12,126	5,343	23,462	1,988
1.35%	-	1,860	5,380	3,283	4,974	4,400	11,257	5,581
1.4%	-	2,911	14,280	7,483	4,311	1,808	8,895	5,253
1.45%	-	462	337	43	382	1,128	1,764	-
1.5%	-	241	702	2,266	1,628	3,644	2,404	155
1.55%	-	221	145	759	1,729	1,485	2,669	-
1.6%	-	1,263	1,406	1,241	232	1,176	1,313	945
1.65%	-	896	628	2,597	4,719	1,120	2,258	444
1.7%	-	21	457	218	431	174	428	28
1.75%	-	353	63	70	3,268	110	1,039	-
1.8%	-	356	607	90	671	769	1,806	614
1.85%	-	23	1,384	208	17	11	751	17
1.9%	-	21	21	-	22	2	-	-
1.95%	-	-	22	444	-	-	913	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	881	492	60	552	1,918	161
2.1%	-	-	-	98	-	-	94	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	26	-	437	779	68
2.25%	-	4,557	5,449	3,063	-	-	118	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$6,549	$122,671	$163,657	$145,579	$176,614	$159,580	$323,903	$138,894

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

0.95%	$742,707	$204,979	$407,682	$467,079	$79,304	$24,628	$108,048	$527,379
1%	29,565	7,276	13,148	18,787	2,282	528	1,895	20,829
1.05%	6,520	1,885	5,607	3,932	419	147	758	4,141
1.1%	913,689	202,315	395,629	482,144	83,070	48,055	150,521	530,396
1.15%	373,615	97,691	170,007	190,446	40,992	19,426	55,638	225,518
1.2%	51,183	9,022	16,270	17,104	2,646	1,042	5,087	21,105
1.25%	60,644	15,354	29,570	26,575	4,948	2,204	9,306	28,476
1.3%	12,284	5,278	7,966	4,359	597	145	1,458	8,555
1.35%	43,539	10,988	15,500	20,624	4,476	1,343	6,000	24,067
1.4%	245,525	43,160	115,662	86,593	17,141	4,460	43,113	107,858
1.45%	80,265	15,580	29,087	38,527	5,751	976	10,812	54,034
1.5%	30,114	5,431	17,043	23,262	2,633	155	2,407	29,305
1.55%	153,938	16,810	41,005	59,965	11,991	6,665	40,291	62,322
1.6%	84,351	17,704	45,246	41,830	8,050	1,336	11,675	58,424
1.65%	34,502	10,031	12,941	31,562	4,122	605	1,403	36,354
1.7%	2,144	35	386	772	286	147	315	1,215
1.75%	2,172	1,288	2,658	1,475	70	-	149	2,079
1.8%	6,732	1,754	4,357	5,041	332	760	2,904	4,478
1.85%	6,216	1,646	1,074	2,946	371	194	3,767	3,893
1.9%	156	27	314	221	6	-	3	338
1.95%	20,554	1,472	1,211	1,713	-	-	3,749	3,315
2%	4,259	621	8,056	2,438	144	-	1,959	2,778
2.05%	176	19	144	352	-	60	30	236
2.1%	102	65	54	51	-	228	21	20
2.15%	37	73	467	-	-	-	-	222
2.2%	9	-	-	-	-	-	-	-
2.25%	165	19	1,389	2,470	-	-	1,082	2,225
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2,905,163	$670,523	$1,342,473	$1,530,268	$269,631	$113,104	$462,391	$1,759,562

	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

0.95%	$248,696	$161,280	$61,225	$12,598	$38,677	$182,430	$17,915	$25,232
1%	8,496	3,754	859	280	651	18,766	516	539
1.05%	2,163	2,618	404	191	555	8,902	25	52
1.1%	289,865	174,358	73,896	14,797	46,739	170,192	30,214	40,206
1.15%	129,963	64,616	28,397	4,315	16,000	98,157	6,711	12,430
1.2%	10,316	6,961	2,091	1,034	2,386	5,542	1,301	1,289
1.25%	20,527	6,272	3,489	608	2,381	7,214	1,421	1,272
1.3%	4,957	326	480	227	168	1,740	222	33
1.35%	12,390	6,032	1,751	411	1,474	5,498	1,299	2,571
1.4%	48,843	25,967	17,402	2,364	10,351	35,222	4,398	8,079
1.45%	10,410	6,571	1,327	246	2,992	21,261	386	481
1.5%	12,058	12,202	1,576	86	1,239	7,399	571	668
1.55%	27,918	19,725	11,337	896	4,350	42,512	2,124	5,373
1.6%	27,367	12,366	2,813	799	2,892	26,838	1,860	2,196
1.65%	2,832	2,581	454	20	2,509	9,818	52	493
1.7%	271	134	98	22	245	455	223	56
1.75%	121	37	80	23	45	41	39	48
1.8%	2,074	1,178	1,303	-	349	1,383	151	326
1.85%	819	1,686	228	66	245	208	283	360
1.9%	120	122	-	-	14	54	15	-
1.95%	831	3,357	-	-	50	676	-	-
2%	1,026	2,378	182	66	429	4,714	-	115
2.05%	19	56	2	1	13	62	7	8
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	7	3,252	-	-	383	4,010	-	60
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$862,089	$517,829	$209,394	$39,050	$135,137	$653,094	$69,733	$101,887

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

0.95%	$279,122	$239,327	$23,720	$172,327	$130,388	$5,894	$9,058	$5,404
1%	6,050	6,897	437	617	24,561	927	5,054	1,804
1.05%	1,439	2,128	101	1,542	4,048	38	1,459	902
1.1%	332,849	255,460	39,610	238,025	72,090	728	418	334
1.15%	124,138	112,230	12,761	108,415	42,009	1,746	51	21
1.2%	11,441	10,077	1,335	6,937	98,664	4,805	1,054	800
1.25%	13,673	13,384	1,945	9,721	13,403	56	407	-
1.3%	2,980	741	109	3,150	12,394	320	154	-
1.35%	13,144	11,812	1,810	13,016	23,945	346	-	-
1.4%	70,593	48,760	4,028	50,723	28,503	454	42	-
1.45%	9,474	5,733	997	25,942	2,853	-	24	-
1.5%	13,506	12,892	339	11,973	8,244	94	338	-
1.55%	45,866	22,595	2,308	25,019	6,070	473	-	-
1.6%	27,157	15,341	2,511	32,577	11,329	87	-	-
1.65%	5,391	4,977	161	14,301	12,114	141	119	-
1.7%	541	558	150	355	893	104	-	-
1.75%	365	149	-	923	5,431	-	-	-
1.8%	3,457	2,889	-	1,572	7,828	-	-	-
1.85%	2,699	2,670	261	2,324	511	-	-	-
1.9%	113	114	-	163	523	26	-	-
1.95%	3,569	1,777	-	3,093	144	-	-	-
2%	1,546	808	116	2,563	222	-	-	-
2.05%	5	14	1	92	4,024	324	-	-
2.1%	32	20	-	48	53	-	-	-
2.15%	43	-	-	56	100	-	-	-
2.2%	-	-	-	-	529	-	-	-
2.25%	51	733	-	619	3	-	-	-
2.3%	-	-	-	-	20	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$969,244	$772,086	$92,700	$726,093	$510,896	$16,563	$18,178	$9,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	BF	SGRF	JPMCVP	WGIP

0.95%	$55,412	$26,684	$11,189	$15,017
1%	19,192	9,602	3,414	6,674
1.05%	3,653	1,543	724	3,302
1.1%	26,223	9,458	4,381	858
1.15%	8,720	4,537	1,348	247
1.2%	31,464	14,833	6,659	6,049
1.25%	4,060	2,946	965	684
1.3%	5,222	2,559	2,017	1,227
1.35%	6,363	2,482	1,116	72
1.4%	11,891	3,814	1,350	144
1.45%	634	349	123	13
1.5%	1,008	1,414	272	166
1.55%	3,055	1,251	358	379
1.6%	2,744	1,551	737	-
1.65%	4,233	807	270	11
1.7%	321	350	55	6
1.75%	1,536	221	71	-
1.8%	702	1,173	334	-
1.85%	210	132	88	3
1.9%	41	36	46	-
1.95%	192	173	-	-
2%	-	31	-	-
2.05%	144	51	160	-
2.1%	-	77	-	-
2.15%	-	-	-	-
2.2%	13	15	239	-
2.25%	-	440	-	-
2.3%	-	-	-	-
2.35%	-	-	-	-
2.4%	-	-	-	-
2.45%	-	-	-	-
2.5%	-	-	-	-
2.6%	-	-	-	-

	$187,033	$86,529	$35,916	$34,852

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $76,474,213 and $60,787,961, respectively, and total transfers from the Account to the fixed account were $230,731,783 and $258,700,749, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $40,928,605 and $19,706,594 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,961,432,920	0	$7,961,432,920
Net Accounts Payable of $41,279 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF (BBCMAG)	$11,851	$516,762
Large Cap VIF (BBGI)	32,694	1,499,369
Mid Cap Growth VIF (BBCA)	42,573	471,980
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	15,972,720	384,151
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	1,189,043	2,094
U.S. Equity Flex I Portfolio (WSCP)	4,879,654	211,568
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	11,476,045	3,012,739
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	13,227	8,080
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	12,379,551	18,190,167
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	4,882,100	5,790,964
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	96,534	2,772,426
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	397,854	2,906,556
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	21,033,098	18,419,106
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	2,807,917	8,812,543
Investors Growth Stock Series - Service Class (MIGSC)	6,724	15,974
Mid Cap Growth Series - Service Class (MMCGSC)	112,629	389,702
New Discovery Series - Service Class (MNDSC)	192,838	247,799
Value Series - Service Class (MVFSC)	11,332,735	13,626,605
Core Plus Fixed Income Portfolio - Class I (MSVFI)	8,839,658	12,560,891
Core Plus Fixed Income Portfolio - Class II (MSVF2)	148,306	230,965
Emerging Markets Debt Portfolio - Class I (MSEM)	1,201,638	3,795,504
Mid Cap Growth Portfolio- class I (MSVMG)	4,713,763	24,978,308
U.S. Real Estate Portfolio - Class I (MSVRE)	6,985,076	222,806,624
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	1,105,141	122,924
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	399,928	21,741
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	6,979,752	10,323,694
American Funds NVIT Bond Fund - Class II (GVABD2)	23,156,469	29,330,750
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	8,338,067	8,721,523
American Funds NVIT Growth Fund - Class II (GVAGR2)	14,488,498	8,904,493
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,408,384	3,189,169
Federated NVIT High Income Bond Fund - Class I (HIBF)	3,629,911	13,610,828
Federated NVIT High Income Bond Fund - Class III (HIBF3)	37,473,463	36,540,954
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	127,835	746,597
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	11,168,490	31,060,889
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	299,371	617,500
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	1,208	3,872
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	859,460	13,031,827
Gartmore NVIT International Equity Fund - Class I (GIG)	426,490	403,341
Gartmore NVIT International Equity Fund - Class III (GIG3)	7,657,855	19,032,058
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	21,502	9,607
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	117,835	1,371,724
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	693,295	3,377,219
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	102,122,127	10,237,535
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	734,631	5,854,577
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,535	11
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	1,516,297	1,325,338
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,359,396	1,398,445
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,223,361	2,708,232
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,350,696	2,253,161
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	7,906,469	3,218,520
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	3,610,953	1,574,025
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	4,728,928	3,004,770
NVIT Core Bond Fund - Class I (NVCBD1)	11,098,005	5,040,603
NVIT Core Bond Fund - Class II (NVCBD2)	608,462	48,363
NVIT Core Plus Bond Fund - Class II (NVLCP2)	7,469,340	4,079,697
NVIT Fund - Class I (TRF)	3,635,604	37,481,978
NVIT Fund - Class II (TRF2)	144,083	156,549
NVIT Global Financial Services Fund - Class I (GVGF1)	161	1,517
NVIT Global Financial Services Fund - Class III (GVGFS)	1,521,889	5,189,244
NVIT Government Bond Fund - Class I (GBF)	21,161,215	113,947,401
NVIT Government Bond Fund - Class II (GBF2)	1,049,050	3,463,032
NVIT Growth Fund - Class I (CAF)	1,100,118	4,316,244
NVIT Health Sciences Fund - Class I (GVGH1)	693	15,781
NVIT Health Sciences Fund - Class III (GVGHS)	3,805,394	14,748,328
NVIT International Index Fund - Class VIII (GVIX8)	1,361,596	1,197,500
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5,929,525	15,631,471
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,475,097	3,623
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	860,998	132,615
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	10,976,612	25,971,592
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	67,743,309	83,449,352
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,428,186	36,796,429
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	7,666,909	33,224,572
NVIT Leaders Fund - Class I (GVUS1)	38	3,587
NVIT Leaders Fund - Class III (GVUSL)	509,250	4,218,683
NVIT Mid Cap Index Fund - Class I (MCIF)	5,849,560	30,394,580
NVIT Money Market Fund - Class I (SAM)	81,943,744	372,605,727
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	10,877	8
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	68,940,094	9,008,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	53	378
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,244,324	18,445,965
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	90,440	517,827
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	8,758,878	778,691
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,067,117	86,771
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	7,136,712	2,209,299
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	105,443,527	13,867,570
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	7,713,091	1,008,271
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	82,703,918	13,976,681
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,635,777	22,261,297
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	29,517	199,621
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,846,837	51,595,261
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	68,083	586,707
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,590,512	54,958,941
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	128,735	987,027
NVIT Multi-Sector Bond Fund - Class I (MSBF)	40,105,614	52,848,768
NVIT Short Term Bond Fund - Class II (NVSTB2)	31,348,628	11,474,574
NVIT Technology & Communications Fund - Class I (GGTC)	76,955	302,060
NVIT Technology & Communications Fund - Class III (GGTC3)	7,583,709	5,373,520
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	4,145	211,966
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	608,926	3,660,188
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,466,365	42,930
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	12,171	53
Templeton NVIT International Value Fund - Class III (NVTIV3)	5,418,189	489,786
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	8,093,320	28,210,395
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	101,522,843	17,052,010
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	13,334,416	16,796,061
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	4,305,475	283,530
Low Duration Portfolio - Advisor Class (PMVLAD)	19,542,480	1,195,508
V.I. Basic Balanced Fund - Series I (AVB)	98,900	138,521
V.I. Basic Value Fund - Series II (AVBV2)	8,099,240	15,927,512
V.I. Capital Appreciation Fund - Series I (AVCA)	12,652	15,200
V.I. Capital Appreciation Fund - Series II (AVCA2)	1,935,920	2,646,213
V.I. Capital Development Fund - Series II (AVCD2)	930,654	1,873,466
V.I. Core Equity Fund - Series I (AVGI)	175,020	75,590
V.I. Core Equity Fund - Series II (AVCE2)	232,595	761,572
V.I. Global Health Care Fund - Series I (IVHS)	37,510	37,130
V.I. Global Real Estate Fund - Series I (IVRE)	85,588	171,234
V.I. Large Cap Growth Fund - Series I (AVLCG)	6,175	425,930
VPS Growth and Income Portfolio - Class B (ALVGIB)	94,616	373,847
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	144,399	321,174
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	7,480,894	6,658,816
VP Income & Growth Fund - Class I (ACVIG)	3,731,439	20,220,893
VP Income & Growth Fund - Class II (ACVIG2)	114,945	412,218
VP Inflation Protection Fund - Class II (ACVIP2)	14,896,451	17,012,112
VP International Fund - Class I (ACVI)	843,899	40,569,346
VP International Fund - Class III (ACVI3)	1,118,468	40,232,669
VP Mid Cap Value Fund - Class I (ACVMV1)	6,067,441	9,583,201
VP Mid Cap Value Fund - Class II (ACVMV2)	74,993	54,488
VP Ultra(R) Fund - Class I (ACVU1)	228,886	8,689,625
VP Ultra(R) Fund - Class II (ACVU2)	54,641	1,576,850
VP Value Fund - Class I (ACVV)	12,190,638	89,020,840
VP Value Fund - Class II (ACVV2)	428,998	1,760,055
VP Vista(SM) Fund - Class I (ACVVS1)	274,518	11,005,178
VP Vista(SM) Fund - Class II (ACVVS2)	152	520,037
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	15,806,220	29,879,237
Stock Index Fund, Inc. - Initial Shares (DSIF)	39,369,388	75,047,933
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	711,625	6,538,884
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	674	13,530
Appreciation Portfolio - Initial Shares (DCAP)	8,790,780	17,843,295
Appreciation Portfolio - Service Shares (DCAPS)	289,118	859,981
Developing Leaders Portfolio - Initial Shares (DSC)	14,273	20,774
International Value Portfolio - Initial Shares (DVIV)	10,323	51,440
Capital Appreciation Fund II - Service Shares (FCA2S)	22,201	115,241
Clover Value Fund II - Service Shares (FALFS)	4,946	96,941
High Income Bond Fund II - Service Shares (FHIBS)	753,719	1,149,786
Market Opportunity Fund II - Service Shares (FVMOS)	5,149,923	6,589,496
Quality Bond Fund II - Primary Shares (FQB)	14,872,346	42,821,041
Quality Bond Fund II - Service Shares (FQBS)	1,173,854	1,916,560
Contrafund Portfolio - Service Class 2 (FC2)	437,255	2,094,772
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	78,696	794,928
VIP Fund - Contrafund Portfolio - Service Class (FCS)	7,243,912	82,022,035
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,213,754	18,462,849
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	7,541,154	77,542,453
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	260,520	2,080,392
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,164,698	4,504,330
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	6,500	7,835
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,193,973	3,252,122
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	64,432	15,375
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,186,988	1,557,557
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	30,198	70,499
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	900,896	5,659,050
VIP Fund - Growth Portfolio - Service Class (FGS)	966,356	31,288,455
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	79,162	702,672
VIP Fund - High Income Portfolio - Service Class (FHIS)	4,839,498	22,942,811
VIP Fund - High Income Portfolio - Service Class R (FHISR)	33,259,031	26,997,567
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	34,600,842	13,402,821
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	8,535,039	9,621,237
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	341,217	2,140,050
VIP Fund - Overseas Portfolio - Service Class (FOS)	602,709	5,559,560
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	236,442	1,240,523
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,849,028	12,398,957
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	9,879,282	20,785,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Franklin Income Securities Fund - Class 2 (FTVIS2)	14,016,505	11,336,348
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	13,779	137,049
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	6,026,248	10,150,417
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	8,085,023	7,351,746
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,173	29,018
Templeton Foreign Securities Fund - Class 3 (TIF3)	6,226,602	11,815,536
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	17,553,326	11,473,672
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,316,960	493,394
Guardian Portfolio - I Class Shares (AMGP)	1,778,354	44,111,141
International Portfolio - S Class Shares (AMINS)	241,506	3,066,638
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	460,112	72,644,491
Partners Portfolio- I Class Shares (AMTP)	6,877,644	115,976,870
Regency Portfolio - S Class Shares (AMRS)	3,935,612	8,546,961
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	865,111	1,089,875
Socially Responsive Portfolio - I Class Shares (AMSRS)	492,843	2,083,819
Capital Appreciation Fund/VA - Service Class (OVCAFS)	78,242	665,743
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,981,472	30,402,653
Global Securities Fund/VA - Class 3 (OVGS3)	5,217,036	24,487,666
Global Securities Fund/VA - Non-Service Shares (OVGS)	3,137,225	13,524,526
Global Securities Fund/VA - Service Class (OVGSS)	128,784	592,206
High Income Fund/VA - Class 3 (OVHI3)	2,824,163	1,977,857
High Income Fund/VA - Non-Service Shares (OVHI)	0	154,344
High Income Fund/VA - Service Class (OVHIS)	190	14,875
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,971,683	27,136,732
Main Street Fund(R)/VA - Service Class (OVGIS)	85,253	596,188
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	16,032,936	17,847,659
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	3,800	23,846
MidCap Fund/VA - Non-Service Shares (OVAG)	855,992	12,593,075
Strategic Bond Fund/VA - Service Class (OVSBS)	842,691	1,158,160
Real Return Portfolio - Administrative Class (PMVRRA)	264,760	245,005
Series D (Global Series) (SBLD)	51,502	62,093
Series J (Mid Cap Growth Series) (SBLJ)	59,330	47,885
Series N (Managed Asset Allocation Series) (SBLN)	29,466	23,531
Series O (All Cap Value Series) (SBLO)	92,674	582,798
Series P (High Yield Series) (SBLP)	385,868	195,681
Series Q (Small Cap Value Series) (SBLQ)	106,041	156,989
Series V (Mid Cap Value Series) (SBLV)	285,278	280,563
Series X (Small Cap Growth Series) (SBLX)	27,883	15,704
Series Y (Select 25 Series) (SBLY)	16,906	11,756
Total Return Portfolio - Administrative Class (PMVTRA)	1,282,417	683,496
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	362	9,570
Capital Growth Portfolio - Class II (ACEG2)	128,537	306,104
Comstock Portfolio - Class II (ACC2)	472,612	2,185,491
Diversified Stock Fund Class A Shares (VYDS)	105,299	2,249,817
Micro-Cap Portfolio - Investment Class (ROCMC)	152,598	190,244
Blue Chip Growth Portfolio - II (TRBCG2)	7,019,204	20,729,946
Equity Income Portfolio - II (TREI2)	3,116,631	9,600,197
Limited-Term Bond Portfolio - II (TRLT2)	11,458,370	28,394,193
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	11,659,530	14,280,525
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,635,549	7,155,126
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	11,122,585	14,340,277
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	485,921	1,781,530
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	36,970,484	19,151,591
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	2,129,719	10,259,019
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	11,142,868	24,095,414
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	1,912,661	35,118,512
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,073,735	6,031,609
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,902,932	2,475,768
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	7,346,465	5,641,134
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,129,855	32,059,413
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	15,156,614	8,260,317
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	5,680,559	7,577,740
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	3,334,426	6,254,268
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	767,957	1,014,883
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	3,561,708	3,204,374
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	15,381,980	44,842,526
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	991,352	2,294,110
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	994,965	4,667,893
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	6,704,719	11,488,660
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,614,618	11,307,663
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	929,025	3,137,051
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	1,623,068	14,446,796
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	2,667,692	123,171,651
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	4,863,027	574,659
International Equity Flex I Portfolio (obsolete) (WIEP)	738	3,220,874
International Equity Flex II Portfolio (obsolete) (WVCP)	32,964	1,275,805
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	704,868	75,104,054
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	182,212	37,920,371
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	267,356	17,648,804
U.S. Equity Flex II Portfolio (obsolete) (WGIP)	449,373	8,558,427

Total	$1,696,197,273	$3,528,181,343

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Manager Equity VIF (BBCMAG)
2009	0.95%	to	1.75%	79,522	$10.19	to	9.52	$780,089	0.86%	24.05%	to	22.87%
2008	0.95%	to	1.75%	110,981	8.21	to	7.75	884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.2	1,977,946	1.46%	5.76%	to	4.95%
Large Cap VIF (BBGI)
2009	0.95%	to	1.75%	181,163	9.58	to	8.96	1,698,220	1.01%	17.37%	to	16.24%
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.4	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
Mid Cap Growth VIF (BBCA)
2009	0.95%	to	2.05%	93,676	12.21	to	11.14	1,121,159	0.00%	26.47%	to	24.76%
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.3%	to	12.12%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.95%	to	2.30%	1,329,525	12.1	to	12	16,061,460	2.54%	21.01%	to	19.95%	*
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.95%	to	1.20%	118,233	9	to	10.73	1,195,448	0.00%	-10.00%	to	7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2009	0.95%	to	1.85%	465,051	10.85	to	10.83	5,075,301	0.00%	8.51%	to	8.26%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.95%	to	2.30%	921,638	$12.04	to	11.13	10,981,625	0.00%	25.49%	to	23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	1.25%			7,927	14.31			113,433	2.77%	24%
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2007	1.25%			2,342	13.93			32,613	1.73%	8.9%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.95%	to	2.40%	14,689,565	9.53	to	12.59	138,297,870	0.01%	44.63%	to	42.3%
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.9	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.6%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.95%	to	2.30%	1,031,386	12.72	to	11.44	12,931,641	0.00%	55.6%	to	53.35%
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.3%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.9%
2006	0.95%	to	2.55%	1,632,227	12.2	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.95%	to	2.20%	4,618,124	4.2	to	3.7	19,180,095	0.00%	55.41%	to	53.45%
2008	0.95%	to	2.20%	5,376,361	2.7	to	2.41	14,382,179	0.09%	-44.5%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.9%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%			475	$13.54			$6,437	0.83%	21.02%
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.95%	to	2.70%	4,589,729	24.6	to	21.49	111,311,388	0.42%	77.37%	to	74%
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.3	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.1	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.9	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.95%	to	2.20%	5,558,077	14.47	to	12.76	79,406,176	0.42%	77.37%	to	75.13%
2008	0.95%	to	2.25%	6,684,942	8.16	to	12.71	54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.8%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.6	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
Investors Growth Stock Series - Service Class (MIGSC)
2009	1.25%	to	2.25%	17,463	11.17	to	10.47	194,959	0.44%	37.36%	to	35.97%
2008	1.25%	to	2.25%	18,125	8.13	to	7.7	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%	to	2.25%	20,042	13.07	to	12.5	261,817	0.09%	9.63%	to	8.51%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.9%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77%	*
Mid Cap Growth Series - Service Class (MMCGSC)
2009	1.5%	to	2.60%	210,034	7.86	to	7.21	1,610,125	0.00%	39.13%	to	37.58%
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.9	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
New Discovery Series - Service Class (MNDSC)
2009	1.50%	to	2.60%	106,493	11.38	to	10.44	1,173,015	0.00%	60.48%	to	58.69%
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.1%
2007	1.50%	to	2.60%	114,943	11.9	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
Value Series - Service Class (MVFSC)
2009	0.95%	to	2.60%	3,696,423	9.55	to	11.18	36,396,990	1.16%	21.29%	to	19.27%
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.8%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38%	*
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.95%	to	1.85%	397,097	10.53	to	10.18	4,149,190	9.45%	8.6%	to	7.62%
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.2%
2007	0.95%	to	2.20%	1,037,706	10.9	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.3	4,016,565	0.90%	4.34%	to	3.51%	*
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	1.50%	to	2.60%	63,439	$10.66	to	9.89	$659,139	6.43%	7.74%	to	6.54%
2008	1.50%	to	2.60%	75,504	9.9	to	9.29	731,256	4.73%	-11.8%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.3	391,951	2.96%	2.38%	to	1.24%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.95%	to	2.20%	466,768	23.82	to	29.48	13,214,085	7.81%	28.97%	to	27.35%
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.2%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
Mid Cap Growth Portfolio- class I (MSVMG)
2009	1.60%	to	1.75%	4,834	8.25	to	8.13	39,312	0.00%	55.14%	to	54.9%
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.95%	to	1.75%	47,730	22.01	to	21.11	1,086,981	5.5%	27.13%	to	26.11%
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.4%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.95%	to	1.70%	85,960	11.35	to	11.29	974,308	6.15%	13.46%	to	12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.95%	to	1.85%	31,259	12.48	to	12.41	389,738	1.14%	24.85%	to	24.14%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.95%	to	2.20%	3,655,535	9.38	to	8.95	34,018,642	0.07%	22.24%	to	20.7%
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.9%	to	3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.95%	to	2.20%	2,923,369	10.59	to	10.11	30,736,122	0.32%	11.08%	to	9.68%
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.4	39,146,057	9.06%	2%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.95%	to	2.20%	2,651,292	10.4	to	9.92	27,381,129	0.00%	40.26%	to	38.34%
2008	0.95%	to	2.35%	2,607,903	7.42	to	7.14	19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.2	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.95%	to	2.25%	4,400,289	8.67	to	8.24	37,905,563	0.00%	37.46%	to	35.45%
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.3	to	10.21	21,564,598	1.17%	2.99%	to	2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.95%	to	2.05%	1,422,326	7.81	to	7.58	11,047,272	0.00%	29.45%	to	28.01%
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.4%	*
(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.95%	to	2.20%	2,432,766	$16.22	to	12.59	$38,123,665	9.44%	44.61%	to	42.79%
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.95%	to	2.20%	5,022,438	12.08	to	11.39	60,129,567	8.74%	44.69%	to	42.82%
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.95%	to	2.05%	92,773	23.3	to	21.01	2,128,566	1.19%	61.76%	to	59.97%
2008	0.95%	to	2.10%	117,608	14.4	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.95%	to	2.45%	2,343,389	25.54	to	22.73	59,011,515	1.29%	61.93%	to	59.09%
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.2%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.4%	to	29.54%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	1.50%	to	2.60%	57,783	19.68	to	18.47	1,113,594	1.11%	60.64%	to	58.85%
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.5%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%			1,356	16.23			22,007	3.98%	6.66%
2008	1.25%			1,501	15.22			22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95%	to	2.25%	617,366	15.35	to	13.82	9,320,767	3.54%	6.95%	to	5.55%
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.95%	to	1.85%	108,942	10.94	to	10.05	1,173,520	0.96%	28.49%	to	27.32%
2008	0.95%	to	1.85%	95,197	8.51	to	7.9	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.4	1,272,654	0.96%	28.98%	to	27.58%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.95%	to	2.45%	1,606,441	$17.35	to	15.44	$27,490,845	1.02%	28.44%	to	26.23%
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	1.25%			8,052	6.98			56,219	0.85%	27.83%			*
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	0.95%	to	2.20%	586,309	13.82	to	9.34	7,979,898	1.04%	23.82%	to	22.25%
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.2	22,435,929	0.92%	18.21%	to	16.45%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.95%	to	2.20%	352,465	18.61	to	17.1	6,481,949	1.03%	23.81%	to	22.25%
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.8%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.95%	to	2.30%	13,082,723	7.8	to	7.6	101,820,966	0.18%	51.51%	to	49.15%
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.95%	to	2.20%	545,466	8	to	7.81	4,351,485	0.47%	30.29%	to	28.45%
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	2.20%			217	7.81			1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	0.95%	to	1.40%	291,521	8.15	to	8.07	2,370,573	0.96%	27.97%	to	27.21%
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.95%	to	1.75%	589,939	9.42	to	9.29	5,537,130	2.17%	18.68%	to	17.72%
2008	0.95%	to	1.65%	382,103	7.94	to	7.9	3,028,279	1.57%	-20.62%	to	-20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.95%	to	1.80%	418,388	8.87	to	8.75	3,698,081	1.41%	22.98%	to	21.93%
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	0.95%	to	1.85%	581,196	10.18	to	10.02	5,894,080	2.88%	11.95%	to	10.93%
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.95%	to	1.85%	1,273,021	9.15	to	9	11,603,008	1.95%	20.79%	to	19.61%
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.95%	to	1.60%	487,057	8.59	to	8.49	4,172,398	1.51%	25.38%	to	24.55%
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.5%	to	-31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.95%	to	1.85%	633,405	9.7	to	9.55	6,123,239	2.42%	16.56%	to	15.47%
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.34%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.95%	to	2.30%	669,759	10.65	to	10.41	7,107,261	3.38%	7.75%	to	6.31%
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2009	1.50%	to	2.50%	63,999	10.51	to	10.33	668,098	3.22%	6.96%	to	5.88%
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.95%	to	2.20%	344,564	11.38	to	11.14	3,910,872	5.36%	15.33%	to	13.88%
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.8%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Fund - Class I (TRF)
2009	0.95%	to	2.30%	11,511,657	$11.21	to	8.07	$127,435,570	1.32%	24.9%	to	22.98%
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.5	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.89%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
NVIT Fund - Class II (TRF2)
2009	1.50%	to	2.60%	90,233	9.72	to	8.92	855,533	1.09%	23.67%	to	22.29%
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.2	2,282,112	0.92%	11.7%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%			294	12.61			3,712	1.13%	30.11%
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.3%
2006	1.25%			1,731	18.7			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95%	to	2.15%	331,596	13.3	to	12.08	4,332,608	1.1%	30.68%	to	29.09%
2008	0.95%	to	2.40%	450,548	10.18	to	9.2	4,511,348	2.07%	-46.73%	to	-47.6%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.2%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
NVIT Government Bond Fund - Class I (GBF)
2009	0.95%	to	2.45%	18,571,113	17.17	to	13.31	298,915,230	3.28%	1.71%	to	0.2%
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.7%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.6%
NVIT Government Bond Fund - Class II (GBF2)
2009	1.50%	to	2.60%	853,076	12.65	to	11.6	10,524,843	3.1%	0.89%	to	-0.23%
2008	1.50%	to	2.60%	1,063,595	12.54	to	11.63	13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.3%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
NVIT Growth Fund - Class I (CAF)
2009	0.95%	to	2.05%	4,093,988	7.5	to	4.7	29,698,562	0.56%	32.2%	to	30.74%
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.4%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.2	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.5	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%			5,321	12.54			66,726	0.29%	17.67%
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95%	to	2.60%	1,040,801	13.12	to	11.48	13,394,642	0.3%	17.98%	to	16.02%
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.4%	to	5.6%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT International Index Fund - Class VIII (GVIX8)
2009	0.95%	to	1.85%	362,938	$8.48	to	8.2	$3,066,717	2.76%	27.39%	to	26.23%
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.8	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.8	1,254,445	1.67%	8.94%	to	7.99%	*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.95%	to	2.60%	4,157,079	12.47	to	10.91	50,579,875	1%	26%	to	23.73%
2008	0.95%	to	2.65%	4,774,409	9.9	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.2%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.95%	to	1.85%	127,959	11.57	to	11.5	1,477,660	1.94%	15.66%	to	15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.95%	to	1.20%	61,529	12.13	to	12.11	745,662	1.69%	21.27%	to	21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.95%	to	2.6%	5,109,651	12.47	to	10.91	62,303,928	1.86%	8.05%	to	6.25%
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.4	to	11.2	86,027,776	3.28%	4.37%	to	2.6%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.6%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.95%	to	2.60%	24,580,501	11.28	to	11.07	303,672,799	1.42%	5.32%	to	15.97%
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.3%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.2	to	11.4	445,329,806	2.28%	4.35%	to	2.6%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.95%	to	2.60%	11,933,118	12.7	to	11.12	147,623,643	1.2%	23.21%	to	21.16%
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.4%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.8	253,047,764	2.10%	6.06%	to	4.08%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.95%	to	2.60%	7,849,777	12.71	to	11.13	97,464,346	1.65%	13.47%	to	11.58%
2008	0.95%	to	2.65%	9,861,417	11.2	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.7	to	11.67	171,885,452	2.72%	7.4%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.5%	to	1.75%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2007	1.25%			241	16.74			4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95%	to	2.20%	503,325	$12.24	to	11.06	6,073,923	0.85%	32.62%	to	30.95%
2008	0.95%	to	2.25%	663,781	9.23	to	8.43	6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.1%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.5	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.7	14,087,780	1.51%	9.26%	to	7.46%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.95%	to	2.30%	5,661,511	$20.54	to	16.09	$120,603,219	0.95%	35.46%	to	33.44%
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.7%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.9	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
NVIT Money Market Fund - Class I (SAM)
2009	0.95%	to	2.70%	31,981,566	12.84	to	10.08	394,485,878	0.04%	-0.91%	to	-2.66%
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.7%	to	0.01%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2009	1.10%			813	13.48			10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.95%	to	2.40%	9,022,689	8.25	to	8.03	74,212,142	0.87%	35.16%	to	32.99%
2008	0.95%	to	2.20%	634,973	6.1	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2009	1.25%			230	11.82			2,718	1.88%	27.89%
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2007	1.25%			269	17.49			4,704	1.71%	1.42%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.95%	to	2.20%	1,150,634	15.49	to	14.23	17,575,662	2.06%	28.6%	to	26.98%
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.2	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.6%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	1.50%	to	2.60%	67,302	10.37	to	9.73	687,819	0.99%	27.55%	to	26.12%
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.95%	to	2.20%	1,116,209	8.13	to	7.94	9,044,189	0.86%	28.54%	to	26.74%
2008	0.95%	to	1.60%	8,873	6.32	to	6.3	56,087	0.27%	-36.76%	to	-37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	1.50%	to	2.60%	138,048	8.02	to	7.87	1,101,310	0.48%	27.41%	to	25.99%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.95%	to	2.60%	671,187	7.96	to	7.74	5,292,201	1.17%	26.2%	to	24.1%
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.95%	to	2.40%	13,643,300	7.86	to	7.65	106,907,689	0.00%	25.91%	to	23.87%
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.6%	to	-38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	1.20%	to	2.10%	970,197	7.79	to	7.67	7,545,630	0.00%	25.19%	to	24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.95%	to	2.25%	9,387,443	8.68	to	8.49	81,175,736	1.17%	29.23%	to	27.53%
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.95%	to	2.20%	2,405,794	11.76	to	10.27	27,692,099	0.00%	26.25%	to	24.66%
2008	0.95%	to	2.65%	2,959,328	9.31	to	7.87	26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.7%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	1.50%	to	2.60%	75,333	$8.1	to	7.43	$594,293	0.00%	25.28%	to	23.88%
2008	1.50%	to	2.60%	93,131	6.47	to	6	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.8	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.95%	to	2.40%	5,299,089	20	to	14.61	119,917,757	0.58%	25.02%	to	23.19%
2008	0.95%	to	2.85%	6,639,101	16	to	13.6	120,429,640	1.07%	-32.8%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.1%	to	0.19%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	1.50%	to	2.60%	123,050	11.13	to	10.21	1,335,668	0.54%	23.97%	to	22.59%
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.95%	to	2.25%	6,145,117	18.81	to	11.32	125,332,191	0.27%	33.42%	to	31.67%
2008	0.95%	to	2.65%	7,666,352	14.1	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	1.50%	to	2.60%	239,791	12.42	to	11.4	2,898,029	0.16%	32.41%	to	30.93%
2008	1.50%	to	2.60%	281,038	9.38	to	8.7	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.5	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.1%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.95%	to	2.60%	5,382,701	15.24	to	12.59	80,458,840	9.45%	23.2%	to	21.15%
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.1	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.5%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.95%	to	2.20%	2,035,595	10.48	to	10.26	21,275,367	2.48%	6.09%	to	4.77%
2008	0.95%	to	2.20%	208,273	9.88	to	9.8	2,054,736	2.36%	-1.2%	to	-2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95%	to	1.90%	318,647	3.04	to	2.78	956,649	0.00%	51.02%	to	49.57%
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.7%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95%	to	2.25%	1,054,005	$11.26	to	10.17	$11,699,017	0.00%	51%	to	49.02%
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.2%
2006	0.95%	to	2.40%	1,016,600	12.3	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25%	to	2.25%	21,372	12.91	to	9.51	240,376	0.00%	24.27%	to	23.01%
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52%	*
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95%	to	2.60%	657,631	12.17	to	10.65	7,854,087	0.00%	24.6%	to	22.52%
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.1	27,583,203	0.00%	10.93%	to	9.1%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.95%	to	1.85%	103,250	12.98	to	12.9	1,339,008	0.33%	29.77%	to	28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	1.95%			983	12.87			12,649	0.00%	28.68%			*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.95%	to	2.20%	452,463	12.95	to	12.85	5,854,117	0.45%	29.52%	to	28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.95%	to	2.20%	2,805,689	10.74	to	7.97	29,662,654	1.09%	27.33%	to	25.55%
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.95%	to	2.60%	13,652,000	7.27	to	7.07	98,956,949	2.14%	29.59%	to	27.43%
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.95%	to	2.35%	2,844,136	10.38	to	9.44	29,105,787	7.43%	12.25%	to	10.66%
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.3%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.95%	to	1.90%	356,059	10.9	to	10.83	3,876,841	0.81%	8.97%	to	8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.95%	to	2.25%	1,622,430	10.98	to	10.88	17,783,700	1.43%	9.76%	to	8.83%	*
V.I. Basic Balanced Fund - Series I (AVB)
2009	0.95%	to	2.05%	37,731	9.46	to	8.63	347,836	5.62%	32.57%	to	30.94%
2008	0.95%	to	2.05%	43,568	7.14	to	6.59	302,629	4.40%	-38.91%	to	-39.65%
2007	0.95%	to	2.05%	51,932	11.69	to	10.92	592,270	2.78%	1.23%	to	0.14%
2006	0.95%	to	2.05%	67,132	11.54	to	10.91	759,789	1.91%	9.51%	to	8.33%
2005	0.95%	to	2.05%	72,175	10.54	to	10.07	749,591	1.43%	4.29%	to	3.16%
V.I. Basic Value Fund - Series II (AVBV2)
2009	1.25%			8,622	9.4			81,041	0.02%	45.89%
2008	0.95%	to	2.60%	642,858	5.1	to	5.51	3,559,622	0.46%	-52.36%	to	-53.16%
2007	0.95%	to	2.60%	689,206	10.71	to	11.75	8,284,492	0.33%	0.4%	to	-1.29%
2006	0.95%	to	2.60%	788,633	10.67	to	11.91	9,603,590	0.13%	6.66%	to	10.01%	*
2005	1.50%	to	2.60%	723,691	11.28	to	10.82	8,064,422	0.00%	3.85%	to	2.69%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.95%	to	1.75%	11,670	$9	to	5.76	$101,643	0.71%	19.93%	to	18.76%
2008	0.95%	to	1.75%	11,674	7.51	to	4.85	85,201	0.00%	-43.04%	to	-43.57%
2007	0.95%	to	1.75%	14,793	13.18	to	8.59	190,381	0.00%	10.94%	to	10.1%
2006	0.95%	to	1.75%	16,225	11.88	to	7.81	189,293	0.06%	5.29%	to	4.49%
2005	0.95%	to	1.75%	16,471	11.28	to	7.47	182,226	0.06%	7.81%	to	6.97%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.95%	to	2.60%	147,550	7.45	to	8.01	1,192,449	0.23%	19.57%	to	17.58%
2008	0.95%	to	2.60%	153,590	6.23	to	6.81	1,048,390	0.00%	-43.17%	to	-44.12%
2007	0.95%	to	2.60%	161,870	10.96	to	12.19	1,968,091	0.00%	10.67%	to	8.81%
2006	0.95%	to	2.60%	157,478	9.9	to	11.21	1,783,140	0.00%	-0.98%	to	3.31%	*
2005	1.50%	to	2.60%	135,164	11.3	to	10.85	1,507,567	0.00%	6.95%	to	5.76%
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.95%	to	2.50%	208,876	8.15	to	10.18	1,772,494	0.00%	40.64%	to	38.44%
2008	0.95%	to	2.50%	194,563	5.79	to	7.35	1,175,536	0.00%	-47.63%	to	-48.45%
2007	0.95%	to	2.60%	344,231	11.06	to	14.22	3,993,353	0.00%	9.49%	to	7.66%
2006	0.95%	to	2.60%	240,855	10.11	to	13.2	2,691,334	0.00%	1.05%	to	13.24%	*
2005	1.50%	to	2.45%	17,863	11.88	to	11.69	211,370	0.00%	7.63%	to	6.6%
V.I. Core Equity Fund - Series I (AVGI)
2009	0.95%	to	1.55%	41,016	12.56	to	11.96	497,604	2.3%	27.08%	to	26.31%
2008	0.95%	to	1.55%	31,402	9.89	to	9.47	301,847	1.70%	-30.81%	to	-31.23%
2007	0.95%	to	1.55%	45,118	14.29	to	13.77	628,584	1.14%	7.08%	to	6.43%
2006	0.95%	to	1.55%	46,417	13.34	to	12.93	605,844	0.86%	15.6%	to	14.9%
2005	0.95%	to	1.55%	13,069	11.54	to	11.26	147,684	1.40%	4.31%	to	3.68%
V.I. Core Equity Fund - Series II (AVCE2)
2009	1.50%	to	2.60%	113,102	9.92	to	9.52	1,105,384	1.48%	26.06%	to	24.65%
2008	1.50%	to	2.60%	161,347	7.87	to	7.63	1,255,694	2.13%	-31.37%	to	-32.14%
2007	1.50%	to	2.60%	148,885	11.46	to	11.25	1,696,260	0.91%	6.25%	to	5.06%
2006	1.50%	to	2.60%	173,478	10.79	to	10.71	1,867,311	1.03%	7.89%	to	7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2009	0.95%	to	1.25%	11,235	10.55	to	10.44	117,816	0.4%	26.5%	to	25.93%
2008	0.95%	to	1.20%	9,622	8.34	to	8.29	79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.8	to	11.76	72,864	0.00%	10.9%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64			46,401	0.00%	6.4%			*
V.I. Global Real Estate Fund - Series I (IVRE)
2009	0.95%	to	1.30%	36,267	8.6	to	8.49	310,149	0.00%	30.3%	to	29.82%
2008	0.95%	to	1.30%	32,265	6.6	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.3%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85			111,654	1.88%	28.5%			*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.6%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	1.50%	to	2.60%	174,315	9.54	to	8.75	1,623,035	3.48%	18.54%	to	17.22%
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2009	1.50%	to	2.60%	204,515	$10.06	to	9.23	$2,012,131	0.00%	35.05%	to	33.54%
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.9%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.95%	to	2.60%	714,580	8.78	to	12.96	7,535,414	0.68%	41.3%	to	38.95%
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42%	*
2007	1.50%	to	2.60%	301,006	15.88	to	14.9	4,684,007	0.71%	0%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.95%	to	2.20%	5,855,561	12.69	to	7.94	70,573,993	4.88%	16.97%	to	15.5%
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.4%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
VP Income & Growth Fund - Class II (ACVIG2)
2009	1.50%	to	2.60%	163,644	10.02	to	9.19	1,589,419	4.41%	16.01%	to	14.71%
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.7	to	13	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.95%	to	2.45%	5,478,989	12.56	to	11.34	68,026,571	1.65%	9.17%	to	7.51%
2008	0.95%	to	2.60%	5,726,351	11.5	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.8	to	10.99	51,890,335	4.19%	8.45%	to	6.8%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.6%	to	-0.92%
VP International Fund - Class I (ACVI)
2009	0.95%	to	1.75%	125,256	14.51	to	10.63	1,802,949	3.52%	32.49%	to	31.42%
2008	0.95%	to	2.20%	3,336,445	10.95	to	7.73	35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
VP International Fund - Class III (ACVI3)
2009	1.20%	to	1.75%	11,571	13.06	to	12.51	145,033	3.59%	32.16%	to	31.42%
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.7	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.7	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.95%	to	2.70%	1,084,995	10.34	to	11.51	11,196,510	3.66%	28.71%	to	26.35%
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.9%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VP Mid Cap Value Fund - Class II (ACVMV2)
2009	1.25%	to	2.25%	35,520	$12.26	to	11.69	$426,241	3.66%	28.18%	to	26.9%
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38%	*
VP Ultra(R) Fund - Class I (ACVU1)
2009	1.60%	to	1.75%	3,041	9.24	to	9.13	27,971	0.46%	32.33%	to	32.13%
2008	0.95%	to	2.60%	624,611	7.3	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.9%
2006	0.95%	to	2.60%	1,154,945	10.5	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.2%	to	-0.46%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.1	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
VP Value Fund - Class I (ACVV)
2009	0.95%	to	2.30%	10,383,543	17	to	13.79	178,152,843	5.83%	18.72%	to	16.99%
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.8%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.3%
VP Value Fund - Class II (ACVV2)
2009	1.50%	to	2.60%	358,036	11.75	to	10.78	4,107,489	5.56%	17.93%	to	16.61%
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.9%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.7	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.8%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.95%	to	2.25%	2,276,941	12.61	to	11.4	28,341,084	2.39%	23.84%	to	22.21%
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.3	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.6%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.95%	to	2.40%	29,044,402	12.66	to	8.1	351,401,392	2.06%	25.13%	to	23.13%
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.4%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.1	928,266,696	1.56%	3.7%	to	1.96%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.95%	to	2.25%	4,390,417	$10.7	to	5.65	$45,732,384	0.98%	32.48%	to	30.75%
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2009	1.50%	to	2.60%	12,253	9.53	to	8.75	114,013	0.65%	31.44%	to	29.97%
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.95%	to	2.45%	4,306,442	14.25	to	9.1	57,939,394	2.62%	21.39%	to	19.44%
2008	0.95%	to	2.45%	5,283,363	11.74	to	7.61	58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.5%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.7%
Appreciation Portfolio - Service Shares (DCAPS)
2009	1.50%	to	2.60%	170,902	10.58	to	9.7	1,765,657	2.67%	20.4%	to	19.05%
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.2%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.95%	to	1.55%	17,873	9	to	8.57	157,759	1.58%	24.84%	to	24.08%
2008	0.95%	to	1.55%	17,445	7.21	to	6.9	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.8%	to	3.88%
International Value Portfolio - Initial Shares (DVIV)
2009	0.95%	to	1.55%	16,864	15.69	to	14.93	257,017	4.12%	29.73%	to	28.94%
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.3	503,070	1.40%	21.44%	to	20.7%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	1.50%	to	2.20%	58,283	9.99	to	9.46	565,180	0.71%	11.57%	to	10.77%
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50%	to	2.60%	23,209	8.41	to	7.72	187,104	2.34%	12.79%	to	11.53%
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.8	644,442	1.25%	3.21%	to	2.06%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
High Income Bond Fund II - Service Shares (FHIBS)
2009	1.50%	to	2.60%	242,434	$15.24	to	13.98	$3,594,078	10.82%	50.19%	to	48.52%
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.2%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.7%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95%	to	2.20%	312,243	9.93	to	9.48	3,079,972	1.98%	0.32%	to	-0.94%
2008	0.95%	to	2.40%	469,126	9.9	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.3%	to	2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2009	0.95%	to	2.30%	10,095,439	15.65	to	13.44	154,419,893	6.54%	19.29%	to	17.68%
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
Quality Bond Fund II - Service Shares (FQBS)
2009	1.50%	to	2.60%	538,177	12.7	to	11.65	6,667,702	6.25%	18.35%	to	17.03%
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.8	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50%	to	2.60%	871,508	13.56	to	12.44	11,508,587	1.15%	33.44%	to	31.95%
2008	1.50%	to	2.60%	983,215	10.16	to	9.43	9,774,545	0.73%	-43.55%	to	-44.18%
2007	1.50%	to	2.60%	1,171,503	18	to	16.89	20,703,707	0.75%	15.53%	to	14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to	8.54%
2005	1.50%	to	2.60%	1,274,568	14.2	to	13.62	17,887,257	0.12%	14.9%	to	13.62%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	1.50%	to	2.60%	107,421	11.56	to	10.61	1,209,103	0.34%	54.8%	to	53.07%
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to	-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to	2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to	13%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to	-0.23%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	to	2.40%	21,380,872	18.73	to	10.26	389,004,147	1.25%	34.38%	to	32.41%
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.6%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.95%	to	2.70%	2,882,823	8.95	to	13.58	25,998,693	0.23%	46.17%	to	43.18%
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to	-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to	41.81%
2006	0.95%	to	2.65%	1,092,891	9.4	to	15.1	11,353,460	1.20%	-6.01%	to	-7.03%	*
2005	1.25%			2,596	13.4			34,792	0.71%	34.02%			*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.95%	to	2.70%	21,467,817	$12.97	to	9.35	$276,837,475	2.09%	28.8%	to	26.3%
2008	0.95%	to	2.70%	26,543,981	10.07	to	7.4	265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	1.50%	to	2.60%	766,428	10.14	to	9.3	7,577,401	2.02%	27.94%	to	26.51%
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.3%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.2	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.1	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.95%	to	2.05%	805,897	10.35	to	10.88	8,312,434	3.67%	22.97%	to	21.54%
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to	-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to	6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	5.69%	5.37%	to	4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2009	1.25%	to	2.25%	2,327	11.22	to	10.7	25,849	4.06%	22.41%	to	21.17%
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2007	1.25%			2,743	12.4			34,024	2.15%	7.06%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.95%	to	1.95%	660,383	9.79	to	9.43	6,433,356	3.47%	27.55%	to	26.27%
2008	0.95%	to	2.30%	670,911	7.68	to	8.47	5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2009	1.25%	to	2.25%	13,725	11.11	to	10.6	148,069	4.25%	26.94%	to	25.66%
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	1.25%	to	2.25%	3,382	13.19	to	12.84	43,848	2.13%	8.59%	to	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.2%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.95%	to	1.80%	357,399	9.3	to	9.01	3,312,351	2.28%	30.16%	to	29.04%
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2009	1.25%	to	2.25%	33,564	10.86	to	10.35	359,536	2.04%	29.54%	to	28.23%
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.3	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95%	to	2.05%	2,823,689	8.54	to	5.68	23,519,320	0.37%	44.33%	to	42.73%
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to	-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to	20.32%
2006	0.95%	to	2.35%	5,734,093	10.9	to	7.58	60,614,578	0.64%	4.3%	to	2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to	6.35%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.95%	to	2.30%	15,488,178	11.6	to	6.92	170,635,502	0.32%	26.93%	to	24.94%
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.1	513,272,202	0.40%	4.67%	to	2.9%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	1.50%	to	2.60%	341,722	$8.78	to	8.06	$2,922,370	0.19%	26.05%	to	24.64%
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.1%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.6	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.95%	to	2.45%	5,487,281	11.55	to	10.06	64,565,193	7.36%	42.41%	to	40.23%
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2009	0.95%	to	2.45%	4,212,440	10.41	to	9.99	43,660,512	8.36%	42.56%	to	40.38%
2008	0.95%	to	2.45%	3,359,844	7.3	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.95%	to	2.40%	6,353,808	12.41	to	12.21	78,092,553	8.2%	14.57%	to	12.92%
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to	-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to	1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to	1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to	-0.35%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.95%	to	2.40%	3,928,131	9.39	to	12.1	36,894,241	0.64%	38.69%	to	36.5%
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to	-41.17%
2007	0.95%	to	2.65%	3,720,767	11.3	to	14.92	43,912,299	0.76%	14.38%	to	12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.2%	to	-2.29%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	1.50%	to	2.60%	463,361	17.16	to	15.74	7,739,724	0.34%	37.66%	to	36.12%
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to	-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.6%	to	12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.5	13,188,602	0.18%	10.72%	to	9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to	14.96%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.95%	to	2.20%	1,697,629	13.63	to	10.02	23,195,540	1.92%	25.24%	to	23.66%
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.1	22,758,715	2.28%	-44.4%	to	-45.1%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	1.50%	to	2.60%	421,604	13.03	to	11.96	5,354,781	1.89%	24.31%	to	22.92%
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.95%	to	2.45%	3,074,483	$13.75	to	12.23	$41,693,409	1.92%	25.29%	to	23.15%
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.8%	to	15.85%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.95%	to	2.20%	1,328,090	12.14	to	11.01	15,897,453	0.5%	55.9%	to	53.93%
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to	-52.44%
2007	0.95%	to	2.50%	1,995,932	16.1	to	14.75	31,684,564	0.95%	4.59%	to	3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.1%	to	13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to	-0.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.95%	to	2.25%	4,609,866	10.72	to	10.2	48,998,095	7.73%	34.31%	to	32.46%
2008	0.95%	to	2.30%	4,245,169	7.98	to	7.69	33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.2	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2009	1.25%	to	2.25%	63,352	10.64	to	9.5	653,229	1.46%	15.86%	to	14.7%
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.5%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75%	*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.95%	to	2.30%	2,007,761	8.36	to	10.2	17,042,279	1.45%	27.93%	to	26.01%
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36%	*
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.95%	to	2.20%	1,279,742	10.93	to	10.43	14,037,162	2.63%	70.99%	to	68.84%
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.9	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08%	*
2005	1.25%			11,667	12.7			148,149	0.00%	26.98%			*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	1.25%			2,121	14.83			31,449	4.37%	35.33%
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.8%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.95%	to	2.25%	1,082,482	9.98	to	11.67	10,823,879	3.4%	35.89%	to	33.94%
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05%	*
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.95%	to	2.70%	3,437,497	14.25	to	13.76	48,665,063	13.65%	17.56%	to	15.54%
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.2%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52			32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82%	*
2005	1.25%			7,294	9.8			71,475	0.00%	-2.01%			*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.95%	to	2.40%	392,225	8.53	to	8.31	3,326,554	4.2%	29.01%	to	26.98%
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Guardian Portfolio - I Class Shares (AMGP)
2009	1.6%	to	1.75%	24,926	$14.87	to	10.03	$282,823	0.01%	27.61%	to	27.42%
2008	0.95%	to	2.65%	3,174,895	13.25	to	7.86	38,909,878	0.51%	-37.84%	to	-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to	4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.3%	to	10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to	5.85%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to	-47.7%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to	0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87%	*
2005	1.25%			812	11.65			9,462	0.21%	16.53%			*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	1.60%	to	1.75%	27,121	15.84	to	11.18	349,144	0.00%	29.49%	to	29.3%
2008	0.95%	to	2.30%	4,899,483	15	to	8.04	66,348,641	0.00%	-43.91%	to	-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to	19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.8	167,202,644	0.00%	13.61%	to	11.74%
2005	0.95%	to	2.65%	10,420,932	19.4	to	10.56	179,006,315	0.00%	12.66%	to	10.81%
Partners Portfolio- I Class Shares (AMTP)
2009	1.60%	to	1.75%	49,029	13.67	to	10.23	508,356	0.04%	53.58%	to	53.34%
2008	0.95%	to	2.40%	5,238,503	8.4	to	6.9	45,631,990	0.46%	-52.85%	to	-53.6%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to	6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to	9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to	15.02%
Regency Portfolio - S Class Shares (AMRS)
2009	1.25%			422	9.93			4,191	0.00%	44.33%
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to	-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.6	5,708,166	0.46%	2.07%	to	0.87%
2006	0.95%	to	2.05%	461,292	10.2	to	12.51	4,821,327	0.66%	2.04%	to	1.31%	*
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.95%	to	2.60%	189,090	7.08	to	9.17	1,482,626	0.00%	21.59%	to	19.56%
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to	-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to	-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52%	*
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to	0.23%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.95%	to	2.45%	315,329	11.22	to	10.29	3,523,342	2.09%	30.18%	to	28.21%
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to	-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to	5.3%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to	11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to	4.56%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50%	to	2.60%	366,282	9.9	to	9.09	3,549,018	0.01%	41.99%	to	40.41%
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to	-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to	10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to	4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to	2.14%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.95%	to	2.45%	10,161,530	$14.02	to	9.58	$144,577,862	0.33%	43.15%	to	40.77%
2008	0.95%	to	2.65%	12,747,789	9.8	to	6.67	126,536,235	0.15%	-46.04%	to	-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to	11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to	5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.1%	to	2.3%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.95%	to	2.60%	5,462,572	19.19	to	17.16	103,265,246	2.26%	38.37%	to	36.06%
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.6	91,407,219	1.60%	-40.76%	to	-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to	3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to	14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to	11.39%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.95%	to	2.40%	5,899,391	12.22	to	10.59	70,940,440	2.32%	38.44%	to	36.42%
2008	0.95%	to	2.85%	7,350,485	8.82	to	11.65	65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.3%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
Global Securities Fund/VA - Service Class (OVGSS)
2009	1.50%	to	2.60%	234,040	13.88	to	12.73	3,160,699	2.01%	37.26%	to	35.73%
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.2	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.1%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.95%	to	2.20%	859,349	2.52	to	2.44	2,158,516	0.00%	25.55%	to	23.96%
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.6	to	9.52	1,752,944	0.00%	-4%	to	-4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.95%	to	1.65%	45,401	2.73	to	2.79	123,551	0.00%	24.13%	to	21.8%
2008	0.95%	to	1.70%	58,162	2.2	to	2.29	128,455	8.37%	-78.88%	to	-79.1%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2009	1.25%			8,314	3.11			25,880	0.00%	24.38%
2008	1.25%			9,322	2.5			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.95%	to	2.30%	10,897,405	10.81	to	8.75	123,287,525	1.97%	27.07%	to	25.17%
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.7%
2006	0.95%	to	2.65%	23,057,427	13.5	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.9	345,511,948	1.36%	4.97%	to	3.21%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	1.50%	to	2.60%	334,673	9.91	to	9.1	3,245,291	1.66%	26.07%	to	24.67%
2008	1.50%	to	2.60%	391,338	7.86	to	7.3	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.95%	to	2.00%	1,073,093	$8.21	to	10.63	$8,820,680	0.86%	35.89%	to	34.28%
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	1.25%			14,582	11.99			174,782	0.65%	35.17%
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.95%	to	2.25%	5,642,712	9.65	to	3.85	58,874,182	0.00%	31.35%	to	29.62%
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.1	218,757,332	0.00%	11.26%	to	9.38%
Strategic Bond Fund/VA - Service Class (OVSBS)
2009	1.50%	to	2.60%	325,335	14.31	to	13.13	4,558,458	0.24%	16.63%	to	15.33%
2008	1.50%	to	2.60%	346,353	12.27	to	11.39	4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.9%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.5	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.95%	to	1.30%	65,525	12.02	to	11.87	782,688	3.12%	17.27%	to	16.95%
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.5%	to	1.3%	*
Series D (Global Series) (SBLD)
2009	1.10%	to	1.30%	23,481	9.02	to	8.96	211,619	0.00%	17.91%	to	18.21%
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.5	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61			119,083	0.00%	16.1%			*
Series J (Mid Cap Growth Series) (SBLJ)
2009	0.95%	to	1.30%	14,777	7.74	to	7.65	113,801	0.00%	42.54%	to	42.19%
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.54%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.3	to	10.28	57,954	0.00%	3%	to	2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2009	0.95%	to	1.25%	14,169	10.38	to	10.27	146,319	0.00%	24.46%	to	24.03%
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11	64,646	0.00%	10.1%	to	10%	*
Series O (All Cap Value Series) (SBLO)
2009	0.95%	to	1.30%	75,841	9.31	to	9.19	702,539	0.00%	31.87%	to	31.29%
2008	0.95%	to	1.30%	117,337	7.06	to	7	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.7%	to	13.6%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Series P (High Yield Series) (SBLP)
2009	0.95%	to	1.30%	35,166	$12.72	to	12.56	$445,532	0.00%	71.2%	to	70.42%
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.6	to	10.58	609,242	0.00%	6%	to	5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2009	0.95%	to	1.30%	63,451	11.06	to	10.92	697,437	0.00%	54.47%	to	53.8%
2008	0.95%	to	1.30%	64,592	7.16	to	7.1	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.7%	to	7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2009	0.95%	to	1.30%	185,377	10.95	to	10.81	2,018,141	0.00%	42.58%	to	42.05%
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.4%	to	7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2009	0.95%	to	1.15%	6,371	7.56	to	7.51	47,929	0.00%	33.81%	to	33.63%
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32			836	0.00%	3.2%			*
Series Y (Select 25 Series) (SBLY)
2009	1.10%	to	1.25%	3,045	8.25	to	8.2	25,093	0.00%	31.79%	to	31.62%
2008	1.10%	to	1.25%	2,318	6.26	to	6.23	14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.2%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.4%	to	8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.95%	to	1.30%	188,936	13.08	to	12.92	2,460,265	5.11%	12.95%	to	12.64%
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35			221,448	3.67%	3.5%			*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	1.25%			1,111	10.02			11,122	2.6%	28.19%
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
Capital Growth Portfolio - Class II (ACEG2)
2009	1.50%	to	2.60%	181,324	9.63	to	8.83	1,694,443	0.00%	63.16%	to	61.34%
2008	1.50%	to	2.50%	207,406	5.9	to	5.51	1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
Comstock Portfolio - Class II (ACC2)
2009	1.50%	to	2.60%	821,709	10.81	to	9.92	8,659,295	4.31%	26.48%	to	25.07%
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.8%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.8	18,867,355	0.94%	2.55%	to	1.41%
Diversified Stock Fund Class A Shares (VYDS)
2009	0.95%	to	2.05%	510,692	11.1	to	9.81	5,537,239	0.82%	25.85%	to	24.28%
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.9%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.6%	to	11.3%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.95%	to	1.30%	78,868	$9.97	to	9.85	$781,980	0.00%	56.51%	to	56.1%
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.1%	to	9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95%	to	1.95%	754,802	9.4	to	10.45	7,071,421	0.00%	40.44%	to	38.86%
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.2%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.3	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89%	*
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46%	*
Equity Income Portfolio - II (TREI2)
2009	0.95%	to	2.05%	1,708,614	8.81	to	8.46	15,026,299	1.55%	24.06%	to	22.68%
2008	0.95%	to	2.65%	1,993,851	7.1	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31%	*
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%			1,107	11.37			12,587	3.22%	6.01%
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15%	*
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24%	*
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.95%	to	2.05%	1,015,118	22.96	to	21.55	23,100,080	0.13%	111.37%	to	109.03%
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.95%	to	2.20%	712,637	21.23	to	25.47	18,859,632	0.17%	111.15%	to	108.49%
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.3%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.3	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.95%	to	2.25%	1,314,117	27.79	to	25.79	36,210,549	0.25%	56.12%	to	54.07%
2008	0.95%	to	2.65%	1,269,810	17.8	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.95%	to	2.20%	473,719	27.17	to	32.36	14,993,036	0.27%	56.04%	to	54.07%
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.95%	to	2.45%	12,278,354	$22.34	to	19.55	$268,795,979	0.37%	23.86%	to	21.91%
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.5%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.1%	to	21.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	0.95%	to	2.25%	4,701,582	12.47	to	11.09	57,583,672	2.05%	12.15%	to	10.61%
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	0.95%	to	2.45%	7,877,501	14.32	to	12.51	110,602,955	3.8%	6.15%	to	4.56%
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	0.95%	to	2.45%	14,723,373	9.45	to	8.24	136,658,228	1.03%	22.84%	to	20.83%
2008	0.95%	to	2.45%	18,240,906	7.7	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.1	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	0.95%	to	2.10%	1,974,176	12.01	to	11.16	23,409,402	1%	16.76%	to	15.24%
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.4%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.6%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	0.95%	to	2.25%	1,063,778	10.3	to	9.81	10,865,760	0.00%	39.15%	to	37.32%
2008	0.95%	to	2.25%	1,046,875	7.4	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.4%	to	-8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	0.95%	to	2.40%	3,338,506	14.25	to	13.3	46,986,034	0.00%	71.99%	to	68.97%
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.3%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.95%	to	2.40%	16,771,104	9.48	to	8.3	155,856,008	0.39%	25.87%	to	23.89%
2008	0.95%	to	2.40%	20,570,540	7.53	to	6.7	151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.2	to	8.73	306,477,658	0.00%	10.18%	to	8.5%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	0.95%	to	2.45%	4,948,846	$17.49	to	15.29	$84,994,354	8.96%	45.03%	to	42.85%
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.7	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	0.95%	to	2.45%	4,678,629	10.59	to	9.23	48,546,792	1.53%	25.69%	to	23.58%
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.7%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.7	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	0.95%	to	2.05%	1,454,572	14.26	to	13.39	20,676,076	3.48%	35.66%	to	34.16%
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	0.95%	to	2.05%	361,907	11.33	to	10.34	4,039,189	0.00%	39.95%	to	38.19%
2008	0.95%	to	2.05%	350,971	8.1	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.2%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.3%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	0.95%	to	2.40%	1,188,377	12.5	to	11.68	14,695,895	0.00%	45.27%	to	43.04%
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.1	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.6%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.95%	to	2.40%	3,428,531	11.28	to	9.9	37,949,287	1.07%	0.06%	to	-1.4%
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95%	to	1.95%	543,845	10.4	to	10.02	5,600,904	5.5%	7.34%	to	6.24%
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.95%	to	2.25%	869,687	11.31	to	10.53	9,776,465	3.16%	22.45%	to	20.84%
2008	0.95%	to	2.25%	1,068,301	9.24			9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.95%	to	2.45%	6,937,432	$13.52	to	11.8	$91,919,030	0.00%	42.47%	to	40.24%
2008	0.95%	to	2.45%	8,066,843	9.49	to	8.41	74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.5	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.95%	to	2.45%	6,103,814	12.15	to	10.59	72,782,371	0.42%	33.44%	to	31.3%
2008	0.95%	to	2.45%	7,141,914	9.1	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	0.95%	to	2.05%	719,794	11.95	to	11.22	8,594,076	0.00%	27.92%	to	26.5%
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.3	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.4%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	0.95%	to	2.45%	5,275,682	12.27	to	10.76	63,321,636	2.09%	25.44%	to	23.4%
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.6	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.60%	to	1.75%	26,804	11.02	to	10.86	292,549	0.00%	45.37%	to	45.15%
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.8%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.95%	to	2.15%	358,511	13.12	to	9.46	4,689,092	0.00%	31.18%	to	30.12%	*
Advisers Management Trust - Focus Portfolio - S Class Shares (Obsolete) (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.6%	to	-2.7%
Financial Investors First Horizon Core Equity Portfolio (obsolete) (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
First Horizon Capital Appreciation Portfolio (obsolete) (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.6%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.9	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.7%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.4	1,548,272	0.00%	3.18%	to	2.03%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.7	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.27	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.7%	to	6.9%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.5	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.1%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.5	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
Variable Insurance Funds - V.I. Blue Chip Fund - Series I (Obsolete) (AVBC)
2005	0.95%	to	2.05%	49,836	9.64	to	9.2	473,443	0.58%	2.52%	to	1.4%
Variable Insurance Funds - V.I. Premier Equity Fund - Series I (obsolete) (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%

2009	Reserves for annuity contracts in payout phase:								81,634,158
2009	Contract owners equity:								$7,961,391,641
2008	Reserves for annuity contracts in payout phase:								67,678,494
2008	Contract owners equity:								$7,651,606,707
2007	Reserves for annuity contracts in payout phase:								100,490,623
2007	Contract owners equity:								$14,026,009,866
2006	Reserves for annuity contracts in payout phase:								92,698,887
2006	Contract owners equity:								$15,205,517,008
2005	Reserves for annuity contracts in payout phase:								70,940,826
2005	Contract owners equity:								$15,354,197,207

*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.

**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Unassociated Document

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

partc.htm
PART C. OTHER INFORMATION

Item 24.                     Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2009.

Statements of Operations for the year ended
December 31, 2009.

Statements of Changes in Contract Owners' Equity
for the years ended December 31, 2009 and 2008.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of  Income (Loss) for the
years ended December 31, 2009, 2008 and 2007.

Consolidated Balance Sheets as of December
31, 2009 and 2008.

Consolidated Statements of Changes in Shareholder's
Equity for the years ended December 31, 2009,
2008 and 2007.

Consolidated Statements of Cash Flows for
the years ended December 31, 2009, 2008 and 2007.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously on June 4, 1998 with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter -  Filed previously on June 4, 1998 with initial Registration Statement (File No.333-56073) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not applicable.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiifpa99h6.htm"

(7)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(9)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"

(10)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm"

(12)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document "nwfpa99h12b.htm"

(13)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(14)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(15)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(16)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(17)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

(18)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

(19)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(20)	Fund Participation Agreement with Credit Suisse Asset Management, LLC, Provident Distributors, Inc. dated January 3, 2000, as document "creditsuissefpa.htm".

(9)	Opinion of Counsel - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jaunchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY
Casualty IA
NATIONWIDE INSURANCE FOUNDATION OH
CHAMPION OF THE COMMUNITY, INC. OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD
Common Stock: 130,000 Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty–100% OH
THI HOLDINGS (DELAWARE), INC. (THI)
Common Stock: 100 Shares
Casualty–100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Casualty–100% WI
NCC OF AMERICA, LTD (INACTIVE)
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III–100% OH
LONE STAR GENERAL AGENCY, INC.
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–95% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPCWT INVESTMENT, LLC
Class A Units
NMC–100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE INSURANCE COMPANY
PUI–100% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
AGI–100% WI
PREMIER AGENCY, INC.
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
AMCO–87.3%
Allied P&C–8.4%
Depositors–4.23%
IA
AGMC REINSURANCE, LTD
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
VPI SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
TH–100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TH–100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
NM
W.I. OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.999%
Corp. – .01%
G.B.
ALDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–79%
Fire–19%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMH)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMH–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD MGT. LLC (NWDMGT)
NAMH–100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH–100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LITE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS–100%
WI
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INC. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDA)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI-100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line

March 31, 2010 Page 2

Item 27.           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2010 was 24,448 and 1,090 respectively.

Item 28.           Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)(1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)

Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

And of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

SDI also acts as principal underwriter for the following management investment companies for which Security Investors, LLC, an affiliate of SDI, Security Benefit Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, acts as investment adviser:

SBL Fund
Security Mid Cap Growth Fund
Security Financial Resources Collective Investments, LLC

(b)(1)	NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)           Directors and Officers of SDI:

Mark J. Carr, President and Director
Richard Martinez, Treasurer
Amy J. Lee, Secretary and Chief Compliance Officer
Jim Schmank,Vice President and Director
Dale W. Martin, Jr., Director
Christopher D. Swickard, Assistant Secretary
Carmen R. Hill, Assistant Vice President
Richard Wells, Director

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)(1)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
(c)(2)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/07	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$462,350.04	$0	$0	$462,350.04

*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 14 h   day of July , 2010.
NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14 th   day of July , 2010.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact